Exception Grades
Run Date - 10/2/2023 12:37:27 PM

SitusAMC   Customer   Seller     Investor  Loan       Exception  Exception  Exception  Exception     Exception     15E Category   Exception                                                             Exception                                                             Exception                                                                   Compensating    Compensating Factor     Applying Party                 Follow-up                                                                                                Cleared    Cured Date Waived     Exception  DBRS       DBRS Final Fitch      Fitch      Kroll      Kroll      Moody's    Moody's    S&P        S&P Final  Note  Property  Occupancy  Purpose       Exception                                                                  Overall  Overall Credit   Credit Compliance Compliance Property Property Originator  TPR QM  Is
Loan ID    Loan ID    Loan ID    Loan      Exception  ID         Date       Type       Category      Subcategory                                                                                        Detail                                                                Information                                                                 Factors         Information                                            Comments                                                                                                 Date                  Date       Level      Initial    Exception  Initial    Final      Initial    Final      Initial    Final      Initial    Exception  Date  State                              Remediation                                                                Initial  Final   Initial  Final  Initial    Final Loan Initial  Final    QM ATR      ATR     Curable
                                 Number    ID                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Grade      Exception  Rating     Exception  Exception  Exception  Exception  Exception  Exception  Exception  Rating                                                                                                                         Loan     Loan    Loan     Loan   Loan Grade Grade      Loan     Loan     Status      Status
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rating                Rating     Rating     Rating     Rating     Rating     Rating     Rating                                                                                                                                    Grade    Grade   Grade    Grade                        Grade    Grade

[redacted] [redacted] [redacted] 1         28458993                         Compliance Compliance    Federal       TRID Defect    TRID Initial Closing Disclosure Timing without Waiver                 TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to  Evidence of earlier receipt missing from file.                                                                                                     Reviewer Comment (2023-05-17): [redacted]  Received E-signed copy of Initial CD dated [redacted]         05/17/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   No Defined Cure                                                            C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Borrower(s) at least [redacted] ([redacted]) business days prior to                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-16): ICD                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 1         28458994                         Compliance Compliance    Federal       TRID Defect    TRID Revised Loan Estimate Timing Before Closing                      TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on   Evidence of earlier receipt missing from file.                                                                                                     Reviewer Comment (2023-05-22): Tracking provided                                                         05/22/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   No Defined Cure                                                            C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted] not received by borrower at least four ([redacted])                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        business days prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-19): The [redacted]LE was sent and received on [redacted]. Please see LOE                                                                                                                                                                                                                                                                                                                                                                           (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-18): [redacted] LE shows received on [redacted] Closing was [redacted].  Final
                                                                                                                                                                                                                                                                                                                                                                                                                                 LE not received [redacted] or more days prior to closing.  This is a timing exception with no visible means of cure.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-16): ICD
[redacted] [redacted] [redacted] 1         28458995                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Final CD is missing borrower signature.                                                                                                            Reviewer Comment (2023-05-31): Cure documentation received.                                                         05/31/2023            2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted], prior to three ([redacted]) business days from                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             transaction date of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-05-31): Please see signed CD and RTC                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on                                                                                                                                                                                                                                                                                                   Reviewer Comment (2023-05-30): The Rescission period on a loan starts when the latest of [redacted]
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                things occurs:

                                                                                                                                                                                                                                                                                                                                                                                                                                 1. the receipt of the notice of right to cancel;
                                                                                                                                                                                                                                                                                                                                                                                                                                 2. the consummation of the loan; and
                                                                                                                                                                                                                                                                                                                                                                                                                                 3. the receipt by the consumer of the accurate material disclosures.

                                                                                                                                                                                                                                                                                                                                                                                                                                 While the RTC was signed and consummation both occurred on [redacted] (as evidenced by the handwritten date next to the signature on both the RTC and Note), for the Closing Disclosure (CD), which satisfies the delivery of accurate material disclosures, we are unable to confirm the date on which this document was provided as there is no signature date on [redacted] for any of the final CDs provided at or before closing. Since there is no signature date on the final CD, and [redacted] reflects it was issued on
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted], we would apply a [redacted]-day Mailbox rule to determine receipt which would be [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 which would place the rescission expiration at [redacted] and allow for disbursement on [redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 Based on documentation provided, the loan disbursed on [redacted] with a Rescission expiration of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] (both [redacted] day short based on timeline above).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception can be cured through the reopening of rescission to ensure that the rescission possibility is extinguished. New rescission can be provided with Transaction Date of [redacted] and a new rescission expiration date which must be at least [redacted]-business days from when consumer receives the new rescission notice. As such, we would require proof of delivery as part of the cure to ensure the requisite [redacted] days have been given.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-26): Compliance Department is reviewing.  Will have decision [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-23): See signed document package that contains Final CD. The CD was provided at closing on [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-22): Signed CD provided.  However, signature date is [redacted].  Please provide evidence borrower received CD[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-19): Signed CD

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-18): Final CD is not signed by borrower, exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-17): invalid, loan signed [redacted] not[redacted] see closing docs signed attached
[redacted] [redacted] [redacted] 1         28458996                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    Final CD is missing borrower signature.                                                                                                            Reviewer Comment (2023-05-31): Cure documentation received.                                                         05/31/2023            2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-05-31): Please see signed CD and RTC                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on                                                                                                                                                                                                                                                                                                   Reviewer Comment (2023-05-30): The Rescission period on a loan starts when the latest of [redacted]
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                things occurs:

                                                                                                                                                                                                                                                                                                                                                                                                                                 1. the receipt of the notice of right to cancel;
                                                                                                                                                                                                                                                                                                                                                                                                                                 2. the consummation of the loan; and
                                                                                                                                                                                                                                                                                                                                                                                                                                 3. the receipt by the consumer of the accurate material disclosures.

                                                                                                                                                                                                                                                                                                                                                                                                                                 While the RTC was signed and consummation both occurred on [redacted] (as evidenced by the handwritten date next to the signature on both the RTC and Note), for the Closing Disclosure (CD), which satisfies the delivery of accurate material disclosures, we are unable to confirm the date on which this document was provided as there is no signature date on [redacted] for any of the final CDs provided at or before closing. Since there is no signature date on the final CD, and [redacted] reflects it was issued on
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted], we would apply a [redacted]-day Mailbox rule to determine receipt which would be [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 which would place the rescission expiration at [redacted] and allow for disbursement on [redacted] Based on documentation provided, the loan disbursed on [redacted] with a Rescission expiration of[redacted](both [redacted] day short based on timeline above).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception can be cured through the reopening of rescission to ensure that the rescission possibility is extinguished. New rescission can be provided with Transaction Date of [redacted] and a new rescission expiration date which must be at least [redacted]-business days from when consumer receives the new rescission notice. As such, we would require proof of delivery as part of the cure to ensure the requisite [redacted] days have been given.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-26): Compliance Department is reviewing.  Will have decision [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-23): See signed document package that contains Final CD. The CD was provided at closing on [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-22): Signed CD provided.  However, signature date is [redacted]  Please provide evidence borrower received CD [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-19): Signed CD

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-18): Final CD is not signed by borrower, exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-17): invalid see signed RTC attached
[redacted] [redacted] [redacted] 2         28431593                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of           Please provide undiscounted rate and price, usually found on [redacted]                                                                            Reviewer Comment (2023-06-12): Cleared with PCCD reflecting lender credit                                06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     compliance report or Discount Point Acknowledgement Disclosure.                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non- Compliant Higher Priced Mortgage Loan.                                                                                                                                                                Seller Comment (2023-06-08): PCCD                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-31): We determine if these bona fide points are eligible for exclusion by comparing the undiscounted rate to APOR:

                                                                                                                                                                                                                                                                                                                                                                                                                                 Loan was locked on [redacted] and the corresponding APOR was [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                   Undiscounted Rate ([redacted]%) - APOR ([redacted]%) = [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exclude up to [redacted] fide discount points if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage point;
                                                                                                                                                                                                                                                                                                                                                                                                                                   Exclude up to [redacted] fide discount point if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage points;
                                                                                                                                                                                                                                                                                                                                                                                                                                   No bona fide discount points may be excluded if the interest rate before the discount exceeds the APOR for a comparable transaction by more than [redacted] percentage points.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Because the undiscounted rate exceeds APOR by more than [redacted]%, the discount points are not eligible for exclusion.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-31): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or Final
                                                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% +
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]%, or [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-31): This is a Higher Priced QM (APOR) Loan - The Rate Spread of [redacted] APOR to the APOR from [redacted] is under [redacted]%. The [redacted]% Threshold being tested in invalid as this loan is $[redacted] and lower than the threshold allowed of $[redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-30): [redacted] is using a Rate Set Date of [redacted] based on the relock to
                                                                                                                                                                                                                                                                                                                                                                                                                                 CD1 which increased the rate to [redacted]% (which the loan then closed under).  The APOR associated with a [redacted] Rate Set Date is [redacted]%.  When you add the [redacted]% margin to this APOR which would be required to determine the HPML threshold on subordinate loans, the threshold becomes
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]%.  The APR on the loan is [redacted]% (calculated) and [redacted]% (disclosed).  Given the
                                                                                                                                                                                                                                                                                                                                                                                                                                 APR is over the threshold, the loan is determined to be a Federal HPML.  Note that the loan is testing as a non-compliant HPML because we do not have evidence of a physical inspection being performed on the property.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-26): HPML LOX uploaded. Change is designation is ok if required.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-26): [redacted] undiscounted rate LOX

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-25): The loan is failing HPML based on the following HPML thresholds: APOR
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% + [redacted]% margin, or [redacted]%. APR on the subject loan is [redacted]%. Additionally, the compliance report also identifies the loan as higher priced.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-22): This is a rebuttable presumption loan amount is less than $[redacted]. APR must be less than APOR + [redacted]%.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-18): [redacted] shows an undiscounted rate of [redacted]%, but Note rate is
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% - not accurate undiscounted rate. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion. No high cost analysis in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-16): CE uploaded
[redacted] [redacted] [redacted] 2         28431594                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements  Please provide undiscounted rate and price, usually found on [redacted]                                                                            Reviewer Comment (2023-06-12): Cleared with PCCD reflecting lender credit                                06/12/2023                       1          B          A          B          A          B          A          B          A          B          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         not satisfied.                                                        compliance report or Discount Point Acknowledgement Disclosure.                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 2         28431595                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by Hybrid Appraisal valuation report in file.                                                                                                         Reviewer Comment (2023-06-12): Cleared with PCCD reflecting lender credit                                06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-31): We determine if these bona fide points are eligible for exclusion by                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 comparing the undiscounted rate to APOR:

                                                                                                                                                                                                                                                                                                                                                                                                                                 Loan was locked on [redacted] and the corresponding APOR was [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                   Undiscounted Rate ([redacted]%) - APOR ([redacted]%) = [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exclude up to [redacted] fide discount points if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage point;
                                                                                                                                                                                                                                                                                                                                                                                                                                   Exclude up to [redacted] fide discount point if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage points;
                                                                                                                                                                                                                                                                                                                                                                                                                                   No bona fide discount points may be excluded if the interest rate before the discount exceeds the APOR for a comparable transaction by more than [redacted] percentage points.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Because the undiscounted rate exceeds APOR by more than [redacted]%, the discount points are not eligible for exclusion.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-30): [redacted] is using a Rate Set Date of [redacted] based on the relock to
                                                                                                                                                                                                                                                                                                                                                                                                                                 CD1 which increased the rate to [redacted]% (which the loan then closed under).  The APOR associated with a [redacted] Rate Set Date is [redacted]%.  When you add the [redacted]% margin to this APOR which would be required to determine the HPML threshold on subordinate loans, the threshold becomes
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]%.  The APR on the loan is [redacted]% (calculated) and [redacted]% (disclosed).  Given the
                                                                                                                                                                                                                                                                                                                                                                                                                                 APR is over the threshold, the loan is determined to be a Federal HPML.  Note that the loan is testing as a non-compliant HPML because we do not have evidence of a physical inspection being performed on the property.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-26): Uploaded LOX on DB eligible

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-18): [redacted] shows an undiscounted rate of [redacted]%, but Note rate is
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% - not accurate undiscounted rate. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion. No high cost analysis in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-16): Picture is time stamped [redacted]
[redacted] [redacted] [redacted] 2         28431597                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Truth in Lending Act (HOEPA): Required Statement was not provided to  Please provide undiscounted rate and price, usually found on [redacted]                                                                            Reviewer Comment (2023-06-12): Cleared with PCCD reflecting lender credit                                06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Assignee)                                                             purchaser or assignee for loan that was sold or assigned. (Note: This compliance report or Discount Point Acknowledgement Disclosure.                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                          notice only applies when selling or assigning a HOEPA loan and may                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        not be found in the file for loans that have not been previously                                                                                                                                                         Reviewer Comment (2023-05-31): We determine if these bona fide points are eligible for exclusion by                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                        sold)                                                                                                                                                                                                                    comparing the undiscounted rate to APOR:

                                                                                                                                                                                                                                                                                                                                                                                                                                 Loan was locked on [redacted] and the corresponding APOR was [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                   Undiscounted Rate ([redacted]%) - APOR ([redacted]%) = [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exclude up to [redacted] fide discount points if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage point;
                                                                                                                                                                                                                                                                                                                                                                                                                                   Exclude up to [redacted] fide discount point if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage points;
                                                                                                                                                                                                                                                                                                                                                                                                                                   No bona fide discount points may be excluded if the interest rate before the discount exceeds the APOR for a comparable transaction by more than [redacted] percentage points.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Because the undiscounted rate exceeds APOR by more than [redacted]%, the discount points are not eligible for exclusion.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-30): We are now using a [redacted]% undiscounted starting rate based on the latest documentation received.  Please confirm if there was any cost to the borrower to obtain this
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% rate.  If this was the par rate and the cost was [redacted], let us know that as well.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                 price for the undiscounted starting rate is required  in order to complete testing to determine if any bona fide discount points are eligible for exclusion as any cost attributable to obtaining the undiscounted starting rate would not be excludable under the HOEPA/QM rules.  This may affect both HOEPA and QM points and fees calculations.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-18): [redacted] shows an undiscounted rate of [redacted]%, but Note rate is
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% - not accurate undiscounted rate. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion. No high cost analysis in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-16): CE uploaded
[redacted] [redacted] [redacted] 2         28431598                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA     Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to   Please provide undiscounted rate and price, usually found on [redacted]                                                                            Reviewer Comment (2023-06-12): Cleared with PCCD reflecting lender credit                                06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Disclosure Not Provided)                                              the Borrower                                                          compliance report or Discount Point Acknowledgement Disclosure.                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-31): We determine if these bona fide points are eligible for exclusion by                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 comparing the undiscounted rate to APOR:

                                                                                                                                                                                                                                                                                                                                                                                                                                 Loan was locked on [redacted] and the corresponding APOR was [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                   Undiscounted Rate ([redacted]%) - APOR ([redacted]%) = [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exclude up to [redacted] fide discount points if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage point;
                                                                                                                                                                                                                                                                                                                                                                                                                                   Exclude up to [redacted] fide discount point if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage points;
                                                                                                                                                                                                                                                                                                                                                                                                                                   No bona fide discount points may be excluded if the interest rate before the discount exceeds the APOR for a comparable transaction by more than [redacted] percentage points.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Because the undiscounted rate exceeds APOR by more than [redacted]%, the discount points are not eligible for exclusion.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-30): We are now using a [redacted]% undiscounted starting rate based on the latest documentation received.  Please confirm if there was any cost to the borrower to obtain this
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% rate.  If this was the par rate and the cost was [redacted], let us know that as well.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                 price for the undiscounted starting rate is required  in order to complete testing to determine if any bona fide discount points are eligible for exclusion as any cost attributable to obtaining the undiscounted starting rate would not be excludable under the HOEPA/QM rules.  This may affect both HOEPA and QM points and fees calculations.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-18): [redacted] shows an undiscounted rate of [redacted]%, but Note rate is
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% - not accurate undiscounted rate. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion. No high cost analysis in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-16): CE uploaded
[redacted] [redacted] [redacted] 2         28431599                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed   Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees. Please provide undiscounted rate and price, usually found on [redacted]                                                                            Reviewer Comment (2023-06-12): Cleared with PCCD reflecting lender credit                                06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Points and Fees)                                                                                                                            compliance report or Discount Point Acknowledgement Disclosure.                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-31): We determine if these bona fide points are eligible for exclusion by                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 comparing the undiscounted rate to APOR:

                                                                                                                                                                                                                                                                                                                                                                                                                                 Loan was locked on [redacted] and the corresponding APOR was [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                   Undiscounted Rate ([redacted]%) - APOR ([redacted]%) = [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exclude up to [redacted] fide discount points if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage point;
                                                                                                                                                                                                                                                                                                                                                                                                                                   Exclude up to [redacted] fide discount point if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage points;
                                                                                                                                                                                                                                                                                                                                                                                                                                   No bona fide discount points may be excluded if the interest rate before the discount exceeds the APOR for a comparable transaction by more than [redacted] percentage points.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Because the undiscounted rate exceeds APOR by more than [redacted]%, the discount points are not eligible for exclusion.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-30): We are now using a [redacted]% undiscounted starting rate based on the latest documentation received.  Please confirm if there was any cost to the borrower to obtain this
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% rate.  If this was the par rate and the cost was [redacted], let us know that as well.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                 price for the undiscounted starting rate is required  in order to complete testing to determine if any bona fide discount points are eligible for exclusion as any cost attributable to obtaining the undiscounted starting rate would not be excludable under the HOEPA/QM rules.  This may affect both HOEPA and QM points and fees calculations.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-18): [redacted] shows an undiscounted rate of [redacted]%, but Note rate is
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% - not accurate undiscounted rate. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion. No high cost analysis in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-16): CE uploaded
[redacted] [redacted] [redacted] 2         28431600                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late       Truth in Lending Act (HOEPA): Mortgage loan contains a late charge    Please provide undiscounted rate and price, usually found on [redacted]                                                                            Reviewer Comment (2023-06-12): Cleared with PCCD reflecting lender credit                                06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Charge)                                                               that exceeds the greater of [redacted]% of the amount past due or     compliance report or Discount Point Acknowledgement Disclosure.                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                          grace period of less than [redacted] days.                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-31): We determine if these bona fide points are eligible for exclusion by                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 comparing the undiscounted rate to APOR:

                                                                                                                                                                                                                                                                                                                                                                                                                                 Loan was locked on [redacted] and the corresponding APOR was [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                   Undiscounted Rate ([redacted]%) - APOR ([redacted]%) = [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exclude up to [redacted] fide discount points if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage point;
                                                                                                                                                                                                                                                                                                                                                                                                                                   Exclude up to [redacted] fide discount point if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage points;
                                                                                                                                                                                                                                                                                                                                                                                                                                   No bona fide discount points may be excluded if the interest rate before the discount exceeds the APOR for a comparable transaction by more than [redacted] percentage points.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Because the undiscounted rate exceeds APOR by more than [redacted]%, the discount points are not eligible for exclusion.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-30): We are now using a [redacted]% undiscounted starting rate based on the latest documentation received.  Please confirm if there was any cost to the borrower to obtain this
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% rate.  If this was the par rate and the cost was [redacted], let us know that as well.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                 price for the undiscounted starting rate is required  in order to complete testing to determine if any bona fide discount points are eligible for exclusion as any cost attributable to obtaining the undiscounted starting rate would not be excludable under the HOEPA/QM rules.  This may affect both HOEPA and QM points and fees calculations.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-18): [redacted] shows an undiscounted rate of [redacted]%, but Note rate is
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% - not accurate undiscounted rate. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion. No high cost analysis in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-16): CE uploaded
[redacted] [redacted] [redacted] 2         28431601                         Compliance Compliance    Federal       Federal Defect (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)     Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject Please provide undiscounted rate and price, usually found on [redacted]                                                                            Reviewer Comment (2023-06-12): Cleared with PCCD reflecting lender credit                                06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -   (1) Signed letter from borrower indicating their choice to either (a)      C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         loan of [redacted]% is in excess of the allowable maximum of          compliance report or Discount Point Acknowledgement Disclosure.                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -    accept refund and make loan non-high-cost or (b) keep loan as high-cost                                                                             Priced QM   Priced
                                                                                                                                                                                                        [redacted]% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other         and make loan compliant; (2) Assuming option (a) is selected, a copy of                                                                             (APOR)      QM
                                                                                                                                                                                                        $[redacted] on a Federal Total Loan Amount of $[redacted] vs. an                                                                                                                                                         Reviewer Comment (2023-05-31): We determine if these bona fide points are eligible for exclusion by                                                                                                                                                                                                         refund check and proof of mailing; (3) Assuming option (b) is selected,                                                                                         (APOR)
                                                                                                                                                                                                        allowable total of $[redacted] (an overage of $[redacted] or                                                                                                                                                             comparing the undiscounted rate to APOR:                                                                                                                                                                                                                                                                    proof of cure for each of the prohibited practices violations noted.
                                                                                                                                                                                                        [redacted]%).  Non-Compliant High Cost Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Loan was locked on [redacted] and the corresponding APOR was [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                   Undiscounted Rate ([redacted]%) - APOR ([redacted]%) = [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exclude up to [redacted] fide discount points if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage point;
                                                                                                                                                                                                                                                                                                                                                                                                                                   Exclude up to [redacted] fide discount point if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage points;
                                                                                                                                                                                                                                                                                                                                                                                                                                   No bona fide discount points may be excluded if the interest rate before the discount exceeds the APOR for a comparable transaction by more than [redacted] percentage points.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Because the undiscounted rate exceeds APOR by more than [redacted]%, the discount points are not eligible for exclusion.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-30): We are now using a [redacted]% undiscounted starting rate based on the latest documentation received.  Please confirm if there was any cost to the borrower to obtain this
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% rate.  If this was the par rate and the cost was [redacted], let us know that as well.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                 price for the undiscounted starting rate is required  in order to complete testing to determine if any bona fide discount points are eligible for exclusion as any cost attributable to obtaining the undiscounted starting rate would not be excludable under the HOEPA/QM rules.  This may affect both HOEPA and QM points and fees calculations.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-18): [redacted] shows an undiscounted rate of [redacted]%, but Note rate is
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% - not accurate undiscounted rate. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion. No high cost analysis in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-16): Ce uploaded
[redacted] [redacted] [redacted] 2         28431602                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Truth in Lending Act ([redacted]): Borrower did not receive pre-loan  Please provide undiscounted rate and price, usually found on [redacted]                                                                            Reviewer Comment (2023-06-12): Cleared with PCCD reflecting lender credit                                06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Requirement)                                                          counseling.                                                           compliance report or Discount Point Acknowledgement Disclosure.                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-31): We determine if these bona fide points are eligible for exclusion by                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 comparing the undiscounted rate to APOR:

                                                                                                                                                                                                                                                                                                                                                                                                                                 Loan was locked on [redacted] and the corresponding APOR was [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                   Undiscounted Rate ([redacted]%) - APOR ([redacted]%) = [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exclude up to [redacted] fide discount points if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage point;
                                                                                                                                                                                                                                                                                                                                                                                                                                   Exclude up to [redacted] fide discount point if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage points;
                                                                                                                                                                                                                                                                                                                                                                                                                                   No bona fide discount points may be excluded if the interest rate before the discount exceeds the APOR for a comparable transaction by more than [redacted] percentage points.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Because the undiscounted rate exceeds APOR by more than [redacted]%, the discount points are not eligible for exclusion.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-30): We are now using a [redacted]% undiscounted starting rate based on the latest documentation received.  Please confirm if there was any cost to the borrower to obtain this
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% rate.  If this was the par rate and the cost was [redacted], let us know that as well.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                 price for the undiscounted starting rate is required  in order to complete testing to determine if any bona fide discount points are eligible for exclusion as any cost attributable to obtaining the undiscounted starting rate would not be excludable under the HOEPA/QM rules.  This may affect both HOEPA and QM points and fees calculations.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-18): [redacted] shows an undiscounted rate of [redacted]%, but Note rate is
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% - not accurate undiscounted rate. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion. No high cost analysis in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-16): CE uploaded
[redacted] [redacted] [redacted] 2         28431604                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Please provide undiscounted rate and price, usually found on [redacted]                                                                            Reviewer Comment (2023-06-12): Cleared with PCCD reflecting lender credit                                06/12/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation compliance report or Discount Point Acknowledgement Disclosure.                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-31): We determine if these bona fide points are eligible for exclusion by                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 comparing the undiscounted rate to APOR:

                                                                                                                                                                                                                                                                                                                                                                                                                                 Loan was locked on [redacted] and the corresponding APOR was [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                   Undiscounted Rate ([redacted]%) - APOR ([redacted]%) = [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exclude up to [redacted] fide discount points if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage point;
                                                                                                                                                                                                                                                                                                                                                                                                                                   Exclude up to [redacted] fide discount point if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage points;
                                                                                                                                                                                                                                                                                                                                                                                                                                   No bona fide discount points may be excluded if the interest rate before the discount exceeds the APOR for a comparable transaction by more than [redacted] percentage points.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Because the undiscounted rate exceeds APOR by more than [redacted]%, the discount points are not eligible for exclusion.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-30): We are now using a [redacted]% undiscounted starting rate based on the latest documentation received.  Please confirm if there was any cost to the borrower to obtain this
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% rate.  If this was the par rate and the cost was [redacted], let us know that as well.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                 price for the undiscounted starting rate is required  in order to complete testing to determine if any bona fide discount points are eligible for exclusion as any cost attributable to obtaining the undiscounted starting rate would not be excludable under the HOEPA/QM rules.  This may affect both HOEPA and QM points and fees calculations.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-18): [redacted] shows an undiscounted rate of [redacted]%, but Note rate is
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% - not accurate undiscounted rate. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion. No high cost analysis in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-16): CE uploaded
[redacted] [redacted] [redacted] 2         28431605                         Compliance Compliance    Federal       ATR/QM Defect  QM Points and Fees [redacted]                                         Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan Please provide undiscounted rate and price, usually found on [redacted]                                                                            Reviewer Comment (2023-06-12): Cleared with PCCD reflecting lender credit                                06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         of [redacted]% is in excess of the allowable maximum of  [redacted]%  compliance report or Discount Point Acknowledgement Disclosure.                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of the Federal Total Loan Amount. Points and Fees total $[redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        on a Federal Total Loan Amount of $[redacted] vs. an allowable total                                                                                                                                                     Reviewer Comment (2023-05-31): We determine if these bona fide points are eligible for exclusion by                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                        of $[redacted] (an overage of $[redacted] or [redacted]%).                                                                                                                                                               comparing the undiscounted rate to APOR:

                                                                                                                                                                                                                                                                                                                                                                                                                                 Loan was locked on [redacted] and the corresponding APOR was [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                   Undiscounted Rate ([redacted]%) - APOR ([redacted]%) = [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exclude up to [redacted] fide discount points if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage point;
                                                                                                                                                                                                                                                                                                                                                                                                                                   Exclude up to [redacted] fide discount point if the interest rate before the discount does not exceed the APOR for a comparable transaction by more than [redacted] percentage points;
                                                                                                                                                                                                                                                                                                                                                                                                                                   No bona fide discount points may be excluded if the interest rate before the discount exceeds the APOR for a comparable transaction by more than [redacted] percentage points.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Because the undiscounted rate exceeds APOR by more than [redacted]%, the discount points are not eligible for exclusion.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-31): There was no cost to obtain the [redacted]% Rate.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-30): We are now using a [redacted]% undiscounted starting rate based on the latest documentation received.  Please confirm if there was any cost to the borrower to obtain this
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% rate.  If this was the par rate and the cost was [redacted], let us know that as well.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                 price for the undiscounted starting rate is required  in order to complete testing to determine if any bona fide discount points are eligible for exclusion as any cost attributable to obtaining the undiscounted starting rate would not be excludable under the HOEPA/QM rules.  This may affect both HOEPA and QM points and fees calculations.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-05-18): [redacted] shows an undiscounted rate of [redacted]%, but Note rate is
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% - not accurate undiscounted rate. File does not contain evidence of the undiscounted interest rate or the interest rate price. Need evidence of undiscounted/par rate and associated price in order to determine if discount points are bona fide and eligible for exclusion. No high cost analysis in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-05-16): CE uploaded
[redacted] [redacted] [redacted] 4         28578346                         Compliance Compliance    Federal       TRID Defect    TRID [redacted]  Percent Tolerance Violation Without Sufficient Cure  TILA-RESPA Integrated Disclosure: [redacted]  Percent Fee Tolerance   [redacted]  Percent Fee Tolerance exceeded. Total amount of $[redacted]                                                                            Reviewer Comment (2023-06-13): [redacted] received valid Changed Circumstance on [redacted].             06/13/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                   Provided                                                              exceeded. Total amount of $[redacted] exceeds tolerance of            exceeds tolerance of $[redacted] plus [redacted]  or $[redacted]. No cure                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD
                                                                                                                                                                                                        $[redacted] plus [redacted]  or $[redacted].  Insufficient or no cure was provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                    Other
                                                                                                                                                                                                        was provided to the borrower.                                                                                                                                                                                            Seller Comment (2023-06-12): LOE uploaded.
[redacted] [redacted] [redacted] 4         28578347                         Compliance Compliance    Federal       TRID Defect    TRID [redacted]  Percent Tolerance Violation Without Sufficient Cure  TILA-RESPA Integrated Disclosure: [redacted]  Percent Fee Tolerance   [redacted]  Percent Fee Tolerance exceeded for Loan Discount Points.  Fee                                                                          Reviewer Comment (2023-06-13): [redacted] received valid Changed Circumstance on [redacted].             06/13/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                   Provided                                                              exceeded for Loan Discount Points.  Fee Amount of $[redacted] exceeds Amount of $[redacted] exceeds tolerance of $[redacted].  Insufficient or no                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD
                                                                                                                                                                                                        tolerance of $[redacted].  Insufficient or no cure was provided to    cure was provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                        the borrower.                                                                                                                                                                                                            Seller Comment (2023-06-12): LOE uploaded. COW was included on the [redacted] CD.
[redacted] [redacted] [redacted] 4         28578521                         Credit     Loan Package  Loan File     Missing        Missing Document: Hazard Insurance Policy not provided                                                                                      Hazard insurance policy for subject property was not provided.                                                                                     Reviewer Comment (2023-06-09): Hazard policy provided, exception cleared.                                06/09/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Documentation               Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-06-08): HOI uploaded
[redacted] [redacted] [redacted] 5         28559219                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                                                                                                                                                                                                                                                                                 11/29/2022                       1          C          A          C          A          C          A          C          A          C          A                CA        Investment Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor N/A     No
                                                                                       Employment    Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 5         28559220                         Compliance Compliance    Federal       ATR/QM         Investment Property Submitted as QM                                   Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan                                                                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                CA        Investment Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor N/A     No
                                                                                                     Compliance                                                                                         Designation. Investment property not subject to Qualified Mortgage                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        QM
                                                                                                                                                                                                        requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other
[redacted] [redacted] [redacted] 6         28649038                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 7         28806162                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 8         28830448                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 8         28830681                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 8         28830687                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 8         28830871                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Final Title Policy not in the loan file - unable to determine what                                                                                                                                                                                                                           2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   endorsements were obtained.                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 9         28804383                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 9         28806525                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 10        28801141                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 10        28801169                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Missing the Final Title Policy to include the [redacted]  and/or [redacted]                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   endorsements.                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 10        28801174                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)         Unable to determine purpose of first lien secured by the homestead.                                                                                                                                                                                                                          2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         C        B       C        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 10        28802574                         Credit     Asset         Asset         Asset          Guideline Issue:Insufficient asset documentation.                     -                                                                     Only [redacted] month most recent bank statements provided, guidelines                                                                             Reviewer Comment (2023-07-28): Additional statement provided. Exception is clear.                        07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                                     Documentation                                                                                                                                                            require most recent [redacted] months to support the borrower's funds to                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              close.                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Bank statement uploaded                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 10        28849061                         Credit     Asset         Asset         Asset          Available for Closing is insufficient to cover Cash From Borrower.                                                                          New balances updated with most recent statement reflect borrower available                                                                         Reviewer Comment (2023-08-07): Exception has been cleared.  A statement reflecting balance through       08/07/2023                       1                     A                     A                     A                     A                     A                TX        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                                     Calculation /                                                                                                                                                            funds of $[redacted] which is less than borrower required cash from                                                                                closing date was provided.                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Analysis                                                                                                                                                                 borrower of $[redacted].                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): July statement uploaded fund for closing taken out [redacted]
[redacted] [redacted] [redacted] 11        28852839                         Credit     Loan Package  Application / Loan Package   Missing Document: Missing Final 1003                                                                                                        Final Application dated [redacted] was not located in the file.                                                                                    Reviewer Comment (2023-08-04): Final 1003 provided. Exception is clear.                                  08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Investment Refinance -                                                                              D        A       D        A      D          A          A        A        N/A         N/A     No
                                                                                       Documentation Processing    Documentation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Signed closing package
[redacted] [redacted] [redacted] 11        28853164                         Credit     Loan Package  Application / Insurance      Missing Document: Flood Certificate not provided                                                                                            Flood Certificate is missing.                                                                                                                      Reviewer Comment (2023-08-04): Flood cert provided. Exception is clear.                                  08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Investment Refinance -                                                                              D        A       D        A      D          A          A        A        N/A         N/A     No
                                                                                       Documentation Processing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Flood Cert
[redacted] [redacted] [redacted] 11        28853185                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     A signed and dated 4506-C from the day of closing for the years [redacted],                                                                        Reviewer Comment (2023-08-04): 4506 provided. Exception is clear.                                        08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Investment Refinance -                                                                              D        A       D        A      D          A          A        A        N/A         N/A     No
                                                                                       Employment    Documentation Employment                                                                                                                                                 [redacted], and [redacted] was not located in the file.                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Loan docs package uploaded from closing
[redacted] [redacted] [redacted] 11        28853461                         Compliance Loan Package  Closing /     Missing,       Missing Document: Note - Subject Lien not provided                                                                                          The Note was not located in the file.                                                                                                              Reviewer Comment (2023-08-04): Note provided. Exception is clear.                                        08/04/2023                       1          D          A          D          A          D          A          D          A          D          A                FL        Investment Refinance -                                                                              D        A       D        A      D          A          A        A        N/A         N/A     No
                                                                                       Documentation Title         Incorrect, or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                   Note                                                                                                                                                                                                                                                                                                          Seller Comment (2023-08-02): Loan docs package uploaded from closing
[redacted] [redacted] [redacted] 11        28853467                         Credit     Loan Package  Closing /     Missing        Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                              Reviewer Comment (2023-08-04): SI provided. Exception is clear.                                          08/04/2023                       1          D          A          D          A          D          A          D          A          D          A                FL        Investment Refinance -                                                                              D        A       D        A      D          A          A        A        N/A         N/A     No
                                                                                       Documentation Title         Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Loan docs package uploaded from closing
[redacted] [redacted] [redacted] 11        28853502                         Compliance Compliance    Federal       Missing Non-   (Missing Data) Flood Hazard Zone                                      Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood  Flood Certificate is missing.                                                                                                                      Reviewer Comment (2023-08-04): Flood cert provided. Exception is clear.                                  08/04/2023                       1          B          A          B          A          B          A          B          A          B          A                FL        Investment Refinance -                                                                              D        A       D        A      D          A          A        A        N/A         N/A     No
                                                                                                     Compliance    Required Data                                                                        Hazard Zone indicator was not provided. The applicable flood zone                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        related testing cannot be performed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Flood Cert uploaded
[redacted] [redacted] [redacted] 11        28853503                         Compliance Compliance    Federal       State Late     (Missing Data) Late Charge                                            Late Charge Type was not provided.  Any applicable Federal, State or  Note is missing.                                                                                                                                   Reviewer Comment (2023-08-04): Note provided. Exception is clear.                                        08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Investment Refinance -                                                                              D        A       D        A      D          A          A        A        N/A         N/A     No
                                                                                                     Compliance    Charge                                                                               Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Loan docs package uploaded from closing
[redacted] [redacted] [redacted] 11        28853509                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                     Verbal Verification of Employment is missing.                                                                                                      Reviewer Comment (2023-08-04): VVOE provided. Exception is clear.                                        08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Investment Refinance -                                                                              D        A       D        A      D          A          A        A        N/A         N/A     No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): VVOE
[redacted] [redacted] [redacted] 11        28853868                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     A signed and dated 4506-C for years [redacted], [redacted], and [redacted]                                                                         Reviewer Comment (2023-08-04): [redacted] and VVOE provided. Exception is clear.                         08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Investment Refinance -                                                                              D        A       D        A      D          A          A        A        N/A         N/A     No
                                                                                       Employment    Documentation Employment                                                                                                                                                 is needed for Borrower.  A Verbal Verification of Employment is needed for                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                              Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Loan docs package uploaded from closing
[redacted] [redacted] [redacted] 11        28879193                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-04): Client acknowledges exception. This exception is for informational                              08/04/2023 3                     A                     A                     A                     A                     A                FL        Investment Refinance -                                                                              D        A       D        A      D          A          A        A        N/A         N/A     No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 12        28822054                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 13        28803513                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 14        28831510                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 14        28831875                         Compliance Compliance    State         State Defect   Colorado Consumer Credit Code (Choice of Insurance and Cost of        [redacted] Consumer Credit Code:  Borrower not provided a written     [redacted] Consumer Credit Code: Borrower not provided a written statement                                                                         Reviewer Comment (2023-07-31): After review of trailing documents exception cleared.                     07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Insurance Disclosure Not Provided)                                    statement setting forth the cost of homeowners insurance if obtained  setting forth the cost of homeowners insurance                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        from lender and that borrower may choose insurance provider.                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): CO Insurance Dis uploaded
[redacted] [redacted] [redacted] 14        28831876                         Compliance Compliance    State         State Defect   Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not         [redacted] Consumer Credit Code:  Lender did not provide all TILA and [redacted] Consumer Credit Code: Lender did not provide all TILA and Reg. Z                                                                        Reviewer Comment (2023-07-31): Disclosures provided                                                      07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Provided)                                                             Reg. Z disclosures (even for loan class exempt from TILA              disclosures                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        requirements).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): CO disclosure uploaded
[redacted] [redacted] [redacted] 15        28807751                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 15        28807918                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                   Security Instrument does not contain Homestead exemption waiver.                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation
[redacted] [redacted] [redacted] 16        28828906                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 17        28800988                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 18        28804329                         Credit     Loan Package  Loan File     Missing        Missing Document: Hazard Insurance Policy not provided                                                                                      Hazard Insurance Policy is missing                                                                                                                 Reviewer Comment (2023-07-28): HOI policy provided. Exception is clear.                                  07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Second     Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation               Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-26): HOI                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 18        28804351                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Second     Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 18        28806957                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     Insurance and HOA verification is missing for the noted REO.                                                                                       Reviewer Comment (2023-07-28): Documents provided. Exception is clear.                                   07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Second     Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-26): REO Allen                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-26): REO peachtree
[redacted] [redacted] [redacted] 18        28806968                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     The Mortgage Statement does not contain insurance information.                                                                                     Reviewer Comment (2023-07-28): Documents provided. Exception is clear.                                   07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Second     Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 18        28807043                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                                                                                                                                                                        Reviewer Comment (2023-07-28): Documents provided. Exception is clear.                                   07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Second     Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 18        28807044                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                                                                                                                                                                        Reviewer Comment (2023-07-28): Documents provided. Exception is clear.                                   07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Second     Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-26): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 18        28807216                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                                                                                                                                                                        Reviewer Comment (2023-07-28): Documents provided. Exception is clear.                                   07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Second     Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 19        28806326                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 20        28804043                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 20        28817286                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Per loan file data, loan was determined to to High Priced QM (APOR)                                                                                Reviewer Comment (2023-08-07): Client restated loan designation to Safe Harbor QM(APOR).                 08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                NJ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation Safe Harbor                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): This should have been waived with previous condition

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-28): Loan Designation submitted as HPML QM and does not match due diligence designation of Safe Harbor QM (APOR). Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report Uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): [redacted]
[redacted] [redacted] [redacted] 20        28883759                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  Client restated loan designation to Safe Harbor QM(APOR).                                                                                                                                                                                                                                    2                     A                     B                     B                     B                     A                NJ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 21        28806556                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              B        B       B        B      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 21        28807063                         Compliance Compliance    Federal       Missing        Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard FDPA Notification Rule: Creditor did not retain record of borrower's  Document in file is not signed.                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       B        B      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Disclosure     Disclosure Missing                                                    receipt of Notice of Special Flood Hazard Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 21        28807290                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                   Security Instrument does not contain Homestead exemption waiver.                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       B        B      B          B          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 22        28802312                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 23        28832651                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 24        28834282                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 25        28805652                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 26        28832256                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 27        28803328                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 28        28816261                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 28        28816921                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                   Security instrument does not contain Homestead exemption waiver.                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 29        28816762                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 29        28816990                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                   Security Instrument does not contain Homestead exemption waiver.                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                PA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 30        28851613                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 31        28851024                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                                                                                                        Borrower has                            SitusAMC                       Reviewer Comment (2023-07-31): Inspection after start date but prior to declared end date.  Client                                        2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                                                                                            owned the                                                              elects to regrade.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                subject                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    property for at                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [Redacted].
                                                                                                                                                                                                                                                                                                                                                          years.
[redacted] [redacted] [redacted] 31        28851035                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 32        28809122                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                A complete Credit Report was not located in the file. File contains a one                                                                          Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          D          A          D          A          D          A          D          A          D          A                CA        Primary    Refinance -                                                                              D        B       D        B      A          A          A        A        Higher      Higher  No
                                                                                                     Documentation Document                                                                                                                                                   page Supplemental Report only.                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-26): Credit Report                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 32        28809167                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              D        B       D        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 32        28817462                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                            PDI provided is dated prior to the declared disaster end date.              Borrower has                            SitusAMC                       Reviewer Comment (2023-07-26): Inspection performed after start date but prior to end date.  Client                                       2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              D        B       D        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                                                                                            owned the                                                              elects to regrade.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                subject                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    property for at                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [Redacted].
                                                                                                                                                                                                                                                                                                                                                          years.
[redacted] [redacted] [redacted] 33        28821929                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 34        28833339                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 35        28804123                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 36        28805001                         Credit     Insurance     Insurance     Insurance      Hazard Insurance Policy expires within 90 days of the Note Date.      Hazard Insurance Policy Expiration Date ___, Note Date ___            Updated Hazard Insurance Policy is not available in file.                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                VA        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                                     Analysis                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 36        28805099                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 36        28817470                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan was submitted as Safe Harbor QM (APOR) however loan review determined                                                                         Reviewer Comment (2023-08-07): Client restated loan designation to Safe Harbor QM(APOR).                 08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                VA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       B        B      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation loan to be Higher Priced QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation Safe Harbor                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): This should have been waived with previous condition

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-28): Loan Designation submitted as HPML QM and does not match due diligence designation of Safe Harbor QM (APOR). Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit report uploaded
[redacted] [redacted] [redacted] 36        28883743                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  Client restated loan designation to Safe Harbor QM(APOR).                                                                                                                                                                                                                                    2                     A                     B                     B                     B                     A                VA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 37        28829225                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 38        28822504                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 39        28804398                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                            The subject property is located in a FEMA Disaster area. A post-disaster    The                                     SitusAMC                       Reviewer Comment (2023-07-26): Inspection performed after start date but prior to end date.  Client                                       2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Higher      Safe    No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                inspection verifying there was no damage to the subject property is         representative                                                         elects to regrade.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Disaster Name: ___                                                    required.                                                                   [Redacted].                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    score exceeds                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                          the guideline
                                                                                                                                                                                                                                                                                                                                                          minimum by at
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [Redacted].
                                                                                                                                                                                                                                                                                                                                                          points.
[redacted] [redacted] [redacted] 39        28804400                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 39        28804404                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([redacted]): Originator Loan Designation of       Originator Loan Designation of Higher Priced QM (APOR) does not match Due                                                                          Reviewer Comment (2023-08-07): Client restated loan designation to [redacted] QM(APOR).                  08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       C        B      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation Diligence Loan Designation of [redacted] QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        of [redacted] QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is Higher Priced QM (APOR).
                                                                                                                                                                                                                                                                                                                                                                                                                                 Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): This is one where they waived the one condition but did not the QM condition.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-28): Designation received of HPML QM does not match due diligence designation of [redacted] QM (APOR). Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report uploaded
[redacted] [redacted] [redacted] 39        28883792                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage ([redacted]): The initial Loan  Client restated loan designation to [redacted] QM(APOR).                                                                                                                                                                                                                                     2                     A                     B                     B                     B                     A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       C        B      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Designation of [redacted] QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 40        28845282                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 41        28823877                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 42        28828143                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 42        28828236                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan designation of Higher Priced QM is supported with calculated points                                                                           Reviewer Comment (2023-08-07): Client restated loan designation to Safe Harbor QM(APOR).                 08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                SC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation and fees from borrower's final Closing disclosure.                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation Safe Harbor                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is Higher Priced QM (APOR).
                                                                                                                                                                                                                                                                                                                                                                                                                                 Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): this should be waived with the other condition on this loan. This file is not an HPML.
[redacted] [redacted] [redacted] 42        28883814                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  Client restated loan designation to Safe Harbor QM(APOR).                                                                                                                                                                                                                                    2                     A                     B                     B                     B                     A                SC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 43        28811142                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                         This profile contains a reduced scope for subordinate liens.                                                                                       Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 44        28851059                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                UT        Investment Refinance -                                                                              C        A       C        A      A          A          A        A        N/A         N/A     No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 44        28851186                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                                                                                                                                                                        Reviewer Comment (2023-08-04): VVOE provided. Exception is clear.                                        08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Investment Refinance -                                                                              C        A       C        A      A          A          A        A        N/A         N/A     No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): VVOE
[redacted] [redacted] [redacted] 44        28851488                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Missing VVOE within [redacted] business days of closing.                                                                                           Reviewer Comment (2023-08-04): VVOE provided. Exception is clear.                                        08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Investment Refinance -                                                                              C        A       C        A      A          A          A        A        N/A         N/A     No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): VVOE uploaded
[redacted] [redacted] [redacted] 44        28851504                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                                                                                                                                                                        Reviewer Comment (2023-08-04): VVOE provided. Exception is clear.                                        08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Investment Refinance -                                                                              C        A       C        A      A          A          A        A        N/A         N/A     No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): VVOE uploaded
[redacted] [redacted] [redacted] 45        28805108                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Investment Refinance -                                                                              A        A       A        A      A          A          A        A        N/A         N/A     No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 46        28850640                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Investment Refinance -                                                                              C        A       C        A      A          A          A        A        N/A         N/A     No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 46        28850711                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     VVOE - Employment Only, WVOE with income to verify other types of income,                                                                          Reviewer Comment (2023-08-08): Exception has been cleared.  A WVOE reflecting [redacted] years + YTD     08/08/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Investment Refinance -                                                                              C        A       C        A      A          A          A        A        N/A         N/A     No
                                                                                       Employment    Documentation Employment                                                                                                                                                 W-2 ([redacted]) and W-2 ([redacted]) are not provided.                                                                                            earnings was provided.                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): Verification of Income uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): A VVOE was provided.  A WVOE with a break down of base, overtime and bonus income is still missing.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): EXCEPTION HISTORY - Exception Explanation was updated on [redacted] PRIOR
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception Explanation: VVOE - Employment Only, W-2 ([redacted]), W-2 ([redacted]), WVOE - Includes
                                                                                                                                                                                                                                                                                                                                                                                                                                 Income

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): VVOE uploaded
[redacted] [redacted] [redacted] 46        28850766                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                     Verification(s) of employment is not within [redacted] business days of the                                                                        Reviewer Comment (2023-08-02): After review of trailing documents exception cleared.                     08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Investment Refinance -                                                                              C        A       C        A      A          A          A        A        N/A         N/A     No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                Note.                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): VVOE
[redacted] [redacted] [redacted] 46        28850984                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Missing VVOE, WVOE with breakdown of base, overtime and bonus and W2's for                                                                         Reviewer Comment (2023-08-08): Exception has been cleared.  A WVOE reflecting [redacted] years + YTD     08/08/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Investment Refinance -                                                                              C        A       C        A      A          A          A        A        N/A         N/A     No
                                                                                       Employment    Documentation Employment                                                                                                                                                 [redacted] and [redacted].                                                                                                                         earnings was provided.                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): Verification of Income uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): A VVOE was provided.  A WVOE with a break down of base, overtime and bonus income is still missing.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): VVOE uploaded
[redacted] [redacted] [redacted] 47        28822347                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 48        28804070                         Compliance Compliance    Federal       Missing        Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard FDPA Notification Rule: Creditor did not retain record of borrower's  Notice of Special Flood Hazard Disclosure is not signed                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Disclosure     Disclosure Missing                                                    receipt of Notice of Special Flood Hazard Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 48        28804073                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 49        28835089                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 49        28835109                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 50        28830357                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 51        28833227                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 52        28832677                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                Credit Report is missing for both borrowers.                                                                                                       Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                ME        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 52        28832684                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 52        28834400                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         A guideline required origination credit report is missing.                                                                                         Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 52        28834428                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non- Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 52        28834429                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements  An origination credit report is missing.                                                                                                           Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          B          A          B          A          B          A          B          A          B          A                ME        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         not satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 52        28834430                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by                                                                                                                                                    Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 52        28834431                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  An origination credit report is missing which resulted in a calculated Due                                                                         Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                ME        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        A       D        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation Diligence Loan Designation of QM(APOR) risk.                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 52        28834432                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - QM Impact                                      General QM:  There are guideline deficiencies which could result in a An origination credit report is missing.                                                                                                           Reviewer Comment (2023-07-31): Credit repot provided                                                     07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         risk to the borrower's ability to repay.  (Exception is eligible to                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 52        28834433                         Compliance Compliance    State         State Defect   [redacted] Federal HPML Compliance Test                               [redacted]: Higher-Priced Mortgage Loan - Not Compliant                                                                                                                                                                  Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 52        28834434                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold 2013 Test Non-Compliant                     [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Primary    Refinance -   Within 30 days of closing and prior to receiving any notice, notify        D        A       D        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    borrower, make appropriate restitution and adjustments.                                                                                             Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%, or subject loan is a high-cost mortgage loan, contains                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Narrow Defense - Requires CHD Approval)                                                                                                                        (APOR)
                                                                                                                                                                                                        negative amortization, or has an interest-only feature.   Non-                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Within 60 days of closing and prior to receiving any notice, (1) provide
                                                                                                                                                                                                        Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Lender Attestation to SitusAMC attesting (a) lender has not received any notice from borrower regarding the failure and (b) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how the higher-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             priced loan was made despite procredures to prevent); (2)  notify the borrower and make appropriate restitution/adjustments to the loan; and (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             proof of mailing.
[redacted] [redacted] [redacted] 52        28834443                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline                                                                                                                                                              Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 53        28821830                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 53        28822075                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Compliant                                           Federal Higher-Priced Mortgage Loan: APR on subject loan of           APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]%                                                                          Reviewer Comment (2023-08-09): Last rate set date updated. Exception is clear.                           08/09/2023                       1          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     is equal to or greater than the threshold of APOR [redacted]% +                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or      [redacted]%, or [redacted]%. Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 53        28822076                         Compliance Compliance    State         State HPML     (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML [redacted] Higher-Priced Loan: APR on subject loan of California      APR on subject loan of California Higher-Priced Loan: APR on subject loan                                                                          Reviewer Comment (2023-08-09): Last rate set date updated. Exception is clear.                           08/09/2023                       1          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -   Based on the loan being a compliant California HPML, with no violations of C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                   Threshold)                                                            Higher-Priced Loan: APR on subject loan of [redacted]% or Final       of [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                             Cash-out -    prohibited practices, borrower choice letter is not required for cure                                                                               QM (APOR)   Harbor
                                                                                                                                                                                                        Disclosure APR of [redacted]% is equal to or greater than the         greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                 Other         given there are no further actions to be taken to make the loan compliant.                                                                                      QM
                                                                                                                                                                                                        threshold of APOR [redacted]% + [redacted]%, or [redacted]%.          [redacted]%. Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                     Loan may be cured so the loan is no longer an HPML as follows:                                                                                                  (APOR)
                                                                                                                                                                                                        Compliant Higher Priced Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Within 90 days of closing: (1) notify borrower; (2) copy of refund check for overage so the loan is no longer HPML; and (3) proof of delivery.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Narrow Defense - CHD Approval Required):  Within 120 days of discovery or receipt of complaint, which compliance failure was not intentional and resulted from a bona fide error notwithstanding the maintanence of procedures reasonably adapted to avoid such errors, the creditor provides:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (1) Lender Attestation to AMC attesting (i) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how higher-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             priced loan was made despite procredures to prevent); and (ii) the lender has not received any notice from borrower of the failure; (2) notification to borrower; (3) copy of refund check for overage so the loan is no longer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             HPML; and (4) proof of delivery.
[redacted] [redacted] [redacted] 53        28830598                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Originator Loan Designation of Safe Harbor QM (APOR) does not match Due                                                                            Reviewer Comment (2023-08-09): Last rate set date updated. Exception is clear.                           08/09/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation   Diligence Loan Designation of Higher Priced QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        of Higher Priced QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): You are not including the title doc prep fee in your calculations, and we                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 are causing the difference. Please rereview.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): The is Higher Priced QM(APOR).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Please advise what is needed to cure this condition

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): The provided originator loan designation was already Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                 QM(APOR).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation Safe Harbor

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is Safe Harbor QM (APOR). Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): This is one where they waived the one condition but did not the QM condition.
[redacted] [redacted] [redacted] 54        28822986                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding High- [redacted] Home Loan: Prohibited Acts and Practices Regarding High-   [redacted] Home Loan: Prohibited Acts and Practices Regarding High-Cost                                                                            Reviewer Comment (2023-07-28): Disclosure provided. Exception is clear.                                  07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Cost Home Loans Disclosure Not Provided)                              Cost Home Loans disclosure not provided.                              Home Loans disclosure not provided.                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Doc uploaded
[redacted] [redacted] [redacted] 54        28822987                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (High Cost Analysis Not In File)               [redacted] Home Loan:  Loan file did not contain record(s)            [redacted] Home Loan: Loan file did not contain record(s) documenting high-                                                                        Reviewer Comment (2023-07-28): Disclosure provided. Exception is clear.                                  07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         documenting high-cost home loan analysis.                             cost home loan analysis.                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Doc uploaded
[redacted] [redacted] [redacted] 54        28822988                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home  [redacted] Home Loan: Prohibited Acts and Practices Regarding Home    [redacted] Home Loan: Prohibited Acts and Practices Regarding Home Loans                                                                           Reviewer Comment (2023-07-28): Disclosure provided. Exception is clear.                                  07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Loans Disclosure Not Provided)                                        Loans disclosure not provided.                                        disclosure not provided.                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Document uploaded
[redacted] [redacted] [redacted] 54        28822993                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 54        28829366                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Guidelines indicate "Child support income may be considered stable with                                                                            Reviewer Comment (2023-08-03): Child support verified. Exception is clear.                               08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 documentation evidencing that the Borrower has been receiving full, regular                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                              and timely payments for the most recent [redacted] months."  There was no                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                                                                                              documentation in the file to evidence any history of receipt.                                                                                      Seller Comment (2023-08-01): [redacted] history uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-28): [redacted] printout provided is not legible. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Uploaded is the [redacted] Transaction history (showing payments received)
                                                                                                                                                                                                                                                                                                                                                                                                                                 and the agreement
[redacted] [redacted] [redacted] 54        28829396                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Receipt of child support income not documented resulting in a loan                                                                                 Reviewer Comment (2023-08-03): Child support provided. Exception is clear.                               08/03/2023                       1          B          A          C          A          B          A          C          A          B          A                RI        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.     designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): [redacted] history uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-28): [redacted] printout provided is not legible. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Uploaded is the [redacted] Transaction history (showing payments received)
                                                                                                                                                                                                                                                                                                                                                                                                                                 and the agreement
[redacted] [redacted] [redacted] 54        28829401                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies  Guidelines indicate "Child support income may be considered stable with                                                                            Reviewer Comment (2023-08-03): Child support verified. Exception is clear.                               08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         related to income and/or asset doc requirements which could result in documentation evidencing that the Borrower has been receiving full, regular                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        a risk to the borrower's ability to repay.  (Exception is eligible to and timely payments for the most recent [redacted] months."  There was no                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                        be regraded with compensating factors.)                               documentation in the file to evidence any history of receipt.                                                                                      Seller Comment (2023-08-01): [redacted] history uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-28): [redacted] printout provided is not legible. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Uploaded is the [redacted] Transaction history (showing payments received)
                                                                                                                                                                                                                                                                                                                                                                                                                                 and the agreement

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-26): Credit Report
[redacted] [redacted] [redacted] 54        28829418                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  [redacted] finding due to the missing documentation of the receipt of the                                                                          Reviewer Comment (2023-08-03): Child support provided. Exception is clear.                               08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                   child support income.                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): [redacted] history uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-28): [redacted] printout provided is not legible. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Uploaded is the [redacted] Transaction history (showing payments received)
                                                                                                                                                                                                                                                                                                                                                                                                                                 and the agreement
[redacted] [redacted] [redacted] 54        28848583                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding High- [redacted] Home Loan: Prohibited Acts and Practices Regarding High-   Disclosure provided was not executed by the lender.                                                                                                Reviewer Comment (2023-08-07): Fully executed disclosure was provided.                                   08/07/2023                       1                     A                     A                     A                     A                     A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Cost Home Loans Disclosure Not Signed)                                Cost Home Loans disclosure not properly executed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Document uploaded
[redacted] [redacted] [redacted] 54        28848584                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home  [redacted] Home Loan: Prohibited Acts and Practices Regarding Home    Disclosure provided was not executed by the lender.                                                                                                Reviewer Comment (2023-08-07): Fully executed disclosure was provided.                                   08/07/2023                       1                     A                     A                     A                     A                     A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Loans Disclosure Not Signed)                                          Loans Disclosure not properly executed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Document uploaded
[redacted] [redacted] [redacted] 55        28804057                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                The borrower's origination credit report is not provided.                                                                                          Reviewer Comment (2023-07-28): Report provided. Exception is clear.                                      07/28/2023                       1          D          A          D          A          D          A          D          A          D          A                FL        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Uploaded Credit report
[redacted] [redacted] [redacted] 55        28804059                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 55        28807174                         Credit     Credit        Credit        Guideline      Missing Document: Verification of Rent (VOR) / Verification of                                                                              The minimum housing history of [redacted] inclusive of all mortgages and                                                                           Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation                Mortgage (VOM) not provided                                                                                                                 all REO for all borrowers was not provided.                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-26): Credit Report
[redacted] [redacted] [redacted] 55        28829713                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    The provided originator loan designation in Non QM, but an origination                                                                             Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          D        A       D        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.     credit report which does not meet ATR requirements.                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded
[redacted] [redacted] [redacted] 55        28829714                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - ATR Impact                                     Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies The provided originator loan designation in Non QM, but an origination                                                                             Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         which could result in a risk to the borrower's ability to repay.      credit report which does not meet ATR requirements.                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        (Exception is eligible to be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded
[redacted] [redacted] [redacted] 55        28829743                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  An origination credit report is missing.                                                                                                           Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded
[redacted] [redacted] [redacted] 55        28829755                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         An origination credit report is missing.                                                                                                           Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded
[redacted] [redacted] [redacted] 56        28834822                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 57        28817206                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                         Note/Transaction Error This profile contains a reduced scope for                                                                                   Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                              subordinate liens.                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 58        28806324                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                                                                                                                                                                   Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          D          A          D          A          D          A          D          A          D          A                GA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): cr uploaded
[redacted] [redacted] [redacted] 58        28806406                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 58        28806500                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Credit History                     Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations No credit report provided to validate debts.                                                                                                       Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         using reasonably reliable third-party records.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-26): Credit Report
[redacted] [redacted] [redacted] 58        28806546                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Loan designation discrepancy due to missing credit report and DTI issue.                                                                           Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          B          A          C          A          B          A          C          A          B          A                GA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        A       D        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): cr uploaded
[redacted] [redacted] [redacted] 58        28806547                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          Waterfall finding due to missing credit report and DTI issue.                                                                                      Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 58        28806602                         Credit     Credit        Credit        Guideline      Guideline Requirement: Representative FICO score discrepancy.                                                                               Credit report not provided.                                                                                                                        Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Calculation /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                     Analysis                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): cr uploaded
[redacted] [redacted] [redacted] 58        28829817                         Compliance Compliance    Federal       ATR/QM Defect  General ATR Provision Investor and Non QM DTIs match and both         Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance  A payment of $[redacted] for an installment loan with Pentagon Fed CU was                                                                          Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   moderately exceed Guidelines                                          with the Lenders Guidelines and 1026.43(c)(5) of [redacted]%          not included in DTI was also not paid at closing and there is no other                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                        moderately exceeds the guideline maximum of [redacted]%. (DTI         documentation in file to indicate why it was excluded. Once included the                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                                                                                        Exception is eligible to be regraded with compensating factors.)      DTI is over the guideline.                                                                                                                         Seller Comment (2023-07-26): DUPLICATE ACCOUNT- CREDIT SUPP SHOWS CLOSED
[redacted] [redacted] [redacted] 58        28829822                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 A payment of $[redacted] for an installment loan with [redacted] CU was not                                                                        Reviewer Comment (2023-07-28): Credit report and supplement provided. Exception is clear.                07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                included in DTI was also not paid at closing and there is no other                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                     Guidelines                                                                                                                                                               documentation in file to indicate why it was excluded. Once included the                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                     Discrepancy                                                                                                                                                              DTI is over the guideline.                                                                                                                         Seller Comment (2023-07-27): DUPLICATE ACCOUNT- CREDIT SUPP SHOWS CLOSED
[redacted] [redacted] [redacted] 58        28829866                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  Waterfall finding due to the missing credit report and DTI issue.                                                                                  Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): cr uploaded
[redacted] [redacted] [redacted] 59        28831938                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 60        28832279                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 61        28831999                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 62        28832268                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 63        28851336                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 63        28852387                         Credit     Loan Package  Closing /     Loan Package   Title search shows negative impact on title.                                                                                                Missing Subordination Agreement to confirm that the [redated] Statement                                                                            Reviewer Comment (2023-08-07): Exception has been cleared.  The [redated] statement was provided showing 08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation                                                                                                                                              recorded [redated] against subject property does not imped new [redated]                                                                           the lien is on the Solar Panel.                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              [redated] lien position.  Statement for [redated] is reported as a                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              [redated]  secured home improvement loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01):  this loan reports incorrectly on credit as a MTG. This is actually for
                                                                                                                                                                                                                                                                                                                                                                                                                                 Solar Which is very well defined and Identified on title as a [redated] statement and title Search package documents confirm Fixture filing only. [redated] may remain on title and no further action required on this account as the monthly obligation is included in the DTI as required per guidance.
[redacted] [redacted] [redacted] 64        28801094                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 65        28844021                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                Credit Report not provided for both borrowers.                                                                                                     Reviewer Comment (2023-08-01): After review of trailing documents exception cleared.                     08/01/2023                       1          D          A          D          A          D          A          D          A          D          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Credit report                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 65        28844025                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 65        28844065                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         All other conditions are not met due to missing credit reports.                                                                                    Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): [redacted]  uploaded credit reports                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 65        28844099                         Compliance Compliance    Federal       ATR/QM Defect  QM (APOR) Threshold Fail                                              Qualified Mortgage: QM APR on subject loan of [redacted]% is equal to                                                                                                                                                    Reviewer Comment (2023-08-10): Rate set date provided. Exception is clear.                               08/10/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         or greater than the threshold of  [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-09): see additional conditions response                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-04): CR received however does not satisfy this exception which is due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                 QM APR exceeding the threshold. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): [redacted]  uploaded credit reports
[redacted] [redacted] [redacted] 65        28844100                         Compliance Compliance    State         State HPML     (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML [redacted] Higher-Priced Loan: APR on subject loan of [redacted]                                                                                                                                                         Reviewer Comment (2023-08-10): Rate set date provided. Exception is clear.                               08/10/2023                       1          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -   Based on the loan being a compliant California HPML, with no violations of D        A       D        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                   Threshold)                                                            Higher-Priced Loan: APR on subject loan of [redacted]% or Final                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    prohibited practices, borrower choice letter is not required for cure                                                                               QM (APOR)   Harbor
                                                                                                                                                                                                        Disclosure APR of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other         given there are no further actions to be taken to make the loan compliant.                                                                                      QM
                                                                                                                                                                                                        threshold of APOR [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Loan may be cured so the loan is no longer an HPML as follows:                                                                                                  (APOR)
                                                                                                                                                                                                        Compliant Higher Priced Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Within 90 days of closing: (1) notify borrower; (2) copy of refund check for overage so the loan is no longer HPML; and (3) proof of delivery.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Narrow Defense - CHD Approval Required):  Within 120 days of discovery or receipt of complaint, which compliance failure was not intentional and resulted from a bona fide error notwithstanding the maintanence of procedures reasonably adapted to avoid such errors, the creditor provides:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (1) Lender Attestation to AMC attesting (i) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how higher-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             priced loan was made despite procredures to prevent); and (ii) the lender has not received any notice from borrower of the failure; (2) notification to borrower; (3) copy of refund check for overage so the loan is no longer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             HPML; and (4) proof of delivery.
[redacted] [redacted] [redacted] 65        28844103                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  File is missing credit reports resulting in mismatch Loan Designation                                                                              Reviewer Comment (2023-08-10): Rate set date provided. Exception is clear.                               08/10/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        A       D        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        of Non QM.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-09): rate lock                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-09): Funding request uploaded does not verify the date. Can you please provide documentation verifying the date the interest rate was last set?

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-09): rate

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-09): Please provide the last date the rate was set.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): You are not including the title document prep fee in APR calculations and we are. Please rereview.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): The provided loan designation was Safe Harbor QM(APOR), but loan is
                                                                                                                                                                                                                                                                                                                                                                                                                                 Compliant Higher Priced and tested to a loan designation of Non QM.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-04): change designation to Safe Harbor
[redacted] [redacted] [redacted] 65        28847605                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Compliant                                           Federal Higher-Priced Mortgage Loan: APR on subject loan of           Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or                                                                         Reviewer Comment (2023-08-10): Rate set date provided. Exception is clear.                               08/10/2023                       1          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     Final Disclosure APR of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or      threshold of APOR [redacted]% + [redacted]%, or [redacted]%.  Compliant                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Mortgage Loan.                  Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 66        28828518                         Compliance Compliance    Federal       Missing        Notice of Special Flood Hazard Disclosure Not Provided Timely         [redacted] Notification Rule: Creditor did not provide a Notice of    Notice of Special Flood Hazard Disclosure issued on [redacted] was signed                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Disclosure                                                                           Special Flood Hazard Disclosure within a reasonable time prior to     and dated by Borrowers on [redacted] which was the closing date.                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                        closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 66        28828526                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 67        28828497                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                                                                                                                                                                   Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          D          A          D          A          D          A          D          A          D          A                CA        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-26): Credit report
[redacted] [redacted] [redacted] 67        28828578                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 67        28828613                         Compliance Compliance    Federal       Missing        Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard FDPA Notification Rule: Creditor did not retain record of borrower's                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Disclosure     Disclosure Missing                                                    receipt of Notice of Special Flood Hazard Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 67        28828870                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         No credit report in file to validate debts and FICO score.                                                                                         Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded
[redacted] [redacted] [redacted] 67        28828883                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Loan designation mismatch due to missing credit report.                                                                                            Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          D        B       D        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded
[redacted] [redacted] [redacted] 67        28828884                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - ATR Impact                                     Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies Loan file is missing the credit report.                                                                                                            Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         which could result in a risk to the borrower's ability to repay.                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                        (Exception is eligible to be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded
[redacted] [redacted] [redacted] 67        28828915                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  Loan at ATR risk due to missing credit report.                                                                                                     Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded
[redacted] [redacted] [redacted] 68        28834906                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 69        28831354                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 70        28832956                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 71        28850871                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 72        28804793                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                File is missing a copy of credit report.                                                                                                           Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          D          A          D          A          D          A          D          A          D          A                IN        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit report uploaded
[redacted] [redacted] [redacted] 72        28804796                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 72        28807549                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    The provided loan designation is Non QM, but a copy of an origination                                                                              Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          B          A          C          A          B          A          C          A          B          A                IN        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          D        A       D        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.     credit report is missing which resulted in a calculated Due Diligence Loan                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                              Designation of ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report uploaded
[redacted] [redacted] [redacted] 72        28807550                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - ATR Impact                                     Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies Loan File is missing a copy of the Credit Report for verification of                                                                               Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                IN        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         which could result in a risk to the borrower's ability to repay.      Borrowers Liabilities.                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                        (Exception is eligible to be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report uploaded
[redacted] [redacted] [redacted] 72        28807563                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  Loan File is missing a copy of the Credit Report for verification of                                                                               Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                IN        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                   Borrowers Liabilities.                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report uploaded
[redacted] [redacted] [redacted] 72        28807566                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Loan File is missing a copy of the Credit Report for verification of                                                                               Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                IN        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                                                                                                                                                            Borrowers Liabilities.                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-26): Credit Report
[redacted] [redacted] [redacted] 73        28832194                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 73        28832315                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Originator Loan Designation of Non QM does not match Due Diligence Loan                                                                            Reviewer Comment (2023-08-07): Exception cleared.  Third party verification of business existence was    08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                CO        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Fail.     Designation of ATR Fail due to missing the signed/dated 1040s.                                                                                     provided.  Tax returns are not required by guidelines to be signed.                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Tax Returns are not required to be signed.
[redacted] [redacted] [redacted] 73        28832316                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          General Ability-to-Repay requirements not satisfied. Tax Returns in file                                                                           Reviewer Comment (2023-08-07): Exception cleared.  Third party verification of business existence was    08/07/2023                       1          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           are note signed and dated.                                                                                                                         provided.  Tax returns are not required by guidelines to be signed.                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 73        28832317                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Income and Assets - Schedule C     Ability to Repay (Dodd-Frank 2014): Unable to verify Sole             1040 Tax Returns [redacted] in file. Tax Returns in file are not signed and                                                                        Reviewer Comment (2023-08-07): Exception cleared.  Third party verification of business existence was    08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         Proprietorship income using reasonably reliable third-party records.  dated.                                                                                                                                             provided.  Tax returns are not required by guidelines to be signed.                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Business is in good standing. Doc pulled from the [redacted] Secretary of
                                                                                                                                                                                                                                                                                                                                                                                                                                 State.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Tax Returns are not required to be signed.
[redacted] [redacted] [redacted] 74        28833351                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 75        28803349                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 76        28828434                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 77        28805172                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                Credit Repot not provided.                                                                                                                         Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          D          A          D          A          D          A          D          A          D          A                AZ        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report
[redacted] [redacted] [redacted] 77        28805212                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 78        28832477                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 79        28804098                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 80        28805431                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 81        28833843                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 82        28835154                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 82        28835303                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   [redacted] HPML Disclosure is missing in file.                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.
[redacted] [redacted] [redacted] 82        28835304                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 83        28822222                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 84        28832450                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.
[redacted] [redacted] [redacted] 84        28832451                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of        APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]%                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     is equal to or greater than the threshold of APOR [redacted]% +                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or      [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 84        28832482                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 84        28833620                         Compliance Compliance    State         Misc. State    Maryland Mortgage Lending Regulations (Disclosure of Taxes and        [redacted] Mortgage Lending Regulations: Disclosure on responsibility State Disclosure was not provided within the prescribed Timeframe.                                                                                                                                                                                                                           2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Level          Insurance Not Provided Timely)                                        for payment of taxes and insurance not provided to borrower within                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                        ten ([redacted]) business days of application or three ([redacted])                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other
                                                                                                                                                                                                        business days prior to closing.
[redacted] [redacted] [redacted] 85        28804067                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 86        28835780                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 87        28807204                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 88        28801088                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 89        28834446                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 90        28803743                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                Credit Report is missing in file.                                                                                                                  Reviewer Comment (2023-07-31): After review of trailing documents exception cleared.                     07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Credit Report
[redacted] [redacted] [redacted] 90        28803863                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 90        28847996                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         The Credit Report is missing from the file.                                                                                                        Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): CR uploaded
[redacted] [redacted] [redacted] 90        28849172                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Designation mismatch due to the missing credit report.                                                                                             Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          D        A       D        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 90        28849173                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - ATR Impact                                     Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies Waterfall finding due to the missing credit report.                                                                                                Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         which could result in a risk to the borrower's ability to repay.                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                        (Exception is eligible to be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): CR uploaded
[redacted] [redacted] [redacted] 90        28849278                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  Waterfall finding due to the missing credit report.                                                                                                Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): CR uploaded
[redacted] [redacted] [redacted] 91        28834591                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 92        28843867                         Credit     Missing       General       Missing        Incomplete Document: Note - Subject Lien is incomplete                                                                                      Page [redacted] of the subject lien note to include borrower's signature is                                                                        Reviewer Comment (2023-07-31): Recvd signed Note in trailing docs, exception cleared.                    07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                NM        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Document                    Document                                                                                                                                                   missing.                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Signed Note
[redacted] [redacted] [redacted] 92        28843871                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 93        28802157                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 94        28852363                         Credit     Loan Package  Closing /     Missing        Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                              Reviewer Comment (2023-08-02): SI provided. Exception is clear.                                          08/02/2023                       1          D          A          D          A          D          A          D          A          D          A                CA        Second     Refinance -                                                                              D        B       D        B      C          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Title         Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Mortgage
[redacted] [redacted] [redacted] 94        28852376                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                                                                                                        The                                     SitusAMC                       Reviewer Comment (2023-07-31): Inspection after start date but prior to declared end date.  Client                                        2          B          B          B          B          B          B          B          B          B          B                CA        Second     Refinance -                                                                              D        B       D        B      C          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                                                                                            representative                                                         elects to regrade.                                                                                                                                                                                                                                                                 Home       Cash-out -
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                FICO score                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    exceeds the
                                                                                                                                                                                                                                                                                                                                                          guideline
                                                                                                                                                                                                                                                                                                                                                          minimum by at
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [Redacted].
                                                                                                                                                                                                                                                                                                                                                          points.
[redacted] [redacted] [redacted] 94        28852396                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Second     Refinance -                                                                              D        B       D        B      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 94        28852405                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Verbal Verification of Employment for Employer Rialto USD is Missing.                                                                              Reviewer Comment (2023-08-02): VVOE provided. Exception is clear.                                        08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Second     Refinance -                                                                              D        B       D        B      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): VVOE
[redacted] [redacted] [redacted] 94        28852507                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay ([redacted]): Originator Loan Designation of Non QM  The file is missing the required employment verifications, causing the loan                                                                        Reviewer Comment (2023-08-02): Documents provided. Exception is clear.                                   08/02/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Second     Refinance -   Lender to provide updated ATR/QM status                                    D        B       D        B      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of ATR Fail.            to waterfall through the QM Testing, resulting in a loan designation                                                                                                                                                                                                                                                                                                                                                                  Home       Cash-out -
                                                                                                                                                                                                                                                                              mismatch.                                                                                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): VVOE uploaded
[redacted] [redacted] [redacted] 94        28852508                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - W-2                   Ability to Repay ([redacted]): Unable to verify current Wages/W-2     The file is missing the required employment verification, causing the loan                                                                         Reviewer Comment (2023-08-02): Documents provided. Exception is clear.                                   08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Second     Refinance -                                                                              D        B       D        B      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         employment status using reasonably reliable third-party records.      to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                  Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): VVOE uploaded
[redacted] [redacted] [redacted] 94        28852510                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - W-2                   Ability to Repay ([redacted]): Unable to verify current Wages/W-2     The file is missing the required employment verification, causing the loan                                                                         Reviewer Comment (2023-08-02): Documents provided. Exception is clear.                                   08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Second     Refinance -                                                                              D        B       D        B      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         employment status using reasonably reliable third-party records.      to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                  Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): VVOE uploaded
[redacted] [redacted] [redacted] 94        28852511                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay ([redacted]): There are guideline deficiencies       The file is missing the required employment verification, causing the loan                                                                         Reviewer Comment (2023-08-02): Documents provided. Exception is clear.                                   08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Second     Refinance -                                                                              D        B       D        B      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         related to income and/or asset doc requirements which could result in to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                  Home       Cash-out -
                                                                                                                                                                                                        a risk to the borrower's ability to repay.  (Exception is eligible to                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                        be regraded with compensating factors.)                                                                                                                                                                                  Seller Comment (2023-08-02): VVOE uploaded
[redacted] [redacted] [redacted] 94        28852512                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay ([redacted]): General Ability-to-Repay requirements  The file is missing the required employment verification, causing the loan                                                                         Reviewer Comment (2023-08-02): Documents provided. Exception is clear.                                   08/02/2023                       1          A          A          A          A          A          A          A          A          A          A                CA        Second     Refinance -                                                                              D        B       D        B      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         not satisfied.                                                        to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                  Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 94        28852578                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Missing VVOE - Employment Only for Borrower and Co-borrower completed                                                                              Reviewer Comment (2023-08-02): VVOE provided. Exception is clear.                                        08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Second     Refinance -                                                                              D        B       D        B      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 within [redacted] business days of Note.                                                                                                                                                                                                                                                                                                                                                                                              Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): VVOE uploaded
[redacted] [redacted] [redacted] 94        28852579                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                     Missing VVOE - Employment Only completed within [redacted] business days of                                                                        Reviewer Comment (2023-08-02): VVOE provided. Exception is clear.                                        08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Second     Refinance -                                                                              D        B       D        B      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                Note.                                                                                                                                                                                                                                                                                                                                                                                                                                 Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): VVOE uploaded
[redacted] [redacted] [redacted] 94        28852580                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                     Missing VVOE - Employment Only completed within [redacted] business days of                                                                        Reviewer Comment (2023-08-02): VVOE provided. Exception is clear.                                        08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Second     Refinance -                                                                              D        B       D        B      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                Note.                                                                                                                                                                                                                                                                                                                                                                                                                                 Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): VVOE uploaded
[redacted] [redacted] [redacted] 94        28852586                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay ([redacted]): Based on the loan failing one or more  The file is missing the required employment verification, causing the loan                                                                         Reviewer Comment (2023-08-02): Documents provided. Exception is clear.                                   08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Second     Refinance -                                                                              D        B       D        B      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         guideline components, the loan is at ATR risk.                        to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                  Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): VVOE uploaded
[redacted] [redacted] [redacted] 95        28831512                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                A complete Credit Report was not located in the file. The file contains a                                                                          Reviewer Comment (2023-07-31): Provided                                                                  07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                AL        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Higher      Higher  No
                                                                                                     Documentation Document                                                                                                                                                   one page credit report supplemental.                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 95        28831562                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         A complete credit report was not located in the file. File contains a one                                                                          Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                AL        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                                                                                                                                                            page supplemental report only.                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 95        28831578                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 95        28833823                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         A complete Credit Report was not located in the file. File contains a one                                                                          Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                AL        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                                                                                                                                                            page supplemental report only.                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 96        28832349                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                   Security Instrument is not on a FNMA/FHLMC form.                                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                NJ        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 96        28832364                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 97        28804192                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 98        28833811                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 99        28829594                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                IA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 100       28829073                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 101       28834141                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 101       28834183                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                                                                                                                                                                   Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                WA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit report                                                                                                                                                                                                                                                    Consolidation
[redacted] [redacted] [redacted] 101       28834228                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    The Credit Report is missing from the file, causing the loan to waterfall                                                                          Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                WA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        A       D        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Fail.     through the QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation
[redacted] [redacted] [redacted] 101       28834229                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Credit History                     Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations The Credit Report is missing from the file, causing the loan to waterfall                                                                          Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         using reasonably reliable third-party records.                        through the QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation
[redacted] [redacted] [redacted] 101       28834230                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          The Credit Report is missing from the file, causing the loan to waterfall                                                                          Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           through the QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation
[redacted] [redacted] [redacted] 101       28834233                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         The Credit Report is missing from the file.                                                                                                        Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Debt
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation
[redacted] [redacted] [redacted] 101       28834240                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - ATR Impact                                     Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies The Credit Report is missing from the file, causing the loan to waterfall                                                                          Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         which could result in a risk to the borrower's ability to repay.      through the QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                        (Exception is eligible to be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                      Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation
[redacted] [redacted] [redacted] 101       28834244                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  The Credit Report is missing from the file, causing the loan to waterfall                                                                          Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                   through the QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation
[redacted] [redacted] [redacted] 101       28853180                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of                                                                                                                                                       Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1                     A                     A                     A                     A                     A                WA        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          D        A       D        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation
[redacted] [redacted] [redacted] 102       28833526                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 102       28834181                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  [redacted] in file. [redacted] estimates value at $[redacted].                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 102       28834185                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Final Title Policy not in file - unable to determine what endorsements were                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   obtained.                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 102       28835431                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): TX 50(a)(6) prohibits other                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                debt secured by the homestead unless the purpose of additional debt                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        is one described under [redacted] 50(a)(1)-(5) or (8). Unable to                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        determine purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 103       28834267                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 103       28834317                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  Only AVM provided for value utilization.                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Debt          does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Consolidation the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 103       28835775                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Ownership and Encumbrance report only in file - unable to determine what                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   endorsements were obtained.                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                   Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 104       28832049                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 104       28833513                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 105       28831854                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Loan file does not contain a Final Title Policy - unable to determine what                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   endorsements were obtained.                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    issuance, there is not an obvious remediation
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Debt
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                   Consolidation
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 105       28831861                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 105       28831872                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                                                                                                                                                                   Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                TX        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report                                                                                                                                                                                                                                                    Consolidation
[redacted] [redacted] [redacted] 105       28834534                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Loan designation mismatch due to the missing credit report                                                                                         Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                TX        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          D        B       D        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded                                                                                                                                                                                                                                                      Consolidation
[redacted] [redacted] [redacted] 105       28834535                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - ATR Impact                                     Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies Loan file is missing the origination credit report.                                                                                                Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         which could result in a risk to the borrower's ability to repay.                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                        (Exception is eligible to be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                      Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation
[redacted] [redacted] [redacted] 105       28834558                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  Loan considered to be at ATR risk due to the missing credit report.                                                                                Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded                                                                                                                                                                                                                                                      Consolidation
[redacted] [redacted] [redacted] 105       28834577                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Loan file is missing the origination credit report.                                                                                                Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Debt
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation
[redacted] [redacted] [redacted] 106       28834245                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                The Credit Report is missing from the file.                                                                                                        Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                TX        Primary    Refinance -                                                                              D        B       D        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 106       28834315                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         D        B       D        B      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   50(a)(6) or (7) is secured by the homestead
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 106       28834320                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              D        B       D        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 106       28834604                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    The Credit Report is missing from the file, causing the loan to waterfall                                                                          Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                TX        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        B       D        B      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Fail.     through the QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 106       28834605                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Credit History                     Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations The Credit Report is missing from the file, causing the loan to waterfall                                                                          Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              D        B       D        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         using reasonably reliable third-party records.                        through the QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 106       28834607                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          The Credit Report is missing from the file, causing the loan to waterfall                                                                          Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              D        B       D        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           through the QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 106       28834750                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         The Credit Report is missing from the file.                                                                                                        Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              D        B       D        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report
[redacted] [redacted] [redacted] 106       28852971                         Credit     Credit        Credit        Guideline      Public Record Issue:                                                  -                                                                     Per guidelines, Collection accounts and/or charge-offs on non-mortgage                                                                                                                                                                                                                       2                     B                     B                     B                     B                     B                TX        Primary    Refinance -                                                                              D        B       D        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Eligibility                                                                                                                                                              accounts do not have to be paid off at or prior to closing if the balance                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                              of an individual account is less than $[redacted] or the  total balance of                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                                                                                              all accounts is $[redacted] or less. The balance is $[redacted] and no proof of debt satisfied.
[redacted] [redacted] [redacted] 107       28831609                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 108       28834304                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 108       28834728                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                   Security Instrument not on FNMA/FHLMC form.                                                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 109       28830666                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 110       28831953                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 111       28811313                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 112       28812968                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 113       28834171                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 113       28834275                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 113       28834276                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of        [redacted] Final Disclosure Annual Percentage Rate is [redacted]% However                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     Calculated Annual Percentage Rate is [redacted]% Variance is of                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or      [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 114       28833890                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 115       28828552                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 116       28823924                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 117       28822874                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 118       28803866                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 119       28832266                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 120       28816748                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 120       28816754                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                   Security Instrument is not on a FNMA/FHLMC form                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 120       28816761                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                                                                                                                                                                   Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          D          A          D          A          D          A          D          A          D          A                FL        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 120       28829635                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Credit report was not provided to validate debts and FICO score.                                                                                   Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 120       28829644                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of           Loan was designated Higher Priced QM (APOR) however due to loan missing a                                                                          Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     copy of the credit report, loan is waterfalling.                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non- Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 120       28829645                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements  Loan was designated Higher Priced QM (APOR) however due to loan missing a                                                                          Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          B          A          B          A          B          A          B          A          B          A                FL        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         not satisfied.                                                        copy of the credit report, loan is waterfalling.                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 120       28829646                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by Loan was designated Higher Priced QM (APOR) however due to loan missing a                                                                          Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                           copy of the credit report, loan is waterfalling.                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): pci lox                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 120       28829647                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan was designated Higher Priced QM (APOR) however due to loan missing a                                                                          Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        B       D        B      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation copy of the credit report, loan is waterfalling to QM requirements.                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 120       28829648                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - QM Impact                                      General QM:  There are guideline deficiencies which could result in a Loan was designated Higher Priced QM (APOR) however due to loan missing a                                                                          Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         risk to the borrower's ability to repay.  (Exception is eligible to   copy of the credit report, loan is waterfalling to QM requirements.                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 120       28829665                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Loan is missing a copy of the credit report, does not meet all guidelines,                                                                         Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   and is waterfalling to QM standards.                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 121       28830175                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 122       28806008                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 123       28800524                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 124       28822425                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 124       28822477                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of           APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]%                                                                          Reviewer Comment (2023-07-31): VVOE dated within [redacted] days provided.                               07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     is equal to or greater than the threshold of APOR [redacted]% +                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or      [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non- Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 124       28822523                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements  A hybrid appraisal without an interior inspection was used for the review,                                                                         Reviewer Comment (2023-07-31): VVOE dated within [redacted] days provided.                               07/31/2023                       1          B          A          B          A          B          A          B          A          B          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         not satisfied.                                                        and the loan is an HPML.                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 124       28822524                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Originator Loan Designation of Higher Priced QM (APOR) does not match due                                                                          Reviewer Comment (2023-07-31): VVOE dated within [redacted] days provided.                               07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                GA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation to the absence of a Verbal Verification of Employment dated within                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                    [redacted] days of Note date.                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): VVOE uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 124       28822528                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  File is missing a Verbal Verification of Employment dated within [redacted]                                                                        Reviewer Comment (2023-07-31): VVOE dated within [redacted] days provided.                               07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 days of Note date.                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): VVOE uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 124       28822529                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     File is missing a Verbal Verification of Employment dated within [redacted]                                                                        Reviewer Comment (2023-07-31): VVOE dated within [redacted] days provided.                               07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                       days of Note date.                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): VVOE uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 124       28822536                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by A hybrid appraisal without an interior inspection was used for the review,                                                                         Reviewer Comment (2023-07-31): VVOE dated within [redacted] days provided.                               07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                           and the loan is an HPML.                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 124       28822537                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       Based on the loan failing one or more guideline components, the loan is at                                                                         Reviewer Comment (2023-07-31): VVOE dated within [redacted] days provided.                               07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     QM risk due to missing a Verbal Verification of Employment dated within                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded   [redacted] days of Note date.                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                              Seller Comment (2023-07-28): VVOE uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 124       28822973                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Based on the loan failing one or more guideline components, the loan is at                                                                         Reviewer Comment (2023-07-31): VVOE dated within [redacted] days provided.                               07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   QM risk due to missing a Verbal Verification of Employment dated within                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              [redacted] days of Note date.                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): VVOE uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 125       28823806                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 126       28834193                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 127       28829235                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding High- [redacted] Home Loan: Prohibited Acts and Practices Regarding High-   Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not                                                                        Reviewer Comment (2023-08-09): Signed disclosure provided. Exception is clear.                           08/09/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Cost Home Loans Disclosure Not Signed)                                Cost Home Loans disclosure not properly executed.                     properly executed.                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): Signed Docs uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): The document is required to be signed by creditor's authorized representative([redacted]).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): LOE uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-31): Document is not signed and dated by the Lender.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): Prohibited Acts and Practices doc uploaded
[redacted] [redacted] [redacted] 127       28829236                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (High Cost Analysis Not In File)               [redacted] Home Loan:  Loan file did not contain record(s)            Loan file did not contain record(s) documenting high-cost home loan                                                                                Reviewer Comment (2023-07-31): After review of trailing documents exception cleared.                     07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         documenting high-cost home loan analysis.                             analysis.                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): Prohibited Acts and Practices doc uploaded
[redacted] [redacted] [redacted] 127       28829237                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home  [redacted] Home Loan: Prohibited Acts and Practices Regarding Home    Prohibited Acts and Practices Regarding Home Loans disclosure not provided.                                                                        Reviewer Comment (2023-07-31): After further review exception has been cleared.                          07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Loans Disclosure Not Provided)                                        Loans disclosure not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-31): Document is not signed and dated by the Lender.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): Prohibited Acts and Practices doc uploaded
[redacted] [redacted] [redacted] 127       28829257                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 127       28852642                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home  Unable to test Mortgage disclosure due to missing information.        Document is not signed and dated by the Lender.                                                                                                    Reviewer Comment (2023-08-08): Document is signed by Borrower.                                           08/08/2023                       1                     A                     A                     A                     A                     A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Loans Disclosure Not Provided)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): The document is required to be signed by creditor's authorized representative([redacted]).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): LOE uploaded
[redacted] [redacted] [redacted] 127       28852643                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home  [redacted] Home Loan: Prohibited Acts and Practices Regarding Home    Document is not signed and dated by the Lender.                                                                                                    Reviewer Comment (2023-08-09): Signed disclosure provided. Exception is clear.                           08/09/2023                       1                     A                     A                     A                     A                     A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Loans Disclosure Not Signed)                                          Loans Disclosure not properly executed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): Signed Docs uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): The document is required to be signed by creditor's authorized representative([redacted]).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): LOE uploaded
[redacted] [redacted] [redacted] 128       28805713                         Credit     Loan Package  Loan File     Missing        Missing Document: Hazard Insurance Policy not provided                                                                                      Hazard insurance policy is missing.                                                                                                                Reviewer Comment (2023-07-31): After review of trailing documents exception cleared.                     07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Documentation               Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): HOI
[redacted] [redacted] [redacted] 128       28805726                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 129       28829403                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 129       28830139                         Compliance Compliance    Federal       ATR/QM Defect  QM (APOR) Threshold Fail                                              Qualified Mortgage: QM APR on subject loan of [redacted]% is equal to                                                                                                                                                    Reviewer Comment (2023-08-08): Exception cleared.                                                        08/08/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         or greater than the threshold of  [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 129       28830145                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan designation mismatch due to the APOR threshold failure.                                                                                       Reviewer Comment (2023-08-08): Exception cleared.                                                        08/08/2023                       1          B          A          C          A          B          A          C          A          B          A                OH        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Non QM.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): QM  threshold used was [redacted]% on this file.                                                                                                                                                                                                                 Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 130       28803017                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 131       28832995                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 131       28833076                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of        APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]%                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     is equal to or greater than the threshold of APOR [redacted]% +                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or      [redacted]%, or [redacted]% Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 132       28804081                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 133       28833527                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                Credit Report is missing.                                                                                                                          Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                OH        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): Credit Report
[redacted] [redacted] [redacted] 133       28833528                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 133       28833613                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    The file is missing the required Credit report, causing the loan to                                                                                Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                OH        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        A       D        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Fail.     waterfall through the QM Testing, resulting in a Loan Designation                                                                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                                                                                              discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
[redacted] [redacted] [redacted] 133       28833614                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Credit History                     Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations Loan is waterfalling to ATR/QM standard documentation requirements.                                                                                Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         using reasonably reliable third-party records.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 133       28833619                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          Ability to Repay components is failing.                                                                                                            Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 133       28835355                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - ATR Impact                                     Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies Credit Report is missing.                                                                                                                          Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         which could result in a risk to the borrower's ability to repay.                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                        (Exception is eligible to be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
[redacted] [redacted] [redacted] 133       28835505                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  Loan is waterfalling to ATR/QM standard documentation requirements.                                                                                Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 133       28835535                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Missing Credit Report from file.                                                                                                                   Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                     Discrepancy
[redacted] [redacted] [redacted] 133       28853348                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of                                                                                                                                                       Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1                     A                     A                     A                     A                     A                OH        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          D        A       D        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 134       28822235                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 135       28822834                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 135       28823832                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of           [redacted] Report in file reflects loan is a Higher Priced Mortgage Loan.                                                                          Reviewer Comment (2023-07-31): Appraisal Receipt form signed at closing was provided.                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.
[redacted] [redacted] [redacted] 135       28823833                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide                                                                                                                                                     Reviewer Comment (2023-07-31): Appraisal Receipt form signed at closing was provided.                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three ([redacted]) business                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        days prior to consummation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): See signed Appraisal Receipt form
[redacted] [redacted] [redacted] 136       28832666                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 137       28822769                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                Credit Report for borrower [redacted] is missing in file.                                                                                          Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          D          A          D          A          D          A          D          A          D          A                ME        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Reports
[redacted] [redacted] [redacted] 137       28822771                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Credit Report for borrower [redacted] is missing in file.                                                                                          Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): credit reports uploaded
[redacted] [redacted] [redacted] 137       28822773                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 138       28828459                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 139       28822869                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 140       28807513                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 140       28807633                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days                                                                        Verbal verification of employment dated within [redacted] business days of                                                                         Reviewer Comment (2023-07-31): After review of trailing documents exception cleared.                     07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                Note date is missing.                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): VVOE
[redacted] [redacted] [redacted] 140       28830765                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Missing the VVOE dated within [redacted] business days of the note date.                                                                           Reviewer Comment (2023-07-31): After review of trailing documents exception cleared.                     07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 140       28830784                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Loan Designation of Non-QM fail due to missing VVOE dated within [redacted]                                                                        Reviewer Comment (2023-08-03): VVOE provided. Exception is clear.                                        08/03/2023                       1          B          A          C          A          B          A          C          A          B          A                IL        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.     business days of Note date.                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): VVOE uploaded
[redacted] [redacted] [redacted] 140       28830785                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies  Missing the VVOE dated within [redacted] business days of the note date.                                                                           Reviewer Comment (2023-07-31): After review of trailing documents exception cleared.                     07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         related to income and/or asset doc requirements which could result in                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                        a risk to the borrower's ability to repay.  (Exception is eligible to                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                        be regraded with compensating factors.)
[redacted] [redacted] [redacted] 140       28830806                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  Missing the VVOE dated within [redacted] business days of the note date.                                                                           Reviewer Comment (2023-08-03): VVOE provided. Exception is clear.                                        08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): VVOE uploaded
[redacted] [redacted] [redacted] 141       28833539                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 142       28807898                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 142       28846612                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Paystubs or a WVOE verifying the qualifying Income for the Co-Borrower from                                                                        Reviewer Comment (2023-08-04): Paystubs provided. Exception is clear.                                    08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 [redacted] Air Repair was not provided as required in the loan file.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Paystubs uploaded                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 142       28846622                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan was presented as a Higher Priced QM (APOR) loan, after due diligence                                                                          Reviewer Comment (2023-08-04): Paystubs provided. Exception is clear.                                    08/04/2023                       1          B          A          C          A          B          A          C          A          B          A                IL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation due review, the loan file missing a WVOE or Paystubs for the Co-Borrower,                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                    resulting in a Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Paystubs uploaded                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 142       28846623                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       Paystubs or a WVOE verifying the qualifying Income for the Co-Borrower from                                                                        Reviewer Comment (2023-08-04): Paystubs provided. Exception is clear.                                    08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     [redacted] Air Repair was not provided as required in the loan file.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                              Seller Comment (2023-08-01): Paystubs uploaded                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 142       28846627                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Paystubs or a WVOE verifying the qualifying Income for the Co-Borrower from                                                                        Reviewer Comment (2023-08-04): Paystubs provided. Exception is clear.                                    08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 [redacted] Air Repair was not provided as required in the loan file.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Paystubs uploaded                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 142       28846634                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Paystubs or a WVOE verifying the qualifying Income for the Co-Borrower from                                                                        Reviewer Comment (2023-08-04): Paystubs provided. Exception is clear.                                    08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   [redacted] Air Repair was not provided as required in the loan file.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Paystubs uploaded                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 143       28832325                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 144       28832526                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 144       28832544                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                                                                                                        Borrower has                            SitusAMC                       Reviewer Comment (2023-07-27): Inspection after start but prior to end date.  Client elects to regrade.                                   2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                                                                                            owned the                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                subject                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    property for at                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [Redacted].
                                                                                                                                                                                                                                                                                                                                                          years.
[redacted] [redacted] [redacted] 145       28833050                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 146       28817246                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 147       28803791                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 148       28804931                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 149       28830125                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Debt          does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Consolidation the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 149       28830126                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Final Title Policy not in file. Unable to determine the endorsements                                                                                                                                                                                                                         2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   obtained.                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                   Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 149       28830128                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Debt          interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                     Consolidation 50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 149       28830164                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 150       28810177                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                Co-borrower's credit report was not in file to validate debts and FICO                                                                             Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          D          A          D          A          D          A          D          A          D          A                OH        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Documentation Document                                                                                                                                                   score.                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 150       28810286                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 150       28810311                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Co-borrower credit report is missing in file.                                                                                                      Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit reports                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 150       28810315                         Compliance Compliance    Federal       ATR/QM Defect  QM Required Credit Report Not Provided to Evidence Debts              Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain  Co-borrower credit report was not provided.                                                                                                        Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         a Credit report to evidence the consumers outstanding liabilities.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 150       28810319                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Co-borrower credit report is missing in file, resulting in a loan                                                                                  Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          B          A          C          A          B          A          C          A          B          A                OH        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        A       D        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 150       28836762                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - ATR Impact                                     Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies The credit report for the co-borrower is missing from the loan file.                                                                               Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         which could result in a risk to the borrower's ability to repay.                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        (Exception is eligible to be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 150       28836821                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  Considered to be at ATR risk due to the missing credit report for the co-                                                                          Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                   borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 151       28834089                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 152       28832134                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 153       28833706                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 154       28833216                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 155       28833299                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 156       28804548                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 157       28810917                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                                                                                                        Borrower has                            SitusAMC                       Reviewer Comment (2023-07-26): Property inspected post disaster but prior to end date.  Client elects to                                  2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                                                                                            owned the                                                              regrade.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                subject                                                                                                                                                                                                                                                                                                                                                              Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    property for at                                                                                                                                                                                                                                                                                                                                                      Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.
[redacted] [redacted] [redacted] 157       28810921                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 157       28810963                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                                                                                                                                                                   Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          D          A          D          A          D          A          D          A          D          A                CA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report                                                                                                                                                                                                                                                    Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 157       28830674                         Compliance Compliance    Federal       Federal HPML   [redacted] HPML [redacted] Non Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of        [redacted] Higher-Priced Mortgage Loan: APR on subject loan of [redacted]%                                                                         Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     or Final Disclosure APR of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or      threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant                                                                                                                                                                                                                                                                                                                                                                       Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.              Higher Priced Mortgage Loan.                                                                                                                       Seller Comment (2023-07-31): CR uploaded                                                                                                                                                                                                                                                      Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 157       28830675                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan [redacted] Test                       TILA HPML appraisal Rule ([redacted]): Safe Harbor requirements not   A hybrid appraisal without an interior inspection was used for the review,                                                                         Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          B          A          B          A          B          A          B          A          B          A                CA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         satisfied.                                                            and the loan is an HPML.                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded                                                                                                                                                                                                                                                      Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 157       28830676                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule ([redacted]): Appraisal not obtained by      A hybrid appraisal without an interior inspection was used for the review,                                                                         Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                           and the loan is an HPML.                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded                                                                                                                                                                                                                                                      Consolidation                                                                                                                                                                 (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-28): Unable to clear. Interior inspection required for HPML loans. Lender to provide undiscounted rate and price to determine bona fide points and fees, Once HPML is cleared this exception will clear. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): LOX appraisal uploaded
[redacted] [redacted] [redacted] 157       28830677                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - QM Impact                                      General QM:  There are guideline deficiencies which could result in a File is missing a copy of the Borrowers Credit Report required for the                                                                             Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         risk to the borrower's ability to repay.  (Exception is eligible to   review.                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded                                                                                                                                                                                                                                                      Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 157       28830692                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([redacted]): Originator Loan Designation of       Loan designation mismatch is as a result of the File missing a copy of the                                                                         Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        B       D        B      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation Borrowers Credit Report.                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded                                                                                                                                                                                                                                                      Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 157       28830699                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         File is missing a copy of the Borrowers Credit Report required for the                                                                             Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                                                                                                                                                            review.                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Debt                                                                                                                                                              (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded                                                                                                                                                                                                                                                      Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 157       28830713                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           File is missing a copy of the Borrowers Credit Report required for the                                                                             Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   review.                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CR uploaded                                                                                                                                                                                                                                                      Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 158       28804118                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 158       28804130                         Compliance Compliance    Federal       TILA Right-to- Right of Rescission Timing - Note Date used as Transaction Date       Unable to conclusively determine date of consummation. Note date used Rescission Date is [redacted] and is the same as the Note date [redacted].                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                GA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel                                                                               as transaction date for purposes of determining compliance with                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                   Missing,                                                                             rescission timing requirements                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Consolidation                                                                                                                                                                 (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 159       28806344                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 160       28822615                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                                                                                                                                                                        Reviewer Comment (2023-07-31): VVOE provided dated within [redacted] days of the Note date.              07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): VVOE uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): VVOE
[redacted] [redacted] [redacted] 160       28822619                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 160       28822639                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     Missing a VVOE prior to closing.                                                                                                                   Reviewer Comment (2023-07-31): VVOE provided dated within [redacted] days of the Note date.              07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): VVOE uploaded
[redacted] [redacted] [redacted] 160       28822640                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     Missing VVOE prior to closing.                                                                                                                     Reviewer Comment (2023-07-31): VVOE provided dated within [redacted] days of the Note date.              07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): VVOE uploaded
[redacted] [redacted] [redacted] 160       28822665                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Originator Loan Designation of Non QM does not match Due Diligence Loan                                                                            Reviewer Comment (2023-07-31): VVOE provided dated within [redacted] days of the Note date.              07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Fail.     Designation of ATR Fail due to missing income documents.                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): VVOE uploaded
[redacted] [redacted] [redacted] 160       28822666                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - W-2                   Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W- Missing a VVOE for both borrowers prior to closing.                                                                                                Reviewer Comment (2023-07-31): VVOE provided dated within [redacted] days of the Note date.              07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         2 employment status using reasonably reliable third-party records.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): VVOE uploaded
[redacted] [redacted] [redacted] 160       28822667                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - W-2                   Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W- Missing a VVOE for both borrowers prior to closing.                                                                                                Reviewer Comment (2023-07-31): VVOE provided dated within [redacted] days of the Note date.              07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         2 employment status using reasonably reliable third-party records.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): VVOE uploaded
[redacted] [redacted] [redacted] 160       28822668                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          Unable to verify current Wages/W-2 employment status using reasonably                                                                              Reviewer Comment (2023-07-31): VVOE provided dated within [redacted] days of the Note date.              07/31/2023                       1          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           reliable third-party records for both Borrowers.                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 160       28833869                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies  The Originator Loan Designation is Safe Harbor QM(APOR) however the loan is                                                                        Reviewer Comment (2023-07-31): VVOE provided dated within [redacted] days of the Note date.              07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         related to income and/or asset doc requirements which could result in missing the required VVOE at closing which resulted in due diligence loan                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                        a risk to the borrower's ability to repay.  (Exception is eligible to designation of QM(APOR) Risk due to missing income documents.                                                                                                                                                                                                                                                                                                                                                                                    Other
                                                                                                                                                                                                        be regraded with compensating factors.)                                                                                                                                                                                  Seller Comment (2023-07-31): VVOE uploaded
[redacted] [redacted] [redacted] 160       28833889                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Income documentation not met as a result of the missing VVOE.                                                                                      Reviewer Comment (2023-07-31): VVOE provided dated within [redacted] days of the Note date.              07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): VVOE uploaded
[redacted] [redacted] [redacted] 160       28833937                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  The Originator Loan Designation is Safe Harbor QM (APOR), however the loan                                                                         Reviewer Comment (2023-07-31): VVOE provided dated within [redacted] days of the Note date.              07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                   is missing the required VVOE at closing which resulted causing the loan to                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                              waterfall through the QM testing, resulting in due diligence loan                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                                                                                                                                                                                              designation of QM (APOR) Risk due to missing income documents.                                                                                     Seller Comment (2023-07-31): VVOE uploaded
[redacted] [redacted] [redacted] 161       28829471                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 162       28832908                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 162       28833474                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.
[redacted] [redacted] [redacted] 162       28833475                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 163       28851043                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 163       28851101                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of           Considered non-compliant due to missing evidence of delivery of appraisal                                                                          Reviewer Comment (2023-08-04): Proof of receipt of appraisal provided. Exception is clear.               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.
[redacted] [redacted] [redacted] 163       28851120                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Missing evidence that a copy of appraisal report dated [redacted] was                                                                              Reviewer Comment (2023-08-04): Proof of receipt of appraisal provided. Exception is clear.               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three ([redacted]) business     provided to applicant three ([redacted]) business days prior to                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                        days prior to consummation.                                           consummation.                                                                                                                                                                                                                                                                                                                                                                                                                                    Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Appraisal Receipt
[redacted] [redacted] [redacted] 164       28835039                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 165       28819839                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 166       28802197                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 167       28834416                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 168       28834966                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 169       28816995                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 170       28832912                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 170       28833462                         Compliance Compliance    State         State Defect   Colorado Consumer Credit Code (Choice of Insurance and Cost of        [redacted] Consumer Credit Code:  Borrower not provided a written                                                                                                                                                        Reviewer Comment (2023-08-03): Disclosure provided. Exception is clear.                                  08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Insurance Disclosure Not Provided)                                    statement setting forth the cost of homeowners insurance if obtained                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        from lender and that borrower may choose insurance provider.                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Uploaded Co Anti Coercion Insurance Disclosure                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 170       28833463                         Compliance Compliance    State         State Defect   Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not         [redacted] Consumer Credit Code:  Lender did not provide all TILA and                                                                                                                                                    Reviewer Comment (2023-08-03): All disclosures provided. Exception is clear.                             08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Provided)                                                             Reg. Z disclosures (even for loan class exempt from TILA                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        requirements).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): CO NTBD uploaded                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 171       28832215                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 172       28804148                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 173       28832518                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 173       28833593                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Borrower not provided with written disclosure of non-higher priced loans                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.
[redacted] [redacted] [redacted] 173       28833594                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of        APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]%                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     is equal to or greater than the threshold of APOR [redacted]% +                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or      [redacted]%, or [redacted]%. Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                   Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 174       28834925                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 175       28804578                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Compliant                                           Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-31): File documentation indicates that lender used an index from later date    07/31/2023                       1          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                        than initial testing.                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 175       28804579                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          C        B       B        B      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 175       28804581                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         C        B       B        B      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 175       28804634                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 175       28840378                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 175       28840407                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan           Loan was presented as a Safe Harbor QM (APOR) loan, after due diligence                                                                            Reviewer Comment (2023-07-31): File documentation indicates that lender used an index from later date    07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                TX        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       B        B      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Designation of Safe Harbor QM (APOR) does not match Due Diligence     review the loan is a Higher Priced QM (APOR) loan.                                                                                                 than initial testing.                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Loan Designation of Higher Priced QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): this should be waived with the other condition on this loan. This file is not an HPML.
[redacted] [redacted] [redacted] 175       28841019                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title                                                                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       B        B      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                        endorsement or the [redacted]endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 176       28836406                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 176       28836449                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  Fair Market Acknowledgement is in file. [redacted] reflect property's value                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market      $[redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 176       28836450                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)         Additional debt disclosure was not located in the file.                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 177       28799950                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 177       28800070                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 177       28800071                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       The loan file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   endorsement or the [redacted] endorsement.                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        file does not evidence the Title Policy includes the Texas [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 177       28842976                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 178       28848603                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 178       28848618                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  This is due to missing the endorsements on title.                                                                                                                                                                                                                                            2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 178       28848619                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Final Title Policy is not in file, unable to determine what Endorsements                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   were obtained.                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 179       28830763                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 179       28830771                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 179       28830773                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Lender used only Ownership and Encumbrance report.  No title policy in file                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  Although   - unable to determine the endorsements obtained.                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        the loan file contains the [redacted] Endorsement, there is no                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                                                                                        evidence the Title Policy includes the [redacted] endorsement. (The                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        loan is a [redacted] Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 179       28840246                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 180       28831432                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                                          QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 180       28831605                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Final Title Policy not in file. Unable to determine the endorsements                                                                                                                                                                                                                         2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       B        B      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  Although   obtained.                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        the loan file contains the [redacted] Endorsement, there is no                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                                          QM
                                                                                                                                                                                                        evidence the Title Policy includes the Texas [redacted] endorsement.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        (The loan is a [redacted] Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 180       28831606                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         C        B       B        B      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Debt          interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                     Consolidation 50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 180       28831608                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure APR Inaccurate - Regular Transaction    TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed  APR disclosed on final CD [redacted] is inaccurate (off by more than                                                                               Reviewer Comment (2023-08-15): Data capture corrected in the CD. Exception is clear.                     08/15/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   TRID timing exception, no remediation available.                           C        B       B        B      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                   Timing Without Waiver                                                 on final CD [redacted] is inaccurate (off by more than [redacted]%)   [redacted]%) compared to actual APR at consummation. Closing Disclosure not                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        compared to actual APR at consummation.  Closing Disclosure not       provided to Borrower at least  ([redacted]) business days prior to closing.                                                                                                                                                                                                                                                                                                                                                                      Debt                                                                                                                                                                          QM
                                                                                                                                                                                                        provided to Borrower at least  ([redacted]) business days prior to                                                                                                                                                       Seller Comment (2023-08-14): Please review our compliance report, we closed at [redacted], this rate is                                                                                                                                                                                       Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        closing.                                                                                                                                                                                                                 also indicated on the CDs I previously provided. Please re-review, and provide fees you are including in
                                                                                                                                                                                                                                                                                                                                                                                                                                 APR, so we can compare the difference if necessary.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-14): Calculations indicate the APR at closing was [redacted]% however it was disclosed as [redacted]%.  The correct APR was not disclosed to the borrower at closing. No visible cure available based on current loan file.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-14): Total Finance Total amount decreased by $[redacted] due to prepaid interest however APR did not change by [redacted]%.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-14): APR did not change by more than [redacted]%
[redacted] [redacted] [redacted] 180       28831613                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          C        B       B        B      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Debt          does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Consolidation the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 180       28836249                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                   Security Instrument does not contain Homestead exemption waiver.                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                                          QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 181       28832795                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 181       28832796                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       [redacted]  not present on preliminary title and final title is missing.                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 181       28832838                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 181       28832883                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 182       28803826                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 182       28803828                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title                                                                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 182       28803829                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 182       28803859                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 183       28804720                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 183       28804898                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 183       28804900                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Title policy does not have the [redated] endorsement.                                                                                                                                                                                                                                        2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 184       28804330                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 184       28804338                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Only title search in file, no preliminary title provided.                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 184       28804339                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  Only AVM provided, no appraisal in file.                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 185       28852403                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 185       28852544                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not     [redacted] Constitution Section 50(a)(6):  [redacted] Cash-out Loan.                                                                                                                                                     Reviewer Comment (2023-08-08): Acknowledgement of receipt is reflected on the Home Equity Affidavit and  08/08/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Refund or credit the borrower $1,000 and offer the borrower the right to   C        B       C        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided At Least 1 Business Day Prior to Closing)                    Borrower was not provided copy of Application [redacted] day prior to                                                                                                                                                    Agreement.                                                                                                                                                                                                                                                                                    Cash-out -    refinance the extension of credit for the remaining term of the loan at no                                                                          Priced QM   Priced
                                                                                                                                                                                                        closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         cost to the borrower on the same terms, including interest, as the                                                                                  (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             original extension of credit with any modifications necessary to comply                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Borrower signed and received a copy of the CD [redacted] nothing changed                                                                                                                                                                                                       with this section or on terms on which the borrower and the lender or
                                                                                                                                                                                                                                                                                                                                                                                                                                 after this CD was sent.                                                                                                                                                                                                                                                                                     holder otherwise agree.
[redacted] [redacted] [redacted] 185       28852545                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          C        B       C        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 185       28852546                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title                                                                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       C        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 185       28852583                         Credit     Hazard        Insufficient  Hazard         The Hazard Insurance Policy Effective Date is after closing.                                                                                The homeowner's insurance policy provided has an effective date of                                                                                 Reviewer Comment (2023-08-08): Exception cleared.  Previous policy and renewal policies provided.        08/08/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Higher      Higher  No
                                                                                       Insurance     Coverage      Insurance                                                                                                                                                  [redacted], after loan note date of [redacted].  Provide a copy of current                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              homeowner's insurance policy verifying coverage and effective date of                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              policy prior to or on subject lien note date.                                                                                                      Seller Comment (2023-08-02): HOI                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 186       28804242                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 186       28804261                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  Disclosure missing                                                                                                                                                                                                                                                                           2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 186       28804266                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Title does not reflect the endorsements on title.                                                                                                                                                                                                                                            2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 186       28804290                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not     [redacted] Constitution Section 50(a)(6):  [redacted] Cash-out Loan.  Documentation is not in the file confirming the borrower received prior to                                                                         Reviewer Comment (2023-07-31): After further review exception has been cleared.                          07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Refund or credit the borrower $1,000 and offer the borrower the right to   C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided At Least 1 Business Day Prior to Closing)                    Borrower was not provided copy of Application [redacted] day prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -    refinance the extension of credit for the remaining term of the loan at no                                                                          Priced QM   Priced
                                                                                                                                                                                                        closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         cost to the borrower on the same terms, including interest, as the                                                                                  (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): CD provided [redacted]                                                                                                                                                                                                                                                         original extension of credit with any modifications necessary to comply                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 186       28804291                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received [redacted] Constitution Section 50(a)(6):  [redacted] Cash-out Loan.  Documentation was not in the file to confirm borrower received the signed                                                                          Reviewer Comment (2023-08-03): After further review, exception is clear. Borrower executed document at   08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Either Deliver the required documents to the borrower or refund or credit  C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   copies of all documents signed at closing)                            No evidence that borrower(s) received copies of all documents signed  documents at closing                                                                                                                               closing verifying they were receiving copies.                                                                                                                                                                                                                                                 Cash-out -    the borrower $1,000 and offer the borrower the right to refinance the                                                                               Priced QM   Priced
                                                                                                                                                                                                        at time of closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         extension of credit for the remaining term of the loan at no cost to the                                                                            (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             borrower on the same terms, including interest, as the original extension                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): What documentation is needed to clear this condition? The borrowers receive                                                                                                                                                                                                    of credit with any modifications necessary to comply with this section or
                                                                                                                                                                                                                                                                                                                                                                                                                                 a copy of the closing package at the closing table.                                                                                                                                                                                                                                                         on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 186       28804295                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of [redacted] Constitution Section 50(a)(6): Lien was created without    Spousal consent not provided                                                                                                                       Reviewer Comment (2023-07-31): After further review exception has been cleared.                          07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   With respect to the non-consent by owner, obtain their consent.  However,  C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   all owners and owner's spouse(s))                                     consent of all owners and owner's spouse(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    with respect to the unsigned note, this could be an issue with the loan                                                                             Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         generally outside of 50(a)(6).                                                                                                                      (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): LOE and [redacted] CD uploaded                                                                                                                                                                                                                                                 (Note: Failure to obtain the consent will result in not having a lien                                                                                           (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             against the property)
[redacted] [redacted] [redacted] 187       28807278                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 187       28807419                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  The lender/Assignee cannot conclusively rely on the Value on                                                                                                                                                                                                                                 2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market      Acknowledgement of Fair Market Value. Test performed using stated value or                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method   other valuation method in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                             Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 187       28807421                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Acceptable FNMA title insurance endorsements not obtained for home equity                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   loan. The loan file does not evidence the Title Policy includes the                                                                                                                                                                                                                                                                                                                                                                              Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]       [redacted] endorsement or the [redacted] endorsement. (The loan is a                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]  [redacted] Section 50 (a)(6) home equity loan.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 188       28836693                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  Fair Market Acknowledgement in file.                                                                                                                                                                                                                                                         2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          C        B       C        B      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 188       28836695                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] prohibits other                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         C        B       C        B      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                debt secured by the homestead unless the purpose of additional debt                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        is one described under [redacted]. Unable to determine purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 188       28836698                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       C        B      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 188       28836700                         Credit     Loan Package  Loan File     Missing        Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                         Reviewer Comment (2023-08-01): After review of trailing documents exception cleared.                     08/01/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        B      B          B          A        A        Safe Harbor Safe    No
                                                                                       Documentation               Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): HOI uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 188       28840677                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -                                                                              C        B       C        B      B          B          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 188       28841041                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title                                                                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       C        B      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 189       28834629                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 189       28834732                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  The lender/Assignee cannot conclusively rely on the Value on                                                                                                                                                                                                                                 2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market      Acknowledgement of Fair Market Value.  Test performed using stated value or                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method   other valuation method in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                             Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 189       28834752                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] prohibits other                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                debt secured by the homestead unless the purpose of additional debt                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        is one described under [redacted]. Unable to determine purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 190       28829562                         Credit     Insurance     Insurance     Insurance      Hazard Insurance Policy expires within [redacted] days of the Note    Hazard Insurance Policy Expiration Date ___, Note Date ___                                                                                                                                                                                                                                                                                                         2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -                                                                              B        B       B        B      B          B          A        A        Higher      Higher  No
                                                                                                     Analysis                     Date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 190       28829571                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       B        B      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 190       28829654                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       B        B      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Debt          does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Consolidation the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 190       28829655                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title                                                                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       B        B      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                   Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 190       28841904                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] prohibits other                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       B        B      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                debt secured by the homestead unless the purpose of additional debt                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        is one described under [redacted]. Unable to determine purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                      Debt          interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation 50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 191       28823436                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       B        B      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 191       28823881                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  AVM supports value. no appraisal in file.                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       B        B      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 191       28823902                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] prohibits other                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       B        B      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                debt secured by the homestead unless the purpose of additional debt                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        is one described under [redacted]. Unable to determine purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 191       28840930                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -                                                                              B        B       B        B      B          B          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 191       28841073                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title                                                                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       B        B      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]or the                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [redacted] endorsement. (The loan is a [redacted] Section 50 (a)(6)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        home equity loan.)
[redacted] [redacted] [redacted] 192       28829919                         Credit     Loan Package  Application / Loan Package   Missing Document: Missing Final 1003                                                                                                                                                                                                                                                           Reviewer Comment (2023-08-04): After further review, exception is clear.                                 08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): LOE uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-31): Final 1003 provided was signed/dated by the borrower but not the lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): Final URLA
[redacted] [redacted] [redacted] 192       28829923                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 192       28830375                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (Acceleration Due to Decrease in    [redacted] Constitution Section 50(a)(6):  Loan contains              Per the Note the Loan contains impermissible acceleration due to decrease                                                                          Reviewer Comment (2023-08-08): Exception cleared.  No acceleration clause specifically due to decrease   08/08/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Send the borrower a written notice modifying any other amount, percentage, C        B       C        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                   Market Value)                                                         impermissible acceleration due to decrease in market value or because in market value or because of the owner's default for another debt not                                                                             in market value.                                                                                                                                                                                                                                                                              Cash-out -    term, or other provision prohibited by this section to a permitted amount,                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        of the owner's default for another debt not secured by a valid prior  secured by a valid prior encumbrance against the homestead.                                                                                                                                                                                                                                                                                                                                                                                      Other         percentage, term, or other provision and adjusting the account of the                                                                                           QM
                                                                                                                                                                                                        encumbrance against the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   borrower to ensure that the borrower is not required to pay more than an                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): What documentation is need to clear this condition?                                                                                                                                                                                                                            amount permitted by this section and is not subject to any other term or provision prohibited by this section.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-31): Nothing provided for this issue.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Fair market affidavit uploaded
[redacted] [redacted] [redacted] 192       28830376                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not     [redacted] Constitution Section 50(a)(6):  [redacted] Cash-out Loan.  Missing proof the borrower was provided copy of Application [redacted] day                                                                         Reviewer Comment (2023-07-31): Consent provided                                                          07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Refund or credit the borrower $1,000 and offer the borrower the right to   C        B       C        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                   Provided At Least 1 Business Day Prior to Closing)                    Borrower was not provided copy of Application [redacted] day prior to prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -    refinance the extension of credit for the remaining term of the loan at no                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         cost to the borrower on the same terms, including interest, as the                                                                                              QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): [redacted] CD                                                                                                                                                                                                                                                                  original extension of credit with any modifications necessary to comply                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 192       28830377                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  AVM is acceptable per the guidelines and was utilized due diligence review.                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          C        B       C        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 192       28830378                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received [redacted] Constitution Section 50(a)(6):  [redacted] Cash-out Loan.  Missing proof the borrower received copies of all documents signed at time                                                                         Reviewer Comment (2023-08-08): Exception cleared.  The acknowledgement is on the Home Equity Affidavit.  08/08/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Either Deliver the required documents to the borrower or refund or credit  C        B       C        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                   copies of all documents signed at closing)                            No evidence that borrower(s) received copies of all documents signed  of closing.                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    the borrower $1,000 and offer the borrower the right to refinance the                                                                               QM (APOR)   Harbor
                                                                                                                                                                                                        at time of closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         extension of credit for the remaining term of the loan at no cost to the                                                                                        QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): The borrowers receive a copy of the closing package at the closing table.                                                                                                                                                                                                      borrower on the same terms, including interest, as the original extension                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 What documentation are you looking for?                                                                                                                                                                                                                                                                     of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 192       28830379                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Loan file contains an O&E Report.                                                                                                                                                                                                                                                            2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 192       28830380                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application)            [redacted] Constitution Section 50(a)(6): No evidence the borrower(s) Missing proof the borrowers(s) received a copy of the final loan                                                                                   Reviewer Comment (2023-07-31): Consent provided                                                          07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Refund or credit the borrower $1,000 and offer the borrower the right to   C        B       C        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         received a copy of the final loan application at or prior to closing. application at or prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -    refinance the extension of credit for the remaining term of the loan at no                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         cost to the borrower on the same terms, including interest, as the                                                                                              QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Signed Final 1003 uploaded                                                                                                                                                                                                                                                     original extension of credit with any modifications necessary to comply                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 192       28830381                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)         [redacted] 50(a)(6) prohibits other debt secured by the homestead unless                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         C        B       C        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of   the purpose of additional debt is one described under [redacted]. Unable to                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        additional debt is one described under [redacted]. Unable to          determine purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                   Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        determine purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 193       28800612                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 193       28800829                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  The lender/Assignee cannot conclusively rely on the Value on                                                                                                                                                                                                                                 2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market      Acknowledgement of Fair Market Value. Test performed using stated value or                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method   other valuation method in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                             Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 193       28800831                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       [redacted] Constitution Section 50(a)(6): Acceptable FNMA title insurance                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   endorsements not obtained for home equity loan. The loan file does not                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]       evidence the Title Policy includes the [redacted] endorsement or the                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]  [redacted] endorsement. (The loan is a [redacted]  home equity loan.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                                                                                                        home equity loan.)
[redacted] [redacted] [redacted] 193       28800832                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (Note Contains Satisfaction Fee)    [redacted] Constitution Section 50(a)(6):  [redacted] Cash-out Loan.  [redacted] Constitution Section 50(a)(6): [redacted] Cash-out Loan. Fee                                                                            Reviewer Comment (2023-08-03): After further review, exception is clear.                                 08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Send the owner a written notice modifying any other amount, percentage,    C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Fee charged to provide satisfied Note.                                charged to provide satisfied Note.                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    term, or other provision prohibited by this section to a permitted amount,                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         percentage, term, or other provision and adjusting the account of the                                                                                           QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Satisfied Note uploaded                                                                                                                                                                                                                                                        borrower to ensure that the borrower is not required to pay more than an                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             amount permitted by this section and is not subject to any other term or provision prohibited by this section.  (If Fee has already been collected, it will need to be refunded to the borrower.)
[redacted] [redacted] [redacted] 193       28800833                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] prohibits other  [redacted] prohibits other debt secured by the homestead unless the purpose                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                debt secured by the homestead unless the purpose of additional debt   of additional debt is one described under [redacted]. Unable to determine                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        is one described under [redacted]. Unable to determine purpose of     purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                             Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 194       28804557                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 194       28804597                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  Acceptable Clear Capital AVM is in file.                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 194       28804599                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       The loan file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   endorsement or the [redacted] endorsement. (The loan is a [redacted] home                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]       equity loan.)                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        home equity loan.)
[redacted] [redacted] [redacted] 194       28804630                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety)       [redacted] Constitution Section 50(a)(6):  [redacted] Cash-out Loan.  Missing Evidence of Guaranty or Surety of a [redacted] Home Equity                                                                                 Reviewer Comment (2023-08-07): There is not separate agreement indicating a cosigner guarantee of debt   08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Send the borrower a written acknowledgement that the lien is valid only    C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Evidence of Guaranty or Surety of a [redacted] Home Equity loan in    disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    against the subject property and cannot be collected against the Evidence                                                                           QM (APOR)   Harbor
                                                                                                                                                                                                        file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other         of Guaranty Surety.                                                                                                                                             QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): What documentation is needed to clear the condition?                                                                                                                                                                                                                                                                                                                                                                                           (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-31): Disclosure provided does not clear this exception. The payment of the new loan increases.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): Acknowledgement of Fair Market Value document uploaded
[redacted] [redacted] [redacted] 194       28804636                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)         [redacted] 50(a)(6) prohibits other debt secured by the homestead unless                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of   the purpose of additional debt is one described under [redacted] 50(a)(1)-                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        additional debt is one described under [redacted]. Unable to          (5) or (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                        Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        determine purpose of additional debt secured by the homestead.        homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                     50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 194       28804879                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (Acceleration Due to Decrease in    [redacted] Constitution Section 50(a)(6):  Loan contains              Loan contains impermissible acceleration due to decrease in market value or                                                                        Reviewer Comment (2023-08-07): Exception cleared.  the acceleration is not because of a decrease in the  08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Send the borrower a written notice modifying any other amount, percentage, C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                   Market Value)                                                         impermissible acceleration due to decrease in market value or because because of the owner's default for another debt not secured by a valid                                                                             market value or because of the owner's default for other debt not secured by a valid prior encumbrance                                                                                                                                                                                        Cash-out -    term, or other provision prohibited by this section to a permitted amount,                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        of the owner's default for another debt not secured by a valid prior  prior encumbrance against the homestead.                                                                                                           against the homestead.                                                                                                                                                                                                                                                                        Other         percentage, term, or other provision and adjusting the account of the                                                                                           QM
                                                                                                                                                                                                        encumbrance against the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   borrower to ensure that the borrower is not required to pay more than an                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             amount permitted by this section and is not subject to any other term or
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): What documentation is needed to clear the condition?                                                                                                                                                                                                                           provision prohibited by this section.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-31): Disclosure does not clear this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): Acknowledgement of Fair Market Value document uploaded
[redacted] [redacted] [redacted] 195       28816807                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 195       28816971                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  The lender/Assignee cannot conclusively rely on the Value on                                                                                                                                                                                                                                 2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market      Acknowledgement of Fair Market Value. Test performed using stated value or                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method   other valuation method in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                             Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 195       28816975                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       The loan file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   endorsement or the [redacted] endorsement                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 195       28816977                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)         [redacted] 50(a)(6) prohibits other debt secured by the homestead unless                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of   the purpose of additional debt is one described under [redacted] 50(a)(1)-                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or     (5) or (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                        Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the    homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                     50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 196       28810038                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 196       28810156                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  Appraisal report was not provided for CLTV calculation.                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 196       28810160                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title                                                                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the[redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 196       28842741                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 197       28804125                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 197       28804133                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  The lender/Assignee cannot conclusively rely on the Value on                                                                                                                                                                                                                                 2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market      Acknowledgement of Fair Market Value. Test performed using stated value or                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method   other valuation method in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                             Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 197       28804135                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Acceptable FNMA title insurance endorsements not obtained for home equity                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   loan. The loan file does not evidence the Title Policy includes the                                                                                                                                                                                                                                                                                                                                                                              Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]       [redacted] endorsement or the [redacted] endorsement. (The loan is a                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]  [redacted] Section 50 (a)(6) home equity loan. Endorsements not listed on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)                                  the title.
[redacted] [redacted] [redacted] 198       28828197                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       C        B      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                                          QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 198       28828322                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  AVM only in file for valuation.                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          C        B       C        B      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Debt          does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Consolidation the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 198       28828345                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)         [redacted] 50(a)(6) prohibits other debt secured by the homestead unless                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         C        B       C        B      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of   the purpose of additional debt is one described under [redacted] 50(a)(1)-                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or     (5) or (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                        Debt          interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the    homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                       Consolidation 50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 198       28839615                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Ownership and Encumbrance report only in file.  Unable to determine if                                                                                                                                                                                                                       2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       C        B      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   required endorsements provided.                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Debt                                                                                                                                                                          QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                   Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 198       28839675                         Credit     Missing       General       Missing        Missing Document: Credit Card Statement not provided                                                                                        The credit report in the file reflects an inquiry on [redacted].  The file                                                                         Reviewer Comment (2023-08-11): Credit supplement provided verifying new debt which was added to DTI.     08/11/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        B      B          B          A        A        Safe Harbor Safe    No
                                                                                       Document                    Document                                                                                                                                                   contains two different inquiry explanations of which one was dated                                                                                 Exception is clear.                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              [redacted] and indicates an auto loan for $[redacted] monthly was opened                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                                          QM
                                                                                                                                                                                                                                                                              and additional undated letter indicates an auto loan was applied for and                                                                                                                                                                                                                                                                                                                                                                         Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                              approved but borrower declined to use.  Lender did not include the auto                                                                            Seller Comment (2023-08-10): Credit supp shows borrower did open an auto loan with a $[redacted]
                                                                                                                                                                                                                                                                              loan in the DTI.  Inclusion of a $[redacted] monthly payment the DTI would                                                                         payment. When this payment is included in ratios, DTI is still in line.
                                                                                                                                                                                                                                                                              be [redacted]% and still within guidelines.  No further documentation on debt or clarification on the two statements found.  Lender approval does
                                                                                                                                                                                                                                                                              indicate a debt was opened from the inquiry.                                                                                                       Reviewer Comment (2023-08-08): The letter of explanation provided was already in the file, dated
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted].  There is a conflicting credit inquiry explanation form in the file, dated [redacted], that indicates a car loan was opened with a $[redacted] monthly payment.  Further documentation required to verify no additional debt was opened or an updated approval including the payment on the most recent explanation form.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Lox car loan from [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-31): The letter of explanation provided was already in the file, dated
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted].  There is a conflicting credit inquiry explanation form in the file, dated [redacted], that indicates a car loan was opened with a $[redacted] monthly payment.  Further documentation required to verify no additional debt was opened or an updated approval including the payment on the most recent explanation form.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): LOX uploaded
[redacted] [redacted] [redacted] 198       28841101                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -                                                                              C        B       C        B      B          B          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                                          QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 199       28828178                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 199       28828548                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          Texas Constitution Section 50(a)(6): The lender/Assignee cannot       An AVM supporting value was provided.                                                                                                                                                                                                                                                        2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 200       28830259                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       B        B      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 200       28830273                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)         Unable to determine purpose of additional debt secured by the homestead.                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       B        B      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 200       28841486                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title                                                                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       B        B      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 200       28841487                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -                                                                              B        B       B        B      B          B          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 201       28822441                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 201       28822821                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Final Title Policy not in file. Unable to determine the endorsements                                                                                                                                                                                                                         2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   obtained.                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                   Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 201       28822822                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Debt          interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                     Consolidation 50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 202       28804395                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 202       28804409                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       The loan file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                             Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]       Section 50 (a)(6) home equity loan.)                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 202       28843510                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the homestead unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 203       28833672                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 203       28833866                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): TX 50(a)(6) prohibits other                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                debt secured by the homestead unless the purpose of additional debt                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        is one described under [redacted] 50(a)(1)-(5) or (8). Unable to                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        determine purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 204       28805374                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       The Title document does not evidence the Title Policy includes the                                                                                                                                                                                                                           2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   [redacted] endorsement or the [redacted] endorsement.                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 204       28805380                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of       [redacted] Constitution Section 50(a)(6):  Unable to determine if     Unable to determine if loan was closed at an authorized location due to                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Refund or credit the borrower $1,000 and offer the borrower the right to   B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Lender, Attorney, or Title Company)                                   loan was closed at an authorized location due to missing              missing HUD-1.                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -    refinance the extension of credit for the remaining term of the loan at no                                                                          Priced QM   Priced
                                                                                                                                                                                                        documentation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other         cost to the borrower on the same terms, including interest, as the                                                                                  (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             original extension of credit with any modifications necessary to comply                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 204       28805388                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 205       28806293                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 205       28806830                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       The loan file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   [redacted] endorsement or the [redacted] endorsement.                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                        [redacted] endorsement or the [redacted] endorsement. (The loan is a                                                                                                                                                                                                                                                                                                                                                                                                                                                   Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        [redacted] Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 205       28840749                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] prohibits other                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                debt secured by the homestead unless the purpose of additional debt                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        is one described under [redacted]. Unable to determine purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                      Debt          interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation 50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 206       28832196                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 206       28840233                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Ownership and Encumbrance report only in file.  Unable to determine if                                                                                                                                                                                                                       2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   required endorsements were obtained.                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                   Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 206       28840280                         Credit     Credit        Credit        Credit         There are red flags on the fraud report that have not been addressed  -                                                                     The fraud report in file reflects a discrepancy with the borrower / social                                                                         Reviewer Comment (2023-08-09): Upon further review, lender provided attestation that numbers were        08/09/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                                     Eligibility                                                                                                                                                              security number being used.  Lender's clearing comments indicate that the                                                                          transposed during the initial credit report request.  Documentation supports this and results are based                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              credit report was pulled and no issues; however, the credit report provided                                                                        on accurate SS#.  Acceptable.                                                                                                                                                                                                                                                                 Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                              reflects a high probability the social security number belongs to another                                                                                                                                                                                                                                                                                                                                                                        Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                              and is reported more frequently under another name.  The file contained no
                                                                                                                                                                                                                                                                              further verification of the social security number belonging to borrower                                                                           Reviewer Comment (2023-08-08): Exception is referred to the buyer for review.
                                                                                                                                                                                                                                                                              such as a social security verification.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): the source of information on credit report is correct and SSN is verified with W2s on file. Borrower was born in [redacted], this is prior to SSN given at birth. Previously assigned when someone entered the work force.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-31): Copy of borrower's social security card required to document discrepancy.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Uploaded lox
[redacted] [redacted] [redacted] 207       28822885                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 207       28823809                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted]  prohibits other                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                debt secured by the homestead unless the purpose of additional debt                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        is one described under [redacted]. Unable to determine purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 208       28828965                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Final Title Policy not in the loan file. Unable to determine the                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   endorsements obtained.                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Debt                                                                                                                                                                          QM
                                                                                                                                                                                                        endorsement or the [redacted]endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 208       28828980                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                                          QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 209       28840503                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 209       28840515                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] prohibits other                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                debt secured by the homestead unless the purpose of additional debt                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        is one described under [redacted]. Unable to determine purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 210       28822473                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 210       28822879                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title       Acceptable FNMA title insurance endorsements not obtained for home equity                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   loan. The loan file does not evidence the Title Policy includes the                                                                                                                                                                                                                                                                                                                                                                              Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]       [redacted]  endorsement or the [redacted]endorsement. (The loan is a                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]  [redacted] Section 50 (a)(6)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 210       28822880                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] prohibits other  [redacted] 50(a)(6) prohibits other debt secured by the homestead unless                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                debt secured by the homestead unless the purpose of additional debt   the purpose of additional debt is one described under [redacted]. Unable to                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        is one described under [redacted]. Unable to determine purpose of     determine purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                   Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 211       28804535                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 211       28804568                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable FNMA title                                                                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the [redacted] endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 211       28804572                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] prohibits other                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                debt secured by the homestead unless the purpose of additional debt                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        is one described under [redacted]. Unable to determine purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 211       28843850                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not [redacted] Constitution Section 50(a)(6): Final itemized disclosure   Executed disclosure in file does not have a date.                                                                                                  Reviewer Comment (2023-08-02): CD provided. Exception is clear.                                          08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Refund or credit the borrower $1,000 and offer the borrower the right to   C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided At Least 1 Business Day Prior to Closing - No Waiver)        of fees, points, costs and charges not provided to borrower at least                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -    refinance the extension of credit for the remaining term of the loan at no                                                                          Priced QM   Priced
                                                                                                                                                                                                        one ([redacted]) business day prior to closing without a waiver.                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other         cost to the borrower on the same terms, including interest, as the                                                                                  (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Pre-Closing CD uploaded signed and dated                                                                                                                                                                                                                                       original extension of credit with any modifications necessary to comply                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 212       28835320                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 213       28834998                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 213       28843729                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                                                                                                        Borrower has                            SitusAMC                       Reviewer Comment (2023-07-27): Inspection after start but prior to end date.  Client elects to regrade.                                   2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                                                                                            owned the                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                subject                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    property for at                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.
[redacted] [redacted] [redacted] 214       28828885                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 215       28834451                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 216       28811016                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 217       28816946                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                                          QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 218       28804869                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 219       28829450                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 220       28804911                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 221       28805938                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                Credit Report is not provided on the loan                                                                                                          Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                MD        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Higher      Higher  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Credit Report                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 221       28805947                         Compliance Compliance    Federal       ATR/QM Defect  QM Required Credit Report Not Provided to Evidence Debts              Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain  The loan file does not contain a Credit report to evidence the consumers                                                                           Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         a Credit report to evidence the consumers outstanding liabilities.    outstanding liabilities                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 221       28805948                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Borrower not provided with written disclosure of non-higher priced loans                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    D        B       D        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     otherwise qualified for.                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 221       28805949                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of        [redacted] Higher-Priced Mortgage Loan: APR on subject loan of [redacted]%                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     or Final Disclosure APR of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or      threshold of APOR [redacted]% + [redacted]%, or [redacted]%.  Non-Compliant                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                       Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 221       28805952                         Compliance Compliance    State         Misc. State    Maryland Mortgage Lending Regulations (Disclosure of Taxes and        [redacted] Mortgage Lending Regulations: Borrower did not receive     Borrower did not receive disclosure on responsibility for payment of taxes                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          Insurance Not Provided)                                               disclosure on responsibility for payment of taxes and insurance.      and insurance.                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 221       28805955                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 221       28805958                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         The credit report is missing from the loan file.                                                                                                   Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 221       28806395                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Credit History                     Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations The credit report is missing from the loan file, causing the loan to                                                                               Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         using reasonably reliable third-party records.                        [redacted] through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 221       28806396                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          The credit report is missing from the loan file, causing the loan to                                                                               Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           [redacted] through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 221       28806397                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  The credit report is missing from the loan file, causing the loan to                                                                               Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                MD        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        B       D        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation [redacted] through the QM Testing, resulting in a Loan Designation                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Fail.                                                    discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 222       28831873                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 223       28831662                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 224       28804158                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 225       28831343                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 226       28831353                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 226       28833730                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                   Security Instrument not on [redacted] form.                                                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 227       28823251                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 228       28821633                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 229       28832693                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 230       28800375                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 230       28800399                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan designation failure due to  APR on subject loan exceeding the maximum                                                                         Reviewer Comment (2023-08-08): Exception cleared.                                                        08/08/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation threshold.                                                                                                                                          Client restated loan designation to [redacted].                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is [redacted]. Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): This is one where they waived the one condition but did not the QM condition.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): this should be waived with the other condition on this loan. This file is not an [redacted].
[redacted] [redacted] [redacted] 230       28887717                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  Client restated loan designation to [redacted].                                                                                                                                                                                                                                              2                     A                     B                     B                     B                     A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of [redacted] matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 231       28822525                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 232       28800552                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 233       28804185                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 234       28822937                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 235       28833977                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                                          QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 236       28803366                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 237       28831666                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NM        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 238       28805082                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 239       28824194                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 240       28804652                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 240       28804851                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Originator Loan Designation of [redacted] does not match Due Diligence due                                                                         Reviewer Comment (2023-08-07): Exception cleared.                                                        08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       B        B      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         [redacted] does not match Due Diligence Loan Designation of           to the APR issue.                                                                                                                                   Client restated loan designation to [redacted].                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is [redacted]. Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Condition should have been waived with the other waived condition
[redacted] [redacted] [redacted] 240       28807725                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                   Security Instrument does not contain Homestead exemption waiver.                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                AZ        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 240       28884922                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  Client restated loan designation to [redacted].                                                                                                                                                                                                                                              2                     A                     B                     B                     B                     A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of [redacted] matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 241       28825961                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 242       28833332                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 242       28837618                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       [redacted]: APR on subject loan of[redacted]% or Final Disclosure APR                                                                                                                                                    Reviewer Comment (2023-08-02): After further review, exception is cleared.                               08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         of [redacted]% is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        [redacted]% + [redacted]%, or [redacted]%.  Non-Compliant [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): PCI LOX uploaded                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 242       28837619                         Compliance Compliance    Federal       Federal HPML   TIL[redacted] Safe Harbor Test                                        TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements                                                                                                                                                     Reviewer Comment (2023-08-02): After further review, exception is cleared.                               08/02/2023                       1          B          A          B          A          B          A          B          A          B          A                CA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         not satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 242       28837620                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by                                                                                                                                                    Reviewer Comment (2023-08-02): After further review, exception is cleared.                               08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): PCI is not a post close inspection it was completed[redacted]                                                                                                                                                                                                                                                                                                                                                                                  (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-31): The origination valuation tool did not have a physical visit to the property based on the product provided.  The Post-Close Inspection report is not sufficient to clear this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): PCI LOX uploaded
[redacted] [redacted] [redacted] 242       28837621                         Compliance Compliance    Federal       ATR/QM Defect  QM (APOR) Threshold Fail                                              Qualified Mortgage: QM APR on subject loan of [redacted]% is equal to                                                                                                                                                    Reviewer Comment (2023-08-02): After further review, exception is cleared.                               08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         or greater than the threshold of  [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 242       28837626                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan was presented with a Designation of Safe Harbor QM (APOR) but is                                                                              Reviewer Comment (2023-08-02): After further review, exception is cleared.                               08/02/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       B        B      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation   failing Safe Harbor requirements and firing as a Designation of Non QM.                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        of Non QM.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): PCI lox uploaded                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 242       28837630                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 243       28817125                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 244       28806780                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 245       28800195                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 246       28804249                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 247       28799902                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 247       28800009                         Compliance Compliance    State         Misc. State    Maryland Mortgage Lending Regulations (Disclosure of Taxes and        [redacted]Mortgage Lending Regulations: Borrower did not receive      [redacted]Department of Labor, Licensing, and Regulation Disclosure Escrow                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level          Insurance Not Compliant)                                              disclosure on responsibility for payment of taxes and insurance that  Responsibility dated [redacted]in file was not signed and dated by                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        contained required language.                                          Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 247       28800010                         Compliance Compliance    State         Misc. State    Maryland Mortgage Lending Regulations (Disclosure of Taxes and        [redacted] Mortgage Lending Regulations: Disclosure on responsibility [redacted] MLR Escrow Responsibility was not signed and dated by Borrower.                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level          Insurance Not Provided Timely)                                        for payment of taxes and insurance not provided to borrower within                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        [redacted] business days of application or [redacted] business days                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                        prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 248       28816708                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                                          QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 248       28816743                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed             Loan was disbursed on prior to [redacted] business days from transaction                                                                           Reviewer Comment (2023-08-03): Acknowledgment provided. Exception is clear.                              08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       B        B      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      on[redacted], prior to [redacted]  business days from transaction     date.                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             date of[redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Debt                                                                                                                                                                          QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-08-01): Uploaded corrected acknowledgement                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on                                                                                                                                                                                                                                                                                                   Reviewer Comment (2023-07-31): Corrected acknowledgement not provided.
                                                                                                                   the wrong form

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): Corrected Acknowledgement uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Closed [redacted]. Signed [redacted] RTCs uploaded
[redacted] [redacted] [redacted] 248       28816744                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    Loan was disbursed on[redacted] prior to [redacted] business days from                                                                             Reviewer Comment (2023-08-03): Acknowledgment provided. Exception is clear.                              08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       B        B      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                     transaction date.                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Debt                                                                                                                                                                          QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-08-01): Uploaded corrected acknowledgement                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on                                                                                                                                                                                                                                                                                                   Reviewer Comment (2023-07-31): Corrected acknowledgement not provided.
                                                                                                                   the wrong form

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): Corrected Acknowledgement uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Signed RTC dated  uploaded. Loan closed [redcated], there were [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 days
[redacted] [redacted] [redacted] 248       28834954                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                PA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                                          QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 249       28831333                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 249       28837653                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                NC        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 250       28822890                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 250       28835036                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 251       28831412                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 252       28810252                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 252       28810322                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel was issued on H-8 form.  H-9 form needed.                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                AZ        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           the proper Model Form for a refinancing by the same creditor. The H-8                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 253       28828572                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 253       28837697                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 254       28845116                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 255       28800360                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 256       28835370                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 257       28833433                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              D        A       D        A      B          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 257       28833695                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                                                                                                                                                                   Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                NV        Primary    Refinance -                                                                              D        A       D        A      B          A          A        A        Safe Harbor Safe    No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 257       28833876                         Compliance Compliance    State         State Defect   Nevada Home Loan (Ability to Repay not Verified)                      [redacted]:  File does not contain evidence that analysis of          Missing credit report to confirm liabilities.                                                                                                      Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          B          A          B          A          B          A          B          A          B          A                NV        Primary    Refinance -                                                                              D        A       D        A      B          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         borrower's ability to repay was performed based on verified income,                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        obligations, assets, and/or employment.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): cr uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 257       28837718                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Credit report was not provided in the loan file                                                                                                    Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                NV        Primary    Refinance -                                                                              D        A       D        A      B          A          A        A        Safe Harbor Safe    No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): cr uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 258       28823815                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 259       28816764                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 260       28829706                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 261       28805501                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 261       28805693                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Originator Loan Designation of [redacted] does not match Due Diligence Loan                                                                        Reviewer Comment (2023-08-07): Client restated loan designation to [redacted]                            08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         [redacted] does not match Due Diligence Loan Designation of           Designation of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is [redacted]. Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): This is one where they waived the one condition but did not the QM condition.
[redacted] [redacted] [redacted] 261       28883670                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  Client restated loan designation to [redacted]                                                                                                                                                                                                                                               2                     A                     B                     B                     B                     A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of[redacted] matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        of[redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 262       28833789                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 262       28833791                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                   Security Instrument is not on a FNMA/FHLMC form.                                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 263       28829563                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                         Note/Transaction Error This profile contains a reduced scope for                                                                                   Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                              subordinate liens.                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 264       28830004                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 265       28822935                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Compliant                                           [redacted] : APR on subject loan of [redacted] % or Final Disclosure  Calculated Annual Percentage Rate is [redacted] % and Final Closing                                                                                Reviewer Comment (2023-08-07): Client restated loan designation to [redacted]                            08/07/2023                       1          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         APR of [redacted]% is equal to or greater than the threshold of APOR  Disclosure Annual Percentage Rate is  [redacted] %, Annual Percentage Rate                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        [redacted]% + [redacted]%, or [redacted]%.  Compliant Higher Priced   Variance is  [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 265       28822964                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 265       28828359                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Originator Loan Designation of  [redacted] does not match Due Diligence                                                                            Reviewer Comment (2023-08-07): Exception has been cleared.  Client restated loan designation to          08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                NV        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Safe Harbor QM does not match Due Diligence Loan Designation of Non   Loan Designation of  [redacted] due to missing assets.                                                                                             [redacted]                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        QM.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Client restated loan designation to [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): EXCEPTION HISTORY - Exception Detail was updated on [redacted]  PRIOR
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [redacted]  does not match Due Diligence Loan Designation of [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is [redacted] Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): This is one where they waived the one condition but did not the QM condition.
[redacted] [redacted] [redacted] 265       28883355                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       [redacted]: APR on subject loan of  [redacted]% or Final Disclosure                                                                                                                                                      Reviewer Comment (2023-08-07): Exception has been cleared.  Client restated loan designation to          08/07/2023                       1                     A                     A                     A                     A                     A                NV        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         APR of  [redacted]% is equal to or greater than the threshold of APOR                                                                                                                                                    [redacted]                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        [redacted]% +  [redacted]%, or  [redacted]%. [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 265       28883356                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank 2014): [redacted] requirements                                                                                                                                                      Reviewer Comment (2023-08-07): Exception has been cleared.  Client restated loan designation to          08/07/2023                       1                     A                     A                     A                     A                     A                NV        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         not satisfied.                                                                                                                                                                                                           [redacted]                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 265       28883357                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by Higher priced Appraisal requirements not met.                                                                                                      Reviewer Comment (2023-08-07): Exception has been cleared.  Client restated loan designation to          08/07/2023                       1                     A                     A                     A                     A                     A                NV        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                              [redacted]                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 265       28883358                         Compliance Compliance    Federal       Compliance     Not Eligible for QM based on Appendix Q                               [redacted]: Loan submitted with an originator loan designation of     Client restated loan designation to [redacted]                                                                                                     Reviewer Comment (2023-08-07): Exception has been cleared.  Client restated loan designation             08/07/2023                       1                     A                     A                     A                     A                     A                NV        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         [redacted] or  [redacted] using Appendix Q.  Loans with creditor                                                                                                                                                         to[redacted]                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        application date on or after  [redacted] are not eligible for QM                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        based on Appendix Q.  Loan was tested for compliance with General                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                        ATR.  Restated loan originator loan designation required to test loan for QM status under General QM (APOR) pricing-based test.
[redacted] [redacted] [redacted] 265       28883457                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  Client restated loan designation to [redacted]                                                                                                                                                                                                                                               2                     A                     B                     B                     B                     A                NV        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of[redacted]) matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        of  [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 266       28804091                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 267       28803942                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan is a[redacted]                                                                                                                                Reviewer Comment (2023-08-07): Exception has been cleared.  Client restated loan designation to          08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         [redacted] does not match Due Diligence Loan Designation of                                                                                                                                                              [redacted]                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is [redacted]. Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): This is one where they waived the one condition but did not the QM condition.
[redacted] [redacted] [redacted] 267       28803946                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 267       28883493                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  Client restated loan designation to [redacted]                                                                                                                                                                                                                                               2                     A                     B                     B                     B                     A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of [redacted]  matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                  Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                        of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 268       28828250                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 269       28831332                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 270       28833221                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              D        B       D        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 270       28833241                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                Credit report is not available in the file.                                                                                                        Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                CA        Primary    Refinance -                                                                              D        B       D        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 270       28833246                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Credit report is not available in the file.                                                                                                        Reviewer Comment (2023-07-31): Credit report provided                                                    07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        B       D        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 270       28837773                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              D        B       D        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 271       28832547                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 271       28833966                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                            Post disaster inspection report dated [redacted] was before disaster end    Borrower has                            SitusAMC                       Reviewer Comment (2023-07-27): Inspection after start but prior to end date.  Client elects to regrade.                                   2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                date of [redacted].                                                         owned the                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                subject                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    property for at                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.
[redacted] [redacted] [redacted] 271       28834000                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Security instrument signed on disbursement date [redacted].                                                                                        Reviewer Comment (2023-08-02): Notary date updated and exception is cleared.                             08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       C        B      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted], prior to [redacted] business days from transaction date                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 271       28834001                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    Security instrument signed on disbursement date [redacted].                                                                                        Reviewer Comment (2023-08-02): Notary date updated and exception is cleared.                             08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       C        B      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-07-31): signed [redacted] not [redacted]                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 271       28843901                         Compliance Compliance    Federal       Federal HPML   [redacted] HPML [redacted] Non Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of        [redacted] Higher-Priced Mortgage Loan: APR on subject loan of [redacted]%                                                                         Reviewer Comment (2023-08-07): Exception has been cleared.                                               08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     or Final Disclosure APR of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or      threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.              Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 271       28843902                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule ([redacted]): Safe Harbor requirements not   This is due to missing income documentation                                                                                                        Reviewer Comment (2023-08-07): Exception has been cleared.  The [redacted] award letter specifies when   08/07/2023                       1          B          A          B          A          B          A          B          A          B          A                CA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         satisfied.                                                                                                                                                                                                               income began and  current checks provided.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 271       28843903                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule ([redacted]): Appraisal not obtained by                                                                                                                                                         Reviewer Comment (2023-08-07): Exception has been cleared.  Loan is compliance higher priced.            08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-02): This is a waterfall exception due to loan not meeting all guideline                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 requirements. Will test again once documentation is provided to verify additional [redacted] income.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Appraisal lox uplaoded
[redacted] [redacted] [redacted] 271       28843904                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([redacted]): Originator Loan Designation of       Originator Loan Designation of Higher Priced QM (APOR) does not match Due                                                                          Reviewer Comment (2023-08-07): Exception has been cleared.  The [redacted] award letter specifies when   08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       C        B      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation Diligence Loan Designation of QM (APOR) Risk due to missing income                                                                                 income began and  current checks provided.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                    documents.                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 271       28843905                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       This is due to missing income documents.                                                                                                           Reviewer Comment (2023-08-07): Exception has been cleared.  The award letter specifies when income began 08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the                                                                                                                                                        and  current checks provided.                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-04): Uploaded income LOX
[redacted] [redacted] [redacted] 271       28843912                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Per guides for [redacted] income, [redacted] and/or [redacted] income may                                                                          Reviewer Comment (2023-08-07): Exception has been cleared.  The award letter specifies when income began 08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 be considered stable with documentation evidencing that the                                                                                        and current checks provided.                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              Borrower has been receiving full, regular, and timely payments for the most                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              recent [redacted] months. Missing [redacted] months of deposits.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-04): Uploaded income LOX
[redacted] [redacted] [redacted] 271       28843917                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Per guides for [redacted] income, [redacted] and/or [redacted] income may                                                                          Reviewer Comment (2023-08-07): Exception has been cleared.  The award letter specifies when income began 08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 be considered stable with documentation evidencing that the                                                                                        and  current checks provided.                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              Borrower has been receiving full, regular, and timely payments for the most                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              recent [redacted] months. Missing [redacted] months of deposits.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-04): Uploaded income LOX
[redacted] [redacted] [redacted] 271       28843952                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Based on the loan failing one or more guideline components, the loan is at                                                                         Reviewer Comment (2023-08-07): Exception has been cleared.  The [redacted] award letter specifies when   08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   QM risk due to missing income documents.                                                                                                           income began and  current checks provided.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-04): Uploaded income LOX
[redacted] [redacted] [redacted] 272       28835144                         Compliance Loan Package  Application / Missing,       Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                                                          2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Incorrect, or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                   Final or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                   Initial 1003
[redacted] [redacted] [redacted] 272       28835168                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 273       28832028                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 274       28831030                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 275       28833041                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 276       28803897                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 276       28835279                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 277       28816830                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 277       28835348                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 278       28801301                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 278       28835485                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                AZ        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 279       28804324                         Credit     Loan Package  Application / Loan Package   Missing Document: Missing Final 1003                                                                                                        Final 1003 is missing.                                                                                                                             Reviewer Comment (2023-07-28): Final 1003 provided. Exception is clear.                                  07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                AR        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): uploaded 1003                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Final URLA
[redacted] [redacted] [redacted] 279       28804332                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 279       28804361                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          The disbursement date of  [redacted] was not within [redacted] business                                                                            Reviewer Comment (2023-07-28): Final CD signature date updated. Exception is clear.                      07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                AR        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted], prior to [redacted]  business days from transaction date  days of the transaction date as required.                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 279       28804362                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    The disbursement date of [redacted]  was not within [redacted]business days                                                                        Reviewer Comment (2023-07-28): Final CD signature date updated. Exception is clear.                      07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                AR        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                     of the transaction date as required.                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-07-27): RTC                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 280       28800785                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 280       28836069                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                VA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 281       28834124                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 281       28837779                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                IN        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 282       28832618                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 283       28823887                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 283       28828933                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                   Security Instrument not on FNMA/FHLMC form.                                                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                AZ        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 284       28833170                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 285       28833418                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 286       28832732                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 287       28829515                         Credit     Loan Package  Application / Loan Package   Missing Document: Bankruptcy Documents not provided                                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): BK meets guideline requirements of [redacted] years from discharge (has   07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation                                                                                                                                                                                                                                                                                                 been [redacted] years since discharge). Documents not required. Exception is clear.                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 287       28829836                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 288       28800617                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 288       28836233                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a[redacted] form and does not contain   ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 289       28810213                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 290       28821972                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 291       28832601                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 291       28832702                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Final CD reflects the disbursement date of [redacted]. The expiration on                                                                           Reviewer Comment (2023-08-03): Signature date of Final CD updated. Exception is clear.                   08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       B        B      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted], prior to [redacted] business days from transaction date   the RTC form is [redacted]. The actual disbursement date should be                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             of [redacted].                                                        [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-08-01): Invalid finding. The dates are correct, we signed [redacted], [redacted]                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    days is [redacted], and we disbursed on [redacted]
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-07-31): The document was signed on the [redacted], a Thursday. The time frame starts Thursday, Friday, Saturday and Monday, the [redacted]. The disbursement date is the [redacted],
                                                                                                                                                                                                                                                                                                                                                                                                                                 Tuesday.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): Right to cancel was signed on the [redacted] the midnight of date would be the [redacted] as shown on the form, the loan funded on the [redacted]
[redacted] [redacted] [redacted] 291       28832703                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    Final CD reflects the disbursement date of [redacted]. The expiration on                                                                           Reviewer Comment (2023-08-03): Signature date of Final CD updated. Exception is clear.                   08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       B        B      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                     the RTC form is [redacted]. The actual disbursement date should be                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                                                                                                   [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-08-02): Invalid finding. The dates are correct, we signed [redacted], [redacted]                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    days is [redacted], and we disbursed on [redacted]
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 291       28844122                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                            Property inspection provided on [redacted] and the end date of the disaster Borrower has                            SitusAMC                       Reviewer Comment (2023-07-27): Inspection after start but prior to end date.  Client elects to regrade.                                   2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                is [redacted].                                                              owned the                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                subject                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    property for at                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.
[redacted] [redacted] [redacted] 292       28831952                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 292       28832221                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                            Post Disaster Inspection report dated [redacted] is present in file which   The                                     SitusAMC                       Reviewer Comment (2023-07-27): Inspection after start but prior to end date.  Client elects to regrade.                                   2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                is prior to disaster end date [redacted]. Post Disaster inspection report   representative                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Disaster Name: ___                                                    after disaster end date is not present.                                     FICO score                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    exceeds the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                          guideline
                                                                                                                                                                                                                                                                                                                                                          minimum by at
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          points.
[redacted] [redacted] [redacted] 292       28841888                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted]/[redacted] form and does   ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  not contain the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 293       28804389                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 294       28804107                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 295       28803983                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 296       28831633                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                   Homestead Exemption Waiver clause missing on Security Instrument.                                                                                                                                                                                                                            2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 296       28831634                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 297       28807932                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 298       28810926                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 298       28812234                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                   Security Instrument is not on an [redacted]                                                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                AZ        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 298       28812238                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             Qualified Mortgage ([redacted]): Originator Loan Designation of       Due diligence Loan designation of [redacted]does not match Guidelines Loan                                                                         Reviewer Comment (2023-08-07): Client restated loan designation to [redacted]                            08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       B        B      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         [redacted] does not match Due Diligence Loan Designation of[redacted] designation of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is [redacted]. Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): This is one where they waived the one condition but did not the QM condition.
[redacted] [redacted] [redacted] 298       28883638                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match -[redacted]                     Ability to Repay / Qualified Mortgage ([redacted]): The initial Loan  Client restated loan designation to [redacted]                                                                                                                                                                                                                                               2                     A                     B                     B                     B                     A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of [redacted] matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        of[redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 299       28822094                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 300       28811049                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 301       28804375                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 302       28804144                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 303       28829256                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                   Security Instrument is not on a [redacted] form.                                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 303       28829282                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 304       28811894                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                Credit Report for Co-Borrower is missing.                                                                                                          Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          D          A          D          A          D          A          D          A          D          A                CA        Primary    Refinance -                                                                              D        B       D        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Credit Report                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 304       28813366                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              D        B       D        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 304       28836391                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted]form and does not contain   ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              D        B       D        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 304       28836443                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Credit Report for Co-borrower not in file.                                                                                                         Reviewer Comment (2023-07-28): Credit report provided. Exception is clear.                               07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        B       D        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 305       28804102                         Credit     Legal /       Title / Lien  Legal /        Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                   Reviewer Comment (2023-07-28): Title search provided. Exception is clear.                                07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                OR        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Regulatory /  Defect        Regulatory /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance                  Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Loan amount is under [redacted] only a property report is required                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 305       28804103                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 306       28810150                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 306       28810811                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure APR Inaccurate - Regular Transaction    TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed                                                                                                                                                     Reviewer Comment (2023-07-31): SitusAMC received initial CD.                                             07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Timing Without Waiver                                                 on final CD [redacted]is inaccurate (off by more than[redacted]%)                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        compared to actual APR at consummation.  Closing Disclosure not                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        provided to Borrower at least [redacted] business days prior to                                                                                                                                                          Seller Comment (2023-07-27): 6/27 CD uploaded                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
                                                                                                                                                                                                        closing.
[redacted] [redacted] [redacted] 306       28810824                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ([redacted]: Originator Loan Designation of [redacted]     Review determined loan to be [redacted]                                                                                                            Reviewer Comment (2023-07-31): SitusAMC received initial CD.                                             07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                CO        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): 6/27 CD uploaded                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 307       28799703                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 308       28832361                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 308       28832616                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted]business days   -                                                                     Verification(s) of employment is not within 10 business days of the Note.                                                                          Reviewer Comment (2023-07-31): After review of trailing documents exception cleared.                     07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CT        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 308       28834250                         Credit     Income /      Income        Income /       The verification of employment is required and was not found in file. -                                                                     No verification of employment provided or VOE within 10 business days of                                                                           Reviewer Comment (2023-07-31): After review of trailing documents exception cleared.                     07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                CT        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 309       28828697                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 310       28800558                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 310       28834877                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                NJ        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 311       28833780                         Credit     Loan Package  Application / Loan Package   Missing Document: Note - Senior Lien not provided                                                                                                                                                                                                                                              Reviewer Comment (2023-07-31): Mortgage statement provided to verify terms of 1st lien.                  07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                VA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): 1st Mortgage Terms                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 311       28833800                         Credit     Loan Package  Loan File     Missing        Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                         Reviewer Comment (2023-07-31): Policy provided.                                                          07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation               Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): HOI Updated Mortgagee                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 311       28833945                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 311       28833969                         Credit     Insurance     Insurance     Insurance      Insufficient Coverage: Hazard insurance coverage amount is                                                                                  Hazard Insurance Policy not provided.                                                                                                              Reviewer Comment (2023-08-02): After further review exception has been cleared.                          08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Analysis                     insufficient.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): HOI uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 311       28833999                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                                                                                                                                                                        Reviewer Comment (2023-07-31): VVOE provided, dated within [redacted] days of the Note.                  07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 311       28834594                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match -[redacted]                              [redacted] ([redacted]: Originator Loan Designation of [redacted]does The Loan Designation of [redacted] is failing due to the missing VVOE dated                                                                        Reviewer Comment (2023-07-31): VVOE dated within [redacted] days of Note provided.                       07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                VA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        B       D        B      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         not match Due Diligence Loan Designation of [redacted]) Risk.         within[redacted] business days of the note date.                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 311       28834595                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       The VVOE dated within [redacted] business days of the note date is missing.                                                                        Reviewer Comment (2023-07-31): VVOE dated within [redacted] days of Note provided.                       07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 311       28834608                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  The VVOE dated within [redacted] business days of the note date is missing.                                                                        Reviewer Comment (2023-07-31): VVOE dated within [redacted] days of Note provided.                       07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 311       28834626                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           The VVOE is missing.                                                                                                                               Reviewer Comment (2023-07-31): VVOE dated within [redacted] days of Note provided.                       07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 311       28843232                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                VA        Primary    Refinance -                                                                              D        B       D        B      C          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 312       28828027                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                   The security instrument is missing Homestead Exemption Waiver clause.                                                                                                                                                                                                                        2          B          B          B          B          B          B          B          B          B          B                VA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 312       28828028                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 312       28828606                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match -[redacted]                              [redacted] ([redacted] ): Originator Loan Designation of [redacted]   The Originator Loan Designation is [redacted] , however the loan is missing                                                                        Reviewer Comment (2023-07-31): 4506 sign/dated provided                                                  07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                VA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       C        B      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted]  Risk.    the required 4506-C at closing which resulted in a due diligence loan                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              designation of [redacted]   Risk                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 312       28828618                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Income documentation requirements not met as a result of missing 4506-C                                                                            Reviewer Comment (2023-07-31): 4506 sign/dated provided                                                  07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 signed and dated at closing.                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-28): 4506 t uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 312       28828647                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General [redacted] : Based on the loan failing one or more guideline  The Originator Loan Designation is [redacted] , however the loan is missing                                                                        Reviewer Comment (2023-07-31): 4506 sign/dated provided                                                  07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         components, the loan is at [redacted]  risk.                          the required 4506-C at closing which resulted causing the loan to waterfall                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              through the QM testing, resulting  in a due diligence loan designation of                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              [redacted] Risk                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 312       28828662                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General [redacted] :  There are guideline deficiencies related to     The Originator Loan Designation is [redacted] , however the loan is missing                                                                        Reviewer Comment (2023-07-31): 4506 sign/dated provided                                                  07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         income and/or asset doc requirements which could result in a risk to  the required 4506-C at closing which resulted in a due diligence loan                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        the borrower's ability to repay.  (Exception is eligible to be        designation of [redacted] Risk                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                                         QM
                                                                                                                                                                                                        regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 312       28828672                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The 4506-C is missing.                                                                                                                             Reviewer Comment (2023-07-31): 4506 sign/dated provided                                                  07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 313       28831385                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 313       28834480                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                            The most recent valuation inspection is required to confirm that no damage  Borrower has                            SitusAMC                       Reviewer Comment (2023-07-28): Inspection after start date but prior to end date.  Client elects to                                       2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                was done to the property. The end date is [redacted] and the inspection     owned the                                                              regrade.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                    date is [redacted].                                                         subject                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    property for at                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.
[redacted] [redacted] [redacted] 314       28800032                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 314       28800034                         Credit     Loan Package  Application / Missing        Missing Document: Approval not provided                                                                                                     The loan approval is missing.                                                                                                                      Reviewer Comment (2023-07-28): Approval was provided. Exception is clear.                                07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-26): Underwriting approval                                                                                                                                                                                                                                            Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 314       28800237                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted]  ([redacted] ): Originator Loan Designation of [redacted]  The file is missing a copy of the loan approval required by guidelines,                                                                            Reviewer Comment (2023-07-28): Approval provided. Exception is clear.                                    07/28/2023                       1          B          A          C          A          B          A          C          A          B          A                GA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         ([redacted] ) does not match Due Diligence Loan Designation of        causing the loan to waterfall through QM testing.                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]  Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 314       28830578                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Loan Approval                                    General [redacted]  Missing loan approval; General[redacted]  testing Loan approval is missing from loan file.                                                                                                           Reviewer Comment (2023-07-28): Approval provided. Exception is clear.                                    07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         is incomplete.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 315       28800400                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 316       28831359                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 317       28804089                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 317       28804094                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Subject loan transaction disbursed on 06/28/2023,[redacted] prior to                                                                               Reviewer Comment (2023-07-28): Final CD signature date updated. Exception is clear.                      07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted], prior to [redacted]business days from transaction date of [redacted]business days from transaction date of [redacted]                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-07-27): RTC was signed[redacted] not [redacted]. We have [redacted]days                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 317       28804095                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    Actual Date on Notice of Right to Cancel occurs prior to expected date.                                                                            Reviewer Comment (2023-07-28): Final CD signature date updated. Exception is clear.                      07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-07-27): RTC uploaded. Signed[redacted] This did not fund too early                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 318       28829999                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-27): Client acknowledges the exception.  This exception is for informational                         07/27/2023 3          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 319       28828490                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 319       28828767                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ([redacted]): Originator Loan Designation of[redacted]     Originator Loan Designation of [redacted] does not match Due Diligence Loan                                                                        Reviewer Comment (2023-08-07): Exception has been cleared.  Client restated the loan designation to      08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted]           Designation of [redacted] due to the APR issue.                                                                                                    [redacted]                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]
[redacted] [redacted] [redacted] 319       28884612                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - [redacted]                    Ability to Repay / [redacted] ([redacted]): The initial Loan          Client restated the loan designation to [redacted]                                                                                                                                                                                                                                           2                     A                     B                     B                     B                     A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 320       28801834                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 320       28834465                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted]form and does not contain   ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 321       28817039                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 322       28822132                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 323       28828378                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 323       28844359                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted]form and does not contain   ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                WA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 324       28804075                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted]Compliant                                      [redacted]: APR on subject loan of [redacted]% or Final Disclosure                                                                                                                                                       Reviewer Comment (2023-08-09): Exception cleared.                                                        08/09/2023                       1          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         APR of [redacted]% is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        [redacted]% + [redacted]%, or [redacted]%.  Compliant [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 324       28804077                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 324       28814425                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                   Security Instrument is not on an [redacted] form and does not contain a                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                IN        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                      Homestead Exemption waiver.                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 324       28844464                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match -[redacted]                              [redacted] ([redacted]): Originator Loan Designation of [redacted]    Loan was presented as a [redacted]) loan, after due diligence review the                                                                           Reviewer Comment (2023-08-09): Exception cleared.                                                        08/09/2023                       1          B          A          C          A          B          A          C          A          B          A                IN        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       B        B      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted]           loan is a[redacted] loan.                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): Uploaded proof rate extended[redacted]                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): The loan was locked [redacted]  The date used was [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): Uploaded LOX this is a [redacted] loan based on APOR effective date of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): The provided loan designation was already [redacted]), but tested.[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is [redacted] Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Should be waivied with other waived condition
[redacted] [redacted] [redacted] 325       28833414                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 325       28844507                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted]form and does not contain   ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 326       28804116                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 326       28804140                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted]form and does not contain   ___                                                                   Security Instrument does not contain [redacted]exemption waiver.                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 326       28829416                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match -  [redacted]                            [redacted]( [redacted]): Originator Loan Designation of  [redacted]   Review determined loan to be  [redacted]                                                                                                           Reviewer Comment (2023-08-08): Exception has been cleared.  Client restated loan designation to          08/08/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       B        B      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted]                                                                                                                                                              [redacted]                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is [redacted] Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): This is one where they waived the one condition but did not the QM condition.
[redacted] [redacted] [redacted] 326       28888859                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match -  [redacted]                   Ability to Repay /  [redacted] ( [redacted]): The initial Loan        Client restated loan designation to [redacted]                                                                                                                                                                                                                                               2                     A                     B                     B                     B                     A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of  [redacted]matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 327       28801277                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                   Security Instrument does not contain Homestead exemption waiver.                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 327       28801315                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 327       28801340                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             Qualified Mortgage ([redacted]): Originator Loan Designation of       Review determined loan to be[redacted]                                                                                                             Reviewer Comment (2023-08-07): Exception cleared.                                                        08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       B        B      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         [redacted] does not match Due Diligence Loan Designation of                                                                                                                                                               Client restated loan designation to [redacted]                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): This should be waived with previous condition
[redacted] [redacted] [redacted] 327       28884919                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - [redacted]                    Ability to Repay / [redacted] ([redacted]): The initial Loan          Client restated loan designation to [redacted]                                                                                                                                                                                                                                               2                     A                     B                     B                     B                     A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       B        B      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of [redacted]matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 328       28822782                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 329       28805758                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 330       28823254                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 330       28828565                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ([redacted]): Originator Loan Designation of [redacted]    Originator Loan Designation of [redacted] does not match Due Diligence Loan                                                                        Reviewer Comment (2023-08-04): Designation restated by the client. Exception is clear.                   08/04/2023                       1          B          A          C          A          B          A          C          A          B          A                NV        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted]           Designation of [redacted] due to the APR issue.                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): should be wiaved
[redacted] [redacted] [redacted] 331       28822864                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 332       28810895                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 332       28811231                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ( [redacted]): Originator Loan Designation of  [redacted]  Originator Loan Designation of  [redacted]does not match Due Diligence Loan                                                                        Reviewer Comment (2023-08-04): Seller has restated the designation. Exception is clear.                  08/04/2023                       1          B          A          C          A          B          A          C          A          B          A                SC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of  [redacted]          Designation of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]                                                                                                                                                                                                                                    Consolidation                                                                                                                                                                 (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Should be waived
[redacted] [redacted] [redacted] 332       28877102                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match -  [redacted]                   Ability to Repay /  [redacted]( [redacted]): The initial Loan         Seller restated the Designation to  [redacted]                                                                                                                                                                                                                                               2                     A                     B                     B                     B                     A                SC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of  [redacted] matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                  Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                        of  [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 333       28800740                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 333       28800803                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ( [redacted]): Originator Loan Designation of  [redacted]  Originator Loan Designation of  [redacted]does not match Due Diligence Loan                                                                        Reviewer Comment (2023-08-04): Lender elects to restate designation.                                     08/04/2023                       1          B          A          C          A          B          A          C          A          B          A                WI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of  [redacted]          Designation of  [redacted] due to the APR issue.                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-04): Change designation  [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is  [redacted] Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): should have been waived with other waived condition
[redacted] [redacted] [redacted] 333       28878765                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - [redacted]                    Ability to Repay /  [redacted] ( [redacted]): The initial Loan        Lender elects to restate designation.                                                                                                                                                                                                                                                        2                     A                     B                     B                     B                     A                WI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of  [redacted]matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        of  [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 334       28804577                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 335       28821927                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                                          QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 336       28833122                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 337       28834979                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 338       28831478                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 339       28825598                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 340       28833202                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 341       28834093                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 341       28834099                         Credit     Insurance     Insurance     Insurance      Insufficient Coverage: Hazard insurance coverage amount is                                                                                  Hazard Insurance Coverage Amount is insufficient by $[redacted]. Provide                                                                           Reviewer Comment (2023-08-03): RCE provided. Exception is clear.                                         08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Analysis                     insufficient.                                                                                                                               evidence of increased coverage or the cost to replace new as determined by                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              the insurer.                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): RCE                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-31): Received the same HOI that was in the file at the tiem of due diligence.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Dwelling coverage $[redacted] + $[redacted] ([redacted]% of coverage "A" dwelling covers) = $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 - $[redacted] (1st loan amount) - $[redacted] (HELOC) = -$[redacted] short dwelling coverage. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): HOI
[redacted] [redacted] [redacted] 342       28804595                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       B        B      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 342       28804596                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       B        B      B          B          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 342       28804692                         Compliance Compliance    State         State HPML     [redacted]  HPML Threshold Test Non-Compliant                         [redacted] : APR on subject loan of [redacted] % or Final Disclosure                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       B        B      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         APR of [redacted] % is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted] % + [redacted] %, or [redacted] %.  Non-Compliant                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 342       28804693                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] :  Borrower not provided with written disclosure of                                                                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       B        B      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    [redacted]  otherwise qualified for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 343       28822692                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                            The most recent inspection report dated [redacted] which was prior to the   The                                     SitusAMC                       Reviewer Comment (2023-07-28): Inspection after start date but prior to end date.  Client elects to                                       2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                disaster declaration end date of [redacted]. Required A post disaster       representative                                                         regrade.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                    inspection verifying there was no damage to the subject property is         FICO score                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                        required.                                                                   exceeds the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                          guideline
                                                                                                                                                                                                                                                                                                                                                          minimum by at
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          points.
[redacted] [redacted] [redacted] 343       28822700                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 344       28804866                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 345       28831083                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 346       28804368                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 347       28834399                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 348       28832681                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 349       28811227                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                The Credit Report was not located in the file.                                                                                                     Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                PA        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Credit report                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 349       28811245                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Credit Report is missing.                                                                                                                          Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 349       28811252                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 349       28841444                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Credit Report is missing.                                                                                                                          Reviewer Comment (2023-07-31): Credit report provided.                                                   07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 350       28834995                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 351       28811268                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 352       28802923                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 353       28828355                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 354       28800448                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 355       28804335                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 356       28822431                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 357       28805390                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                   Security Instrument is not on a FNMA/FHLMC form and does not contain                                                                                                                                                                                                                         2          B          B          B          B          B          B          B          B          B          B                NC        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                      Homestead Exemption Waiver Clause.                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 357       28805393                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 358       28832234                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 359       28804054                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 360       28832290                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 360       28832369                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]  APR on subject loan of [redacted] % or Final Disclosure                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         APR of [redacted] % is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted] + [redacted] %, or[redacted] %.  Non-Compliant [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 360       28832378                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] :  Borrower not provided with written disclosure of non-   Home Counseling list of county approved agencies to provide home buyer                                                                                                                                                                                                                       2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    higher priced loans otherwise qualified for.                          education was not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 361       28832854                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 361       28833293                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]:  Borrower not provided with written disclosure of non-    [redacted] HPML Disclosure is missing.                                                                                                                                                                                                                                                       2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    higher priced loans otherwise qualified for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 361       28833294                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]: APR on subject loan of [redacted]% or Final Disclosure                                                                                                                                                                                                                                                                                                 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         APR of [redacted]% is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]% + [redacted]%, or [redacted]%.  Non-Compliant [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 362       28800212                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 363       28804236                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 364       28833020                         Credit     Loan Package  Closing /     Missing        Missing Document: Rider - Other not provided                                                                                                GA Acknowledgment Of Borrower Rights missing in the file.                                                                                          Reviewer Comment (2023-07-31): Received rider in trailing docs, exception cleared.                       07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Mortgage with Rider                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 364       28833043                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 365       28811517                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 366       28830844                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 367       28800720                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 368       28822736                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 368       28822746                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                                                                                                                                                                        Reviewer Comment (2023-08-03): Award letter provided. Exception is clear.                                08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Award Letter uploaded benefit states for lifetime                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 368       28822768                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Missing awards letter / continuance for retirement income.                                                                                         Reviewer Comment (2023-08-03): Award letter provided. Exception is clear.                                08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Award Letter Uploaded                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 368       28822775                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match -[redacted]                              [redacted] ([redacted] ): Originator Loan Designation of [redacted]   [redacted]  due to missing income documentation.                                                                                                   Reviewer Comment (2023-08-03): Award letter provided. Exception is clear.                                08/03/2023                       1          B          A          C          A          B          A          C          A          B          A                OH        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of[redacted] Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Award Letter uploaded benefit states for lifetime                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 368       28822776                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General [redacted] :  There are guideline deficiencies related to     [redacted] due to missing income documentation.                                                                                                    Reviewer Comment (2023-08-03): Award letter provided. Exception is clear.                                08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         income and/or asset doc requirements which could result in a risk to                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        the borrower's ability to repay.  (Exception is eligible to be                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        regraded with compensating factors.)                                                                                                                                                                                     Seller Comment (2023-08-01): Award Letter uploaded benefit states for lifetime                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 368       28822795                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General [redacted] : Based on the loan failing one or more guideline  [redacted]  due to missing income documentation.                                                                                                   Reviewer Comment (2023-08-03): Award letter provided. Exception is clear.                                08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at [redacted]  risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Award Letter uploaded benefit states for lifetime                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 369       28829041                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 370       28810145                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 371       28831893                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 372       28811205                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 373       28800004                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 374       28800192                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 375       28822827                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 376       28807206                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 377       28831480                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 378       28807055                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 379       28804244                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 380       28834136                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 381       28800496                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 382       28810907                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 383       28834204                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 384       28810398                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 384       28810473                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted]([redacted]): Originator Loan Designation of [redacted]     Loan designation updated as [redacted] as per Loan Data 2.                                                                                         Reviewer Comment (2023-08-07): Exception cleared.  Client restated loan designation to [redacted]        08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                DE        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is [redacted] Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): should be waived with other waived condition
[redacted] [redacted] [redacted] 384       28884281                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - [redacted]                    Ability to Repay / [redacted] ([redacted]): The initial Loan          Client restated loan designation to [redacted]                                                                                                                                                                                                                                               2                     A                     B                     B                     B                     A                DE        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of [redacted]matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        of[redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 385       28804556                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                                          QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 386       28806322                         Credit     Missing       General       Missing        Incomplete Document: 1003 Final is incomplete                                                                                               Current employment listed on the 1003 doesn't match the employment                                                                                 Reviewer Comment (2023-08-02): LOX provided. Exception is clear.                                         08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                       Document                    Document                                                                                                                                                   documentation in file. Updated 1003 with correct employment information is                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              required.                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): LOX paystub uploaded                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 386       28833111                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted] Non Compliant                                 [redacted]: APR on subject loan of [redacted]% or Final Disclosure    [redacted]: APR on subject loan of [redacted]% or Final Disclosure APR of                                                                          Reviewer Comment (2023-08-02): Documentation provided. Exception is clear.                               08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         APR of [redacted]% is equal to or greater than the threshold of APOR  [redacted]% is equal to or greater than the threshold of APOR [redacted]% +                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]% + [redacted]%, or [redacted]%.  Non-Compliant [redacted]  [redacted]%, or [redacted]%. Non-Compliant [redacted]                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): [redacted] TJ uploaded CR                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 386       28833112                         Compliance Compliance    Federal       ATR/QM Defect  QM Required Credit Report Not Provided to Evidence Debts              [redacted] ([redacted]): The loan file does not contain a Credit      Credit report is missing for co-borrower                                                                                                           Reviewer Comment (2023-08-02): Documentation provided. Exception is clear.                               08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         report to evidence the consumers outstanding liabilities.                                                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 386       28833154                         Compliance Compliance    Federal       Federal HPML   TIL [redacted]Loan Safe Harbor Test                                   TILA HPML appraisal Rule ([redacted]): [redacted]r requirements not   Verification of employment is not provided for co-borrower current                                                                                 Reviewer Comment (2023-08-02): Documentation provided. Exception is clear.                               08/02/2023                       1          B          A          B          A          B          A          B          A          B          A                FL        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         satisfied.                                                            employment                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): voe uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): [redacted] TJ uploaded CR
[redacted] [redacted] [redacted] 386       28833157                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ([redacted]): Originator Loan Designation of               Verification of employment is not provided for co-borrower current                                                                                 Reviewer Comment (2023-08-02): Documentation provided. Exception is clear.                               08/02/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        A       D        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         [redacted]does not match Due Diligence Loan Designation of [redacted] employment                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 386       28833159                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 386       28833263                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule ([redacted]): Appraisal not obtained by      Clear Capital AVM with a[redacted] FSD and [redacted]% confidence score was                                                                        Reviewer Comment (2023-08-02): Documentation provided. Exception is clear.                               08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                           provided.                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): PCI Lox uploaded                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 386       28843516                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                Co-borrower credit report is missing.                                                                                                              Reviewer Comment (2023-08-02): Credit report provided. Exception is clear.                               08/02/2023                       1          D          A          D          A          D          A          D          A          D          A                FL        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Credit Report                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 387       28831864                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 387       28831909                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted]  ([redacted] ): Originator Loan Designation of [redacted]  Originator Loan Designation of [redacted]  does not match Due Diligence                                                                            Reviewer Comment (2023-08-07): Exception has been cleared.  Client restated loan designation to          08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted]           Loan Designation of Safe Harbor QM (APOR).[redacted]                                                                                               [redacted]                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Condition should be waived
[redacted] [redacted] [redacted] 387       28884208                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - [redacted]                    Ability to Repay / [redacted]  ([redacted] ): The initial Loan        Client restated loan designation to [redacted]                                                                                                                                                                                                                                               2                     A                     B                     B                     B                     A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of [redacted] matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 388       28800150                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 389       28816959                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 390       28804194                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 390       28804201                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]: APR on subject loan of  [redacted]% or Final Disclosure   [redacted]: APR on subject loan of  [redacted]% or Final Disclosure APR of                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         APR of  [redacted]% is equal to or greater than the threshold of APOR [redacted]% is equal to or greater than the threshold of APOR  [redacted]%                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]% +  [redacted]%, or  [redacted]%.  Non-Compliant           +  [redacted]%, or  [redacted]%.  Non-Compliant  [redacted]                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 390       28804202                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]:  Borrower not provided with written disclosure of non-    Borrower not provided with written disclosure of non- [redacted]                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    higher priced loans otherwise qualified for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 391       28805705                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 392       28832622                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 392       28832635                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                The Credit Report is missing from the file                                                                                                         Reviewer Comment (2023-07-31): After review of trailing documents exception cleared.                     07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                NJ        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Credit Report                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 392       28832827                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Credit History                     Ability to Repay ([redacted]): Unable to verify debt obligations      The Credit Report is missing from the file.                                                                                                        Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         using reasonably reliable third-party records.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): CR uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 392       28832828                         Compliance Compliance    Federal       ATR/QM         [redacted] ATR                                                        Ability-to-Repay ([redacted]): General Ability-to-Repay requirements  Missing credit report.                                                                                                                             Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         not satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 392       28832829                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     [redacted]([redacted]: Originator Loan Designation of [redacted] does Missing credit report and evidence of [redacted]year continuance for                                                                               Reviewer Comment (2023-08-15): Initial designation provided was correct. Exception is clear.             08/15/2023                       1          B          A          C          A          B          A          C          A          B          A                NJ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        A       D        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         not match Due Diligence Loan Designation of [redacted] Risk.          pension income, resulting in a loan designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): The partial document provided is not titled.  There is no way to                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 determine what the document is and does not satisfy the evidence of [redacted] years continuance of pension income exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Uploaded pension guide showing continuance.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Client restated loan designation to [redacted], but the[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 guidelines dated [redacted] were provided for the review.  These guidelines require evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] years continuance of state government pension income which is missing and resulted in a calculated Due Diligence Loan Designation of [redacted] risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception Detail: [redacted] ([redacted]): Originator Loan Designation of [redacted]does not match Due
                                                                                                                                                                                                                                                                                                                                                                                                                                 Diligence Loan Designation of [redacted] Fail.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-04): change designation to [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-04): Per guidelines provided, [redacted] year evidence of continuation is required for corporate and state government pension and not required for military or government pension.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Per the documents provided, the pension appears to be state pension which does require continuation documentation. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): CR uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): LOX income uploaded
[redacted] [redacted] [redacted] 392       28832830                         Compliance Compliance    Federal       ATR/QM Defect  QM Required Credit Report Not Provided to Evidence Debts              [redacted] ([redacted]): The loan file does not contain a Credit      Missing credit report.                                                                                                                             Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         report to evidence the consumers outstanding liabilities.                                                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Cr uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 392       28832831                         Compliance Compliance    Federal       ATR/QM Defect  QM Required Credit Report Not Provided to Evidence Debts              [redacted] ([redacted]: The loan file does not contain a Credit       Missing credit report.                                                                                                                             Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         report to evidence the consumers outstanding liabilities.                                                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): CR uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 392       28832842                         Credit     Credit        Credit        Guideline      Guideline Requirement: Representative FICO score discrepancy.                                                                               The Credit Report is missing from the file.                                                                                                        Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Calculation /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Analysis                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): CR uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 392       28849011                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay ([redacted]: There are guideline deficiencies        Missing credit report and evidence of[redacted] year continuance for                                                                               Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         related to income and/or asset doc requirements which could result in pension income.                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        a risk to the borrower's ability to repay.  (Exception is eligible to                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        be regraded with compensating factors.)                                                                                                                                                                                  Seller Comment (2023-08-01): LOX income uploaded                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 392       28849016                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Missing credit report.                                                                                                                             Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): CR uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 392       28849017                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Missing evidence of[redacted] year continuance for pension income.                                                                                 Reviewer Comment (2023-08-15): Documentation provided. Exception is clear.                               08/15/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-10): Additional documentation to support uploaded.                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): Exception cleared in error. Partial document insufficient to verify proof of continuance. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): Proof of continuance provided. Exception is clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Uploaded pension guide showing continuance.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-04): Per guidelines provided, [redacted]year evidence of continuation is required for corporate and state government pension and not required for military or government pension.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Per the documents provided, the pension appears to be state pension which does require continuation documentation. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): LOX income uploaded
[redacted] [redacted] [redacted] 392       28849032                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay ([redacted]): Based on the loan failing one or more  Missing credit report and evidence of [redacted] year continuance for                                                                              Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         guideline components, the loan is at ATR risk.                        pension income.                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): CR uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 392       28878035                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General [redacted]:  There are guideline deficiencies related to      Per guidelines provided, [redacted] year evidence of continuation is                                                                               Reviewer Comment (2023-08-08): The partial document provided is not titled.  There is no way to          08/08/2023                       1                     A                     A                     A                     A                     A                NJ        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         income and/or asset doc requirements which could result in a risk to  required for corporate and state government pension and not required for                                                                           determine what the document is and does not satisfy the evidence of [redacted]e years continuance of                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        the borrower's ability to repay.  (Exception is eligible to be        military or government pension. Per the documents provided, the pension                                                                            pension income exception.                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        regraded with compensating factors.)                                  appears to be state pension which does require continuation documentation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                              Exception remains open.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): Proof of continuance provided. Exception is clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Uploaded pension guide showing continuance.
[redacted] [redacted] [redacted] 392       28883939                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General [redacted]: Based on the loan failing one or more guideline   Evidence of three years continuance of the state government pension income                                                                         Reviewer Comment (2023-08-15): Documentation provided. Exception is clear.                               08/15/2023                       1                     A                     A                     A                     A                     A                NJ        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   is required by the guidelines and is missing.                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): Exception cleared in error. Partial document insufficient to verify proof                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 of continuance. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): The partial document provided is not titled.  There is no way to determine what the document is and does not satisfy the evidence of [redacted] years continuance of pension income exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): Proof of continuance provided. Exception is clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Uploaded pension guide showing continuance.
[redacted] [redacted] [redacted] 393       28806995                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 394       28817231                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 394       28817267                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]:  Borrower not provided with written disclosure of non-    Missing required evidence borrowers were provided [redacted] they were                                                                                                                                                                                                                       2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    higher priced loans otherwise qualified for.                          qualified to receive.                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt          priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 394       28817268                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted]: APR on subject loan of [redacted]% or Final Disclosure    Non-compliant [redacted] due to missing MD HPML disclosure.                                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         APR of [redacted]% is equal to or greater than the threshold of                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        APOR[redacted]% + [redacted]%, or [redacted]%.  Non-Compliant                                                                                                                                                                                                                                                                                                                                                                                                                                                          Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                        [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 395       28834439                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 396       28800817                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 397       28843869                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 398       28831733                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 399       28809705                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 400       28810689                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 401       28800689                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 402       28832177                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 403       28831878                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 404       28817218                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 405       28800013                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 406       28850979                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 407       28802319                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 408       28804386                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 409       28832989                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 410       28826290                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 410       28826320                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted]e ( [redacted]): Originator Loan Designation of  [redacted] Originator Loan Designation of [redacted] does not match Due Diligence Loan                                                                        Reviewer Comment (2023-08-07): Exception has been cleared.  Client restated loan designation to          08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                MI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of  [redacted]          Designation of [redacted] due to the APR issue.                                                                                                    [redacted]                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is [redacted]Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): should be waived
[redacted] [redacted] [redacted] 410       28884352                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match -  [redacted] / ATR             Ability to Repay /  [redacted] ( [redacted]): The initial Loan        Client restated loan designation to [redacted]                                                                                                                                                                                                                                               2                     A                     B                     B                     B                     A                MI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of  [redacted] matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 411       28807539                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 412       28804721                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 413       28800481                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 414       28807521                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                RI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 415       28831631                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 415       28831923                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Subject loan transaction disbursed on  [redacted]  , prior to [redacted]                                                                           Reviewer Comment (2023-08-02): After further review, exception sic clear.                                08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted]   prior to  [redacted]   business days from transaction    business days from transaction date of  [redacted]                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             date of  [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-07-31): loan signed [redacted] and disbursed on [redacted], finding is invalid                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on                                                                                                                                                                                                                                                                                                   Seller Comment (2023-07-31): loan signed [redacted]  and disbursed on  [redacted] , finding is invalid the wrong form
[redacted] [redacted] [redacted] 415       28831936                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel                                                                                                                                                       Reviewer Comment (2023-08-02): After further review, exception sic clear.                                08/02/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-07-31): please see previous condition comments                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 415       28865863                         Compliance Compliance    Federal       TILA Right-to- Right of Rescission Timing - Note Date used as Transaction Date       Unable to conclusively determine date of consummation. Note date used GA Security Instrument does not typically contain notary date.                                                                                                                                                                                                                               2                     B                     B                     B                     B                     B                GA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel                                                                               as transaction date for purposes of determining compliance with                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                   Missing,                                                                             rescission timing requirements                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 416       28822389                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 417       28804912                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 418       28821743                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 418       28821762                         Compliance Compliance    Federal       Federal HPML   Federal HPML[redacted] Compliant                                      [redacted]: APR on subject loan of [redacted]% or Final Disclosure                                                                                                                                                       Reviewer Comment (2023-08-09): Last rate set date was provided. Exception is now clear.                  08/09/2023                       1          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         APR of [redacted]% is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        [redacted]% + [redacted]%, or [redacted]%.  Compliant [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 418       28821763                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match -[redacted]                              [redacted] ([redacted]): Originator Loan Designation of [redacted]    Originator Loan Designation of [redacted]does not match Due Diligence Loan                                                                         Reviewer Comment (2023-08-09): Last rate set date was provided. Exception is now clear.                  08/09/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted]           Designation of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): Uploaded LOX - This is a [redacted] designation.                                                                                                                                                                                                                                                                                                                                                                                               (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): What is needed to cure this condition?

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): The provided loan designation was already [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is [redacted] Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Should be waived with other waived condition
[redacted] [redacted] [redacted] 419       28805470                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 420       28804372                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 420       28846845                         Credit     Loan Package  Application / Missing        Missing Document: Approval not provided                                                                                                     Approval in the file is for different borrowers/subject property.                                                                                  Reviewer Comment (2023-07-31): Received loan approval in trailing docs, exception cleared.               07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                WI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Underwriting worksheet                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 420       28846952                         Compliance Compliance    Federal       Federal HPML   TIL[redacted] Safe Harbor Test                                        TILA HPML appraisal Rule ([redacted]): [redacted]r requirements not   [redacted]due to missing approval.                                                                                                                 Reviewer Comment (2023-07-31): Received loan approval in trailing docs, exception cleared.               07/31/2023                       1          B          A          B          A          B          A          B          A          B          A                WI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 420       28846953                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ([redacted]): Originator Loan Designation of               [redacted] due to missing approval.                                                                                                                Reviewer Comment (2023-07-31): Received loan approval in trailing docs, exception cleared.               07/31/2023                       1          B          A          C          A          B          A          C          A          B          A                WI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         [redacted]does not match Due Diligence Loan Designation of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 420       28846954                         Compliance Compliance    Federal       ATR/QM Defect  General [redacted] Provision Loan Approval                            General [redacted]: Missing loan approval; General QM testing is      Approval in the file is for different borrowers / subject property.                                                                                Reviewer Comment (2023-07-31): Received loan approval in trailing docs, exception cleared.               07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                WI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         incomplete.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 420       28847967                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted] Non Compliant                                 [redacted]: APR on subject loan of [redacted]% or Final Disclosure                                                                                                                                                       Reviewer Comment (2023-07-31): Received loan approval in trailing docs, exception cleared.               07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                WI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         APR of [redacted]% is equal to or greater than the threshold of                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        APOR[redacted]% + [redacted]%, or [redacted]%.  Non-Compliant                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 420       28847968                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule ([redacted]): Appraisal not obtained by                                                                                                                                                         Reviewer Comment (2023-07-31): Received loan approval in trailing docs, exception cleared.               07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                WI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 421       28807713                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 422       28804302                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 423       28800622                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 424       28832271                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 424       28832372                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted]([redacted]): Originator Loan Designation of [redacted]     Points and Fees on subject loan of [redacted]% is in excess of the                                                                                 Reviewer Comment (2023-08-08): PCCD, Letter and Mailing Label was provided.                              08/08/2023                       1          B          A          C          A          B          A          C          A          B          A                GA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of[redacted] Fail.      allowable maximum of [redacted]% of the Federal Total Loan Amount. Points                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              and Fees total $[redacted] on a Federal Total Loan Amount of $[redacted]                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              vs. an allowable total of $[redacted] (an overage of $[redacted] or                                                                                Seller Comment (2023-08-01): PCCD uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                              .[redacted]%).
[redacted] [redacted] [redacted] 424       28832373                         Compliance Compliance    Federal       ATR/QM Defect  QM Points and Fees [redacted]                                         [redacted] ([redacted]): Points and Fees on subject loan of           Points and Fees on subject loan of [redacted]% is in xcess of the allowable                                                                        Reviewer Comment (2023-08-08): PCCD, Letter and Mailing Label was provided.                              08/08/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [redacted]% is in excess of the allowable maximum of  [redacted]% of  maximum of [redacted]% of the Federal Total Loan Amount. Points and Fees                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        the Federal Total Loan Amount. Points and Fees total $[redacted] on a total $[redacted] on a Federal Total Loan Amount of $[redacted] vs. an                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Federal Total Loan Amount of $[redacted] vs. an allowable total of    allowable total of $[redacted] (an overage of $[redacted] or .[redacted]%).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                        $[redacted] (an overage of $[redacted] or [redacted]%).
[redacted] [redacted] [redacted] 425       28833311                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 426       28804311                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 426       28804321                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          The closing and note date are [redacted]The expiration date on the form is                                                                         Reviewer Comment (2023-07-31): Upon review, CD receipt date was updated and issue is resolved.           07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted], prior to [redacted]business days from transaction date    [redacted]The disbursement date on the final [redacted]is [redacted]. The                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             of[redacted]                                                          expected disbursement date is [redacted]                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-07-31): [redacted] was Juneteenth, a federal holiday exceptions are invalid                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 426       28804322                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    The closing and note date are [redacted]. The expiration date on the form                                                                          Reviewer Comment (2023-07-31): Upon review, CD receipt date was updated and issue is resolved.           07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                     is [redacted] The disbursement date on the final [redacted] is[redacted].                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                                                                                                   The expected disbursement date is .[redacted]                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 427       28805965                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 428       28807627                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 428       28807766                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ([redacted]): Originator Loan Designation of [redacted]    Originator Loan Designation of [redacted] does not match Due Diligence Loan                                                                        Reviewer Comment (2023-08-08): Exception has been cleared.  Loan is Compliant [redacted] as submitted.   08/08/2023                       1          B          A          C          A          B          A          C          A          B          A                NE        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted].          Designation of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): RTC's were signed on [redacted] and we didn't disburse until [redacted].                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 There were enough days between disbursement and RTC's being signed.
[redacted] [redacted] [redacted] 428       28807776                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel                                                                                                                                                       Reviewer Comment (2023-08-15): E-mail correspondence with borrower provided in addition to signed RTC.              08/15/2023            2          C          B          C          B          C          B          C          B          C          B                NE        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Reviewer Comment (2023-08-15): Additional signed ROR forms provided but without accompanying letter of                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    explanation or proof of delivery.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Seller Comment (2023-08-15): Signed RTC's uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): The expiration date reflected on the Notice of RTC is [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): RTC's were signed on [redacted]and we didn't disburse until [redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 There were enough days between disbursement and RTC's being signed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-02): RCE provided however this exception is in regards to the ROR dates.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Additional information was not received for this. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): RCE
[redacted] [redacted] [redacted] 429       28833533                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 430       28835018                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 431       28834463                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                NE        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 431       28834464                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 432       28804206                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 433       28812942                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 434       28831009                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 435       28834553                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 436       28850899                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 437       28831543                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 438       28832735                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 439       28823797                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 440       28804394                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 441       28835345                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 441       28848925                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted] Non Compliant                                 [redacted]: APR on subject loan of [redacted]% or Final Disclosure    [redacted]: APR on subject loan of [redacted]% or Final Disclosure APR of                                                                          Reviewer Comment (2023-08-14): Continuance has been verified. Exception is clear.                        08/14/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         APR of [redacted]% is equal to or greater than the threshold of APOR  [redacted]% is equal to or greater than the threshold of APOR [redacted] +                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted] + [redacted]%, or [redacted]%.  Non-Compliant [redacted]   [redacted]%, or [redacted]%. Non-Compliant [redacted]                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-10): Uploaded LOX on birth cert                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): The loan is [redacted].  The loan designation provided is [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Uploaded copy of [redacted] birth certificate showing they are well over
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. The borrower receives SSI for disabled son.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-04): Previously provided Award Letter was uploaded however we are missing the proof of continuance for a minimum of [redacted] year as required per the guidelines. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): SSI Award Letter uploaded
[redacted] [redacted] [redacted] 441       28848926                         Compliance Compliance    Federal       Federal HPML   TIL [redacted] Safe Harbor Test                                       TILA HPML appraisal Rule ([redacted]): Safe Harbor requirements not   This is due to the loan missing income documents                                                                                                   Reviewer Comment (2023-08-14): Continuance has been verified. Exception is clear.                        08/14/2023                       1          B          A          B          A          B          A          B          A          B          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 441       28848927                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule ([redacted]): Appraisal not obtained by      This is due to missing income documents.                                                                                                           Reviewer Comment (2023-08-14): Continuance has been verified. Exception is clear.                        08/14/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-10): Uploaded LOX                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-04): Previously provided Award Letter was uploaded however we are missing the proof of continuance for a minimum of [redacted] year as required per the guidelines. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): SSI Award Letter uploaded
[redacted] [redacted] [redacted] 441       28848928                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ([redacted]): Originator Loan Designation of [redacted]    This is due to the loan missing income documents                                                                                                   Reviewer Comment (2023-08-14): Continuance has been verified. Exception is clear.                        08/14/2023                       1          B          A          C          A          B          A          C          A          B          A                IA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted] Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-10): LOX  uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): Documented evidence of at least [redacted] years continuance is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                 A birth certificate does not satisfy this requirement.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Uploaded copy of [redacted] birth certificate showing they are well over
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. The borrower receives SSI for disabled son.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-04): Previously provided Award Letter was uploaded however we are missing the proof of continuance for a minimum of [redacted] year as required per the guidelines. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): SSI Award Letter uploaded
[redacted] [redacted] [redacted] 441       28848929                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - [redacted] Impact                 General [redacted]:  There are guideline deficiencies related to      This is due to the loan missing income documents                                                                                                   Reviewer Comment (2023-08-09): Exception cleared.                                                        08/09/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         income and/or asset doc requirements which could result in a risk to                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        the borrower's ability to repay.  (Exception is eligible to be                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        regraded with compensating factors.)                                                                                                                                                                                     Seller Comment (2023-08-08): Uploaded LOX                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): Documented evidence of at least [redacted] years continuance is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                 A birth certificate does not satisfy this requirement.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Uploaded copy of [redacted] birth certificate showing they are well over
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. The borrower receives SSI for disabled son.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-04): Previously provided Award Letter was uploaded however we are missing the proof of continuance for a minimum of [redacted] year as required per the guidelines. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): SSI Award Letter uploaded
[redacted] [redacted] [redacted] 441       28848934                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Per guidelines, Proof of [redacted]years continuance is required when the                                                                          Reviewer Comment (2023-08-14): Continuance has been verified. Exception is clear.                        08/14/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 Borrower is drawing Social Security benefits from another                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              person's account/work record or from the borrower's own work record, but                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              for the benefit of another Missing [redacted]-years continuance for the                                                                            Seller Comment (2023-08-10): Uploaded LOX                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
                                                                                                                                                                                                                                                                              supplemental SSI the borrower is receiving on behalf of [redacted], per SSI letter.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): Documented evidence of at least [redacted] years continuance is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                 A birth certificate does not satisfy this requirement.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Uploaded copy of [redacted] birth certificate showing they are well over
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. The borrower receives SSI for disabled son.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-04): Previously provided Award Letter was uploaded however we are missing the proof of continuance for a minimum of [redacted]year as required per the guidelines. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): SSI Award Letter uploaded
[redacted] [redacted] [redacted] 441       28848938                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Per guidelines, Proof of [redacted] years continuance is required when the                                                                         Reviewer Comment (2023-08-14): Continuance has been verified. Exception is clear.                        08/14/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 Borrower is drawing Social Security benefits from another                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              person's account/work record or from the borrower's own work record, but                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              for the benefit of another Missing [redacted]-years continuance for the                                                                            Seller Comment (2023-08-10): Uploaded LOX                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
                                                                                                                                                                                                                                                                              supplemental SSI the borrower is receiving on behalf of [redacted], per SSI letter.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): Documented evidence of at least [redacted] years continuance is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                 A birth certificate does not satisfy this requirement.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Uploaded copy of [redacted] birth certificate showing they are well over
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. The borrower receives SSI for disabled son.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-04): Previously provided Award Letter was uploaded however we are missing the proof of continuance for a minimum of [redacted] year as required per the guidelines. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): SSI Award Letter uploaded
[redacted] [redacted] [redacted] 441       28848948                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM:[redacted] Based on the loan failing one or more guideline This is due to missing income documents.                                                                                                           Reviewer Comment (2023-08-09): Exception cleared.                                                        08/09/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at [redacted]risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): Documented evidence of at least [redacted] years continuance is required.                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 A birth certificate does not satisfy this requirement.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Uploaded copy of [redacted] birth certificate showing they are well over
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. The borrower receives SSI for disabled son.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-04): Previously provided Award Letter was uploaded however we are missing the proof of continuance for a minimum of [redacted] year as required per the guidelines. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): SSI Award Letter uploaded
[redacted] [redacted] [redacted] 442       28833086                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 442       28833172                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Missing  VVOE within  [redacted] business days prior to Note date.                                                                                 Reviewer Comment (2023-07-31): After review of trailing documents exception cleared.                     07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 442       28833343                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                     Verification of employment is not within  [redacted] business days of the                                                                          Reviewer Comment (2023-07-31): After review of trailing documents exception cleared.                     07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                Note.                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 442       28847757                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted] Non Compliant                                 [redacted]: APR on subject loan of  [redacted]% or Final Disclosure   APR on subject loan of  [redacted]% or Final Disclosure APR of  [redacted]%                                                                        Reviewer Comment (2023-08-03): VVOE provided. Exception is clear.                                        08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         APR of  [redacted]% is equal to or greater than the threshold of APOR is equal to or greater than the threshold of APOR [redacted]% +                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]% +  [redacted]%, or  [redacted]%.  Non-Compliant           [redacted]%, or  [redacted]%. Non-Compliant  [redacted]                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]                                                                                                                                                                                                               Seller Comment (2023-08-01): VVOE uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 442       28847758                         Compliance Compliance    Federal       Federal HPML   TIL [redacted]Safe Harbor Test                                        TILA HPML appraisal Rule ( [redacted]):  [redacted]r requirements not [redacted] requirements not satisfied due to missing income documents.                                                                             Reviewer Comment (2023-08-03): VVOE provided. Exception is clear.                                        08/03/2023                       1          B          A          B          A          B          A          B          A          B          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 442       28847759                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule ( [redacted]): Appraisal not obtained by     This is due to missing income documents.                                                                                                           Reviewer Comment (2023-08-03): VVOE provided. Exception is clear.                                        08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Appraisal uploaded                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 442       28847760                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ( [redacted]): Originator Loan Designation of  [redacted]  Loan designation mismatch due missing income documentation.                                                                                        Reviewer Comment (2023-08-03): VVOE provided. Exception is clear.                                        08/03/2023                       1          B          A          C          A          B          A          C          A          B          A                NJ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted]) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): VVOE uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 442       28847761                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency -  [redacted] Impact                General  [redacted]:  There are guideline deficiencies related to     Verification of employment is not within  [redacted]business days prior to                                                                         Reviewer Comment (2023-08-03): VVOE provided. Exception is clear.                                        08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         income and/or asset doc requirements which could result in a risk to  Note date.                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        the borrower's ability to repay.  (Exception is eligible to be                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        regraded with compensating factors.)                                                                                                                                                                                     Seller Comment (2023-08-01): VVOE uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 442       28847814                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General  [redacted]: Based on the loan failing one or more guideline  Loan is waterfalling to ATR/QM standard documentation requirement due to                                                                           Reviewer Comment (2023-08-03): VVOE provided. Exception is clear.                                        08/03/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at  [redacted] risk.                          insufficient income documentation.                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): VVOE uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 442       28847825                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Missing verification of employment within  [redacted]days prior to Note                                                                            Reviewer Comment (2023-07-31): After review of trailing documents exception cleared.                     07/31/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 date.                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 443       28828745                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 444       28810205                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 445       28822432                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 446       28810507                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 447       28829785                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 447       28829807                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match [redacted]                               [redacted]  ([redacted] ): Originator Loan Designation of [redacted]  Originator Loan Designation of [redacted]  does not match Due Diligence                                                                            Reviewer Comment (2023-08-07): Exception has been cleared.  Client restated loan designation to          08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                IL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted]           Loan Designation of [redacted]  due to rate is [redacted] % and the                                                                                [redacted]                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                              threshold is [redacted] % a calculated difference of -[redacted] %.                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Change designation to[redacted]
[redacted] [redacted] [redacted] 447       28884315                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - [redacted]  / ATR             Ability to Repay / [redacted]  ([redacted] ): The initial Loan        Client restated loan designation to [redacted] (APOR).                                                                                                                                                                                                                                       2                     A                     B                     B                     B                     A                IL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of [redacted]  matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 448       28801120                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 449       28799815                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 450       28822657                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 451       28800709                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 451       28800793                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted]([redacted]): Originator Loan Designation of [redacted]     Originator Loan Designation of [redacted] does not match Due Diligence Loan                                                                        Reviewer Comment (2023-08-07): Client restated the loan designation to [redacted]                        08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                OR        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted]           Designation of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-03): Change designation [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-03): The designation provided with this loan is [redacted]. Lender to restate the designation if incorrect. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Should have been cleared with other condition
[redacted] [redacted] [redacted] 451       28884179                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / [redacted] ([redacted]): The initial Loan          Client restated the loan designation to [redacted]                                                                                                                                                                                                                                           2                     A                     B                     B                     B                     A                OR        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of[redacted] matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 452       28822111                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 453       28831388                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 453       28844630                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                NC        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 454       28830727                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 454       28830790                         Compliance Compliance    State         Misc. State    [redacted] CMPA Home Loan Toolkit Status                              [redacted]Consumer Mortgage Protection Act:  Home Loan Toolkit not                                                                                                                                                                                                                                                                                                 2          B          B          B          B          B          B          B          B          B          B                MI        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 455       28816741                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 456       28828791                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 457       28834939                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                NC        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 457       28834945                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 458       28829827                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 459       28800493                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 460       28820983                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 461       28800898                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 462       28799846                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 463       28804648                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 463       28810875                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                   Security Instrument does not contain [redacted] exemption waiver.                                                                                                                                                                                                                            2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 464       28835230                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                NC        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 464       28835231                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 465       28800781                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 466       28831773                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 466       28831777                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Per guides, self-employed borrowers must demonstrate two years of self-                                                                            Reviewer Comment (2023-08-04): Income docs provided. Exception is clear.                                 08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 employment by providing  [redacted] years of personal and business tax                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              returns and transcripts.  File is missing  [redacted] personal tax                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              transcripts,  [redacted]schedule K1s and 1120S,  as well as  [redacted]                                                                            Seller Comment (2023-08-01): Uploaded LOX, transcript's and [redacted] k1, business returns                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                              business tax transcripts.
[redacted] [redacted] [redacted] 466       28831868                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted] Compliant                                     [redacted]: APR on subject loan of  [redacted]% or Final Disclosure   APR on subject loan of  [redacted]% or Final Disclosure APR of  [redacted]%                                                                        Reviewer Comment (2023-08-04): Last rate lock date updated. Exception is clear.                          08/04/2023                       1          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         APR of  [redacted]% is equal to or greater than the threshold of APOR is equal to or greater than the threshold of APOR  [redacted]% +                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        [redacted]% +  [redacted]%, or [redacted]%.  Compliant  [redacted]    [redacted]%, or  [redacted]%. Compliant  [redacted]                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 466       28831869                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match -  [redacted]                            [redacted] ( [redacted]): Originator Loan Designation of  [redacted]  Originator Loan Designation of  [redacted] does not match Due Diligence                                                                            Reviewer Comment (2023-08-04): Last rate lock date updated. Exception is clear.                          08/04/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of ATR Fail.            Loan Designation of  [redacted] Fail.  Loan is missing income documentation                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              causing the loan to waterfall.                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Uploaded LOX, transcript's and [redacted] k1, business returns                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 466       28831871                         Compliance Compliance    State         State HPML     (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML [redacted]: APR on subject loan of  [redacted]: APR on subject loan   APR on subject loan of  [redacted]: APR on subject loan of [redacted]% or                                                                          Reviewer Comment (2023-08-04): Last rate lock date updated. Exception is clear.                          08/04/2023                       1          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -   Based on the loan being a compliant California HPML, with no violations of C        A       C        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                   Threshold)                                                            of  [redacted]% or Final Disclosure APR of  [redacted]% is equal to   Final Disclosure APR of  [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                             Cash-out -    prohibited practices, borrower choice letter is not required for cure                                                                               QM (APOR)   Harbor
                                                                                                                                                                                                        or greater than the threshold of APOR  [redacted]% +  [redacted]%, or threshold of APOR  [redacted]% +  [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                   Other         given there are no further actions to be taken to make the loan compliant.                                                                                      QM
                                                                                                                                                                                                        [redacted]%.  Compliant  [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Loan may be cured so the loan is no longer an HPML as follows:                                                                                                  (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Within 90 days of closing: (1) notify borrower; (2) copy of refund check for overage so the loan is no longer HPML; and (3) proof of delivery.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Narrow Defense - CHD Approval Required):  Within 120 days of discovery or receipt of complaint, which compliance failure was not intentional and resulted from a bona fide error notwithstanding the maintanence of procedures reasonably adapted to avoid such errors, the creditor provides:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (1) Lender Attestation to AMC attesting (i) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how higher-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             priced loan was made despite procredures to prevent); and (ii) the lender has not received any notice from borrower of the failure; (2) notification to borrower; (3) copy of refund check for overage so the loan is no longer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             HPML; and (4) proof of delivery.
[redacted] [redacted] [redacted] 466       28848368                         Compliance Compliance    Federal       ATR/QM Defect  [redacted] Threshold Fail                                             [redacted]: QM APR on subject loan of  [redacted]% is equal to or     Loan file is missing income documentation causing the loan to waterfall to                                                                         Reviewer Comment (2023-08-04): Last rate lock date updated. Exception is clear.                          08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         greater than the threshold of   [redacted]%.                          QM/ATR requirements.                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Uploaded LOX, transcript's and [redacted] k1, business returns                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 466       28848373                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Income and Assets - S-Corp         Ability to Repay ( [redacted]): Unable to verify S-Corp income using  Per guides, self-employed borrowers must demonstrate two years of self-                                                                            Reviewer Comment (2023-08-04): Income documents provided. Exception is clear.                            08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         reasonably reliable third-party records.                              employment by providing  [redacted] years of personal and business tax                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              returns and transcripts.  File is missing  [redacted] personal tax                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              transcripts,  [redacted] schedule K1s and 1120S,  as well as  [redacted]                                                                           Seller Comment (2023-08-01): Uploaded LOX, transcript's and [redacted] k1, business returns                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                              business tax transcripts.  Due to missing income documentation the loan is waterfalling to QM/ATR requirements.
[redacted] [redacted] [redacted] 466       28848374                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay ( [redacted]): General Ability-to-Repay requirements Per guides, self-employed borrowers must demonstrate two years of self-                                                                            Reviewer Comment (2023-08-04): Income documents provided. Exception is clear.                            08/04/2023                       1          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         not satisfied.                                                        employment by providing  [redacted] years of personal and business tax                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              returns and transcripts.  File is missing  [redacted] personal tax                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              transcripts,  [redacted] schedule K1s and 1120S,  as well as [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                              business tax transcripts.  Due to missing income documentation the loan is waterfalling to QM/ATR requirements.
[redacted] [redacted] [redacted] 466       28849095                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay ( [redacted]): There are guideline deficiencies      Loan was designated  [redacted], however file is missing income                                                                                    Reviewer Comment (2023-08-04): Income documents provided. Exception is clear.                            08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         related to income and/or asset doc requirements which could result in documentation causing the loan to waterfall to QM/ATR requirements.                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        a risk to the borrower's ability to repay.  (Exception is eligible to                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                                                                                        be regraded with compensating factors.)                                                                                                                                                                                  Seller Comment (2023-08-01): Uploaded LOX, transcript's and [redacted] k1, business returns                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 466       28849124                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Per guides, self-employed borrowers must demonstrate two years of self-                                                                            Reviewer Comment (2023-08-04): Income documents provided. Exception is clear.                            08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 employment by providing  [redacted] years of personal and business tax                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              returns and transcripts.  File is missing  [redacted] personal tax                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              transcripts,  [redacted] schedule K1s and 1120S,  as well as  [redacted]                                                                           Seller Comment (2023-08-01): transcripts 2                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                              business tax transcripts.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Transcripts

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): LOX business transcripts

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): [redacted] k1s
[redacted] [redacted] [redacted] 466       28849147                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay ( [redacted]): Based on the loan failing one or more Per guides, self-employed borrowers must demonstrate two years of self-                                                                            Reviewer Comment (2023-08-04): Income documents provided. Exception is clear.                            08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         guideline components, the loan is at ATR risk.                        employment by providing two years of personal and business tax returns and                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              transcripts.  File is missing 2021 personal tax transcripts,  [redacted]                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              schedule K1s and 1120S,  as well as  [redacted] business tax transcripts.                                                                          Seller Comment (2023-08-01): Uploaded LOX, transcript's and [redacted] k1, business returns                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                              Due to missing income documentation the loan is waterfalling to QM/ATR requirements.
[redacted] [redacted] [redacted] 467       28833072                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 468       28811074                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                                                                                                        The qualifying                          SitusAMC                       Reviewer Comment (2023-07-28): Inspection after start date but prior to end date.  Client elects to                                       2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                                                                                            DTI on the loan                                                        regrade.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                is at least                                                                                                                                                                                                                                                                                                                                                          Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    [redacted]%                                                                                                                                                                                                                                                                                                                                                          Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                                                                                                          less than the
                                                                                                                                                                                                                                                                                                                                                          guideline
                                                                                                                                                                                                                                                                                                                                                          maximum.
[redacted] [redacted] [redacted] 468       28811076                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 469       28806307                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 469       28806591                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                                                                                                                                                                   Reviewer Comment (2023-07-31): After review of trailing documents exception cleared.                     07/31/2023                       1          D          A          D          A          D          A          D          A          D          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-31): Credit report                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 469       28806663                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Credit History                     Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations File is missing a copy of the Credit Report.                                                                                                       Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         using reasonably reliable third-party records.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 469       28806664                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          File is missing a copy of the Credit Report.                                                                                                       Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 469       28806665                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan designation of QM (APOR) Fail because of missing Credit Report.                                                                               Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        A       D        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 469       28806666                         Compliance Compliance    Federal       ATR/QM Defect  QM Required Credit Report Not Provided to Evidence Debts              Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain  File is missing a copy of the Credit Report.                                                                                                       Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         a Credit report to evidence the consumers outstanding liabilities.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 469       28810962                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - ATR Impact                                     Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies File is missing a copy of the Credit Report required for the review.                                                                               Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         which could result in a risk to the borrower's ability to repay.                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        (Exception is eligible to be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 469       28811211                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         File is missing a copy of the Borrowers Credit Report.                                                                                             Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 469       28811222                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay ([redacted]): Based on the loan failing one or more  File is missing a copy of the Borrowers Credit Report,                                                                                             Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Credit report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 470       28829383                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 471       28831939                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 472       28831919                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 473       28816947                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 473       28828413                         Credit     Credit        Credit        Guideline      Guideline Requirement: Representative FICO score discrepancy.                                                                               Missing Credit Report                                                                                                                              Reviewer Comment (2023-08-07): Exception has been cleared.  A credit report was provided.                08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Calculation /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Analysis                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Credit Report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 473       28828416                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Credit History                     Ability to Repay ([redacted]): Unable to verify debt obligations      The Credit Report is missing from the file, causing the loan to waterfall                                                                          Reviewer Comment (2023-08-07): Exception has been cleared.  Credit report provided.                      08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         using reasonably reliable third-party records.                        through the [redacted] Testing, resulting in a Loan Designation                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Credit Report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 473       28828417                         Compliance Compliance    Federal       ATR/QM         [redacted] ATR                                                        Ability-to-Repay ([redacted]): General Ability-to-Repay requirements  The Credit Report is missing from the file, causing the loan to waterfall                                                                          Reviewer Comment (2023-08-07): Exception has been cleared.  Credit report provided.                      08/07/2023                       1          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         not satisfied.                                                        through the [redacted] Testing, resulting in a Loan Designation                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 473       28828418                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ([redacted]): Originator Loan Designation of [redacted]    The Credit Report is missing from the file, causing the loan to waterfall                                                                          Reviewer Comment (2023-08-07): Exception has been cleared.  Credit report provided.                      08/07/2023                       1          B          A          C          A          B          A          C          A          B          A                UT        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        A       D        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted] Fail.     through the [redacted] Testing, resulting in a Loan Designation                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Credit Report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 473       28828419                         Compliance Compliance    Federal       ATR/QM Defect  [redacted] Required Credit Report Not Provided to Evidence Debts      [redacted] ([redacted]): The loan file does not contain a Credit      The Credit Report is missing from the file, causing the loan to waterfall                                                                          Reviewer Comment (2023-08-07): Exception has been cleared.  Credit report provided.                      08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         report to evidence the consumers outstanding liabilities.             through the [redacted] Testing, resulting in a Loan Designation                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Credit Report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 473       28828435                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                                                                                                                                                                   Reviewer Comment (2023-08-07): Exception has been cleared.  Credit report was provided.                  08/07/2023                       1          D          A          D          A          D          A          D          A          D          A                UT        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Credit report                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 473       28828436                         Credit     Credit        Credit        Guideline      The Verification of Rent (VOR) / Verification of Mortgage (VOM) is                                                                          Missing PNC 1st lien VOM max[redacted] x [redacted] x [redacted]months.                                                                            Reviewer Comment (2023-08-07): Mortgages are reflected on the credit report.                             08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Documentation                required and was not found in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Credit Report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 473       28841595                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         MIssing credit report.                                                                                                                             Reviewer Comment (2023-08-07): Exception cleared.  A credit report was provided.                         08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): Credit Report uploaded                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 474       28828026                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 475       28807717                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 476       28800760                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 477       28833337                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 478       28831345                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 479       28800396                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 480       28800628                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 481       28800382                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 482       28803546                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 482       28834448                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted]form and does not contain   ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                ME        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 483       28799951                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 484       28832258                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                   Security Instrument does not contain [redacted]exemption waiver.                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 484       28832263                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 485       28823826                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                                          QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 486       28800619                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 487       28822540                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 488       28805200                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 488       28805214                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 488       28805384                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  Only AVM in file no appraisal provided.                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          C        B       C        B      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 488       28805385                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable [redacted] title Final Title Policy not in file. Unable to determine the endorsements                                                                                                                                                                                                                         2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       C        B      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for [redacted] loan.  The loan    obtained.                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]s T-42                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement or the T-42.1 endorsement. (The loan is a                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                        [redacted]Section 50 (a)(6)[redacted].)
[redacted] [redacted] [redacted] 488       28816794                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6):[redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                       2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         C        B       C        B      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the [redacted] unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        additional debt is one described under [redacted] 50(a)(1)-(5) or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        (8). Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        [redacted]
[redacted] [redacted] [redacted] 488       28847789                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted] Non Compliant                                 [redacted]: APR on subject loan of [redacted]% or Final Disclosure                                                                                                                                                       Reviewer Comment (2023-08-08): Approval provided. Exception is clear.                                    08/08/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         APR of [redacted]% is equal to or greater than the threshold of                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        APOR[redacted]% + [redacted]%, or [redacted]%.  Non-Compliant                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]                                                                                                                                                                                                               Seller Comment (2023-08-08): The UW worksheet provided on [redacted] has the correct address. Where are                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 you seeing the wrong address on the latest uploads? Uploaded again

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Still missing Approval Worksheet for subject loan.  The Approval
                                                                                                                                                                                                                                                                                                                                                                                                                                 Worksheet provided is for property address: [redacted].  The subject address is:  [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Correct UW Worksheet uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Cleared in error.  Approval worksheet provided is not for subject loan.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Exception cleared.  Approval was provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): UW worksheet uploaded
[redacted] [redacted] [redacted] 488       28847790                         Compliance Compliance    Federal       Federal HPML   TIL [redacted] Safe Harbor Test                                       TILA HPML appraisal Rule [redacted]): [redacted]r requirements not                                                                                                                                                       Reviewer Comment (2023-08-08): Approval provided. Exception is clear.                                    08/08/2023                       1          B          A          B          A          B          A          B          A          B          A                TX        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Cleared in error.  Approval worksheet provided is not for subject loan.                                                                                                                                                                                                                                                                                                                                                                      (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Exception cleared.  Approval was provided.
[redacted] [redacted] [redacted] 488       28847791                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule ([redacted]): Appraisal not obtained by                                                                                                                                                         Reviewer Comment (2023-08-07): Exception cleared.  Approval was provided.                                08/07/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): UW worksheet uploaded                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 488       28847792                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ([redacted]): Originator Loan Designation of               The Loan Approval is missing from the loan file resulting in a designation                                                                         Reviewer Comment (2023-08-08): Approval provided. Exception is clear.                                    08/08/2023                       1          B          A          C          A          B          A          C          A          B          A                TX        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       C        B      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         [redacted]does not match Due Diligence Loan Designation of[redacted]  mismatch.                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): The UW worksheet provided on [redacted] has the correct address. Where are                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 you seeing the wrong address on the latest uploads? Uploaded again

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): Still missing Approval Worksheet for subject loan.  The Approval
                                                                                                                                                                                                                                                                                                                                                                                                                                 Worksheet provided is for property address: [redacted].  The subject address is:  [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): Underwriting Worksheet uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Still missing Approval Worksheet for subject loan.  The Approval
                                                                                                                                                                                                                                                                                                                                                                                                                                 Worksheet provided is for property address: [redacted].  The subject address is:  [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Correct UW Worksheet uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Cleared in error.  Approval worksheet provided is not for subject loan.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Exception cleared.  Approval was provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): UW worksheet uploaded
[redacted] [redacted] [redacted] 488       28847793                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Loan Approval                                    General QM: Missing loan approval; General QM testing is incomplete.  The Loan Approval is missing from the file.                                                                                                        Reviewer Comment (2023-08-08): Approval provided. Exception is clear.                                    08/08/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): The UW worksheet provided on [redacted] has the correct address. Where are                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 you seeing the wrong address on the latest uploads? Uploaded again

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): Still missing Approval Worksheet for subject loan.  The Approval
                                                                                                                                                                                                                                                                                                                                                                                                                                 Worksheet provided is for property address: [redacted].  The subject address is:  [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): Underwriting Worksheet uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Still missing Approval Worksheet for subject loan.  The Approval
                                                                                                                                                                                                                                                                                                                                                                                                                                 Worksheet provided is for property address: [redacted].  The subject address is:  [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Correct UW Worksheet uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Cleared in error.  Approval worksheet provided is not for subject loan.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Exception cleared.  Approval was provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): UW worksheet uploaded
[redacted] [redacted] [redacted] 488       28847804                         Credit     Loan Package  Application / Missing        Missing Document: Approval not provided                                                                                                     The approvals in the file are not for the subject loan.                                                                                            Reviewer Comment (2023-08-08): Approval provided. Exception is clear.                                    08/08/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): The UW worksheet provided on [redacted] has the correct address. Where are                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 you seeing the wrong address on the latest uploads? Uploaded again

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-08): Still missing Approval Worksheet for subject loan.  The Approval
                                                                                                                                                                                                                                                                                                                                                                                                                                 Worksheet provided is for property address: [redacted].  The subject address is:  [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-08): Underwriting Worksheet uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Still missing Approval Worksheet for subject loan.  The Approval
                                                                                                                                                                                                                                                                                                                                                                                                                                 Worksheet provided is for property address: [redacted].  The subject address is:  [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-07): Correct UW Worksheet uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-07): Cleared in error.  Approval worksheet provided is not for subject loan.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Underwriting worksheet
[redacted] [redacted] [redacted] 488       28883983                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Compliant                                           [redacted]: APR on subject loan of [redacted]% or Final Disclosure                                                                                                                                                       Reviewer Comment (2023-08-07): Duplicate exception.                                                      08/07/2023                       1                     A                     A                     A                     A                     A                TX        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         APR of [redacted]% is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]% + [redacted]%, or [redacted]%.  Compliant [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 489       28805079                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 490       28805940                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 490       28816750                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                   Security Instrument not on [redacted] form.                                                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                IN        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 491       28834895                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                   Security Instrument not on[redacted] form.                                                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                MS        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 491       28834901                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 492       28832396                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 493       28806949                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 494       28833248                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a[redacted] form and does not contain                                                                         Security Instrument does not contain  [redacted] Exemption Waiver.                                                                                                                                                                                                                           2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 494       28833257                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 495       28828723                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 496       28807222                         Credit     Loan Package  Application / Loan Package   [redacted] Disaster Issue: Property is located in a [redacted]                                                                              Post Disaster Inspection (PDI) is not in file.                                                                                                     Reviewer Comment (2023-07-28): Inspection provided in file. Exception is clear.                          07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  Disaster area and has not been inspected.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): LOX uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 496       28807224                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 497       28821760                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 498       28804357                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 499       28807671                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 499       28807707                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Missing Co-borrower's The XXXXXXXXXXXXXXXXXXXXXXXXXXXXXX award                                                                                     Reviewer Comment (2023-08-04): Documents provided. Exception is clear.                                   08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 letter to support $[redacted] monthly income used to qualify                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Co- Borrower's military pension statement uploaded                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 499       28817184                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Missing Co-borrower's The XXXXXXXXXXXXXXXXXXXXXXXXXXXXXX award                                                                                     Reviewer Comment (2023-08-04): Documents provided. Exception is clear.                                   08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 letter to support $[redacted] monthly income used to qualify                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Co- Borrower's military pension statement uploaded                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 499       28817210                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General [redacted]:  There are guideline deficiencies related to      MIssing evidence of VA disabiity income.                                                                                                           Reviewer Comment (2023-08-04): Documents provided. Exception is clear.                                   08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         income and/or asset doc requirements which could result in a risk to                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        the borrower's ability to repay.  (Exception is eligible to be                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        regraded with compensating factors.)                                                                                                                                                                                     Seller Comment (2023-08-01): Co- Borrower's military pension statement uploaded                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 499       28817212                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted] Non Compliant                                 [redacted]: APR on subject loan of [redacted]% or Final Disclosure    APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]%                                                                          Reviewer Comment (2023-08-04): Documents provided. Exception is clear.                                   08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         APR of[redacted]% is equal to or greater than the threshold of APOR   is equal to or greater than the threshold of APOR [redacted]% +                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]% + [redacted]%, or [redacted]%.  Compliant [redacted]      [redacted]%, or [redacted]%.  Non-Compliant[redacted]                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Co- Borrower's military pension statement uploaded                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 499       28817213                         Compliance Compliance    Federal       Federal HPML   TIL [redacted] Safe Harbor Test                                       TILA HPML appraisal Rule ([redacted]): Safe Harbor requirements not   Missing Co-borrower's The XXXXXXXXXXXXXXXXXXXXXXXXXXXXXX award                                                                                     Reviewer Comment (2023-08-04): Documents provided. Exception is clear.                                   08/04/2023                       1          B          A          B          A          B          A          B          A          B          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         satisfied.                                                            letter from the file, causing the loan to waterfall through the QM Testing,                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Co- Borrower's military pension statement uploaded                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 499       28817214                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule ([redacted]): Appraisal not obtained by      Appraisal not obtained by physical visit to property.                                                                                              Reviewer Comment (2023-08-04): Documents provided. Exception is clear.                                   08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Co- Borrower's military pension statement uploaded                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 499       28817215                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ([redacted]): Originator Loan Designation of [redacted]    Missing Co-borrower's XXXXXXXXXXXXXXXXXXXXXXXXXXXXXX award letter                                                                                  Reviewer Comment (2023-08-04): Documents provided. Exception is clear.                                   08/04/2023                       1          B          A          C          A          B          A          C          A          B          A                NM        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted] Risk.     from the file, causing the loan to waterfall through the QM Testing,                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Co- Borrower's military pension statement uploaded                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 499       28817221                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General [redacted]: Based on the loan failing one or more guideline   Missing Co-borrower's XXXXXXXXXXXXXXXXXXXXXXXXXXXXXX award letter                                                                                  Reviewer Comment (2023-08-04): Documents provided. Exception is clear.                                   08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at [redacted] risk.                           from the file, causing the loan to waterfall through the QM Testing,                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Co- Borrower's military pension statement uploaded                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 500       28829747                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 501       28829730                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan                                                                                [redacted] - HPML Disclosure not provided                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 501       28829731                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted]: APR on subject loan of [redacted]% or Final Disclosure                                                                                                                                                                                                                                                                                                 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         APR of[redacted]% is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]% + [redacted]%, or [redacted]%.  Compliant [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 501       28829734                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 501       28830329                         Compliance Compliance    State         Misc. State    Maryland Mortgage Lending Regulations (Disclosure of Taxes and        [redacted] Mortgage Lending Regulations: Disclosure on responsibility Subject Disclosure was not provided to the Borrower within the prescribed                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          Insurance Not Provided Timely)                                        for payment of taxes and insurance not provided to borrower within    timeframe.                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted] business days of application or[redacted] business days                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 502       28808938                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                Credit Report not in file for Co-Borrower.                                                                                                         Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          D          A          D          A          D          A          D          A          D          A                MO        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-01): Credit Reports                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 502       28809930                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-28): Client acknowledges exception.  This exception is for informational                             07/28/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 502       28810001                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ([redacted]): Originator Loan Designation of [redacted]    Missing credit report for co-borrower, resulting in a loan designation                                                                             Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          B          A          C          A          B          A          C          A          B          A                MO        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        A       D        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted]Fail.      discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): CREDIT REPORT [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): CR [redacted]
[redacted] [redacted] [redacted] 502       28810002                         Compliance Compliance    Federal       ATR/QM Defect  [redacted] Required Credit Report Not Provided to Evidence Debts      [redacted] ([redacted]): The loan file does not contain a Credit      Credit Report for Co-Borrower was not located in the file.                                                                                         Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                MO        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         report to evidence the consumers outstanding liabilities.                                                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): CR B1 & B2                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 502       28848421                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Missing credit report for co-borrower.                                                                                                             Reviewer Comment (2023-08-04): Credit report provided. Exception is clear.                               08/04/2023                       1          C          A          C          A          C          A          C          A          C          A                MO        Primary    Refinance -                                                                              D        A       D        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-02): CR B1 & B2                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 503       28832605                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 503       28835606                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a [redacted] form and does not contain  ___                                                                   Security Instrument does not disclose the [redacted] Exemption waiver.                                                                                                                                                                                                                       2          B          B          B          B          B          B          B          B          B          B                AZ        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 504       28829090                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 505       28804406                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 506       28818397                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 507       28829350                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-26): Client acknowledges exception.  This exception is for information                               07/26/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 508       28807345                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                                                                                                        Borrower has                            SitusAMC                       Reviewer Comment (2023-07-26): Inspection performed after start date but prior to end date.  Client                                       2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                                                                                            owned the                                                              elects to regrade.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                subject                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    property for at                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.
[redacted] [redacted] [redacted] 508       28807384                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 508       28829393                         Credit     Loan Package  Application / Missing        Missing Document: Approval not provided                                                                                                                                                                                                                                                        Reviewer Comment (2023-07-28): Approval provided. Exception is clear.                                    07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-26): Underwriting approval                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 508       28829483                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted] ): Originator Loan          Waterfall due to the missing approval.                                                                                                             Reviewer Comment (2023-07-28): Approval provided. Exception is clear.                                    07/28/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       C        B      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Designation of Higher Priced QM (APOR) does not match Due Diligence                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Loan Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Underwriting approval uploaded                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 508       28829484                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Loan Approval                                    General QM: Missing loan approval; General QM testing is incomplete.  Approval is missing from the file.                                                                                                                 Reviewer Comment (2023-07-28): Approval provided. Exception is clear.                                    07/28/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        B      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-07-27): Underwriting approval uploaded                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 509       28828882                         Credit     Loan Package  Closing /     Loan Package   Security Instrument is not on a FNMA/FHLMC form and does not contain  ___                                                                   Security Instrument is missing with the Homestead Exemption Waiver clauses.                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                AZ        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation  the following clauses:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 509       28828909                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-25): Client acknowledges the exception.  This exception is for informational                         07/25/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 510       28850776                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-31): Client acknowledges exception.  This exception is for informational                             07/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 511       28817504                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 511       28817505                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The paystub for the co-borrower was illegible. Please provide a legible                                                                            Reviewer Comment (2023-06-21): Received the co-borrower's legible paystub.                               06/21/2023                       1          C          A          C          A          C          A          C          A          C          A                IN        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 copy for review; additional exceptions may apply.                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-20): Please see the attached paystub.                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 512       28817497                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 513       28817523                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 514       28817500                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 515       28817510                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 515       28817511                         Credit     Loan Package  Application / Loan Package   [redacted]Disaster Issue: The subject property is located in a        Disaster Name: ___                                                    Subject property was appraised on 05/04/2023 prior to the FEMA disaster                                                                            Reviewer Comment (2023-06-19): The appraisal was performed after disaster start date.  PDI not required  06/19/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  [redacted]disaster that does not have a declared end date.            Disaster Declaration Date: ___                                        (Severe Winter Storms, Straight-Line Winds, Flooding, Landslides and                                                                               per client guides.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              Mudslides) dated 04/03/2023. File is missing a property inspection dated                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              after the disaster, or the lender's Rep and Warranty attestation along with                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                              visible confirmation that the subject property was not damaged.
[redacted] [redacted] [redacted] 516       28817514                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 517       28817517                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 518       28817536                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 519       28817521                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): Seller acknowledges the exception. This exception is for informational                          06/26/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 520       28817527                         Compliance Compliance    State         Misc. State    Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home The Acknowledgement of Receipt of Home Mortgage Loan Information Document                                                                          Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          Mortgage Loan Information Document Not Received Timely)               Mortgage Loan Information Document not received by borrower within    is dated and acknowledged by the borrower on [redacted] which is not within                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        five (5) business days of application.                                5 business days of the application date of [redacted].                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 520       28817528                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 521       28817545                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.26668%                                                                                                                                                    Reviewer Comment (2023-06-20): Received proof the borrower viewed the appraisal on 04/28/2023.           06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                OK        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         or Final Disclosure APR of 12.44900% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        threshold of APOR 5.73% + 3.5%, or 9.23000%.  Non-Compliant Higher                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        Priced Mortgage Loan.                                                                                                                                                                                                    Buyer Comment (2023-06-20): please see attached
[redacted] [redacted] [redacted] 521       28817546                         Compliance Compliance    State         State HPML     (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML   Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                             Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          B          B          B          B          B          B          B          B          B          B                OK        Primary    Refinance -   No obvious cure                                                            C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Threshold)                                                            12.26668% or Final Disclosure APR of 12.44900% is equal to or greater                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                        than the threshold of APOR 5.73% + 3.5%, or 9.23000%.  Compliant                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        Higher Priced Loan.
[redacted] [redacted] [redacted] 521       28817547                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-06-20): Received proof the borrower viewed the appraisal on 04/28/2023.           06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                OK        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the appraisal on 04/27/2023 with an expected                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of 05/01/2023, which is not at least 3 business days prior to                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              closing on 05/03/2023. File is missing evidence of actual receipt by the                                                                           Buyer Comment (2023-06-20): please see attached
                                                                                                                                                                                                                                                                              borrower as required under the TILA HPML Appraisal Rule.
[redacted] [redacted] [redacted] 521       28817550                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                OK        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 522       28817532                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 523       28817553                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 524       28817538                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 525       28817555                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 526       28817540                         Credit     Loan Package  Loan File     Missing        Missing Document: Hazard Insurance Policy not provided                                                                                      File is missing the Hazard Insurance Policy to verify sufficient coverage                                                                          Reviewer Comment (2023-07-03): HOI provided, 1st lien is escrowed to evidence prior to renewal policy.   07/03/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Non QM      Non QM  No
                                                                                       Documentation               Document                                                                                                                                                   and the annual premium. Upon receipt of the missing Hazard Insurance                                                                               Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                              Policy, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                         Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-29): Please see attached HOI dec page
[redacted] [redacted] [redacted] 526       28817541                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 526       28817544                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form[redacted] however, the Title Search verifies the                                                                        Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       C        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           the proper Model Form for a [redacted] by the same creditor. The      [redacted] mortgage is in the name of the same lender as the subject cash-                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             [redacted] form was used, the [redacted] form should have been used.  out [redacted]. Right to ]Cancel should be on Form [redacted]                                                                                                                                                                                                                                                                                                                                                                                    Other
                                                                                                                   Incorrect,
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 527       28817558                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          06/28/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 528       28817564                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 529       28817567                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 530       28817569                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 531       28817574                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 532       28817576                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 533       28817579                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          06/28/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 534       28817582                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 535       28817585                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 535       28817586                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Employment - Schedule [redacted]                 General[redacted]: Unable to verify current Sole Proprietorship       Borrower was qualified with Schedule [redacted]income and file is missing                                                                          Reviewer Comment (2023-07-03): Business license is active as of [redacted] - exception cleared.          07/03/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         status using reasonably reliable third-party records.                 the disinterested 3rd Party Verification of self-employment dated within                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              [redacted]calendar days prior to the note date as required by [redacted]                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              guidelines.                                                                                                                                        Buyer Comment (2023-06-29): 6/29: see attached proof of funeral director license.                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 535       28817587                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted] ([redacted]): Originator Loan Designation of [redacted]    Due to missing self-employed income documentation, the subject loan                                                                                Reviewer Comment (2023-07-03): Business license is active as of [redacted] - exception cleared.          07/03/2023                       1          B          A          C          A          B          A          C          A          B          A                NJ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of [redacted] Fail.     designation is [redacted] Fail.                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-29): 6/29: see attached proof of funeral director license.                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 536       28817590                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): Seller Acknowledges the exception, no change to grading                                            06/20/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 537       28817593                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 538       28817597                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 538       28817598                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure APR Inaccurate - Regular Transaction    TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed  Calculated APR of [redacted]% is less than the disclosed APR of [redacted]%                                                                        Reviewer Comment (2023-06-21): Offset [redacted] fee.                                                    06/21/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Timing Without Waiver                                                 on final CD 05/01/2023 is inaccurate (off by more than 0.125%)        by [redacted]%. Variance is greater than .125%.                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        compared to actual APR at consummation.  Closing Disclosure not                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        provided to Borrower at least three (3) business days prior to                                                                                                                                                           Buyer Comment (2023-06-20): Please include the appraisal management services fee in the finance charge                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                        closing.                                                                                                                                                                                                                 calculation that will adjust the APR to be in line with Rocket's.
[redacted] [redacted] [redacted] 539       28817603                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 539       28817604                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                     There is a VVOE in the file for the borrower dated [redacted], however, the                                                                        Reviewer Comment (2023-06-21): VVOE provided, exception cleared.                                         06/21/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                formatting is corrupted. Please provide the final VVOE from the current                                                                                                                                                                                                                                                                                                                                                                          Cash-out -
                                                                                                                                                                                                                                                                              employer.                                                                                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-20): please see attached
[redacted] [redacted] [redacted] 540       28817607                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 541       28817609                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                RI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 542       28817614                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 543       28817616                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 543       28817619                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]n:  Borrower not provided with written disclosure of non-   Loan is considered an Higher-Priced Mortgage Loan.  Maryland Higher-Priced                                                                         Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    higher priced loans otherwise qualified for.                          Disclosure was not provided in the file.                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 543       28817620                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] : APR on subject loan of [redacted] % or Final Disclosure                                                                                                                                                     Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         APR of [redacted] % is equal to or greater than the threshold of                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        APOR[redacted] % + [redacted] %, or [redacted] %.  Non-Compliant                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 544       28817622                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 545       28817627                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 546       28817631                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 547       28817637                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 548       28817639                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 549       28817644                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 550       28817647                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 550       28817650                         Compliance Compliance    State         Misc. State    Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home [redacted]Consumer Sales Practices Act: Acknowledgement of Receipt of                                                                                                                                                    Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          Mortgage Loan Information Document Not Received Timely)               Home Mortgage Loan Information Document not received by borrower                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        within [redacted] ([redacted]) business days of application.                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 550       28817651                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan           Calculated APR of [redacted]% is associated with loan designation of Safe                                                                          Reviewer Comment (2023-06-21): Loan is [redaction](APOR)                                                 06/21/2023                       1          B          A          C          A          B          A          C          A          B          A                OH        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Designation of Higher Priced QM ([redacted]) does not match Due       Harbor QM APOR not Rebuttable Presumption (Higher Priced QM APOR)                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Diligence Loan Designation of Safe Harbor QM ([redacted]).                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-20): [redaction]: see the atatched attestations.                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 551       28817653                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 552       28817658                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 552       28817660                         Compliance Compliance    State         Misc. State    [redacted] [redacted]Home Loan Toolkit Timing                         [redacted] Consumer Mortgage Protection Act:  Home Loan Toolkit not   Home loan toolkit was provided on [redacted] and Application date is dated                                                                         Buyer Comment (2023-06-21): .                                                                                                  06/21/2023 2          B          B          B          B          B          B          B          B          B          B                MI        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                provided to borrower within [redacted]([redacted]) business days of   [redacted] which is not within [redacted] business days of application date                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        application.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 553       28817662                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 554       28817667                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 555       28817670                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 556       28817674                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 557       28817678                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 557       28817681                         Compliance Compliance    Federal       ATR/QM Defect  QM ([redacted]) Threshold Fail                                        Qualified Mortgage: QM APR on subject loan of [redacted]% is equal to                                                                                                                                                    Reviewer Comment (2023-06-29): Updated Rate Set Date to [redaction] consistent with [redaction] guidance 06/29/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         or greater than the threshold of  [redacted]%.                                                                                                                                                                           for determining this date.                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): Please see attached [redaction] rate set date guideline. We meet the highlighted section for the extension.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-26): Diligence testing is based on the last date the rate was set/changed. The rate lock extension that occurred [redaction] per client commentary did not change the rate based on
                                                                                                                                                                                                                                                                                                                                                                                                                                 LE's/CD's. Interest rate of [redaction]% did not change from initial lock. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): Please see attached confirming the rate set date was updated when the rate lock was extended on [redaction]. It was only locked for [redaction] days on [redaction] and the loan closed [redaction] so it needed to be extended.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): Based on an index date of [redaction], APOR [redaction]% + [redaction]% =
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction]% and is the threshold. Calculated APR is [redaction]%. I reviewed the LE and CD's again and the lock did not change from the initial LE. Last date rate set from the QM workbook was [redaction].
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): The threshold is for Non-QM is the APOR + [redaction]% which on this loan would be [redaction]+ [redaction]= [redaction]%. The APR is under this threshold so it is QM Rebuttable
                                                                                                                                                                                                                                                                                                                                                                                                                                 Presumption.
[redacted] [redacted] [redacted] 557       28817682                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan           Loan designation failure due to the [redacted]being greater than the                                                                               Reviewer Comment (2023-06-29): Loan is [redaction] (APOR).                                               06/29/2023                       1          B          A          C          A          B          A          C          A          B          A                SC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Designation of Higher Priced QM ([redacted]) does not match Due       threshold of [redacted]%. Loan does not meet Higher Priced QM ([redacted])                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Diligence Loan Designation of Non QM.                                 requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): Please see attached [redaction] rate set date guideline. We meet the                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 highlighted section for the extension.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-26): Diligence testing is based on the last date the rate was set/changed. The rate lock extension that occurred [redaction] per client commentary did not change the rate based on
                                                                                                                                                                                                                                                                                                                                                                                                                                 LE's/CD's. Interest rate of [redaction]% did not change from initial lock. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): Please see attached confirming the rate set date was updated when the rate lock was extended on [redaction]. It was only locked for [redaction]days on [redaction] and the loan closed [redaction] so it needed to be extended.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): Based on an index date of [redaction], APOR [redaction]% + [redaction]% =
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction]% and is the threshold. Calculated APR is [redaction]%. I reviewed the LE and CD's again and the lock did not change from the initial LE. Last date rate set from the QM workbook was [redaction].
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): The threshold is for Non-QM is the [redaction]+ [redaction]% which on this loan would be [redaction]+ [redaction]= [redaction]%. The APR is under this threshold so it is QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Rebuttable Presumption.
[redacted] [redacted] [redacted] 557       28817683                         Compliance Compliance    Federal       Compliance     Unable to Combine [redacted]and [redacted] Fee for Tolerance Testing  Unable to combine [redacted]Fee and [redacted] Fee for purposes of                                                                                                                                                       Reviewer Comment (2023-06-29): Upon a rerun of compliance, this exception has been cleared.              06/29/2023                       1          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         tolerance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 558       28817687                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 559       28817690                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Right to Cancel was executed by the borrower on [redacted] with a                                                                                  Reviewer Comment (2023-06-29): Letter of Explanation, Proof of Delivery ([redaction]), and new                      06/29/2023            2          C          B          C          B          C          B          C          B          C          B                FL        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted], prior to [redacted]([redacted]) business days from        rescission expiration date of [redacted]. Final Closing Disclosure                                                                                 rescission expiration at midnight on [redaction]. Exception cured.                                                                                                                                                                                                                            Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             transaction date of [redacted].                                       disclosed a disbursement date of [redacted], which is prior to the expected                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                 expiration date of[redacted] and the eligible disbursement date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                   Incomplete                                                                                                                                                 [redacted].                                                                                                                                        Buyer Comment (2023-06-28): [redaction]: please review.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-06-20): Received the right to cancel cure documentation and UPS Tracking verifies the package is expected to be delivered on [redaction]. However, this exception cannot be reviewed until the right to cancel expiration date of [redaction] has passed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-20): [redaction]: see the attached redisclosures.
[redacted] [redacted] [redacted] 559       28817691                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    Right to Cancel was executed by the borrower on [redacted] with a                                                                                  Reviewer Comment (2023-06-29): Letter of Explanation, Proof of Delivery ([redaction]), and new                      06/29/2023            2          C          B          C          B          C          B          C          B          C          B                FL        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                     rescission expiration date of [redacted]. Final Closing Disclosure                                                                                 rescission expiration at midnight on [redaction]. Exception cured.                                                                                                                                                                                                                            Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                                                                                                   disclosed a disbursement date of [redacted], which is prior to the expected                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                 expiration date of [redacted] and the eligible disbursement date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                   Incomplete                                                                                                                                                 [redacted].                                                                                                                                        Buyer Comment (2023-06-28): [redaction]: please review.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-06-20): Received the right to cancel cure documentation and UPS Tracking verifies the package is expected to be delivered on [redaction]. However, this exception cannot be reviewed until the right to cancel expiration date of [redaction] has passed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-20): [redaction]: see the attached redisclosures.
[redacted] [redacted] [redacted] 559       28817692                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 560       28817696                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-19): Insurance renewal is not required for the subject closed-end second                             09/28/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 mortgage.                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 561       28817700                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 562       28817704                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 563       28817708                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 564       28817712                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 565       28817715                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 566       28817718                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 567       28817723                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 567       28817726                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan           Originator loan designation of Safe Harbor QM (APOR) is not supported. APR                                                                         Reviewer Comment (2023-06-26): Client requested to restate loan designation. Exception cleared.          06/26/2023                       1          B          A          C          A          B          A          C          A          B          A                NC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Higher  No
                                                                                                     Compliance                                                                                         Designation of Safe Harbor QM (APOR) does not match Due Diligence     on subject loan of [redacted]% is greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                                                                                        Loan Designation of Higher Priced QM (APOR).                          [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-23): Please see attached updated mortgage findings.                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-23): The rate did not change from initial lock until closing. Index tested to by diligence is the one closest to lock as there were no additional rate changes, [redaction].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please be advised that the rate set date used should be [redaction] as there was an extension that occurred. [redaction] of [redaction]% plus [redaction]% threshold, we are within that tolerance.
[redacted] [redacted] [redacted] 567       28817728                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank [redacted]): The    Client requested to update the loan designation. The updated Loan                                                                                  Buyer Comment (2023-06-27): Seller acknowledges exception, no change to grading.                                               06/27/2023 2                     A                     B                     B                     B                     A                NC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Higher  No
                                                                                                     Compliance                                                                                         initial Loan Designation provided did not match, however, the updated Designation of Higher Priced QM (APOR) matches the Due Diligence Loan                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                                                                                        Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Designation of Higher Priced QM (APOR). Exception is informational only.                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Loan Designation of Higher Priced QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 568       28817730                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 569       28817733                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 570       28817736                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 570       28817737                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted]Non Compliant                                  Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-06-22): Verification of earlier borrower receipt of the appraisal was provided.   06/22/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                        Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): see attached
[redacted] [redacted] [redacted] 570       28817738                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank [redacted]): Creditor did not    Verification of earlier borrower receipt of the appraisal was missing from                                                                         Reviewer Comment (2023-06-22): Verification of earlier borrower receipt of the appraisal was provided.   06/22/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                provide a copy of each valuation to applicant [redacted]([redacted])  the file.                                                                                                                                          Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        business days prior to consummation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): see attached
[redacted] [redacted] [redacted] 570       28817740                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]Higher-Priced Mortgage Loan:  Borrower not provided with                                                                                                                                                       Buyer Comment (2023-06-21): .                                                                                                  06/21/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.
[redacted] [redacted] [redacted] 570       28817741                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-21): .                                                                                                  06/21/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 571       28817745                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 572       28817747                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 573       28817751                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 573       28817753                         Compliance Compliance    State         Misc. State    Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home [redacted]Consumer Sales Practices Act: Acknowledgement of Receipt of The Acknowledgement of Receipt of Home Mortgage Loan Information Document                                                                          Buyer Comment (2023-06-21): .                                                                                                  06/21/2023 2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level          Mortgage Loan Information Document Not Received Timely)               Home Mortgage Loan Information Document not received by borrower      is dated [redacted] and signed by the borrower on [redacted] which is not                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        within [redacted]([redacted]) business days of application.           within [redacted] business days of the application date of [redacted].                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 574       28817755                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 575       28817760                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 576       28817763                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 577       28817767                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 578       28817770                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 579       28817775                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 580       28817779                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 580       28817781                         Compliance Compliance    Federal       ATR/QM Defect  Self-Employed Tax Return Recency - QM                                 General QM: Self Employed Tax Returns - The business or personal tax  Borrower was qualified with self-employed income which was verified with                                                                           Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         returns provided are not the most recent. Application Date            the [redacted]and [redacted]business tax returns. Subject loan closed on                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        [redacted],  Most Recent Tax Return End Date [redacted], Tax Return   [redacted] which is after the [redacted]business tax return filing deadline                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Due Date [redacted].                                                  of [redacted]. File is missing [redacted] business tax return.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 580       28817782                         Compliance Compliance    Federal       ATR/QM Defect  Self-Employed Tax Return Recency - QM                                 General QM: Self Employed Tax Returns - The business or personal tax  Borrower was qualified with self-employed income which was verified with                                                                           Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         returns provided are not the most recent. Application Date            the [redacted]and [redacted] business tax returns. Subject loan closed on                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        [redacted],  Most Recent Tax Return End Date [redacted], Tax Return   [redacted] which is after the [redacted]business tax return filing deadline                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Due Date [redacted].                                                  of [redacted]. File is missing [redacted]business tax return.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 581       28817803                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          06/28/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 581       28817804                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan           Due to missing the borrowers Third Party Verification, the subject loan                                                                            Reviewer Comment (2023-07-06): Dated [redaction] listed was provided to satisfy exception. Exception     07/06/2023                       1          B          A          C          A          B          A          C          A          B          A                MI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         Designation of Safe Harbor QM ([redacted]) does not match Due         designation is QM ([redacted]) Fail.                                                                                                               cleared.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Diligence Loan Designation of QM ([redacted]) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-05): [redaction]: see attached proof of self employment. The highlighted portion in red is when we received the [redaction] lookup, which is on [redaction] prior to closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-03): Third party verification received for the borrower, but needed for the co-borrower. Please note, we have a secretary of state lookup for the business but it's not timestamped.
                                                                                                                                                                                                                                                                                                                                                                                                                                 If we had confirmation of when this was pulled, this exception could be further reviewed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-29): [redaction]: see attached
[redacted] [redacted] [redacted] 581       28817805                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Employment - [redacted]                          General QM: Unable to verify current [redacted] status using          Reliable Third Party Verification was missing from the file.                                                                                       Reviewer Comment (2023-07-06): Dated [redaction] listed was provided to satisfy exception. Exception     07/06/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         reasonably reliable third-party records.                                                                                                                                                                                 cleared.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-05): [redaction]: see attached proof of self employment. The highlighted portion in red is when we received the [redaction] lookup, which is on [redaction] prior to closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-03): Third party verification received for the borrower, but needed for the co-borrower. Please note, we have a secretary of state lookup for the business but it's not timestamped.
                                                                                                                                                                                                                                                                                                                                                                                                                                 If we had confirmation of when this was pulled, this exception could be further reviewed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-29): [redaction]: see attached verification of employment.
[redacted] [redacted] [redacted] 582       28817829                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 583       28817807                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 584       28817836                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 585       28817784                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 586       28817797                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 587       28817816                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 588       28817833                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 589       28817800                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 590       28817838                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                RI        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 590       28817840                         Compliance Compliance    Federal       ATR/QM Defect  QM (APOR) Threshold Fail                                              Qualified Mortgage: QM APR on subject loan of [redacted]% is equal to                                                                                                                                                    Reviewer Comment (2023-07-03): Client requested to restate the loan designation. Exception cleared.      07/03/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Non QM  No
                                                                                                     Compliance                                                                                         or greater than the threshold of  [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): Please see attached

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-23): Us adding fees into the APR is not going to fix this. Testing is showing our APR is > what's allowed for a higher priced loan. Diligence is using an index date of [redaction]
                                                                                                                                                                                                                                                                                                                                                                                                                                 based on the last date the rate was set as confirmed by file documentation. Based on lender's
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction] workbook, the rate set date of [redaction] is being used by the lender. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Discrepancy in APR appears to be tied to the inclusion of the  [redaction], please see attestation letter attached
[redacted] [redacted] [redacted] 590       28817841                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan           Loan designation failure due to excessive APR. QM APR on subject loan of                                                                           Reviewer Comment (2023-07-03): Client requested to restate the loan designation. Exception cleared.      07/03/2023                       1          B          A          C          A          B          A          C          A          B          A                RI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Non QM  No
                                                                                                     Compliance                                                                                         Designation of Higher Priced QM ([redacted]) does not match Due       [redacted]% is equal to or greater than the threshold for a higher priced                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                                                                                        Diligence Loan Designation of Non QM.                                 loan. Diligence testing is Non-QM.                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): Please see attached

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-23): Us adding fees into the APR is not going to fix this. Testing is showing our APR is > what's allowed for a higher priced loan. Diligence is using an index date of [redaction]
                                                                                                                                                                                                                                                                                                                                                                                                                                 based on the last date the rate was set as confirmed by file documentation. Based on lender's QM workbook, the rate set date of [redaction] is being used by the lender. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Discrepancy in APR appears to be tied to the inclusion of the  [redaction], please see attestation letter attached
[redacted] [redacted] [redacted] 590       28817842                         Compliance Compliance    State         State Defect   [redacted] High Cost Analysis Timing                                  [redacted] Home Loan:  High-cost Analysis not documented and          The state high cost testing reflects a print date post-consummation. Unable                                                                        Reviewer Comment (2023-06-23): Verification that state [redaction] was done prior to closing was         06/23/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Non QM  No
                                                                                                     Compliance                                                                                         substantiated prior to closing of the loan.                           to determine compliance with regards to state testing.                                                                                             provided. Exception cleared.                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): please see attached
[redacted] [redacted] [redacted] 590       28817843                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - General Ability to Repay      Ability to Repay (Dodd-Frank [redacted]): The initial Loan            The updated Loan Designation of Non QM matches the Due Diligence Loan                                                                              Buyer Comment (2023-07-03): .                                                                                                  07/03/2023 2                     A                     B                     B                     B                     A                RI        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Non QM  No
                                                                                                     Compliance                                                                                         Designation provided did not match.  However, the updated Loan        Designation of Non QM. Exception is informational only.                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                                                                                        Designation of Non QM matches the Due Diligence Loan Designation of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)
                                                                                                                                                                                                        Non QM.
[redacted] [redacted] [redacted] 591       28817820                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 591       28817823                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan           Subject loan was originated under the Higher Priced QM designation however,                                                                        Reviewer Comment (2023-06-30): Lender used the optional method of ignoring the [redaction] period in the 06/30/2023                       1          B          A          C          A          B          A          C          A          B          A                IL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Designation of Higher Priced QM ([redacted]) does not match Due       the subject loan has tested as Safe Harbor QM ([redacted]).                                                                                        APR calculation per [redaction]([redaction])([redaction]). Loan is HPQM (APOR).                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Diligence Loan Designation of Safe Harbor QM ([redacted]).                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-30): Please note, this was submitted to compliance and the odd days calculation will not correct this. However, as previously mentioned, it you can provide the rate lock documentation from the change date of [redaction] we can align with your designation. I mistakenly put two dates in the prior comment, [redaction] and [redaction], apologies for that. It's the [redaction]
                                                                                                                                                                                                                                                                                                                                                                                                                                 rate change that we need to document so that we can match the index used by the lender of [redaction].
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception remains for rate lock change documentation from the [redaction]CD.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): Please see the attached APR calculation excluding [redaction] days which matches ours. Kindly recalculate the APR without [redaction] days.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-26): [redaction] Fee has been included in the APR. Revised APR of [redaction]%
                                                                                                                                                                                                                                                                                                                                                                                                                                 does not exceed APOR [redaction]% + [redaction]%, or [redaction]%. Index date of [redaction] was used by diligence. Please note, testing was run based on the last date the rate can be seen as changed which was
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction] (index date of [redaction]) and HPQM (APOR) is confirmed based on this index date. Please provide evidence of the rate lock change that occurred on[redaction] CD and this exception can be cleared.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): Please see the attached appraisal managment attestation letter confirming the fee should be included as a [redaction].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-21): Received a duplicate QM Findings with the designation of Higher Priced QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR). The subject loan was originated under the Higher Priced QM designation however, the subject loan has tested as Safe Harbor QM (APOR). Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please see the attached QM findings confirming the correct QM designation of
                                                                                                                                                                                                                                                                                                                                                                                                                                 QM rebuttable Presumption.
[redacted] [redacted] [redacted] 592       28817812                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 593       28817791                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 594       28817786                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 594       28817789                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]Higher-Priced Mortgage Loan:  Borrower not provided with    Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-06-21): .                                                                                                  06/21/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 594       28817790                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-21): .                                                                                                  06/21/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 595       28817827                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 596       28817845                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 596       28817847                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Compliant                               [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 597       28817849                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 598       28817853                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 599       28817857                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 600       28817861                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 600       28817863                         Compliance Compliance    State         Misc. State    Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home [redacted]Consumer Sales Practices Act: Acknowledgement of Receipt of The Acknowledgement of Receipt of Home Mortgage Loan Information Document                                                                          Buyer Comment (2023-06-26): .                                                                                                  06/26/2023 2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          Mortgage Loan Information Document Not Received Timely)               Home Mortgage Loan Information Document not received by borrower      is dated and acknowledged by the borrower on [redacted] which is not within                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        within [redacted]([redacted]) business days of application.           [redacted] business days of the application date of [redacted].                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 601       28817865                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                OK        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 601       28817867                         Compliance Compliance    State         State HPML     (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML   [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-29): Seller acknowledges exception, no change to grading.                                               06/29/2023 2          B          B          B          B          B          B          B          B          B          B                OK        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   Threshold)                                                            [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 602       28817870                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 603       28817872                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 604       28817875                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 604       28817877                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Compliant                               [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-21): .                                                                                                  06/21/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 605       28817878                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 605       28817879                         Credit     Income /      Income        Missing        REO Documents are missing.                                            - ___                                                                 File is missing the HOA document for this investment property. Upon receipt                                                                        Reviewer Comment (2023-06-28): HOA dues provided. Exception cleared.                                     06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Document                                                                                                                                                   of the missing property expense verification, additional conditions may                                                                                                                                                                                                                                                                                                                                                                          Cash-out -
                                                                                                                                                                                                                                                                              apply.                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): Please see attached non-subject HOA dues.
[redacted] [redacted] [redacted] 606       28817883                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 607       28817889                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 608       28817891                         Compliance Compliance    State         State HPML     (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML   [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-29): Seller acknowledges exception, no change to grading.                                               06/29/2023 2          B          B          B          B          B          B          B          B          B          B                OK        Primary    Refinance -   No obvious cure                                                            C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Threshold)                                                            [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 608       28817893                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure APR Inaccurate - Regular Transaction    TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed  Based on fees charged on final CD, calculated APR was [redacted]% which is                                                                         Reviewer Comment (2023-06-30): [redaction] included [redaction] fee in finance charge calculations.      06/30/2023                       1          C          A          C          A          C          A          C          A          C          A                OK        Primary    Refinance -   TRID timing exception, no remediation available.                           C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Timing Without Waiver                                                 on final CD [redacted] is inaccurate (off by more than [redacted]%)   off by more than [redacted]% from APR of [redacted]% disclosed on final CD.                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        compared to actual APR at consummation.  Closing Disclosure not                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                        provided to Borrower at least [redacted]([redacted]) business days                                                                                                                                                       Buyer Comment (2023-06-29): Please see attached attestation to include the [redaction] fee in the
                                                                                                                                                                                                        prior to closing.                                                                                                                                                                                                        [redaction] testing which will align APR.
[redacted] [redacted] [redacted] 608       28817895                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          06/28/2023 2          A          A          A          A          A          A          A          A          A          A                OK        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 609       28817897                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 610       28817901                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 610       28817904                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Final CD was signed but not dated.  It cannot be determined if borrower                                                                            Reviewer Comment (2023-07-13): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking,             07/13/2023            2          C          B          C          B          C          B          C          B          C          B                OR        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted], prior to [redacted]([redacted]) business days from        received final CD at time of closing                                                                                                               the package was delivered on [redaction]) and Re-opened Rescission using the correct model form                                                                                                                                                                                               Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             transaction date of [redacted].                                                                                                                                                                                          [redaction].                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or                                                                                                                                                                                                                                                                                                        Buyer Comment (2023-07-13): Please clear as rescission period has ended.
                                                                                                                   provided on
                                                                                                                   the wrong form
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-10): Received the right to cancel cure documentation and UPS Tracking verifies the package was delivered on [redaction]. However, this exception cannot be reviewed until the right to cancel expiration date of [redaction] has passed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): The date of the transaction was [redaction], we have already provided a rescission package with the correct date and the closing disclosure, please review the package that was uploaded on [redaction].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-07): Since receipt of the final CD could not be confirmed, recession must be reopened. Exception can be cured through the reopening of rescission to ensure that the rescission possibility is extinguished. New rescission can be provided with Transaction Date of [redaction] and a new rescission expiration date which must be at least [redaction] days from when consumer receives the new rescission notice. As such, we would require proof of delivery as part of the cure to ensure the requisite three days have been given.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-06): Please see attached package mailed to client.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-06): Date of signature was not confirmed with third party such as [redaction]
                                                                                                                                                                                                                                                                                                                                                                                                                                 or [redaction].  Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-05): Please see attached email confirmation from client that the closing disclosure was signed at closing along with the rest of the documents.
[redacted] [redacted] [redacted] 610       28817905                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    Final CD was signed but not dated.  It cannot be determined if borrower                                                                            Reviewer Comment (2023-07-13): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking,             07/13/2023            2          C          B          C          B          C          B          C          B          C          B                OR        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                     received final CD at time of closing                                                                                                               the package was delivered on [redaction]) and Re-opened Rescission using the correct model form                                                                                                                                                                                               Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                      [redaction].                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or                                                                                                                                                                                                                                                                                                        Buyer Comment (2023-07-13): Please clear as rescission period has ended.
                                                                                                                   provided on
                                                                                                                   the wrong form
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-10): Received the right to cancel cure documentation and UPS Tracking verifies the package was delivered on [redaction]. However, this exception cannot be reviewed until the right to cancel expiration date of [redaction] has passed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): The date of the transaction was [redaction], we have already provided a rescission package with the correct date and the closing disclosure, please review the package that was uploaded on [redaction].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-07): Since receipt of the final CD could not be confirmed, recession must be reopened. Exception can be cured through the reopening of rescission to ensure that the rescission possibility is extinguished. New rescission can be provided with Transaction Date of [redaction] and a new rescission expiration date which must be at least [redaction] days from when consumer receives the new rescission notice. As such, we would require proof of delivery as part of the cure to ensure the requisite three days have been given.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-06): Please see attached package mailed to client.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-06): Date of signature was not confirmed with third party such as [redaction]
                                                                                                                                                                                                                                                                                                                                                                                                                                 or [redaction].  Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-05): Please see attached email confirmation from client that the closing disclosure was signed at closing along with the rest of the documents.
[redacted] [redacted] [redacted] 611       28817906                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                HI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 612       28817908                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 613       28817913                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 614       28817916                         Compliance Compliance    State         State Defect   [redacted] [redacted]Complaint Agency Disclosure Timing Test          [redacted] Home Loan: Borrower not provided with a document, at time  [redacted] Complaint Agency Disclosures in the file were provided to the                                                                           Reviewer Comment (2023-06-20): Per [redaction] compliance department                                     06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         of application, specifying the agency designated to receive           borrower on [redacted], which was not at the time of application on                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        complaints or inquiries about the origination and making of the loan. [redacted].                                                                                                                                        Section [redaction] states that "At the time of application for a mortgage loan, the mortgage broker,                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 originator, or employee shall provide the borrower with a document specifying the agency designated to                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator."

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction] had previously reached out to outside counsel on a similar issue and was advised that while there's a basis to use the technical definition of application, there's also a basis to simply just use the 1003 as state regulations particularly ones that pre-date the new TILA definition of application meant to take into account the technical definition. If the [redaction] Compliant Agency Disclosure was provided and signed by borrower within [redaction] days of the initial 1003 exception can be cleared.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Borrower signed the Initial 1003 on [redaction]and the [redaction] Complaint Agency Disclosure was provided on the same day.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-20): We respectfully disagree with this interpretation. Specifically, the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction] states "[a]t time of application for a mortgage, the mortgage broker, originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency." [redaction]. [redaction]([redaction])(emphasis added).

                                                                                                                                                                                                                                                                                                                                                                                                                                 While the definition of "originator" may include an employee of the lender, subsection ([redaction])
                                                                                                                                                                                                                                                                                                                                                                                                                                 does not utilize the term "[redaction]" which is also defined in [redaction]. [redaction]. We believe this is an important distinction as preceding requirements found in [redaction]. [redaction]
                                                                                                                                                                                                                                                                                                                                                                                                                                 ([redaction])-([redaction]) use the term "[redaction]" when describing prohibited acts. If the drafters of this statute intended for this requirement to apply to lenders, there would be no reason to deviate from the terms used in the preceding subsections. For this reason, we believe it is a reasonable interpretation that this requirement should not apply to mortgage lenders and would not impact an assignee/future holder.
[redacted] [redacted] [redacted] 614       28817918                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 615       28817922                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 616       28817923                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          06/28/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 617       28817927                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 618       28817933                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 619       28817934                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 620       28817938                         Compliance Compliance    State         State Defect   [redacted][redacted][redacted]                                        [redacted] Predatory Lending Database Program ([redacted]) -          Certificate of Compliance or Exemption not attached to mortgage for                                                                                Reviewer Comment (2023-06-27): Certificate of Compliance provided. Exception cleared.                    06/27/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         Certificate of Compliance or Exemption not attached to mortgage for   recording. Document is not available in the file.                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                        recording.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [redaction]: see attached recorded mortgage.
[redacted] [redacted] [redacted] 620       28817940                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 621       28817942                         Credit     Loan Package  Application / Missing        Missing Document: Tax Certificate not provided                                                                                              Tax certificate is missing from file.  Lender to provide tax certificate                                                                           Reviewer Comment (2023-06-28): Tax Cert provided, delinquent taxes paid at closing. Exception cleared.   06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                IN        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Document                                                                                                                                                   supporting value used to qualify.                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): Please see the attached tax cert. Also please be advised, the tax cert does                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 not assist the lender in determining the value.
[redacted] [redacted] [redacted] 621       28817943                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 622       28817945                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                SD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 623       28817947                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Buyer Comment (2023-06-20): .                                                                                                  06/20/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 624       28817949                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 625       28817951                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 626       28817954                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted]Compliant                                      Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-06-21): Received proof the borrower viewed the appraisal on [redaction].          06/21/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                 Buyer Comment (2023-06-21): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.
[redacted] [redacted] [redacted] 626       28817955                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank [redacted]): Creditor did not    Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-06-21): Received proof the borrower viewed the appraisal on [redaction].          06/21/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                provide a copy of each valuation to applicant [redacted]([redacted])  was provided a copy of the appraisal on [redacted] with an expected                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        business days prior to consummation.                                  received date of [redacted], which is not at least [redacted] business days                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              prior to closing on [redacted]. File is missing evidence of actual receipt                                                                         Buyer Comment (2023-06-21): Please see attached evidence borrower viewed the appraisal within the
                                                                                                                                                                                                                                                                              by the borrower as required under the TILA [redacted]Appraisal Rule.                                                                               required timeframe prior to closing.
[redacted] [redacted] [redacted] 626       28817957                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]Higher-Priced Mortgage Loan:  Borrower not provided with                                                                                                                                                       Buyer Comment (2023-06-21): Seller acknowledges exception, no change to grading.                                               06/21/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.
[redacted] [redacted] [redacted] 626       28817958                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-21): Seller acknowledges exception, no change to grading.                                               06/21/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 626       28817959                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 627       28817962                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 628       28817964                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 629       28817968                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 630       28817972                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 630       28817974                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation Due to a DTI of [redacted]%, the subject loan is at ATR Risk.                                                                                      Reviewer Comment (2023-06-28): Revised income calculations, DTI meets guideline requirements. Exception  06/28/2023                       1          B          A          C          A          B          A          C          A          B          A                NJ        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         of Non QM does not match Due Diligence Loan Designation of ATR Risk.                                                                                                                                                     cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): Please see attached explanation of income for both borrowers. This should clear all income related exceptions.
[redacted] [redacted] [redacted] 630       28817975                         Compliance Compliance    Federal       ATR/QM Defect  General ATR Provision Investor and Non QM DTIs match and both         Ability to Repay (Dodd-Frank [redacted]): The DTI calculated in       Borrower and Co-Borrower were qualified with monthly incomes of                                                                                    Reviewer Comment (2023-06-28): Revised income calculations, DTI meets guideline requirements. Exception  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   moderately exceed Guidelines                                          accordance with the Lenders Guidelines and                            $[redacted]and $[redacted]with a DTI of [redacted]%. Income documentation                                                                          cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        [redacted]([redacted])([redacted]) of [redacted]% moderately exceeds  in the file verifies the incomes are $[redacted](using [redacted]year OT                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                                                                                        the guideline maximum of [redacted]%. (DTI Exception is eligible to   average) for borrower and $[redacted](using YTD OT average) and coborrower
                                                                                                                                                                                                        be regraded with compensating factors.)                               respectively, resulting in a DTI of [redacted]%, which exceeds the                                                                                 Buyer Comment (2023-06-26): Please see attached explanation of income for both borrowers. This should
                                                                                                                                                                                                                                                                              guideline maximum DTI of [redacted]%.                                                                                                              clear all income related exceptions.
[redacted] [redacted] [redacted] 630       28817976                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Borrower and Co-Borrower were qualified with monthly incomes of                                                                                    Reviewer Comment (2023-06-28): Revised income calculations, DTI meets guideline requirements. Exception  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                $[redacted]and $[redacted]with a DTI of [redacted]%. Income documentation                                                                          cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                     Guidelines                                                                                                                                                               in the file verifies the incomes are $[redacted](using [redacted]year OT                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                     Discrepancy                                                                                                                                                              average) for borrower and $[redacted](using YTD OT average) and coborrower
                                                                                                                                                                                                                                                                              respectively, resulting in a DTI of [redacted]%, which exceeds the                                                                                 Buyer Comment (2023-06-26): Please see attached explanation of income for both borrowers. This should
                                                                                                                                                                                                                                                                              guideline maximum DTI of [redacted]%.                                                                                                              clear all income related exceptions.
[redacted] [redacted] [redacted] 630       28817977                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank [redacted]): Based on the loan failing   Due to a DTI of [redacted]%, the subject loan is at ATR Risk.                                                                                      Reviewer Comment (2023-06-28): Revised income calculations, DTI meets guideline requirements. Exception  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         one or more guideline components, the loan is at ATR risk.                                                                                                                                                               cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): Please see attached explanation of income for both borrowers. This should clear all income related exceptions.
[redacted] [redacted] [redacted] 631       28817979                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 632       28817984                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure APR Inaccurate - Regular Transaction    TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed  Final Closing Disclosure  disclosed an APR of [redacted]%; calculated APR                                                                          Reviewer Comment (2023-06-29): [redaction]applied [redaction] fee to finance charge.                     06/29/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Timing Without Waiver                                                 on final CD [redacted] is inaccurate (off by more than [redacted]%)   is [redacted]%. File is missing evidence the borrowers received the Final                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        compared to actual APR at consummation.  Closing Disclosure not       Closing Disclosure at least [redacted] business days prior to the closing                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        provided to Borrower at least [redacted]([redacted]) business days    date of  [redacted].                                                                                                                               Buyer Comment (2023-06-28): Please see attached confirming from the [redaction]the breakout for the                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                        prior to closing.                                                                                                                                                                                                        [redaction]fee.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-27): [redaction] received attestation regarding purpose of [redaction] fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                 However, there was not [redaction] fee noted on this file.  No invoice reflects any [redaction] or breakdown to offset.  Finance Charges included in calculation are: [redaction] $[redaction],
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction]$[redaction], [redaction]$[redaction], [redaction]$[redaction], [redaction] $[redaction],
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction] $[redaction]& [redaction] $[redaction].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): Please include AMC fee in the  APR.
[redacted] [redacted] [redacted] 632       28817985                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 633       28817988                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 633       28817990                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  - ___                                                                 The [redacted]W2 was missing from the file for the co-borrower. Please                                                                             Reviewer Comment (2023-06-30): [redaction] [redaction] provided. Exception cleared.                      06/30/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 provide for review.                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): Please see the attached [redaction] [redaction].                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 634       28817991                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          06/28/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 635       28817995                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 635       28817997                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     File is missing the insurance policy for the Continental investment                                                                                Reviewer Comment (2023-06-28): The borrowers no longer have any interest in this property per deed and   06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Document                                                                                                                                                   property. Upon receipt of the missing property insurance policy, additional                                                                        property history report. Removed REO, exception cleared.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                              conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                            Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [redaction]: see the attached deed.
[redacted] [redacted] [redacted] 636       28817999                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 636       28818002                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank [redacted]): Creditor did not    Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-06-21): No appraisal revision present in loan file docs.                          06/21/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                provide a copy of each valuation to applicant [redacted]([redacted])  was provided a copy of the appraisal on [redacted] with an expected                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        business days prior to consummation.                                  received date of [redacted], which is not [redacted] business days prior to                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              closing on [redacted]. File is missing evidence of actual receipt by the                                                                           Buyer Comment (2023-06-21): Loan closed [redaction] not [redaction]. Please review.
                                                                                                                                                                                                                                                                              borrower as required under the TILA HPML Appraisal Rule.
[redacted] [redacted] [redacted] 637       28818006                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 638       28818013                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 639       28818015                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 640       28818018                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 640       28818020                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]Higher-Priced Mortgage Loan:  Borrower not provided with    Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 640       28818021                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 641       28818022                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 642       28818026                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 643       28818029                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 644       28818034                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 645       28818037                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 646       28818042                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 647       28818046                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          06/28/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 648       28818048                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 648       28818049                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Subject property was appraised on [redacted] prior to the FEMA disaster     Property        The subject property    SitusAMC,Aggregator            Reviewer Comment (2023-06-20): The subject property was appraised on [redaction] after the FEMA disaster                       06/20/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        (SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES, AND       inspected post  was appraised on                                       start date of [redaction]. [redaction]is not required per client guides.                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                              MUDSLIDES) dated [redacted]. File is missing a property inspection dated    disaster but    [redacted] after the                                                                                                                                                                                                                                                                                                                                 Other
                                                                                                                                                                                                                                                                              after the disaster, or the lender's Rep and Warranty attestation along with pre-[redacted]  FEMA disaster start
                                                                                                                                                                                                                                                                              visible confirmation that the subject property was not damaged.             declaration of  date of [redacted]. PDI
                                                                                                                                                                                                                                                                                                                                                          disaster end    is not required per
                                                                                                                                                                                                                                                                                                                                                          date.           client guides.
[redacted] [redacted] [redacted] 649       28818054                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 650       28818058                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 651       28818060                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 652       28818065                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 653       28818069                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 653       28818072                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]Higher-Priced Mortgage Loan:  Borrower not provided with    Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-06-21): .                                                                                                  06/21/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 653       28818073                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-21): .                                                                                                  06/21/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 654       28818074                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 655       28818080                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 656       28818083                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 657       28818087                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 657       28818090                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation Due to a DTI of [redacted]%, the subject loan designation is ATR Risk.                                                                             Reviewer Comment (2023-06-21): Received a letter from the borrower's employer (which was not provided in 06/21/2023                       1          B          A          C          A          B          A          C          A          B          A                OH        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         of Non QM does not match Due Diligence Loan Designation of ATR Risk.                                                                                                                                                     the original file) that verifies an annual salary increase to $[redaction]/ [redaction]= $[redaction].                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                 Lender qualified with a monthly income of $[redaction]. Used the lower income and DTI is now                                                                                                                                                                                                  Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction]%.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): [redaction]: Client submitted a letter from their employer showing a raise was given. The income will be $[redaction]/year.
[redacted] [redacted] [redacted] 657       28818091                         Compliance Compliance    Federal       ATR/QM Defect  General ATR Provision Investor and Non QM DTIs don't match and both   Ability to Repay (Dodd-Frank [redacted]): The DTIs calculated in      Borrower was qualified with monthly income of $[redacted]and a DTI of                                                                              Reviewer Comment (2023-06-21): Received a letter from the borrower's employer (which was not provided in 06/21/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   moderately exceed Guidelines                                          accordance with the [redacted]Guidelines of [redacted]% and based on  [redacted]%. However, the borrower's paystub and written VOE verify a semi-                                                                        the original file) that verifies an annual salary increase to $[redaction]/ [redaction]= $[redaction].                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                        [redacted]([redacted])([redacted]) of [redacted]% moderately exceed   monthly salary of $[redacted]which is $[redacted]per month. This results in                                                                        Lender qualified with a monthly income of $[redaction]. Used the lower income and DTI is now                                                                                                                                                                                                  Other
                                                                                                                                                                                                        the guideline maximum of [redacted]%. (DTI Exception is eligible to   a DTI of [redacted]%, which exceeds the guideline maximum DTI of                                                                                   [redaction]%.
                                                                                                                                                                                                        be regraded with compensating factors.)                               [redacted]%.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): [redaction]: Client submitted a letter from their employer showing a raise was given. The income will be $[redaction]/year.
[redacted] [redacted] [redacted] 657       28818092                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Borrower was qualified with monthly income of $[redacted]and a DTI of                                                                              Reviewer Comment (2023-06-21): Received a letter from the borrower's employer (which was not provided in 06/21/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                [redacted]%. However, the borrower's paystub and written VOE verify a semi-                                                                        the original file) that verifies an annual salary increase to $[redaction]/ [redaction]= $[redaction].                                                                                                                                                                                        Cash-out -
                                                                                                     Guidelines                                                                                                                                                               monthly salary of $[redacted] which is $[redacted] per month. This results                                                                         Lender qualified with a monthly income of $[redaction]. Used the lower income and DTI is now                                                                                                                                                                                                  Other
                                                                                                     Discrepancy                                                                                                                                                              in a DTI of [redacted]%, which exceeds the guideline maximum DTI of                                                                                [redaction]%.
                                                                                                                                                                                                                                                                              [redacted]%.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): [redaction]: Client submitted a letter from their employer showing a raise was given. The income will be $[redaction]/year.
[redacted] [redacted] [redacted] 657       28818093                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank [redacted]): Based on the loan failing   Due to a DTI of [redacted]%, the subject loan is at ATR Risk.                                                                                      Reviewer Comment (2023-06-21): Received a letter from the borrower's employer (which was not provided in 06/21/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         one or more guideline components, the loan is at ATR risk.                                                                                                                                                               the original file) that verifies an annual salary increase to $[redaction]/ [redaction]= $[redaction].                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                 Lender qualified with a monthly income of $[redaction]. Used the lower income and DTI is now                                                                                                                                                                                                  Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction]%.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): [redaction]: Client submitted a letter from their employer showing a raise was given. The income will be $[redaction]/year.
[redacted] [redacted] [redacted] 658       28818095                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 659       28818099                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 660       28818102                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 661       28818105                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 662       28818106                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 663       28818147                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 664       28818113                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 665       28818136                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 666       28818110                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 667       28818160                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 668       28818126                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 669       28818139                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 670       28818132                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 671       28818153                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 672       28818117                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 672       28818121                         Compliance Compliance    State         State Defect   [redacted] [redacted]Complaint Agency Disclosure Timing Test          [redacted] Home Loan: Borrower not provided with a document, at time  [redacted] Complaint Agency Disclosures in the file were provided to the                                                                           Reviewer Comment (2023-06-20): Per [redaction]compliance department:                                     06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         of application, specifying the agency designated to receive           borrower on [redacted], which was not at the time of application on                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        complaints or inquiries about the origination and making of the loan. [redacted].                                                                                                                                        Section [redaction] states that "At the time of application for a mortgage loan, the mortgage broker,                                                                                                                                                                                         Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator."

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction] had previously reached out to outside counsel on a similar issue and was advised that while there's a basis to use the technical definition of application, there's also a basis to simply just use the 1003 as state regulations particularly ones that pre-date the new TILA definition of application meant to take into account the technical definition. If the [redaction] Compliant Agency Disclosure was provided and signed by borrower within [redaction] days of the initial 1003 exception can be cleared.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Borrower signed the Initial 1003 on [redaction]. [redaction] Complaint Agency Disclosure was provided the same day.
[redacted] [redacted] [redacted] 673       28818149                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 674       28818142                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 674       28818145                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     File is missing the real estate tax verification for investment property.                                                                          Reviewer Comment (2023-06-30): Property history report provided. Exception cleared.                      06/30/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Document                                                                                                                                                   Upon receipt of the missing property tax certification, additional                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                                                                                                                                                              conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): Please see the attached verification of property taxes.
[redacted] [redacted] [redacted] 675       28818129                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 676       28818156                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 677       28818123                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 678       28818164                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 678       28818166                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The paystub for the co-borrower was almost illegible. Please provide a                                                                             Reviewer Comment (2023-06-21): Received the co-borrower's legible paystub.                               06/21/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 clear copy of the paystub to confirm base wages and semi-monthly pay.                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              Additional exceptions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please see attached paystub.                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 679       28818168                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          06/28/2023 2          A          A          A          A          A          A          A          A          A          A                DC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 680       28818172                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 680       28818175                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Compliant                               [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-21): .                                                                                                  06/21/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 681       28818178                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted]business days   -                                                                     The file was missing the VVOE dated within [redacted] business days prior                                                                          Reviewer Comment (2023-06-21): Received the [redaction] dated [redaction].                               06/21/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                to the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): [redaction]: See the attached [redaction] for [redaction].                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 681       28818179                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 682       28818181                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 683       28818186                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          06/28/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 684       28818191                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 684       28818193                         Credit     Missing       General       Missing        Incomplete Document: 1003 Final is incomplete                                                                                               File is missing the corrected Final 1003 due to the borrowers first                                                                                Reviewer Comment (2023-07-03): 1003 corrected, exception cleared.                                        07/03/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Document                    Document                                                                                                                                                   mortgage not being disclosed in section [redacted]as required.                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-29): [redaction]: This error was due to an error in technology, please see the                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 corrected 1003 as the client disclosed this debt.
[redacted] [redacted] [redacted] 685       28818195                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 686       28818198                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 687       28818202                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 688       28818204                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 689       28818207                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 690       28818210                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 691       28818216                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 692       28818218                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 693       28818220                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 694       28818223                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 694       28818226                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure APR Inaccurate - Regular Transaction    TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed  Final Closing Disclosure  disclosed an APR of [redacted]%; calculated APR                                                                          Reviewer Comment (2023-06-23): [redaction] received lender attestation on purpose of [redaction] and     06/23/2023                       1          C          A          C          A          C          A          C          A          C          A                DE        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Timing Without Waiver                                                 on final CD [redacted] is inaccurate (off by more than [redacted]%)   is [redacted]% which is a variance of [redacted]%.                                                                                                 determined not a finance charge                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        compared to actual APR at consummation.  Closing Disclosure not                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        provided to Borrower at least [redacted]([redacted]) business days                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
                                                                                                                                                                                                        prior to closing.                                                                                                                                                                                                        Buyer Comment (2023-06-22): Please include the appraisal management fee of $[redaction]in your prepaid finance charge calculation, the appraisal invoice is on page [redaction]of your loan file.
[redacted] [redacted] [redacted] 695       28818228                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 696       28818232                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 697       28818242                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 698       28818243                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 699       28818251                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 700       28818253                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 701       28818255                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 702       28818258                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 703       28818262                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Compliant                               [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-22): .                                                                                                  06/22/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 703       28818264                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 704       28818266                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 705       28818271                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 706       28818272                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 707       28818277                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 708       28818282                         Credit     Insurance     Insurance     Insurance      Missing Document: Flood Insurance Policy not provided                                                                                       File is missing the Flood Certificate for the subject property. Upon                                                                               Reviewer Comment (2023-06-28): Flood policy provided, exception cleared.                                 06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                LA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Documentation                                                                                                                                                            receipt of the missing Flood Certificate, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): Please see attached flood insurance dec page.                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-23): Please disregard the commentary on this exception. We need the flood policy information, not the flood cert. The flood cert was in the file. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): Please see attached flood cert.
[redacted] [redacted] [redacted] 708       28818285                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 708       28818286                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The File is missing a paystub for borrower's primary employment. Upon                                                                              Reviewer Comment (2023-06-23): Paystub provided for the borrower and supports income. Exception cleared. 06/23/2023                       1          C          A          C          A          C          A          C          A          C          A                LA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 receipt of the paystub, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): Please see attached paystub.                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 709       28818288                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 710       28818291                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 711       28818294                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 712       28818298                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 713       28818300                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 714       28818303                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 715       28818307                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 715       28818308                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan           Subject loan was originated under the Higher Priced QM ([redacted])                                                                                Reviewer Comment (2023-06-23): [redaction] received lender attestation on purpose of [redaction] fee and 06/23/2023                       1          B          A          C          A          B          A          C          A          B          A                CO        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Designation of Higher Priced QM ([redacted]) does not match Due       designation however, the subject loan has tested as Safe Harbor QM                                                                                 included in finance charge calculation.                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Diligence Loan Designation of Safe Harbor QM ([redacted]).            ([redacted]).                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): Please include the [redaction] fee in the APR. Once updated, the
                                                                                                                                                                                                                                                                                                                                                                                                                                 QM[redaction] designation should match.
[redacted] [redacted] [redacted] 716       28818310                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 717       28818313                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 718       28818316                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 718       28818317                         Credit     Income /      Income        Missing        REO Documents are missing.                                            - ___                                                                 File is missing the Hazard Insurance Policy to verify sufficient coverage                                                                          Reviewer Comment (2023-06-23): No HOI per borrower. Exception cleared.                                   06/23/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Document                                                                                                                                                   and the annual premium. Upon receipt of the missing Hazard Insurance                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              Policy, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): Please see the LOX from the client confirming there is no HOI on this home                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 719       28818319                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 720       28818322                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 721       28818329                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 722       28818331                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-30): Seller acknowledges the exception. This exception is for informational                          06/30/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 723       28818334                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 724       28818338                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 725       28818341                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 725       28818342                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted]Non Compliant                                  Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-06-23): Verification of earlier borrower receipt of the appraisal provided.       06/23/2023                       1          C          A          C          A          C          A          C          A          C          A                NY        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                        Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): [redaction]: See attached proof client viewed appraisal.
[redacted] [redacted] [redacted] 725       28818343                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank [redacted]): Creditor did not    Verification of earlier borrower receipt of the appraisal was missing from                                                                         Reviewer Comment (2023-06-23): Verification of earlier borrower receipt of the appraisal provided.       06/23/2023                       1          C          A          C          A          C          A          C          A          C          A                NY        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                provide a copy of each valuation to applicant [redacted] ([redacted]) the file.                                                                                                                                          Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        business days prior to consummation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other
[redacted] [redacted] [redacted] 726       28818348                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 727       28818351                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 728       28818353                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 729       28818358                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 730       28818360                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-30): Seller acknowledges the exception. This exception is for informational                          06/30/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 731       28818365                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 732       28818367                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 733       28818372                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 734       28818374                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 734       28818376                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation Loan designation failure due to ATR failure. This exception will be cleared                                                                        Reviewer Comment (2023-07-03): Agree that the total income of $[redaction] is below the [redaction]      07/03/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         of Non QM does not match Due Diligence Loan Designation of ATR Risk.  once all ATR specific exceptions have been cured/cleared.                                                                                          requirement for filing of married filing joint. Lender has confirmed filing type and bracket and all                                                                                                                                                                                          Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                 income grossed up. Exception cleared.                                                                                                                                                                                                                                                         Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-30): please see attached

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): Please provide evidence of the same so we can update our income. The borrowers exceed the income level required to file a return based on presumed filing type. Diligence needs further support to gross all income up. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Clients are not required to file taxes. Per guidelines, [redaction]% of the income is being grossed up by [redaction]%. Calculated Gross Up Factor = [redaction]for pension/social security income for both clients
[redacted] [redacted] [redacted] 734       28818377                         Compliance Compliance    Federal       ATR/QM Defect  General ATR Provision Investor and Non QM DTIs match and both         Ability to Repay (Dodd-Frank [redacted]): The DTI calculated in       DTI is excessive due to lender's income calculations. Notes on the                                                                                 Reviewer Comment (2023-07-03): Agree that the total income of $[redaction]is below the [redaction]       07/03/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   significantly exceed Guidelines                                       accordance with the Lenders Guidelines and                            [redacted]state all income is non-taxable, however, the total income for                                                                           requirement for filing of married filing joint. Lender has confirmed filing type and bracket and all                                                                                                                                                                                          Cash-out -
                                                                                                                                                                                                        [redacted]([redacted])([redacted]) of [redacted]% significantly       this married couple exceeds the [redacted][redacted]filing requirements                                                                            income grossed up. Exception cleared.                                                                                                                                                                                                                                                         Other
                                                                                                                                                                                                        exceeds the guideline maximum of [redacted]%. (DTI Exception requires based on actual gross income. Per lender guidelines, [redacted]has been compelling compensating factors to consider regrading to [redacted].) grossed up by [redacted]% by diligence, Pension has not been grossed up at
                                                                                                                                                                                                                                                                              all. Please provide additional supporting documentation that shows all                                                                             Buyer Comment (2023-06-30): please see attached
                                                                                                                                                                                                                                                                              income is non-taxable.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): Please provide evidence of the same so we can update our income. The borrowers exceed the income level required to file a return based on presumed filing type. Diligence needs further support to gross all income up. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Clients are not required to file taxes. Per guidelines, [redaction]% of the income is being grossed up by [redaction]%. Calculated Gross Up Factor = [redaction]for pension/social security income for both clients
[redacted] [redacted] [redacted] 734       28818378                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Excessive DTI due to the lender grossing up all income streams.                                                                                    Reviewer Comment (2023-07-03): Agree that the total income of $[redaction]is below the                   07/03/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                Documentation to support this was missing from the file.                                                                                           [redaction]requirement for filing of married filing joint. Lender has confirmed filing type and bracket                                                                                                                                                                                       Cash-out -
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                  and all income grossed up. Exception cleared.                                                                                                                                                                                                                                                 Other
                                                                                                     Discrepancy

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-30): please see attached

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): Please provide evidence of the same so we can update our income. The borrowers exceed the income level required to file a return based on presumed filing type. Diligence needs further support to gross all income up. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Clients are not required to file taxes. Per guidelines, [redaction]% of the income is being grossed up by [redaction]%. Calculated Gross Up Factor = [redaction]for pension/social security income for both clients
[redacted] [redacted] [redacted] 734       28818379                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank [redacted]): Based on the loan failing   ATR Risk due to excessive DTI. This exception will be cleared once all ATR                                                                         Reviewer Comment (2023-07-03): Agree that the total income of $[redaction]is below the IRS requirement   07/03/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         one or more guideline components, the loan is at ATR risk.            specific exceptions have been cured/cleared.                                                                                                       for filing of married filing joint. Lender has confirmed filing type and bracket and all income grossed                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                 up. Exception cleared.                                                                                                                                                                                                                                                                        Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-30): please see attached

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): Please provide evidence of the same so we can update our income. The borrowers exceed the income level required to file a return based on presumed filing type. Diligence needs further support to gross all income up. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Clients are not required to file taxes. Per guidelines, [redaction]% of the income is being grossed up by [redaction]%. Calculated Gross Up Factor = [redaction]for pension/social security income for both clients
[redacted] [redacted] [redacted] 735       28818384                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 736       28818388                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 737       28818393                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 738       28818395                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 739       28818399                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 740       28818403                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 741       28818407                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 742       28818409                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 743       28818413                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 744       28818415                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 745       28818419                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 746       28818424                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 746       28818425                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     Mortgage Statement missing in file.                                                                                                                Reviewer Comment (2023-06-26): Taxes received; vacant land. Exception cleared.                           06/26/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): A mortgage coupon is not required as the mortgage debt from the credit report was included in DTI. Additionall, the attached tax bill verifies the small tax expense and verification of HOI is not required on vacant land.
[redacted] [redacted] [redacted] 747       28818430                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 748       28818434                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 749       28818438                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 749       28818440                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]Higher-Priced Mortgage Loan:  Borrower not provided with    Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-06-22): Seller Acknowledges the exception, no change to the grading.                                       06/22/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 749       28818441                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-22): Seller Acknowledges the exception, no change to the grading.                                       06/22/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 750       28818443                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 750       28818446                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   [redacted] was issued on incorrect form.  Provide the following: Letter of                                                                         Reviewer Comment (2023-07-06): Revised [redaction] was provided to borrower to satisfy exception.                   07/06/2023            2          C          B          C          B          C          B          C          B          C          B                PA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       Explanation, Proof of Delivery, and Re-open Rescission using the correct                                                                           Exception cured                                                                                                                                                                                                                                                                               Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             considered the original creditor. The [redacted] form was used, the   model form. [redacted] Form must be used as the lender paid off at closing                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                           [redacted] form should have been used.                                is not the same as originating lender.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-07-05): New [redaction] period has expired, please clear issue and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-06-29): All cure documentation received including proof of delivery
                                                                                                                                                                                                                                                                                                                                                                                                                                 ([redaction]), LOE to the borrower, and new [redaction] form that expires at midnight of [redaction].
                                                                                                                                                                                                                                                                                                                                                                                                                                 This exception can be cured [redaction].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): Please see attached updated [redaction].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-23): The current [redaction]lien is with [redaction], however, the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction]lien that was paid off at closing was originated with another lender. [redaction] must be used. Exception remains for cure documentation.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): Please see attached note confirming we originated the [redaction] lien.
[redacted] [redacted] [redacted] 751       28818448                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 751       28818451                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Compliant                               [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-22): .                                                                                                  06/22/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 752       28818453                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          06/28/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 753       28818457                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 754       28818460                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 755       28818464                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 756       28818468                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 757       28818472                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 758       28818477                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 759       28818479                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 760       28818482                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 761       28818485                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 762       28818488                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 763       28818492                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 764       28818495                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 765       28818498                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 766       28818501                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 767       28818505                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 768       28818508                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 769       28818510                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          06/20/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 769       28818513                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank [redacted]): Creditor did not    Creditor did not provide a copy of revised valuation to applicant                                                                                  Buyer Comment (2023-06-22): .                                                                                                  06/22/2023 2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                provide a copy of revised valuation to applicant                      [redacted]([redacted]) business days prior to consummation                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                        [redacted]([redacted]) business days prior to consummation.                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
[redacted] [redacted] [redacted] 770       28818518                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 771       28818521                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 772       28818525                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-20): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 772       28818527                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form [redacted] however, the Title Search verifies                                                                           Buyer Comment (2023-06-22): .                                                                                                  06/22/2023 2          B          B          B          B          B          B          B          B          B          B                AZ        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           the proper Model Form for a refinancing by the same creditor. The     the [redacted]lien mortgage is in the name of the same lender as the                                                                                                                                                                                                                                                                                                                                                                             Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             [redacted] form was used, the [redacted] form should have been used.  subject cash-out [redacted]mortgage. Right to Cancel should be on Form                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                 [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 773       28818528                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 774       28818532                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 775       28818534                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 775       28818537                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The borrower's most recent paystub is  illegible. Upon receipt of the                                                                              Reviewer Comment (2023-06-23): Paystub provided and supports. Exception cleared.                         06/23/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 legible paystub, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): [redaction]: see attached paystub.                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 776       28818539                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 777       28818542                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 778       28818545                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 779       28818551                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 780       28818553                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                RI        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 780       28818555                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Mortgage was notarized on  [redacted] and the Right to Cancel was executed                                                                         Reviewer Comment (2023-07-03): Original RTC not signed so unable to determine receipt.  New RTC signed              07/03/2023            2          C          B          C          B          C          B          C          B          C          B                RI        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted], prior to [redacted]([redacted]) business days from        by the borrower on [redacted] with a rescission expiration date of                                                                                 on [redaction] with acceptable resisssion expiration of [redaction] which cures original rescission                                                                                                                                                                                           Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             transaction date of [redacted].                                       [redacted]. Final Closing Disclosure disclosed a disbursement date of                                                                              exception.                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                 [redacted], which is prior to the expected expiration date of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                   Incomplete                                                                                                                                                 and the eligible disbursement date of [redacted].
                                                                                                                   and/or                                                                                                                                                                                                                                                                                                        Buyer Comment (2023-06-29): The loan was originally scheduled to close on [redaction] and a physical
                                                                                                                   provided on                                                                                                                                                                                                                                                                                                   closing took place. The loan disbursed on [redaction]. It was not until we received the partial closing
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                package that it was discovered documents were missing. They were included in the package sent to the borrower, however somewhere between signing and us receiving the package, documents and pages were lost or mislocated. As a result, the borrower then resigned a new package which was prepared for them on the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction] which they signed on the [redaction]. The notary ammended the [redaction] form to reflect
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction] as the day opening rescission.

                                                                                                                                                                                                                                                                                                                                                                                                                                 There should not be a violation here as a closing occured, pages were lost and a new closing was required. The borrower was provided the required documents at the resign along with a new rescission period.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): This exception has been reviewed by [redaction] compliance department with this response:

                                                                                                                                                                                                                                                                                                                                                                                                                                 1. It is unclear if the borrower was provided a RTC at closing ([redaction]). The RTC dated [redaction]
                                                                                                                                                                                                                                                                                                                                                                                                                                 in file is not signed by the borrower. The only RTC signed is from [redaction].

                                                                                                                                                                                                                                                                                                                                                                                                                                 2. If the borrower was provided a RTC form at closing, we would need a copy of the executed form from
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction] to determine if an exception should or should not be set.

                                                                                                                                                                                                                                                                                                                                                                                                                                 There are [redaction] mortgages in the file. One was notarized on [redaction] and the actual recorded mortgage was notarized on [redaction].

                                                                                                                                                                                                                                                                                                                                                                                                                                 There are [redaction] CD's in the file. The initial CD is dated [redaction] and the final CD is dated
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction]. Unable to verify if a CD was issued on and signed by the borrower on [redaction].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): The loan disbursed [redaction] as stated on the CD. This was the scheduled disbursement date. The borrower still received a [redaction]form at the resign and was allowed the required rescission period so there should be no violation regardless of the disbursement date.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-26): This was submitted to compliance and they need additional information.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please provide evidence of the actual disbursement date for further review.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): After closing part of the signed package could not be located and the borrower had to resign. There is no violation as the borrower was provided a right to rescind which was valid.
[redacted] [redacted] [redacted] 781       28818557                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          06/28/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 782       28818560                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 783       28818563                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 784       28818567                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 785       28818568                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                MT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 786       28818572                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 787       28818577                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 788       28818604                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 788       28818606                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA     Truth in Lending Act ([redacted]):  [redacted]disclosure was not      Subject loan has tested as a [redacted]loan. File is missing the required                                                                          Reviewer Comment (2023-06-29): This exception was reviewed by compliance as we had the breakdown of the  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Disclosure Not Provided)                                              provided to the Borrower                                              [redacted]Disclosure.                                                                                                                              [redaction] and [redaction] fees submitted by the lender. Compliance was able to update testing and all                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                                                                                                                                                                                                                                                   [redaction] related failures were cleared based on the documentation received.                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): [redaction]received appraisal invoice.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [redaction]: see the transferred appraisal invoice showing that the
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redaction]appraisal fee should be excluded from this test.
[redacted] [redacted] [redacted] 788       28818607                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed   Truth in Lending Act ([redacted]): Mortgage loan financed Points and                                                                                                                                                     Reviewer Comment (2023-06-29): This exception was reviewed by compliance as we had the breakdown of the  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Points and Fees)                                                      Fees.                                                                                                                                                                                                                    [redaction] and [redaction] fees submitted by the lender. Compliance was able to update testing and all                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                                                                                                                                                                                                                                                   [redaction] related failures were cleared based on the documentation received.                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): [redaction] received appraisal invoice

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [redaction]: see the transferred appraisal invoice showing that the
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redaction]appraisal fee should be excluded from this test.
[redacted] [redacted] [redacted] 788       28818608                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late       Truth in Lending Act ([redacted]): Mortgage loan contains a late      Subject loan has tested as a [redacted]loan. Note verifies the late charge                                                                         Reviewer Comment (2023-06-29): This exception was reviewed by compliance as we had the breakdown of the  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Charge)                                                               charge that exceeds the greater of [redacted]% of the amount past due is [redacted]%, which exceeds the maximum allowed of [redacted]% for the                                                                           [redaction] and [redaction] fees submitted by the lender. Compliance was able to update testing and all                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                          or grace period of less than [redacted] days.                         State of [redacted].                                                                                                                               [redaction] related failures were cleared based on the documentation received.                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): [redaction] received appraisal invoice

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [redaction]: see the transferred appraisal invoice showing that the
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redaction]appraisal fee should be excluded from this test.
[redacted] [redacted] [redacted] 788       28818609                         Compliance Compliance    Federal       Federal Defect (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)     Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject                                                                                                                                                    Reviewer Comment (2023-06-29): This exception was reviewed by compliance as we had the breakdown of the  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -   (1) Signed letter from borrower indicating their choice to either (a)      C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         loan of [redacted]% is in excess of the allowable maximum of                                                                                                                                                             [redaction] and [redaction] fees submitted by the lender. Compliance was able to update testing and all                                                                                                                                                                                       Cash-out -    accept refund and make loan non-high-cost or (b) keep loan as high-cost                                                                             Priced QM   Priced
                                                                                                                                                                                                        [redacted]% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                         [redaction] related failures were cleared based on the documentation received.                                                                                                                                                                                                                Other         and make loan compliant; (2) Assuming option (a) is selected, a copy of                                                                             (APOR)      QM
                                                                                                                                                                                                        $[redacted]on a Federal Total Loan Amount of $[redacted]vs. an                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund check and proof of mailing; (3) Assuming option (b) is selected,                                                                                         (APOR)
                                                                                                                                                                                                        allowable total of $[redacted](an overage of $[redacted]or                                                                                                                                                                                                                                                                                                                                                                                                                                                                           proof of cure for each of the prohibited practices violations noted.
                                                                                                                                                                                                        .[redacted]%).  Non-Compliant High Cost Loan.                                                                                                                                                                            Reviewer Comment (2023-06-28): [redaction] received appraisal invoice

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [redaction]: see the transferred appraisal invoice showing that the
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redaction]appraisal fee should be excluded from this test.
[redacted] [redacted] [redacted] 788       28818610                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Truth in Lending Act ([redacted]): Borrower did not receive pre-loan  Subject loan has tested as a [redacted]loan. File is missing evidence the                                                                          Reviewer Comment (2023-06-29): This exception was reviewed by compliance as we had the breakdown of the  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Requirement)                                                          counseling.                                                           borrower received pre-loan counseling.                                                                                                             [redaction] and [redaction] fees submitted by the lender. Compliance was able to update testing and all                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                                                                                                                                                                                                                                                   [redaction] related failures were cleared based on the documentation received.                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): [redaction] received appraisal invoice

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [redaction]: see the transferred appraisal invoice showing that the
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redaction]appraisal fee should be excluded from this test.
[redacted] [redacted] [redacted] 788       28818611                         Compliance Compliance    Federal       ATR/QM Defect  QM Points and Fees [redacted]                                         Qualified Mortgage (Dodd Frank [redacted]): Points and Fees on                                                                                                                                                           Reviewer Comment (2023-06-29): This exception was reviewed by compliance as we had the breakdown of the  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         subject loan of [redacted]% is in excess of the allowable maximum of                                                                                                                                                     [redaction] and [redaction] fees submitted by the lender. Compliance was able to update testing and all                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]% of the Federal Total Loan Amount. Points and Fees total                                                                                                                                                      [redaction] related failures were cleared based on the documentation received.                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        $[redacted]on a Federal Total Loan Amount of $[redacted]vs. an                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                        allowable total of $[redacted](an overage of $[redacted]or
                                                                                                                                                                                                        .[redacted]%).                                                                                                                                                                                                           Reviewer Comment (2023-06-28): [redaction] received appraisal invoice

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [redaction]: see the transferred appraisal invoice showing that the
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redaction]appraisal fee should be excluded from this test.
[redacted] [redacted] [redacted] 788       28818612                         Compliance Compliance    State         State Defect   (State High Cost Disclosure) South Carolina High-Cost Loan            [redacted] High-Cost Loan:  Evidence of Counseling Certification not  Subject loan has tested as a [redacted] High Cost Mortgage Loan. File is                                                                           Reviewer Comment (2023-06-29): This exception was reviewed by compliance as we had the breakdown of the  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -   See any available cure under the South Carolina High-Cost Loan threshold   C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Certification of Counseling)                                         in file.                                                              missing the [redacted].                                                                                                                            [redaction] and [redaction] fees submitted by the lender. Compliance was able to update testing and all                                                                                                                                                                                       Cash-out -    exception.                                                                                                                                          Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction] related failures were cleared based on the documentation received.                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): [redaction] received appraisal invoice

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [redaction]: see the transferred appraisal invoice showing that the
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redaction]appraisal fee should be excluded from this test.
[redacted] [redacted] [redacted] 788       28818613                         Compliance Compliance    State         State Defect   (State High Cost Provision) South Carolina High-Cost Loan (Financed   [redacted] High-Cost Loan: Points and fees financed into loan exceed  Points and fees in the amount of $[redacted]exceeds [redacted]% of the                                                                             Reviewer Comment (2023-06-29): This exception was reviewed by compliance as we had the breakdown of the  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -   See any available cure under the South Carolina High-Cost Loan threshold   C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Fees Exceeds Threshold)                                               [redacted]% of total loan amount.                                     total loan amount.                                                                                                                                 [redaction] and [redaction] fees submitted by the lender. Compliance was able to update testing and all                                                                                                                                                                                       Cash-out -    exception.                                                                                                                                          Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction] related failures were cleared based on the documentation received.                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): [redaction] received appraisal invoice

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [redaction]: see the transferred appraisal invoice showing that the
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redaction]appraisal fee should be excluded from this test.
[redacted] [redacted] [redacted] 788       28818614                         Compliance Compliance    State         State Defect   (State High Cost) South Carolina High-Cost Loan (Points and Fees)     [redacted] High-Cost and Consumer Home Loan Act: Points and Fees on   Points and fees are excessive by $[redacted]or .[redacted]%. There were no                                                                         Reviewer Comment (2023-06-29): This exception was reviewed by compliance as we had the breakdown of the  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -   (Narrow Defense - CHD Approval Required) Within 45 days after the          C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         subject loan of [redacted]% is in excess of the allowable maximum of  eligible points that could be excluded based on the lender's calculation of                                                                        [redaction] and [redaction] fees submitted by the lender. Compliance was able to update testing and all                                                                                                                                                                                       Cash-out -    discovery of the compliance failure or receipt of written notice of the                                                                             Priced QM   Priced
                                                                                                                                                                                                        [redacted]% of the Total Loan Amount. Points and Fees total           the undiscounted rate and price.                                                                                                                   [redaction] related failures were cleared based on the documentation received.                                                                                                                                                                                                                Other         compliance failure, which compliance failure was not intentional and                                                                                (APOR)      QM
                                                                                                                                                                                                        $[redacted]on a Total Loan Amount of $[redacted]vs. an allowable                                                                                                                                                                                                                                                                                                                                                                                                                                                                     resulted from a bona fide error, creditor must: (1) provide Lender                                                                                              (APOR)
                                                                                                                                                                                                        total of $[redacted](an overage of $[redacted] or .[redacted]%).                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Attestation to AMC attesting the failure was not intentional and was a
                                                                                                                                                                                                        Non-Compliant High Cost Loan.                                                                                                                                                                                            Reviewer Comment (2023-06-28): [redaction] received appraisal invoice                                                                                                                                                                                                                                       bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how high-cost loan was made despite procredures to prevent); (2) make appropriate restitution to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [redaction]: see the transferred appraisal invoice showing that the                                                                                                                                                                                                             for any amounts collected which made the loan high-cost and make
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redaction]appraisal fee should be excluded from this test.                                                                                                                                                                                                                                                appropriate adjustments to the loan to correct the error; and (3) proof of delivery.
[redacted] [redacted] [redacted] 788       28818615                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan           Loan designation failure due to QM points and fees failure. This exception                                                                         Reviewer Comment (2023-06-29): This exception was reviewed by compliance as we had the breakdown of the  06/28/2023                       1          B          A          C          A          B          A          C          A          B          A                SC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Designation of Higher Priced QM ([redacted]) does not match Due       will be cleared when all QM related exceptions are cleared.                                                                                        [redaction] and [redaction] fees submitted by the lender. Compliance was able to update testing and all                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Diligence Loan Designation of QM ([redacted]) Fail.                                                                                                                                                                      [redaction] related failures were cleared based on the documentation received.                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): [redaction] received appraisal invoice

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [redaction]: see the transferred appraisal invoice showing that the
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redaction]appraisal fee should be excluded from this test.
[redacted] [redacted] [redacted] 789       28818583                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 790       28818631                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 791       28818635                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 791       28818636                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted]Non Compliant                                  Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-06-23): Verification the borrower received the appraisal was provided. Exception  06/23/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                        cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): [redaction]: see the attachment.
[redacted] [redacted] [redacted] 791       28818637                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank [redacted]): Creditor did not    Verification of earlier borrower receipt of the appraisal was missing from                                                                         Reviewer Comment (2023-06-23): Verification the borrower received the appraisal was provided. Exception  06/23/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                provide a copy of each valuation to applicant [redacted]([redacted])  the file.                                                                                                                                          cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        business days prior to consummation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): [redaction]: see the attachment.
[redacted] [redacted] [redacted] 792       28818597                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]Higher-Priced Mortgage Loan:  Borrower not provided with    Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-06-22): .                                                                                                  06/22/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 792       28818598                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]Higher-Priced Mortgage Loan: APR on subject loan of         Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-06-22): .                                                                                                  06/22/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or      available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 792       28818599                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 793       28818626                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 793       28818630                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan           Calculated APR of [redacted]% does not exceed  APOR of [redacted]% +                                                                               Reviewer Comment (2023-06-28): Loan is HPQM([redaction])                                                 06/28/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Designation of Higher Priced QM ([redacted]) does not match Due       [redacted]%, or [redacted]% for a higher priced loan.                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Diligence Loan Designation of Safe Harbor QM ([redacted]).                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): The difference between [redaction]calculation and the [redaction]                                                                                                                                                                                                                                                                                                                                                                               (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Calculation is the [redaction]days of interest (the partial unit period between the disbursement date and the first payment date). Regulation [redaction] allows for the [redaction] period to be ignored (Not included) in certain circumstances. Considering [redaction] used the optional method of ignoring the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction] period in the APR calculation, the loan designation exception should be cleared. Please have compliance review to clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-23): [redaction]offset [redaction]and [redaction]fee.  APR calculated at
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction]% which does not exceed threshold of [redaction]%.  Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): Please include the [redaction] fee of $[redaction]in your prepaid finance charge calculation along with the $[redaction][redaction]fee. The Appraisal invoice is on page
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction]of your loan file.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): Please include the [redaction] fee of $[redaction]in your prepaid finance charge calculation along with the $[redaction][redaction]fee. The Appraisal invoice is on page
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redaction] of your loan file.
[redacted] [redacted] [redacted] 794       28818579                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 795       28818622                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 796       28818586                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 797       28818618                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 798       28818624                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 799       28818590                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 799       28818593                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]Higher-Priced Mortgage Loan:  Borrower not provided with    Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-06-23): .                                                                                                  06/23/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 799       28818594                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-23): .                                                                                                  06/23/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 800       28818643                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 801       28818600                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 801       28818602                         Credit     Guideline     Guideline     Guideline      Borrower has been on current job less than [redacted] years, and      -                                                                     The file is missing the co borrowers [redacted]W2 as well as employment                                                                            Reviewer Comment (2023-06-26): [redaction] W2 and revised 1003 showing prior employment received.        06/26/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Issue                        prior employment history was not documented as required.                                                                                    history for that period. If the borrower was not employed previously,                                                                              Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              please confirm the same for further review of this exception.                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-23): [redaction]: see the attachment.
[redacted] [redacted] [redacted] 802       28818640                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 803       28818648                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 804       28818654                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 805       28818656                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 806       28818659                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-03): Seller acknowledges the exception. This exception is for informational                          07/03/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                               Reviewer Comment (2023-07-03): Re-open to waive.
                                                                                                                                  compliance testing included in the review.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational purposes only and does not impact grading.
[redacted] [redacted] [redacted] 806       28818662                         Credit     Loan Package  Closing /     Loan Package   Missing Document: Rider - PUD not provided                                                                                                  Subject property appraised as a [redacted]however, the file is missing the                                                                         Reviewer Comment (2023-07-10): Title commitment does not show specific exceptions for recorded           07/10/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation                                                                                                                                              [redacted]Rider.                                                                                                                                   [redaction] and [redaction]. LOE from the borrower reflects voluntary PUD/expired [redaction]. Exception                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                 cleared.                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): Whether the property has HOA dues or not does not determine if this is a
                                                                                                                                                                                                                                                                                                                                                                                                                                 PUD, please see the attached title from the [redaction] lien, specifically page [redaction] of the document, showing property type as Single Family as well as the attached [redaction] county property appraiser document showing single family residential to clear this condition.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-07): Email from borrower does not satisfy exception. Statement from HOA that
                                                                                                                                                                                                                                                                                                                                                                                                                                 HOA fees are voluntary was not provided.  Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-06): Please see attached email from client as the HOA dues are voluntary.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-03): [redaction] and [redaction] are recorded, and we're missing the full recorded declaration. HOA dues were considered by the lender and in the appraisal. If this is a voluntary PUD, please provide evidence of the same.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): Please see the attached response indicating property is not a PUD.
[redacted] [redacted] [redacted] 806       28818663                         Credit     Loan Package  Closing /     Missing        Missing Document: Security Instrument - Subject Lien not provided                                                                           Subject property appraised as a [redacted]however, the recorded Mortgage in                                                                        Reviewer Comment (2023-07-10): Title commitment does not show specific exceptions for recorded           07/10/2023                       1          D          A          D          A          D          A          D          A          D          A                FL        Primary    Refinance -                                                                              D        A       D        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Document                                                                                                                                                   the file does not have the [redacted]Rider box checked. A corrected                                                                                [redaction]and [redaction]. LOE from the borrower reflects voluntary PUD/expired [redaction]. Exception                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              Mortgage and scrivener's affidavit of intent to re-record is missing from                                                                          cleared.                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              the file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-07): Email from borrower does not satisfy exception. Statement from HOA that
                                                                                                                                                                                                                                                                                                                                                                                                                                 HOA fees are voluntary was not provided.  Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-06): Please see attached email from client as the HOA dues are voluntary.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-03): [redaction]and [redaction]are recorded, full declaration not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                 HOA dues were considered by the lender and made part of the appraisal. If the subject is in a voluntary
                                                                                                                                                                                                                                                                                                                                                                                                                                 PUD, please provide evidence of the same.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): Please see the attached response indicating property is not a PUD.
[redacted] [redacted] [redacted] 807       28818664                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          06/28/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 807       28818667                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The borrower's most recent paystub is illegible. Upon receipt of the                                                                               Reviewer Comment (2023-07-13): Received the co-borrower's legible paystub.                               07/13/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 legible paystub, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-13): The YTD on the stub, when averaged over time received confirm the borrower                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 recieved [redaction] payments of $[redaction]. Confirming [redaction] bi-weekly pay periods.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-06): Paystub is dated [redaction] but dies not have document pay period or biweekly or semimonthly.  Exception remains

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-05): Please see the attached legible stub.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-03): This paystub is still illegible. YTD earnings, salary, pay period, etc is all unable to be read. Please provide either a legible paystub or other acceptable documentation for us to be able to document this borrower's income.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-29): Please see the attached legible paystub.
[redacted] [redacted] [redacted] 808       28818669                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 809       28818672                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 810       28818674                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 810       28818677                         Compliance Compliance    Federal       Missing        Notice of Special Flood Hazard Disclosure Not Provided Timely         [redacted]Notification Rule: Creditor did not provide a Notice of     Notice of Special Flood Hazards dated [redacted] was not provided within a                                                                         Buyer Comment (2023-06-23): Seller acknowledges the exception, no change to grading                                            06/23/2023 2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Disclosure                                                                           Special Flood Hazard Disclosure within a reasonable time prior to     reasonable time prior to closing on [redacted]                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 811       28818679                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 812       28818684                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 813       28818687                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 814       28818695                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 815       28818697                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          06/28/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 815       28818699                         Compliance Compliance    Federal       ATR/QM Defect  Self-Employed Tax Return Recency - QM                                 General QM: Self Employed Tax Returns - The business or personal tax  Borrower was qualified with self-employed income which was verified with                                                                           Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                MN        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         returns provided are not the most recent. Application Date            the [redacted]and [redacted]business tax returns. Subject loan closed on                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted],  Most Recent Tax Return End Date [redacted], Tax Return   [redacted] which is after the [redacted]business tax return filing deadline                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Due Date [redacted].                                                  of [redacted]. File is missing the [redacted]business tax return, or the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                              [redacted]business tax return extension.
[redacted] [redacted] [redacted] 816       28818701                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 817       28818706                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 818       28818712                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 818       28818713                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted] Non Compliant                                 Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-06-26): Verification of earlier borrower receipt of the appraisal provided.       06/26/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                        Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-23): [redaction]: see the attached proof the client viewed the appraisal.
[redacted] [redacted] [redacted] 818       28818715                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank [redacted]): Creditor did not    Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-06-26): Verification of earlier borrower receipt of the appraisal provided.       06/26/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                provide a copy of each valuation to applicant [redacted]([redacted])  was provided a copy of the appraisal on [redacted] with an expected                                                                                Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        business days prior to consummation.                                  received date of [redacted], which is not [redacted] business days prior to                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              closing on [redacted]. File is missing evidence of actual receipt by the
                                                                                                                                                                                                                                                                              borrower as required under the TILA HPML Appraisal Rule.                                                                                           Buyer Comment (2023-06-23): [redaction]: see the attached proof the client viewed the appraisal.
[redacted] [redacted] [redacted] 819       28818720                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                VT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 820       28818724                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 821       28818726                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 822       28818731                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 823       28818734                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 824       28818739                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 825       28818742                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 826       28818744                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 827       28818747                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 828       28818752                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 828       28818754                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The paystub earnings are not legible on the paystub we have in the file for                                                                        Reviewer Comment (2023-06-23): Legible paystub provided, exception cleared.                              06/23/2023                       1          C          A          C          A          C          A          C          A          C          A                DE        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 the borrower. Please provide a legible copy of the paystub.                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): Please see attached legible paystub.
[redacted] [redacted] [redacted] 829       28818802                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 830       28818798                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 831       28818793                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 832       28818786                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 833       28818779                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 834       28818775                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 835       28818762                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 836       28818756                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 836       28818760                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  - ___                                                                 [redacted]W-2 not provided.                                                                                                                        Reviewer Comment (2023-06-27): [redaction] W2's provided and support income.                             06/27/2023                       1          C          A          C          A          C          A          C          A          C          A                CT        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-23): Please see attached W2                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 837       28818764                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 838       28818766                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 839       28818768                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 840       28818785                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 841       28818771                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 842       28818788                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 843       28818811                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 843       28818812                         Credit     Insurance     Insurance     Insurance      Hazard Insurance Error: Missing [redacted] policy, blanket hazard                                                                           Subject unit is located on a [redacted]project. File is missing the                                                                                Reviewer Comment (2023-06-28): Coverage is [redaction] with the master policy. Exception cleared.        06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                MA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Documentation                insurance policy provided does not contain unit interior coverage.                                                                          [redacted] Contents Policy to verify the annual premium. Upon receipt of                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              the missing [redacted] Insurance Policy, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): Please see attached confirming HOI policy includes betterments and                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 improvements. No [redaction] policy is required.
[redacted] [redacted] [redacted] 843       28818815                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Compliant                               [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-23): .                                                                                                  06/23/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 844       28818805                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 845       28818806                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 846       28818818                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 847       28818820                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 848       28818822                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 849       28818825                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 850       28818827                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 851       28818832                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 852       28818834                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 853       28818837                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-28): Client acknowledges exception.  This exception is for informational                             09/28/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 854       28818841                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 855       28818845                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 856       28818850                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 857       28818852                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 858       28818854                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 859       28818858                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 860       28818860                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                HI        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 860       28818861                         Credit     Legal /       Title / Lien  Legal /        [Redacted]is missing. No evidence of title in file.                                                                                         Evidence of [Redacted] is missing.                                                                                                                 Reviewer Comment (2023-07-03): [Redacted] provided, exception cleared.                                   07/03/2023                       1          C          A          C          A          C          A          C          A          C          A                HI        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Regulatory /  Defect        Regulatory /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                       Compliance                  Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): Please see attached [Redacted]as allowable per [Redacted] guidelines.                                                                                                                                                                                                                                                                                                                                                                           (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): Please provide[Redacted]  or the [Redacted] associated with this property. We typically have a[Redacted] in the file, but it was missing on this loan.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): Please be advised, final [Redacted] policies are [Redacted] documents.
[redacted] [redacted] [redacted] 861       28818864                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                MT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 862       28818867                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 863       28818869                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 864       28818873                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 865       28818876                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 865       28818878                         Compliance Compliance    Federal       Missing        Notice of Special Flood Hazard Disclosure Not Provided Timely         [Redacted]: Creditor did not provide a [Redacted] within a reasonable The [Redacted] dated [Redacted] was not provided within a reasonable time                                                                          Buyer Comment (2023-06-23): [Redacted] acknowledges exception, no change to [Redacted] .                                       06/23/2023 2          B          B          B          B          B          B          B          B          B          B                SC        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Disclosure                                                                           time prior to closing.                                                prior to closing on[Redacted].                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 866       28818883                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 867       28818885                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 868       28818890                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 869       28818893                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 870       28818896                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 871       28818901                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 871       28818902                         Credit     Loan Package  Application / Loan Package   [Redacted]: The subject property is located in a [Redacted]  that     Disaster Name: ___                                                    Subject property was appraised on[Redacted] after the [Redacted] [Redacted]                                                                        Reviewer Comment (2023-06-22): The appraisal was performed after disaster start date.  PDI not required  06/22/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  does not have a [Redacted].                                           Disaster Declaration Date: ___                                        dated [Redacted] without a declared end date. File is missing a property                                                                           per client guides.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              inspection dated after the disaster, or the[Redacted] along with visible                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              confirmation that the subject property was not damaged.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 872       28818904                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 873       28818909                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 874       28818911                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 875       28818914                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 875       28818918                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  [Redacted]: [Redacted]  was not executed on the proper [Redacted]     [Redacted] was issued on incorrect form. Provide the following:[Redacted]                                                                          Buyer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for informational                         06/26/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           Form for a [Redacted] by the same creditor. The[Redacted] form was    to the borrower, [Redacted], and [Redacted] using the correct model form.                                                                          purposes only and does not impact [Redacted].                                                                                                                                                                                                                                                 Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             used, the [Redacted] form should have been used.                      [Redacted] Form must be used as lender is the same as [Redacted]                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 876       28818922                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 877       28818924                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 878       28818929                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the [Redacted]. This exception is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 879       28818931                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 879       28818932                         Compliance Compliance    State         State HPML     (State HPML Provision) Massachusetts Higher-Priced Mortgage Loan      [Redacted]Higher-Priced Mortgage Loan: [Redacted] HPML Not Compliant.                                                                                                                                                    Reviewer Comment (2023-06-28): Verification of[Redacted]r receipt of the [Redacted] provided. Exception  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                MA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Loan Exceeds HPML Thresholds and failed One or More Federal HPML     Refer to failed messages for Federal HPML for more details.                                                                                                                                                              cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  Provisions Making Loan a Non-Compliant MA HPML - Refer to Federal                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  HPML Exceptions for more details)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): [Redacted]r reviewed the [Redacted] was uploaded for review. Kindly clear
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted] condition.
[redacted] [redacted] [redacted] 879       28818933                         Compliance Compliance    State         State HPML     [Redacted] HPML Threshold Test Non-Compliant                          [Redacted] Loan: APR on subject loan of [Redacted] or [Redacted] APR                                                                                                                                                     Reviewer Comment (2023-06-28): Verification of[Redacted]r receipt of the [Redacted] provided. Exception  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                MA        Primary    Refinance -   No obvious cure                                                            C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         of [Redacted] is equal to or greater than the threshold of APOR                                                                                                                                                          cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        [Redacted] +[Redacted], or [Redacted].  [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): [Redacted]r reviewed the [Redacted] was uploaded for review. Kindly clear
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted] condition.
[redacted] [redacted] [redacted] 879       28818935                         Compliance Compliance    Federal       Federal HPML   [Redacted] Compliant                                                  [Redacted] Loan: APR on subject loan of [Redacted] or [Redacted] APR                                                                                                                                                     Reviewer Comment (2023-06-28): Verification of[Redacted]r receipt of the [Redacted] provided. Exception  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                MA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         of [Redacted] is equal to or greater than the threshold of APOR                                                                                                                                                          cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        [Redacted] +[Redacted], or [Redacted].  [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): [Redacted]r reviewed the [Redacted] was uploaded for review. Kindly clear
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted] condition.
[redacted] [redacted] [redacted] 879       28818936                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   [Redacted]: [Redacted] did not provide a copy of each [Redacted] to   Subject loan has tested as a [Redacted]. Borrower was provided a copy of                                                                           Reviewer Comment (2023-06-28): Verification of[Redacted]r receipt of the [Redacted] provided. Exception  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                MA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                applicant three (3) business days prior to consummation.              the appraisal on[Redacted] with an expected received date of [Redacted]                                                                            cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                              which is not at least 3 business days prior to closing on [Redacted]. File                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                                                                                              is missing evidence of actual receipt by the borrower as required under the
                                                                                                                                                                                                                                                                              [Redacted].                                                                                                                                        Buyer Comment (2023-06-26): Please see the attached [Redacted] [Redacted] the borrowers viewed the appraisal was viewed at least [Redacted] business days before the closing.
[redacted] [redacted] [redacted] 879       28818938                         Compliance Compliance    State         State HPML     [Redacted] HPML Threshold Test Compliant                              [Redacted] Loan: APR on subject loan of [Redacted] or [Redacted] APR                                                                                                                                                     Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2                     B                     B                     B                     B                     B                MA        Primary    Refinance -   No obvious cure                                                            C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         of [Redacted] is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                        [Redacted] +[Redacted], or [Redacted].  [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
[redacted] [redacted] [redacted] 880       28818941                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 881       28818943                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted].                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 881       28818945                         Credit     Income /      Income        Income /       [Redacted] Missing:                                                   - ___                                                                 [Redacted] is required to verify the [Redacted] and [Redacted] [Redacted]                                                                          Reviewer Comment (2023-06-29): [Redacted] is unable to provide breakdown of [Redacted] income earnings   06/29/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 as used to qualify as the [Redacted] [Redacted] provided does not support                                                                          for review to ensure trending meets [Redacted] requirements for multiple variable income streams.                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                              a[Redacted] year history of receipt.  Additional conditions may apply.                                                                             Considered based on [Redacted] only as breakdown in [Redacted] years will not be provided.                                                                                                                                                                                                    Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): [Redacted]: even if there are [Redacted] payment types and streams
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted] requires either a paystub dated prior to application & [Redacted] year [Redacted]  or a
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted]. It is not only possible but required for an [Redacted] to be able to calculate income with their document type. We cannot request this borrower provide more than what guidelines require, and guidelines do not require a [Redacted] when different pay [Redacted] are on the [Redacted]. Please use the available documentation to calculate [Redacted] based on [Redacted] [Redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): What we really need here is [Redacted] . There were multiple variable
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted] streams used on this loan. There are [Redacted] variable income streams on the paystub as well, [Redacted] plus base were used in the approval. [Redacted]is not able to calculate these
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted] income [Redacted] based on just a [Redacted] [Redacted] . We need the [Redacted] breakdown to support the income used by the [Redacted] which would give us an [Redacted] [Redacted]  review of these incomes. [Redacted]or a [Redacted] or a [Redacted]would all suffice to confirm the [Redacted] amounts for each [Redacted] income stream so we can align with what was used. Please provide the [Redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 breakdown so we can confirm trending and the appropriate calc of each income stream considered.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [Redacted] : buyer started job in [Redacted] of [Redacted] , and guidelines only require [Redacted] year of [Redacted] work history. The [Redacted] is not a required document to calculate [Redacted] income, please calculate income using available [Redacted]
[redacted] [redacted] [redacted] 882       28818947                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/27/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 883       28818951                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 883       28818954                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan[Redacted]                                                  Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Subject loan was [Redacted] under the [Redacted] designation however, the                                                                          Reviewer Comment (2023-07-05): Loan Designation is [Redacted]                                            07/05/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [Redacted] does not match Due Diligence Loan Designation of           subject loan has tested as [Redacted] with calculated APR of [Redacted]                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-29): [Redacted] offset was applied to the [Redacted] by adding the [Redacted]                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 fee, however APR of [Redacted] does not exceed APR of [Redacted]  for a higher priced loan. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): Please see attached attestation to include the [Redacted] services management fee in the [Redacted] charge testing which will adjust [Redacted] to match [Redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 and[Redacted] designation. Same index date was used by [Redacted] .
[redacted] [redacted] [redacted] 884       28818955                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/23/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 885       28818959                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 886       28818963                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 887       28819018                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/23/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 888       28818967                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 889       28818970                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/23/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 890       28818974                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/23/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 891       28818978                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 891       28818981                         Compliance Compliance    State         State HPML     [Redacted] HPML Threshold Test Compliant                              [Redacted] Loan: APR on subject loan of [Redacted] or [Redacted] APR  No need to Comment.                                                                                                                                Buyer Comment (2023-06-23): [Redacted] acknowledges the exception. This [Redacted] is for informational                        06/23/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         of [Redacted] is equal to or greater than the threshold of APOR                                                                                                                                                          purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [Redacted] +[Redacted], or [Redacted].  [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 892       28818984                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 893       28818986                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/23/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 894       28818989                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 895       28818992                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 896       28818993                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 897       28818997                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 898       28819002                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 899       28819005                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 900       28819012                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 900       28819013                         Credit     Loan Package  Application / Loan Package   [Redacted] : The [Redacted] property is located in a [Redacted]r that Disaster Name: ___                                                    Subject property was appraised on [redacted]  after the FEMA disaster       Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  does not have a declared end date.                                    Disaster Declaration Date: ___                                        Severe Winter Storms, dated [redacted]  without a declarer end date. File   inspected post  disaster but pre-                                      informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              is missing a property inspection dated after the disaster, or the lender's  disaster but    [redacted] declaration                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              Rep and Warranty attestation along with visible confirmation that the       pre-[redacted]  of disaster end date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                                                                                                                                                                              subject property was not damaged.                                           declaration of  Date of disaster:
                                                                                                                                                                                                                                                                                                                                                          disaster end    [redacted].
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 901       28819015                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 902       28819023                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 903       28819024                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/23/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 903       28819026                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  [Redacted]: [Redacted]  was not executed on the proper Model Form for                                                                                                                                                    Buyer Comment (2023-06-27): [Redacted] acknowledges exception, no change to grading.                                           06/27/2023 2          B          B          B          B          B          B          B          B          B          B                UT        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           a [Redacted] by the same [Redacted]. The [Redacted] form was used,                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             the [Redacted] form should have been used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 904       28819029                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 905       28819032                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/23/2023 2          A          A          A          A          A          A          A          A          A          A                VT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 906       28819034                         Compliance Compliance    State         State HPML     [Redacted] Compliant                                                  [Redacted]: APR on subject loan of [Redacted] or [Redacted] APR of                                                                                                                                                       Buyer Comment (2023-06-26): .                                                                                                  06/26/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [Redacted] is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [Redacted] + [Redacted], or [Redacted], or subject loan is a                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [Redacted], [Redacted], or has an [Redacted]feature.   [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 906       28819036                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/23/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 907       28819039                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 908       28819042                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/27/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 909       28819045                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 910       28819047                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 911       28819049                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 911       28819050                         Compliance Compliance    Federal       Federal HPML   [Redacted] Compliant                                                  [Redacted]: APR on subject loan of [Redacted] or [Redacted] APR of                                                                                                                                                       Reviewer Comment (2023-06-28): [Redacted] of earlier borrower receipt of the [Redacted] was provided.    06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                NE        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [Redacted] is equal to or greater than the threshold of APOR                                                                                                                                                             Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        [Redacted] + [Redacted], or [Redacted], or subject loan is a                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                        [Redacted], [Redacted], or has an [Redacted]feature.   [Redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): Please see attached evidence that co-borrower viewed the appraisal within the required timeframe prior to closing.
[redacted] [redacted] [redacted] 911       28819051                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   [Redacted]): [Redacted] did not provide a copy of each valuation to   [Redacted]of earlier [Redacted] was missing from the file.                                                                                         Reviewer Comment (2023-06-28): Verification of earlier [Redacted] [Redacted] was provided. Exception     06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                NE        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                applicant [Redacted] business days prior to [Redacted].                                                                                                                                                                  cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): Please see attached [Redacted] that co-borrower viewed the [Redacted] within the required [Redacted] [Redacted].
[redacted] [redacted] [redacted] 912       28819057                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 912       28819058                         Credit     Loan Package  Application / Loan Package   Missing Document: [Redacted]) not provided                                                                                                  Please provide the [Redacted] or [Redacted]t that confirms the [Redacted]                                                                          Reviewer Comment (2023-06-28): Explanation is sufficient. Exception cleared.                             06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation                                                                                                                                              of the [Redacted] as considered by the [Redacted] . The [Redacted] and                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              [Redacted]  all show different amounts than was considered by the                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              [Redacted]and on the [Redacted]                                                                                                                    Buyer Comment (2023-06-26): [Redacted] reflects [Redacted] The [Redacted] is the balance from the credit                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 report plus payment of [Redacted]. This is a[Redacted]  and our system does this to pad the loan and ensure [Redacted] is in line. This is a [Redacted] approach and there are no issues with the [Redacted]
[redacted] [redacted] [redacted] 913       28819060                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 914       28819063                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-28): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/28/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 915       28819068                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 916       28819072                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/23/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 917       28819076                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 918       28819079                         Compliance Compliance    State         Misc. State    Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home [Redacted]: [Redacted]Loan Information Document not retained by                                                                                                                                                          Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Level          Mortgage Loan Information Document Not Retained by Lender)            [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 918       28819080                         Compliance Compliance    State         Misc. State    Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not  [Redacted]: Borrower not provided [Redacted]                                                                                                                                                                             Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Level          Provided)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 918       28819081                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/27/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 919       28819084                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 920       28819087                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 920       28819089                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             [Redacted]: Originator Loan Designation of [Redacted] does not match  Calculated APR of [Redacted] does not exceed APOR [Redacted] + [Redacted],                                                                         Reviewer Comment (2023-07-06): [Redacted] used the optional method of ignoring the odd period in the APR 07/06/2023                       1          B          A          C          A          B          A          C          A          B          A                NJ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Due Diligence Loan Designation of [Redacted].                         or [Redacted] or a [Redacted]                                                                                                                      calculation per [Redacted]                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-03): Please escalate to [Redacted] for review. The Odd days interest period,
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted] used the optional method of ignoring the odd period in the [Redacted] calculation per regulation [Redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-30): [Redacted] has been included in the APR. Revised calculated APR of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted] does not exceed [Redacted] Please provide the breakdown of [Redacted] and [Redacted] if the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted] should be included as well. [Redacted] is considering an[Redacted] of [Redacted] and
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted] is using [Redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): Please include the [Redacted] in the [Redacted] calculation.
[redacted] [redacted] [redacted] 920       28819090                         Credit     Income /      Income        Income /       [Redacted] Missing:                                                   -                                                                     A [Redacted] was provided for the borrower's [Redacted], however, it is not                                                                        Reviewer Comment (2023-06-29): [Redacted] of the [Redacted] provided with [Redacted] gross which was     06/29/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 sufficient to confirm [Redacted][Redacted] income and did not confirm                                                                              enough to do a [Redacted] calculation of [Redacted] income. Exception cleared.                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                                                                                              [Redacted] base. Please provide sufficient documentation to support the                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              borrower's [Redacted] and [Redacted] income calculations.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): Please see attached [Redacted] of the [Redacted] confirming [Redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 total.
[redacted] [redacted] [redacted] 921       28819093                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 922       28819094                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/27/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 923       28819097                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 924       28819099                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 925       28819103                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment -[Redacted]             [Redacted] : Unable to verify current [Redacted]  status due to most  The file was missing the[Redacted] of employment for the [Redacted].                                                                               Reviewer Comment (2023-07-03): [Redacted] received for the [Redacted]p. Exception cleared.               07/03/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [Redacted] end date is older than [Redacted] days before [Redacted],                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        and one of these docs is required yet missing:[Redacted] , [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                        , or other [Redacted].                                                                                                                                                                                                   Buyer Comment (2023-06-30): Please see attached [Redacted] of [Redacted]
[redacted] [redacted] [redacted] 925       28819104                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             [Redacted]: [Redacted] of [Redacted] does not match [Redacted] of     [Redacted] failure due to [Redacted]  failure. This exception will be                                                                              Reviewer Comment (2023-07-03): [Redacted] received for the [Redacted] Exception cleared.                 07/03/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [Redacted] Fail.                                                      cleared when all [Redacted] related exceptions are cleared.                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-30): Please see attached [Redacted] of [Redacted]
[redacted] [redacted] [redacted] 925       28819105                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             [Redacted]: [Redacted] requirements not satisfied.                    [Redacted] failure due to missing [Redacted] documentation. This exception                                                                         Reviewer Comment (2023-07-03): [Redacted] received for the [Redacted] Exception cleared.                 07/03/2023                       1          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                                                                                               will be cleared when all [Redacted] related exceptions are cleared.                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 925       28819106                         Compliance Compliance    Federal       ATR/QM         Self-Employed Tax Return Recency - [Redacted]                         [Redacted]: [Redacted] - The [Redacted] or [Redacted] [Redacted]      The most [Redacted] in the file are from [Redacted]. Evidence of business                                                                          Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         provided are not the most recent. Application Date [Redacted],  Most  [Redacted]  extension for [Redacted] was not provided.                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                        [Redacted] End Date[Redacted], Tax Return Due Date [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other
[redacted] [redacted] [redacted] 925       28819108                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-28): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/28/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 926       28819112                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 926       28819114                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     [Redacted]: [Redacted] was not executed on the proper Model Form for  [Redacted]  was issued on incorrect form. Provide the following:[Redacted],                                                                        Reviewer Comment (2023-07-06): Revised [Redacted] was provided to borrower to satisfy [Redacted]                    07/06/2023            2          C          B          C          B          C          B          C          B          C          B                AZ        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel         Refinance                                                             a [Redacted] by a [Redacted] that is not considered the [Redacted].   [Redacted] and [Redacted] using the correct model form. [Redacted] Form                                                                            required.  Exception cured.                                                                                                                                                                                                                                                                   Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             The [Redacted] was used, the [Redacted]  should have been used.       must be used as lender is not the same as [Redacted] [Redacted] for the                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                 current [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-07-05): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this
                                                                                                                   and/or                                                                                                                                                                                                                                                                                                        [Redacted] and approve the loan for [Redacted]
                                                                                                                   provided on
                                                                                                                   the wrong form
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-29): All cure documentation has been received including[Redacted] [Redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted], and [Redacted] to the borrower. This exception can be cured on [Redacted]  after the new
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): please see attached
[redacted] [redacted] [redacted] 927       28819116                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This [Redacted] is for                                   06/22/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact [Redacted] .                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 928       28819118                         Credit     Loan Package  Application / Loan Package   [Redacted] : The [Redacted] property is located in a[Redacted]  that  Disaster Name: ___                                                    Subject property was [Redacted] on[Redacted]  after the[Redacted]           Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-06-23): Per[Redacted] policy, no [Redacted] is required.                                                06/23/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  does not have a declared end date.                                    Disaster Declaration Date: ___                                        ([Redacted] , [Redacted] [Redacted] , [Redacted] and [Redacted] ) dated     inspected post  disaster but pre-                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              [Redacted] without a declared end date. File is missing a property          disaster but    [redacted] declaration                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              [Redacted] dated after the disaster, or the[Redacted] attestation along     pre-[redacted]  of disaster end date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                                                                                                                                                                              with visible confirmation that the [Redacted] property was not damaged.     declaration of  Date of disaster:
                                                                                                                                                                                                                                                                                                                                                          disaster end    [redacted]
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 928       28819119                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/23/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 929       28819123                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/22/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 930       28819125                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/22/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 931       28819128                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-28): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/28/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 931       28819130                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [Redacted]:  Borrower not provided with [Redacted] disclosure of      [Redacted] loan has tested as a [Redacted]. File is missing the written                                                                            Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    [Redacted] priced loans otherwise qualified for.                      disclosure of [Redacted]that are available and for which the borrower may                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                                                                                              qualify.                                                                                                                                                                                                                                                                                                                                                                                                                                         Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 931       28819131                         Compliance Compliance    State         State HPML     [Redacted]d Test Non-Compliant                                        [Redacted]: APR on subject loan of [Redacted] or [Redacted] APR of    [Redacted] loan has tested as a [Redacted]. File is missing the written                                                                            Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [Redacted] is equal to or greater than the threshold of APOR          disclosure of [Redacted]that are available and for which the borrower may                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [Redacted] + [Redacted], or [Redacted], or subject loan is a          qualify.                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [Redacted], [Redacted], or has an [Redacted]feature.   [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 932       28819133                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-27): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/27/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                     Home       Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 933       28819137                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/22/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 934       28819139                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-27): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/27/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 935       28819141                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/22/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 936       28819149                         Compliance Compliance    Federal       ATR/QM Defect  [Redacted] - [Redacted]                                               [Redacted]: [Redacted] - The[Redacted] or[Redacted] s provided are                                                                                                                                                       Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                WA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         not the most recent. [Redacted] Date [Redacted],  Most Recent Tax                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Return End Date [Redacted], [Redacted] Due Date [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 936       28819150                         Compliance Compliance    Federal       ATR/QM Defect  [Redacted] - [Redacted]                                               [Redacted]: [Redacted] - The[Redacted] or[Redacted] s provided are                                                                                                                                                       Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                WA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         not the most recent. [Redacted] Date [Redacted],  Most Recent Tax                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Return End Date [Redacted], [Redacted] Due Date [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 936       28819152                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-28): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/28/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 936       28819153                         Credit     Income /      Income        Income /       [Redacted]  Missing:                                                  -                                                                     The [Redacted] lookup from the [Redacted] of state was not dated. Please                                                                           Reviewer Comment (2023-07-03): [Redacted] provided supports when the business [Redacted] was completed.  07/03/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 provide acceptable evidence of when this was pulled to determine timing                                                                            Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              compliance for both [Redacted] . [Redacted]supporting when this [Redacted]                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              [Redacted] was performed is acceptable.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-29): please see attached
[redacted] [redacted] [redacted] 937       28819155                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 938       28819157                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                     Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 939       28819161                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 940       28819166                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-27): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/27/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 941       28819169                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 942       28819173                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/22/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 943       28819177                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/22/2023 2          A          A          A          A          A          A          A          A          A          A                MT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 944       28819180                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/22/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 945       28819184                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/23/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 946       28819186                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 947       28819190                         Credit     Loan Package  Application / Missing        Missing Document: [Redacted] not provided                                                                                                   The file was missing a copy of the [Redacted].                                                                                                     Reviewer Comment (2023-06-28): [Redacted] provided and taxes updated. Exception cleared.                 06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                NY        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [Redacted]: see the attached tax cert.                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 947       28819191                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 947       28819192                         Credit     Income /      Income        Income /       Income Docs Missing:                                                                                                                        The [Redacted] reflects the borrower is currently employed at [Redacted]                                                                           Reviewer Comment (2023-06-28): [Redacted] all income over [Redacted]  months based on clarification      06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                NY        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 and the bulk of the borrower's income is coming from there per the                                                                                 request. Exception cleared.                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              [Redacted], however, there is no [Redacted] docs in the file for this                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              [Redacted] . Please advise if this was just added to the [Redacted] to show                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                              the borrower is a [Redacted] employee. [Redacted] appears to be the current                                                                        Buyer Comment (2023-06-26): [Redacted]: [Redacted] and[Redacted] is a [Redacted] and is added to the
                                                                                                                                                                                                                                                                              assignment and has been long-term based on what's documented. [Redacted]                                                                           file as the current employer because [Redacted] is a [Redacted]. We average income across the [Redacted]
                                                                                                                                                                                                                                                                              only used [Redacted]  from [Redacted] however, and there are [Redacted]                                                                            years of [Redacted] income to get the value of income for the borrower.
                                                                                                                                                                                                                                                                              discrepancies due to not being able to determine where the [Redacted] is sourced from. If the [Redacted] is an actual employer and not the
                                                                                                                                                                                                                                                                              [Redacted] just placed on the application that encumbers multiple employment records, we need a [Redacted] and [Redacted] . Please advise.
[redacted] [redacted] [redacted] 948       28819195                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-28): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/28/2023 2          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 949       28819196                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/23/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 950       28819200                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/23/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 951       28819202                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/22/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 952       28819207                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-28): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/28/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 952       28819210                         Compliance Compliance    State         State HPML     [Redacted] Compliant                                                  [Redacted]  APR on subject loan of [Redacted] or Final Disclosure APR                                                                                                                                                    Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         of [Redacted] is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [Redacted] +[Redacted], or [Redacted]  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 953       28819214                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/22/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 954       28819218                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/23/2023 2          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 955       28819221                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] period expired at [Redacted] on [Redacted]. Please clear this                        06/23/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              [Redacted] and approve the loan for [Redacted]                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 955       28819224                         Compliance Compliance    State         State HPML     [Redacted] Compliant                                                  [Redacted]  APR on subject loan of [Redacted] or Final Disclosure APR                                                                                                                                                    Buyer Comment (2023-06-26): [Redacted] acknowledges exception, no change to grading.                                           06/26/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         of [Redacted] is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [Redacted] +[Redacted], or [Redacted]  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 956       28819226                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-22): [Redacted] acknowledges the exception. This exception is for                                    06/22/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 957       28819227                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 958       28819230                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Income and Assets - [Redacted]                   [Redacted]:  Unable to verity [Redacted] due to, [Redacted] provided  Provide a current [Redacted] to verify base monthly income of [Redacted] as                                                                        Reviewer Comment (2023-06-29): [Redacted] meets guideline requirement of [Redacted] days. Nothing        06/29/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         was dated more than [Redacted] prior to [Redacted]                    used to qualify.  Paystub provided is dated[Redacted] which is in excess of                                                                        further is required.                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              [Redacted]prior to the closing date to [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): Please review the streamline option for currently serviced clients in the guidelines, the documents from the prior lien may be used as long as no more than [Redacted] days have passed from the closing of the first [Redacted] to the application date of the [Redacted]. All income documents meet these guidelines.
[redacted] [redacted] [redacted] 958       28819231                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             [Redacted]: [Redacted] of [Redacted] does not match [Redacted]n of    [Redacted] of [Redacted]does not match[Redacted] Fail.                                                                                             Reviewer Comment (2023-06-29): Loan is [Redacted]                                                        06/29/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [Redacted] Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): Please review the streamline option for currently serviced clients in the                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 guidelines, the documents from the prior lien may be used as long as no more than [Redacted] days have passed from the closing of the first lien to the [Redacted] date of the [Redacted]. All income documents meet these guidelines.
[redacted] [redacted] [redacted] 958       28819234                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 959       28819239                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 960       28819241                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 961       28819243                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 961       28819245                         Credit     Income /      Income        Income /       [Redacted] Missing:                                                   -                                                                     The borrower's most recent [Redacted] is [Redacted]. Upon [Redacted] of the                                                                        Reviewer Comment (2023-06-28): [Redacted] provided, income supported. Exception cleared.                 06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 [Redacted] [Redacted], additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): [Redacted]: see the attached [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 962       28819248                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 963       28819252                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 964       28819255                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 965       28819260                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 966       28819265                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 967       28819268                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 968       28819272                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 969       28819274                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-28): [Redacted] acknowledges the exception. This exception is for                                    06/28/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 969       28819275                         Compliance Compliance    Federal       ATR/QM         Self-Employed Tax Return Recency - [Redacted]                         [Redacted]  Self Employed [Redacted] - The business or personal tax   Borrower was qualified with [Redacted] which was verified with the                                                                                 Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                UT        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         returns provided are not the most recent. Application Date            [Redacted] and [Redacted][Redacted] . Subject loan closed on which is after                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return   the [Redacted] filing deadline . File is missing the [Redacted] business                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                                                                                        Due Date [Redacted].                                                  [Redacted] , or the [Redacted][Redacted]
[redacted] [redacted] [redacted] 970       28819278                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 971       28819280                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 972       28819282                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 972       28819284                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             [Redacted]:[Redacted] of [Redacted] does not match [Redacted] of      Calculated APR of [Redacted] does not exceed APOR[Redacted] + [Redacted],                                                                          Reviewer Comment (2023-06-29): Loan is [Redacted].                                                       06/29/2023                       1          B          A          C          A          B          A          C          A          B          A                MI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [Redacted].                                                           or [Redacted] for a higher priced loan. Index date of[Redacted] was                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              considered by diligence.                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): Please see attached attestation to include the [Redacted] in the [Redacted]                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 testing which will adjust [Redacted] to match [Redacted] and [Redacted] designation. Same index date was used by [Redacted] .
[redacted] [redacted] [redacted] 973       28819286                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 974       28819290                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 975       28819292                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 976       28819294                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 977       28819296                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 977       28819299                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [Redacted]:  Borrower not provided with written disclosure of non-    Subject loan has tested as a [Redacted] Mortgage Loan. File is missing the                                                                         Buyer Comment (2023-06-26): .                                                                                                  06/26/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    higher priced loans otherwise qualified for.                          [Redacted] of non-higher priced loans that are available and for which the                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                                                                                              borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                                            Other         priced loans.
[redacted] [redacted] [redacted] 977       28819300                         Compliance Compliance    State         State HPML     [Redacted] Compliant                                                  [Redacted]: APR on subject loan of [Redacted]or [Redacted] APR                                                                                                                                                           Buyer Comment (2023-06-26): .                                                                                                  06/26/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         of[Redacted] is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                        [Redacted] +[Redacted], or[Redacted].  Non-Compliant Higher Priced                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        Loan.
[redacted] [redacted] [redacted] 978       28819302                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 979       28819303                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-28): [Redacted] acknowledges the exception. This exception is for                                    06/28/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 980       28819304                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-28): [Redacted] acknowledges the exception. This exception is for                                    06/28/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 981       28819309                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 982       28819312                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 983       28819316                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 984       28819321                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   [Redacted]: Creditor did not provide a copy of each [Redacted] to     [Redacted] of earlier borrower receipt of the [Redacted] was missing from                                                                          Reviewer Comment (2023-06-28): Verification of earlier borrower receipt of the [Redacted] was provided.  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                applicant [Redacted] business days [Redacted].                        the file.                                                                                                                                          Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): [Redacted] see attached.
[redacted] [redacted] [redacted] 984       28819322                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 984       28819323                         Compliance Compliance    Federal       Federal HPML   [Redacted] Compliant                                                  [Redacted]: APR on subject loan of [Redacted]or [Redacted] APR                                                                                                                                                           Reviewer Comment (2023-06-28): [Redacted] of earlier borrower receipt of the [Redacted] was provided.    06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         of[Redacted] is equal to or greater than the threshold of APOR                                                                                                                                                           Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        [Redacted] +[Redacted], or[Redacted].  Non-Compliant Higher Priced                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): [Redacted]: see attached [Redacted] viewed proof.
[redacted] [redacted] [redacted] 985       28819327                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 985       28819330                         Compliance Compliance    State         State HPML     [Redacted]  HPML Threshold Test Compliant                             [Redacted]: APR on subject loan of [Redacted]or [Redacted] APR                                                                                                                                                           Buyer Comment (2023-06-28): [Redacted] acknowledges exception, no change to grading.                                           06/28/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         of[Redacted] is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                        [Redacted] +[Redacted], or[Redacted].  Non-Compliant Higher Priced                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        Loan.
[redacted] [redacted] [redacted] 986       28819332                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 987       28819334                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 988       28819337                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 989       28819341                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 990       28819343                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 991       28819344                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 992       28819348                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 993       28819352                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 993       28819354                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  [Redacted]: [Redacted] was not executed on the proper Model Form for  [Redacted] is on Form [Redacted] however, the [Redacted] verifies the                                                                              Buyer Comment (2023-06-27): [Redacted] Acknowledges the exception, no change to grading                                        06/27/2023 2          B          B          B          B          B          B          B          B          B          B                CO        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           a [Redacted]  by the same creditor. The [Redacted] form was used, the [Redacted] mortgage is in the name of the [Redacted] as the                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             [Redacted] form should have been used.                                subject[Redacted]. [Redacted] should be on Form [Redacted]                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 994       28819357                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 995       28819361                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 996       28819362                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             [Redacted]: [Redacted] of [Redacted] does not match[Redacted] of      Calculated APR of [Redacted] does not exceed the threshold of [Redacted]                                                                           Reviewer Comment (2023-07-11): Received the revised [Redacted] Findings dated [Redacted] with the        07/11/2023                       1          B          A          C          A          B          A          C          A          B          A                KY        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [Redacted]).                                                          for a [Redacted].                                                                                                                                  [Redacted] designation restated to [Redacted]                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): Please see the attached for the update [Redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-06): This exception has been rereviewed by[Redacted] compliance department with this response:

                                                                                                                                                                                                                                                                                                                                                                                                                                 The [Redacted] [Redacted] of [Redacted] does not exceed the [Redacted]  threshold of [Redacted] which is based on the [Redacted] of [Redacted] from [Redacted](last date rate set was [Redacted]) plus
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted]Therefore, ignoring [Redacted] interest does not impact the loan designation exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Tested loan designation remains [Redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-03): Please escalate to [Redacted] for review. The [Redacted] days [Redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 period,[Redacted] used the optional method of ignoring the [Redacted] period in the APR calculation per regulation [Redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-30): The  [Redacted] was applied to the [Redacted], however, the revised calculated APR of [Redacted] does not exceed the threshold of [Redacted]. Diligence is considering an index date of[Redacted] [Redacted]is using [Redacted]. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): Please include the [Redacted][Redacted] in your [Redacted] charge calculation, the [Redacted] invoice is in your loan file on page[Redacted] and the [Redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 attestation is attached.
[redacted] [redacted] [redacted] 996       28819363                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 996       28819364                         Credit     Income /      Income        Income /       [Redacted] Docs Missing:                                              -                                                                     Multiple variable income types were considered on this loan including                                                                              Reviewer Comment (2023-06-29): [Redacted] workbook and [Redacted] re-reviewed. Allowing the use of       06/29/2023                       1          C          A          C          A          C          A          C          A          C          A                KY        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 [Redacted] income that the [Redacted] did not consider as a [Redacted]month                                                                        [Redacted] and [Redacted] based on current year calculations as breakdown cannot be provided. [Redacted]                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              average [Redacted]. Please provide the breakdown of [Redacted] and                                                                                 does appear to be [Redacted] at minimum based on [Redacted] on the [Redacted] [Redacted] vs [Redacted] .                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              [Redacted] income at minimum for [Redacted] . If a breakdown cannot be                                                                             Exception cleared.                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                                                                                                                                                                              provided or [Redacted] income calculations cannot be determined as supported, [Redacted] will be excessive and additional exceptions will
                                                                                                                                                                                                                                                                              apply.                                                                                                                                             Buyer Comment (2023-06-27): Please see the attached for our [Redacted] calculation.[Redacted] s only require a [Redacted] [Redacted] and [Redacted] when calculation [Redacted], a [Redacted] showing a breakdown is not required to meet this requirement.
[redacted] [redacted] [redacted] 997       28819366                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 998       28819369                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 999       28819371                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 999       28819372                         Credit     Income /      Income        Missing        [Redacted] Documents are missing.                                     -                                                                     The file was missing evidence of the [Redacted]for this property.                                                                                  Reviewer Comment (2023-06-28): Received the [Redacted] for the [Redacted] of this property which         06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Document                                                                                                                                                   Additionally, the lien is not reporting on [Redacted]. Please provide the                                                                          verifies the [Redacted] payment.                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              [Redacted] month history confirming the mortgage has not been more than                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              [Redacted] in the last [Redacted] months.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): This property was recently [Redacted] . Please see the attached [Redacted].
[redacted] [redacted] [redacted] 999       28819375                         Credit     Credit        Miscellaneous Guideline      [Redacted] Exception:                                                                                                                       The [Redacted] hit for the [Redacted] payment in the [Redacted] as a                                                                               Reviewer Comment (2023-06-28): Received a corrected [Redacted] and [Redacted]  which removed the         06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                                                                                                                                                                                              [Redacted]. A [Redacted] in the file confirms this [Redacted] is the                                                                               [Redacted] mortgage payment from the [Redacted]. [Redacted] now reflects a [Redacted] of [Redacted]                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              [Redacted]  on the [Redacted] property, and was accounted for in the total                                                                         which matches the calculated [Redacted]                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              [Redacted]calculations already. Please advise why this was added to the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                              [Redacted]. If this was done in error, please provide a revised [Redacted]
                                                                                                                                                                                                                                                                              and [Redacted]. If it was not, provide additional supporting documentation                                                                         Buyer Comment (2023-06-27): Please see attached updated [Redacted] and [Redacted] as this should not
                                                                                                                                                                                                                                                                              for this duplication. Additional exceptions may apply.                                                                                             have been listed as a [Redacted] estate debt.
[redacted] [redacted] [redacted] 1000      28819376                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1001      28819405                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-28): [Redacted] acknowledges the exception. This exception is for                                    06/28/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1002      28819380                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1003      28819385                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1004      28819388                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1004      28819390                         Credit     Loan Package  Application / Loan Package   [Redacted]  Issue: The subject property is located in a [Redacted]    Disaster Name: ___                                                                                                                                Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                                                                                                    inspected post  disaster but pre-FEMA                                  informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                          disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                                                                                                                                                                                                                                          pre-FEMA        end date. Date of
                                                                                                                                                                                                                                                                                                                                                          declaration of  disaster: [redacted] .
                                                                                                                                                                                                                                                                                                                                                          disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 1005      28819394                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-23): [Redacted] acknowledges the exception. This exception is for                                    06/23/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1006      28819398                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1007      28819400                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1008      28819409                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1009      28819414                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1010      28819417                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1011      28819421                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1011      28819422                         Credit     Income /      Income        Missing        [Redacted] are missing.                                               -                                                                     File is missing the [Redacted]t for this [Redacted] property. Upon receipt                                                                         Reviewer Comment (2023-07-03): [Redacted] provided, exception cleared.                                   07/03/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Document                                                                                                                                                   of the [Redacted], additional conditions may apply.  [Redacted] in file                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              shows no[Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-29): Please see attached confirming [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): The [Redacted] is [Redacted] based on how the [Redacted] reviewed the expenses, however, there is a large variance in the [Redacted] confirmed and what was used. [Redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted] considered by the [Redacted], and [Redacted] [Redacted] based on the verified [Redacted] ,
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted] and [Redacted]. Please advise if there is a [Redacted] on this property. Documentation reflecting [Redacted] dues was not present in the file.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): Please see attached for [Redacted] and [Redacted] . The [Redacted] was pulled from the [Redacted].
[redacted] [redacted] [redacted] 1012      28819424                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1013      28819426                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1014      28819428                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1015      28819431                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1016      28819435                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1017      28819439                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1018      28819441                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1019      28819444                         Credit     Loan Package  Application / Loan Package   [Redacted] Issue: The subject property is located in                  Disaster Name: ___                                                    Most recent property inspection report dated [Redacted] is after the                                                                               Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for              06/26/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Documentation  a[Redacted]disaster that does not have a declared end date.           Disaster Declaration Date: ___                                        [Redacted] disaster [Redacted], [Redacted] Declaration date[Redacted] with                                                                         informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                              no declared end date, File is missing a property inspection or the                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                              [Redacted] along with visible confirmation that the [Redacted]property was not damaged.
[redacted] [redacted] [redacted] 1019      28819445                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1020      28819450                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1021      28819452                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1022      28819454                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-28): [Redacted] acknowledges the exception. This exception is for                                    06/28/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        B       A        A      A          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1022      28819457                         Compliance Compliance    Federal       ATR/QM Defect  Self-Employed Tax Return Recency - [Redacted]                         [Redacted]: [Redacted] - The [Redacted] or [Redacted] provided are                                                                                                                                                       Reviewer Comment (2023-07-24): [Redacted] accepts.                                                                             07/24/2023 2                     B                     B                     B                     B                     B                IN        Primary    Refinance -                                                                              A        B       A        A      A          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         not the most recent. Application Date [Redacted],  Most [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        End Date [Redacted], [Redacted] Due Date [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1023      28819459                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1023      28819461                         Compliance Compliance    State         State HPML     [Redacted] Compliant                                                  [Redacted]: APR on subject loan of[Redacted] or [Redacted] of                                                                                                                                                            Buyer Comment (2023-06-28): .                                                                                                  06/28/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [Redacted] is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [Redacted] + [Redacted], or[Redacted].  Compliant Higher Priced                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 1024      28819463                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1025      28819466                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1025      28819467                         Credit     Loan Package  Application / Loan Package   [Redacted]r Issue: The subject property is located in a               Disaster Name: ___                                                    Subject property was appraised on [Redacted] after the [Redacted] disaster                                                                         Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for              06/26/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Documentation  [Redacted]disaster that does not have a declared end date.            Disaster Declaration Date: ___                                        [Redacted] , [Redacted], [Redacted], [Redacted], and [Redacted]s dated                                                                             informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                              [Redacted] without a declared end date. File is missing a property                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                              inspection dated after the disaster, or the[Redacted] attestation along with visible confirmation that the subject property was not damaged.
[redacted] [redacted] [redacted] 1026      28819471                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1026      28819472                         Credit     Insurance     Insurance     Insurance      Missing Document: [Redacted] not provided                                                                                                   File is missing [Redacted] to verify sufficient coverage and [Redacted],                                                                           Reviewer Comment (2023-06-28): Received the [Redacted].                                                  06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Documentation                                                                                                                                                            Upon Receipt of the missing flood [Redacted] additional conditional may                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              apply                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): [Redacted]: see attached [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1026      28819473                         Credit     Insurance     Insurance     Insurance      [Redacted] Error: [Redacted] was not provided.                                                                                              File is missing [Redacted] to verify sufficient coverage and [Redacted],                                                                           Reviewer Comment (2023-06-28): Received the [Redacted]                                                   06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Documentation                                                                                                                                                            Upon Receipt of the missing flood [Redacted] additional conditional may                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              apply                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): [Redacted]: see attachment.                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 1026      28819474                         Compliance Compliance    Federal       Missing        Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard [Redacted]: [Redacted] did not retain record of borrower's receipt of File is missing [Redacted] to verify sufficient coverage and [Redacted],                                                                           Buyer Comment (2023-06-28): .                                                                                                  06/28/2023 2          B          B          B          B          B          B          B          B          B          B                SC        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Disclosure     Disclosure Missing                                                    [Redacted]                                                            Upon Receipt of the missing flood [Redacted] additional conditional may                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              apply                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1027      28819476                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1028      28819477                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1029      28819479                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1030      28819483                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1031      28819486                         Credit     Loan Package  Application / Missing        Missing Document: [Redacted] not provided                                                                                                   [Redacted] document missing in file.                                                                                                               Reviewer Comment (2023-06-29): [Redacted] provided. Exception cleared.                                   06/29/2023                       1          C          A          C          A          C          A          C          A          C          A                ID        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): [Redacted]: see attachment.                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 1031      28819487                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1032      28819490                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1033      28819492                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1033      28819493                         Credit     Hazard        Insufficient  Hazard         The [Redacted] Effective Date is after closing.                                                                                             [Redacted] effective date of [Redacted]  is after the subject closing date                                                                         Reviewer Comment (2023-06-29): [Redacted] provided, exception cleared.                                   06/29/2023                       1          C          A          C          A          C          A          C          A          C          A                AL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Insurance     Coverage      Insurance                                                                                                                                                  of [Redacted] and [Redacted] date of [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): Please see the attached for the current policy
[redacted] [redacted] [redacted] 1034      28819497                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1035      28819499                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1036      28819501                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1037      28819505                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1038      28819507                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1039      28819511                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1040      28819513                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1040      28819515                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [Redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [Redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-06-27): .                                                                                                  06/27/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written [Redacted] of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1040      28819516                         Compliance Compliance    State         State HPML     [Redacted] HPML Threshold Test Non-Compliant                          [Redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-27): .                                                                                                  06/27/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [Redacted] or Final Disclosure APR of [Redacted]is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR[Redacted]+ [Redacted] or                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [Redacted].  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 1041      28819518                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1042      28819521                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1043      28819524                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1044      28819527                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1045      28819530                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1046      28819532                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1047      28819534                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1048      28819538                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1049      28819541                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1050      28819544                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1050      28819546                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             [Redacted] (Dodd-Frank [Redacted]):[Redacted] of [Redacted]) does not As per[Redacted] [Redacted] is [Redacted]                                                                                                          Reviewer Comment (2023-06-29): Loan is[Redacted]                                                         06/29/2023                       1          B          A          C          A          B          A          C          A          B          A                NE        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         match [Redacted] Loan Designation of [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): Please see attached attestation to include the [Redacted] in the [Redacted]                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 calculation to align [Redacted] and [Redacted] designation with[Redacted]
[redacted] [redacted] [redacted] 1051      28819548                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1052      28819551                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1053      28819553                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1054      28819558                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1055      28819560                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1056      28819562                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1057      28819566                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1058      28819570                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1059      28819573                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1060      28819576                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1061      28819581                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1062      28819582                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1063      28819586                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1064      28819590                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1064      28819591                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The paystub and W2 for the borrower are illegible. Please provide clear                                                                            Reviewer Comment (2023-06-28): Legible [Redacted] and [Redacted] provided. Exception cleared.            06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 copies of these documents for review.                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): Please see attached [Redacted] income documents.                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 1065      28819593                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1066      28819597                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1067      28819599                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]Higher-Priced Mortgage Loan:  Borrower not provided with    Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-06-27): .                                                                                                  06/27/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1067      28819600                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-27): .                                                                                                  06/27/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 1067      28819602                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1068      28819605                         Compliance TRID          Transaction   TRID           [Redacted]   A limited [Redacted] review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]  [Redacted] under the [Redacted] is                                                                                                                                                                                                                              informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of  [Redacted] with the  [Redacted] of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  [Redacted] components.  Refer to deal specific  [Redacted] for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  details on [Redacted]testing included in the review.
[redacted] [redacted] [redacted] 1068      28819607                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The borrower's most recent paystub is illegible. Upon receipt of the                                                                               Reviewer Comment (2023-06-30): Paystub provided, exception cleared.                                      06/30/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 legible paystub, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): [redacted]: see attache dpaystub.                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 1069      28819609                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1070      28819612                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]Higher-Priced Mortgage Loan:  Borrower not provided with    Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-06-27): .                                                                                                  06/27/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 1070      28819613                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-06-27): .                                                                                                  06/27/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1070      28819614                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1071      28819615                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1071      28819617                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                                                                                                Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-06-26): Per [redacted] policy, no [redacted]is required.                                                06/26/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                                                                                                    inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                          disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                          pre-FEMA        end date. Date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                                                                                                          declaration of  disaster: [redacted].
                                                                                                                                                                                                                                                                                                                                                          disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 1072      28819618                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1073      28819622                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1074      28819624                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1075      28819629                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1076      28819631                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1077      28819633                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1078      28819636                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1079      28819644                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1080      28819646                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1081      28819648                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1082      28819650                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1083      28819652                         Compliance Compliance    Federal       Federal HPML   [redacted] HPML [redacted] Non Compliant                              Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.90532%  HPML requirements not met.  Subject address and lender on appraisal are                                                                            Reviewer Comment (2023-06-28): Received proof the borrower viewed the appraisal on [redacted] .          06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                NY        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         or Final Disclosure APR of 10.01900% is equal to or greater than the  incorrect.                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                        threshold of APOR 6.21% + 3.5%, or 9.71000%.  Non-Compliant Higher                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        Priced Mortgage Loan.                                                                                                                                                                                                    Buyer Comment (2023-06-28): Please see attached evidence that the borrower viewed the appraisal within the required timeframe prior to closing.
[redacted] [redacted] [redacted] 1083      28819653                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Verification appraisal was delivered to borrower was not provided.                                                                                 Reviewer Comment (2023-06-28): Received proof the borrower viewed the appraisal on [redacted] .          06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                NY        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                        to consummation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): Please see attached evidence that the borrower viewed the appraisal within the required timeframe prior to closing.
[redacted] [redacted] [redacted] 1083      28819654                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): [Redacted] acknowledges the exception. This exception is for                                    06/26/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1084      28819661                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): Seller acknowledges the exception. This exception is for informational                          06/26/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1085      28819663                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1085      28819665                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Subject property was appraised on 05/09/2023 after the FEMA disaster                                                                               Reviewer Comment (2023-06-27): The appraisal was performed after disaster start date.  PDI not required  06/27/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        (Severe Winter Storms, Flooding, Landslides and Mudslides) dated 04/03/2023                                                                        per client guides.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              without a declarer end date. File is missing a property inspection dated                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              after the disaster, or the lender's Rep and Warranty attestation along with                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                              visible confirmation that the subject property was not damaged.
[redacted] [redacted] [redacted] 1086      28819667                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1087      28819669                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1088      28819674                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1089      28819678                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1090      28819680                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1091      28819682                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1092      28819685                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1093      28819689                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1094      28819691                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1095      28819694                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1096      28819699                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1097      28819700                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1098      28819703                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1099      28819707                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                DC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1100      28819710                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1101      28819713                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1102      28819716                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1102      28819718                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The W2's for [redacted]and [redacted]for the borrower were illegible.                                                                              Reviewer Comment (2023-06-28): Received the borrower's legible [redacted]and [redacted]W-2's.            06/28/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 Please provide legible copies of [redacted]years.                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): Please see attached [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 1103      28819721                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1104      28819723                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1105      28819725                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1106      28819730                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1107      28819733                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1108      28819735                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): [Redacted] acknowledges the exception. This exception is for                                    06/27/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 informational purposes only and does not impact grading.                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1108      28819737                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([redacted]): Originator Loan Designation of       Subject loan was originated under the Higher Priced QM (APOR) designation                                                                          Reviewer Comment (2023-07-03): Revised QM findings were provided that were dated prior to reporting.     07/03/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation however, based on fees testing the subject loan has tested as Non-QM.                                                                              Loan designation updated, not required to be restated. Exception cleared.                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                        of Non QM.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-29): This issue was caught immediately after the loan closed on [redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please see updated QM Summary form printed [redacted] reflecting a loan designation of Non -QM which is a match to [redacted]
[redacted] [redacted] [redacted] 1108      28819738                         Compliance Compliance    Federal       ATR/QM Defect  QM (APOR) Threshold Fail                                              Qualified Mortgage: QM APR on subject loan of [redacted]% is equal to Calculated APR of [redacted]% reflects an APR for Non QM designation.                                                                              Reviewer Comment (2023-07-03): Revised QM findings were provided that were dated prior to reporting.     07/03/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         or greater than the threshold of  [redacted]%.                                                                                                                                                                           Loan designation updated, not required to be restated. Exception cleared.                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-29): This issue was caught immediately after the loan closed on [redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please see updated QM Summary form printed [redacted] reflecting a loan designation of Non -QM which is a match to [redacted]
[redacted] [redacted] [redacted] 1109      28819756                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1110      28819765                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1111      28819739                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1112      28819768                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1113      28819771                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1114      28819759                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1115      28819761                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1116      28819743                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1116      28819745                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The file was missing a legible copy of the [redacted] W2. Please provide                                                                           Reviewer Comment (2023-06-29): [Redacted] provided, income is supported. Exception cleared.              06/29/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 for review. Exceptions are subject to change based upon receipt and review                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              of overtime income.                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): [redacted]: see attachment.                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 1117      28819785                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1117      28819788                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The file was missing a legible copy of the co-borrower's paystub. Please                                                                           Reviewer Comment (2023-07-03): Legible [Redacted] provided and income updated/supported as approved.     07/03/2023                       1          C          A          C          A          C          A          C          A          C          A                LA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 provide for review.                                                                                                                                Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): please see legible paystub attached
[redacted] [redacted] [redacted] 1118      28819748                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1118      28819752                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-28): .                                                                                                  06/28/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 1118      28819753                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-06-28): .                                                                                                  06/28/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1118      28819754                         Credit     Income /      Income        Income /       Income Docs Missing:                                                                                                                        Lender to provide any [redacted] W2's for prior employment. If borrower was                                                                        Reviewer Comment (2023-06-30): Lender confirms there was no prior employment, exception cleared.         06/30/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 not employed prior to the current position which started at the end of                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              [redacted], please confirm the same. If additional employment records were                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              confirmed, please additionally provide a revised [redacted].                                                                                       Buyer Comment (2023-06-28): The borrower has no employment history in the [redacted] years prior to the                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 application date.
[redacted] [redacted] [redacted] 1119      28819779                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1120      28819747                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1121      28819772                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1122      28819790                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1123      28819774                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1124      28819791                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1125      28819796                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1126      28819797                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1127      28819800                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1128      28819803                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1129      28819807                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1130      28819810                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1130      28819812                         Credit     Missing       General       Missing        Incomplete Document: [redacted] Final is incomplete                                                                                         Please provide a revised final [redacted] for the borrower. The final                                                                              Reviewer Comment (2023-07-07): Revised [redacted] with corrected REO was provided. Exception cleared     07/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Document                    Document                                                                                                                                                   [redacted] in file reflects no other REO within the REO section.                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-06): Please see corrected [redacted] signed by the client attached                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 1131      28819813                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                                                                                                Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-06-27): Per [redacted] Mortgage's policy, no PDI is required.                                           06/27/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                                                                                                    inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                          disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                          pre-FEMA        end date. Date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                                                                                                          declaration of  disaster: [redacted].
                                                                                                                                                                                                                                                                                                                                                          disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 1131      28819814                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1131      28819817                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure APR Inaccurate - Regular Transaction    TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed  The calculated APR of [redacted] % is less than the APR on the final CD of                                                                         Reviewer Comment (2023-06-30): [redacted] received [redacted]  Final CD                                  06/30/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   TRID timing exception, no remediation available.                           C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                   Timing Without Waiver                                                 on final CD [redacted]  is inaccurate (off by more than [redacted] %) [redacted] % by [redacted] %. Variance is > [redacted] % and is due to the                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        compared to actual APR at consummation.  Closing Disclosure not       APR fees considered by the lender.                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                        provided to Borrower at least three (3) business days prior to                                                                                                                                                           Buyer Comment (2023-06-29): Please see the attached Final CD issued [redacted]  with APR of [redacted]                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                        closing.                                                                                                                                                                                                                 which does not exceed the calcualted APR by more than .[redacted] %.
[redacted] [redacted] [redacted] 1131      28819818                         Compliance Missing       General       Missing        Incomplete Document: Right to Cancel (RTC) is incomplete                                                                                    The Right to Cancel was not signed/ dated. Please provide the fully                                                                                Reviewer Comment (2023-06-30): Signed RTC was provided.  Exception cleared.                              06/30/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                       Document                    Document                                                                                                                                                   executed Right to Cancel.                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-29): Please see the attached NORTC signed at close.                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 1131      28819819                         Compliance Compliance    Federal       TILA Right-to- Right of Rescission Timing - Receipt Date Missing                     Missing RTC Signature Date. Unable to determine compliance with       The Right to Cancel was not signed/ dated. Please provide the fully                                                                                Reviewer Comment (2023-06-30): Revised signed RTC was provided to confirm receipt date                   06/30/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Cancel                                                                               rescission timing requirements.                                       executed Right to Cancel.                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    Delivery, and Re-open Rescission                                                                                                                    QM (APOR)   Harbor
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-06-29): Please see the attached NORTC signed at close.                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 1131      28819820                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Please provide the executed final CD, or evidence of closing/disbursement                                                                          Reviewer Comment (2023-06-30): Final CD was provided to confirm  loan closed on [redacted]  and timing   06/30/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted] , prior to three (3) business days from transaction date   dates via the final Alta Settlement Statement for further review. The final                                                                        was accurate                                                                                                                                                                                                                                                                                  Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             of [redacted] .                                                       CD in the file was not signed, diligence dates are currently based on the                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                 mailing date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-06-29): Please see the signed Final CD provided on [redacted] .
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 1131      28819821                         Compliance Compliance    Federal       TILA Right-to- Notice of Right To Cancel Not Provided to All Required Parties        Truth in Lending Act: Notice of Right to Cancel was not signed by all The Right to Cancel was not signed/ dated. Please provide the fully                                                                                Reviewer Comment (2023-06-30): Signed RTC was provided to confirm all partied sided document.  Exception 06/30/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Cancel                                                                               parties whose ownership interest is or will be subject to the         executed Right to Cancel.                                                                                                                          cleared                                                                                                                                                                                                                                                                                       Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             security interest.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-06-29): Please see the attached NORTC signed at close.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 1132      28819822                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1133      28819825                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1133      28819827                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-29): .                                                                                                  06/29/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted] % or Final Disclosure APR of [redacted] % is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted] %, or                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted] %  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 1134      28819829                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          06/28/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1135      28819831                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1136      28819833                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1136      28819835                         Credit     Income /      Income        Income /       Income Docs Missing:                                                                                                                        Lender to provide documentation that shows the borrower returned to all                                                                            Reviewer Comment (2023-06-30): Lender confirms all employers were active at closing. Exception cleared.  06/30/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 jobs from the leave of absence. Doctor letter and borrower return to work                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              letter are available from [redacted] only. Lender to confirm [redacted]                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              and [redacted]  are both back to active employment status at the level                                                                             Buyer Comment (2023-06-28): Please see VOEs attached completed prior to closing on [redacted]  which                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                              prior to leave. Additional exceptions may apply.                                                                                                   both confirm active employment at [redacted] and [redacted]
[redacted] [redacted] [redacted] 1137      28819863                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank [redacted] ): Originator Loan            Due to a DTI of [redacted] %, the subject loan is at ATR Risk.                                                                                     Reviewer Comment (2023-06-20): Received the co-borrower's [redacted] [redacted]  letter which verifies a 06/20/2023                       1          B          A          C          A          B          A          C          A          B          A                CO        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Designation of Non QM does not match Due Diligence Loan Designation                                                                                                                                                      higher monthly income. DTI is now [redacted] %.                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                                                                                        of ATR Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): Please see attached [redacted]  letter, previously the [redacted] was being used to qualify; however, there was an increase in [redacted]  in [redacted] and the award letter reflects client's most recent benefit amount. Using the amount stated on the award letter, DTI will be under [redacted] %. An updated [redacted] is also attached for reference.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): Please see attached [redacted]  letter, previously the [redacted] was being used to qualify; however, there was an increase in [redacted] in [redacted] and the award letter reflects client's most recent benefit amount. Using the amount stated on the award letter, DTI will be under [redacted] %. An updated [redacted] is also attached for reference.
[redacted] [redacted] [redacted] 1137      28819864                         Compliance Compliance    Federal       ATR/QM Defect  General ATR Provision Investor and Non QM DTIs don't match and both   Ability to Repay (Dodd-Frank [redacted] ): The DTIs calculated in     Calculated DTI is [redacted] % due to borrower was qualified with rental                                                                           Reviewer Comment (2023-06-20): Received the co-borrower's [redacted] [redacted]  letter which verifies a 06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   moderately exceed Guidelines                                          accordance with the Lenders Guidelines of [redacted] % and based on   income of $[redacted] however, the documentation in the file verifies a net                                                                        higher monthly income. DTI is now [redacted] %.                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                                                                                        [redacted] (c)(5) of [redacted] % moderately exceed the guideline     rental loss of -$[redacted] .                                                                                                                                                                                                                                                                                                                                                                                                                    Other
                                                                                                                                                                                                        maximum of [redacted] %. (DTI Exception is eligible to be regraded
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                              Buyer Comment (2023-06-19): Please see attached [redacted]  letter, previously the [redacted] was being used to qualify; however, there was an increase in [redacted]  in [redacted] and the award letter reflects client's most recent benefit amount. Using the amount stated on the award letter, DTI will be under [redacted] %. An updated [redacted] is also attached for reference.
[redacted] [redacted] [redacted] 1137      28819865                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank [redacted] ): Based on the loan failing  Due to missing income documentation and a DTI of [redacted] %, the subject                                                                         Reviewer Comment (2023-06-20): Received the co-borrower's [redacted] [redacted]  letter which verifies a 06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         one or more guideline components, the loan is at ATR risk.            loan is at ATR Risk                                                                                                                                higher monthly income. DTI is now [redacted] %.                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): Please see attached [redacted]  letter, previously the [redacted] was being used to qualify; however, there was an increase in [redacted]  in [redacted] and the award letter reflects client's most recent benefit amount. Using the amount stated on the award letter, DTI will be under [redacted] %. An updated [redacted] is also attached for reference.
[redacted] [redacted] [redacted] 1137      28819866                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Calculated DTI is [redacted] % due to borrower was qualified with rental                                                                           Reviewer Comment (2023-06-20): Received the co-borrower's [redacted] [redacted] award letter which       06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                income of $[redacted] however, the documentation in the file verifies a net                                                                        verifies a higher monthly income. DTI is now [redacted] %.                                                                                                                                                                                                                                    Cash-out -
                                                                                                     Guidelines                                                                                                                                                               rental loss of -$[redacted] .                                                                                                                                                                                                                                                                                                                                                                                                                    Other
                                                                                                     Discrepancy
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): Please see attached [redacted] letter, previously the [redacted] was being used to qualify; however, there was an increase in [redacted]  in [redacted] and the award letter reflects client's most recent benefit amount. Using the amount stated on the award letter, DTI will be under [redacted] %. An updated [redacted] is also attached for reference.
[redacted] [redacted] [redacted] 1142      28819877                         Credit     Credit        Credit        Missing        Missing Document: Credit Report not provided                                                                                                File is missing the borrower's full credit report. Upon receipt of the                                                                             Reviewer Comment (2023-04-06): Received the full credit report dated [redacted]  with no additional      04/06/2023                       1          D          A          D          A          D          A          D          A          D          A                AZ        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Documentation Document                                                                                                                                                   missing credit report, additional conditions may apply.                                                                                            exceptions.                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-05): [redacted] : See attachment.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-04-04): Received multiple copies of only the first page of the credit report. The full credit report with all pages is required. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-03): [redacted] : See attached credit report.
[redacted] [redacted] [redacted] 1142      28819879                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Credit History                     Ability to Repay (Dodd-Frank [redacted] ): Unable to verify debt      File is missing the borrower's full credit report. Upon receipt of the                                                                             Reviewer Comment (2023-04-06): Received the full credit report dated [redacted] with no additional       04/06/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         obligations using reasonably reliable third-party records.            missing credit report, additional conditions may apply.                                                                                            exceptions.                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-05): [redacted] : see the attached credit report.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-04-04): Received multiple copies of only the first page of the credit report. The full credit report with all pages is required. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-03): [redacted] : See attached credit report.
[redacted] [redacted] [redacted] 1142      28819880                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank [redacted] ): Originator Loan            Due to missing the borrower's full credit report, the subject loan                                                                                 Reviewer Comment (2023-04-06): Received the full credit report dated [redacted]  with no additional      04/06/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    D        B       D        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Designation of Non QM does not match Due Diligence Loan Designation   designation is ATR Fail.                                                                                                                           exceptions.                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        of ATR Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-05): [redacted] : see the attached credit report.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-04-04): Received multiple copies of only the first page of the credit report. The full credit report with all pages is required. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-03): [redacted] : See attached credit report.
[redacted] [redacted] [redacted] 1142      28819881                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank [redacted] ): General Ability-to-Repay   File is missing the borrower's full credit report. Upon receipt of the                                                                             Reviewer Comment (2023-04-06): Received the full credit report dated [redacted] with no additional       04/06/2023                       1          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           missing credit report, additional conditions may apply.                                                                                            exceptions.                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 1142      28819882                         Credit     Credit        Credit        Guideline      Guideline Requirement: Representative FICO score discrepancy.                                                                               File is missing the borrower's full credit report. Upon receipt of the                                                                             Reviewer Comment (2023-04-06): Received the full credit report dated [redacted] with no additional       04/06/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              D        B       D        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Calculation /                                                                                                                                                            missing credit report, additional conditions may apply.                                                                                            exceptions.                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                     Analysis                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-05): [redacted]: see the attached credit report.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-04-04): Received multiple copies of only the [redacted] page of the credit report. The full credit report with all pages is required. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-03): [redacted]: See attached credit report.
[redacted] [redacted] [redacted] 1142      28819883                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure Total Property Costs Year 1 -           TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of        Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1                                                                         Buyer Comment (2023-04-03): .                                                                                                  04/03/2023 2          B          B          B          B          B          B          B          B          B          B                AZ        Primary    Refinance -   Letter of Explanation & Corrected Closing Disclosure                       D        B       D        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                   [redacted]  Testing                                                   Estimated Property Costs over Year 1 of [redacted] on Final Closing   of $[redacted] . Estimated Property Costs are $[redacted] per month, which                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                        Disclosure provided on [redacted]  not accurate.                      equals calculated Estimated Property Costs over Year 1 of $[redacted] .                                                                                                                                                                                                                                                                                                                                                                          Other
                                                                                                                                                                                                                                                                              Difference of $[redacted] is due to borrowers were qualified with monthly
                                                                                                                                                                                                                                                                              HOA Dues of $[redacted] however, the appraisal verifies the monthly HOA
                                                                                                                                                                                                                                                                              Dues are $[redacted] .
[redacted] [redacted] [redacted] 1143      28819887                         Compliance Compliance    Federal       TRID           TRID Appraisal Disclosure - ECOA Timing                               ECOA - File does not evidence the consumer was provided with the      Earliest Right to Receive a Copy of the Appraisal Disclosure dated                                                                                 Reviewer Comment (2023-04-03): Accounted for observed holiday.                                           04/03/2023                       1          B          A          B          A          B          A          B          A          B          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         right to receive a copy of the Appraisal Disclosure within 3 days of  [redacted]  is not within 3 business days of the application date of                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                        the loan application date.                                            [redacted] .                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-03-31): see attached
[redacted] [redacted] [redacted] 1143      28819888                         Compliance Compliance    Federal       Federal HPML   [redacted] HPML [redacted] Non Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Reviewer Comment (2023-04-03): Accounted for observed holiday.                                           04/03/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted] % or Final Disclosure APR of [redacted] % is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted] %, or                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        [redacted] %.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                Buyer Comment (2023-03-31): see attached
[redacted] [redacted] [redacted] 1143      28819889                         Compliance Compliance    Federal       TRID           TRID Appraisal Disclosure - HPML Timing                               HPML - File does not evidence the consumer was provided with the      Earliest Right to Receive a Copy of the Appraisal Disclosure dated                                                                                 Reviewer Comment (2023-04-03): Accounted for observed holiday.                                           04/03/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         right to receive a copy of the Appraisal Disclosure within 3 days of  [redacted]  is not within 3 business days of the application date of                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                        the loan application date.                                            [redacted] .                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-03-31): see attached
[redacted] [redacted] [redacted] 1143      28819890                         Compliance Compliance    Federal       RESPA          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not     RESPA Disclosure Rule: Creditor did not provide Affiliated Business   Affiliated Business Arrangement Disclosure dated [redacted]  is not within                                                                         Reviewer Comment (2023-04-03): Accounted for observed holiday.                                           04/03/2023                       1          B          A          B          A          B          A          B          A          B          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Provided Within 3 Business Days of Application                        Arrangement Disclosure to applicant within three (3) business days of 3 business days of the application date of [redacted] .                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -
                                                                                                                                                                                                        application.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-03-31): see attached
[redacted] [redacted] [redacted] 1143      28819891                         Compliance Compliance    Federal       RESPA          RESPA Disclosure - List of Homeownership Counseling Organizations Not RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership        List of [redacted]  dated [redacted]  is not within 3 business days of the                                                                         Reviewer Comment (2023-04-03): Accounted for observed holiday.                                           04/03/2023                       1          B          A          B          A          B          A          B          A          B          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Provided Within 3 Business Days of Application                        Counseling Organizations not provided to applicant within three (3)   application date of [redacted] .                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                        business days of application.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-03-31): see attached
[redacted] [redacted] [redacted] 1143      28819892                         Compliance Compliance    Federal       TRID Defect    TRID Loan Estimate Timing                                             TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or      Initial Loan Estimate dated [redacted]  is not within 3 business days of                                                                           Reviewer Comment (2023-04-03): Accounted for observed holiday.                                           04/03/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -   No Defined Cure                                                            C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         placed in the mail to Borrower(s) within three (3) business days of   the application date of [redacted] .                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                        application.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-03-31): see attached
[redacted] [redacted] [redacted] 1146      28819906                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure did not disclose Total Property Costs   TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of        Final CD disclosed Estimated Property Costs over Year [redacted] of                                                                                Buyer Comment (2023-03-28): .                                                                                                  03/28/2023 2          B          B          B          B          B          B          B          B          B          B                NC        Second     Refinance -   Letter of Explanation & Corrected Closing Disclosure                       B        B       A        A      B          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                   Year [redacted] - [redacted] Test                                     Estimated Property Costs over Year [redacted] of [redacted] on Final  $[redacted]. Estimated Property Costs are $[redacted] per month, which                                                                                                                                                                                                                                                                                                                                                                Home       Cash-out -
                                                                                                                                                                                                        Closing Disclosure provided on [redacted] not accurate.               equals calculated Estimated Property Costs over Year [redacted] of                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                              $[redacted] Difference of $[redacted] is due to lender qualified the borrower with a monthly Insurance amount of $[redacted], however, Insurance
                                                                                                                                                                                                                                                                              Document in file reflecting monthly Insurance amount of $[redacted]
[redacted] [redacted] [redacted] 1147      28819908                         Compliance Compliance    Federal       TRID           TRID Appraisal Disclosure - ECOA Timing                               ECOA - File does not evidence the consumer was provided with the      Earliest Right to Receive a Copy of the Appraisal Disclosure is dated                                                                              Reviewer Comment (2023-04-03): Accounted for observed holiday.                                           04/03/2023                       1          B          A          B          A          B          A          B          A          B          A                OK        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         right to receive a copy of the Appraisal Disclosure within [redacted] [redacted], which is not within [redacted] business days of the application                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        days of the loan application date.                                    date of [redacted]. Attestation is required if business was closed on                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                                                                                                                                                              [redacted] as holiday.                                                                                                                             Buyer Comment (2023-03-31): see attached
[redacted] [redacted] [redacted] 1147      28819909                         Compliance Compliance    Federal       Federal HPML   [redacted] HPML [redacted] Non Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Reviewer Comment (2023-04-03): Accounted for observed holiday.                                           04/03/2023                       1          C          A          C          A          C          A          C          A          C          A                OK        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                 Buyer Comment (2023-03-31): see attached
[redacted] [redacted] [redacted] 1147      28819910                         Compliance Compliance    Federal       TRID           TRID Appraisal Disclosure - HPML Timing                               HPML - File does not evidence the consumer was provided with the      Attestation is required if business was closed on [redacted] as holiday.                                                                           Reviewer Comment (2023-04-03): Accounted for observed holiday.                                           04/03/2023                       1          C          A          C          A          C          A          C          A          C          A                OK        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         right to receive a copy of the Appraisal Disclosure within [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                        days of the loan application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-03-31): see attached
[redacted] [redacted] [redacted] 1147      28819911                         Compliance Compliance    Federal       RESPA          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not     RESPA Disclosure Rule: Creditor did not provide Affiliated Business   Affiliated Business Arrangement Disclosure dated [redacted] is not within                                                                          Reviewer Comment (2023-04-03): Accounted for observed holiday.                                           04/03/2023                       1          B          A          B          A          B          A          B          A          B          A                OK        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Provided Within 3 Business Days of Application                        Arrangement Disclosure to applicant within [redacted] business days   [redacted] business days of the application date of [redacted]. Attestation                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        of application.                                                       is required if business was closed on [redacted] as holiday.                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-03-31): see attached
[redacted] [redacted] [redacted] 1147      28819912                         Compliance Compliance    Federal       RESPA          RESPA Disclosure - List of Homeownership Counseling Organizations Not RESPA Disclosure Rule ([redacted]): List of Homeownership Counseling  List of Homeownership Counseling Organizations dated [redacted] is not                                                                             Reviewer Comment (2023-04-03): Accounted for observed holiday.                                           04/03/2023                       1          B          A          B          A          B          A          B          A          B          A                OK        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Provided Within 3 Business Days of Application                        Organizations not provided to applicant within [redacted] business    within [redacted] business days of the application date of [redacted].                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                        days of application.                                                  Attestation is required if business was closed on [redacted]as holiday.                                                                                                                                                                                                                                                                                                                                                                          Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-03-31): see attached
[redacted] [redacted] [redacted] 1147      28819913                         Compliance Compliance    State         State HPML     (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML   [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Reviewer Comment (2023-04-03): Valid Exception.  Exception remains.                                                                       2          B          B          B          B          B          B          B          B          B          B                OK        Primary    Refinance -   No obvious cure                                                            C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Threshold)                                                            [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Loan.                                                                                                                                                                              Buyer Comment (2023-03-31): see attached
[redacted] [redacted] [redacted] 1147      28819914                         Compliance Compliance    Federal       TRID Defect    TRID Loan Estimate Timing                                             TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or      Initial Loan Estimate dated [redacted] is not within [redacted] business                                                                           Reviewer Comment (2023-04-03): Accounted for observed holiday.                                           04/03/2023                       1          C          A          C          A          C          A          C          A          C          A                OK        Primary    Refinance -   No Defined Cure                                                            C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         placed in the mail to Borrower(s) within [redacted] business days of  days of the application date of [redacted]. Attestation is required if                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                        application.                                                          business was closed on [redacted] as holiday.                                                                                                                                                                                                                                                                                                                                                                                                    Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-03-31): see attached
[redacted] [redacted] [redacted] 1151      28819917                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Title-Abstract/Title Search Fee was last disclosed as $[redacted] on LE but                                                                        Reviewer Comment (2023-04-16): [redacted] received Post CD,LOX, Copy of refund check and proof of                   04/16/2023            2          C          B          C          B          C          B          C          B          C          B                PA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided                                                              for Title - Abstract / Title Search.  Fee Amount of $[redacted]       disclosed as $[redacted] on Final Closing Disclosure.  File does not                                                                               mailing.                                                                                                                                                                                                                                                                                      Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        exceeds tolerance of $[redacted].  Insufficient or no cure was        contain a valid COC for this fee, nor evidence of cure in file. Provide a                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        provided to the borrower.                                             post-close CD disclosing the tolerance cure to include $[redacted], a copy                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                              of refund check, proof of delivery, and a copy of the letter of explanation                                                                        Buyer Comment (2023-04-14): Please see attached package mailed to client and evidence of delivery.
                                                                                                                                                                                                                                                                              sent to the borrower disclosing the changes made.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-04-06): [redacted] received rebuttal that change of circumstance for product change is valid reason to change title-abstract cost.  However, typically a title abstract/search would be done the same for both products and a change in product shouldn't have an effect on this fee. The fact that a product changed would not typically be a reason a title-search/abstract fee would increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Fees that would typically change with a program/product change would be lender compensation type
                                                                                                                                                                                                                                                                                                                                                                                                                                 (discount, broker compensation, lender credit). In order to rebaseline to the higher amount please provide additional information to support a valid changed circumstance reason that caused the title company to increase the title-search/abstract fee related to there being a product/program change or cure is due to borrower. As an example, a program/product change does not all [redacted] all fees to be valid to change, such a survey fee, a flood cert fee, a tax service fee.  As stated, Title-
                                                                                                                                                                                                                                                                                                                                                                                                                                 Search/Abstract is not a fee that would typically increase with a product change and thus the need for additional information on what additional service for that fee were added to increase it that are related to a product change.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-05): This is a valid CIC because a different type of title policy is obtained for a [redacted] product than a rate and term refinance.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-04-05): [redacted] received Changed Circumstance dated [redacted]  but it does not give sufficient information on why the Title - Abstract / Title Search fee was added. Title search information would be the same for both products hence not valid for change. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of
                                                                                                                                                                                                                                                                                                                                                                                                                                 Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-04): Please see attached valid CIC showing the product was flipped causing the title-abstract/title search fee to be added. This is due to the [redacted] product using a different type of title policy rather than a full title.
[redacted] [redacted] [redacted] 1151      28819918                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure Total Property Costs Year [redacted] -  TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of                                                                                                                                                           Buyer Comment (2023-04-04): .                                                                                                  04/04/2023 2          B          B          B          B          B          B          B          B          B          B                PA        Primary    Refinance -   Letter of Explanation & Corrected Closing Disclosure                       C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   [redacted] Testing                                                    Estimated Property Costs over Year [redacted] of [redacted] on Final                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Closing Disclosure provided on [redacted] not accurate.                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1156      28819934                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure did not disclose Total Property Costs   TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of        Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year                                                                           Buyer Comment (2023-04-03): .                                                                                                  04/03/2023 2          B          B          B          B          B          B          B          B          B          B                KS        Primary    Refinance -   Letter of Explanation & Corrected Closing Disclosure                       B        B       A        A      B          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                   Year 1 - [redacted] Test                                              Estimated Property Costs over Year 1 of [redacted] on Final Closing   [redacted] of $[redacted]. Estimated Property Costs are $[redacted] per                                                                                                                                                                                                                                                                                                                                                                          Cash-out -
                                                                                                                                                                                                        Disclosure provided on [redacted] not accurate.                       month, which equals calculated Estimated Property Costs over Year                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                                                                                                                                                                                              [redacted] of $[redacted]. Difference of $[redacted] is due to borrower was qualified with monthly HOA Dues of [redacted] however, the appraisal verifies the annual HOA Dues are $[redacted] which is $[redacted] monthly.
[redacted] [redacted] [redacted] 1157      28819938                         Compliance Compliance    Federal       TRID Defect    TRID Lender Credit Tolerance Violation                                TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender paid origination fee of $[redacted] and Lender paid Title Search fee                                                                        Reviewer Comment (2023-04-05): [redacted] received Letter of Explanation, Copy of cure refund, proof of             04/05/2023            2          C          B          C          B          C          B          C          B          C          B                RI        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Lender Credits. Final Lender Credit of $[redacted]  is less than      of $[redacted] disclosed on the [redacted] closing disclosure not disclosed                                                                        mailing & Corrected Closing Disclosure.                                                                                                                                                                                                                                                       Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD
                                                                                                                                                                                                        amount of binding Lender Credit previously disclosed in the amount of on the final closing disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                 Other
                                                                                                                                                                                                        $-[redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-04): [redacted]: See the attached redisclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]
[redacted] [redacted] [redacted] 1159      28819943                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure did not disclose Total Property Costs   TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of        Final Closing Disclosure disclosed Estimated Property Costs over Year                                                                              Buyer Comment (2023-04-03): .                                                                                                  04/03/2023 2          B          B          B          B          B          B          B          B          B          B                MN        Primary    Refinance -   Letter of Explanation & Corrected Closing Disclosure                       B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Year [redacted] - [redacted] Test                                     Estimated Property Costs over Year [redacted] of [redacted] on Final  [redacted] of $[redacted]. Estimated Property Costs are $[redacted] per                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Closing Disclosure provided on [redacted] not accurate.               month, which equals calculated Estimated Property Costs over Year                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              [redacted] of $[redacted]. Difference of $[redacted] is due to lender                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                                                                                                                                                                              qualified the borrower with a monthly insurance payment of $[redacted]
                                                                                                                                                                                                                                                                              however, the insurance policy provided verifies an annual premium of
                                                                                                                                                                                                                                                                              $[redacted] which is $[redacted] per month.
[redacted] [redacted] [redacted] 1163      28819951                         Property   Property -    Appraisal     Property -     Appraiser's license or certification was not active at the time of    -                                                                     Per [redacted], the appraiser's license was effective as of [redacted],                                                                            Reviewer Comment (2023-04-07): Licensing detail provided confirms appraisal has been licensed since      04/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        B       A        A      C          B          C        A        Higher      Non QM  No
                                                                                       Appraisal     Data          Appraisal      the appraisal.                                                                                                                              which is prior to the subject property appraised date of [redacted].                                                                               1993.  Exception cleared.                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM
                                                                                                     Integrity                                                                                                                                                                Appraiser's license in the file only verifies the expiration date.                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-06): See attached
[redacted] [redacted] [redacted] 1163      28819953                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Subject loan was originated under Higher Priced QM (APOR) however, the loan                                                                        Reviewer Comment (2023-04-11): Revised QM findings for Non-QM were provided to satisfy exception.        04/11/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          C        A        Higher      Non QM  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation has tested as Non QM.                                                                                                                              exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                                                                                        of Non QM.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-10): See previously attached QM report
[redacted] [redacted] [redacted] 1163      28819954                         Compliance Compliance    Federal       ATR/QM Defect  QM (APOR) Threshold Fail                                              Qualified Mortgage: QM APR on subject loan of [redacted]% is equal to                                                                                                                                                    Reviewer Comment (2023-04-11): Revised QM findings for Non-QM were provided to satisfy exception.        04/11/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        B       A        A      C          B          C        A        Higher      Non QM  No
                                                                                                     Compliance                                                                                         or greater than the threshold of  [redacted]%.                                                                                                                                                                           exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-10): see attached QM

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-04-07): SitusAMC is not calculating APR of [redacted]%.  Final calculated APR is
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% which appears to exceed HPQM APOR limits.  QM Findings document with Rebuttable Presumption results with APR of [redacted]% and note rate of [redacted]%

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-06): Please advise how SAMC calculated 8.91%,  What margins, etc are you using?
[redacted] [redacted] [redacted] 1163      28819955                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - General Ability to Repay      Ability to Repay (Dodd-Frank 2014): The initial Loan Designation      Revised findings changed from HPQM to Non-QM                                                                                                                                                                                                                                                 2                     A                     B                     B                     B                     A                FL        Primary    Refinance -                                                                              C        B       A        A      C          B          C        A        Higher      Non QM  No
                                                                                                     Compliance                                                                                         provided did not match.  However, the updated Loan Designation of Non                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                                                                                        QM matches the Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1165      28819959                         Compliance Compliance    Federal       TRID Defect    TRID Lender Credit Tolerance Violation                                TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Closing Disclosure dated [redacted] disclosed a Lender Credit in the amount                                                                        Reviewer Comment (2023-04-21): [redacted] received Letter of Explanation, Copy of cure refund, proof of             04/21/2023            2          C          B          C          B          C          B          C          B          C          B                MI        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Lender Credits. Final Lender Credit of $0.00  is less than amount of  of $[redacted] which decreased to $0.00 on the Final Closing Disclosure                                                                            mailing & Corrected Closing Disclosure.                                                                                                                                                                                                                                                       Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD
                                                                                                                                                                                                        binding Lender Credit previously disclosed in the amount of           without a valid Change of Circumstance. Evidence of cure for the decrease                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                        $[redacted].                                                          of $[redacted] was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-20): Please see the attached copy of the refund check. Proof of delivery will be available on [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-04-19): [redacted] receivbed Corrected CD, LOE to borrower and a UPS tracking label.  We are missing a copy of the cure refund check for $[redacted] as noted in the LOE and the violation.  Additionally the UPS tracking only reflects that a label has been created but not yet shipped.  Provide proof that package has been picked up by carrier also.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-18): See attached client package and review to clear condition.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-04-10): On [redacted] loan amount increased and a specific lender credit in the amount of $[redacted] for points was noted on the CD.  That lender credit was not present on the final
                                                                                                                                                                                                                                                                                                                                                                                                                                 CD, and no VCC was located in the loan file that would explain the change.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-04-07): see attached responses
[redacted] [redacted] [redacted] 1166      28819963                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure did not disclose Total Property Costs   TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of        Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of                                                                         Buyer Comment (2023-04-03): ,                                                                                                  04/03/2023 2          B          B          B          B          B          B          B          B          B          B                VA        Primary    Refinance -   Letter of Explanation & Corrected Closing Disclosure                       B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Year 1 - [redacted] Test                                              Estimated Property Costs over Year 1 of [redacted] on Final Closing   $[redacted]. Estimated Property Costs are $[redacted] per month, which                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disclosure provided on [redacted] not accurate.                       equals calculated Estimated Property Costs over Year 1 of $[redacted].                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              Difference of $[redacted] is due to lender qualified the borrower with a                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                              monthly insurance payment of $[redacted] however, the insurance policy provided verifies an annual premium of $[redacted], which is $[redacted]
                                                                                                                                                                                                                                                                              per month.
[redacted] [redacted] [redacted] 1171      28819978                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-16): .                                                                                                  06/16/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1172      28819980                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank [redacted] ): Originator Loan            Due to a DTI of [redacted] %, the subject loan designation is ATR Risk.                                                                            Reviewer Comment (2023-06-27): Loan Designation for this loan has been changed from ATR-Risk to Non-QM.  06/26/2023                       1          B          A          C          A          B          A          C          A          B          A                LA        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        B       C        B      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Designation of Non QM does not match Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                        of ATR Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-26): Loan is Non QM.
[redacted] [redacted] [redacted] 1172      28819981                         Compliance Compliance    Federal       ATR/QM Defect  General ATR Provision Investor and Non QM DTIs don't match and both   Ability to Repay (Dodd-Frank [redacted] ): The DTIs calculated in     Borrower was qualified with a monthly insurance payment of $[redacted] and  Borrower has      No Adverse Credit     SitusAMC,Originator            Reviewer Comment (2023-06-27): Loan Designation for this loan has been changed from ATR-Risk to Non-QM.                        06/26/2023 2          C          B          C          B          C          B          C          B          C          B                LA        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   moderately exceed Guidelines                                          accordance with the Lenders Guidelines of [redacted] % and based on   a DTI of [redacted] %. Calculated DTI of [redacted] % is due to the hazard  verified        history                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        [redacted] (c)(5) of [redacted] % moderately exceed the guideline     insurance policy for the subject property verifies the annual premium is    disposable      (installment/Revolving  SitusAMC                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        maximum of [redacted] %. (DTI Exception is eligible to be regraded    $[redacted] which is $[redacted] per month.                                 income of at    accts).                                                Buyer Comment (2023-06-26): Seller Acknowledges the exception,  no change to grading.
                                                                                                                                                                                                        with compensating factors.)                                                                                                                       least             Median qualifying     SitusAMC
                                                                                                                                                                                                                                                                                                                                                          $[redacted] .   FICO [redacted] .
                                                                                                                                                                                                                                                                                                                                                                            CLTV is [redacted] %.                                Reviewer Comment (2023-06-23):   No Adverse Credit history (installment/Revolving accts).
                                                                                                                                                                                                                                                                                                                                                          The Loan to       [redacted] + years of                                  Median qualifying FICO [redacted] .
                                                                                                                                                                                                                                                                                                                                                          Value (LTV) on  mortgage history,                                        CLTV is [redacted] %.
                                                                                                                                                                                                                                                                                                                                                          the loan is     [redacted] Late                                          [redacted] + years of mortgage history, [redacted]  Late payments.
                                                                                                                                                                                                                                                                                                                                                          less than the   payments.                                                Client has been with the qualifying employer[redacted] + Years.
                                                                                                                                                                                                                                                                                                                                                          guideline         Client has been with                                   Consolidated over $[redacted] in debt with this transaction.
                                                                                                                                                                                                                                                                                                                                                          maximum by at   the qualifying employer
                                                                                                                                                                                                                                                                                                                                                          least           [redacted] + Years.
                                                                                                                                                                                                                                                                                                                                                          [redacted] %.     Consolidated over
                                                                                                                                                                                                                                                                                                                                                                          $[redacted] in debt
                                                                                                                                                                                                                                                                                                                                                          Borrower has    with this transaction.
                                                                                                                                                                                                                                                                                                                                                          owned the
                                                                                                                                                                                                                                                                                                                                                          subject
                                                                                                                                                                                                                                                                                                                                                          property for at
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.
[redacted] [redacted] [redacted] 1172      28819982                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank [redacted] ): Based on the loan failing  Due to a DTI of [redacted] %, the subject loan is at ATR Risk.              19.7 years in                                                          Reviewer Comment (2023-06-27): Loan Designation for this loan has been changed from ATR-Risk to Non-QM.                        06/26/2023 2          C          B          C          B          C          B          C          B          C          B                LA        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         one or more guideline components, the loan is at ATR risk.                                                                                        current job.                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                                                                                                          767 FICO                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                                                                                                                                                                                                                                          30.44% CLTV                                                            Buyer Comment (2023-06-26): Seller Acknowledges the exception,  no change to grading.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-26): Regraded due to compensating factors.
[redacted] [redacted] [redacted] 1172      28819983                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio           Calculated investor qualifying total debt ratio of ___ exceeds        Borrower was qualified with a monthly insurance payment of $[redacted] and  The Loan to       No Adverse Credit     SitusAMC                       Buyer Comment (2023-06-26): Seller Acknowledges the exception,  no change to grading.                                          06/26/2023 2          C          B          C          B          C          B          C          B          C          B                LA        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                discrepancy.                                                          Guideline total debt ratio of ___.                                    a DTI of [redacted] %. Calculated DTI of [redacted] % is due to the hazard  Value (LTV) on  history                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                     Guidelines                                                                                                                                                               insurance policy for the subject property verifies the annual premium is    the loan is     (installment/Revolving  SitusAMC,Originator                                                                                                                                                                                                                                                                                                          Other
                                                                                                     Discrepancy                                                                                                                                                              $[redacted] which is $[redacted] per month.                                 less than the   accts).                                                Reviewer Comment (2023-06-23):   No Adverse Credit history (installment/Revolving accts).
                                                                                                                                                                                                                                                                                                                                                          guideline         Median qualifying     SitusAMC                         Median qualifying FICO [redacted] .
                                                                                                                                                                                                                                                                                                                                                          maximum by at   FICO [redacted] .                                        CLTV is [redacted] %.
                                                                                                                                                                                                                                                                                                                                                          least             CLTV is [redacted] %.                                  [redacted] + years of mortgage history, [redacted]  Late payments.
                                                                                                                                                                                                                                                                                                                                                          [redacted] %.     [redacted] + years of                                  Client has been with the qualifying employer [redacted] + Years.
                                                                                                                                                                                                                                                                                                                                                                          mortgage history,                                        Consolidated over $[redacted] in debt with this transaction.
                                                                                                                                                                                                                                                                                                                                                          Borrower has    [redacted] Late
                                                                                                                                                                                                                                                                                                                                                          verified        payments.
                                                                                                                                                                                                                                                                                                                                                          disposable        Client has been with
                                                                                                                                                                                                                                                                                                                                                          income of at    the qualifying employer
                                                                                                                                                                                                                                                                                                                                                          least           [redacted] + Years.
                                                                                                                                                                                                                                                                                                                                                          $[redacted] .     Consolidated over
                                                                                                                                                                                                                                                                                                                                                                          $[redacted] in debt
                                                                                                                                                                                                                                                                                                                                                          Borrower has    with this transaction.
                                                                                                                                                                                                                                                                                                                                                          owned the
                                                                                                                                                                                                                                                                                                                                                          subject
                                                                                                                                                                                                                                                                                                                                                          property for at
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.
[redacted] [redacted] [redacted] 1173      28819986                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Update of fee was not timely. Appraisal was listed as subject to repairs on                                                                        Reviewer Comment (2023-06-08): [redacted] received comment & COC suffice the requirements.               06/08/2023                       1          C          A          C          A          C          A          C          A          C          A                MS        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided                                                              for Appraisal Fee.  Fee Amount of $[redacted]exceeds tolerance of     [redacted] but no disclosed to borrower until [redacted]. Cure for                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        $[redacted].  Insufficient or no cure was provided to the borrower.   tolerance violation was not found on final CD.                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-07): Please see the [redacted] form attached which confirms the fee increase was                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 the result of ordering a 1004D final inspection to verify the borken windows were repaired and tree limbs cleaned up as the initial appraisal was "subject to"
[redacted] [redacted] [redacted] 1174      28819989                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan designation failure due to APR fee variance. Calculated APR does not                                                                          Reviewer Comment (2023-06-21): Loan is HPQM(APOR).                                                       06/21/2023                       1          B          A          C          A          B          A          C          A          B          A                IN        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation exceed the [redacted]% threshold to be considered a higher priced loan.                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-14): An offset was applied for the [redacted] fee, however, the loan is still                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 a SHQM (APOR).  The calculated APR of [redacted]% is less than the APOR of [redacted]% (from [redacted])
                                                                                                                                                                                                                                                                                                                                                                                                                                 +[redacted]%.  The most recent QM findings in the file indicate both [redacted] and [redacted] are using the APOR of [redacted]%. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-12): Please see attached attestation letter

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-09): Please provide the lender attestation for the [redacted] fee so this can be reviewed for a manual offset to the APR. There is only a blank document that came through in the trailing docs. Thank you.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-08): Please include the [redacted] fee and the APR will support our QM designation.
[redacted] [redacted] [redacted] 1179      28819999                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-06-26): Appraisal dated prior to consummation received. Exception cleared.        06/26/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                 Buyer Comment (2023-06-22): Please see the attached Appraisal from [redacted] and cover letter from
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. This document was not in the initial image package in error, the post close appraisal from
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] was to correct the subject property Unit# from [redacted] to [redacted] as noted on the supplemental Addendum in the appraisal from [redacted]. The Appraisal Cover Letter proves the appraisal was effective and signed [redacted] was posted to the borrowers [redacted] account on [redacted], this loan did not close until [redacted] which is greater than [redacted] business days from [redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please review to clear
[redacted] [redacted] [redacted] 1179      28820000                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal   TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained    Subject loan has tested as HPML. Appraisal report date is [redacted] which                                                                         Reviewer Comment (2023-06-26): Appraisal dated prior to consummation received. Exception cleared.        06/26/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Not Obtained Timely)                                                  prior to consummation.                                                is after the subject loan closed on [redacted]. Appraisal was no obtained                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                              prior to closing as required under the TILA HPML Appraisal Rule.                                                                                                                                                                                                                                                                                                                                                                                 Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): Please see the attached Appraisal from [redacted] and cover letter from
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. This document was not in the initial image package in error, the post close appraisal from
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] was to correct the subject property Unit# from [redacted] to [redacted] as noted on the supplemental Addendum in the appraisal from [redacted]. The Appraisal Cover Letter proves the appraisal was effective and signed [redacted] was posted to the borrowers [redacted] account on [redacted], this loan did not close until [redacted] which is greater than [redacted] business days from [redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please review to clear
[redacted] [redacted] [redacted] 1179      28820001                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form H-9 however, the Title Search verifies the                                                                              Reviewer Comment (2023-07-03): All cure documentation received and new rescission period ended.                     07/03/2023            2          C          B          C          B          C          B          C          B          C          B                VA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       subject second mortgage paid off an existing second mortgage originated by                                                                         Exception cured.                                                                                                                                                                                                                                                                              Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             considered the original creditor. The H-9 form was used, the H-8 form a different lender. Right to Cancel should be on Form H-8.                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                   Incorrect,                                                                           should have been used.
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-06-29): Please clear as rescission period has ended.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-06-26): All cure documentation received, including evidence the borrower received the package [redacted]. This exception can be cured once the new rescission period ends.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): Please see the attached LOE to client, Right to cancel form H-8 and UPS label
[redacted] [redacted] [redacted] 1181      28820008                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of        Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-06-07): .                                                                                                  06/07/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     missing the High-Cost Aggregate Amount Disclosure.                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 1181      28820010                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Loan Discount Points was disclosed as $[redacted]on the Initial CD, but                                                                            Reviewer Comment (2023-06-08): [redacted] received valid COC                                             06/08/2023                       1          C          A          C          A          C          A          C          A          C          A                MA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided                                                              for Loan Discount Points.  Fee Amount of $[redacted]exceeds tolerance disclosed as $[redacted]on the Final Closing Disclosure without a valid                                                                                                                                                                                                                                                                                                                                                                          Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        of $[redacted].  Insufficient or no cure was provided to the          Change of Circumstance. Evidence of cure for the increase of $[redacted]was                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        borrower.                                                             not provided.                                                                                                                                      Buyer Comment (2023-06-07): [redacted]: see attachment.                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 1183      28820018                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan designation failure due APR. Calculated APR on the loan of [redacted]%                                                                        Reviewer Comment (2023-06-12): [redacted] offset is applied.  Loan is HPQM.                              06/12/2023                       1          B          A          C          A          B          A          C          A          B          A                HI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation is not greater than APOR of [redacted]% + [redacted]%, or [redacted]% for a                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             higher priced loan designation. Diligence testing is Safe Harbor QM (APOR)                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              due to not exceeding [redacted]% APR.                                                                                                              Buyer Comment (2023-06-09): Please see the attached and review to appraisal invoice in your loan file on                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 page [redacted], the $[redacted] Appraisal management fee should be included in your prepaid finance charge calculation.
[redacted] [redacted] [redacted] 1186      28820025                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-03): .                                                                                                  07/03/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 1186      28820026                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-07-03): .                                                                                                  07/03/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            QM (APOR)   Harbor
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                                   QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1186      28820027                         Compliance Compliance    State         Misc. State    Maryland Mortgage Lending Regulations (Disclosure of Taxes and        [redacted] Mortgage Lending Regulations: Disclosure on responsibility Escrow Responsibility Disclosure provided [redacted], not within [redacted]                                                                        Buyer Comment (2023-07-03): .                                                                                                  07/03/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level          Insurance Not Provided Timely)                                        for payment of taxes and insurance not provided to borrower within    business days of application date of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        [redacted]([redacted]) business days of application or                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [redacted]([redacted]) business days prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 1188      28820033                         Compliance Compliance    Federal       ATR/QM Defect  QM (APOR) Threshold Fail                                              Qualified Mortgage: QM APR on subject loan of [redacted]% is equal to Failure is due to incorrect last rate set date. Actual last rate set date                                                                          Reviewer Comment (2023-06-15): Designation was restated, exception cleared.                              06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Compliance                                                                                         or greater than the threshold of  [redacted]%.                        was [redacted]. Originator last rate set date was [redacted].  No evidence                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                                                                                              of rate change has been provided.                                                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please see attached as designation is now a match

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-12): Adding additional APR fees is not going to clear this exception. This exception is stating that the APR exceeds the allowable for SHQM (APOR) already ([redacted]%), so adding additional fees into the APR is not going to be beneficial to testing. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): Rate was originally [redacted]% on [redacted] but it changed to [redacted]%
                                                                                                                                                                                                                                                                                                                                                                                                                                 with most recent lock occurring on [redacted] so the date appears to be accurate. Reviewing the fees impacting APR, [redacted] is incorrectly including the $[redacted] credit monitoring fee and Rocket is including the $[redacted] Appraisal Management Services fee(see attestation attached). Please take this into consideration with your review to resolve the finding
[redacted] [redacted] [redacted] 1188      28820034                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan Designation mismatch is due to incorrect last rate set date. Actual                                                                           Reviewer Comment (2023-06-15): Designation was restated, exception cleared.                              06/15/2023                       1          B          A          C          A          B          A          C          A          B          A                VA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Non QM  Yes
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation   last rate set date was [redacted]. Originator last rate set date was                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                        of Non QM.                                                            [redacted].  No evidence of rate change has been provided.                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please see attached as designation is now a match

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-12): Adding additional APR fees is not going to clear this exception. This exception is stating that the APR exceeds the allowable for SHQM (APOR) already ([redacted]%), so adding additional fees into the APR is not going to be beneficial to testing. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): Rate was originally [redacted]% on [redacted] but it changed to [redacted]%
                                                                                                                                                                                                                                                                                                                                                                                                                                 with most recent lock occurring on [redacted] so the date appears to be accurate. Reviewing the fees impacting APR, [redacted] is incorrectly including the $[redacted] credit monitoring fee and [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 is including the $[redacted] Appraisal Management Services fee(see attestation attached). Please take this into consideration with your review to resolve the finding
[redacted] [redacted] [redacted] 1188      28820035                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - General Ability to Repay      Ability to Repay (Dodd-Frank 2014): The initial Loan Designation      Loan designation has been updated by the client. Loan Designation of Non-QM                                                                        Buyer Comment (2023-06-16): .                                                                                                  06/16/2023 2                     A                     B                     B                     B                     A                VA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Compliance                                                                                         provided did not match.  However, the updated Loan Designation of Non matches diligence designation. Exception is informational only and can be                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                        QM matches the Due Diligence Loan Designation of Non QM.              accepted by the client.                                                                                                                                                                                                                                                                                                                                                                                                                          Other
[redacted] [redacted] [redacted] 1189      28820037                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure APR Inaccurate - Regular Transaction    TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed  The APR per the CD is [redacted]%; calculated APR is [redacted]%. APR                                                                              Reviewer Comment (2023-06-29): [redacted] received additional information around the purpose of the      06/29/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Timing Without Waiver                                                 on final CD [redacted] is inaccurate (off by more than [redacted]%)   variance of .[redacted]% is greater than .[redacted]%.                                                                                             title-attorney fee.                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        compared to actual APR at consummation.  Closing Disclosure not                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        provided to Borrower at least [redacted] ([redacted] business days                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
                                                                                                                                                                                                        prior to closing.                                                                                                                                                                                                        Reviewer Comment (2023-06-26): [redacted] received additional information regarding [redacted] Title-
                                                                                                                                                                                                                                                                                                                                                                                                                                 Attorney fee, which is required on real estate transactions and excluded from finance charges.  However, the APR was still inaccurate at closing over .[redacted]%.  Calculated at [redacted]% and disclosed as
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]%.  The following fees included in finance charge calculation: Credit Monitoring $[redacted],
                                                                                                                                                                                                                                                                                                                                                                                                                                 Flood $[redacted], Discount $[redacted], Origination $[redacted], MERS $[redacted], Prepaid Int
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted], tax cert $[redacted]and Title-Settlement Closing $[redacted].  We offset $[redacted]for he
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] fee.  Finance charges $[redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-23): [redacted] State Bar states the following: Residential real estate transactions typically involve several phases, including the following: reviewing the purchase agreement for any conditions that must be met before closing; abstracting titles; providing an opinion on title;
                                                                                                                                                                                                                                                                                                                                                                                                                                 applying for title insurance policies, including title insurance policies that may require tailored coverage to protect the interests of the lender, the owner, or both;1 preparing legal documents, such as deeds (in the case of a purchase transaction), deeds of trust, and lien waivers or affidavits;
                                                                                                                                                                                                                                                                                                                                                                                                                                 interpreting and explaining documents implicating parties' legal rights, obligations, and options;
                                                                                                                                                                                                                                                                                                                                                                                                                                 resolving possible clouds on title and issues concerning the legal rights of parties to the transaction;
                                                                                                                                                                                                                                                                                                                                                                                                                                 overseeing execution and acknowledgement of documents in compliance with legal mandates; handling the recordation and cancellation of documents in accordance with [redacted] law; disbursing proceeds when legally permitted after legally-recognized funds are available and all closing conditions have been satisfied; and providing a post-closing final opinion of title for title insurance after all prior liens have been satisfied. These and other functions are sometimes called, collectively, the "closing" of the residential real estate transaction. As detailed below, the [redacted] General Assembly has determined specifically that only persons who are licensed to practice law in this state may handle most of these functions.2

                                                                                                                                                                                                                                                                                                                                                                                                                                 A person who is not licensed to practice law in [redacted] and is not working under the direct supervision of an active member of the State Bar may not perform functions or services that constitute the practice of law.3 Under the express language of [redacted]. Gen. Stat. {section}{section} 84-2.1 and
                                                                                                                                                                                                                                                                                                                                                                                                                                 84-4, a non-lawyer who is not working under the direct supervision of an active member of the State Bar would be engaged in the unauthorized practice of law if he or she performs any of the following functions for one or more of the parties to a residential real estate transaction: (i) preparing or aiding in preparation of deeds, deeds of trust, lien waivers or affidavits, or other legal documents;
                                                                                                                                                                                                                                                                                                                                                                                                                                 (ii) abstracting or passing upon titles; or (iii) advising or giving an opinion upon the legal rights or obligations of any person, firm, or corporation.Under the express language of [redacted]. Gen. Stat.
                                                                                                                                                                                                                                                                                                                                                                                                                                 {section} 84-4, it is unlawful for any person other than an active member of the State Bar to hold himself or herself out as competent or qualified to give legal advice or counsel or as furnishing any services that constitute the practice of law.Additionally, under [redacted]. Gen. Stat. {section} 84-5, a business entity, including a corporation or limited liability company, may not provide or offer to provide legal services or the services of attorneys to its customers even if the services are performed by licensed attorneys employed by the entity.See, [redacted]. v. [redacted], 86 [redacted]. App. 469,
                                                                                                                                                                                                                                                                                                                                                                                                                                 358 S.E.2d 87 ([redacted]); [redacted] v. [redacted] State Bar, 316 N.C. 285, 341 S.E.2d 517 (1986), and
                                                                                                                                                                                                                                                                                                                                                                                                                                 State ex rel. Seawell v. [redacted] Motor Club, Inc., 209 N.C. 624, 184 S.E. 540 (1936).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): Please provide an itemization of attorney services provided and billed in this transaction that would differ from the actions required of counsel by the state for review, or provide cure.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): [redacted]'s own counsel argued the opposite point on a past exception.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Below is from [redacted]'s own legal counsel stating it is a finance charge.

                                                                                                                                                                                                                                                                                                                                                                                                                                 "With respect to the argument that the attorney fee would be charged on a comparable cash transaction, counsel does not believe the exclusion would apply here given that the attorney fee charged in cash vs credit transaction are for entirely different services and that different amounts would also be involved.  For instance, a credit transaction would presumably involve the review of more documents related to the financing.  In other words, the attorney fee would presumably not be charged "uniformly in cash and credit transactions."  Note that in para. 1 to Comment 1026.4(a), the Comment provides that
                                                                                                                                                                                                                                                                                                                                                                                                                                 "Fees for preparing a Truth in Lending disclosure statement, if permitted by law" are finance charges, highlighting that a the activities involved in a financing are different from those in a cash deal."

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-16): As a requirement by the state, the attorney fee would also be present in a cash transaction and would not be considered a finance charge. Cure is required.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): Please note that these 2 title fees are paid to different entities. The title attorney fee is separate from the settlement/closing fee. [redacted] requires an attorney to be present. This attorney was not an employee of [redacted]. As a result it is a separate required fee and is a finance charge.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-14): [redacted] received rebuttal to include the Title-Attorney's fee in APR calculation.  However, there is already a title-settlement/closing fee for settlement.  The Title-
                                                                                                                                                                                                                                                                                                                                                                                                                                 Attorney's fee is unknown as to the purpose that would include this as a finance charge.  Provide an executed lender attestation that gives the specific purpose of this fee and why lender feels the purpose should be designated as a finance charge for review.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): Please also include the Title-Attorney's fees as we required this for financing. This should bring the APR in line.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-12): Compliance has applied the offset for the [redacted] fee, however, it only brought the variance down to [redacted]%, so the exception is still valid. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): Please include the [redacted] fee in the APR
[redacted] [redacted] [redacted] 1190      28820041                         Property   Property -    Appraisal     Property -     Missing Document: Appraisal was made "subject to" and Form 1004D/442  -                                                                     Subject property was made subject to inspection and repair.  The file was                                                                          Reviewer Comment (2023-06-09): [redacted] permits other completion alternative methods to verify         06/09/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       A        A      A          A          C        A        Safe Harbor Safe    No
                                                                                       Appraisal     Documentation Appraisal      was not provided.                                                                                                                           missing the 1004D confirming inspection and/or repair was completed.                                                                               completion of construction, alteration, or repairs in lieu of Form 1004D in certain circumstances.                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                 Professional report received verifying no repairs needed or health and safety issues that would require                                                                                                                                                                                       Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 repair. Exception cleared.                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-08): please see attached
[redacted] [redacted] [redacted] 1191      28820045                         Credit     Credit        Miscellaneous Credit         Missing Document: Credit Payoff Statement(s) not provided                                                                                   Subject 2nd mortgage paid off an existing equity loan however, the file is                                                                         Reviewer Comment (2023-07-03): Payoff was for a signature line, not tied to REO. Exception cleared.      07/03/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                                                                                                                                                                                              missing the Authorization to Close the Equity account.                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): Please see the attached terms of the revolving line of credit as this is a personal line and not tied to the subject property REO, specifically refer to page 4 number 3 showing the home is excluded from collateralization. Also attached is a corrected 1003 showing the debt in installment/revolving.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): There was no prelim title on this loan and the insurance wrapper provided does not confirm closure of the 2nd lien. Please provide the authorization or something from title confirming that lien was closed. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please see attached final title policy.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-20): [redacted] guidelines allow up to 2 liens on a single property, including the subject second mortgage.The subject cash out refinance paid off an existing equity loan with an open line of credit. The executed Authorization to Close the Equity account, or the Final Title Policy to verify the subject loan closed in a second lien position is required. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): This is not required per guidelines, please review to clear.
[redacted] [redacted] [redacted] 1194      28820055                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure APR Inaccurate - Regular Transaction    TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed  Based on fees charged on final CD, the calculated APR for this loan is                                                                             Reviewer Comment (2023-06-16): [redacted] received lender attestation on [redacted] fee purpose and      06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                DE        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Timing Without Waiver                                                 on final CD[redacted] is inaccurate (off by more than [redacted]%)    [redacted]% which is off by more than [redacted]% from the disclosed APR of                                                                        included in finance charges and accepted                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        compared to actual APR at consummation.  Closing Disclosure not       [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        provided to Borrower at least[redacted] ([redacted]) business days                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
                                                                                                                                                                                                        prior to closing.                                                                                                                                                                                                        Buyer Comment (2023-06-15): [redacted]: See the attached attestations.
[redacted] [redacted] [redacted] 1194      28820056                         Credit     Loan Package  Closing /     Loan Package   Title search shows negative impact on title.                                                                                                Documentation was not provided to confirm that judgement on title with                                                                             Reviewer Comment (2023-06-16): Solar panel [redacted]. Exception cleared.                                06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                DE        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation                                                                                                                                              [redacted] was satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): [redacted] That is not a judgment, as the note below it says its a                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] financing statement. See attached agreements.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): [redacted]: That is not a judgment, as the note below it says its a
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] financing statement. See attached agreements.
[redacted] [redacted] [redacted] 1196      28820060                         Compliance Compliance    Federal       TRID Defect    TRID Interim Closing Disclosure Timing Test                           TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure       Revised Closing Disclosure dated [redacted] disclosed an APR of                                                                                    Reviewer Comment (2023-06-26): Verification of earlier borrower receipt of the revised CD was provided.  06/26/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         provided on or after [redacted] contains a change in APR and was not  [redacted]%, which increased to [redacted]% on the Final Closing Disclosure                                                                        Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        received by borrower at least three (3) business days prior to        dated [redacted]. File is missing evidence to verify the borrower received                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        consummation                                                          the Final Closing Disclosure at least [redacted] business days prior to
                                                                                                                                                                                                                                                                              closing on [redacted] due the change in APR.                                                                                                       Reviewer Comment (2023-06-13): Provided documentation does not reference received date for [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 CD.  Please provide documentation of date borrower received [redacted] CD indicating the received date is for the [redacted] CD.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-12): PLease see the attached screen shot of Notes from our LOS confirming the
                                                                                                                                                                                                                                                                                                                                                                                                                                 Closing page that contained the CD from [redacted] was posted to the clients [redacted] account on
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-09): Received CD dated [redacted], however, the evidentiary doc does not reflect earlier delivery of this CD when the APR increased. Evidentiary doc reflects the initial CD dated [redacted]. Please provide additional documentation to show that the CD dated [redacted] was received by the borrower at least [redacted] business days prior to consummation. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-08): Please see the attached CD issued to the client on [redacted]with the final
                                                                                                                                                                                                                                                                                                                                                                                                                                 APR, our evidentiary document confirms this CD was acknowledged on [redacted].
[redacted] [redacted] [redacted] 1197      28820063                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Mortgage was notarized on [redacted]. Right to Cancel was executed by the                                                                          Reviewer Comment (2023-06-13): Rescission reopened during new signing of doc to add trust.                          06/13/2023            2          C          B          C          B          C          B          C          B          C          B                OR        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted], prior to [redacted]([redacted]) business days from        borrower on [redacted]. The document date was changed to [redacted] and the                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             transaction date of [redacted].                                       rescission period expiration was changed to [redacted] with the changes                                                                                                                                                                                                                                                                                                                                                                          Other
                                                                                                                   Incorrect,                                                                                                                                                 initialed by the borrower. However, the subject loan disbursed on                                                                                  Buyer Comment (2023-06-12): [redacted]: see the below screenshot. We had to have the entire closing
                                                                                                                   Incomplete                                                                                                                                                 [redacted] prior to the expected expiration date of [redacted] and the                                                                             package resigned because Trust Verbiage was missing on the documentation. This was after disbursement
                                                                                                                   and/or                                                                                                                                                     eligible disbursement date of [redacted].                                                                                                          had already occurred. We cannot change the disbursement date.
                                                                                                                   provided on
                                                                                                                   the wrong form
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-09): This exception will be submitted to compliance for review, however, we need a breakdown of what occurred. Why was the loan re-signed and rescission re-opened in May after closing/disbursing in April? Please provide more details on this so we can address the correct issue.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception remains for clarification.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-08): [redacted]: We are unable to adjust the disbursement date because that is the true date. If we reopened recission now, the disbursement date still wouldn't change. Please downgrade exception as the client did receive [redacted] days to rescind.
[redacted] [redacted] [redacted] 1201      28820071                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-06-12): Verification of earlier borrower receipt of the appraisal has been        06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                KS        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                        provided. Exception cleared.                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): Please clear now that appraisal issue has been addressed.
[redacted] [redacted] [redacted] 1201      28820072                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-06-12): Verification of earlier borrower receipt of the appraisal has been        06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                KS        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the appraisal on [redacted] with an expected                                                                                provided. Exception cleared.                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of [redacted], which is not at least [redacted] business days                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              prior to closing on [redacted]. File is missing evidence of actual receipt
                                                                                                                                                                                                                                                                              by the borrower as required under the TILA HPML Appraisal Rule.                                                                                    Buyer Comment (2023-06-09): Please see the attached screen shot from our LOS confirming the borrower viewed the appraisal 3 days prior to close.
[redacted] [redacted] [redacted] 1202      28820078                         Compliance Compliance    Federal       TRID Defect    TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Increase in Title Notary and Title Settlement Fees and additional of Title                                                                         Reviewer Comment (2023-06-21): [redacted] received updated Post CD with Letter of Explanation for the    06/21/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       B        B      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Total amount of $[redacted] exceeds tolerance of $[redacted] plus     - Solar Fee without valid COC.  Cure for tolerance violation as not found                                                                          Title fees are moved to  section C from B and the fees were not bound by a tolerance.                                                                                                                                                                                                         Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        [redacted]% or $[redacted].  Insufficient or no cure was provided to  on final CD.                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-20): Upon further review by our compliance team it was determined the fees should have been disclosed in section C as the client went with an offlist service provider. Please see corrected CD and redisclosure pkg attached

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-09): [redacted] No New Document received for the Title fees were increased and received rebuttal comment form lender  stating "that the client elected to go with [redacted] and they disclosed under section B. However, the Title fees were disclosed is in section C of LE and moved to disclosed is in section B on CD's under borrower cannot shopped for services section, that's why the fees are automatically default under to 10% tolerance testing. Also, there is no valid COC for the Title fees increased. Cure is required to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-08): Your assessment is incorrect. The client elected to go with [redacted] who outsourced the title functions which is why they are correctly disclosed in section B. These are subject to 0% tolerance and should not be moved to C. A valid CIC was provided as the title functions were outsourced due to capacity. This should be cleared and approved to fund

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-08): [redacted] received Lox for the Lender rebuttal response. However, the
                                                                                                                                                                                                                                                                                                                                                                                                                                 Title fees were disclosed in Section B which are tested at 10% tolerance.  Provider listed on SSPL is
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] Title [redacted] Inc.  Fees on CD were paid to [redacted] & [redacted] Title Insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                 Company. Appears borrower shopped for title fees.  Corrected CD moving the title fees to Section C and
                                                                                                                                                                                                                                                                                                                                                                                                                                 LOE to borrower or required to cure.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-07): please see attached
[redacted] [redacted] [redacted] 1202      28820079                         Credit     Title         Document      Title          The Preliminary title policy is within CA or NV and does not reflect                                                                        Preliminary Title Report did note disclose an ALTA Loan Policy amount &                                                                            Buyer Comment (2023-06-07): .                                                                                                  06/07/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        a coverage amount (no final title policy in file). Unable to                                                                                Final Title Policy was not provided to verify the sufficient title coverage                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  determine if appropriate coverage is provided.                                                                                              was obtained.                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1204      28820084                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     The Insurance Policy is missing for this investment property which was                                                                             Reviewer Comment (2023-06-09): Free and clear, no HOI. Exception cleared.                                06/09/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Document                                                                                                                                                   verified as a single family residence on the property history report.                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-08): Please see the attached LOE from the client confirming this free and clear                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 home does not carry HOI.
[redacted] [redacted] [redacted] 1204      28820086                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Co-borrower's income was only verifies with a [redacted] YTD paystub and a                                                                         Reviewer Comment (2023-06-09): W2 provided, exception cleared.                                           06/09/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 VVOE. File is missing the co-borrower's [redacted] W-2. Upon receipt of the                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              missing W-2, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-08): Please see the attached W2                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 1209      28820097                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Subject property was appraised on[redacted]  prior to the FEMA disaster     Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-06-13): Per [redacted] Mortgage's policy, no PDI is required.                                           06/13/2023 2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        (Severe Winter Storms, Straight-Line Winds, Flooding, Landslides and        inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              Mudslides) dated [redacted]  which does have a declared end date. File is   disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              missing a property inspection dated after the disaster declaration end      pre-FEMA        end date. Date of                                      Buyer Comment (2023-06-12): [redacted] : Our guidelines at the outset of this trade were that no                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                                                                                              date, or the lender's Rep and Warranty attestation along with visible       declaration of  disaster: [redacted] .                                 disaster inspection is required if the appraisal is after the disaster start date. Please escalate to
                                                                                                                                                                                                                                                                              confirmation that the subject property was not damaged.                     disaster end                                                           the deal manager to confirm, no disaster inspection report will be provided.
                                                                                                                                                                                                                                                                                                                                                          date.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-12): This disaster first began occurring [redacted]  per FEMA website, however, the major disaster declaration date was [redacted] , which is after our inspection. It is an ongoing disaster, not just a single occurrence. Please provide a disaster inspection or lender attestation to clear this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): [redacted] : The disaster start date was on [redacted] , we do not need a disaster
                                                                                                                                                                                                                                                                                                                                                                                                                                 inspection if the apprasial was completed by that date. The declaration date is irrelevant, please clear this condition.
[redacted] [redacted] [redacted] 1210      28820099                         Compliance Compliance    Federal       TRID Defect    TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Ten Percent Fee Tolerance of $[redacted] exceeds tolerance of $[redacted]                                                                          Reviewer Comment (2023-06-15): [redacted] received valid COC document.                                   06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% plus 10% or $[redacted]. Evidence of cure for the increase of $[redacted]                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 QM (APOR)   Harbor
                                                                                                                                                                                                        or $[redacted].  Insufficient or no cure was provided to the          was not provided. Title - Document Preparation Fee was not disclosed on the                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                        borrower.                                                             Initial Loan Estimate, but disclosed as $[redacted] on the Final Closing                                                                           Buyer Comment (2023-06-15): see attached                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                              Disclosure without a valid Change of Circumstance.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-14): [redacted] require additional information regarding when it was identified that the deed was required on the loan and also when it was notified to borrower. We require email confirmation or supporting document for the same.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): This is not something that would appear on the CIC form. Please review
                                                                                                                                                                                                                                                                                                                                                                                                                                 D[redacted] and D[redacted] which contain the deeds in question. These were required as the home was in a trust. [redacted] (the on-list service provider) outsourced the Deed-Prep due to capacity. This is a valid CIC and the fee was correctly disclosed in section B. Please escalate this to be cleared

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-12): [redacted] no COC document received for the same. Please provide valid
                                                                                                                                                                                                                                                                                                                                                                                                                                 COC document or cure is required.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-12): $[redacted] Title-Deed Prep fee is correctly disclosed in section B as the client went with[redacted](an on-list service provider) who outsourced this function of the title work due to capacity. This is should be tested to 0% not 10% and this should be cleared based upon the valid
                                                                                                                                                                                                                                                                                                                                                                                                                                 CIC detailed above

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-12): [redacted] Title - deed prep fee of $[redacted] got added on final CD sec
                                                                                                                                                                                                                                                                                                                                                                                                                                 B which is also included under 10% tolerance calculations. Please provide cure of $[redacted]. Cure consist of PCCD, LOE, proof of mailing & copy of refund check.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): Recording fee was initially disclosed as $[redacted] making the tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted]. Final CD has total fee of $[redacted] with $[redacted] lender credit applied(please see
                                                                                                                                                                                                                                                                                                                                                                                                                                 CDaddendum attached) making total cost to the consumer$[redacted]. It appears you are including the credit twice but there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                 tolerance violation, please escalate this to be cleared
[redacted] [redacted] [redacted] 1211      28820103                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Most recent property inspection report dated [redacted]  is after the FEMA  Property        The subject property    SitusAMC,Aggregator            Reviewer Comment (2023-06-06): The subject property was appraised on [redacted]  after the FEMA disaster                       06/06/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        disaster (Severe Winter Storms,  Straight-Line Winds, Flooding, Landslides  inspected post  was appraised on                                       start date of [redacted] . PDI is not required per client guides.                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              and Mudslides) dated [redacted] . File is missing a property inspection     disaster but    [redacted]  after the                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              dated after the disaster declaration end date, or the lender's Rep and      pre-FEMA        FEMA disaster start                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                              Warranty attestation along with visible confirmation that the subject       declaration of  date of [redacted] .
                                                                                                                                                                                                                                                                              property was not damaged.                                                   disaster end    PDI is not required per
                                                                                                                                                                                                                                                                                                                                                          date.           client guides.
[redacted] [redacted] [redacted] 1212      28820105                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Subject property was appraised on [redacted]  prior to the FEMA disaster    Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-06-13): Per [redacted] Mortgage's policy, no PDI is required.                                           06/13/2023 2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        (Severe Winter Storms, Straight-Line Winds, Flooding, Landslides and        inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              Mudslides) dated [redacted]  which does have a declared end date. File is   disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              missing a property inspection dated after the disaster declaration end      pre-FEMA        end date. Date of                                      Buyer Comment (2023-06-12): [redacted] : Our guidelines at the outset of this trade were that no                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                                                                                              date, or the lender's Rep and Warranty attestation along with visible       declaration of  disaster: [redacted] .                                 disaster inspection is required if the appraisal is after the disaster start date. Please escalate to
                                                                                                                                                                                                                                                                              confirmation that the subject property was not damaged.                     disaster end                                                           the deal manager to confirm, no disaster inspection report will be provided.
                                                                                                                                                                                                                                                                                                                                                          date.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-12): This disaster first began occurring [redacted] per FEMA website, however, the major disaster declaration date was [redacted] , which is after our inspection. It is an ongoing disaster, not just a single occurrence. Please provide a disaster inspection or lender attestation to clear or downgrade this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): [redacted] : The disaster start date was on [redacted] , we do not need a disaster
                                                                                                                                                                                                                                                                                                                                                                                                                                 inspection if the apprasial was completed by that date. The declaration date is irrelevant, please clear this condition.
[redacted] [redacted] [redacted] 1216      28820115                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Appraisal Fee was disclosed as $[redacted] on the Initial Loan Estimate,                                                                           Reviewer Comment (2023-06-08): [redacted] received comment and COC suffice the requirements.             06/08/2023                       1          C          A          C          A          C          A          C          A          C          A                LA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided                                                              for Appraisal Fee.  Fee Amount of $[redacted] exceeds tolerance of    but disclosed as $[redacted] on the revised  Closing Disclosure dated                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        $[redacted].  Insufficient or no cure was provided to the borrower.   [redacted] and on the Final Closing Disclosure. COC issued on [redacted]                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              disclosed the reason for the change as "Final Inp/Add'l Appraisal Fee                                                                              Buyer Comment (2023-06-08): AS stated in the exception, a valid CIC was provided as the final inspection                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                              however, the Final Inspection Fee was added to the appraisal fee instead of                                                                        was required to verify the exposed electrical was fixed. The appraisal invoices confirm the amounts. A
                                                                                                                                                                                                                                                                              being disclosed on a separate line and the COC did not disclose what new                                                                           cure is not required simply because it was not broken out on a separate line item. Loan is compliant as-
                                                                                                                                                                                                                                                                              information warranted the addition of the Final Inspection Fee Fee.                                                                                is, please escalate to be cleared or provide guideline supporting your stance
                                                                                                                                                                                                                                                                              Evidence of cure for the increase of $[redacted] was not provided.
[redacted] [redacted] [redacted] 1217      28820118                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-08): .                                                                                                  06/08/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 1217      28820119                         Compliance Compliance    State         Misc. State    Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay [redacted] Mortgage Lender and Broker Regulation:  File does not                                                                                                                                                         Buyer Comment (2023-06-08): .                                                                                                  06/08/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          not Verified)                                                         contain evidence that analysis of borrower's ability to repay was                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        performed based on verified income, obligations, assets, and/or                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        employment using PITI payment based on fully indexed rate and fully                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        amortizing payment, if applicable
[redacted] [redacted] [redacted] 1223      28820145                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Appraisal fee was last disclosed as $[redacted] on the LE, but was                                                                                 Reviewer Comment (2023-06-14): [redacted] received PCCD, LOE, proof of mailing & copy of refund check               06/14/2023            2          C          B          C          B          C          B          C          B          C          B                CO        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided                                                              for Appraisal Fee.  Fee Amount of $[redacted] exceeds tolerance of    disclosed as $[redacted]on the final closing disclosure. No valid COC was                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        $[redacted].  Insufficient or no cure was provided to the borrower.   provided for this change, nor evidence of cure. Provide a post-close CD                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              disclosing the tolerance cure of $[redacted], a copy of the refund check,                                                                          Buyer Comment (2023-06-13): [redacted]: see attachment.                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                              proof of delivery, and a copy of the LOE to the borrower disclosing the
                                                                                                                                                                                                                                                                              changes made.   Note - There was a COC dated[redacted] that reflects this
                                                                                                                                                                                                                                                                              was added, however, the appraisal was received in March and was subject-to repairs. This additional fee was disclosed over a month after the appraisal was sent to the borrower. This does not meet timing requirements.
[redacted] [redacted] [redacted] 1224      28820150                         Compliance Compliance    State         Misc. State    Ohio Consumer Sales Practices Act (No Documentation of Tangible Net   [redacted] Consumer Sales Practices Act:  Mortgage loan file does not File is missing documentation to verify the tangible net benefit to the                                                                            Buyer Comment (2023-06-08): .                                                                                                  06/08/2023 2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          Benefit Analysis)                                                     contain documentation of the analysis of the borrower's reasonable    borrower as required under the [redacted] Consumer Sales Practices Act.                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        tangible net benefit.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1230      28820165                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Due to lower verified borrower income and a DTI of [redacted]%, the subject                                                                        Reviewer Comment (2023-07-13): Received a revised [redacted] which added a bonus income of $[redacted]   07/13/2023                       1          B          A          C          A          B          A          C          A          B          A                NJ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation loan designation is QM (APOR) Risk.                                                                                                                to the qualifying income and revised the DTI to [redacted]%. Borrower has been with current employer                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                       since [redacted].                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 The [redacted][redacted] gross wages are $[redacted]less $[redacted](monthly salary of $[redacted]x
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]months) = $[redacted]remaining for [redacted] + $[redacted]([redacted]YTD [redacted])
                                                                                                                                                                                                                                                                                                                                                                                                                                 /[redacted] months = $[redacted] monthly [redacted] income which results in a DTI of [redacted]%

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-13): The client receives this [redacted] annually (Qualifying amount is annualized over 12 months) and as such it can be used to qualify as the income covers receipt for the required history.  Even though the client has not been with their employer 12 months they received their
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] in the current year, which covers the [redacted]calendar year as they will not get any additional [redacted] this year. We know this income/employment will likely to continue for a minimum of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] years based on our verification of employment which meets guidelines for being stable and predictable with no defined expiration date.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-06): Borrower was employed with current employer for less than 12 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                 There is not sufficient history to [redacted] income as stable income.  [redacted] income was not verified for borrower's previous employer.  Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-05): Please see the attached for the updated [redacted]. The client receives
                                                                                                                                                                                                                                                                                                                                                                                                                                 Annual [redacted] income from the qualifying employer that can be used to qualify as listed current paystub, DTI is [redacted]%, please update and review to clear
[redacted] [redacted] [redacted] 1230      28820166                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor and QM DTIs match and both moderately   General QM: The DTI calculated in accordance with the Lenders         Borrower was qualified with monthly base income of $[redacted]and a DTI of                                                                         Reviewer Comment (2023-07-13): Received a revised [redacted] which added a bonus income of $[redacted]to 07/13/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   exceed Guidelines                                                     Guidelines and 1026.43(e) of [redacted]% moderately exceeds the       [redacted]%. Income documentation in the file verifies the base income is                                                                          the qualifying income and revised the DTI to [redacted]%. Borrower has been with current employer since                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        guideline maximum of [redacted]%. (DTI Exception is eligible to be    $[redacted]resulting in a DTI of [redacted]%, which exceeds the guideline                                                                          [redacted].                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        regraded with compensating factors.)                                  maximum DTI of [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 The [redacted][redacted] gross wages are $[redacted]less $[redacted](monthly salary of $[redacted]x
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] months) = $[redacted]remaining for [redacted] + $[redacted]([redacted][redacted]) /
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] months = $[redacted]monthly [redacted] income which results in a DTI of [redacted]%

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-13): The client receives this [redacted] annually (Qualifying amount is annualized over 12 months) and as such it can be used to qualify as the income covers receipt for the required history.  Even though the client has not been with their employer 12 months they received their
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] in the current year, which covers the 2023 calendar year as they will not get any additional
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] this year. We know this income/employment will likely to continue for a minimum of [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 years based on our verification of employment which meets guidelines for being stable and predictable with no defined expiration date.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-06): Borrower was employed with current employer for less than 12 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                 There is not sufficient history to [redacted] income as stable income.  [redacted] income was not verified for borrower's previous employer.  Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-05): Please see the attached for the updated [redacted]. The client receives
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] income from the qualifying employer that can be used to qualify as listed current paystub,
                                                                                                                                                                                                                                                                                                                                                                                                                                 DTI is [redacted]%, please update and review to clear
[redacted] [redacted] [redacted] 1230      28820167                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Borrower was qualified with monthly base income of $[redacted]and a DTI of                                                                         Reviewer Comment (2023-07-13): Received a revised [redacted] which added a [redacted] income of          07/13/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                [redacted]%. Income documentation in the file verifies the base income is                                                                          $[redacted]to the qualifying income and revised the DTI to [redacted]%. Borrower has been with current                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                               $[redacted]resulting in a DTI of [redacted]%, which exceeds the guideline                                                                          employer since [redacted].                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                              maximum DTI of [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 The [redacted][redacted] gross wages are $[redacted]less $[redacted](monthly salary of $[redacted] x
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]months) = $[redacted]remaining for [redacted][redacted]+
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted]([redacted][redacted][redacted]) / [redacted]months = $[redacted]monthly [redacted]income which results in a DTI of [redacted]%

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-13): The client receives this [redacted] annually (Qualifying amount is annualized over 12 months) and as such it can be used to qualify as the income covers receipt for the required history.  Even though the client has not been with their employer 12 months they received their
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] in the current year, which covers the [redacted] calendar year as they will not get any additional [redacted]this year. We know this income/employment will likely to continue for a minimum of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] years based on our verification of employment which meets guidelines for being stable and predictable with no defined expiration date.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-06): Borrower was employed with current employer for less than 12 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                 There is not sufficient history to [redacted]income as stable income.  [redacted] income was not verified for borrower's previous employer.  Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-05): Please see the attached for the updated [redacted]. The client receives
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] income from the qualifying employer that can be used to qualify as listed current paystub,
                                                                                                                                                                                                                                                                                                                                                                                                                                 DTI is [redacted]%, please update and review to clear
[redacted] [redacted] [redacted] 1230      28820168                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Due to lower verified borrower income and a DTI of [redacted]%, the subject                                                                        Reviewer Comment (2023-07-13): Received a revised [redacted]which added a [redacted]income of            07/13/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   loan is at QM (APOR) Risk.                                                                                                                         $[redacted]to the qualifying income and revised the DTI to [redacted]%. Borrower has been with current                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                 employer since [redacted].                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 The [redacted][redacted] gross wages are $[redacted]less $[redacted](monthly salary of $[redacted]x
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]months) = $[redacted]remaining for [redacted][redacted] + $[redacted]([redacted]YTD
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]) / [redacted]months = $[redacted]monthly [redacted]income which results in a DTI of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]%

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-13): The client receives this [redacted]annually (Qualifying amount is annualized over 12 months) and as such it can be used to qualify as the income covers receipt for the required history.  Even though the client has not been with their employer 12 months they received their annual
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]in the current year, which covers the [redacted]calendar year as they will not get any additional [redacted]this year. We know this income/employment will likely to continue for a minimum of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]years based on our verification of employment which meets guidelines for being stable and predictable with no defined expiration date.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-06): Borrower was employed with current employer for less than 12 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                 There is not sufficient history to [redacted]income as stable income.  [redacted]income was not verified for borrower's previous employer.  Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-05): Please see the attached for the updated [redacted]. The client receives
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] income from the qualifying employer that can be used to qualify as listed current paystub,
                                                                                                                                                                                                                                                                                                                                                                                                                                 DTI is [redacted]%, please update and review to clear
[redacted] [redacted] [redacted] 1230      28820169                         Credit     Missing       General       Missing        Incomplete Document: 1003 Final is incomplete                                                                                               Received a revised [redacted] which added the borrower's bonus income to                                                                           Reviewer Comment (2023-07-13): Received the corrected Final [redacted]that disclosed the borrower's      07/13/2023                       1                     A                     A                     A                     A                     A                NJ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Document                    Document                                                                                                                                                   reduce the DTI however, a corrected Final 1003 with the [redacted] income                                                                          [redacted]income.                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              disclosed is also required.                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Received a revised [redacted]which added a [redacted]income of $[redacted]to the qualifying income and                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 revised the DTI to [redacted]%. Borrower has been with current employer since [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 The [redacted][redacted] gross wages are $[redacted]less $[redacted](monthly salary of $[redacted]x
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]months) = $[redacted]remaining for [redacted][redacted]+ $[redacted]([redacted]YTD [redacted])
                                                                                                                                                                                                                                                                                                                                                                                                                                 / [redacted]months = $[redacted]monthly [redacted]income which results in a DTI of [redacted]%

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-13): Please see the attached for the updated 1003
[redacted] [redacted] [redacted] 1240      28820199                         Compliance Compliance    Federal       TRID Defect    TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Valid change of circumstance for addition of Title -Deed Prep fee on                                                                               Reviewer Comment (2023-06-13): [redacted] received LOX for the Lender rebuttal response lieu of valid    06/13/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Total amount of $[redacted]exceeds tolerance of $[redacted]plus 10%   [redacted] was not provided.  There was no reason explained for increased                                                                          Changed Circumstance [redacted].                                                                                                                                                                                                                                                              Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 QM (APOR)   Harbor
                                                                                                                                                                                                        or $[redacted].  Insufficient or no cure was provided to the          fee. Cure of $[redacted] was not found on final CD.                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                        borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): Please see the attached note from the LOS confirming the deed prep fee to deed the property out of the trust.
[redacted] [redacted] [redacted] 1244      28820209                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Borrower's income was only verified with a [redacted] and [redacted]. File                                                                         Reviewer Comment (2023-06-19): [redacted] provided; supports lender's income calculations. Exception     06/19/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 is missing the current paystub as required by Fannie Mae guidelines.                                                                               cleared.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-16): Please see attached.
[redacted] [redacted] [redacted] 1248      28820217                         Compliance Compliance    State         State Defect   [redacted] SB 1894                                                    [redacted] Predatory Lending Database Program (SB 1894) - Certificate The file was missing the Certificate of Compliance or Exemption.                                                                                   Reviewer Comment (2023-06-14): Certificate of Compliance provided. Exception cleared.                    06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         of Compliance or Exemption not attached to mortgage for recording.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): [redacted]: See attached predatory lending cert.                                                                                                                                                                                                                                                                                                                                                                                                (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-09): This is a state compliance requirement. This exception cannot be cleared without this documentation. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-08): [redacted]: The mortgage is not yet recorded; therefore we dont have a certificate of compliance. Once it is recorded, we will have that.
[redacted] [redacted] [redacted] 1252      28820226                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The borrower's [redacted] and [redacted] provided are illegible. Upon                                                                              Reviewer Comment (2023-06-13): [redacted]'s provided and income updated, exception cleared.              06/13/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 receipt of the legible documents, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-12): Please see attached legible [redacted]'s                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 1254      28820233                         Compliance Compliance    State         Misc. State    Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home [redacted] Consumer Sales Practices Act: Acknowledgement of Receipt   The Acknowledgement of Receipt of Home Mortgage Loan Information Document                                                                          Buyer Comment (2023-06-19): .                                                                                                  06/19/2023 2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Level          Mortgage Loan Information Document Not Received Timely)               of Home Mortgage Loan Information Document not received by borrower   is dated and acknowledged by the borrower on [redacted] which is not within                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        within five (5) business days of application.                         5 business days of the application date of [redacted]                                                                                                                                                                                                                                                                                                                                                                                            Other
[redacted] [redacted] [redacted] 1255      28820236                         Compliance Compliance    Federal       TRID Defect    TRID Lender Credit Tolerance Violation                                TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Closing disclosure dated [redacted] disclosed a Lender Credit in the amount                                                                        Reviewer Comment (2023-06-14): [redacted] received Letter of Explanation, Proof of Delivery, Copy of                06/14/2023            2          C          B          C          B          C          B          C          B          C          B                NY        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Lender Credits. Final Lender Credit of $-[redacted] is less than      of -$[redacted] which decreased to -$[redacted] on the Final Closing                                                                               Refund Check, and Corrected CD.                                                                                                                                                                                                                                                               Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        amount of binding Lender Credit previously disclosed in the amount of Disclosure without a valid Change of Circumstance. Evidence of cure for the                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        $-[redacted].                                                         decrease of $[redacted] was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): [redacted]: see attachment.
[redacted] [redacted] [redacted] 1256      28820240                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan designation failure due to APR. APR on subject loan of [redacted]%                                                                            Reviewer Comment (2023-06-26): Client requested to restate the loan designation to HPQM (APOR).          06/26/2023                       1          B          A          C          A          B          A          C          A          B          A                MI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Higher  Yes
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation   exceeds the threshold for Safe Harbor QM (APOR) of [redacted]% +                                                                                   Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                                                                                        of Higher Priced QM (APOR).                                           [redacted]%, or [redacted]%. Please note, lender's lookup date for APOR                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              shows[redacted]; the last date the rate was set per file documentation is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                              [redacted] and index dated [redacted] was used in diligence calculations.                                                                          Buyer Comment (2023-06-22): Please see attached confirming the QM findings are now accurate.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-14): There were no changes to the rate beyond the [redacted] date, so our index wouldn't change for testing even with an extension unless the interest rate changed. The designation in earlier client documentation aligns with diligence, but we use the most recent in the file. The [redacted] QM Findings show QM Rebuttable Presumption, so testing aligned then for HPQM
                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR), and there were no rate changes beyond [redacted]. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): Please note that the rate lock was set to expire [redacted] and the loan closed [redacted]. The rate was extended on [redacted] as it had to be.
[redacted] [redacted] [redacted] 1256      28820241                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  The updated Loan Designation of Higher Priced QM (APOR) matches the Due                                                                            Buyer Comment (2023-06-26): .                                                                                                  06/26/2023 2                     A                     B                     B                     B                     A                MI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Higher  No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan    Diligence Loan Designation of Higher Priced QM (APOR). Exception is                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                                                                                        Designation of Higher Priced QM (APOR) matches the Due Diligence Loan informational only.                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Designation of Higher Priced QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 1258      28820246                         Compliance Compliance    Federal       TRID Defect    TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Ten Percent Fee Tolerance of $[redacted]exceeds tolerance of                                                                                       Reviewer Comment (2023-06-22): [redacted] received Corrected PCCD, Letter of Explanation, Proof of                  06/22/2023            2          C          B          C          B          C          B          C          B          C          B                CO        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Total amount of $[redacted]exceeds tolerance of $[redacted]plus 10%   $[redacted]plus 10% or $[redacted]. Evidence of cure for the increase of                                                                           Delivery and Copy of Refund Check.                                                                                                                                                                                                                                                            Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        or $[redacted].  Insufficient or no cure was provided to the          $[redacted]was not provided. Title Doc Preparation Fee was not disclosed on                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        borrower.                                                             the Initial Loan Estimate, but disclosed as $[redacted]on the Final Closing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                              Disclosure in Section B without a valid Change of Circumstance.                                                                                    Buyer Comment (2023-06-21): [redacted]: Redisclosed and cured for decreased lender credits.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Tracking: XXXXXXXXXXXX
[redacted] [redacted] [redacted] 1262      28820257                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     There are additional fees listed on the [redacted] for this property, and                                                                          Reviewer Comment (2023-06-14): HOA dues received, exception cleared.                                     06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Document                                                                                                                                                   the mortgage is confirmed as escrowed with no HOA dues provided in the loan                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                              file. If this property has HOA dues or this additional payment for                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                              $[redacted]is for supplemental taxes or insurance, please document the                                                                             Buyer Comment (2023-06-12): Please see the attached screen shot confirming HOA dues of $[redacted]
                                                                                                                                                                                                                                                                              same.                                                                                                                                              annually for this property.
[redacted] [redacted] [redacted] 1269      28820274                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Loan Discount Points were last disclosed as $[redacted]on CD dated                                                                                 Reviewer Comment (2023-06-22): [redacted] received Corrected PCCD, Letter of Explanation, Proof of                  06/22/2023            2          C          B          C          B          C          B          C          B          C          B                NE        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                   Provided                                                              for Loan Discount Points.  Fee Amount of $[redacted]exceeds tolerance [redacted], but were disclosed as $[redacted]on the Final Closing                                                                                  Delivery and Copy of Refund Check.                                                                                                                                                                                                                                                            Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD
                                                                                                                                                                                                        of $[redacted].  Insufficient or no cure was provided to the          Disclosure. No valid COC was provided for this change, nor evidence of cure                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                        borrower.                                                             in file. Provide a post close CD reflecting the tolerance cure of
                                                                                                                                                                                                                                                                              $[redacted], a copy of the refund check, proof of delivery, and the LOE to                                                                         Buyer Comment (2023-06-21): [redacted]: see the attached cure.
                                                                                                                                                                                                                                                                              the borrower disclosing the changes made.  Note - the rate was set to
                                                                                                                                                                                                                                                                              expire [redacted] per lock documentation in the file. Revised lock                                                                                 Tracking: XXXXXXXXXXXX
                                                                                                                                                                                                                                                                              documentation would be sufficient evidence of this change.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-09): [redacted] received changed circumstance dated [redacted], but a corresponding LE/CD was not provided.  Please provide LE/CD for further analysis.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-08): [redacted]: The client received a rate lock extension which increased pricing.
[redacted] [redacted] [redacted] 1270      28820278                         Compliance Compliance    State         State HPML     (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML   [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-16): .                                                                                                  06/16/2023 2          B          B          B          B          B          B          B          B          B          B                OK        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   Threshold)                                                            [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 1271      28820282                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan designation failure due to APR. Calculated APR of [redacted]% does not                                                                        Reviewer Comment (2023-06-12): Applied offset for [redacted] fee.  Loan is HPQM.                         06/12/2023                       1          B          A          C          A          B          A          C          A          B          A                NJ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation exceed APOR of [redacted]% + [redacted]%, or [redacted]% for a higher                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             priced loan.                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): Please include the Notary and [redacted] fee's in the APR                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 1280      28820302                         Compliance Compliance    Federal       TRID Defect    TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Vaild Cause for change of circumstance on [redacted] was not documented for                                                                        Reviewer Comment (2023-06-16): [redacted] received valid COC dated [redacted]                            06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Total amount of $[redacted]exceeds tolerance of $[redacted]plus 10%   increased Recording and Title-Deed Prep Fees                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 QM (APOR)   Harbor
                                                                                                                                                                                                        or $[redacted].  Insufficient or no cure was provided to the                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                                                                                        borrower.                                                                                                                                                                                                                Buyer Comment (2023-06-15): please see attached                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1283      28820308                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Subject loan was originated under the Higher Priced QM designation however,                                                                        Reviewer Comment (2023-06-23): Lender used the optional method of ignoring the odd period in the APR     06/23/2023                       1          B          A          C          A          B          A          C          A          B          A                SD        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation the subject loan has tested as Safe Harbor QM (APOR).                                                                                              calculation per 1026.17(c)(4).                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please have the compliance department remove odd days as allowed by
                                                                                                                                                                                                                                                                                                                                                                                                                                 1026.17(c)(4), which should bring our APR together.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-19): [redacted] fee was manually offset, however, this did not clear the loan designation mismatch. Index [redacted] was used by diligence. Note, we received an attestation for the
                                                                                                                                                                                                                                                                                                                                                                                                                                 Notary fee as well, but were unable to include as there wasn't one on the loan. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-16): [redacted]: See the attached attestations.
[redacted] [redacted] [redacted] 1283      28820310                         Compliance Compliance    Federal       TRID Defect    TRID Lender Credit Tolerance Violation                                TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Initial Loan Estimate disclosed a Lender Credit in the amount of -                                                                                 Reviewer Comment (2023-06-22): [redacted] received Letter of Explanation, Copy of cure refund, proof of             06/22/2023            2          C          B          C          B          C          B          C          B          C          B                SD        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Lender Credits. Final Lender Credit of $0.00  is less than amount of  $[redacted]which decreased to $0 on the Final Closing Disclosure without a                                                                         mailing & Corrected Closing Disclosure.                                                                                                                                                                                                                                                       Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Harbor
                                                                                                                                                                                                        binding Lender Credit previously disclosed in the amount of $-        valid Change of Circumstance. Evidence of cure for the decrease of                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted].                                                           $[redacted]was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): [redacted]: Redisclosed and cured for decreased lender credits.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Tracking: XXXXXXXXXXXX
[redacted] [redacted] [redacted] 1283      28820311                         Compliance Compliance    Federal       TRID Defect    TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Re-disclosure history does not provide valid reason why fee increased.                                                                             Reviewer Comment (2023-06-19): [redacted] received LOE suffice the requirements.                         06/19/2023                       1          C          A          C          A          C          A          C          A          C          A                SD        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Total amount of $[redacted]exceeds tolerance of $[redacted]plus 10%   Cure for tolerance violation was not found on final CD.                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Harbor
                                                                                                                                                                                                        or $[redacted].  Insufficient or no cure was provided to the                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        borrower.                                                                                                                                                                                                                Buyer Comment (2023-06-16): [redacted]: See the below recorded showing client gave us approval to                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 proceed with removing from Trust to close. We cannot proceed without client approval because we now do trust closings, and the client can choose to either close in the name of the trust or not.
[redacted] [redacted] [redacted] 1283      28820312                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Re-disclosure history does not provide valid reason why fee increased.                                                                             Reviewer Comment (2023-06-19): [redacted] received LOE suffice the requirements.                         06/19/2023                       1          C          A          C          A          C          A          C          A          C          A                SD        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                   Provided                                                              for Deed Preparation Fee.  Fee Amount of $[redacted]exceeds tolerance Cure for tolerance violation was not found on final CD.                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Harbor
                                                                                                                                                                                                        of $0.00.  Insufficient or no cure was provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-16): [redacted]: See the below recorded showing client gave us approval to                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 proceed with removing from Trust to close. We cannot proceed without client approval because we now do trust closings, and the client can choose to either close in the name of the trust or not.
[redacted] [redacted] [redacted] 1285      28820317                         Credit     Loan Package  Application / Loan Package   Missing Document: Mortgage Statement(s) not provided                                                                                        The borrower's current Mortgage Statement was illegible to confirm the                                                                             Reviewer Comment (2023-06-12): Legible copy provided. Exception cleared.                                 06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation                                                                                                                                              current unpaid principal balance and principal and interest payment.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              Please provide a legible copy of this document.                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): [redacted]: see the attached statement.                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 1292      28820334                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Calculated APR of [redacted]% is associated with Safe Harbor Loan                                                                                  Reviewer Comment (2023-06-23): Lender used the optional method of ignoring the odd period in the APR     06/23/2023                       1          B          A          C          A          B          A          C          A          B          A                CT        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation Designation.                                                                                                                                       calculation per 1026.17(c)(4).                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please have the compliance department remove odd days as allowed by
                                                                                                                                                                                                                                                                                                                                                                                                                                 1026.17(c)(4), which should bring our APR together.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-20): The [redacted] fee has been included in the finance charge, however, loan still does not exceed the threshold of [redacted]% for a higher priced loan. Updated APR inclusive of the AMC fee is [redacted]%; loan is still Safe Harbor QM (APOR). Also, please note that the attestation for the Notary Fee was reviewed, however, no Notary Fee was on the loan so we could not include that.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Diligence testing is based on an index date of [redacted] when the rate last changed. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): [redacted]: see the attached attestations.
[redacted] [redacted] [redacted] 1295      28820343                         Compliance Compliance    State         State Defect   [redacted] High Cost Analysis Timing                                  [redacted] Home Loan:  High-cost Analysis not documented and          Based on the lender's high cost worksheet the state testing was completed                                                                          Reviewer Comment (2023-06-26): Received evidence that state testing was completed prior to closing.      06/26/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         substantiated prior to closing of the loan.                           post-consummation. Please provide the state high cost testing documentation                                                                        Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              dated prior to consummation.                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-22): Please see attached confirming the test was completed [redacted] which was before closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-16): The QM Findings (Doc 158) do not verify State high cost testing which is required to address this exception. The high cost analysis (Doc [redacted]) is dated [redacted] with
                                                                                                                                                                                                                                                                                                                                                                                                                                 XXXXXXXXXXXXXXXXXX. This document which contains the State high cost testing is dated after the subject loan closed. [redacted] requires the State high cost testing to be completed prior to closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                 As stated in the prior comment, [redacted] received the Reggie ID screenshot dated [redacted] with
                                                                                                                                                                                                                                                                                                                                                                                                                                 XXXXXXXXXXXXXXXXXX however, the high cost analysis pages with the matching Reggie ID number and required State high cost testing were not provided. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): Please refer to page [redacted] or Doc ID [redacted] showing the full testing was completed with a Calculator ID ending in [redacted] matching the Reggie screenshot.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-14): Received the Reggie ID screenshot dated [redacted] however, the high cost analysis pages (including state high cost testing) with the matching Reggie ID have not been provided as of [redacted]. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please see attached QM summary ran on [redacted], please refer to the
                                                                                                                                                                                                                                                                                                                                                                                                                                 Calculator ID that matches the internal screenshot confirming it was run pre-close.
[redacted] [redacted] [redacted] 1300      28820357                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA     Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to   Subject loan has tested as a HOEPA loan. File is missing the required HOEPA                                                                        Reviewer Comment (2023-06-15): Updated affiliate portion of the appraisal fee. Exception cleared.        06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Disclosure Not Provided)                                              the Borrower                                                          Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please review the HOEPA points and fees exception to clear this waterfall                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 condition.
[redacted] [redacted] [redacted] 1300      28820358                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late       Truth in Lending Act (HOEPA): Mortgage loan contains a late charge    Subject loan has tested as a HOEPA loan. Note verifies the late charge is                                                                          Reviewer Comment (2023-06-15): Updated affiliate portion of the appraisal fee. Exception cleared.        06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Charge)                                                               that exceeds the greater of [redacted]% of the amount past due or     [redacted]%, which exceeds the maximum allowed of [redacted]% for the State                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                          grace period of less than [redacted] days.                            of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please review the HOEPA points and fees exception to clear this waterfall                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 condition.
[redacted] [redacted] [redacted] 1300      28820359                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Truth in Lending Act (HOEPA): Borrower did not receive pre-loan       Subject loan has tested as a HOEPA loan. File is missing evidence the                                                                              Reviewer Comment (2023-06-15): Updated affiliate portion of the appraisal fee. Exception cleared.        06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Requirement)                                                          counseling.                                                           borrower received pre-loan counseling.                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please review the HOEPA points and fees exception to clear this waterfall                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 condition.
[redacted] [redacted] [redacted] 1300      28820360                         Compliance Compliance    State         State Defect   (State High Cost Disclosure) New Jersey High-Cost Loan (Borrower      [redacted] High-Cost Loan: Notice to Borrower not provided to         Subject loan has tested as a [redacted] High Cost Loan.  File is missing                                                                           Reviewer Comment (2023-06-15): Updated affiliate portion of the appraisal fee. Exception cleared.        06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -   Within 45 days of closing, provide: (1) Letter of Explanation; (2) refund  C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   Notice Not Provided)                                                  borrower.                                                             proof the borrower received counseling from a HUD-approved nonprofit credit                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    of amount over the high-cost threshold maximum; and (3) proof of delivery.                                                                          Priced QM   Priced
                                                                                                                                                                                                                                                                              counselor.                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please review the [redacted] points and fees exception to clear this                                                                                                                                                                                                            (Narrow Defense - CHD Approval Required)  Within 365 days of closing, and                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 waterfall condition.                                                                                                                                                                                                                                                                                        prior to lender receiving any notice from borrower of the compliance failure, provide:  (1) Lender Attestation to AMC attesting (i) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made and (ii) the lender has not received any notice from borrower of the failure; (2) refund of amount over the high-cost threshold maximum; and (3) proof of delivery.
[redacted] [redacted] [redacted] 1300      28820361                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Due to failing the QM points and fees test, the subject loan designation is                                                                        Reviewer Comment (2023-06-15): Updated affiliate portion of the appraisal fee. Exception cleared.        06/15/2023                       1          B          A          C          A          B          A          C          A          B          A                NJ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please review the points and fees exception to clear this waterfall                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 condition.
[redacted] [redacted] [redacted] 1300      28820362                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Appraisal Fee was disclosed as $[redacted]on the Initial Loan Estimate, but                                                                        Reviewer Comment (2023-06-15): [redacted] Received PCCD, LOE, Refund Check and Proof of Mailing                     06/15/2023            2          C          B          C          B          C          B          C          B          C          B                NJ        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided                                                              for Appraisal Fee.  Fee Amount of $[redacted]exceeds tolerance of     disclosed as $[redacted] on the Final Closing Disclosure without a valid                                                                                                                                                                                                                                                                                                                                                                         Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        $[redacted].  Insufficient or no cure was provided to the borrower.   Change of Circumstance. Evidence of cure for the increase of $[redacted]                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              was not provided.                                                                                                                                  Buyer Comment (2023-06-15): Correction, delivered [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): Please see attached PCCD mailed to client and evidence that the package was mailed next day air, to be delivered by noon tomorrow [redacted].
[redacted] [redacted] [redacted] 1300      28820363                         Compliance Compliance    Federal       Federal Defect (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)     Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject                                                                                                                                                    Reviewer Comment (2023-06-15): Updated affiliate portion of the appraisal fee. Exception cleared.        06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -   (1) Signed letter from borrower indicating their choice to either (a)      C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         loan of [redacted]% is in excess of the allowable maximum of                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    accept refund and make loan non-high-cost or (b) keep loan as high-cost                                                                             Priced QM   Priced
                                                                                                                                                                                                        [redacted]% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other         and make loan compliant; (2) Assuming option (a) is selected, a copy of                                                                             (APOR)      QM
                                                                                                                                                                                                        $[redacted]on a Federal Total Loan Amount of $[redacted]vs. an                                                                                                                                                           Buyer Comment (2023-06-14): Please see the attached appraisal invoice as a portion can be excluded from                                                                                                                                                                                                     refund check and proof of mailing; (3) Assuming option (b) is selected,                                                                                         (APOR)
                                                                                                                                                                                                        allowable total of $[redacted](an overage of $[redacted]or                                                                                                                                                               testing as it was paid to a non-affiliate. This was an appraisal transfer from a prior loan attempt.                                                                                                                                                                                                        proof of cure for each of the prohibited practices violations noted.
                                                                                                                                                                                                        .[redacted]%).  Non-Compliant High Cost Loan.                                                                                                                                                                            Please see the attached to match the order number on the invoice to the appraisal in the loan file.
[redacted] [redacted] [redacted] 1300      28820364                         Compliance Compliance    Federal       ATR/QM Defect  QM Points and Fees 2021                                               Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan                                                                                                                                                    Reviewer Comment (2023-06-15): Updated affiliate portion of the appraisal fee. Exception cleared.        06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         of [redacted]% is in excess of the allowable maximum of  [redacted]%                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of the Federal Total Loan Amount. Points and Fees total $[redacted]on                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        a Federal Total Loan Amount of $[redacted]vs. an allowable total of                                                                                                                                                      Buyer Comment (2023-06-14): Please see the attached appraisal invoice as a portion can be excluded from                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                        $[redacted](an overage of $[redacted]or .[redacted]%).                                                                                                                                                                   testing as it was paid to a non-affiliate. This was an appraisal transfer from a prior loan attempt.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please see the attached to match the order number on the invoice to the appraisal in the loan file.
[redacted] [redacted] [redacted] 1300      28820365                         Compliance Compliance    State         State Defect   (State High Cost) New Jersey High-Cost Loan (Points and Fees)         New Jersey Home Ownership Security Act: Points and Fees on subject                                                                                                                                                       Reviewer Comment (2023-06-15): Updated affiliate portion of the appraisal fee. Exception cleared.        06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -   Within 45 days of closing, provide: (1) Letter of Explanation; (2) refund  C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         loan of [redacted]% is in excess of the allowable maximum of                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    of amount over the high-cost threshold maximum; and (3) proof of delivery.                                                                          Priced QM   Priced
                                                                                                                                                                                                        [redacted]% of the Total Loan Amount. Points and Fees total                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        $[redacted]on a Total Loan Amount of $[redacted]vs. an allowable                                                                                                                                                         Buyer Comment (2023-06-14): Please see the attached appraisal invoice as a portion can be excluded from                                                                                                                                                                                                     (Narrow Defense - CHD Approval Required)  Within 365 days of closing, and                                                                                       (APOR)
                                                                                                                                                                                                        total of $[redacted](an overage of $[redacted]or .[redacted]%).  Non-                                                                                                                                                    testing as it was paid to a non-affiliate. This was an appraisal transfer from a prior loan attempt.                                                                                                                                                                                                        prior to lender receiving any notice from borrower of the compliance
                                                                                                                                                                                                        Compliant High Cost Loan.                                                                                                                                                                                                Please see the attached to match the order number on the invoice to the appraisal in the loan file.                                                                                                                                                                                                         failure, provide:  (1) Lender Attestation to AMC attesting (i) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made and (ii) the lender has not received any notice from borrower of the failure; (2) refund of amount over the high-cost threshold maximum; and (3) proof of delivery.
[redacted] [redacted] [redacted] 1304      28820375                         Compliance Compliance    State         State Defect   [redacted] CHL Complaint Agency Disclosure Timing Test                [redacted] Home Loan: Borrower not provided with a document, at time  [redacted] Complaint Agency Disclosures in the file were provided to the                                                                           Buyer Comment (2023-07-11): .                                                                                                  07/11/2023 2          C          B          C          B          C          B          C          B          C          B                SC        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         of application, specifying the agency designated to receive           borrower on [redacted], which was not at the time of application on                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        complaints or inquiries about the origination and making of the loan. [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-10): comment, evidence ofEvidence of disclosure dated within 3 days of application in file, consumer signature obtained on subsequent disclosure

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-30): The disclosure itself reflects it must be signed at application, as does
                                                                                                                                                                                                                                                                                                                                                                                                                                 Section 37-23-70(D). Section 37-23-70(D) states that "At the time of application for a mortgage loan, the mortgage broker, originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator." This has been submitted multiple times to compliance. No new documentation or information has been submitted at this time for review. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-29): This regulation requires the lender to provide the disclosure within 3 days of application, which we did. The inital 1003 was issued on [redacted] and the Initial [redacted] Complaint disclosure was also issued on this date. The regulation does not specify the document must be acknowledged or signed by
                                                                                                                                                                                                                                                                                                                                                                                                                                 the borrower within any time frame. Note, the intial 1003 was provided on  [redacted] however, the borrower didnt consent to proceeding with financing with
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] Mortgage until [redacted] and therfore were not inclined nor obligated to acknowledge any document we provided until that date.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): This exception has been rereviewed by [redacted]'s compliance department with this response:

                                                                                                                                                                                                                                                                                                                                                                                                                                 The prior response stands.  Section 37-23-70(D) states that "At the time of application for a mortgage loan, the mortgage broker, originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator."

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] had previously reached out to outside counsel on a similar issue and was advised that while there's a basis to use the technical definition of application, there's also a basis to simply just use the 1003 as state regulations particularly ones that pre-date the new TILA definition of application meant to take into account the technical definition.  If the [redacted] Compliant Agency Disclosure was provided and signed by borrower within 3 days of the initial 1003 exception can be cleared.

                                                                                                                                                                                                                                                                                                                                                                                                                                 The signed [redacted] Compliant Disclosure is not the initial copy of the disclosure sent out on
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] that is in the file. The signed disclosure was issued on [redacted]. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-23): The disclosure was signed at the time the 1003 was signed, 4.21,in accordance with the law requiring the disclosure. Please see attached.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-23): The [redacted] disclosure with an earlier signing date was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please note, the prior escalation to compliance determined the disclosure had to be signed and that a new EV3 would be fired if we did not have one signed within 3 days of the application date as defined by the 1003, or [redacted]. Please confirm this is the route you'd like us to take if we receive the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] disclosure signed [redacted]. The documentation will be reviewed by compliance upon receipt.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Per [redacted]. Code Ann. 37-23-70(D), "At the time of application for a mortgage loan, the mortgage broker, originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator.". The reg explicitly states when the originator is to disclose teh docuemnt but not when the borrower is required to acknowledge receipt. Please see the attached copy of the disclosure signed on [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-17): This response was submitted to compliance and the application date has been considered for the [redacted] disclosure. However, on this loan the initial 1003 date is
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted], and the [redacted] Complaint Agency Disclosure dated [redacted] is not signed by either borrower. The disclosure is required to be signed by all borrowers. So although we could clear the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] Complaint Agency Disclosure Timing Test violation, we would have to set a new exception for
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] Complaint Agency Disclosure Compliant, which is also an EV3.  If lender can provide the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] signed by borrower borrowers we can re-evaluate and possibly clear the [redacted] Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                 Agency Disclosure Timing violation. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): As previously mentioned, the application date, within the context of this regulation is not relying on the TRID definittion of application ( 6 data points) because TRID did not exist when the law requiring the disclosure was written. Within the context of this regulation, the
                                                                                                                                                                                                                                                                                                                                                                                                                                 "application date" is the date the actual 1003e was provided to the borrower, [redacted]. The document was provided in accordance with [redacted] law. Please review and clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-14): The application date was [redacted], application date plus 3 business days is [redacted]. Disclosure provided [redacted] is not within 3 days of application. Please provide evidence of earlier borrower receipt. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): The document must be provided within 3 business days of application. The applicatioen was provided to the client on [redacted] and was signed on [redacted].The [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 Complaint docuemnt was disclosed in accordance with the guideline.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-12): The [redacted] Complaint Agency Disclosure is required to be provided within 3 business days of application with the initial loan package. Please provide earlier delivery of this state required disclosure in order to clear this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): [redacted] is defining the application date as the day the 6 data points were received, per TRID. The law requiring the [redacted] CHL Complaint Agency Disclosure went into effect 11 years Before the existense of TRID. Therefre, when citing the absence of the disclosure "at application" we should be referencing the date the 1003 was issued, not the 6 data points.
[redacted] [redacted] [redacted] 1307      28820384                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Appraisal Fee was disclosed as $[redacted]on the LE, but was disclosed as                                                                          Reviewer Comment (2023-06-14): [redacted] received PCCD, LOE, proof of mailing & copy of refund check               06/14/2023            2          C          B          C          B          C          B          C          B          C          B                AZ        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                   Provided                                                              for Appraisal Fee.  Fee Amount of $[redacted]exceeds tolerance of     $[redacted]on the Final Closing Disclosure. No valid COC was provided for                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 QM (APOR)   Harbor
                                                                                                                                                                                                        $[redacted].  Insufficient or no cure was provided to the borrower.   this change, nor evidence of cure in file. Provide a post-close CD                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              reflecting the tolerance cure of $[redacted], a copy of the refund check,                                                                          Buyer Comment (2023-06-13): [redacted]: see attachment.                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                              proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.  Note - there was a COC in the file for this change on
                                                                                                                                                                                                                                                                              [redacted], however, the appraisal that was made subject-to repairs was provided to the borrower a month earlier on [redacted]. Increased fees a month later does not meet timing requirements.
[redacted] [redacted] [redacted] 1310      28820390                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Loan designation failure due to excessive DTI. This exception will be                                                                              Reviewer Comment (2023-06-12): Grossed up [redacted]at lender's request. Exception cleared.              06/12/2023                       1          B          A          C          A          B          A          C          A          B          A                NV        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.     cleared when all DTI related exceptions are cleared.                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): [redacted] receives Permanent [redacted] income from the US Department of
                                                                                                                                                                                                                                                                                                                                                                                                                                 Labor under workers compensation which is never subject to taxes. This income can be grossed up as follows: Calculated monthly base income of $[redacted]x calculated gross up factor of [redacted] =
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted]per month which brings DTI below [redacted]%, please review to update and clear.
[redacted] [redacted] [redacted] 1310      28820391                         Compliance Compliance    Federal       ATR/QM Defect  General ATR Provision Investor and Non QM DTIs don't match and both   Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance DTI is excessive due to a debt that the lender excluded that was not                                                                               Reviewer Comment (2023-06-12): Grossed up [redacted] at lender's request. Exception cleared.             06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                NV        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   moderately exceed Guidelines                                          with the Lenders Guidelines of [redacted]% and based on 1026.43(c)(5) documented in the file. Please provide the documentation that supports the                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                        of [redacted]% moderately exceed the guideline maximum of             exclusion of the [redacted] Credit revolving debt.                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                        [redacted]%. (DTI Exception is eligible to be regraded with                                                                                                                                                              Buyer Comment (2023-06-09): [redacted] receives Permanent [redacted]income from the US Department of
                                                                                                                                                                                                        compensating factors.)                                                                                                                                                                                                   Labor under workers compensation which is never subject to taxes. This income can be grossed up as follows: Calculated monthly base income of $[redacted]x calculated gross up factor of [redacted]=
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted]per month which brings DTI below [redacted]%, please review to update and clear.
[redacted] [redacted] [redacted] 1310      28820392                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 DTI is excessive due to a debt that the lender excluded that was not                                                                               Reviewer Comment (2023-06-12): Grossed up [redacted]at lender's request. Exception cleared.              06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                NV        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                documented in the file. Please provide the documentation that supports the                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                     Guidelines                                                                                                                                                               exclusion of the [redacted] Credit revolving debt.                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): [redacted] receives Permanent [redacted]income from the US Department of
                                                                                                                                                                                                                                                                                                                                                                                                                                 Labor under workers compensation which is never subject to taxes. This income can be grossed up as follows: Calculated monthly base income of $[redacted]x calculated gross up factor of [redacted]=
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted]per month which brings DTI below [redacted]%, please review to update and clear.
[redacted] [redacted] [redacted] 1310      28820393                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  ATR Risk due to excessive DTI. This exception will be cleared when all DTI                                                                         Reviewer Comment (2023-06-12): Grossed up [redacted]at lender's request. Exception cleared.              06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                NV        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                   related exceptions are cleared.                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): [redacted] receives Permanent [redacted]income from the US Department of
                                                                                                                                                                                                                                                                                                                                                                                                                                 Labor under workers compensation which is never subject to taxes. This income can be grossed up as follows: Calculated monthly base income of $[redacted]x calculated gross up factor of [redacted]=
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted]per month which brings DTI below [redacted]%, please review to update and clear.
[redacted] [redacted] [redacted] 1314      28820424                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home  [redacted] Home Loan: Prohibited Acts and Practices Regarding Home    Verification of earlier borrower receipt was missing from the file.                                                                                Reviewer Comment (2023-06-15): Per [redacted]'s compliance department:                                   06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Loans Disclosure Not Provided Timely)                                 Loans disclosure not provided within three (3) business days of                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        application.                                                                                                                                                                                                             Disclosure sent on date of 1003. We had previously reached out to outside counsel on a similar issue and                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 was advised that while there's a basis to use the technical definition of application, there's also a                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 basis to simply just use the 1003 as state regulations particularly ones that pre-date the new TILA definition of application meant to take into account the technical definition.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): [redacted]: What [redacted] is using for "application date" is actually called "TRID Application Date". TRID was created in [redacted]and doesn't apply this Rhode Island
                                                                                                                                                                                                                                                                                                                                                                                                                                 Statute which was enacted in [redacted]. The term application date when this law was enacted was when the client provided the actual 1003 application, not TRID application. TRID does not affect this regulation and does not change the definition of application date with respect to this regulation.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please clear this condition. The client is not required to sign any disclosure within 3 days of TRID application, because that doesn't make any sense. If they don't want the loan after receiving the initial LE, they dont have to sign anything or acknowledge anything.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-14): We are unable to clear the exception based on the docs provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Application date of [redacted] is > 3 days from the time the borrower signed this form and there is no issue date on the cover letter or disclosure. We need evidence the borrower was provided this disclosure within 3 business days of application to be compliant.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-12): [redacted]: see the attached document which was provided within 3 business days of application. This legislation was enacted in [redacted], and at that time "Application" was defined as the date we received the 1003 application, not TRID application which was defined by TRID regulation in [redacted]and does not apply to state law definition of application. Please clear this condition as the client signed the document verifying they received it within 3 business days of application as defined when the law was enacted.
[redacted] [redacted] [redacted] 1314      28820425                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding High- [redacted] Home Loan: Prohibited Acts and Practices Regarding High-   Verification of earlier borrower receipt was missing from the file.                                                                                Reviewer Comment (2023-06-15): Per [redacted]'s compliance department:                                   06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Cost Home Loans Disclosure Not Provided Timely)                       Cost Home Loans disclosure not provided within three (3) days of                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        application.                                                                                                                                                                                                             Disclosure sent on date of 1003. We had previously reached out to outside counsel on a similar issue and                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 was advised that while there's a basis to use the technical definition of application, there's also a                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 basis to simply just use the 1003 as state regulations particularly ones that pre-date the new TILA definition of application meant to take into account the technical definition.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): [redacted]: What [redacted] is using for "application date" is actually called "TRID Application Date". TRID was created in [redacted]and doesn't apply this Rhode Island
                                                                                                                                                                                                                                                                                                                                                                                                                                 Statute which was enacted in [redacted]. The term application date when this law was enacted was when the client provided the actual 1003 application, not TRID application. TRID does not affect this regulation and does not change the definition of application date with respect to this regulation.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please clear this condition. The client is not required to sign any disclosure within 3 days of TRID application, because that doesn't make any sense. If they don't want the loan after receiving the initial LE, they dont have to sign anything or acknowledge anything.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-14): We are unable to clear the exception based on the docs provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Application date of [redacted] is > 3 days from the time the borrower signed this form and there is no issue date on the cover letter or disclosure. We need evidence the borrower was provided this disclosure within 3 business days of application to be compliant.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-12): [redacted]: see the attached document which was provided within 3 business days of application. This legislation was enacted in [redacted], and at that time "Application" was defined as the date we received the 1003 application, not TRID application which was defined by TRID regulation in [redacted]and does not apply to state law definition of application. Please clear this condition as the client signed the document verifying they received it within 3 business days of application as defined when the law was enacted.
[redacted] [redacted] [redacted] 1315      28820411                         Compliance Compliance    State         State Defect   [redacted] High Cost Analysis Timing                                  [redacted] Home Loan:  High-cost Analysis not documented and          [redacted] High Cost Analysis dated [redacted] is dated after the subject                                                                          Reviewer Comment (2023-06-14): Received the Compliance log which indicates that "Reggie ID" [redacted]   06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         substantiated prior to closing of the loan.                           loan closed on [redacted].                                                                                                                         was run on [redacted] and the printed report indicates that the state high cost analysis was included in                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                 that run.                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): [redacted]: see proof high cost test was ran prior to close, see the matching request ID>
[redacted] [redacted] [redacted] 1317      28820441                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Most recent property inspection report dated [redacted] is after the FEMA   Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-06-13): Per [redacted]'s policy, no PDI is required.                                                    06/13/2023 2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        disaster SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES,   inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              AND MUDSLIDES) dated [redacted] with no disaster declaration end date. File disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              is missing a property inspection dated after the disaster declaration end   pre-FEMA        end date. Date of                                      Buyer Comment (2023-06-12): Inspection only required if the appraisal is dated prior to the incident                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                              date, or the lender's Rep and Warranty attestation along with visible       declaration of  disaster: [redacted] .                                 start date. Please see attached.
                                                                                                                                                                                                                                                                              confirmation that the subject property was not damaged.                     disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 1318      28820443                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-13): Seller acknowledges exception, no change to grading.                                               06/13/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            C        B       C        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1318      28820444                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     [redacted] for the borrower's employment dated [redacted] is 21 business                                                                           Reviewer Comment (2023-06-15): Verification of employment provided is within 10 business days prior to   06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                MA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                       days from the Note dated [redacted]. File is missing a Verbal VOE dated no                                                                         the Note. Exception cleared.                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                              more than 10 business days prior to the note date as required by Fannie                                                                                                                                                                                                                                                                                                                                                                          Other
                                                                                                                                                                                                                                                                              Mae.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please see attached initial WVOE for [redacted] University and processor cert completed on [redacted] indicating we spoke again with the payroll manager, client is still employed as a contract employee per semester.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-14): This verification is for the borrower's employment with [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 University. I double checked and don't have a VVOE at all for this employer. Please provide the 10-day
                                                                                                                                                                                                                                                                                                                                                                                                                                 VVOE. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): Please see attached recertification of employments for all employers within
                                                                                                                                                                                                                                                                                                                                                                                                                                 10 business days of closing.
[redacted] [redacted] [redacted] 1318      28820445                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     [redacted] for the borrower's employment dated [redacted] is 20 business                                                                           Reviewer Comment (2023-06-14): VVOE provided, exception cleared.                                         06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                MA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                       days from the Note dated [redacted]. File is missing a Verbal VOE dated no                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                              more than 10 business days prior to the note date as required by Fannie                                                                                                                                                                                                                                                                                                                                                                          Other
                                                                                                                                                                                                                                                                              Mae.                                                                                                                                               Buyer Comment (2023-06-13): Please see attached recertification of employments for all employers within
                                                                                                                                                                                                                                                                                                                                                                                                                                 10 business days of closing.
[redacted] [redacted] [redacted] 1319      28820432                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-06-12): .                                                                                                  06/12/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 1319      28820433                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-12): .                                                                                                  06/12/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1333      28820458                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     The file was missing a copy of the insurance policy and HOA dues for this                                                                          Reviewer Comment (2023-06-14): Received the HOA verification for this property. Also received the        06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Document                                                                                                                                                   property. Upon receipt of the missing property expenses, additional                                                                                lender's written attestation in the exception comment which states the property is owned free and clear                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              conditions may apply                                                                                                                               therefore no insurance is required. It should be noted that the file does not contain a statement from                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 the borrower verifying that insurance was not obtained for this PUD property.                                                                                                                                                                                                                                                                                                                                                                                               (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please see the attached verification of HOA via [redacted]. The home isowned free and clear therfore, evidence of HOI is not required.
[redacted] [redacted] [redacted] 1335      28820466                         Compliance Compliance    Federal       TRID Defect    TRID Lender Credit Tolerance Violation                                TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for The revised Closing Disclosure dated [redacted] disclosed a Lender Credit                                                                          Reviewer Comment (2023-06-14): [redacted] received Letter of Explanation, Copy of cure refund, proof of             06/14/2023            2          C          B          C          B          C          B          C          B          C          B                MO        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Lender Credits. Final Lender Credit of $0.00  is less than amount of  of -$[redacted]; the final CD reflected a lender credit of $0.00. No valid                                                                         mailing & Corrected Closing Disclosure.                                                                                                                                                                                                                                                       Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD
                                                                                                                                                                                                        binding Lender Credit previously disclosed in the amount of $-        COC was provided for this change, nor evidence of cure in file. Provide a                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                        [redacted].                                                           post-close CD disclosing the tolerance cure of $[redacted], a copy of the
                                                                                                                                                                                                                                                                              refund check, proof of delivery. and a copy of the LOE to the borrower                                                                             Buyer Comment (2023-06-13): [redacted]: see attachment.
                                                                                                                                                                                                                                                                              disclosing the changes made.
[redacted] [redacted] [redacted] 1336      28820469                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-09): .                                                                                                  06/09/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 1338      28820473                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-16): .                                                                                                  06/16/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 1338      28820474                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a[redacted] Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-06-16): .                                                                                                  06/16/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1339      28820478                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Most recent property inspection report dated 04/20/2023 is after the FEMA   Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-06-13): Per [redacted] Mortgage's policy, no PDI is required.                                           06/13/2023 2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        disaster (Severe Winter Storms, Straight-line Winds, Flooding, Landslides   inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                                                                                              and Mudslides) dated 04/03/2023 with no disaster end declared end date.     disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                                                                                                                                                              File is missing a property inspection dated after the disaster declaration  pre-FEMA        end date. Date of                                      Buyer Comment (2023-06-12): [redacted] : Our guidelines at the outset of this trade were that no
                                                                                                                                                                                                                                                                              end date, or the lender's Rep and Warranty attestation along with visible   declaration of  disaster: [redacted] .                                 disaster inspection is required if the appraisal is after the disaster start date. Please escalate to
                                                                                                                                                                                                                                                                              confirmation that the subject property was not damaged.                     disaster end                                                           the deal manager to confirm, no disaster inspection report will be provided.
                                                                                                                                                                                                                                                                                                                                                          date.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-12): This disaster first began occurring [redacted]  per FEMA website, however, the major disaster declaration date was [redacted] , which is after our inspection. It is an ongoing disaster, not just a single occurrence. Please provide a disaster inspection or lender attestation to clear or downgrade this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): [redacted] : the inspection is after the disaster start date, which meets our loan requirements. Please review the loan to our stated guidelines.
[redacted] [redacted] [redacted] 1340      28820480                         Compliance Compliance    Federal       TRID Defect    TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Ten Percent Fee Tolerance of $[redacted]exceeds tolerance of                                                                                       Reviewer Comment (2023-06-15): [redacted] received Corrected PCCD, Letter of Explanation, Proof of                  06/15/2023            2          C          B          C          B          C          B          C          B          C          B                SC        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Total amount of $50.00 exceeds tolerance of $[redacted]plus 10% or    $[redacted]plus 10% or $[redacted].  The attorney review fee of                                                                                    Delivery and Copy of Refund Check.                                                                                                                                                                                                                                                            Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        $[redacted].  Insufficient or no cure was provided to the borrower.   $[redacted]was disclosed on final CD only without a valid change of                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              circumstance.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please see attached package mailed to client.
[redacted] [redacted] [redacted] 1342      28820488                         Compliance Compliance    Federal       TRID Defect    TRID Revised Loan Estimate Timing Before Closing                      TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on   Interim Loan Estimate (Sequence #2) dated [redacted] was not signed and                                                                            Reviewer Comment (2023-06-13): [redacted] received proof of electronic receipt.                          06/13/2023                       1          C          A          C          A          C          A          C          A          C          A                MN        Primary    Refinance -   No Defined Cure                                                            C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted] not received by borrower at least four (4) business days   dated by the borrower. File is missing evidence the borrower received this                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        prior to closing.                                                     Interim Loan Estimate at least 4 business days prior to the closing date of                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              [redacted].                                                                                                                                        Buyer Comment (2023-06-12): Please see attached confirming both [redacted] LE's viewed.                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 1343      28820491                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     The file is missing evidence that this property is free and clear; HOI                                                                             Reviewer Comment (2023-06-14): Added the payment seen on the modification of $[redacted]. DTI is within  06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                AR        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Document                                                                                                                                                   shows three mortgagees. Upon receipt of missing property expense                                                                                   guidelines. Exception cleared.                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              verification, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): [redacted]: The client had a prior mortgage, that was modified in
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. We do not know the status of this mortgage therefore to be conservative we are adding the debt into DTI which increased DTI to [redacted]%. Client qualifies.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-12): Reviewed the updated 1003 and located an [redacted]account pay history with the same balance as used by the lender, however, the collateral on that account appears to be farm equipment, not real property. See first page of the pay history under primary collateral. Exception remains for clarification.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): We provided a mortgage statement showing the mortgage on the property & are including the debt in DTI. See corrected 1003.
[redacted] [redacted] [redacted] 1343      28820492                         Credit     Missing       General       Missing        Incomplete Document: 1003 Final is incomplete                                                                                               The final 1003 is missing the property at [redacted], presumably land                                                                              Reviewer Comment (2023-06-12): 1003 updated to include this REO. Exception cleared.                      06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                AR        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Document                    Document                                                                                                                                                   adjacent to the subject. Please update with complete property expenses. HOI                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              and taxes are in the loan file.                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): We provided a mortgage statement showing the mortgage on the property & are                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 including the debt in DTI. See corrected 1003.
[redacted] [redacted] [redacted] 1349      28820505                         Compliance Compliance    Federal       TRID Defect    TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Re-disclosure history does not describe event that occurred on [redacted]                                                                          Reviewer Comment (2023-06-20): Lender received evidence that title was held in trust. Additional doc     06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Total amount of $[redacted]exceeds tolerance of $[redacted]plus 10%   to cause a changed circumstance to increase Recording Fee.  Cure for                                                                               prep and recording fees are justified. Exception cleared.                                                                                                                                                                                                                                     Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 QM (APOR)   Harbor
                                                                                                                                                                                                        or $[redacted].  Insufficient or no cure was provided to the          tolerance violation was not found on final CD.                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                                         QM
                                                                                                                                                                                                        borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): [redacted]: See the attached commitment showing Trust ownership dated
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted].
[redacted] [redacted] [redacted] 1349      28820506                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Re-disclosure history does not describe event that occurred on [redacted]                                                                          Reviewer Comment (2023-06-20): Lender received evidence that title was held in trust. Additional doc     06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                   Provided                                                              for Title - Document Preparation Fee.  Fee Amount of                  to cause a changed circumstance the addition of Title Doc Prep Fee.  Cure                                                                          prep and recording fees are justified. Exception cleared.                                                                                                                                                                                                                                     Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 QM (APOR)   Harbor
                                                                                                                                                                                                        $[redacted]exceeds tolerance of $0.00.  Insufficient or no cure was   for tolerance violation was not found on final CD.                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                        provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 1354      28820519                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Loan Discount Points fee of $[redacted] added with no cure or valid change                                                                         Reviewer Comment (2023-06-14): [redacted] received Post CD,LOX, Copy of refund check and proof of                   06/14/2023            2          C          B          C          B          C          B          C          B          C          B                FL        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided                                                              for Loan Discount Points.  Fee Amount of $[redacted] exceeds          of circumstance. Required cure of $[redacted] not presence.                                                                                        mailing.                                                                                                                                                                                                                                                                                      Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        tolerance of $0.00.  Insufficient or no cure was provided to the                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): [redacted]: see attachment.
[redacted] [redacted] [redacted] 1355      28820524                         Compliance Compliance    Federal       Missing        (Missing Data) Unable to determine if loan is a same lender refi      Original Lender was not able to be determined. Unable to determine if Right to Cancel is on Form H-8 however, the Title Search does not verify                                                                           Buyer Comment (2023-06-09): .                                                                                                  06/09/2023 2          B          B          B          B          B          B          B          B          B          B                CT        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Required Data  (Circuit 2, 5, 7, 8, 9, 10 or DC)                                     correct TILA rescission form was used. (H-8 Form was used and         the first lien mortgage lender and file is missing the original note,                                                                                                                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                   (other than                                                                          property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District   mortgage or settlement statement for the most recent mortgage.                                                                                                                                                                                                                                                                                                                                                                                   Other
                                                                                                                   HUD-1 or Note)                                                                       of Columbia)
[redacted] [redacted] [redacted] 1356      28820527                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     File is missing a Verbal VOE to verify the borrower's employment dated no                                                                          Reviewer Comment (2023-06-22): Accepting WVOE with lender's documentation showing receipt date and       06/22/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                       more than 10 business days prior to the note date as required by Fannie                                                                            multiple attempts to obtain. Further noting that borrower is not a typical [redacted] employee, they are                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                              Mae.                                                                                                                                               a [redacted]. Company paying the borrower's income is an intermediary, not an employer. Exception                                                                                                                                                                                             Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 cleared.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): [redacted]: per Fannie mae regulations, We (as in the lender) are to verify employment within 10 days of closing. Fannie doesn't require the documentation or source be dated within
                                                                                                                                                                                                                                                                                                                                                                                                                                 10 days of closing. We verified and received a Verification of employment that was dated [redacted] on
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted][redacted], [redacted]. We (the lender) verified employment on [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-20): Received a screen print that indicated a written VOE was received on[redacted] however, the written VOE in the file for the co-borrower's income was dated [redacted]. The screen print does not have an attachment dated [redacted] and it only references the borrower's name.
                                                                                                                                                                                                                                                                                                                                                                                                                                 The VVOE dated no more than 10 business days prior to the note date for the co-borrower's employment has not been provided. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): [redacted]: See the below verification proof. The worknumber received from the employer, though it is dated on [redacted], was received by us on [redacted]. We verified employment and received the documentation within 10 days of closing.
[redacted] [redacted] [redacted] 1360      28820537                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     File is missing the Hazard Insurance Policy to verify sufficient coverage                                                                          Reviewer Comment (2023-06-12): HOI provided. Exception cleared.                                          06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Document                                                                                                                                                   and the annual premium. Upon receipt of the missing Hazard Insurance                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              Policy, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-09): Please see attached HOI dec page                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 1363      28820545                         Credit     Credit        Miscellaneous Guideline      Credit Exception:                                                                                                                           Letter of explanation addressing the property located at [redacted],                                                                               Reviewer Comment (2023-06-13): Background check provided shows this house belongs to family. Appraisal   06/13/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                                                                                                                                                                                              [redacted], [redacted][redacted]is required.  This address is reflected on                                                                         supports occupancy. Exception cleared.                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              the paystub provided dated [redacted] as well as on the [redacted]and                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              [redacted][redacted]'s.  Additional conditions may apply upon receipt.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-12): [redacted]: We do not request address verification letters. The client signed a 1003 stating where he occupies and appraisal supports, plus third party sources show this was a relatives house and he doesn't live there.
[redacted] [redacted] [redacted] 1366      28820551                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan designation failure due to APR. The calculated APR of [redacted]% does                                                                        Reviewer Comment (2023-06-15): Received the revised QM Findings dated [redacted] with the loan           06/15/2023                       1          B          A          C          A          B          A          C          A          B          A                VA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation not exceed the APR of [redacted]% for a higher priced loan designation.                                                                            designation restated to Safe Harbor QM (APOR).                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): Please see attached updated QM summary form.
[redacted] [redacted] [redacted] 1369      28820559                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Subject property was appraised on [redacted] prior to the FEMA disaster                                                                            Reviewer Comment (2023-06-12): The appraisal was performed after disaster start date.  PDI not required  06/12/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        (Severe winter storm, Flooding landslides and mudslides) dated 0[redacted]                                                                         per client guides.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                              but the disaster does not have a declared end date. File is missing a                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                                                                                                                                                              property inspection dated after the disaster, or the lander's Rep and warranty attestation along with visible confirmation that the subject property was not damaged.
[redacted] [redacted] [redacted] 1371      28820567                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     VVOE for the borrower's employment dated [redacted] is 28 business days                                                                            Reviewer Comment (2023-06-20): VVOE provided, exception cleared.                                         06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                       from the Note dated [redacted]. File is missing a Verbal VOE dated no more                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              than 10 business days prior to the note date as required by Fannie Mae.                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): [redacted]: see the attached voe.                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 1372      28820571                         Compliance Compliance    State         State HPML     Massachusetts HPML Threshold Test Compliant                           [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-12): .                                                                                                  06/12/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1375      28820579                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Due to missing self-employed income documentation, the subject loan                                                                                Reviewer Comment (2023-06-15): Received the borrower's [redacted]license dated [redacted].               06/15/2023                       1          B          A          C          A          B          A          C          A          B          A                NY        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Fail.     designation is QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): Please see online search attached dated [redacted] which confirms the client has an active [redacted] license. This is dated 13 days prior to closing and was used to meet SE verification requirements with a copy of the actual license itself
[redacted] [redacted] [redacted] 1375      28820580                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - Schedule [redacted]   Ability-to-Repay (Dodd-Frank 2014): Unable to verify current          Borrower was qualified with Schedule [redacted] income. File is missing the                                                                        Reviewer Comment (2023-06-15): Received the borrower's [redacted]license dated [redacted].               06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                NY        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Test                                                                  [redacted] status using reasonably reliable third-party records.      disinterested 3rd party verification of the business dated within 120                                                                                                                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                              calendar days prior to the note date as required by Fannie Mae guidelines.                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): Please see online search attached dated [redacted] which confirms the client has an active [redacted] license. This is dated 13 days prior to closing and was used to meet SE verification requirements with a copy of the actual license itself
[redacted] [redacted] [redacted] 1375      28820581                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          Due to missing self-employed income documentation, the subject loan                                                                                Reviewer Comment (2023-06-15): Received the borrower's [redacted] license dated [redacted].              06/15/2023                       1          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           designation is QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 1380      28820595                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Subject loan was originated under the Higher Priced QM designation however,                                                                        Reviewer Comment (2023-06-22): Client requested to update the loan designation. Exception cleared.       06/22/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Higher  Yes
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation   based on fees testing the subject loan has tested as Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                                                                                        of Higher Priced QM (APOR).                                           Last rate set date was [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): please see updated QM findings attached                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-16): This exception has been reviewed by [redacted]'s compliance department with this response:

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] and notary fees have been added to finance charges, and the credit monitoring excluded from the finance charge, but this does not change the loan designation. The calculated APR of [redacted]%
                                                                                                                                                                                                                                                                                                                                                                                                                                 does not exceed the Safe Harbor QM (APOR) threshold of [redacted]%, which is [redacted]% plus APOR of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% from [redacted] (based on last rate set date of[redacted]).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): [redacted] is incorrectly including the credit monitoring fee as a prepaid finance charge. Additionally, [redacted] included the Title-Notary fee and Appraisal Management Services
                                                                                                                                                                                                                                                                                                                                                                                                                                 fees - please see attestation letters attached and update as this impacts the APR. Once updated we will review the rate set date

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): [redacted] is incorrectly including the credit monitoring fee as a prepaid finance charge. Additionally, [redacted]included the Title-Notary fee and Appraisal Management Services
                                                                                                                                                                                                                                                                                                                                                                                                                                 fees - please see attestation letters attached and update as this impacts the APR. Once updated we will review the rate set date
[redacted] [redacted] [redacted] 1380      28820597                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  The updated Loan Designation of Higher Priced QM (APOR) matches the Due                                                                            Buyer Comment (2023-06-23): .                                                                                                  06/23/2023 2                     A                     B                     B                     B                     A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Higher  No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan    Diligence Loan Designation of Higher Priced QM (APOR). Exception is                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                                                                                        Designation of Higher Priced QM (APOR) matches the Due Diligence Loan informational only.                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Designation of Higher Priced QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 1382      28820601                         Credit     Insurance     Insurance     Insurance      Missing Document: Flood Insurance Policy not provided                                                                                       File is missing the Flood Insurance Policy to verify sufficient coverage                                                                           Reviewer Comment (2023-06-14): Flood coverage provided. Exception cleared.                               06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                NV        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation                                                                                                                                                            and the annual premium. Upon receipt of the missing Flood Insurance Policy,                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                              additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                 Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-12): flood policy attached
[redacted] [redacted] [redacted] 1386      28820610                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Loan Discount Points was disclosed as $[redacted]on the Initial Loan                                                                               Reviewer Comment (2023-06-15): [redacted] received detailed comment from the Lender for the Rate was     06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                   Provided                                                              for Loan Discount Points.  Fee Amount of $[redacted]exceeds tolerance Estimate, but disclosed as $[redacted]on the Final Closing Disclosure                                                                              locked [redacted]% with Loan points $[redacted]on [redacted] and valid COC was provided in file.                                                                                                                                                                                              Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Harbor
                                                                                                                                                                                                        of $[redacted].  Insufficient or no cure was provided to the          without a valid Change of Circumstance. Evidence of cure for the increase                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        borrower.                                                             of $[redacted]was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): Loan Discount points were .[redacted]% points or $[redacted]based upon loan amount of $[redacted]and rate of [redacted]%. Loan Points changed to $[redacted]or [redacted]% points of
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted]and [redacted]% rate on LE issued [redacted]. The change in rate is a valid CIC and the change was disclosed in good faith in required timeframe per TRID
[redacted] [redacted] [redacted] 1386      28820611                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Result of last rate set date of [redacted] versus [redacted] used for                                                                              Reviewer Comment (2023-06-22): Client request to restate the loan designation. Mismatch cleared.         06/22/2023                       1          B          A          C          A          B          A          C          A          B          A                PA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation testing.                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please see updated QM findings attached                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-16): This exception has been reviewed by [redacted]'s compliance department with this response:

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]and notary fees have been added to finance charges, and the credit monitoring excluded from the finance charge, but this does not change the loan designation. The calculated APR of [redacted]%
                                                                                                                                                                                                                                                                                                                                                                                                                                 does not exceed the Safe Harbor QM (APOR) threshold of [redacted]%, which is [redacted]% plus APOR of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% from [redacted] (based on last rate set date of [redacted]).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): [redacted] has Safe Harbor and Rocket has Rebuttable presumption. This is because we have a higher APR due to the inclusion of the $[redacted]Title Notary Fee and
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted]Appraisal Management Services fee. Please see the attestation letters attached and update these to be prepaid finance charges which should change your APR and SAMC designation to change to
                                                                                                                                                                                                                                                                                                                                                                                                                                 Rebuttable Presumption

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): [redacted] has Safe Harbor and [redacted] has Rebuttable presumption. This is because we have a higher APR due to the inclusion of the $[redacted]Title Notary Fee and
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted]Appraisal Management Services fee. Please see the attestation letters attached and update these to be prepaid finance charges which should change your APR and [redacted] designation to change to
                                                                                                                                                                                                                                                                                                                                                                                                                                 Rebuttable Presumption
[redacted] [redacted] [redacted] 1386      28820613                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  The updated Loan Designation of Safe Harbor QM (APOR) matches the Due                                                                              Buyer Comment (2023-06-23): .                                                                                                  06/23/2023 2                     A                     B                     B                     B                     A                PA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan    Diligence Loan Designation of Safe Harbor QM (APOR). Exception is                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan   informational only.                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 1387      28820617                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Loan designation failure due to missing income documentation. This                                                                                 Reviewer Comment (2023-07-06): VVOE provided for current employer to satisfy exception.  Exception       07/06/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       C        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Fail.     exception will be cleared when all ATR related exceptions are cleared.                                                                             cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-03): [redacted]: We have previously provided a VOE showing client isn't on assignment with a staffing agency, [redacted]Resourcing is another staffing agency, and are currently showing active.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): Fannie Mae requires either a VVOE or a future employment contract from the [redacted], or in this case the staffing agency if she's like a [redacted]employee and that's how we're treating her income. We are not able to clear these failures for documentation without evidence of assignment either present or future. The most recent assignment date from any of the staffing agencies is [redacted]. The one that shows not on assignment was from [redacted]. Exception remains for VVOE from current employment or contract for future employment through the borrower's current staffing agency.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-23): [redacted]: The borrower is a travel [redacted]. Travel [redacted]are similar to [redacted]income, but they can work for staffing agencies and/or take a contract individual with a hospital. It is similar to [redacted] income, but cannot be used the same as [redacted] income.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please see the multiple employers listed on the application and the worknumber, the clients income is based on several employers over the prior year and we have a worknumber showing she is still with a
                                                                                                                                                                                                                                                                                                                                                                                                                                 Staffing Agency however is not on assignment.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-23): Is there any additional documentation from the borrower or the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]that was obtained during origination that supports this? A LOE or anything? While it will be possible for us to consider historical income as a basis for qualification if the borrower is union, we don't have anything in the file currently that discloses that. We need more information on this. Usually with [redacted]employees we have documentation from the union outlining their employment or they're on assignment currently. We don't have either. Please advise if there's additional information that can be provided on this to support.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): [redacted]: the client works for [redacted], which shows "currently not on assignment" which means that client is not assigned to a job currently. The client does not need to be on an assignment to qualify as travel [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 work sometimes, and then take leave. They do not have continuous work assignments, and aren't required to.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-21): All of the Work # verifications in the file show that the borrower is inactive/no longer employed/ not on assignment. There are multiple staffing agencies as well. Please advise which staffing agency is the borrower's current employer and provide evidence of active employment status. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-20): [redacted]: The borrower is a travel [redacted], which is similar to
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]income. The client is employer with a staffing agency whom gives the client work at different establishments. See the worknumber report showing the client works for a staffing agency for [redacted].
[redacted] [redacted] [redacted] 1387      28820618                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - W-2                   Ability to Repay (Dodd-Frank 2014): Unable to verify current          The file was missing the [redacted]obtained for the current employer.                                                                              Reviewer Comment (2023-07-06): VVOE provided for current employer to satisfy exception.  Exception       07/06/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]/[redacted] employment status using reasonably reliable                                                                                                                                                        cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        third-party records.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-03): [redacted]: We have previously provided a VOE showing client isn't on assignment with a staffing agency, [redacted] Resourcing is another staffing agency, and are currently showing active.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): Fannie Mae requires either a VVOE or a future employment contract from the [redacted], or in this case the staffing agency if she's like a [redacted]employee and that's how we're treating her income. We are not able to clear these failures for documentation without evidence of assignment either present or future. The most recent assignment date from any of the staffing agencies is [redacted]. The one that shows not on assignment was from [redacted]. Exception remains for VVOE from current employment or contract for future employment through the borrower's current staffing agency.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-23): [redacted]: The borrower is a travel [redacted]. Travel [redacted]are similar to [redacted]income, but they can work for staffing agencies and/or take a contract individual with a hospital. It is similar to [redacted] income, but cannot be used the same as [redacted] income.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please see the multiple employers listed on the application and the worknumber, the clients income is based on several employers over the prior year and we have a worknumber showing she is still with a
                                                                                                                                                                                                                                                                                                                                                                                                                                 Staffing Agency however is not on assignment.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-23): Is there any additional documentation from the borrower or the union that was obtained during origination that supports this? A LOE or anything? While it will be possible for us to consider historical income as a basis for qualification if the borrower is [redacted], we don't have anything in the file currently that discloses that. We need more information on this. Usually with
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]employees we have documentation from the union outlining their employment or they're on assignment currently. We don't have either. Please advise if there's additional information that can be provided on this to support.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): [redacted]: the client works for [redacted], which shows "currently not on assignment" which means that client is not assigned to a job currently. The client does not need to be on an assignment to qualify as travel [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 work sometimes, and then take leave. They do not have continuous work assignments, and aren't required to.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-21): All of the Work # verifications in the file show that the borrower is inactive/no longer employed/ not on assignment. There are multiple staffing agencies as well. Please advise which staffing agency is the borrower's current employer and provide evidence of active employment status. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-20): [redacted]: The borrower is a travel [redacted], which is similar to
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]income. The client is employer with a staffing agency whom gives the client work at different establishments. See the worknumber report showing the client works for a staffing agency for nurses.
[redacted] [redacted] [redacted] 1387      28820619                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          ATR failure due to missing income documentation. This exception will be                                                                            Reviewer Comment (2023-07-06): VVOE provided for current employer to satisfy exception.  Exception       07/06/2023                       1          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           cleared when all ATR related exceptions are cleared.                                                                                               cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 1387      28820621                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     The file was missing the [redacted]obtained for the current employer.                                                                              Reviewer Comment (2023-07-06): VVOE provided for current employer to satisfy exception.  Exception       07/06/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                                                                                                                                                                          cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-03): [redacted]: We have previously provided a VOE showing client isn't on assignment with a staffing agency, [redacted]Resourcing is another staffing agency, and are currently showing active.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-28): Fannie Mae requires either a VVOE or a future employment contract from the [redacted], or in this case the staffing agency if she's like a [redacted]employee and that's how we're treating her income. We are not able to clear these failures for documentation without evidence of assignment either present or future. The most recent assignment date from any of the staffing agencies is [redacted]. The one that shows not on assignment was from [redacted]. Exception remains for VVOE from current employment or contract for future employment through the borrower's current staffing agency.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-23): [redacted]: The borrower is a travel [redacted]. Travel [redacted]are similar to union income, but they can work for staffing agencies and/or take a contract individual with a hospital. It is similar to [redacted]income, but cannot be used the same as union income. Please see the multiple employers listed on the application and the worknumber, the clients income is based on several employers over the prior year and we have a worknumber showing she is still with a Staffing
                                                                                                                                                                                                                                                                                                                                                                                                                                 Agency however is not on assignment.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-23): Is there any additional documentation from the borrower or the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]that was obtained during origination that supports this? A LOE or anything? While it will be possible for us to consider historical income as a basis for qualification if the borrower is
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted], we don't have anything in the file currently that discloses that. We need more information on this. Usually with [redacted]employees we have documentation from the union outlining their employment or they're on assignment currently. We don't have either. Please advise if there's additional information that can be provided on this to support.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): [redacted]: the client works for [redacted], which shows "currently not on assignment" which means that client is not assigned to a job currently. The client does not need to be on an assignment to qualify as travel nurses work sometimes, and then take leave. They do not have continuous work assignments, and aren't required to.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-21): All of the Work # verifications in the file show that the borrower is inactive/no longer employed/ not on assignment. There are multiple staffing agencies as well. Please advise which staffing agency is the borrower's current employer and provide evidence of active employment status. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-20): [redacted]: The borrower is a travel [redacted], which is similar to
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]income. The client is employer with a staffing agency whom gives the client work at different establishments. See the worknumber report showing the client works for a staffing agency for nurses.
[redacted] [redacted] [redacted] 1387      28820622                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel was issued on incorrect form. Provide the following: Letter                                                                        Reviewer Comment (2023-06-28): Letter of Explanation, Proof of Delivery ([redacted]), and new Rescission            06/28/2023            2          C          B          C          B          C          B          C          B          C          B                FL        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       C        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       of Explanation, Proof of Delivery, and Re-open Rescission using the correct                                                                        period ended ([redacted]) using the correct model form was provided. Exception cured.                                                                                                                                                                                                         Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             considered the original creditor. The H-9 form was used, the H-8 form model form. H-8 Form must be used as lender is not the same as originating                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                   Incorrect,                                                                           should have been used.                                                lender.
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Reviewer Comment (2023-06-20): Received the right to cancel cure documentation and UPS Tracking verifies
                                                                                                                   and/or                                                                                                                                                                                                                                                                                                        the package is expected to be delivered on [redacted]. However, this exception cannot be reviewed until
                                                                                                                   provided on                                                                                                                                                                                                                                                                                                   the right to cancel expiration date of [redacted] has passed.
                                                                                                                   the wrong form

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-20): [redacted]: see attached reopend notice of right to cancel.
[redacted] [redacted] [redacted] 1389      28820627                         Compliance Compliance    Federal       TILA Right-to- Notice of Right To Cancel Not Provided to All Required Parties        Truth in Lending Act: Notice of Right to Cancel was not signed by all File contains multiple Notice of Right to Cancel forms however, none of the                                                                        Reviewer Comment (2023-06-14): Executed RTC's provided. Exception cleared.                               06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       A        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance    Cancel                                                                               parties whose ownership interest is or will be subject to the         forms were signed and dated by all parties to the transaction. Upon receipt                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             security interest.                                                    of the signed and dated Notice of Right to Cancel for each party to the                                                                                                                                                                                                                                                                                                                                                                          Other
                                                                                                                   Incorrect,                                                                                                                                                 transaction, additional conditions may apply.                                                                                                      Buyer Comment (2023-06-13): [redacted]: See the attach.
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 1390      28820630                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan designation failure due to APR. Calculated APR of [redacted]% does not                                                                        Reviewer Comment (2023-06-14): Appraisal Management fee included in finance charges.  Loan is            06/14/2023                       1          B          A          C          A          B          A          C          A          B          A                CO        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation exceed APOR of [redacted]% + [redacted]%, or [redacted]% for a higher                                                                              HPQM(APOR).                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             priced loan designation.                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): Please see the attestation letter attached which supports
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]inclusion of the Appraisal Management fee as a prepaid finance charge. If this does not bring back in tolerance, we can review the rate set date
[redacted] [redacted] [redacted] 1393      28820637                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Appraisal Fee was disclosed as $[redacted]on the Initial Loan Estimate, but                                                                        Reviewer Comment (2023-06-15): [redacted] received COC dated [redacted]                                  06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided                                                              for Appraisal Fee.  Fee Amount of $[redacted]exceeds tolerance of     disclosed as $[redacted]on the Final Closing Disclosure without a valid                                                                                                                                                                                                                                                                                                                                                                          Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        $[redacted].  Insufficient or no cure was provided to the borrower.   Change of Circumstance. Evidence of cure for the increase of $[redacted]was                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              not provided.                                                                                                                                      Buyer Comment (2023-06-15): Please see the attached screen shots from our Appraisal fee increase                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 tracking item. This confirms the fee was increased per the appraiser having to take 2 trips to the subject because they we unable to complete the initial inspection.
[redacted] [redacted] [redacted] 1395      28820642                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-06-12): .                                                                                                  06/12/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 1395      28820643                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of        We do not comment in the HPML APR exception.                                                                                                       Buyer Comment (2023-06-12): .                                                                                                  06/12/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1397      28820646                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     [redacted] provided in the file is illegible for the borrower's [redacted]                                                                         Reviewer Comment (2023-06-21): [redacted] provided supporting [redacted] differential pay. Exception     06/21/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 rate and gross earnings.                                                                                                                           cleared.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-20): please see legible stub attached
[redacted] [redacted] [redacted] 1400      28820653                         Credit     Income /      Income        Missing        REO Documents are missing.                                            - ___                                                                 File is missing the insurance policy and statement for the investment                                                                              Reviewer Comment (2023-06-13): Documentation provided supports the expenses considered by the lender.    06/13/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Document                                                                                                                                                   property located at XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX. There is no                                                                                Nothing further required.                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              evidence in the file to support the property is owned free and clear. Upon                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              receipt of the missing property expense verifications, additional                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                                                                                                                                                                              conditions may apply.                                                                                                                              Buyer Comment (2023-06-12): [redacted]: see attached lox, no insurance or mortgage on property. No evidence to the contrary online.
[redacted] [redacted] [redacted] 1400      28820654                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Most recent property inspection report dated 4/21/2023 is after the FEMA    Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-06-13): Per [redacted] Mortgage's policy, no PDI is required.                                           06/13/2023 2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        Disaster Severe Winter Storms, Straight-Line Winds, Flooding, Landslides    inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              and Mudslides dated 04/03/2023 without a Disaster End Date.                 disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                          pre-FEMA        end date. Date of                                      Buyer Comment (2023-06-12): [redacted]: Due to appraisal being after the incident start date, our                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                                                                                                                                                                                                                                          declaration of  disaster: [redacted]                                   guidelines require no further order. Please clear this condition.
                                                                                                                                                                                                                                                                                                                                                          disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 1402      28820661                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan designation failure due to APR variance. Calculated APR on the subject                                                                        Reviewer Comment (2023-06-14): Loan is HPQM(APOR)                                                        06/14/2023                       1          B          A          C          A          B          A          C          A          B          A                SC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation loan of [redacted]% is not equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             [redacted]% + [redacted]%, or [redacted]% for a higher priced loan.                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              Calculations are based on the index date of [redacted].                                                                                            Buyer Comment (2023-06-13): APR on the subject loan is [redacted]% and we correctly have the designation                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 as QM Rebuttable Presumption. [redacted] incorrectly has APR [redacted]% and Safe Harbor when the max
                                                                                                                                                                                                                                                                                                                                                                                                                                 APR permitted for Safe Harbor is [redacted]%. [redacted] is including the $[redacted]credit monitoring fee which we disagree is a prepaid finance charge. [redacted] also feels the $[redacted]Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                 Management Services fee should be included, please see the attestation letter attached
[redacted] [redacted] [redacted] 1402      28820662                         Compliance Compliance    State         State Defect   [redacted] CHL Complaint Agency Disclosure Timing Test                [redacted] Home Loan: Borrower not provided with a document, at time  Verification of earlier borrower receipt was missing from the file. This                                                                           Reviewer Comment (2023-06-14): Disclosure was sent on date of 1003.                                      06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         of application, specifying the agency designated to receive           state disclosure is required within 3 business days of application.                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): Definition of TRID application means when we have the 6th data point and it                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 requires a loan estimate to be disclosed, which was done. Initial 1003 URLA was taken on [redacted] and this is the same date the client gave e consent and the [redacted] Agency to Receive Complaints was esigned.
[redacted] [redacted] [redacted] 1405      28820671                         Credit     Loan Package  Application / Missing        Missing Document: Tax Certificate not provided                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-13): Tax certificate provided, exception cleared.                              06/13/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-12): Please see attached tax cert.                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 1405      28820672                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding High- [redacted] Home Loan: Prohibited Acts and Practices Regarding High-   Verification of earlier delivery to the borrower was missing from the file.                                                                        Reviewer Comment (2023-06-16): Exceptions cleared. Disclosure sent on date of initial 1003 and           06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                   Cost Home Loans Disclosure Not Provided Timely)                       Cost Home Loans disclosure not provided within three (3) days of                                                                                                                                                         application per disclosure history ([redacted]).  We had previously reached out to outside counsel on a                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        application.                                                                                                                                                                                                             similar issue and was advised that while there's a basis to use the technical definition of application,                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 there's also a basis to simply just use the 1003 as state regulations particularly ones that pre-date                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 the new TILA definition of application meant to take into account the technical definition.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): We received a completed "application" on [redacted] (refer to signed initial
                                                                                                                                                                                                                                                                                                                                                                                                                                 1003) and that is when the [redacted] disclosure was provided. GEN Law 34-25.2.5 was created in
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]prior to the TRID definition of "application" which was created in [redacted]indicating that application date is when the 6 data points are collected. In this case, the TRID application was
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] but client did not make a credit decision to move forward until [redacted]. Borrower cannot be expected to sign documents if they are unsure if they want to move forward with the loan. Please review to clear.
[redacted] [redacted] [redacted] 1405      28820673                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home  [redacted] Home Loan: Prohibited Acts and Practices Regarding Home    Verification of earlier delivery to the borrower was missing from the file.                                                                        Reviewer Comment (2023-06-16): Exceptions cleared. Disclosure sent on date of initial 1003 and           06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                   Loans Disclosure Not Provided Timely)                                 Loans disclosure not provided within three (3) business days of                                                                                                                                                          application per disclosure history ([redacted]).  We had previously reached out to outside counsel on a                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        application.                                                                                                                                                                                                             similar issue and was advised that while there's a basis to use the technical definition of application,                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 there's also a basis to simply just use the 1003 as state regulations particularly ones that pre-date                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 the new TILA definition of application meant to take into account the technical definition.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): We received a completed "application" on [redacted] (refer to signed initial
                                                                                                                                                                                                                                                                                                                                                                                                                                 1003) and that is when the [redacted] disclosure was provided. GEN Law 34-25.2.5 was created in
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]prior to the TRID definition of "application" which was created in [redacted]indicating that application date is when the 6 data points are collected. In this case, the TRID application was
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] but client did not make a credit decision to move forward until [redacted]. Borrower cannot be expected to sign documents if they are unsure if they want to move forward with the loan. Please review to clear.
[redacted] [redacted] [redacted] 1405      28820674                         Compliance Compliance    State         State Defect   [redacted] High Cost Analysis Timing                                  [redacted] Home Loan:  High-cost Analysis not documented and          Verification of earlier run date of the state points and fees testing was                                                                          Reviewer Comment (2023-06-13): Verification of earlier run of the state points and fees testing was      06/13/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         substantiated prior to closing of the loan.                           missing from the file. Please provide an earlier analysis for review.                                                                              provided. Exception cleared.                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-12): Please see attached evidence that the points and fees testing was run prior to closing, the QM summary document is provided with a calculator ID that ties to the screenshot of our internal systems to prove the date when it was run.
[redacted] [redacted] [redacted] 1411      28820684                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure APR Inaccurate - Regular Transaction    TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed  Verification of earlier borrower receipt of the final CD was missing from                                                                          Reviewer Comment (2023-06-13): [redacted] fee included in finance charge calculation.                    06/13/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Timing Without Waiver                                                 on final CD [redacted] is inaccurate (off by more than [redacted]%)   the file. Calculated APR of .[redacted]% is greater than .[redacted]%.                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        compared to actual APR at consummation.  Closing Disclosure not                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        provided to Borrower at least three (3) business days prior to                                                                                                                                                           Buyer Comment (2023-06-12): Please see the attached screen shots from our LOS, a portion of the                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                        closing.                                                                                                                                                                                                                 appraisal fee ($[redacted]) should be included in the prepaid finance charge calculation. I have also included the attestation letter for this fee, please update the figures to clear this issue.
[redacted] [redacted] [redacted] 1413      28820691                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure APR Inaccurate - Regular Transaction    TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed  APR on the final CD versus the calculated APR had a variance of                                                                                    Reviewer Comment (2023-06-14): [redacted] fee included in calculations.                                  06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                KY        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Timing Without Waiver                                                 on final CD [redacted] is inaccurate (off by more than [redacted]%)   [redacted]%, which is greater than [redacted]%. If additional fees should                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        compared to actual APR at consummation.  Closing Disclosure not       be considered in the APR, client to advise.                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        provided to Borrower at least three (3) business days prior to                                                                                                                                                           Buyer Comment (2023-06-13): Please see the appraisal invoice on page [redacted] of your loan file and                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                        closing.                                                                                                                                                                                                                 include the $[redacted] appraisal management fee in the prepaid finance charge calculation. Attestation is attached.
[redacted] [redacted] [redacted] 1414      28820694                         Compliance Compliance    State         State HPML     (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML   [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-16): .                                                                                                  06/16/2023 2          B          B          B          B          B          B          B          B          B          B                OK        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   Threshold)                                                            [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 1418      28820705                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-06-12): Seller acknowledges the exception, no change to grading.                                           06/12/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1418      28820706                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-12): Seller acknowledges the exception, no change to grading.                                           06/12/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 1426      28820727                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (High Cost Analysis Not In File)               [redacted] Home Loan:  Loan file did not contain record(s)            Subject loan has tested as a [redacted] High Cost Mortgage Loan. The State                                                                         Reviewer Comment (2023-06-19): Evidence of state testing prior to consummation was provided. Exception   06/19/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         documenting high-cost home loan analysis.                             high cost analysis is dated [redacted], which is after the subject loan                                                                            cleared.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              closed on [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-16): The dates in the exception are incorrect, however the high cost analysis was completed prior to closing. Please see attached. The ID number matches the test completed [redacted] which is prior to closing on [redacted]
[redacted] [redacted] [redacted] 1426      28820729                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding High- [redacted] Home Loan: Prohibited Acts and Practices Regarding High-   The state disclosure was not provided within three days of the application                                                                         Reviewer Comment (2023-06-19): Disclosure sent within 3 days of 1003 application.                        06/19/2023                       1                     A                     A                     A                     A                     A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Cost Home Loans Disclosure Not Provided Timely)                       Cost Home Loans disclosure not provided within three (3) days of      as defined by TRID, however, it was provided with three days of the initial                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        application.                                                          1003.                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-19): Note to client: This has been submitted to compliance for review.                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 1427      28820732                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-12): .                                                                                                  06/12/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1433      28820749                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     This investment property is a condominium per file documentation. Please                                                                           Reviewer Comment (2023-06-14): Received the HOA dues verification for this property.                     06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                LA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Document                                                                                                                                                   provide the HOA dues that were missing from the file.                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): Please see attached evidence of HOA dues for non-subject property.
[redacted] [redacted] [redacted] 1434      28820752                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan designation failure due to APR variance. Calculated APR on the subject                                                                        Reviewer Comment (2023-06-14): [redacted] fee included in APR charges.  Loan is HPQM(APOR).              06/14/2023                       1          B          A          C          A          B          A          C          A          B          A                OR        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation loan of [redacted]% is not equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             [redacted]% + [redacted]%, or [redacted]% for a higher priced loan based on                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              the index date.                                                                                                                                    Buyer Comment (2023-06-13): Please see attached to include the [redacted] fee.                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 1439      28820763                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Most recent property inspection report dated [redacted] is after the FEMA   Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-06-13): Per Rocket Mortgage's policy, no PDI is required.                                               06/13/2023 2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        disaster SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES,   inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              AND MUDSLIDES declaration date [redacted] with no declared end date.        disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                          pre-FEMA        end date. Date of                                      Buyer Comment (2023-06-12): The declaration date of 4/3 for DR-4699-CA is when FEMA announces the major                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                          declaration of  disaster: 04/03/2023                                   disaster declaration. It is Rockets policy to order inspections based off the Incident start date(not
                                                                                                                                                                                                                                                                                                                                                          disaster end                                                           declaration) as that is when FEMA  determines the incident to have begun. For DR-4699, the Incident
                                                                                                                                                                                                                                                                                                                                                          date.                                                                  start date was 2/21/2023. The appraisal was completed by a licensed appraiser on 4/13 so we would not require  a disaster inspection in this scenario
[redacted] [redacted] [redacted] 1442      28820774                         Compliance Compliance    State         Misc. State    Ohio Consumer Sales Practices Act (No Documentation of Tangible Net   [redacted] Consumer Sales Practices Act:  Mortgage loan file does not File is missing documentation to verify the tangible net benefit to the                                                                            Buyer Comment (2023-06-12): .                                                                                                  06/12/2023 2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          Benefit Analysis)                                                     contain documentation of the analysis of the borrower's reasonable    borrower as required under the [redacted] Consumer Sales Practices Act.                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        tangible net benefit.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1443      28820776                         Compliance Compliance    Federal       ATR/QM Defect  Self-Employed Tax Return Recency - QM                                 General QM: Self Employed Tax Returns - The business or personal tax  Based on Application Date [redacted], most recent tax returns are                                                                                  Buyer Comment (2023-06-16): .                                                                                                  06/16/2023 2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         returns provided are not the most recent. Application Date            due/missing. Most Recent Tax Return End Date [redacted], Tax Return Due                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        [redacted],  Most Recent Tax Return End Date [redacted], Tax Return   Date [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Due Date [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 1443      28820777                         Compliance Compliance    Federal       ATR/QM Defect  Self-Employed Tax Return Recency - QM                                 General QM: Self Employed Tax Returns - The business or personal tax  Based on Application Date [redacted], most recent tax returns are                                                                                  Buyer Comment (2023-06-16): .                                                                                                  06/16/2023 2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         returns provided are not the most recent. Application Date            due/missing. Most Recent Tax Return End Date [redacted], Tax Return Due                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        [redacted],  Most Recent Tax Return End Date [redacted], Tax Return   Date [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Due Date [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 1443      28820778                         Compliance Compliance    Federal       ATR/QM Defect  Self-Employed Tax Return Recency - QM                                 General QM: Self Employed Tax Returns - The business or personal tax  Based on Application Date [redacted], most recent tax returns are                                                                                  Buyer Comment (2023-06-16): .                                                                                                  06/16/2023 2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         returns provided are not the most recent. Application Date            due/missing. Most Recent Tax Return End Date [redacted], Tax Return Due                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        [redacted],  Most Recent Tax Return End Date [redacted], Tax Return   Date [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Due Date [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 1444      28820782                         Compliance Compliance    State         Misc. State    [redacted] CMPA Home Loan Toolkit Timing                              [redacted] Consumer Mortgage Protection Act:  Home Loan Toolkit not   Home Loan Toolkit not provided to borrower within three (3) business days                                                                          Buyer Comment (2023-06-12): .                                                                                                  06/12/2023 2          B          B          B          B          B          B          B          B          B          B                MI        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                provided to borrower within three (3) business days of application.   of application.                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1449      28820797                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-06-14): Received proof the borrower viewed the appraisal on [redacted].           06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                 Buyer Comment (2023-06-13): please see attached
[redacted] [redacted] [redacted] 1449      28820798                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-06-14): Received proof the borrower viewed the appraisal on [redacted].           06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the appraisal on [redacted] with an expected                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of [redacted], which is not at least 3 business days prior to                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              closing on [redacted]. File is missing evidence of actual receipt by the                                                                           Buyer Comment (2023-06-13): please see attached
                                                                                                                                                                                                                                                                              borrower as required under the TILA HPML Appraisal Rule.
[redacted] [redacted] [redacted] 1451      28820803                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    The subject property is located in a FEMA disaster area. A post disaster    Property        The subject property    SitusAMC,Aggregator            Reviewer Comment (2023-06-14): The subject property was appraised on [redacted] after the FEMA disaster                        06/14/2023 2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        inspection verifying there was no damage to the subject property is         inspected post  was appraised on                                       start date of [redacted]. PDI is not required per client guides.                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              required.                                                                   disaster but    [redacted] after the                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                          pre-FEMA        FEMA disaster start                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                                                                                                          declaration of  date of [redacted]. PDI                                Buyer Comment (2023-06-13): [redacted]: The appraial was completed after the disaster start date, please
                                                                                                                                                                                                                                                                                                                                                          disaster end    is not required per                                    clear this condition similar to our guides.
                                                                                                                                                                                                                                                                                                                                                          date.           client guides.
[redacted] [redacted] [redacted] 1455      28820816                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Most recent property inspection report dated [redacted] is after the FEMA   Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-06-13): Per [redacted] Mortgage's policy, no PDI is required.                                           06/13/2023 2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        disaster SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES,   inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              AND MUDSLIDES) dated [redacted] with no disaster declaration end date. File disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              is missing a property inspection dated after the disaster declaration end   pre-FEMA        end date. Date of                                      Buyer Comment (2023-06-12): Please re-reveiw timeline. Exception states [redacted] is not after                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                              date, or the lender's Rep and Warranty attestation along with visible       declaration of  disaster: [redacted]                                   [redacted]
                                                                                                                                                                                                                                                                              confirmation that the subject property was not damaged.                     disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 1458      28820826                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Borrower signed and dated the Final Closing Disclosure on [redacted].                                                                              Reviewer Comment (2023-06-16): Borrower confirmed the CD was signed [redacted] with the rest of the      06/16/2023                       1                     A                     A                     A                     A                     A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          A        A       A        A      A          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted], prior to three (3) business days from transaction date of Subject loan disbursed on [redacted], prior to the expected right to cancel                                                                        closing package. Exception cleared.                                                                                                                                                                                                                                                           Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             [redacted].                                                           expiration date of [redacted] and eligible disbursement date of [redacted].                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-06-15): Please see attached confirmation from borrower that the Closing Disclosure
                                                                                                                   and/or                                                                                                                                                                                                                                                                                                        was received at closing with the rest of the documents on [redacted].
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 1458      28820827                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    Borrower signed and dated the Final Closing Disclosure on [redacted].                                                                              Reviewer Comment (2023-06-16): Borrower confirmed the CD was signed [redacted] with the rest of the      06/16/2023                       1                     A                     A                     A                     A                     A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          A        A       A        A      A          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                     Subject loan disbursed on [redacted], prior to the expected right to cancel                                                                        closing package. Exception cleared.                                                                                                                                                                                                                                                           Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                                                                                                   expiration date of [redacted] and eligible disbursement date of [redacted].                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-06-15): Please see attached confirmation from borrower that the Closing Disclosure
                                                                                                                   and/or                                                                                                                                                                                                                                                                                                        was received at closing with the rest of the documents on [redacted].
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 1462      28820837                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-16): .                                                                                                  06/16/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1462      28820838                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-06-16): .                                                                                                  06/16/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 1463      28820841                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Tax Certificate Fee. was disclosed as $[redacted]on the Final Closing                                                                              Reviewer Comment (2023-06-15): [redacted] received Lender detailed comment with valid Changed            06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                ID        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided                                                              for Tax Certificate Fee.  Fee Amount of $[redacted] exceeds tolerance Disclosure without a valid Change of Circumstance. Evidence of cure for the                                                                        Circumstance on [redacted].                                                                                                                                                                                                                                                                   Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        of $0.00.  Insufficient or no cure was provided to the borrower.      increase of $[redacted]was not provided.                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please see attached confirming the product changed from 30 year [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 loan to 20 year closed end second which requires entirely different title/tax fees. This is a valid CIC.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please review to clear this condition.
[redacted] [redacted] [redacted] 1463      28820842                         Compliance Compliance    Federal       TRID Defect    TRID Zero Percent Tolerance Violation Without Sufficient Cure         TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Title - Settlement / Closing / Escrow Fee. was disclosed as $[redacted]on                                                                          Reviewer Comment (2023-06-15): [redacted] received Lender detailed comment with valid Changed            06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                ID        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided                                                              for Title - Settlement / Closing / Escrow Fee.  Fee Amount of         the Final Closing Disclosure without a valid Change of Circumstance.                                                                               Circumstance on [redacted].                                                                                                                                                                                                                                                                   Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        $[redacted]exceeds tolerance of $0.00.  Insufficient or no cure was   Evidence of cure for the decreased of $[redacted]was not provided.                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please see attached confirming the product changed from 30 year [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 loan to 20 year closed end second which requires entirely different title/tax fees. This is a valid CIC.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please review to clear this condition.
[redacted] [redacted] [redacted] 1471      28820869                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with                                                                                                                                                      Buyer Comment (2023-06-13): .                                                                                                  06/13/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1471      28820870                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-13): .                                                                                                  06/13/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 1477      28820886                         Compliance Compliance    State         State Defect   [redacted] CHL Complaint Agency Disclosure Timing Test                [redacted] Home Loan: Borrower not provided with a document, at time  [redacted] Complaint Agency Disclosures in the file were provided to the                                                                           Reviewer Comment (2023-06-14): Disclosure given at time of 1003.                                         06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         of application, specifying the agency designated to receive           borrower on [redacted], which was not at the time of application on                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        complaints or inquiries about the origination and making of the loan. [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): We respectfully disagree with this interpretation. Specifically, the statute                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 states "[a]t time of application for a mortgage, the mortgage broker, originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency."
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. Code Ann. {section} 37-23-70(D)(emphasis added).

                                                                                                                                                                                                                                                                                                                                                                                                                                 While the definition of "originator" may include an employee of the lender, subsection (D) does not utilize the term "lender" which is also defined in [redacted]. Code Ann. {section} 37-23-20. We believe this is an important distinction as preceding requirements found in [redacted]. Code Ann. {section} 37-
                                                                                                                                                                                                                                                                                                                                                                                                                                 23-70 (A)-(C) use the term "lender" when describing prohibited acts. If the drafters of this statute intended for this requirement to apply to lenders, there would be no reason to deviate from the terms used in the preceding subsections. For this reason, we believe it is a reasonable interpretation that this requirement should not apply to mortgage lenders and would not impact an assignee/future holder.
[redacted] [redacted] [redacted] 1479      28820890                         Compliance Compliance    Federal       Missing        Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard FDPA Notification Rule: Creditor did not retain record of borrower's  The initial Notice of Special Flood Hazards dated [redacted] was not signed                                                                        Buyer Comment (2023-06-13): .                                                                                                  06/13/2023 2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Disclosure     Disclosure Missing                                                    receipt of Notice of Special Flood Hazard Disclosure.                 within a reasonable time prior to closing on [redacted].                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1481      28820897                         Compliance Compliance    Federal       TRID Defect    TRID Lender Credit Tolerance Violation                                TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Closing Disclosure dated [redacted] disclosed a Lender Credit in the amount                                                                        Reviewer Comment (2023-06-22): [redacted] received Letter of Explanation, Proof of Delivery, Copy of                06/22/2023            2          C          B          C          B          C          B          C          B          C          B                VA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Lender Credits. Final Lender Credit of $-[redacted]is less than       of -$[redacted]which decreased to -$5[redacted] on the Final Closing                                                                               Refund Check, and Corrected CD.                                                                                                                                                                                                                                                               Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        amount of binding Lender Credit previously disclosed in the amount of Disclosure without a valid Change of Circumstance. Evidence of cure for the                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        $-[redacted].                                                         decrease of $[redacted] was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please see the attached proof delivery

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-15): Received all cure documentation, however, the mailing label is only showing as created. Proof of delivery is required to cure. Exception remains for proof of delivery.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please see the attached for the LOE to client, UPS label, check copy and corrected CD.
[redacted] [redacted] [redacted] 1486      28820916                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form H-9 however, the Title Search verifies the                                                                              Reviewer Comment (2023-07-03): LOE, Proof of delivery ([redacted]), and RTC on H-8 form provided.                   07/03/2023            2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       subject second mortgage paid off an existing second mortgage originated by                                                                         Exception cured.                                                                                                                                                                                                                                                                              Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             considered the original creditor. The H-9 form was used, the H-8 form a different lender. Right to Cancel should be on Form H-8.                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                   Incorrect,                                                                           should have been used.
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-06-28): [redacted]: See attached notice of right to cancel.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 1489      28820921                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 [redacted] for Borrower and Co-borrower is not legible and hence marked as                                                                         Reviewer Comment (2023-06-14): Received legible [redacted] for both borrowers. DTI is now [redacted]%.   06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                missing impacting DTI.                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): [redacted]: see the attached [redacted].                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 1489      28820923                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  [redacted] for Borrower and Co-borrower is not legible and hence marked as                                                                         Reviewer Comment (2023-06-14): Received legible [redacted] for both borrowers. DTI is now [redacted]%.   06/14/2023                       1          B          A          C          A          B          A          C          A          B          A                CO        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation missing.                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1489      28820924                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Income and Assets - No Income Provided           General QM: No income or assets converted to a monthly amount was     [redacted] for Borrower and Co-borrower is not legible and hence marked as                                                                         Reviewer Comment (2023-06-14): Received legible paystubs for both borrowers. DTI is now [redacted]%.     06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         provided to demonstrate ability to repay.                             missing.                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): [redacted]: see the attached [redacted].                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 1489      28820925                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     [redacted] for Borrower and Co-borrower is marked as missing as not                                                                                Reviewer Comment (2023-06-14): Received legible [redacted]for both borrowers. DTI is now [redacted]%.    06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 Legible.                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): [redacted]: see the attached [redacted].                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 1489      28820926                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           [redacted] for Borrower and Co-borrower is marked as missing as not Legible                                                                        Reviewer Comment (2023-06-14): Received legible [redacted] for both borrowers. DTI is now [redacted]%.   06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   and hence Income has been excluded.                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): [redacted]: see the attached [redacted].                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 1489      28820927                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       [redacted] for Borrower and Co-borrower is marked as missing as not Legible                                                                        Reviewer Comment (2023-06-14): Received legible [redacted] for both borrowers. DTI is now [redacted]%.   06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     and hence Income has been excluded.                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                              Buyer Comment (2023-06-13): [redacted]: see the attached [redacted].                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 1489      28820928                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  [redacted] for Borrower and Co-borrower is marked as missing as not Legible                                                                        Reviewer Comment (2023-06-14): Received legible [redacted]for both borrowers. DTI is now[redacted]%.     06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 and hence Income has been excluded.                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): [redacted]: see the attached [redacted].                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 1491      28820932                         Credit     Insurance     Insurance     Insurance      Missing Document: Flood Insurance Policy not provided                                                                                       File is missing the Flood Insurance Policy to verify sufficient coverage                                                                           Reviewer Comment (2023-06-15): Flood insurance provided, exception cleared.                              06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation                                                                                                                                                            and the annual premium. Upon receipt of the missing Flood Insurance Policy,                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                              additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                 Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): see attached
[redacted] [redacted] [redacted] 1493      28820939                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Borrower's income was only verified with a[redacted] and [redacted]. File                                                                          Reviewer Comment (2023-06-14): Received the borrower's [redacted] W-2.                                   06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 is missing the [redacted] [redacted]  or  [redacted] year end paystub as                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                              required by [redacted] guidelines.                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please see attached [redacted]
[redacted] [redacted] [redacted] 1496      28820948                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure APR Inaccurate - Regular Transaction    TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed  Final Closing Disclosure  disclosed an APR of [redacted]%; calculated APR                                                                          Reviewer Comment (2023-06-15): [redacted] received lender attestation on AMC fee purpose and included in 06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Timing Without Waiver                                                 on final CD [redacted]  is inaccurate (off by more than [redacted]%)  is [redacted]%.                                                                                                                                    finance charge calculation                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        compared to actual APR at consummation.  Closing Disclosure not                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        provided to Borrower at least three (3) business days prior to                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                        closing.                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please see attached attestation that the appraisal management services fee can be included in the finance charge testing, additionally the tax cert fee can also be included as this is a life of loan service to monitor for delinquent taxes.
[redacted] [redacted] [redacted] 1508      28821018                         Compliance Compliance    Federal       TRID Defect    TRID [redacted] Percent Tolerance Violation Without Sufficient Cure   TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance    Transfer Taxes were disclosed as $[redacted] on the Initial [redacted], but                                                                        Reviewer Comment (2023-06-30): [redacted] received [redacted], [redacted], proof of mailing & copy of               06/30/2023            2          C          B          C          B          C          B          C          B          C          B                VA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                   Provided                                                              exceeded for [redacted] Tax.  Fee Amount of $[redacted]exceeds        disclosed as $[redacted] on the revised [redacted] dated [redacted] and on                                                                         refund check.                                                                                                                                                                                                                                                                                 Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD
                                                                                                                                                                                                        tolerance of $[redacted].  Insufficient or no cure was provided to    the [redacted]. [redacted] dated [redacted] disclosed the reason for the                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                                                                                        the borrower.                                                         change as "[redacted]" which is not a valid reason for the increase in
                                                                                                                                                                                                                                                                              Transfer Taxes. Evidence of cure for the increase of $[redacted] was not                                                                           Buyer Comment (2023-06-29): [redacted]: File has been sent.
                                                                                                                                                                                                                                                                              provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-29): [redacted] received [redacted], [redacted], copy of refund check.
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): please see redisclosure with cure attached
[redacted] [redacted] [redacted] 1517      28821024                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             Qualified Mortgage ([redacted] [redacted]): Originator Loan           Result of missing third party verification                                                                                                         Reviewer Comment (2023-06-20): Received the [redacted] party verification.                               06/20/2023                       1          B          A          C          A          B          A          C          A          B          A                NC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Designation of Higher Priced [redacted] (APOR) does not match Due                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Diligence Loan Designation of [redacted] (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): please see attached                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1517      28821026                         Compliance Compliance    Federal       ATR/QM Defect  General [redacted] Provision [redacted] - [redacted]                  General [redacted]: Unable to verify current Sole Proprietorship      Borrower was qualified with [redacted] income and file is missing the                                                                              Reviewer Comment (2023-06-20): Received the [redacted] party verification.                               06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         status using reasonably reliable third-party records.                 disinterested 3rd Party Verification of self-employment dated within                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              [redacted] calendar days prior to the note date as required by [redacted]                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              guidelines.                                                                                                                                        Buyer Comment (2023-06-19): please see attached                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1517      28821027                         Credit     Loan Package  Loan File     Missing        Missing Document: [redacted] Policy not provided                                                                                            File is missing the Hazard Insurance Policy to verify sufficient coverage                                                                          Reviewer Comment (2023-06-20): Received the [redacted] [redacted]policy.                                 06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Documentation               Document                                                                                                                                                   and the annual premium of $[redacted] as used to qualify. Upon receipt of                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              the missing Hazard Insurance Policy, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): Dec page attached                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 1519      28820992                         Credit     Loan Package  Loan File     Missing        Missing Document: Hazard Insurance Policy not provided                                                                                      File is missing the Hazard Insurance Policy to verify sufficient coverage                                                                          Reviewer Comment (2023-06-14): Received the Hazard Insurance Policy.                                     06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                MN        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation               Document                                                                                                                                                   and the annual premium. Upon receipt of the missing Hazard Insurance                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              Policy. Additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): please see attached                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1520      28820996                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Subject property was appraised on [redacted] prior to the FEMA disaster     Property        Per [redacted]          SitusAMC,Aggregator            Reviewer Comment (2023-06-14): Per [redacted] attestation and the FEMA disaster website, this [redacted]                       06/14/2023 2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        Severe Winter Storms, Straight-Line Winds, Flooding, Landslides and         inspected post  attestation and the                                    disaster began on [redacted] and was declared on [redacted]. Subject property was appraised on                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                                                                                              Mudslides) dated [redacted]. File is missing a property inspection dated    disaster but    FEMA disaster website,                                 [redacted] after the start date with no damage reported.                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              after the disaster, or the lender's Rep and Warranty attestation along with pre-FEMA        this [redacted]
                                                                                                                                                                                                                                                                              visible confirmation that the subject property was not damaged              declaration of  disaster began on
                                                                                                                                                                                                                                                                                                                                                          disaster end    [redacted] and was                                     Buyer Comment (2023-06-13): The declaration date of [redacted] for [redacted] is when FEMA announces the
                                                                                                                                                                                                                                                                                                                                                          date.           declared on [redacted].                                major disaster declaration. It is [redacted] policy to order inspections based off the Incident start
                                                                                                                                                                                                                                                                                                                                                                          Subject property was                                   date(not declaration) as that is when FEMA determines the incident to have begun. For [redacted], the
                                                                                                                                                                                                                                                                                                                                                                          appraised on [redacted]                                Incident start date was [redacted]. The appraisal was completed by a licensed appraiser on [redacted] so
                                                                                                                                                                                                                                                                                                                                                                          after the start date                                   we would not require  a disaster inspection in this scenario with no damage
                                                                                                                                                                                                                                                                                                                                                                          reported.
[redacted] [redacted] [redacted] 1528      28821059                         Credit     Insurance     Insurance     Insurance      Missing Document: Flood Insurance Policy not provided                                                                                       File is missing the Flood Insurance Policy to verify sufficient coverage                                                                           Reviewer Comment (2023-06-14): Received the Flood Insurance Policy.                                      06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Documentation                                                                                                                                                            and the annual premium. Upon receipt of the missing Flood Insurance Policy,                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): [redacted]: see the attached flood policiy.                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 1534      28821056                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The file was missing a legible copy of the [redacted] [redacted] for the                                                                           Reviewer Comment (2023-06-15): [redacted] provided, exception cleared.                                   06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                NY        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 co-borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): please see legible [redacted] attached
[redacted] [redacted] [redacted] 1535      28821063                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The file was missing a recent account statement for the [redacted] income                                                                          Reviewer Comment (2023-06-14): Received the [redacted]/[redacted] award letter.                          06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 considered by the lender. The balance is required to be verified to                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              determine continuance.                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): Please see attached confirming this is a lifetime benefit.                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 1537      28821067                         Credit     Insurance     Insurance     Insurance      Missing Document: Flood Insurance Policy not provided                                                                                       The file was missing a copy of the flood insurance policy.                                                                                         Reviewer Comment (2023-06-14): Flood policy provided, exception cleared.                                 06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Documentation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): please see attached                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1540      28821074                         Credit     Income /      Income        Missing        [redacted] Documents are missing.                                     -                                                                     The lender addressed this REO in the approval conditions, requesting the                                                                           Reviewer Comment (2023-06-19): All property expenses provided. Exception cleared.                        06/19/2023                       1          C          A          C          A          C          A          C          A          C          A                OR        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Document                                                                                                                                                   pay history for the mortgage, but no payment was considered on the final                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              [redacted]. Please provide evidence of [redacted] and [redacted] if                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              applicable, and confirmation that this property is free and clear or a copy                                                                        Buyer Comment (2023-06-16): Client notified us that this home is a duplex with [redacted], so we                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                                                                                              of the [redacted] month payment history of the private lien. Additional                                                                            included half of the escrowed [redacted]/[redacted] from the mortgage on [redacted]. See the attached
                                                                                                                                                                                                                                                                              exceptions may apply.                                                                                                                              [redacted] showing these two are insured together.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-15): Evidence the property is free and clear provided. There is still a
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted] variance in the amount used by the lender for [redacted] , [redacted], and dues (as applicable) and what the verified [redacted] are that we have. Please provide all property expenses except for the taxes for review.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): [redacted]: see proof loan is free and clear.
[redacted] [redacted] [redacted] 1543      28821083                         Compliance Compliance    Federal       TRID Defect    TRID [redacted] Percent Tolerance Violation Without Sufficient Cure   TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted].                                                                         Reviewer Comment (2023-06-13): [redacted] received LOX for the Lender rebuttal response lieu of valid    06/13/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       A        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                   Provided                                                              for Appraisal Fee.  Fee Amount of $[redacted] exceeds tolerance of    Insufficient or no cure was provided to the borrower.                                                                                              Changed Circumstance on [redacted].                                                                                                                                                                                                                                                           Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD
                                                                                                                                                                                                        $[redacted].  Insufficient or no cure was provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-13): please see attached
[redacted] [redacted] [redacted] 1547      28821092                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The borrower's most recent [redacted] is illegible. Upon receipt of the                                                                            Reviewer Comment (2023-06-14): Received the borrower's legible [redacted].                               06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 legible [redacted], additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please see the attached Legible [redacted].
[redacted] [redacted] [redacted] 1550      28821100                         Compliance Compliance    State         State HPML     (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML   [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-13): .                                                                                                  06/13/2023 2          B          B          B          B          B          B          B          B          B          B                OK        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   Threshold)                                                            [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 1552      28821105                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with                                                                                                                                                      Buyer Comment (2023-06-14): .                                                                                                  06/14/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1552      28821106                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-14): .                                                                                                  06/14/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 1553      28821109                         Compliance Compliance    Federal       TRID Defect    TRID Interim [redacted] Timing Test                                   TILA-RESPA Integrated Disclosure - Corrected [redacted] provided on   Verification of earlier borrower receipt was missing from the file.                                                                                Reviewer Comment (2023-06-14): [redacted] received proof of receipt of [redacted][redacted]              06/14/2023                       1          C          A          C          A          C          A          C          A          C          A                AR        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         or after [redacted] contains a change in APR and was not received by                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower at least three ([redacted]) business days prior to                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        consummation                                                                                                                                                                                                             Buyer Comment (2023-06-13): [redacted]: see the attached screenshot.                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 1554      28821112                         Compliance Compliance    State         State Defect   [redacted] High Cost Analysis Timing                                  [redacted] Home Loan:  High-cost Analysis not documented and          The high cost analysis in the file was dated (printed) [redacted]. Please                                                                          Reviewer Comment (2023-06-16): Verification that the state high cost testing was completed prior to      06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         substantiated prior to closing of the loan.                           provide evidence that the state high-cost testing was completed prior to                                                                           consummation was provided. Exception cleared.                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              consummation.                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): Please re-review the [redacted] summary form uploaded yesterday [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 with a calculator [redacted] of [redacted] on page [redacted], doc [redacted] [redacted] as this matches the screenshot to indicate when it was run.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-14): Received the [redacted] screenshot dated [redacted] however, the high cost analysis pages (including state high cost testing) with the matching [redacted] have not been provided as of [redacted]. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please see attached internal screenshot confirming the test was run pre-
                                                                                                                                                                                                                                                                                                                                                                                                                                 close, please refer to the Calculator ID to match the internal screenshot to show when this was completed.
[redacted] [redacted] [redacted] 1560      28821127                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-14): .                                                                                                  06/14/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 1564      28821137                         Compliance Compliance    Federal       ATR/QM         [redacted] Tax Return Recency - [redacted]                            Ability to Repay ([redacted] [redacted]): [redacted] [redacted] - The Borrower was qualified with self-employed income which was verified with                                                                           Buyer Comment (2023-06-19): Seller acknowledges exception, no change to grading.                                               06/19/2023 2          B          B          B          B          B          B          B          B          B          B                WA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         business or personal [redacted] provided are not the most recent.     the [redacted] and [redacted] business [redacted]. Subject loan closed on                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                        Application Date [redacted],  Most Recent [redacted] End Date         [redacted] which is after the [redacted] business [redacted] filing                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                                                                                        [redacted], [redacted] Due Date [redacted].                           deadline of [redacted]. File is missing the [redacted] business [redacted], or the [redacted] business [redacted] extension.
[redacted] [redacted] [redacted] 1565      28821146                         Compliance Compliance    Federal       RESPA          RESPA Disclosure - Affiliated Business Arrangement Disclosure Not     [redacted] Disclosure Rule: Creditor did not provide [redacted]       The [redacted] Organizations was provided on [redacted], which is not                                                                              Reviewer Comment (2023-06-20): Verification of earlier borrower receipt provided, exception cleared.     06/20/2023                       1          B          A          B          A          B          A          B          A          B          A                CA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Provided Within 3 Business Days of Application                        Disclosure to applicant within three ([redacted]) business days of    within [redacted] business days of application on [redacted].                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                        application.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): Please see attached which confirms the client esigned the [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 disclosure on [redacted]. This is the same date the 6th data point was received
[redacted] [redacted] [redacted] 1565      28821147                         Compliance Compliance    Federal       RESPA          RESPA Disclosure - List of Homeownership Counseling Organizations Not [redacted] Disclosure Rule ([redacted] [redacted]): [redacted] not    The [redacted] Organizations was provided on [redacted], which is not                                                                              Buyer Comment (2023-06-28): .                                                                                                  06/28/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Provided Within 3 Business Days of Application                        provided to applicant within three ([redacted]) business days of      within [redacted] business days of application on [redacted].                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                        application.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-27): [redacted] dated [redacted] is not within [redacted] business days of application. Application date was [redacted], disclosure was required by [redacted]. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-23): [redacted]: see attached [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): We received the [redacted] again in trailing docs, we need the [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 Organizations. Please provide the list provided at application.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): please see attached

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-20): Nothing was received in trailing docs for this. Please provide the earlier disclosure as the one we have was issued [redacted]. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): [redacted]: Please see attached which confirms the client esigned the HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                 List of [redacted] on [redacted]. This is the same date the [redacted] data point was received
[redacted] [redacted] [redacted] 1570      28821160                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-16): .                                                                                                  06/16/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 1575      28821171                         Compliance Compliance    State         State HPML     (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML   [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-15): .                                                                                                  06/15/2023 2          B          B          B          B          B          B          B          B          B          B                OK        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Threshold)                                                            [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1584      28821195                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             Qualified Mortgage ([redacted] [redacted]): Originator Loan           Loan designation failure due to APR. Calculated APR of [redacted]% does not                                                                        Reviewer Comment (2023-07-03): Client requested to update the loan designation. Exception cleared.       07/03/2023                       1          B          A          C          A          B          A          C          A          B          A                NJ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Designation of Higher Priced [redacted] (APOR) does not match Due     exceed the threshold of [redacted]% for a higher priced loan.                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Diligence Loan Designation of Safe Harbor [redacted] (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-28): Please see attached [redacted] findings.                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-15): This exception has been reviewed by [redacted] compliance department with this response:

                                                                                                                                                                                                                                                                                                                                                                                                                                 The [redacted] fee has been added to finance charges but this does not change the loan designation. The disclosed APR of [redacted]% and calculated APR of [redacted]% do not exceed the [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted](APOR) threshold of [redacted]%, which is [redacted]% plus APOR of [redacted]% from [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 (based on last rate set date of [redacted]).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please include the [redacted] fee in the APR as well.
[redacted] [redacted] [redacted] 1584      28821196                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - [redacted]/ [redacted]        Ability to Repay / [redacted] ([redacted] [redacted]): The initial    The updated Loan Designation of Safe Harbor [redacted](APOR) matches the                                                                           Buyer Comment (2023-07-05): Seller Acknowledges the exception, no change to grading                                            07/05/2023 2                     A                     B                     B                     B                     A                NJ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan    Due Diligence Loan Designation of Safe Harbor [redacted](APOR). Exception                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of [redacted] [redacted](APOR) matches the Due Diligence  is informational only.                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Loan Designation of [redacted] (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 1601      28821239                         Compliance Compliance    Federal       ATR/QM         [redacted] Tax Return Recency - [redacted]                            Ability to Repay ([redacted] [redacted]): [redacted] Tax Returns -    The file did not contain the [redacted] [redacted] and [redacted]                                                                                  Buyer Comment (2023-06-19): .                                                                                                  06/19/2023 2          B          B          B          B          B          B          B          B          B          B                NC        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         The business or personal [redacted] provided are not the most recent. [redacted]; [redacted] extension was not provided. The file contained the                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                        Application Date [redacted],  Most Recent [redacted] End Date         [redacted] and [redacted] business and personal [redacted].                                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                        [redacted], [redacted] Due Date [redacted].
[redacted] [redacted] [redacted] 1603      28821248                         Credit     Credit        Miscellaneous Credit         A copy of Income Verification Report is not on file.                                                                                        Proof the [redacted] listed on [redacted] [redacted]-  [redacted] is no                                                                            Reviewer Comment (2023-06-20): Evidence that [redacted] is no longer owned by the borrowers was          06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                                                                                                                                                                                              longer owned or supporting documentation for the PITIA.                                                                                            provided. Exception cleared.                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): Please see  [redacted] [redacted] [redacted] attached which confirms our clients sold [redacted] in [redacted]
[redacted] [redacted] [redacted] 1607      28821257                         Credit     Insurance     Insurance     Insurance      Missing Document: [redacted] Policy not provided                                                                                            File is missing the [redacted] Policy to verify sufficient coverage and the                                                                        Reviewer Comment (2023-06-15): [redacted] provided, exception cleared.                                   06/15/2023                       1          C          A          C          A          C          A          C          A          C          A                MS        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Documentation                                                                                                                                                            annual premium. Upon receipt of the missing [redacted] Policy, additional                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): see attached                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 1609      28821265                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with                                                                                                                                                      Buyer Comment (2023-06-19): .                                                                                                  06/19/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.
[redacted] [redacted] [redacted] 1609      28821266                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-19): .                                                                                                  06/19/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or [redacted] APR of [redacted]% is equal to or greater                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                        than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                        Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1609      28821267                         Compliance Compliance    Federal       ATR/QM         [redacted] Tax Return Recency - [redacted]                            Ability to Repay ([redacted] [redacted]): [redacted] Tax Returns -    The most recent tax year was not present in the file. The file contained                                                                           Buyer Comment (2023-06-19): .                                                                                                  06/19/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         The business or personal [redacted] provided are not the most recent. [redacted] and [redacted] business and personal [redacted].                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        Application Date [redacted],  Most Recent [redacted] End Date                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other
                                                                                                                                                                                                        [redacted], [redacted] Due Date [redacted].
[redacted] [redacted] [redacted] 1615      28821285                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             Qualified Mortgage ([redacted] [redacted]): Originator Loan           Subject loan was originated under the Higher Priced [redacted] (APOR)                                                                              Reviewer Comment (2023-06-16): HPQM (APOR)                                                               06/16/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Designation of Higher Priced [redacted] (APOR) does not match Due     designation however, the subject loan has tested as Safe Harbor [redacted]                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Diligence Loan Designation of Safe Harbor [redacted] (APOR).          (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): Please include the [redacted] services fee in the finance charge calculation                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 to align APR with what was disclosed and therefore update designation.
[redacted] [redacted] [redacted] 1616      28821288                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     [redacted] [redacted] was not provided                                                                                                             Reviewer Comment (2023-06-16): Received the prior employment [redacted] with gross [redacted] [redacted] 06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                KY        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                    from [redacted], [redacted]and [redacted]YTD.                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): [redacted]: see the attached [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-15): The only [redacted] in our file for this employer is an employment only verification. If an income verification was completed, that would also clear this exception if provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-14): [redacted]: We provided a worknumber for [redacted] of [redacted].
[redacted] [redacted] [redacted] 1618      28821295                         Compliance Compliance    Federal       TRID Defect    TRID [redacted] Percent Tolerance Violation Without Sufficient Cure   [redacted] Integrated Disclosure: [redacted] Percent Fee Tolerance    [redacted] Document Preparation Fee was not disclosed on the Initial                                                                               Reviewer Comment (2023-06-27): [redacted] received [redacted], [redacted], [redacted] & copy of                     06/27/2023            2          C          B          C          B          C          B          C          B          C          B                NC        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided                                                              exceeded. Total amount of $[redacted] exceeds tolerance of            [redacted], but disclosed as $[redacted]; on the Final [redacted] without a                                                                        [redacted].                                                                                                                                                                                                                                                                                   Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        $[redacted] plus [redacted]% or $[redacted].  Insufficient or no cure valid [redacted]. Evidence of cure for the increase of $[redacted]was not                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        was provided to the borrower.                                         provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): Please see the attached [redacted], [redacted]r, copy of [redacted] and
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): [redacted] confirm cure of $[redacted]is required. Please provide cure documents consists of [redacted], [redacted], proof of [redacted] & copy of [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): [redacted] to confirm the cure amount of $[redacted] sufficient to cure exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-15): [redacted] received [redacted] for the Lender rebuttal response on
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. However, the [redacted] fee increased and [redacted]- Document preparation fee added on
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] dated [redacted], for which is not disclosed within that time frame. Cure is due to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Cure consists of corrected [redacted], [redacted] to borrower, proof of mailing, and copy of [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 check.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): Please see the attached screenshot confirming the fee increase was due to the property being deeded out of a trust at close.
[redacted] [redacted] [redacted] 1619      28821297                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted] Non Compliant                                 Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-06-16): Received proof the borrower viewed the appraisal on [redacted].           06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or [redacted] APR of [redacted]% is equal to or greater                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                        than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                        Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                               Buyer Comment (2023-06-15): see attached
[redacted] [redacted] [redacted] 1619      28821298                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   [redacted] HPML Appraisal Rule ([redacted] [redacted]): Creditor did  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-06-16): Received proof the borrower viewed the appraisal on [redacted].           06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                not provide a copy of each valuation to applicant three ([redacted])  was provided a copy of the appraisal on [redacted] with an expected                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        business days prior to consummation.                                  received date of [redacted], which is not at least [redacted] business days                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              prior to closing on [redacted]. File is missing evidence of actual receipt                                                                         Buyer Comment (2023-06-15): see attached
                                                                                                                                                                                                                                                                              by the borrower as required under the [redacted] HPML Appraisal Rule.
[redacted] [redacted] [redacted] 1622      28821307                         Compliance Compliance    Federal       TRID Defect    TRID [redacted] Percent Tolerance Violation Without Sufficient Cure   [redacted] Integrated Disclosure: [redacted] Percent Fee Tolerance    [redacted]% fees violation due to an increase in the [redacted] fees -                                                                             Reviewer Comment (2023-06-21): [redacted] received updated System snip with [redacted] lieu of valid     06/21/2023                       1          C          A          C          A          C          A          C          A          C          A                MO        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided                                                              exceeded. Total amount of $[redacted] exceeds tolerance of            specifically the addition of the [redacted]- Doc Prep fee that was added to                                                                        [redacted] [redacted] and supporting the waiver of Martial Rights document provided in original file.                                                                                                                                                                                         Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD                                                                                                 Priced QM   Priced
                                                                                                                                                                                                        $[redacted] plus [redacted]% or $[redacted].  Insufficient or no cure the [redacted] dated [redacted]. No valid [redacted] was in the file for                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        was provided to the borrower.                                         this change, nor evidence of cure. Provide a post-close [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                              disclosing the tolerance cure of $[redacted], a copy of the [redacted] ,                                                                           Buyer Comment (2023-06-20): please see attached
                                                                                                                                                                                                                                                                              proof of delivery, and a copy of the [redacted] to the borrower disclosing the changes made.
[redacted] [redacted] [redacted] 1634      28821335                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             Qualified Mortgage ([redacted] [redacted]): Originator Loan           Subject loan was originated under the Higher Priced [redacted] designation                                                                         Reviewer Comment (2023-06-23): Lender used the optional method of ignoring the odd period in the APR     06/23/2023                       1          B          A          C          A          B          A          C          A          B          A                OH        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Designation of Higher Priced [redacted] (APOR) does not match Due     however, based on fees testing the subject loan has tested as Safe Harbor                                                                          calculation per [redacted].                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Diligence Loan Designation of Safe Harbor [redacted] (APOR).          [redacted] (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please have the compliance department remove odd days as allowed by
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted], which should bring our APR together.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-16): This exception has been reviewed by [redacted] compliance department with this response:

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] fee added to the finance charges and the credit monitoring excluded from the finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                 The calculated APR of [redacted]% does not exceed the Safe Harbor [redacted] (APOR) threshold of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]%, which is [redacted]% plus APOR of [redacted]% from [redacted] (based on last rate set date of [redacted]).  Please note that there is no [redacted]fee on the [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): [redacted]: see the attached attestations, please add these fees to finance charge calc.
[redacted] [redacted] [redacted] 1635      28821338                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             Qualified Mortgage ([redacted] [redacted]): Originator Loan           [redacted] Risk due to excessive [redacted]. This exception will be cleared                                                                        Reviewer Comment (2023-06-27): Income reviewed and accepted. Exception cleared.                          06/27/2023                       1          B          A          C          A          B          A          C          A          B          A                WV        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Designation of Higher Priced [redacted] (APOR) does not match Due     when all [redacted] related exceptions are cleared.                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Diligence Loan Designation of [redacted] (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): The lender's income workbook did not come through. We will review once                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 it's sent in. Also, please confirm which is the correct current income stream and if the borrower is currently on assignment. Travel nursing is where we have the [redacted] from, but borrower appears to be on assignment with [redacted]. Who is the [redacted] in the borrower's employment history? If all of this is addressed on the workbook, we will review once it can be seen.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please see attached breakdown of income used. The borrower is a [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 employee. As such all of their [redacted] from each employer their [redacted] contracts them to has been considered and the [redacted] have been provided. Please review.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-16): Received the [redacted] [redacted] [redacted], have not received anything from [redacted] or a breakdown of the income used. Exception remains for clarification.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): The borrower is a [redacted] employee. Please see attached [redacted] for
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] as well as income calc.
[redacted] [redacted] [redacted] 1635      28821339                         Compliance Compliance    Federal       ATR/QM Defect  General [redacted] Provision Investor and [redacted] DTIs match and   General [redacted]: The [redacted] calculated in accordance with the  [redacted] is excessive due to the income used by the lender. The current                                                                          Reviewer Comment (2023-06-27): Income reviewed and accepted. Exception cleared.                          06/27/2023                       1          C          A          C          A          C          A          C          A          C          A                WV        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   both significantly exceed Guidelines                                  Lenders Guidelines and [redacted] of [redacted]% significantly        employment with [redacted] does not support the monthly base that was used                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        exceeds the guideline maximum of [redacted]%. ([redacted] Exception   based on YTD earnings. YTD income is less than half the amount considered                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        requires compelling compensating factors to consider regrading to     by the lender and does not support a [redacted] hour pay period. This would                                                                        Reviewer Comment (2023-06-22): The lender's income workbook did not come through. We will review once                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                        [redacted].)                                                          consistent with the borrower's employment type to have fluctuating hours,                                                                          it's sent in. Also, please confirm which is the correct current income stream and if the borrower is
                                                                                                                                                                                                                                                                              so an average would need to be considered. Housing allowance was seen on                                                                           currently on assignment. Travel nursing is where we have the [redacted] from, but borrower appears to be
                                                                                                                                                                                                                                                                              the [redacted], if this allowance was considered, please advise. Diligence                                                                         on assignment with [redacted]. Who is the [redacted] in the borrower's employment history? If all of
                                                                                                                                                                                                                                                                              was also missing the [redacted] [redacted] for this employer to do an                                                                              this is addressed on the workbook, we will review once it can be seen.
                                                                                                                                                                                                                                                                              average of the base (minus housing and meals).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please see attached breakdown of income used. The borrower is a [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 employee. As such all of their [redacted] from each employer their [redacted] contracts them to has been considered and the [redacted] have been provided. Please review.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-16): Received the [redacted] [redacted] [redacted], have not received anything from [redacted] or a breakdown of the income used. Exception remains for clarification.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): The borrower is a [redacted] employee. Please see attached [redacted] for
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] as well as income calc.
[redacted] [redacted] [redacted] 1635      28821340                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total [redacted] ratio                                                                           [redacted] is excessive due to income considered by the lender not being                                                                           Reviewer Comment (2023-06-27): Income reviewed and accepted. Exception cleared.                          06/27/2023                       1          C          A          C          A          C          A          C          A          C          A                WV        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                documented in the file.                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): The lender's income workbook did not come through. We will review once                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 it's sent in. Also, please confirm which is the correct current income stream and if the borrower is currently on assignment. Travel nursing is where we have the [redacted] from, but borrower appears to be on assignment with [redacted]. Who is the [redacted] in the borrower's employment history? If all of this is addressed on the workbook, we will review once it can be seen.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please see attached breakdown of income used. The borrower is a [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 employee. As such all of their [redacted] from each employer their [redacted] contracts them to has been considered and the [redacted] have been provided. Please review.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-16): Received the [redacted] [redacted] [redacted], have not received anything from [redacted] or a breakdown of the income used. Exception remains for clarification.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): The borrower is a [redacted] employee. Please see attached [redacted] for
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] as well as income calc.
[redacted] [redacted] [redacted] 1635      28821341                         Compliance Compliance    Federal       ATR/QM Defect  General [redacted] Provision Investor Guidelines Violation            General [redacted]: Based on the loan failing [redacted] or more      [redacted] Risk due to excessive [redacted]. This exception will be cleared                                                                        Reviewer Comment (2023-06-27): Income reviewed and accepted. Exception cleared.                          06/27/2023                       1          C          A          C          A          C          A          C          A          C          A                WV        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         guideline components, the loan is at [redacted] risk.                 when all [redacted] related exceptions are cleared.                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-23): Please see attached. The income is all categorized under traveling nurse and                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 the income comes from all employers she was contracted through. Please review to clear all waterfall exceptions.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): The lender's income workbook did not come through. We will review once it's sent in. Also, please confirm which is the correct current income stream and if the borrower is currently on assignment. Travel nursing is where we have the [redacted] from, but borrower appears to be on assignment with [redacted]. Who is the [redacted] in the borrower's employment history? If all of this is addressed on the workbook, we will review once it can be seen.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please see attached breakdown of income used. The borrower is a [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 employee. As such all of their [redacted] from each employer their [redacted] contracts them to has been considered and the [redacted] have been provided. Please review.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-16): Received the [redacted] [redacted] [redacted], have not received anything from [redacted] or a breakdown of the income used. Exception remains for clarification.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): The borrower is a [redacted] employee. Please see attached [redacted] for
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] as well as income calc.
[redacted] [redacted] [redacted] 1635      28821342                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The file was missing the [redacted] [redacted] or an executed [redacted]                                                                           Reviewer Comment (2023-06-27): Income reviewed and accepted. Exception cleared.                          06/27/2023                       1          C          A          C          A          C          A          C          A          C          A                WV        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 from the current employer to confirm [redacted] [redacted].                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-23): Please see attached. The income is all categorized under traveling                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] and the income comes from all employers she was contracted through.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-22): The lender's income workbook did not come through. We will review once it's sent in. Also, please confirm which is the correct current income stream and if the borrower is currently on assignment. Travel nursing is where we have the [redacted] from, but borrower appears to be on assignment with [redacted]. Who is the [redacted] in the borrower's employment history? If all of this is addressed on the workbook, we will review once it can be seen.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please see attached breakdown of income used. The borrower is a [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 employee. As such all of their [redacted] from each employer their [redacted] contracts them to has been considered and the [redacted] have been provided. Please review.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-16): Received the [redacted] [redacted]  [redacted], have not received anything from [redacted] or a breakdown of the income used. Exception remains for clarification.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): The borrower is a [redacted] employee. Please see attached [redacted] for
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] as well as income calc.
[redacted] [redacted] [redacted] 1637      28821347                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-06-15): .                                                                                                  06/15/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1637      28821348                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-15): .                                                                                                  06/15/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or  [redacted] APR of [redacted]% is equal to or greater                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 1638      28821351                         Compliance Compliance    Federal       TRID Defect    TRID [redacted] Percent Tolerance Violation Without Sufficient Cure   [redacted] Integrated Disclosure: [redacted] Percent Fee Tolerance    [redacted] Taxes were disclosed as $[redacted]on the Initial [redacted],                                                                           Reviewer Comment (2023-06-22): [redacted] received [redacted], [redacted], [redacted] & copy of                     06/22/2023            2          C          B          C          B          C          B          C          B          C          B                VA        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        B       A        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                   Provided                                                              exceeded for [redacted] Tax.  Fee Amount of $[redacted] exceeds       but disclosed as $[redacted] on the revised  [redacted] dated [redacted]                                                                           [redacted]                                                                                                                                                                                                                                                                                    Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD
                                                                                                                                                                                                        tolerance of $[redacted].  Insufficient or no cure was provided to    and on the [redacted]. [redacted] dated[redacted] disclosed the reason for                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        the borrower.                                                         the change as "Closing date updated" which is not a valid reason for the
                                                                                                                                                                                                                                                                              increase in [redacted] Taxes. Evidence of cure for the increase of                                                                                 Buyer Comment (2023-06-21): please see redisclosure with cure and new [redacted] forms attached. This
                                                                                                                                                                                                                                                                              $[redacted] was not provided.                                                                                                                      was mailed today and proof of delivery will be available tomorrow. [redacted] date will not expire until
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-21): [redacted] received [redacted],[redacted], Copy of [redacted] and
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. However, the tracking indicates label created, but package not been shipped. Proof of mailing required to cure the exception .

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-20): Please see redisclosure with cure attached. Once approved pending mailing, we will generate new [redacted] forms to cure the other exception as well
[redacted] [redacted] [redacted] 1638      28821352                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Subject [redacted] mortgage paid off an existing [redacted] mortgage. Right                                                                        Reviewer Comment (2023-07-03): All cure documentation received and the new rescission period has ended.             07/03/2023            2          C          B          C          B          C          B          C          B          C          B                VA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a [redacted] by a creditor that is not      to Cancel is on Form [redacted] however, the [redacted] verifies the                                                                               Exception cured.                                                                                                                                                                                                                                                                              Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             considered the original creditor. The [redacted] form was used, the   [redacted] lien mortgage was in the name of a different lender. Right to                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                   Incorrect,                                                                           [redacted] form should have been used.                                Cancel should be on Form [redacted].
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-06-29): Please clear/approve as the rescission period has expired and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-06-23): Received all cure documentation including evidence of delivery confirmed as [redacted]. Exception will be cured once the new rescission period ends.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): please see redisclosure with cure and new [redacted] forms attached. This was mailed today and proof of delivery will be available tomorrow. [redacted] date will not expire until
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]
[redacted] [redacted] [redacted] 1640      28821356                         Compliance Compliance    Federal       ATR/QM Defect  [redacted] Tax Return Recency - [redacted]                            General [redacted]: [redacted] Tax Returns - The business or personal Borrower was qualified with [redacted] income which was verified with the                                                                          Buyer Comment (2023-06-21): .                                                                                                  06/21/2023 2          B          B          B          B          B          B          B          B          B          B                PA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted] provided are not the most recent. Application Date         [redacted] and [redacted] business [redacted]. Subject loan closed on                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted],  Most Recent [redacted] End Date [redacted], [redacted]   [redacted] which is after the [redacted] business [redacted] filing                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Due Date [redacted].                                                  deadline of [redacted]. File is missing the [redacted] individual                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                                                                                                                                                                              [redacted]  , including [redacted].
[redacted] [redacted] [redacted] 1640      28821358                         Credit     Income /      Income        Missing        [redacted] Documents are missing.                                     - ___                                                                 File is missing the real estate Mortgage Statement, tax verification and                                                                           Reviewer Comment (2023-06-29): [redacted] dues provided, exception cleared.                              06/29/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Document                                                                                                                                                   insurance policy for this investment property. Upon receipt of the missing                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              property expense verifications, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-26): Please see attached [redacted] dues.                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-26): Mortgage statement provided shows escrowed, however, this property is in a [redacted]. Please upload evidence of [redacted] dues.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please see attached statement for this property.
[redacted] [redacted] [redacted] 1640      28821359                         Credit     Credit        Miscellaneous Guideline      Credit Exception:                                                                                                                           Lender to provide either the property history report confirming no current                                                                         Reviewer Comment (2023-06-26): [redacted] sold in [redacted]; [redacted] sold in [redacted]. Exception   06/26/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                                                                                                                                                                                                              ownership in the [redacted] [redacted] listed on the [redacted] [redacted]                                                                         cleared.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              and as addressed in the lender's approval, OR evidence of the PITIA and an                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              updated [redacted] including this property. Additional exceptions may                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                                                                                                                                                                              apply.                                                                                                                                             Buyer Comment (2023-06-21): Please see attached confirming both of these properties have been sold.
[redacted] [redacted] [redacted] 1647      28821373                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The borrower's most recent [redacted] are illegible. Upon receipt of the                                                                           Reviewer Comment (2023-06-16): Received the borrower's legible [redacted].                               06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 legible [redacted], additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): legible [redacted] attached                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 1655      28821391                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted] Non Compliant                                 Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-06-16): Received proof the borrower viewed the appraisal on [redacted].           06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or  [redacted] APR of [redacted]% is equal to or greater                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                        Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                               Buyer Comment (2023-06-15): please see attached
[redacted] [redacted] [redacted] 1655      28821392                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   [redacted] HPML Appraisal Rule ([redacted] [redacted]): Creditor did  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-06-16): Received proof the borrower viewed the appraisal on [redacted].           06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                not provide a copy of each valuation to applicant [redacted]          was provided a copy of the appraisal on [redacted] with an expected                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        ([redacted]) business days prior to consummation.                     received date of [redacted], which is not at least [redacted] business days                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              prior to closing on [redacted]. File is missing evidence of actual receipt                                                                         Buyer Comment (2023-06-15): please see attached
                                                                                                                                                                                                                                                                              by the borrower as required under the [redacted] HPML Appraisal Rule.
[redacted] [redacted] [redacted] 1658      28821400                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                     [redacted] for the borrower's employment dated [redacted] is [redacted]                                                                            Reviewer Comment (2023-06-16): Recertification provided, exception cleared.                              06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                business days from the Note dated [redacted]. File is missing a                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              [redacted]dated no more than [redacted] business days prior to the note                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              date as required by [redacted].                                                                                                                    Buyer Comment (2023-06-15): Please see attached recertification of employment completed on [redacted].                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 1658      28821401                         Credit     System        General       Appraisal      Valuation address does not match Note address.                        -                                                                     Property address reflected on the appraisal is [redacted] the property                                                                             Reviewer Comment (2023-06-16): Legal description matches. Exception cleared.                             06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                                   Reconciliation                                                                                                                                             address on the note of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): Please see attached as the legal description on the appraisal matches the                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 legal description from [redacted].
[redacted] [redacted] [redacted] 1659      28821404                         Compliance Compliance    Federal       TRID Defect    TRID Final [redacted] APR Inaccurate - Regular Transaction Timing     [redacted] Integrated Disclosure - Loan Calculations - APR disclosed  The calculated APR of [redacted]% is less than the APR on the final                                                                                Reviewer Comment (2023-06-19): Offset applied for [redacted] fee.                                        06/19/2023                       1          C          A          C          A          C          A          C          A          C          A                AL        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Without Waiver                                                        on final [redacted] [redacted] is inaccurate (off by more than        [redacted]of [redacted]% by [redacted]%. This variance is greater than                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]%) compared to actual APR at consummation.  Closing         .[redacted]%. APR fees considered by the lender do not match diligence                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disclosure not provided to Borrower at least three ([redacted])       calculations.                                                                                                                                      Buyer Comment (2023-06-16): Please include the [redacted] fee.                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                                                                                                        business days prior to closing.
[redacted] [redacted] [redacted] 1663      28821417                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-15): .                                                                                                  06/15/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or  [redacted] APR of [redacted]% is equal to or greater                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other
                                                                                                                                                                                                        Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1668      28821429                         Compliance Compliance    Federal       TILA Right-to- Notice of Right to Cancel Missing                                     Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                        Reviewer Comment (2023-06-19): Notice of Right to Cancel was provided for both borrowers. Exception      06/19/2023                       1          C          A          C          A          C          A          C          A          C          A                KS        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       A        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance    Cancel                                                                                                                                                                                                                                                                                                        cleared.                                                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other
                                                                                                                   Incorrect,
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-06-16): please see attached
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 1678      28821457                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             Qualified Mortgage ([redacted] [redacted]): Originator Loan           Subject loan was originated under the Higher Priced [redacted] designation                                                                         Reviewer Comment (2023-06-20): Offset provided for [redacted] and [redacted] Fees to include in finance  06/20/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Designation of Higher Priced [redacted] (APOR) does not match Due     however, based on fees testing the subject loan has tested as Safe Harbor                                                                          charge per [redacted]attestation on purpose of these fees.                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Diligence Loan Designation of Safe Harbor [redacted] (APOR).          [redacted] (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): [redacted]: See the attachments. They show that the appraisal fee at minimum should be included as a finance charge.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): [redacted]: See the attachments. They show that the [redacted] fee at minimum should be included as a finance charge.
[redacted] [redacted] [redacted] 1681      28821463                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel was issued on incorrect form.  Provide the following:                                                                              Reviewer Comment (2023-07-03): All cure documentation received and rescission period on new [redacted]              07/03/2023            2          C          B          C          B          C          B          C          B          C          B                AZ        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a [redacted] by a [redacted] that is not    [redacted], [redacted], and Re-open Rescission using the correct model                                                                             RTC has ended. Exception cured.                                                                                                                                                                                                                                                               Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             considered the original [redacted] . The [redacted] form was used,    form. [redacted] Form must be used as lender is not the same as originating                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                   Incorrect,                                                                           the [redacted] form should have been used.                            lender.
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-06-29): Please clear/approve as the rescission period has expired and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-06-22): Received all cure documentation as required and evidence of delivery has been confirmed as [redacted], however, this exception cannot be cleared until the end of the new rescission period. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please see [redacted] redisclosure attached

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-16): Received the original note for the [redacted] lien mortgage which cannot be used to clear this exception. The subject [redacted] mortgage paid off an existing [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 mortgage. Right to Cancel is on Form [redacted] however, the [redacted] Search verifies the [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 lien mortgage was in the name of a different lender. Right to Cancel should be on Form [redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): Recorded mortgage form the previous transaction is attached and shows
                                                                                                                                                                                                                                                                                                                                                                                                                                 "[redacted]" as the [redacted]on page [redacted]. [redacted] is the same company as [redacted], prior to us rebranding in [redacted]. This means it is a same lender transaction and the [redacted]is the correct rescission form to use
[redacted] [redacted] [redacted] 1685      28821471                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form [redacted] however, the [redacted] Search                                                                               Reviewer Comment (2023-07-10): Received the [redacted], [redacted] ([redacted]), and updated [redacted]             07/10/2023            2          C          B          C          B          C          B          C          B          C          B                TN        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a [redacted] by a [redacted] that is not    verifies the [redacted] lien mortgage is in the name of a different                                                                                RTC. Exception cured.                                                                                                                                                                                                                                                                         Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             considered the original [redacted] . The [redacted] form was used,    [redacted] . Right to Cancel should be on Form [redacted].                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                           the [redacted] form should have been used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-07-07): Please review.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-06-30): Received the [redacted], [redacted] ([redacted]), and updated [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. This exception can be cured after the new rescission period ends on [redacted] and will be followed up on by diligence at that time.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-27): [redacted]: see the attached redisclosure.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Tracking: [redacted]
[redacted] [redacted] [redacted] 1686      28821474                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-03): .                                                                                                  07/03/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or  [redacted] APR of [redacted]% is equal to or greater                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 1686      28821475                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan: Borrower not provided with    Borrower not provided with written disclosure of non-higher priced loans                                                                           Buyer Comment (2023-07-03): .                                                                                                  07/03/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided     written disclosure of non-higher priced loans otherwise qualified for that are available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Timely)                                                               prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1690      28821486                         Compliance Compliance    Federal       TRID Defect    TRID Final [redacted] APR Inaccurate - Regular Transaction Timing     [redacted] Integrated Disclosure - Loan Calculations - APR disclosed  Calculated APR of [redacted]% is less than the APR on the final                                                                                    Reviewer Comment (2023-06-16): [redacted] received lender attestation on purposse of [redacted] and      06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Without Waiver                                                        on final [redacted] [redacted] is inaccurate (off by more than        [redacted]of [redacted]% by [redacted]%. Variance is greater than                                                                                  included in finance charges, reason accepted to include                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]%) compared to actual [redacted] at consummation.           .[redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted] not provided to Borrower at least three ([redacted])                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                        business days prior to closing.                                                                                                                                                                                          Buyer Comment (2023-06-15): Please include [redacted] fee
[redacted] [redacted] [redacted] 1694      28821499                         Compliance Compliance    State         State HPML     (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML   [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-15): .                                                                                                  06/15/2023 2          B          B          B          B          B          B          B          B          B          B                OK        Primary    Refinance -   No obvious cure                                                            C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   Threshold)                                                            [redacted]% or  [redacted] APR of [redacted]% is equal to or greater                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 1694      28821500                         Compliance Compliance    Federal       TRID Defect    TRID Final [redacted] APR Inaccurate - Regular Transaction Timing     [redacted] Integrated Disclosure - Loan Calculations - APR disclosed  Based on fees charged on final [redacted], the calculated [redacted]was                                                                            Reviewer Comment (2023-06-26): [redacted] included [redacted] fee in finance charge calculations.        06/26/2023                       1          C          A          C          A          C          A          C          A          C          A                OK        Primary    Refinance -   TRID timing exception, no remediation available.                           C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   Without Waiver                                                        on final [redacted] [redacted] is inaccurate (off by more than        [redacted]% which is off by more than [redacted]% of the disclosed APR of                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]%) compared to actual [redacted] at consummation.           [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted] not provided to Borrower at least three ([redacted])                                                                                                                                                          Reviewer Comment (2023-06-22): [redacted] received [redacted] fee attestation that included in finance                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                        business days prior to closing.                                                                                                                                                                                          charge.  However, there is no [redacted] fee reflected with this file and Invoice from appraiser is for full appraisal amount with no [redacted] fee charged or broken out to be included in finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                 The following fees were included in the Finance charge calculation: Credit Montoring $[redacted],
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] , Discount [redacted], Origination $[redacted], MERS [redacted], prepaid Int $[redacted], Tax
                                                                                                                                                                                                                                                                                                                                                                                                                                 Cert $[redacted]and Title-Settlement Closing $[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): PLease see the attached attestation.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-15): In order for [redacted] compliance department to review this exception, the lender's [redacted] management company fee attestation is required, which has not be uploaded to the file as of [redacted]. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): Please see the Itemization of amount financed on page [redacted] of the loan file. The [redacted] managment fee is a finance charge and should be included in the calculation of APR.
[redacted] [redacted] [redacted] 1694      28821501                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             Qualified Mortgage ([redacted] [redacted]): Originator Loan           Calculated APR of [redacted]% is associated with loan designation of Safe                                                                          Reviewer Comment (2023-06-26): [redacted] included [redacted] fee in finance charge calculations.        06/26/2023                       1          B          A          C          A          B          A          C          A          B          A                OK        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Designation of Higher Priced [redacted] (APOR) does not match Due     Harbor [redacted](APOR)                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Diligence Loan Designation of Safe Harbor [redacted](APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): PLease see the attached attestation.                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-15): In order for [redacted] compliance department to review this exception, the lender's [redacted] management company fee attestation is required, which has not be uploaded to the file as of [redacted]. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): Please see the Itemization of amount financed on page [redacted] of the loan file. The [redacted] managment fee is a finance charge and should be included in the calculation of APR.
[redacted] [redacted] [redacted] 1697      28821508                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with                                                                                                                                                      Buyer Comment (2023-06-15): .                                                                                                  06/15/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.
[redacted] [redacted] [redacted] 1697      28821509                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-06-15): .                                                                                                  06/15/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or  [redacted] APR of [redacted]% is equal to or greater                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                        Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1699      28821541                         Compliance Compliance    Federal       TRID Defect    TRID [redacted] Percent Tolerance Violation Without Sufficient Cure   [redacted] Integrated Disclosure: [redacted] Percent Fee Tolerance    [redacted] Fee was disclosed as $[redacted]on the Initial [redacted], but                                                                          Reviewer Comment (2023-06-19): [redacted] Received Valid [redacted] dated [redacted].                    06/19/2023                       1          C          A          C          A          C          A          C          A          C          A                OR        Primary    Refinance -   Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof   C        A       A        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                   Provided                                                              exceeded for [redacted] Fee.  Fee Amount of $[redacted] exceeds       disclosed as $[redacted]on the Final [redacted] without a valid [redacted].                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    of Delivery, Copy of Refund Check, and Corrected CD
                                                                                                                                                                                                        tolerance of $[redacted].  Insufficient or no cure was provided to    Evidence of cure for the increase of $[redacted]was not provided.                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                                                                                                                        the borrower.                                                                                                                                                                                                            Buyer Comment (2023-06-19): please see attached
[redacted] [redacted] [redacted] 1700      28821513                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     File is missing the insurance policy and real estate tax verification for                                                                          Reviewer Comment (2023-07-10): Received the mortgage statement for this property which verified monthly  07/10/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        B       C        B      A          B          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Document                                                                                                                                                   this investment property which was noted to be owned free and clear. Upon                                                                          escrows of $[redacted].                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                              receipt of the missing property expense verifications additional conditions                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              may apply.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): [redacted]: See mortgage statement for home paid off by current loan. Loan was escrowed and prior to closing this is an effective way to know the cost of these items.
[redacted] [redacted] [redacted] 1700      28821515                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio           Calculated investor qualifying total debt ratio of ___ exceeds        Subject loan paid off the first mortgage for the borrower's investment      Borrower has    The borrower has        SitusAMC                       Reviewer Comment (2023-07-19): Client would like to downgrade DTI exception to [redacted] for following                        07/19/2023 2                     B                     B                     B                     B                     B                FL        Primary    Refinance -                                                                              C        B       C        B      A          B          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                discrepancy.                                                          Guideline total debt ratio of ___.                                    property. Mortgage statement was provided to verify monthly escrows of      been employed   residual income of                                     compensating factors:                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                     Guidelines                                                                                                                                                               $[redacted] which were not included in the 1008 DTI of [redacted]%. Adding  in the same     $[redacted].            SitusAMC                         [redacted] months consecutive mortgage payment history on [redacted] lien for subject property with no                                                                                                                                                                                      Other
                                                                                                     Discrepancy                                                                                                                                                              the escrows to the monthly debts increased the DTI to [redacted]%, which    industry for                                                           adverse marks
                                                                                                                                                                                                                                                                              exceeds the guideline maximum DTI of [redacted]%.                           more than                               SitusAMC                         [redacted] months consecutive mortgage payment history on [redacted] lien for second home with no
                                                                                                                                                                                                                                                                                                                                                          [redacted]                                                             adverse marks (and only [redacted] adverse mark since [redacted])
                                                                                                                                                                                                                                                                                                                                                          years.                                  SitusAMC,Originator,Aggregator   No adverse marks on any active installment or revolving credit account (aside from the one detailed above)
                                                                                                                                                                                                                                                                                                                                                          Borrower has                                                             Median qualifying FICO of [redacted]
                                                                                                                                                                                                                                                                                                                                                          worked in the                                                            Residual Income of $[redacted]
                                                                                                                                                                                                                                                                                                                                                          same position                                                            Client has been with same employer for over [redacted] yrs (since [redacted])
                                                                                                                                                                                                                                                                                                                                                          for more than                                                            CLTV of [redacted]%
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-19): EXCEPTION HISTORY - Exception Explanation was updated on [redacted] PRIOR
                                                                                                                                                                                                                                                                                                                                                          Borrower has                                                           Exception Explanation: Calculated investor qualifying total debt ratio of [redacted]% exceeds Guideline
                                                                                                                                                                                                                                                                                                                                                          owned the                                                              total debt ratio of [redacted]%.
                                                                                                                                                                                                                                                                                                                                                          subject
                                                                                                                                                                                                                                                                                                                                                          property for at
                                                                                                                                                                                                                                                                                                                                                          least                                                                  Reviewer Comment (2023-07-18): Client elects to downgrade with compensating factors.
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.

                                                                                                                                                                                                                                                                                                                                                          Borrower has
                                                                                                                                                                                                                                                                                                                                                          verified
                                                                                                                                                                                                                                                                                                                                                          disposable
                                                                                                                                                                                                                                                                                                                                                          income of at
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          $[redacted].
[redacted] [redacted] [redacted] 1700      28821516                         Compliance Compliance    Federal       ATR/QM Defect  General ATR Provision Investor and Non QM DTIs match and both         Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance  Subject loan paid off the first mortgage for the borrower's investment      Borrower has    The borrower has        SitusAMC,Originator,Aggregator Reviewer Comment (2023-07-19): Client would like to downgrade DTI exception to [redacted] for following                        07/18/2023 2                     B                     B                     B                     B                     B                FL        Primary    Refinance -                                                                              C        B       C        B      A          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   moderately exceed Guidelines                                          with the Lenders Guidelines and 1026.43(c)(5) of [redacted]%          property. Mortgage statement was provided to verify monthly escrows of      verified        residual income of                                     compensating factors:                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                        moderately exceeds the guideline maximum of [redacted]%. (DTI         $[redacted] which were not included in the 1008 DTI of [redacted]%. Adding  disposable      $[redacted].            SitusAMC                         [redacted] months consecutive mortgage payment history on first lien for subject property with no                                                                                                                                                                                           Other
                                                                                                                                                                                                        Exception is eligible to be regraded with compensating factors.)      the escrows to the monthly debts increased the DTI to [redacted]%, which    income of at                                                           adverse marks
                                                                                                                                                                                                                                                                              exceeds the guideline maximum DTI of [redacted]%.                           least                                   SitusAMC                         [redacted] months consecutive mortgage payment history on [redacted] lien for second home with no
                                                                                                                                                                                                                                                                                                                                                          $[redacted].                                                           adverse marks (and only [redacted] adverse mark since [redacted])
                                                                                                                                                                                                                                                                                                                                                                                                                                   No adverse marks on any active installment or revolving credit account (aside from the one detailed
                                                                                                                                                                                                                                                                                                                                                          Borrower has                                                           above)
                                                                                                                                                                                                                                                                                                                                                          owned the                                                                Median qualifying FICO of [redacted]
                                                                                                                                                                                                                                                                                                                                                          subject                                                                  Residual Income of $[redacted]
                                                                                                                                                                                                                                                                                                                                                          property for at
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [redacted]                                                             Reviewer Comment (2023-07-18): Client elects to wave with compensating factors.
                                                                                                                                                                                                                                                                                                                                                          years.

                                                                                                                                                                                                                                                                                                                                                          Borrower has                                                           Reviewer Comment (2023-07-18): Client elects to downgrade with compensating factors.
                                                                                                                                                                                                                                                                                                                                                          worked in the
                                                                                                                                                                                                                                                                                                                                                          same position
                                                                                                                                                                                                                                                                                                                                                          for more than
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.
[redacted] [redacted] [redacted] 1700      28821517                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Due to a DTI of [redacted]%, the subject loan designation is ATR Risk.                                                                             Reviewer Comment (2023-07-19): Client would like to downgrade DTI exception to [redacted] for following  07/18/2023                       1                     A                     A                     A                     A                     A                FL        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        B       C        B      A          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.                                                                                                                                                        compensating factors:                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                   [redacted] months consecutive mortgage payment history on first lien for subject property with no                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 adverse marks
                                                                                                                                                                                                                                                                                                                                                                                                                                   [redacted] months consecutive mortgage payment history on [redacted] lien for second home with no adverse marks (and only [redacted] adverse mark since [redacted])
                                                                                                                                                                                                                                                                                                                                                                                                                                   No adverse marks on any active installment or revolving credit account (aside from the one detailed above)
                                                                                                                                                                                                                                                                                                                                                                                                                                   Median qualifying FICO of [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                   Residual Income of $[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-18): Loan is Non-QM.
[redacted] [redacted] [redacted] 1700      28821518                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  Due to a DTI of [redacted]%, the subject loan is at ATR Risk.                                                                                      Reviewer Comment (2023-07-19): Client would like to downgrade DTI exception to [redacted] for following  07/18/2023                       1                     A                     A                     A                     A                     A                FL        Primary    Refinance -                                                                              C        B       C        B      A          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                                                                                                                                                                      compensating factors:                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                   [redacted] months consecutive mortgage payment history on first lien for subject property with no                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 adverse marks
                                                                                                                                                                                                                                                                                                                                                                                                                                   [redacted] months consecutive mortgage payment history on [redacted] lien for second home with no adverse marks (and only [redacted] adverse mark since [redacted])
                                                                                                                                                                                                                                                                                                                                                                                                                                   No adverse marks on any active installment or revolving credit account (aside from the one detailed above)
                                                                                                                                                                                                                                                                                                                                                                                                                                   Median qualifying FICO of [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                   Residual Income of $[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-18): Credit guideline exception regraded to [redacted] with comp factors.
[redacted] [redacted] [redacted] 1702      28821525                         Credit     Income /      Income        Missing        [redacted] Documents are missing.                                     - ___                                                                 The file was missing evidence of the breakdown of the mortgage payment for                                                                         Reviewer Comment (2023-06-19): [redacted] lien considered non-escrowed by the client. Exception cleared. 06/19/2023                       1          C          A          C          A          C          A          C          A          C          A                AL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Document                                                                                                                                                   the [redacted] lien. Please provide a mortgage statement or other                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              acceptable documentation for verification of P&I.                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-16): The borrower was qualified against the [redacted] payment in full as well as                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 for the attached [redacted] and [redacted] statement.
[redacted] [redacted] [redacted] 1706      28821503                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                                                                                                Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-06-16): Per [redacted] Mortgage's policy, no PDI is required.                                           06/16/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                                                                                                    inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                          disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                          pre-FEMA        end date. Date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                                                                                                          declaration of  disaster:[redacted]
                                                                                                                                                                                                                                                                                                                                                          disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 1714      28821553                         Credit     Insurance     Insurance     Insurance      Missing Document: Flood Insurance Policy not provided                                                                                       File is missing the Flood Insurance Policy to verify sufficient coverage                                                                           Reviewer Comment (2023-06-16): Flood insurance provided, exception cleared.                              06/16/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Documentation                                                                                                                                                            and the annual premium. Upon receipt of the missing Flood Insurance Policy,                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): [redacted]: see flood policy.                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 1720      28821545                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             [redacted]: Originator Loan Designation of Higher Priced QM           Actual last rate set date was [redacted] when there was an interest rate                                                                           Reviewer Comment (2023-06-22): Designation restated by the lender. Exception cleared.                    06/22/2023                       1          B          A          C          A          B          A          C          A          B          A                MN        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         [redacted] does not match Due Diligence Loan Designation of Safe      change. Testing used date of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Harbor QM [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-21): Please see updated QM Summary attached                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-16): This exception has been reviewed by [redacted] compliance department with this response:

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] fee added to the finance charges and the credit monitoring excluded from the finance charge, but this does not change the loan designation. The calculated [redacted] of [redacted]% does not exceed the Safe Harbor QM ([redacted]) threshold of [redacted]%, which is [redacted]% plus [redacted] of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% from [redacted] (based on last rate set date of [redacted]).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-15): [redacted] is incorrectly including the credit monitoring fee as a prepaid finance charge. Additionally, [redacted] included Appraisal Management Services fees - please see attestation letters attached and update as this impacts the [redacted]. Once updated we will review the rate set date
[redacted] [redacted] [redacted] 1720      28821546                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - [redacted]                    Ability to Repay / [redacted]: The initial Loan Designation provided  The updated Loan Designation of Safe Harbor QM ([redacted]) matches the Due                                                                        Buyer Comment (2023-06-23): .                                                                                                  06/23/2023 2                     A                     B                     B                     B                     A                MN        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         did not match, however, the updated Loan Designation of Safe Harbor   Diligence Loan Designation of Safe Harbor [redacted] ([redacted]).                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        QM (APOR) matches the Due Diligence Loan Designation of Safe Harbor   Exception is informational only.                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 1722      28821562                         Credit     Loan Package  Application / Loan Package   HOA Error: Subject is located in a project and HOA Information was    -                                                                     PUD Rider was signed at closing which confirms the subject is in a PUD;                                                                            Reviewer Comment (2023-06-20): Received a corrected appraisal that now reflects the subject property is  06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                DE        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  not provided.                                                                                                                               appraisal did not confirm PUD status or HOA dues. Please provide evidence                                                                          a PUD with [redacted] HOA dues of $[redacted].                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              of HOA dues, or confirmation that the subject is in a voluntary PUD with                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              [redacted] HOA dues.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-20): Please see the attached appraisal addendum confirming the [redacted] dues and [redacted] as [redacted].
[redacted] [redacted] [redacted] 1726      28821582                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure APR Inaccurate - Regular Transaction    [redacted] Integrated Disclosure - Loan Calculations - [redacted]     The calculated [redacted] is [redacted]%; the [redacted] on the final CD is                                                                        Reviewer Comment (2023-06-26): [redacted] received lender attestation on purpose of [redacted] fee and   06/26/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Timing Without Waiver                                                 disclosed on [redacted] [redacted] is inaccurate (off by more than    [redacted]%. Variance of [redacted]% is greater than [redacted]%.                                                                                  not finance charge.                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]%) compared to actual [redacted] at consummation.  Closing                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disclosure not provided to Borrower at least [redacted] business days                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                        prior to closing.                                                                                                                                                                                                        Buyer Comment (2023-06-23): [redacted]: See the attached attestations.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-19): The [redacted]% is what diligence has calculated as the [redacted], which is a [redacted]% variance from the final CD [redacted] of [redacted]%. The variance is > [redacted]%. If additional fees should be included in the [redacted] to attempt to bridge this gap, please provide the attestation(s) for the same. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-16): Initial CD disclosed [redacted] had [redacted] of [redacted] and final CD disclosed [redacted] had [redacted] of [redacted], this is a [redacted] diff which is not greater than
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 Closing took place [redacted] and we meet mailbox timing. Unable to locate a CD with [redacted] of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% as referenced in the exception
[redacted] [redacted] [redacted] 1728      28821588                         Compliance Compliance    State         State HPML     [redacted] Threshold Test Compliant                                   [redacted]: [redacted] on subject loan of [redacted]% or Final                                                                                                                                                           Buyer Comment (2023-06-16): .                                                                                                  06/16/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         Disclosure [redacted] of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        threshold of [redacted] [redacted]% + [redacted]%, or [redacted]%                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                        Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1729      28821590                         Compliance Compliance    Federal       Federal HPML   Federal [redacted] Non Compliant                                      [redacted]: [redacted] on subject loan of [redacted]% or Final                                                                                                                                                           Reviewer Comment (2023-06-20): Borrower receipt of appraisal was provided. Exception cleared.            06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         Disclosure [redacted] of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        threshold of [redacted] [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                               Buyer Comment (2023-06-19): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.
[redacted] [redacted] [redacted] 1729      28821591                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   [redacted]: Creditor did not provide a copy of each valuation to      Verification of earlier borrower receipt of the appraisal was missing from                                                                         Reviewer Comment (2023-06-20): Borrower receipt of appraisal was provided. Exception cleared.            06/20/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                applicant [redacted] business days prior to consummation.             the file.                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-06-19): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.
[redacted] [redacted] [redacted] 1735      28821603                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel was issued on incorrect form. Provide the following: Letter                                                                        Buyer Comment (2023-06-16): .                                                                                                  06/16/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       C        B      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           the proper Model Form for a refinancing by the same creditor. The     of explanation to the borrower, proof of delivery, and re-open rescission                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             [redacted] form was used, the [redacted] form should have been used.  using the correct model form. [redacted] Form must be used as lender is the                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                 same as originating lender.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 1735      28821604                         Credit     Loan Package  Application / Loan Package   [redacted] Issue: The subject property is located in a [redacted]     Disaster Name: ___                                                                                                                                Property        Property inspected post SitusAMC,Originator            Reviewer Comment (2023-06-16): Per [redacted]'s policy, no [redacted] is required.                                             06/16/2023 2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      B          B          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                                                                                                    inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                          disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                          pre-FEMA        end date. Date of                                      Reviewer Comment (2023-06-15): Per [redacted]'s policy, no [redacted] is required.                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                                                                                                                                                                                                                                                          declaration of  disaster:[redacted]
                                                                                                                                                                                                                                                                                                                                                          disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 1736      28821607                         Compliance Compliance    State         State HPML     [redacted] Threshold Test Compliant                                   [redacted]: [redacted] on subject loan of [redacted]% or Final                                                                                                                                                           Buyer Comment (2023-06-19): .                                                                                                  06/19/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Disclosure [redacted] of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        threshold of [redacted] [redacted]% + [redacted]%, or [redacted]%                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 1739      28821614                         Credit     Loan Package  Application / Loan Package   [redacted] Issue: The subject property is located in a [redacted]     Disaster Name: ___                                                                                                                                Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-06-15): Per [redacted]'s policy, no [redacted] is required.                                             06/15/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                                                                                                    inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                          disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                          pre-FEMA        end date. Date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                                                                                                          declaration of  disaster:[redacted]
                                                                                                                                                                                                                                                                                                                                                          disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 1751      28889451                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1752      28889446                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): Seller acknowledges the exception. This exception is for informational                          06/26/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1753      28889453                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): Seller acknowledges the exception. This exception is for informational                          06/26/2023 2          A          A          A          A          A          A          A          A          A          A                WV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1754      28889463                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                WV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1755      28889466                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1756      28889456                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): Seller acknowledges the exception. This exception is for informational                          06/26/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1756      28889458                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]:  Borrower not provided with written disclosure of non-    Subject loan has tested as a [redacted] Loan. File is missing the written                                                                          Buyer Comment (2023-06-27): .                                                                                                  06/27/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    higher priced loans otherwise qualified for.                          disclosure of non-higher priced loans that are available and for which the                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                                                                                              borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                                            Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1756      28889459                         Compliance Compliance    State         State HPML     [redacted] Threshold Test Non-Compliant                               [redacted]: [redacted] on subject loan of [redacted]% or Final                                                                                                                                                           Buyer Comment (2023-06-27): .                                                                                                  06/27/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Disclosure [redacted] of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        threshold of [redacted] [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 1757      28889464                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-28): Seller acknowledges the exception. This exception is for informational                          09/28/2023 3          A          A          A          A          A          A          A          A          A          A                ME        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1758      28889483                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1759      28889488                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1760      28889470                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-21): Seller acknowledges the exception. This exception is for informational                          06/21/2023 2          A          A          A          A          A          A          A          A          A          A                WV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1761      28889474                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): Seller acknowledges the exception. This exception is for informational                          06/26/2023 2          A          A          A          A          A          A          A          A          A          A                WV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1762      28889477                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-23): Seller acknowledges the exception. This exception is for informational                          06/23/2023 2          A          A          A          A          A          A          A          A          A          A                VT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1763      28889493                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): Seller acknowledges the exception. This exception is for informational                          06/26/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1764      28889480                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1765      28889495                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-26): Seller acknowledges the exception. This exception is for informational                          06/26/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1766      28889489                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-22): Seller acknowledges the exception. This exception is for informational                          06/22/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1767      28889499                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                IA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1768      28889506                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1769      28889502                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1770      28889508                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1770      28889511                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]:  Borrower not provided with written disclosure of non-    Subject loan has tested as a [redacted] Loan. File is missing the written                                                                          Buyer Comment (2023-07-06): .                                                                                                  07/06/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    higher priced loans otherwise qualified for.                          disclosure of non-higher priced loans that are available and for which the                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                                                                                              borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                                            Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1770      28889513                         Compliance Compliance    State         State HPML     [redacted] Threshold Test Non-Compliant                               [redacted]: [redacted] on subject loan of [redacted]% or Final                                                                                                                                                           Buyer Comment (2023-07-06): .                                                                                                  07/06/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Disclosure [redacted] of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        threshold of [redacted] [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 1771      28889514                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-06-27): Seller acknowledges the exception. This exception is for informational                          06/27/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1772      28889518                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1773      28889521                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-03): Seller acknowledges the exception. This exception is for informational                          07/03/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1774      28889529                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-03): Seller acknowledges the exception. This exception is for informational                          07/03/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1775      28889531                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-03): Seller acknowledges the exception. This exception is for informational                          07/03/2023 2          A          A          A          A          A          A          A          A          A          A                SD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1776      28889525                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1777      28889535                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1777      28889538                         Credit     Credit        Credit        Guideline      Public Record Issue:                                                  -                                                                     Credit report reported a non-medical collection account reported on                                                                                Buyer Comment (2023-07-18): .                                                                                                  07/18/2023 2          B          B          B          B          B          B          B          B          B          B                NC        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Eligibility                                                                                                                                                              [redacted] with a balance of $[redacted]. Per [redacted] guidelines, a                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              collection account with a balance greater than $[redacted] must be paid off                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              at or prior to closing. This account was not paid off at closing and file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                              is missing proof the collection account was paid prior to closing.
[redacted] [redacted] [redacted] 1778      28889540                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-03): Seller acknowledges the exception. This exception is for informational                          07/03/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1779      28889542                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-03): Seller acknowledges the exception. This exception is for informational                          07/03/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1779      28889546                         Credit     Loan Package  Application / Loan Package   [redacted] Issue: The subject property is located in a [redacted]     Disaster Name: ___                                                                                                                                Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-07-03): Per [redacted]'s policy, no [redacted] is required.                                             07/03/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                                                                                                    inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                          disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                          pre-FEMA        end date. Date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                                                                                                          declaration of  disaster:[redacted]
                                                                                                                                                                                                                                                                                                                                                          disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 1780      28889548                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-03): Seller acknowledges the exception. This exception is for informational                          07/03/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1781      28889551                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-03): Seller acknowledges the exception. This exception is for informational                          07/03/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1782      28889553                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-03): Seller acknowledges the exception. This exception is for informational                          07/03/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1782      28889556                         Compliance Compliance    State         State HPML     [redacted] Threshold Test Compliant                                   [redacted]: [redacted] on subject loan of [redacted]% or Final                                                                                                                                                           Buyer Comment (2023-07-06): Seller acknowledges the exception, no change to grading.                                           07/06/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Disclosure [redacted] of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        threshold of [redacted] [redacted]% + [redacted]%, or [redacted]%                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 1783      28889558                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-03): Seller acknowledges the exception. This exception is for informational                          07/03/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1784      28889561                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1785      28889560                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1786      28889568                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-03): Seller acknowledges the exception. This exception is for informational                          07/03/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1787      28889565                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1788      28889570                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1789      28889574                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1790      28889578                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1791      28889581                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                HI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1792      28889583                         Credit     Insurance     Insurance     Insurance      Missing Document: Flood Insurance Policy not provided                                                                                       File is missing the [redacted] Insurance Policy to verify sufficient                                                                               Reviewer Comment (2023-07-10): Evidence of flood insurance provided, exception cleared.                  07/10/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Documentation                                                                                                                                                            coverage and the annual premium. Upon receipt of the missing Flood                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              Insurance Policy, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-06): [redacted] policy attached                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 1792      28889584                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1793      28889588                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1793      28889592                         Compliance Compliance    State         Misc. State    Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home [redacted]: Acknowledgement of Receipt of Home Mortgage Loan          The Acknowledgement of Receipt of Home Mortgage Loan Information Document                                                                          Buyer Comment (2023-07-06): .                                                                                                  07/06/2023 2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          Mortgage Loan Information Document Not Received Timely)               Information Document not received by borrower within [redacted]       is dated and acknowledged by the borrower on [redacted] which is not within                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        business days of application.                                         [redacted] business days of the application date of [redacted].                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1794      28889587                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1795      28889602                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1796      28889594                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                AK        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1796      28889597                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     File is missing the real estate verification and insurance policy for this                                                                         Reviewer Comment (2023-07-11): Received a [redacted] report to verify this property was not listed under 07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                AK        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Document                                                                                                                                                   property to verify the monthly loss of -$[redacted] disclosed on the Final                                                                         the borrowers names and a corrected Final [redacted] with no other properties disclosed.                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              [redacted]. Upon receipt of the missing property expense verifications,                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): [redacted]: see the attached updated [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-10): If there are no other [redacted], please provide a revised [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 removing the [redacted] with $[redacted] payment that's listed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-07): [redacted]: [redacted] history shows no other owned [redacted].
[redacted] [redacted] [redacted] 1797      28889599                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1798      28889604                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1798      28889608                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The LOE from the [redacted] employer was not dated, diligence is unable to                                                                         Reviewer Comment (2023-07-21): Received a current [redacted] letter from the company the borrower is     07/21/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 determine timing compliance. Please provide evidence of when the [redacted]                                                                        [redacted] contracted for to verify the borrower's still self-employed through this company.                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              verification was obtained for further review. Internal documentation that                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              confirms receipt of that employment letter is acceptable.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-21): please see updated [redacted] verification letter attached which confirms the first letter was completed prior to closing on [redacted]
[redacted] [redacted] [redacted] 1799      28889610                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1800      28889613                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1801      28889616                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1802      28889618                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                HI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1803      28889622                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1804      28889625                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1805      28889627                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1806      28889628                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1807      28889633                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1808      28889636                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1809      28889640                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1810      28889648                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1811      28889650                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1812      28889656                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1813      28889659                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1814      28889667                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1815      28889661                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1816      28889664                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1817      28889670                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1818      28889673                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1818      28889674                         Compliance Compliance    Federal       Federal HPML   Federal [redacted] Compliant                                          [redacted]: [redacted] on subject loan of [redacted]% or Final                                                                                                                                                           Reviewer Comment (2023-07-14): This exception has been reviewed by [redacted] with this response:        07/14/2023                       1          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         Disclosure [redacted] of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        threshold of [redacted] [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                       The [redacted] referenced in the prior ticket indicates that in cases where a creditor sets the interest                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Compliant [redacted].                                                                                                                                                                                                    rate initially and then re-sets it at a different level before consummation, the creditor should use the                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 last date the interest rate was set before consummation. This commentary supports using the initial rate lock date in cases where the rate was not re-set at a different level before consummation.

                                                                                                                                                                                                                                                                                                                                                                                                                                 That said, [redacted] agrees that for the subject loan, [redacted] may be considered the Last Date Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                 Set based on [redacted] Commentary stating that the relevant date is the date the financial institution exercises discretion in setting the rate for the final time before final action is taken and that the same rule applies when a rate-lock agreement is extended and the rate is reset at the same rate, regardless of whether market rates have increased, decreased, or remained the same since the initial rate was set.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-11): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception Detail: [redacted] Loan: APR on subject loan of [redacted]% or Final Disclosure APR of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]% is equal to or greater than the threshold of [redacted] [redacted]% + [redacted]%, or
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]%.  Compliant Higher Priced Mortgage Loan.
[redacted] [redacted] [redacted] 1818      28889675                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             Qualified Mortgage ([redacted]): Originator Loan Designation of Safe  Subject loan was originated under the Safe Harbor QM ([redacted])                                                                                  Reviewer Comment (2023-07-14): This exception has been reviewed by [redacted] with this response:        07/14/2023                       1          B          A          C          A          B          A          C          A          B          A                IN        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         Harbor QM [redacted] does not match Due Diligence Loan Designation of designation however, based on fees testing the subject loan has tested as                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Higher Priced QM [redacted].                                          Higher Priced QM ([redacted]).                                                                                                                     The [redacted] Commentary referenced in the prior ticket indicates that in cases where a creditor sets                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 the interest rate initially and then re-sets it at a different level before consummation, the creditor                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 should use the last date the interest rate was set before consummation. This commentary supports using the initial rate lock date in cases where the rate was not re-set at a different level before consummation.

                                                                                                                                                                                                                                                                                                                                                                                                                                 That said, [redacted] agrees that for the subject loan, [redacted] may be considered the Last Date Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                 Set based on [redacted] Commentary stating that the relevant date is the date the financial institution exercises discretion in setting the rate for the final time before final action is taken and that the same rule applies when a rate-lock agreement is extended and the rate is reset at the same rate, regardless of whether market rates have increased, decreased, or remained the same since the initial rate was set.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-12): [redacted] interpretation of the guideline is incorrect. The sentence stating "sometimes it resets at a different level" is being used as an example and the key word in that sentence is "sometimes" - meaning it is not the rule. The fact is the rate expired on [redacted] and a new rate lock occurred on [redacted], as the client did not provide the documents on time (verbiage of rate expiring due to missing documentation can be found on the interest rate disclosure). While the rate remained the same, a rate lock occurred on [redacted]. Below is a screen shot of the regulation that clearly states "the creditor should use the last date the interest rate is set prior to consummation".
                                                                                                                                                                                                                                                                                                                                                                                                                                 Note it says [redacted], not changed (as [redacted] believes). [redacted] was the last date the interest rate was [redacted] prior to consummation. [redacted] is the correct rate lock date and our designation is correct.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-11): This exception has been reviewed by [redacted] with this response:

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] commentary suggests the Last Date Rate Set would be the last date the rate is set before consummation only if the creditor "resets it [interest rate] at a different level" after initial rate lock.

                                                                                                                                                                                                                                                                                                                                                                                                                                 See reference [redacted] - Comment [redacted])-[redacted] and [redacted] - Comment [redacted]-
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]):

                                                                                                                                                                                                                                                                                                                                                                                                                                 Rate set. A transaction's [redacted] percentage rate is compared to the [redacted] prime offer rate as of the date the transaction's interest rate is set (or "locked") before consummation. Sometimes a creditor sets the interest rate initially and then re-sets it at a different level before consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                 The creditor should use the [redacted] date the interest rate is set before consummation.

                                                                                                                                                                                                                                                                                                                                                                                                                                 As a result, Rate Set Date under [redacted] would look to the [redacted] date as this was the last date rate was set with no change to rate between this time and closing. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): Please review as the initial rate lock expired on [redacted], an extension was required even though the rate did not change this resets the rate set date.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-10): The [redacted] fee has been added to the APR, however, diligence already had testing reflected as higher priced [redacted] ([redacted]) so there's no change by adding fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please note there were no changes to the rate after lock, so our index date is [redacted]. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-07): Please see attached attestation to include the appraisal management services fee to align [redacted] designation.
[redacted] [redacted] [redacted] 1819      28889676                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1819      28889679                         Compliance Compliance    State         State HPML     [redacted] Threshold Test Compliant                                   [redacted]: [redacted] on subject loan of [redacted]% or Final                                                                                                                                                           Buyer Comment (2023-07-07): Seller acknowledges the exception, no change to grading                                            07/07/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Disclosure [redacted] of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        threshold of [redacted] [redacted]% + [redacted]%, or [redacted]%                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 1820      28889681                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                HI        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1820      28889682                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     The lender qualified with a large additional payment on this property.                                                                             Reviewer Comment (2023-07-18): Received the first [redacted] pages on an appraisal for this property to  07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                HI        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Document                                                                                                                                                   [redacted] is verified as paid by the [redacted] lien and no [redacted]                                                                            verify the monthly [redacted] dues of $[redacted].                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              liens are on credit, however, evidence of [redacted] dues could not be                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              located in the file. If this additional $[redacted] is [redacted], please                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                              provide evidence of the same.                                                                                                                      Buyer Comment (2023-07-18): [redacted]: providing appraisal for home.
[redacted] [redacted] [redacted] 1821      28889688                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1822      28889685                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1822      28889687                         Compliance Compliance    State         State HPML     [redacted] Threshold Test Compliant                                   [redacted]: [redacted] on subject loan of [redacted]% or Final                                                                                                                                                           Buyer Comment (2023-07-07): Seller acknowledges the exception, no change to grading                                            07/07/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Disclosure [redacted] of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        threshold of [redacted] [redacted]% + [redacted]%, or [redacted]%                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 1823      28889693                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1824      28889698                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1825      28889701                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1826      28889704                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1827      28889710                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1828      28889707                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1829      28889713                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1829      28889714                         Credit     Loan Package  Application / Loan Package   [redacted] Issue: The subject property is located in a [redacted]     Disaster Name: ___                                                    Most recent property inspection report is after the [redacted] (SEVERE      Property        Property inspected post SitusAMC,Originator            Reviewer Comment (2023-07-05): The appraisal was performed after disaster start date.  PDI not required                        07/05/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  that does not have a declared end date.                               Disaster Declaration Date: ___                                        WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES, AND MUDSLIDES)    inspected post  disaster but [redacted]                                per client guides.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              but before the disaster end date of [redacted]. File is missing a property  disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              inspection dated after the disaster declaration end date, or the lender's   [redacted]      end date. Date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                              Rep and Warranty attestation along with visible confirmation that the       declaration of  disaster:[redacted]
                                                                                                                                                                                                                                                                              subject property was not damaged.                                           disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 1829      28889715                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    [redacted] Act:  Subject loan transaction disbursed on [redacted],    Mortgage was notarized on [redacted]. The subject loan disbursed on                                                                                Reviewer Comment (2023-07-10): File supports evidence that the loan consummated on [redacted].  File     07/10/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Cancel         Transaction Date                                                      prior to [redacted] business days from transaction date of            [redacted] prior to the expected expiration date of [redacted] and the                                                                             disbursed on [redacted] which is [redacted] business days from transaction date of [redacted].                                                                                                                                                                                                Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             [redacted].                                                           eligible disbursement date of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-07-07): [redacted]: The mortgage had to be resigned because the first one wasn't
                                                                                                                   and/or                                                                                                                                                                                                                                                                                                        notarized. The client actually closed on [redacted] (see attachment dated [redacted]), and the recission
                                                                                                                   provided on                                                                                                                                                                                                                                                                                                   period given to them was sufficient.
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 1829      28889716                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      [redacted] Act:  Actual Date(s) on Notice of [redacted] occurs prior  Mortgage was notarized on [redacted]. The subject loan disbursed on                                                                                Reviewer Comment (2023-07-10): File supports evidence that the loan consummated on [redacted].  File     07/10/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       B        B      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Cancel         Disbursement Date                                                     to expected date(s).                                                  [redacted] prior to the expected expiration date of [redacted] and the                                                                             disbursed on [redacted] which is [redacted] business days from transaction date of [redacted].                                                                                                                                                                                                Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                                                                                                   eligible disbursement date of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-07-07): [redacted]: The mortgage had to be resigned because the first one wasn't
                                                                                                                   and/or                                                                                                                                                                                                                                                                                                        notarized. The client actually closed on [redacted] (see attachment dated [redacted]), and the recission
                                                                                                                   provided on                                                                                                                                                                                                                                                                                                   period given to them was sufficient.
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 1830      28889718                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1830      28889720                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]:  Borrower not provided with written disclosure of non-    Subject loan has tested as a [redacted]. File is missing the written                                                                               Buyer Comment (2023-07-07): .                                                                                                  07/07/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    higher priced loans otherwise qualified for.                          disclosure of non-higher priced loans that are available and for which the                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                                                                                              borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                                            Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1830      28889721                         Compliance Compliance    State         State HPML     [redacted] Threshold Test Non-Compliant                               [redacted]: [redacted] on subject loan of [redacted]% or Final                                                                                                                                                           Buyer Comment (2023-07-07): .                                                                                                  07/07/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Disclosure [redacted] of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        threshold of [redacted] [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 1831      28889724                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                HI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1832      28889735                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1833      28889728                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1833      28889731                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [redacted]                             Qualified Mortgage ([redacted]): Originator Loan Designation of       Due to missing a breakdown of the bonus and overtime incomes and missing                                                                           Reviewer Comment (2023-07-24): [redacted] month pay history with corresponding bank statements and LOE   07/24/2023                       1          B          A          C          A          B          A          C          A          B          A                ME        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted] does not match Due Diligence Loan Designation of QM        documentation to verify the exclusion of [redacted] student loan payments                                                                          from the paying party provided. Exception cleared.                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted] Risk.                                                      and a DTI of [redacted]%, the subject loan designation is QM ([redacted])                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-21): The payment history provided covers the full [redacted] months as required from the responsible party [redacted], [redacted] from [redacted] is attached. Moever, the payment history corresponds to the provided [redacted] bank statements and reflects the history covering
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] through [redacted]. Payments made in excess of the amounts listed on the credit report are negligible as clients often pay additional amounts on their loan to reduce the principal balance, minimum payments on the credit report have been met and no delinquencies are reflected.[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 payments were made in [redacted] of [redacted] totaling $[redacted] ($[redacted]  [redacted]) one of which can be counted toward [redacted] of [redacted] which adds the [redacted] payment on [redacted] for
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted].  Please review to clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-12): Upon further review, the overtime and bonus incomes have been added back.
                                                                                                                                                                                                                                                                                                                                                                                                                                 DTI is now [redacted]%. For the [redacted] student loan payments, the credit report reported the following student loans that were excluded

                                                                                                                                                                                                                                                                                                                                                                                                                                 #[redacted] - $[redacted] payment
                                                                                                                                                                                                                                                                                                                                                                                                                                 #[redacted] - $[redacted] payment
                                                                                                                                                                                                                                                                                                                                                                                                                                 #[redacted] - $[redacted] payment

                                                                                                                                                                                                                                                                                                                                                                                                                                 These [redacted] payments total $[redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 File only contains [redacted] pages of a [redacted] page payment history for [redacted] however, none of the pages have account numbers or the borrower's name. The payments do not match the payments reported on the credit report and file is missing a letter from the student loan servicer to explain the breakdown of all [redacted] payments.

                                                                                                                                                                                                                                                                                                                                                                                                                                 The bank statements in the name of the other party have been thoroughly reviewed and none of the statements have the [redacted] payments reported on the credit report deducted. The following payments are being paid from this account however, it cannot be verified if a portion or all of the payments are being applied to the [redacted] excluded student loans.

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] ([redacted] months verified):
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] ([redacted] months verified):
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 The DTI exceptions remain.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-12): Year end paystubs or a WVOE are not required as base can be backed out of the W2 amounts leaving the variable pay portion. This meets document requirement guidelines for this product. Also, please review the bank statements for the payments to [redacted] Loan Payments as these confirm the debts are paid by someone other than the client.
[redacted] [redacted] [redacted] 1833      28889732                         Compliance Compliance    Federal       ATR/QM Defect  General [redacted] Provision Investor and [redacted] match and both   General QM: The DTI calculated in accordance with the Lenders         Borrower was qualified with base income along with overtime income of                                                                              Reviewer Comment (2023-07-24): [redacted] month pay history with corresponding bank statements and LOE   07/24/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   significantly exceed Guidelines                                       Guidelines and [redacted] of [redacted]% significantly exceeds the    $[redacted] and bonus income of $[redacted] and a DTI of [redacted]%                                                                               from the paying party provided. Exception cleared.                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        guideline maximum of [redacted]%. (DTI Exception requires compelling  however, the incomes were only verified with a [redacted] paystub and                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        compensating factors to consider regrading to [redacted].)            [redacted] and [redacted] [redacted]'s. File is missing a [redacted] or the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                              most recent year-end paystub(s) to verify the breakdown of each income.                                                                            Buyer Comment (2023-07-21): The payment history provided covers the full [redacted] months as required
                                                                                                                                                                                                                                                                              Therefore, the bonus and overtime incomes have been excluded resulting in a                                                                        from the responsible party [redacted], LOX from [redacted] is attached. Moever, the payment history
                                                                                                                                                                                                                                                                              DTI of [redacted]%.                                                                                                                                corresponds to the provided [redacted] bank statements and reflects the history covering [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 through [redacted]. Payments made in excess of the amounts listed on the credit report are negligible as
                                                                                                                                                                                                                                                                              In addition, the borrower was qualified without [redacted] student loan                                                                            clients often pay additional amounts on their loan to reduce the principal balance, minimum payments on
                                                                                                                                                                                                                                                                              payments of $[redacted], $[redacted] and $[redacted] and notes on the                                                                              the credit report have been met and no delinquencies are reflected.[redacted] payments were made in
                                                                                                                                                                                                                                                                              [redacted] state these student loan payments were being paid by the co-                                                                            [redacted] of [redacted] totaling $[redacted] ($[redacted]  [redacted]) one of which can be counted
                                                                                                                                                                                                                                                                              owner. File contains [redacted] months of bank statements in the name of                                                                           toward [redacted] of [redacted] which adds the [redacted] payment on [redacted] for $[redacted].  Please
                                                                                                                                                                                                                                                                              the other party however, the statements do not verify the [redacted]                                                                               review to clear.
                                                                                                                                                                                                                                                                              excluded payments. File also contains a pay history from a student loan company which does not verify the account name, account numbers and the
                                                                                                                                                                                                                                                                              amounts do not match the payments reported on the credit report. These                                                                             Reviewer Comment (2023-07-12): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR
                                                                                                                                                                                                                                                                              [redacted] payments have been added back which further increased the DTI to                                                                        Exception Detail: General QM: The DTI calculated in accordance with the Lenders Guidelines and
                                                                                                                                                                                                                                                                              [redacted]%.                                                                                                                                       [redacted] of [redacted]% significantly exceeds the guideline maximum of [redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to [redacted].)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-12): Upon further review, the overtime and bonus incomes have been added back.
                                                                                                                                                                                                                                                                                                                                                                                                                                 DTI is now [redacted]%. For the [redacted] student loan payments, the credit report reported the following student loans that were excluded

                                                                                                                                                                                                                                                                                                                                                                                                                                 #[redacted] - $[redacted] payment
                                                                                                                                                                                                                                                                                                                                                                                                                                 #[redacted] - $[redacted] payment
                                                                                                                                                                                                                                                                                                                                                                                                                                 #[redacted] - $[redacted] payment

                                                                                                                                                                                                                                                                                                                                                                                                                                 These [redacted] payments total $[redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 File only contains [redacted] pages of a [redacted] page payment history for [redacted] however, none of the pages have account numbers or the borrower's name. The payments do not match the payments reported on the credit report and file is missing a letter from the student loan servicer to explain the breakdown of all [redacted] payments.

                                                                                                                                                                                                                                                                                                                                                                                                                                 The bank statements in the name of the other party have been thoroughly reviewed and none of the statements have the [redacted] payments reported on the credit report deducted. The following payments are being paid from this account however, it cannot be verified if a portion or all of the payments are being applied to the [redacted] excluded student loans.

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] ([redacted] months verified):
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] ([redacted] months verified):
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 The DTI exceptions remain.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-12): Year end paystubs or a WVOE are not required as base can be backed out of the W2 amounts leaving the variable pay portion. This meets document requirement guidelines for this product. Also, please review the bank statements for the payments to [redacted] Loan Payments as these confirm the debts are paid by someone other than the client.
[redacted] [redacted] [redacted] 1833      28889733                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Borrower was qualified with base income along with overtime income of                                                                              Reviewer Comment (2023-07-24): [redacted] month pay history with corresponding bank statements and LOE   07/24/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                $[redacted] and bonus income of $[redacted] and a DTI of [redacted]%                                                                               from the paying party provided. Exception cleared.                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                               however, the incomes were only verified with a [redacted] paystub and                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                              [redacted] and [redacted] [redacted]'s. File is missing a [redacted] or the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                              most recent year-end paystub(s) to verify the breakdown of each income.                                                                            Buyer Comment (2023-07-21): The payment history provided covers the full [redacted] months as required
                                                                                                                                                                                                                                                                              Therefore, the bonus and overtime incomes have been excluded resulting in a                                                                        from the responsible party [redacted], LOX from [redacted] is attached. Moever, the payment history
                                                                                                                                                                                                                                                                              DTI of [redacted]%.                                                                                                                                corresponds to the provided [redacted] bank statements and reflects the history covering [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 through [redacted]. Payments made in excess of the amounts listed on the credit report are negligible as
                                                                                                                                                                                                                                                                              In addition, the borrower was qualified without [redacted] student loan                                                                            clients often pay additional amounts on their loan to reduce the principal balance, minimum payments on
                                                                                                                                                                                                                                                                              payments of $[redacted], $[redacted] and $[redacted] and notes on the                                                                              the credit report have been met and no delinquencies are reflected.[redacted] payments were made in
                                                                                                                                                                                                                                                                              [redacted] state these student loan payments were being paid by the co-                                                                            [redacted] of [redacted] totaling $[redacted] ($[redacted]  [redacted]) one of which can be counted
                                                                                                                                                                                                                                                                              owner. File contains [redacted] months of bank statements in the name of                                                                           toward [redacted] of [redacted] which adds the [redacted] payment on [redacted] for $[redacted].  Please
                                                                                                                                                                                                                                                                              the other party however, the statements do not verify the [redacted]                                                                               review to clear.
                                                                                                                                                                                                                                                                              excluded payments. File also contains a pay history from a student loan company which does not verify the account name, account numbers and the
                                                                                                                                                                                                                                                                              amounts do not match the payments reported on the credit report. These                                                                             Reviewer Comment (2023-07-12): Upon further review, the overtime and bonus incomes have been added back.
                                                                                                                                                                                                                                                                              [redacted] payments have been added back which further increased the DTI to                                                                        DTI is now [redacted]%. For the [redacted] student loan payments, the credit report reported the
                                                                                                                                                                                                                                                                              [redacted]%.                                                                                                                                       following student loans that were excluded

                                                                                                                                                                                                                                                                                                                                                                                                                                 #[redacted] - $[redacted] payment
                                                                                                                                                                                                                                                                                                                                                                                                                                 #[redacted] - $[redacted] payment
                                                                                                                                                                                                                                                                                                                                                                                                                                 #[redacted] - $[redacted] payment

                                                                                                                                                                                                                                                                                                                                                                                                                                 These [redacted] payments total $[redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 File only contains [redacted] pages of a [redacted] page payment history for [redacted] however, none of the pages have account numbers or the borrower's name. The payments do not match the payments reported on the credit report and file is missing a letter from the student loan servicer to explain the breakdown of all [redacted] payments.

                                                                                                                                                                                                                                                                                                                                                                                                                                 The bank statements in the name of the other party have been thoroughly reviewed and none of the statements have the [redacted] payments reported on the credit report deducted. The following payments are being paid from this account however, it cannot be verified if a portion or all of the payments are being applied to the [redacted] excluded student loans.

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] ([redacted] months verified):
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] ([redacted] months verified):
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 The DTI exceptions remain.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-12): EXCEPTION HISTORY - Exception Explanation was updated on [redacted] PRIOR
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception Explanation: Calculated investor qualifying total debt ratio of [redacted]% exceeds Guideline total debt ratio of [redacted]%.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-12): Year end paystubs or a WVOE are not required as base can be backed out of the W2 amounts leaving the variable pay portion. This meets document requirement guidelines for this product. Also, please review the bank statements for the payments to [redacted] Loan Payments as these confirm the debts are paid by someone other than the client.
[redacted] [redacted] [redacted] 1833      28889734                         Compliance Compliance    Federal       ATR/QM Defect  General [redacted] Provision Investor Guidelines Violation            General QM: Based on the loan failing one or more guideline           Due to missing a breakdown of the bonus and overtime incomes and missing                                                                           Reviewer Comment (2023-07-24): [redacted] month pay history with corresponding bank statements and LOE   07/24/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   documentation to verify the exclusion of [redacted] student loan payments                                                                          from the paying party provided. Exception cleared.                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              and a DTI of [redacted]%, the subject loan is at QM Risk.                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-21): The payment history provided covers the full [redacted] months as required from the responsible party [redacted], LOX from [redacted] is attached. Moever, the payment history corresponds to the provided [redacted] bank statements and reflects the history covering [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 through [redacted]. Payments made in excess of the amounts listed on the credit report are negligible as clients often pay additional amounts on their loan to reduce the principal balance, minimum payments on the credit report have been met and no delinquencies are reflected.[redacted] payments were made in
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] of [redacted] totaling $[redacted] ($[redacted]  [redacted]) one of which can be counted toward [redacted] of [redacted] which adds the [redacted] payment on [redacted] for $[redacted].  Please review to clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-12): Upon further review, the overtime and bonus incomes have been added back.
                                                                                                                                                                                                                                                                                                                                                                                                                                 DTI is now [redacted]%. For the [redacted] student loan payments, the credit report reported the following student loans that were excluded

                                                                                                                                                                                                                                                                                                                                                                                                                                 #[redacted] - $[redacted] payment
                                                                                                                                                                                                                                                                                                                                                                                                                                 #[redacted] - $[redacted] payment
                                                                                                                                                                                                                                                                                                                                                                                                                                 #[redacted] - $[redacted] payment

                                                                                                                                                                                                                                                                                                                                                                                                                                 These [redacted] payments total $[redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 File only contains [redacted] pages of a [redacted] page payment history for [redacted] however, none of the pages have account numbers or the borrower's name. The payments do not match the payments reported on the credit report and file is missing a letter from the student loan servicer to explain the breakdown of all [redacted] payments.

                                                                                                                                                                                                                                                                                                                                                                                                                                 The bank statements in the name of the other party have been thoroughly reviewed and none of the statements have the [redacted] payments reported on the credit report deducted. The following payments are being paid from this account however, it cannot be verified if a portion or all of the payments are being applied to the [redacted] excluded student loans.

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] ([redacted] months verified):
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] ([redacted] months verified):
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] - $[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 The DTI exceptions remain.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-12): Year end paystubs or a WVOE are not required as base can be backed out of the W2 amounts leaving the variable pay portion. This meets document requirement guidelines for this product. Also, please review the bank statements for the payments to [redacted] Loan Payments as these confirm the debts are paid by someone other than the client.
[redacted] [redacted] [redacted] 1834      28889740                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1835      28889738                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1836      28889743                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1836      28889744                         Credit     Credit        Miscellaneous Guideline      Credit Exception:                                                                                                                           Please provide a full copy of the borrower's [redacted] document.  The                                                                             Reviewer Comment (2023-07-10): Bank statement provided and supports monthly [redacted]. Exception        07/10/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                                                                                                                                                                                              right side of the document is cutoff and we are unable to verify the                                                                               cleared.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              borrower's SSN and other SSA information.                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-07): Please see the clients corresponding bank statement showing [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 deposits
[redacted] [redacted] [redacted] 1837      28889746                         Compliance Compliance    Federal       Federal HPML   Federal [redacted] Non Compliant                                      [redacted]: [redacted] on subject loan of [redacted]% or Final                                                                                                                                                           Reviewer Comment (2023-07-19): Received proof the borrower viewed the appraisal on [redacted].           07/19/2023                       1          C          A          C          A          C          A          C          A          C          A                NH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         Disclosure [redacted] of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        threshold of [redacted] [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        Non-Compliant [redacted].                                                                                                                                                                                                Buyer Comment (2023-07-19): Please see attached evidence borrower received the [redacted] within the required timeframe prior to closing.
[redacted] [redacted] [redacted] 1837      28889747                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   [redacted] Appraisal Rule ([redacted]): Creditor did not provide a    Subject loan has tested as a [redacted]. Borrower was provided a copy of                                                                           Reviewer Comment (2023-07-19): Received proof the borrower viewed the appraisal on [redacted].           07/19/2023                       1          C          A          C          A          C          A          C          A          C          A                NH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                copy of each valuation to applicant [redacted] business days prior to the appraisal on [redacted] with an expected received date of [redacted],                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                        consummation.                                                         which is not at least [redacted] business days prior to closing on                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                              [redacted]. File is missing evidence of actual receipt by the borrower as                                                                          Buyer Comment (2023-07-19): Please see attached evidence borrower received the appraisal within the
                                                                                                                                                                                                                                                                              required under the [redacted].                                                                                                                     required timeframe prior to closing.
[redacted] [redacted] [redacted] 1837      28889748                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1837      28889749                         Credit     Loan Package  Application / Missing        Missing Document: [redacted] ([redacted]) / [redacted] not provided                                                                         The [redacted] in the file is not consistent with the final [redacted]                                                                             Reviewer Comment (2023-07-21): Received the revised [redacted] with the borrowers debts corrected. Also, 07/21/2023                       1          C          A          C          A          C          A          C          A          C          A                NH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Document                                                                                                                                                   income and debts. Please provide the final [redacted]. Additionally, there                                                                         the borrower was qualified with [redacted] income that did not include depreciation and a DTI of                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                              were [redacted] tradelines not on the final [redacted]. Lender to confirm                                                                          [redacted]%.                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                                                                                              with the final [redacted] that these were all considered, or provide evidence of exclusion reason. At initial diligence review, the [redacted]-
                                                                                                                                                                                                                                                                              year history of the increasing S-Corp income (with verified liquidity as                                                                           Buyer Comment (2023-07-20): Please see attached corrected [redacted] and [redacted].
                                                                                                                                                                                                                                                                              there were no distributions) and the reduced calculation of the salary for the co-borrower has been considered, as well as all [redacted] of the revolving and installment debts. Variation on the [redacted] in the file for total debt is $[redacted]. Income variation also exists. Exceptions are subject to change upon receipt.
[redacted] [redacted] [redacted] 1838      28889754                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1839      28889757                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1839      28889759                         Compliance Compliance    State         State HPML     [redacted] Threshold Test Compliant                                   [redacted]: [redacted] on subject loan of [redacted]% or Final                                                                                                                                                           Buyer Comment (2023-07-07): .                                                                                                  07/07/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Disclosure [redacted] of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        threshold of [redacted] [redacted]% + [redacted]%, or [redacted]%                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 1839      28889760                         Compliance Compliance    State         Misc. State    Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay [redacted] Mortgage Lender and Broker Regulation:  File does not                                                                                                                                                         Buyer Comment (2023-07-07): .                                                                                                  07/07/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          not Verified)                                                         contain evidence that analysis of borrower's ability to repay was                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        performed based on verified income, obligations, assets, and/or                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        employment using PITI payment based on fully indexed rate and fully                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        amortizing payment, if applicable
[redacted] [redacted] [redacted] 1840      28889762                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [redacted] is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1841      28889766                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1841      28889768                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-07-07): .                                                                                                  07/07/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1841      28889769                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-07): .                                                                                                  07/07/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 1842      28889764                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1843      28889770                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1843      28889774                         Compliance Compliance    State         Misc. State    [redacted] CMPA Home Loan Toolkit Timing                              [redacted] Consumer Mortgage Protection Act:  Home Loan Toolkit not   Toolkit was provided on [redacted] which is more than three day from                                                                               Buyer Comment (2023-07-07): .                                                                                                  07/07/2023 2          B          B          B          B          B          B          B          B          B          B                MI        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                provided to borrower within three (3) business days of application.   [redacted] application                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1844      28889776                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1845      28889783                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1846      28889790                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1847      28889787                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1848      28889781                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1849      28889779                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1850      28889792                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1851      28889798                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1852      28889800                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1853      28889803                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1853      28889806                         Compliance Compliance    Federal       ATR/QM         Self-Employed Tax Return Recency - ATR                                Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The   The business tax returns provided are not the most recent based on the                                                                             Buyer Comment (2023-07-18): .                                                                                                  07/18/2023 2          B          B          B          B          B          B          B          B          B          B                MN        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         business or personal tax returns provided are not the most recent.    application date. The file contained the [redacted] and [redacted] business                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        Application Date [redacted],  Most Recent Tax Return End Date         and personal returns. Tax return extension for the [redacted] was missing                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                        [redacted], Tax Return Due Date [redacted].                           from the file.
[redacted] [redacted] [redacted] 1854      28889808                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1855      28889811                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1856      28889812                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1856      28889814                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Borrower was qualified with [redacted] IRA distribution incomes that were                                                                          Reviewer Comment (2023-07-10): Account statements confirming [redacted] months continuance provided,     07/10/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                only verified with the [redacted] [redacted]'s. File is missing the IRA                                                                            exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                     Guidelines                                                                                                                                                               statements to verify the current balance and at least [redacted] months of                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                                         QM
                                                                                                     Discrepancy                                                                                                                                                              continuance. Both incomes have therefore been excluded, which results in a                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                              DTI of [redacted]%.                                                                                                                                Buyer Comment (2023-07-07): Please see the attached to confirm continuance.
[redacted] [redacted] [redacted] 1856      28889815                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor and QM DTIs don't match and both        General QM: The DTIs calculated in accordance with the Lenders        Borrower was qualified with [redacted] IRA distribution incomes that were                                                                          Reviewer Comment (2023-07-10): Account statement confirming [redacted] months continuance provided,      07/10/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                   significantly exceed Guidelines                                       Guidelines of [redacted]% and based on [redacted](e) of [redacted]%   only verified with the [redacted] [redacted]'s. File is missing the IRA                                                                            exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        significantly exceed the guideline maximum of [redacted]%. (DTI       statements to verify the current balance and at least [redacted] months of                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Exception requires compelling compensating factors to consider        continuance. Both incomes have therefore been excluded, which results in a                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                        regrading to [redacted].)                                             DTI of [redacted]%.                                                                                                                                Buyer Comment (2023-07-07): Please see the attached to confirm continuance.
[redacted] [redacted] [redacted] 1856      28889816                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Due to missing IRA bank statements to verify continuance and a DTI of                                                                              Reviewer Comment (2023-07-10): Account statement confirming [redacted] months continuance provided,      07/10/2023                       1          B          A          C          A          B          A          C          A          B          A                NC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [redacted] does not match Due Diligence Loan Designation of QM (APOR) [redacted]%, the subject loan designation is QM (APOR) Risk.                                                                                       exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-07): Please see the attached to confirm continuance.
[redacted] [redacted] [redacted] 1856      28889817                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Due to missing IRA bank statements to verify continuance and a DTI of                                                                              Reviewer Comment (2023-07-10): Account statement confirming [redacted] months continuance provided,      07/10/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   [redacted]%, the subject loan is at QM Risk.                                                                                                       exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-07): Please see the attached to confirm continuance.
[redacted] [redacted] [redacted] 1857      28889819                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1857      28889820                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Subject property was appraised on[redacted]after the FEMA disaster (Severe  Property        The subject property    SitusAMC,Aggregator            Reviewer Comment (2023-07-05): The subject property was appraised on [redacted] after the FEMA disaster                        07/05/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        Winter Storms, Straight-Line Winds, Flooding, Landslides and Mudslides)     inspected post  was appraised on                                       start date of [redacted]. PDI is not required per client guides.                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              dated [redacted] without a declared end date. File is missing a property    disaster but    [redacted] after the                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              inspection dated after the disaster, or the lender's Rep and Warranty       pre-FEMA        FEMA disaster start                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                              attestation along with visible confirmation that the subject property was   declaration of  date of [redacted]. PDI
                                                                                                                                                                                                                                                                              not damaged.                                                                disaster end    is not required per
                                                                                                                                                                                                                                                                                                                                                          date.           client guides.
[redacted] [redacted] [redacted] 1858      28889824                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1858      28889825                         Credit     Income /      Income        Missing        REO Documents are missing.                                            - ___                                                                 The file was missing evidence of insurance on this property.                                                                                       Reviewer Comment (2023-07-21): Sufficient documentation provided. Exception cleared.                     07/21/2023                       1          C          A          C          A          C          A          C          A          C          A                LA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-20): [redacted]: see proof the property is considered vacant land on [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-19): The screenshot provided does not have a property address and the file does not contain documentation to verify this property under  construction is owned free and clear.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please confirm that the client is attesting that insurance is not required for the specific [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 property.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-19): [redacted]: Property is free and clear without a mortgage on the property insurance is not required and the property is under construction. We have provided a note from the client stating they dont have insurance on it in response to a request for insurance on the property.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-18): Received partial screenshots of a note that states "this property is under construction and does not have insurance yet." However, the screenshots do not verify the property address and it cannot be verified that the note applies to the [redacted] property. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-18): [redacted]: see attachment.
[redacted] [redacted] [redacted] 1858      28889827                         Compliance Compliance    Federal       ATR/QM         Self-Employed Tax Return Recency - ATR                                Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The   The file did not contain the most recent business return. The file                                                                                 Buyer Comment (2023-07-18): .                                                                                                  07/18/2023 2          B          B          B          B          B          B          B          B          B          B                LA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         business or personal tax returns provided are not the most recent.    contained the [redacted] and [redacted] business and personal returns, and                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                        Application Date [redacted],  Most Recent Tax Return End Date         did not contain the business return extension.                                                                                                                                                                                                                                                                                                                                                                                                   Other
                                                                                                                                                                                                        [redacted], Tax Return Due Date [redacted].
[redacted] [redacted] [redacted] 1858      28889828                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Loan designation failure due to ATR failure. This exception will be cleared                                                                        Reviewer Comment (2023-07-18): Received a property assessment that verifies this business is the owner   07/18/2023                       1          B          A          C          A          B          A          C          A          B          A                LA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Fail.     when all ATR related exceptions are cleared.                                                                                                       of the property along with a good search of the business name and address.                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-18): [redacted]: See attached google search showing [redacted] clean services is the owner of the property which also shows an address and phone verification.
[redacted] [redacted] [redacted] 1858      28889829                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - [redacted] Test       Ability-to-Repay (Dodd-Frank 2014): Unable to verify current          The file was missing the third party verification of employment for the                                                                            Reviewer Comment (2023-07-18): Received a property assessment that verifies this business is the owner   07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                LA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted] status due to most recent Tax Return end date is older     [redacted].                                                                                                                                        of the property along with a good search of the business name and address                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                        than [redacted] days before Closing Date, and one of these docs is                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        required yet missing:  Audited/Third Party P&L, CPA Letter, or other
                                                                                                                                                                                                        Third Party Verification.                                                                                                                                                                                                Buyer Comment (2023-07-18): [redacted]: See attached google search showing [redacted] clean services is the owner of the property which also shows an address and phone verification.
[redacted] [redacted] [redacted] 1858      28889830                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          The file was missing the third party verification of employment for the                                                                            Reviewer Comment (2023-07-18): Received a property assessment that verifies this business is the owner   07/18/2023                       1          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           [redacted].                                                                                                                                        of the property along with a good search of the business name and address                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 1859      28889833                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1860      28889835                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1861      28889842                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1862      28889839                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1863      28889845                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1864      28889850                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1865      28889853                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1865      28889854                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Subject property was appraised on[redacted]after the FEMA disaster (Severe  Property        The subject property    SitusAMC,Aggregator            Reviewer Comment (2023-07-05): The subject property was appraised on [redacted] after the FEMA disaster                        07/05/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        Winter Storms, Straight-Line Winds, Flooding, Landslides and Mudslides)     inspected post  was appraised on                                       start date of [redacted]. PDI is not required per client guides.                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              dated [redacted] without a declared end date. File is missing a property    disaster but    [redacted] after the                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              inspection dated after the disaster, or the lender's Rep and Warranty       pre-FEMA        FEMA disaster start                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                              attestation along with visible confirmation that the subject property was   declaration of  date of [redacted]. PDI
                                                                                                                                                                                                                                                                              not damaged.                                                                disaster end    is not required per
                                                                                                                                                                                                                                                                                                                                                          date.           client guides.
[redacted] [redacted] [redacted] 1866      28889856                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1866      28889858                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-07): .                                                                                                  07/07/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 1867      28889860                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1867      28889862                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-07-07): .                                                                                                  07/07/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans  that are                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 1867      28889863                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-07): .                                                                                                  07/07/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1868      28889865                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1869      28889868                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1869      28889869                         Credit     Hazard        Insufficient  Hazard         The Hazard Insurance Policy Effective Date is after closing.                                                                                Hazard Insurance Policy effective date of [redacted] is after the subject                                                                          Reviewer Comment (2023-07-11): Received the prior insurance policy to verify continuous coverage as of   07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Insurance     Coverage      Insurance                                                                                                                                                  closing date of [redacted] and disbursement date of [redacted]. File is                                                                            [redacted].                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                                                                                              missing the prior insurance policy to verify continuous coverage.                                                                                                                                                                                                                                                                                                                                                                                Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): Please see attached HOI policy that was in effect at closing.
[redacted] [redacted] [redacted] 1870      28889871                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1871      28889884                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1872      28889880                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1873      28889875                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1873      28889877                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-07): .                                                                                                  07/07/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 1873      28889878                         Credit     Loan Package  Application / Missing        Missing Document: Divorce Decree / Child Support not provided                                                                               Borrower was qualified with an alimony payment of $[redacted] which was                                                                            Reviewer Comment (2023-07-10): Separation agreement supporting the amount of alimony required was        07/10/2023                       1          C          A          C          A          C          A          C          A          C          A                MA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Document                                                                                                                                                   deducted from the borrower's income. However, the file is missing the                                                                              provided. Exception cleared.                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              executed divorce decree to verify the amount and terms of the alimony                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              payment. Upon receipt of the missing executed divorce decree, additional                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                              conditions may apply.                                                                                                                              Buyer Comment (2023-07-07): [redacted]: see attached.
[redacted] [redacted] [redacted] 1874      28889885                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1874      28889887                         Credit     Credit        Miscellaneous Credit         Missing Document: Credit Payoff Statement(s) not provided                                                                                   Subject loan paid off an existing equity loan however, the Authorization to                                                                        Reviewer Comment (2023-07-10): Authorization to close the account was provided. Exception cleared.       07/10/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                                                                                                                                                                                              Close Line of Credit that was included with the payoff was not signed and                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              dated by the borrower. File is missing a fully executed authorization to                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              close the equity loan, or the Final Title Policy to verify the subject loan                                                                        Buyer Comment (2023-07-07): [redacted]: see attached.                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                              closed in a second lien position.
[redacted] [redacted] [redacted] 1874      28889888                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Subject second mortgage paid off an existing equity loan. Right to Cancel                                                                          Reviewer Comment (2023-07-19): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking,             07/19/2023            2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       is on Form H-9 however, the Title Search verifies the second lien equity                                                                           the package was delivered on [redacted] and Re-opened Rescission using the correct model form H-8.                                                                                                                                                                                            Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             considered the original creditor. The H-9 form was used, the H-8 form loan was in the name of a different lender. Right to Cancel should be on                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                           should have been used.                                                Form H-8.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-07-19): Please re-review cure package and time period has lapsed.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-07-11): Received the right to cancel cure documentation and UPS Tracking verifies the label was only created. This exception cannot be reviewed until the package has been received by the borrowers and the right to cancel expiration date of [redacted] has passed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-11): [redacted]: see attached redisclosure ROR forms.
[redacted] [redacted] [redacted] 1875      28889890                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1876      28889894                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1876      28889895                         Credit     Loan Package  Loan File     Missing        Missing Document: Hazard Insurance Policy not provided                                                                                      File is missing the Hazard Insurance Policy to verify sufficient coverage                                                                          Reviewer Comment (2023-07-10): HOI policy provided, exception cleared.                                   07/10/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation               Document                                                                                                                                                   and the annual premium. Upon receipt of the missing Hazard Insurance                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              Policy, additional conditions may apply                                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-07): [redacted]: see attached hoi.                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 1877      28889898                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1878      28889902                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1879      28889911                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1880      28889918                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1881      28889905                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1881      28889906                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-19): Received proof the borrower viewed the appraisal on [redacted].           07/19/2023                       1          C          A          C          A          C          A          C          A          C          A                MN        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                 Buyer Comment (2023-07-19): Please see the attached screen shots that include the clients name

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-18): Received a screen print to verify the appraisal was viewed however, the screenprint is missing the borrower's name to verify the borrower viewed the appraisal. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-18): Please see the attached from out online documents review system, client viewed the appraisal on [redacted]
[redacted] [redacted] [redacted] 1881      28889907                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-07-19): Received proof the borrower viewed the appraisal on [redacted].           07/19/2023                       1          C          A          C          A          C          A          C          A          C          A                MN        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant [redacted] business days prior  was provided a copy of the appraisal on [redacted] with an expected                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of [redacted], which is not at least [redacted] business days                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              prior to closing on [redacted]. File is missing evidence of actual receipt                                                                         Buyer Comment (2023-07-19): Please see the attached screen shots that include the clients name by the borrower as required under the TILA HPML Appraisal Rule.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-18): Received a screen print to verify the appraisal was viewed however, the screenprint is missing the borrower's name to verify the borrower viewed the appraisal. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-18): Please see the attached from out online documents review system, client viewed the appraisal on [redacted]
[redacted] [redacted] [redacted] 1882      28889914                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1883      28889920                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1884      28889925                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1885      28889921                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1886      28889927                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1887      28889931                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1888      28889934                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                SD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1889      28889938                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                RI        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1889      28889941                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Borrower was qualified with overtime income of $[redacted] and bonus income                                                                        Reviewer Comment (2023-07-11): Upon further review this exception has been canceled. [redacted] and      07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                of $[redacted]; however,both incomes have been excluded due to the file is                                                                         [redacted] W-2's support the bonus and overtime incomes. DTI is now [redacted]%.                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                               missing a [redacted] and/or year-end paystubs for the prior years to verify                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                              the breakdown of the overtime and bonus incomes. Calculated DTI of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                              [redacted]% exceeds the guideline maximum DTI of [redacted]%.                                                                                      Buyer Comment (2023-07-10): A [redacted] or year end paystubs are not required per guidelines as the variable income can be broken out from the base on the [redacted] years W2s. Please review as this documentation/income calculation meets guidelines.
[redacted] [redacted] [redacted] 1890      28889944                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1891      28889948                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1892      28889950                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                OK        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1892      28889952                         Compliance Compliance    State         State HPML     (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML   [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-10): .                                                                                                  07/10/2023 2          B          B          B          B          B          B          B          B          B          B                OK        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   Threshold)                                                            [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 1893      28889954                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                MT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1894      28889957                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1895      28889960                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1896      28889963                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1897      28889968                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1898      28889964                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-05): Seller acknowledges the exception. This exception is for informational                          07/05/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1899      28889975                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1900      28889971                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1900      28889972                         Credit     Hazard        Insufficient  Hazard         The Hazard Insurance Policy effective date is after the funds                                                                               Effective date for HOI was after disbursement date.                                                                                                Reviewer Comment (2023-07-11): Previous policy wa provided. Exception cleared.                           07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Insurance     Coverage      Insurance      disbursed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): Please see the attached for the prior policy.                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 1901      28889980                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1902      28889977                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1903      28889984                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1904      28889988                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1904      28889990                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA                                                                              Subject property was appraised on[redacted]after the FEMA disaster (Severe  Property        Property inspected post SitusAMC,Originator            Reviewer Comment (2023-07-06): The appraisal was performed after disaster start date.  PDI not required                        07/06/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                                                                                            Winter Storms, Straight-Line Winds, Flooding, Landslides and Mudslides)     inspected post  disaster but [redacted]                                per client guides.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              dated [redacted] without a declared end date. File is missing a property    disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              inspection dated after the disaster, or the lender's Rep and Warranty       pre-FEMA        end date. Date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                              attestation along with visible confirmation that the subject property was   declaration of  disaster:[redacted]
                                                                                                                                                                                                                                                                              not damaged.                                                                disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 1905      28889986                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                IA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1906      28889993                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1907      28889996                         Credit     Insurance     Insurance     Insurance      Missing Document: Flood Insurance Policy not provided                                                                                       File is missing the Flood Insurance Policy to verify sufficient coverage                                                                           Reviewer Comment (2023-07-11): Master policy has flood coverage.  Exception cleared.                     07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation                                                                                                                                                            and the annual premium. Upon receipt of the missing Flood Insurance Policy,                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                              additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                 Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): Please see the attached flood policy.
[redacted] [redacted] [redacted] 1907      28889998                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1908      28889999                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1909      28890005                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1910      28890015                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1911      28890008                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1912      28890010                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1912      28890012                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-07-10): .                                                                                                  07/10/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1912      28890013                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-10): .                                                                                                  07/10/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 1913      28890018                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1913      28890019                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Subject property was appraised on[redacted]after the FEMA disaster (Severe  Property        Property inspected post SitusAMC,Originator            Reviewer Comment (2023-07-06): The appraisal was performed after disaster start date.  PDI not required                        07/06/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        Winter Storms, Straight-Line Winds, Flooding, Landslides and Mudslides)     inspected post  disaster but [redacted]                                per client guides.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                              dated [redacted] without a declared end date. File is missing a property    disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                                                                                                                                                              inspection dated after the disaster, or the lender's Rep and Warranty       pre-FEMA        end date. Date of
                                                                                                                                                                                                                                                                              attestation along with visible confirmation that the subject property was   declaration of  disaster:[redacted]
                                                                                                                                                                                                                                                                              not damaged.                                                                disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 1914      28890023                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1915      28890029                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1915      28890031                         Compliance Compliance    State         Misc. State    Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not  [redacted] Consumer Sales Practices Act: Borrower not provided Right                                                                                                                                                     Buyer Comment (2023-07-10): .                                                                                                  07/10/2023 2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          Provided)                                                             Not To Close Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1916      28890033                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1917      28890026                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1918      28890038                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1919      28890034                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1920      28890043                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1921      28890046                         Credit     Insurance     Insurance     Insurance      Missing Document: Flood Insurance Policy not provided                                                                                       Flood insurance missing                                                                                                                            Reviewer Comment (2023-07-11): Flood policy provided to satisfy exception.  Exception cleared.           07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Documentation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): [redacted]: See attached policy.                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 1921      28890047                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1921      28890050                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan designation of Higher Priced QM (APOR) does not match Due Diligence                                                                           Reviewer Comment (2023-07-11): Client attestation for AMC and Title-Notary fees are finance charges      07/11/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation Loan Designation of [redacted].                                                                                                                    increases APR level that loan is now a[redacted].  Exception is cleared.                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): [redacted]: see attached attestations.
[redacted] [redacted] [redacted] 1922      28890054                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1923      28890062                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1924      28890058                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1925      28890066                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1925      28890068                         Compliance Compliance    State         Misc. State    Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home [redacted] Consumer Sales Practices Act: Acknowledgement of Receipt   The Acknowledgement of Receipt of Home Mortgage Loan Information Document                                                                          Buyer Comment (2023-07-10): .                                                                                                  07/10/2023 2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Level          Mortgage Loan Information Document Not Received Timely)               of Home Mortgage Loan Information Document not received by borrower   is dated and acknowledged by the borrower on [redacted] which is not within                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        within [redacted] business days of application.                       [redacted] business days of the application date of [redacted].                                                                                                                                                                                                                                                                                                                                                                                  Other
[redacted] [redacted] [redacted] 1926      28890064                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1927      28890070                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1927      28890072                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor and QM DTIs don't match and both        General QM: The DTIs calculated in accordance with the Lenders        Borrower was qualified with monthly HOA Dues of $[redacted] and a DTI of                                                                           Reviewer Comment (2023-07-11): HOA was $[redacted] annual not monthly, DTI under [redacted]% using lower 07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   moderately exceed Guidelines                                          Guidelines of [redacted]% and based on [redacted] of [redacted]%      [redacted]%. However, the appraisal reported the HOA Dues are $[redacted]                                                                          HOA.  Exception cleared.                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        moderately exceed the guideline maximum of [redacted]%. (DTI          per month resulting in a DTI of [redacted]%, which exceeds the guideline                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Exception is eligible to be regraded with compensating factors.)      maximum DTI of [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): Please see the attached screen shot from [redacted]. The clients HOA dues are actually $[redacted]/monthly or $[redacted]/Annually, the appraiser appears to have check the per month box in error, should be per year.
[redacted] [redacted] [redacted] 1927      28890073                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Due to a DTI of [redacted]%, the subject loan designation is QM (APOR)                                                                             Reviewer Comment (2023-07-11): HOA was $[redacted] annual not monthly, DTI under [redacted]% using lower 07/11/2023                       1          B          A          C          A          B          A          C          A          B          A                MI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation Risk.                                                                                                                                              HOA.  Exception cleared.                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): Please see the attached screen shot from [redacted]. The clients HOA dues are actually $[redacted]/monthly or $[redacted]/Annually, the appraiser appears to have check the per month box in error, should be per year.
[redacted] [redacted] [redacted] 1927      28890074                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Borrower was qualified with monthly HOA Dues of $[redacted] and a DTI of                                                                           Reviewer Comment (2023-07-11): HOA was $[redacted] annual not monthly, DTI under [redacted]% using lower 07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                [redacted]%. However, the appraisal reported the HOA Dues are $[redacted]                                                                          HOA.  Exception cleared.                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                               per month resulting in a DTI of [redacted]%, which exceeds the guideline                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                              maximum DTI of [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): Please see the attached screen shot from [redacted]. The clients HOA dues are actually $[redacted]/monthly or $[redacted]/Annually, the appraiser appears to have check the per month box in error, should be per year.
[redacted] [redacted] [redacted] 1927      28890075                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Due to a DTI of [redacted]%, the subject loan is at QM Risk.                                                                                       Reviewer Comment (2023-07-11): HOA was $[redacted] annual not monthly, DTI under [redacted]% using lower 07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                                                                                                                                                                      HOA.  Exception cleared.                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): Please see the attached screen shot from [redacted]. The clients HOA dues are actually $[redacted]/monthly or $[redacted]/Annually, the appraiser appears to have check the per month box in error, should be per year.
[redacted] [redacted] [redacted] 1928      28890081                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1928      28890085                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                                                                                                Property        The subject property    SitusAMC,Originator            Reviewer Comment (2023-07-11): The appraisal was performed after disaster start date.  PDI not required                        07/11/2023 2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                                                                                                    inspected post  was appraised on                                       per client guides.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                                                                                                          disaster but    [redacted] after the                                                                                                                                                                                                                                                                                                                                 Other
                                                                                                                                                                                                                                                                                                                                                          pre-FEMA        FEMA disaster start
                                                                                                                                                                                                                                                                                                                                                          declaration of  date of [redacted]. PDI                                Buyer Comment (2023-07-10): Please be advised the full appraisal was completed after the incident start
                                                                                                                                                                                                                                                                                                                                                          disaster end    is not required per                                    date and a disaster inspection would not be required in this case.
                                                                                                                                                                                                                                                                                                                                                          date.           client guides.
[redacted] [redacted] [redacted] 1929      28890079                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1930      28890088                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1930      28890089                         Credit     Insurance     Insurance     Insurance      Missing Document: Flood Insurance Policy not provided                                                                                       File is missing the Flood Insurance Policy to verify sufficient coverage                                                                           Reviewer Comment (2023-07-11): Policy provided.  Exception cleared.                                      07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Documentation                                                                                                                                                            and the annual premium. Upon receipt of the missing Flood Insurance Policy,                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): [redacted]: see attached policy.                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 1931      28890092                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1931      28890094                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-10): .                                                                                                  07/10/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 1932      28890096                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1933      28890099                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1934      28890101                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1935      28890102                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1936      28890105                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1937      28890107                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1938      28890112                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1939      28890116                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1939      28890118                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-10): Seller acknowledges the exception, no change to grading.                                           07/10/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 1940      28890114                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1941      28890120                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1942      28890123                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1943      28890127                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1944      28890130                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1945      28890133                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1946      28890135                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1947      28890144                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1948      28890138                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1949      28890146                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1950      28890149                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1951      28890153                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1952      28890156                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1953      28890161                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1954      28890164                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1954      28890166                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-07-10): .                                                                                                  07/10/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 1954      28890167                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-10): .                                                                                                  07/10/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 1954      28890168                         Compliance Compliance    Federal       ATR/QM         Self-Employed Tax Return Recency - ATR                                Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The   Borrower was qualified with self-employed income which was verified with                                                                           Buyer Comment (2023-07-10): .                                                                                                  07/10/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         business or personal tax returns provided are not the most recent.    the [redacted] and [redacted] business tax returns. Subject loan closed on                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                        Application Date [redacted],  Most Recent Tax Return End Date         [redacted] which is after the IRS business tax return filing deadline of                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                                                                                        [redacted], Tax Return Due Date [redacted].                           [redacted]. File is missing the [redacted] business tax return
[redacted] [redacted] [redacted] 1955      28890169                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1955      28890171                         Compliance Compliance    State         Misc. State    Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home [redacted] Consumer Sales Practices Act: Acknowledgement of Receipt   The Acknowledgement of Receipt of Home Mortgage Loan Information Document                                                                          Buyer Comment (2023-07-10): .                                                                                                  07/10/2023 2          B          B          B          B          B          B          B          B          B          B                OH        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          Mortgage Loan Information Document Not Received Timely)               of Home Mortgage Loan Information Document not received by borrower   is dated and acknowledged by the borrower on [redacted] which is not within                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        within [redacted] business days of application.                       [redacted] business days of the application date of [redacted].                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1956      28890181                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1957      28890174                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1958      28890177                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1959      28890192                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1960      28890189                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1961      28890185                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1961      28890187                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Subject loan was originated under the Higher Priced QM  (APOR) designation                                                                         Reviewer Comment (2023-07-13): Lender used the optional method of ignoring the odd period in the APR     07/13/2023                       1          B          A          C          A          B          A          C          A          B          A                OH        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation however, based on fees testing the subject loan has tested as [redacted].                                                                          calculation per [redacted].                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-11): Including [redacted] fee as finance charge increased APR to [redacted]%, still below threshold for Higher Priced QM loan designation.  Loan designation is still [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): Please see attached attestation to include the appraisal management services fee in the finance charge to align APR/designation.
[redacted] [redacted] [redacted] 1962      28890197                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1963      28890200                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1964      28890201                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1964      28890202                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Subject property was appraised on[redacted]after the FEMA disaster (Severe  Property        The subject property    SitusAMC,Aggregator            Reviewer Comment (2023-07-07): The subject property was appraised on [redacted] after the FEMA disaster                        07/07/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        Winter Storms, Straight-Line Winds, Flooding, Landslides and Mudslides)     inspected post  was appraised on                                       start date of [redacted]. PDI is not required per client guides.                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              dated [redacted] without a declared end date. File is missing a property    disaster but    [redacted] after the                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              inspection dated after the disaster, or the lender's Rep and Warranty       pre-FEMA        FEMA disaster start                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                              attestation along with visible confirmation that the subject property was   declaration of  date of [redacted]. PDI
                                                                                                                                                                                                                                                                              not damaged.                                                                disaster end    is not required per
                                                                                                                                                                                                                                                                                                                                                          date.           client guides.
[redacted] [redacted] [redacted] 1965      28890208                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1965      28890210                         Credit     Hazard        Insufficient  Hazard         The Hazard Insurance Policy Effective Date is after closing.                                                                                Hazard Insurance Policy effective date of [redacted] is after the subject                                                                          Reviewer Comment (2023-07-12): Received the prior Hazard Insurance Policy to verify continuous coverage  07/12/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Insurance     Coverage      Insurance                                                                                                                                                  closing date of [redacted] and disbursement date of [redacted]. File is                                                                            from [redacted].                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              missing the prior insurance policy to verify continuous coverage.                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-12): Please see the attached previous policy showing the property was insured
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-11): There is no proof in file that property was insurance between [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 and [redacted]. Insurance printout starts at [redacted]. First mortgage does not have escrow account. .
                                                                                                                                                                                                                                                                                                                                                                                                                                 Proof of coverage at closing has not been documented.  Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): This is a refinance and the subject property was insured from [redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 The policy renewed on [redacted] which aligns with HOI policy requirements for a refi transaction.
[redacted] [redacted] [redacted] 1966      28890212                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1967      28890214                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1968      28890219                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1969      28890221                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1970      28890223                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1971      28890225                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1972      28890229                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1972      28890230                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The borrower's most recent paystub is illegible. Upon receipt of the                                                                               Reviewer Comment (2023-07-11): Legible stub was provided to support income.  Exception cleared.          07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 legible paystub, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): [redacted]: See attached paystub.                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 1973      28890236                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1974      28890233                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1975      28890235                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1976      28890243                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form H-8 however, the Title Search verifies the first                                                                        Buyer Comment (2023-07-11): .                                                                                                  07/11/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           the proper Model Form for a refinancing by the same creditor. The H-8 lien mortgage is in the name of the same lender as the subject cash-out                                                                                                                                                                                                                                                                                                                                                                          Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             form was used, the H-9 form should have been used.                    second mortgage. Right to Cancel should be on Form H-9.                                                                                                                                                                                                                                                                                                                                                                                          Other
                                                                                                                   Incorrect,
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 1976      28890245                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1976      28890246                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Co-borrower's base and over time income was lumped into base.  Per                                                                                 Reviewer Comment (2023-07-26): Received a [redacted] which verified the breakdown of the co-borrower's   07/26/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                [redacted] borrower works [redacted] hours weekly at regular rate.  Amount                                                                         wages and overtime, a corrected final [redacted] and revised [redacted]. DTI is now [redacted]%.                                                                                                                                                                                              Cash-out -
                                                                                                     Guidelines                                                                                                                                                               exceeding [redacted] hours should have been calculated as base.  Reducing                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                     Discrepancy                                                                                                                                                              borrowers income $[redacted] increases DTI over [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-25): Please see the attaached [redacted] breaking out the co-clients OT from
                                                                                                                                                                                                                                                                                                                                                                                                                                 Base. Income has been recalculated and updated [redacted] and [redacted] are attached.
[redacted] [redacted] [redacted] 1976      28890247                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Co-borrower's base and over time income was lumped into base.  Per                                                                                 Reviewer Comment (2023-07-26): Received a [redacted] which verified the breakdown of the co-borrower's   07/26/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.     [redacted] borrower works [redacted] hours weekly at regular rate.  Amount                                                                         wages and overtime, a corrected final [redacted] and revised [redacted]. DTI is now [redacted]%.                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                              exceeding [redacted] hours should have been calculated as base.  Reducing                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                                                                                              borrowers income $[redacted] increases DTI over [redacted]%.
[redacted] [redacted] [redacted] 1976      28890248                         Compliance Compliance    Federal       ATR/QM Defect  General ATR Provision Investor and Non QM DTIs match and both         Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance  Co-borrower's base and over time income was lumped into base.  Per                                                                                 Reviewer Comment (2023-07-26): Received a [redacted] which verified the breakdown of the co-borrower's   07/26/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   moderately exceed Guidelines                                          with the Lenders Guidelines and [redacted] of [redacted]% moderately  [redacted] borrower works [redacted] hours weekly at regular rate.  Amount                                                                         wages and overtime, a corrected final [redacted] and revised [redacted]. DTI is now [redacted]%.                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        exceeds the guideline maximum of [redacted]%. (DTI Exception is       exceeding [redacted] hours should have been calculated as base.  Reducing                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                        eligible to be regraded with compensating factors.)                   borrowers income $[redacted] increases DTI over [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-25): Please see the attaached [redacted] breaking out the co-clients OT from
                                                                                                                                                                                                                                                                                                                                                                                                                                 Base. Income has been recalculated and updated [redacted] and [redacted] are attached.
[redacted] [redacted] [redacted] 1976      28890249                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  Co-borrower's base and over time income was lumped into base.  Per                                                                                 Reviewer Comment (2023-07-26): Received a [redacted] which verified the breakdown of the co-borrower's   07/26/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                   [redacted] borrower works [redacted] hours weekly at regular rate.  Amount                                                                         wages and overtime, a corrected final [redacted] and revised [redacted]. DTI is now [redacted]%.                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                              exceeding [redacted] hours should have been calculated as base.  Reducing                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                                                                                              borrowers income $[redacted] increases DTI over [redacted]%.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-25): Please see the attaached [redacted] breaking out the co-clients OT from
                                                                                                                                                                                                                                                                                                                                                                                                                                 Base. Income has been recalculated and updated [redacted] and [redacted] are attached.
[redacted] [redacted] [redacted] 1977      28890240                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1978      28890251                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1979      28890253                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1979      28890254                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-11): Proof borrower received and viewed appraisal on [redacted] meeting HPML   07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                WI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                        appraisal timing requirements.  Exception cleared.                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-10): [redacted]: see the attached proof client viewed appraisal.
[redacted] [redacted] [redacted] 1979      28890255                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-07-11): Proof borrower received and viewed appraisal on [redacted] meeting HPML   07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                WI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant [redacted] business days prior  was provided a copy of the appraisal on [redacted] with an expected                                                                                appraisal timing requirements.  Exception cleared.                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of [redacted], which is not at least [redacted] business days                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              prior to closing on [redacted]. File is missing evidence of actual receipt
                                                                                                                                                                                                                                                                              by the borrower as required under the TILA HPML Appraisal Rule.                                                                                    Buyer Comment (2023-07-10): [redacted]: see the attached proof client viewed appraisal.
[redacted] [redacted] [redacted] 1980      28890259                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1980      28890261                         Compliance Compliance    State         State Defect   [redacted] CHL Complaint Agency Disclosure Timing Test                [redacted] Home Loan: Borrower not provided with a document, at time  [redacted] Complaint Agency Disclosures in the file were provided to the                                                                           Reviewer Comment (2023-07-17): Per [redacted] compliance department:                                     07/17/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         of application, specifying the agency designated to receive           borrower on [redacted], which was not at the time of application on                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        complaints or inquiries about the origination and making of the loan. [redacted].                                                                                                                                        Section [redacted] states that "At the time of application for a mortgage loan, the mortgage broker,                                                                                                                                                                                          Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator."

                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] had previously reached out to outside counsel on a similar issue and was advised that while there's a basis to use the technical definition of application, there's also a basis to simply just use the [redacted] as state regulations particularly ones that pre-date the new TILA definition of application meant to take into account the technical definition. The [redacted] Compliant Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure provided on [redacted] was within [redacted] days of the initial [redacted] date of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted].
[redacted] [redacted] [redacted] 1981      28890262                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1982      28890266                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1983      28890268                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1984      28890272                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1985      28890283                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1986      28890278                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1987      28890281                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1988      28890288                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1989      28890284                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1990      28890291                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1991      28890296                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1992      28890294                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1993      28890301                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1994      28890303                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1994      28890305                         Credit     Borrower and  Mortgage /    Borrower and   Guideline Requirement: Combined High loan to value discrepancy.       Calculated high loan to value percentage of ___ exceeds Guideline     Balance for first mortgage exceeds $[redacted] with CTLV over [redacted]%.  Borrower has    Debt Consolidation Loan SitusAMC,Originator            Reviewer Comment (2023-08-02): 1. Loan is a debt consolidation saving the client $[redacted]/month &                           08/02/2023 2          C          B          C          B          C          B          C          B          C          B                NH        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                       Mortgage      Program       Mortgage                                                                             high loan to value percentage of ___                                  There was no documentation found in file confirming principal paydown of    verified        with [redacted] in                                     leaving [redacted] in residual income                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Eligibility   Eligibility   Eligibility                                                                                                                                                first mortgage by $[redacted] or source of funds used to make payment.      disposable      residual income         SitusAMC                       2. Credit report shows zero late payments on all debts                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              Final CD did not include a payoff to pay down first mortgage.               income of at                                                           3. Perfect mortgage payment history since [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          $[redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-02): adding comp factors
                                                                                                                                                                                                                                                                                                                                                          Borrower has
                                                                                                                                                                                                                                                                                                                                                          owned the
                                                                                                                                                                                                                                                                                                                                                          subject                                                                Reviewer Comment (2023-08-01): Waiving at clients request
                                                                                                                                                                                                                                                                                                                                                          property for at
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [redacted]                                                             Reviewer Comment (2023-08-01): Downgrading at request of client for Residual Income. Zero Late Payments
                                                                                                                                                                                                                                                                                                                                                          years.                                                                 and Perfect mortgage history.
[redacted] [redacted] [redacted] 1994      28890306                         Credit     Credit        AUS           Guideline      Guideline Requirement: Combined loan to value discrepancy.            Calculated combined loan to value percentage of ___ exceeds Guideline Calculated combined loan to value percentage of [redacted]% exceeds         Borrower has                            SitusAMC                       Reviewer Comment (2023-08-02): 1. Loan is a debt consolidation saving the client $[redacted]/month &                           08/02/2023 2          C          B          C          B          C          B          C          B          C          B                NH        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                                                                                      combined loan to value percentage of ___.                             Guideline combined loan to value percentage of [redacted]% due to incorrect owned the                                                              leaving [redacted] in residual income                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                               liabilities amount                                                          subject                                 SitusAMC                       2. Credit report shows zero late payments on all debts                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                          property for at                                                        3. Perfect mortgage payment history since [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                          least                                   SitusAMC
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.                                                                 Reviewer Comment (2023-08-02): adding comp factors

                                                                                                                                                                                                                                                                                                                                                          Borrower has
                                                                                                                                                                                                                                                                                                                                                          been employed                                                          Reviewer Comment (2023-07-18): Waiving at clients request
                                                                                                                                                                                                                                                                                                                                                          in the same
                                                                                                                                                                                                                                                                                                                                                          industry for
                                                                                                                                                                                                                                                                                                                                                          more than                                                              Reviewer Comment (2023-07-18): Downgrading at request of client for Residual Income. [redacted] Late
                                                                                                                                                                                                                                                                                                                                                          [redacted]                                                             Payments and Perfect mortgage history
                                                                                                                                                                                                                                                                                                                                                          years.

                                                                                                                                                                                                                                                                                                                                                          Borrower has
                                                                                                                                                                                                                                                                                                                                                          worked in the
                                                                                                                                                                                                                                                                                                                                                          same position
                                                                                                                                                                                                                                                                                                                                                          for more than
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.
[redacted] [redacted] [redacted] 1995      28890315                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1996      28890309                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1996      28890311                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-07-11): .                                                                                                  07/11/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 1996      28890312                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-11): .                                                                                                  07/11/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 1997      28890317                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1998      28890320                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 1999      28890323                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2000      28890328                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2001      28890325                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2002      28890334                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2003      28890329                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2004      28890331                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2004      28890333                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Subject loan was originated under the Higher Priced QM (APOR) designation                                                                          Reviewer Comment (2023-07-12): Received the revised QM Findings dated [redacted] with the loan           07/12/2023                       1          B          A          C          A          B          A          C          A          B          A                PA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation however, based on fees testing the subject loan has tested as [redacted].                                                                          designation restated to [redacted]                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-12): Please see the attached for the updated QM summary

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-11): This exception has been reviewed by [redacted] compliance department with this response:

                                                                                                                                                                                                                                                                                                                                                                                                                                 It does not appear that this is an odd days issue causing the discrepancy but rather deals with the Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                 Set Date being used. Rocket is using a [redacted] Rate Set Date (QM Findings) despite the final CD issued on [redacted] reflecting a new rate of [redacted]%.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Please provide clarification why the Lock Date of [redacted] was not used which would result in an APOR of [redacted]% and result in a [redacted] loan designation.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-11): Please do not include the Odd days interest in your loan calculation
[redacted] [redacted] [redacted] 2005      28890340                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2006      28890350                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2007      28890343                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2008      28890346                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2009      28890351                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2010      28890358                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2011      28890356                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2012      28890360                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2012      28890361                         Credit     Hazard        Insufficient  Hazard         The Hazard Insurance Policy effective date is after the funds                                                                               The Hazard Insurance Policy effective date of [redacted] is after the                                                                              Reviewer Comment (2023-07-11): Received the prior insurance screenprint to verify continuous coverage as 07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Insurance     Coverage      Insurance      disbursed.                                                                                                                                  subject loan closed on [redacted] and disbursed on [redacted].                                                                                     of [redacted].                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-11): [redacted]: cert is missing titles however [redacted] information is there.
[redacted] [redacted] [redacted] 2013      28890363                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2014      28890367                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2015      28890370                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2016      28890377                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2017      28890375                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2018      28890378                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2019      28890384                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2019      28890387                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Right to Cancel was executed by the borrowers on [redacted] with a                                                                                 Reviewer Comment (2023-07-18): Verification of earlier borrower receipt of the CD was provided.          07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted], prior to [redacted] business days from transaction date   rescission expiration date of [redacted]. Final Closing Disclosure                                                                                 Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             of [redacted].                                                        disclosed a disbursement date of [redacted]; however, the final closing                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                 disclosures were not dated by the borrower, nor by the co-borrower.  Due to                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                   Incomplete                                                                                                                                                 this, the [redacted] day right of rescission starts on [redacted], the                                                                             Buyer Comment (2023-07-17): Please see the attached from our online documents review system, this
                                                                                                                   and/or                                                                                                                                                     first business day after the Saturday closing date of [redacted], which                                                                            confirms the client received and viewed the closing package on [redacted] which included the the final
                                                                                                                   provided on                                                                                                                                                would make the disbursement date [redacted] versus [redacted].                                                                                     CD issued on the same day.
                                                                                                                   the wrong form

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-12): Received a duplicate Evidentiary Document which does not verify the Final
                                                                                                                                                                                                                                                                                                                                                                                                                                 CD dated [redacted] was received by the borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                 As stated in the prior comment, the borrower did not date the Final CD on the signature line. Therefore, the mailbox rule of [redacted] business days from issue date is utilized. The expected Final CD received date is [redacted], which results in an expected right to cancel expiration date of [redacted] and an eligible disbursement date of [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Documentation to verify that the borrower actually received the Final CD prior to [redacted], or a
                                                                                                                                                                                                                                                                                                                                                                                                                                 Letter of Explanation, Proof of Mail Delivery and Receipt, and a Re-opened Right to Cancel form is required. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-12): Please see the attached evidentiary document

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-11): The Final CD did not have a borrower signature date so the mailbox rule of [redacted] business days from issue date is utilized. The expected received date is [redacted] which results in the later rescission expiration. If the Final CD was received by borrower prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted], please provide evidentiary documentation to support the earlier delivery date.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-11): The closing took place on [redacted] as evidenced by all the other the
                                                                                                                                                                                                                                                                                                                                                                                                                                 Signed/dated closing documents that were executed in the presence of a Notary.
[redacted] [redacted] [redacted] 2019      28890388                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    Right to Cancel was executed by the borrowers on [redacted] with a                                                                                 Reviewer Comment (2023-07-18): Verification of earlier borrower receipt of the CD was provided.          07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                     rescission expiration date of [redacted]. Final Closing Disclosure                                                                                 Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                                                                                                   disclosed a disbursement date of [redacted]; however, the final closing                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                 disclosures were not dated by the borrower, nor by the co-borrower.  Due to                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                   Incomplete                                                                                                                                                 this, the [redacted] day right of rescission starts on [redacted], the                                                                             Buyer Comment (2023-07-17): Please see the attached from our online documents review system, this
                                                                                                                   and/or                                                                                                                                                     first business day after the Saturday closing date of [redacted], which                                                                            confirms the client received and viewed the closing package on [redacted] which included the the final
                                                                                                                   provided on                                                                                                                                                would make the disbursement date [redacted] versus [redacted].                                                                                     CD issued on the same day.
                                                                                                                   the wrong form

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-12): Received a duplicate Evidentiary Document which does not verify the Final
                                                                                                                                                                                                                                                                                                                                                                                                                                 CD dated [redacted] was received by the borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                 As stated in the prior comment, the borrower did not date the Final CD on the signature line. Therefore, the mailbox rule of [redacted] business days from issue date is utilized. The expected Final CD received date is [redacted], which results in an expected right to cancel expiration date of [redacted] and an eligible disbursement date of [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Documentation to verify that the borrower actually received the Final CD prior to [redacted], or a
                                                                                                                                                                                                                                                                                                                                                                                                                                 Letter of Explanation, Proof of Mail Delivery and Receipt, and a Re-opened Right to Cancel form is required. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-12): Please see the attached evidentiary document

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-11): The Final CD did not have a borrower signature date so the mailbox rule of [redacted] business days from issue date is utilized. The expected received date is [redacted] which results in the later rescission expiration. If the Final CD was received by borrower prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted], please provide evidentiary documentation to support the earlier delivery date.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-11): The closing took place on [redacted] as evidenced by all the other the
                                                                                                                                                                                                                                                                                                                                                                                                                                 Signed/dated closing documents that were executed in the presence of a Notary.
[redacted] [redacted] [redacted] 2019      28890389                         Credit     Credit        Miscellaneous Credit         Missing Document: Credit Payoff Statement(s) not provided                                                                                   Provide an updated payoff for the [redacted] lien to [redacted] to verify                                                                          Reviewer Comment (2023-07-11): Received an email from the existing second mortgage lender to verify the  07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                                                                                                                                                                                              that the balance listed on the final closing disclosure is sufficient to                                                                           existing loan was paid in full.                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              pay if off in full.  The payoff statement provided reflects the payoff for                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              the [redacted] lien as $[redacted] which matches the amount of the lien                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                              shown on the title search; however, the [redacted] lien payoff amount of                                                                           Buyer Comment (2023-07-11): Please see the attached screen shot from the servicer confirming the lien is
                                                                                                                                                                                                                                                                              $[redacted] is reflected on the final closing disclosure.                                                                                          paid in full.
[redacted] [redacted] [redacted] 2020      28890381                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2021      28890392                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2022      28890395                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2023      28890397                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2024      28890403                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2025      28890400                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                VT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2026      28890405                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2027      28890410                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2028      28890406                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2029      28890414                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2030      28890417                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2031      28890421                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2032      28890423                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2033      28890425                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2034      28890428                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2035      28890431                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2035      28890433                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Current paystub [redacted] University for borrower was not provided to                                                                             Reviewer Comment (2023-07-25): Revised [redacted] removing the income was provided. Excluded these       07/25/2023                       1          C          A          C          A          C          A          C          A          C          A                NE        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 confirm income.  Stub in file is from [redacted].                                                                                                  wages, exception cleared.                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-24): we removed the income from DTI ratios and its in line at [redacted]%. Please see updated [redacted] and [redacted] attached

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-21): The borrower's [redacted] University paystub in the file verifies the borrower was last paid on [redacted]. The [redacted] W-2 verifies the borrower received pay through
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. Subject loan closed [redacted]. Although the [redacted] shows the borrower is still active, it does not verify that the borrower is currently receiving income from this employment.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Borrower was qualified with $[redacted] from this employment. This income can be excluded which would only increase the DTI to [redacted]%. Excluding would require a corrected [redacted] and Final
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] for the borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                 If the income is to remain, documentation is required to verify the current receipt of income as required by Fannie Mae guidelines [redacted], Other Sources of Income ([redacted]): Documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                 Requirements for Current Receipt of Income.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-21): Per Fannie Mae [redacted], Secondary Employment Income (Second Job and
                                                                                                                                                                                                                                                                                                                                                                                                                                 Multiple Jobs) and Seasonal Income ([redacted]), the lender is only  required to verify the borrower has at least a [redacted]-year history of seasonal employment and income. A paystub dated with [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 days ofYTD income is not required for this income type.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-20): Fannie Mae guidelines require the recent paystub with at least [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 days of YTD earnings and the most recent W-2, or a [redacted]. The [redacted] that verifies the borrower is still an active employee does not meet the Fannie Mae requirements and a [redacted] income verification was not provided. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-19): The client is a seasonal employee who teaches in the fall. The VOE confirms the client is still an active seasonal employee and the earnings are determined using an average of the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] monrhs W2s on file.
[redacted] [redacted] [redacted] 2036      28890434                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                WV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2037      28890443                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2038      28890445                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2039      28890438                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2040      28890448                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-06): Seller acknowledges the exception. This exception is for informational                          07/06/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2041      28890450                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2042      28890455                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2042      28890457                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-07-11): .                                                                                                  07/11/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 2042      28890458                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-11): .                                                                                                  07/11/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 2043      28890452                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2044      28890459                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2045      28890463                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2046      28890466                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2047      28890469                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-11): Seller Acknowledges the exception, no change to grading                                            07/11/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 2047      28890470                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2048      28890473                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2049      28890475                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2050      28890479                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2051      28890481                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2052      28890490                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2053      28890486                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2054      28890494                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2055      28890498                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2056      28890501                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2057      28890502                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2057      28890504                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-07-19): Received proof the borrower viewed the appraisal on [redacted].           07/19/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant [redacted] business days prior  was provided a copy of the appraisal on [redacted] with an expected                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of [redacted], which is not at least [redacted] business days                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              prior to closing. File is missing evidence of actual receipt by the                                                                                Buyer Comment (2023-07-19): see attached
                                                                                                                                                                                                                                                                              borrower as required under the TILA HPML Appraisal Rule.
[redacted] [redacted] [redacted] 2057      28890505                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-19): Received proof the borrower viewed the appraisal on [redacted].           07/19/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                 Buyer Comment (2023-07-19): see attached
[redacted] [redacted] [redacted] 2058      28890508                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2059      28890511                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2060      28890514                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2060      28890515                         Compliance Compliance    Federal       Federal HPML   [redacted] HPML [redacted] Non Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Reviewer Comment (2023-07-11): Received proof the borrower viewed the appraisal on 05/15/2023.           07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                 Buyer Comment (2023-07-11): 7/11: see attached proof.
[redacted] [redacted] [redacted] 2060      28890516                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule ([redacted]): Creditor did not provide a     Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan.                                                                               Reviewer Comment (2023-07-11): Received proof the borrower viewed the appraisal on 05/15/2023.           07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                copy of each valuation to applicant [redacted] business days prior to Borrower was provided a copy of the appraisal on [redacted] with an                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        consummation.                                                         expected received date of [redacted], which is not at least [redacted]                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                              business days prior to closing on [redacted]. File is missing evidence of                                                                          Buyer Comment (2023-07-11): 7/11: see attached proof.
                                                                                                                                                                                                                                                                              actual receipt by the borrower as required under the TILA HPML Appraisal
                                                                                                                                                                                                                                                                              Rule.
[redacted] [redacted] [redacted] 2061      28890519                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2062      28890527                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2063      28890522                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2064      28890525                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2065      28890533                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2066      28890537                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2067      28890530                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2068      28890540                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2069      28890543                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2070      28890545                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2071      28890548                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2072      28890550                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2073      28890553                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2074      28890556                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2075      28890559                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2076      28890561                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2077      28890563                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2078      28890567                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2079      28890570                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2080      28890575                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2081      28890574                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2082      28890579                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2082      28890581                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form [redacted]  however, the Title Search verifies                                                                          Reviewer Comment (2023-07-18): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking,             07/18/2023            2          C          B          C          B          C          B          C          B          C          B                AR        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       the subject second mortgage paid off an existing second mortgage originated                                                                        the package was delivered on [redacted] ) and Re-opened Rescission using the correct model form                                                                                                                                                                                               Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             considered the original creditor. The [redacted]  form was used, the  by a different lender. Right to Cancel should be on Form[redacted] .                                                                               [redacted] .                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                           [redacted]  form should have been used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or                                                                                                                                                                                                                                                                                                        Buyer Comment (2023-07-18): Please clear as rescission period has ended.
                                                                                                                   provided on
                                                                                                                   the wrong form
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-13): Prior comment has been disregarded.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-13): Please disregard prior comment, this needs until [redacted]  to be cleared.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-13): Please clear as rescission period has ended.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-11): Received the right to cancel cure documentation and UPS Tracking verifies the label was only created. This exception cannot be reviewed until the package has been received by the borrowers and the right to cancel expiration date of [redacted]  has passed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-11): Please see attached package mailed to client correcting the issue.
[redacted] [redacted] [redacted] 2083      28890584                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-07): Seller acknowledges the exception. This exception is for informational                          07/07/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2084      28890588                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2085      28890591                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2086      28890593                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2087      28890595                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2088      28890599                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2089      28890602                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2090      28890604                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2091      28890610                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2092      28890612                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2093      28890614                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2094      28890618                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2095      28890623                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2096      28890620                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2097      28890626                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2098      28890631                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2099      28890634                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2100      28890637                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2101      28890640                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2101      28890642                         Credit     Loan Package  Application / Missing        Missing Document: Tax Certificate not provided                                                                                              File is missing the tax certificate for the subject property to verify the                                                                         Reviewer Comment (2023-07-20): Received the tax certificate for the subject property.                    07/20/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Document                                                                                                                                                   monthly real estate tax amount used for qualification. The title search                                                                                                                                                                                                                                                                                                                                                                          Cash-out -
                                                                                                                                                                                                                                                                              does not verify real estate taxes. Upon receipt of the missing tax                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                              certificate, additional conditions may apply.                                                                                                      Buyer Comment (2023-07-19): please see the tax cert attached
[redacted] [redacted] [redacted] 2101      28890644                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form [redacted]  however, the Title Search verifies                                                                          Reviewer Comment (2023-07-27): RTC provided with new new rescission period.  Exception Cured                        07/27/2023            2          C          B          C          B          C          B          C          B          C          B                PA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       the subject second mortgage paid off an existing second mortgage originated                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             considered the original creditor. The [redacted]  form was used, the  by a different lender. Right to Cancel should be on Form [redacted] .                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                   Incorrect,                                                                           [redacted]  form should have been used.                                                                                                                                                                                  Buyer Comment (2023-07-27): ROR period has expired, please review to clear
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on                                                                                                                                                                                                                                                                                                   Reviewer Comment (2023-07-20): Received the right to cancel cure documentation and UPS Tracking verifies
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                the package in enroute. This exception cannot be reviewed until the package has been received by the borrowers and the right to cancel expiration date of [redacted]  has passed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-20): please see attached
[redacted] [redacted] [redacted] 2102      28890645                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2103      28890648                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2104      28890652                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2105      28890653                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2105      28890655                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Subject loan was originated under the Higher Priced QM (APOR) designation                                                                          Reviewer Comment (2023-07-20): Received the revised QM Findings dated [redacted]  with the loan          07/20/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation   however, based on fees testing the subject loan has tested as Safe Harbor                                                                          designation restated to Higher Priced QM (APOR).                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Higher Priced QM (APOR).                                           QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-20): Please see the updated QM Summary Form attached

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-19): The variance is in our rate set date. If we use the rate lock date that's on the QM workbook (initial lock), we would be SHQM (APOR). If we use the closing date as stated in the rebuttal we'd be SHQM (APOR). However, the date the rate changed was [redacted]  which uses an index date of [redacted] , index of [redacted] %, and a threshold of [redacted] % for SHQM (APOR), which we exceed at [redacted] %. Before sending this up, please confirm that we're using the correct rate set date.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-18): [redacted] has QM Safe Harbor, [redacted] has High Priced QM. Was was
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] on initial lock of [redacted] . Rate change to [redacted] % on [redacted]  but APOR index date of [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 remains the same. There are no attestation letters we need to provide for the Appraisal Management
                                                                                                                                                                                                                                                                                                                                                                                                                                 Services fee or Title-Notary fee. The discrepancy appears to be tied to the Odd Days interest. To resolve, please see the attached APR tool from the [redacted] website, thank you
[redacted] [redacted] [redacted] 2106      28890658                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2107      28890665                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2108      28890661                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2109      28890668                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2110      28890670                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2111      28890674                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2112      28890677                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2113      28890680                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2114      28890682                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2115      28890685                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2116      28890689                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2117      28890691                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2118      28890696                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2119      28890698                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2120      28890699                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2121      28890703                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2122      28890706                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2123      28890709                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2124      28890713                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2125      28890715                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2126      28890718                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2127      28890721                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2128      28890730                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2129      28890726                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2130      28890724                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2131      28890735                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2132      28890741                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2132      28890743                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The borrower's most recent paystub is missing.  Upon receipt of the                                                                                Reviewer Comment (2023-07-12): Received the borrower's current YTD paystub.                              07/12/2023                       1          C          A          C          A          C          A          C          A          C          A                WI        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 paystub, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-12): [redacted] : see the attached paystub.
[redacted] [redacted] [redacted] 2133      28890738                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2134      28890745                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2135      28890747                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2136      28890749                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2137      28890754                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2138      28890764                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2139      28890759                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2140      28890756                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2141      28890767                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2142      28890770                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2143      28890773                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2143      28890775                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted] ): Originator Loan          Due to a DTI of [redacted] %, the subject loan designation is QM (APOR)                                                                            Reviewer Comment (2023-07-19): Received the Schedule E income worksheet which included add backs for one 07/19/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Designation of Higher Priced QM (APOR) does not match Due Diligence   Risk.                                                                                                                                              time property repairs. File contains [redacted] invoices for exterior housing painting for $[redacted]                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Loan Designation of QM (APOR) Risk.                                                                                                                                                                                      (Doc [redacted] ) and $[redacted] for new bedroom flooring (Doc [redacted] ). Borrower reported                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted] for repairs on the [redacted] Schedule E, which has been added back and results in a one                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 year rent loss is of -$[redacted] . DTI is now [redacted] %.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-19): see attached
[redacted] [redacted] [redacted] 2143      28890776                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor and QM DTIs match and both moderately   General QM: The DTI calculated in accordance with the Lenders         Borrower was qualified with a net rental loss of -$[redacted] however,                                                                             Reviewer Comment (2023-07-19): Received the Schedule E income worksheet which included add backs for one 07/19/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   exceed Guidelines                                                     Guidelines and [redacted]  of [redacted] % moderately exceeds the     Schedule E verifies a net rental loss -$[redacted] resulting in a DTI of                                                                           time property repairs. File contains [redacted] invoices for exterior housing painting for $[redacted]                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        guideline maximum of [redacted] %. (DTI Exception is eligible to be   [redacted] %, which exceeds the guideline maximum DTI of [redacted] %.                                                                             (Doc [redacted] ) and $[redacted] for new bedroom flooring (Doc [redacted] ). Borrower reported                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        regraded with compensating factors.)                                                                                                                                                                                     $[redacted] for repairs on the [redacted] Schedule E, which has been added back and results in a one                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 year rent loss is of -$[redacted] . DTI is now [redacted] %.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-19): please see attached
[redacted] [redacted] [redacted] 2143      28890777                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Borrower was qualified with a net rental loss of -$[redacted] however,                                                                             Reviewer Comment (2023-07-19): Received the Schedule E income worksheet which included add backs for one 07/19/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                Schedule E verifies a net rental loss -$[redacted] resulting in a DTI of                                                                           time property repairs. File contains [redacted] invoices for exterior housing painting for $[redacted]                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                               [redacted] %, which exceeds the guideline maximum DTI of [redacted] %.                                                                             (Doc [redacted] ) and $[redacted] for new bedroom flooring (Doc [redacted] ). Borrower reported                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 $[redacted] for repairs on the [redacted] Schedule E, which has been added back and results in a one                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 year rent loss is of -$[redacted] . DTI is now [redacted] %.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-19): see attached
[redacted] [redacted] [redacted] 2143      28890778                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Due to a DTI of [redacted] %, the subject loan is at QM Risk.                                                                                      Reviewer Comment (2023-07-19): Received the Schedule E income worksheet which included add backs for one 07/19/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                                                                                                                                                                      time property repairs. File contains [redacted] invoices for exterior housing painting for $[redacted]                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                 (Doc [redacted] ) and $[redacted] for new bedroom flooring (Doc [redacted] ). Borrower reported                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted] for repairs on the [redacted] Schedule E, which has been added back and results in a one                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 year rent loss is of -$[redacted] . DTI is now [redacted] %.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-19): please see attached
[redacted] [redacted] [redacted] 2144      28890780                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2145      28890782                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2146      28890785                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2147      28890788                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2148      28890791                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2149      28890794                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2150      28890796                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2151      28890799                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2152      28890803                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2153      28890807                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2154      29115292                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-28): Client acknowledges exception.  This exception is for informational                             09/28/2023 3                     A                     A                     A                     A                     A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2155      28890813                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2156      28890816                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2157      28890819                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2157      28890821                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Please provide the lender's income calculations to support the variable                                                                            Reviewer Comment (2023-07-11): Received the lender's income calculations for the borrower's wages, bonus 07/11/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 income used. Variable income is stable and increasing based on diligence                                                                           and overtime incomes.                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              calculations, workbook only being requested as a supporting document due to                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              multiple variable income streams and breakdown not being in the file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-11): [redacted]: see the attached calculations.
[redacted] [redacted] [redacted] 2158      28890824                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2158      28890826                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          Maryland Higher-Priced Mortgage Loan:  Borrower not provided with     Subject loan has tested as a Maryland Higher-Priced Mortgage Loan. File is                                                                         Buyer Comment (2023-07-11): .                                                                                                  07/11/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 2158      28890827                         Compliance Compliance    State         State HPML     Maryland HPML Threshold Test Non-Compliant                            Maryland Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                             Buyer Comment (2023-07-11): .                                                                                                  07/11/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 2159      28890828                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2160      28890832                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2161      28890836                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2162      28890838                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2163      28890841                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2164      28890844                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2165      28890846                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2166      28890848                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2167      28890851                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2168      28890853                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2168      28890855                         Credit     Credit        Miscellaneous Credit         Missing Document: Credit Letter of Explanation (LOE) not provided                                                                           Borrower was qualified with a new loan issued by the lender on[redacted]                                                                           Reviewer Comment (2023-07-13): Received this attestation: "Rocket loans is a personal loan company, they 07/13/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                                                                                                                                                                                              for $[redacted]. File contains a loan confirmation to verify only the                                                                              only issue personal loans. We have included all debts." Exception has been cleared.                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                                                                                              payment and balance of the new loan however, this document does not verify                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                                                                                              the type of loan. Unable to verify if this loan is an equity loan on the
                                                                                                                                                                                                                                                                              subject property, an installment loan or revolving credit card. Upon                                                                               Buyer Comment (2023-07-13): [redacted]: Rocket loans is a personal loan company, they only issue
                                                                                                                                                                                                                                                                              receipt of the account clarification, additional conditions may apply.                                                                             personal loans. We have included all debts.
[redacted] [redacted] [redacted] 2169      28890860                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2170      28890857                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2171      28890861                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2172      28890866                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2173      28890863                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2174      28890869                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2175      28890872                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2176      28890875                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2177      28890878                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              C        A       A        A      A          A          C        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2177      28890880                         Property   Property -    Appraisal     Property -     Appraiser's license or certification was not active at the time of    -                                                                     Per ASC appraiser license is valid as of [redacted]. Confirmation of valid                                                                         Reviewer Comment (2023-07-13): Received the appraiser's license for the State of Illinois which verifies 07/13/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       A        A      A          A          C        A        Higher      Higher  No
                                                                                       Appraisal     Data          Appraisal      the appraisal.                                                                                                                              license at time of inspection not found in file.                                                                                                   an effective date of [redacted].                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Integrity                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-13): Please see attached confirmation that the appraiser has held a license since
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] and that [redacted] was the most recent renewal.
[redacted] [redacted] [redacted] 2178      28890882                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2179      28890883                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2180      28890888                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2181      28890890                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2181      28890893                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan           Loan Designation of Higher Priced QM (APOR) does not match Due Diligence                                                                           Reviewer Comment (2023-07-13): Included AMC fee in APR calculation.                                      07/13/2023                       1          B          A          C          A          B          A          C          A          B          A                NC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Designation of Higher Priced QM (APOR) does not match Due Diligence   Loan Designation of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Loan Designation of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-13): Per the attached attestation, the Appraisal management fee should be                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 included as a finance charge. Please inculde this fee and re-run the test to resolve QM< designation mismatch.
[redacted] [redacted] [redacted] 2182      28890896                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                AK        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2183      28890899                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2184      28890902                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                OK        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2184      28890905                         Compliance Compliance    State         State HPML     (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML   Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                             Buyer Comment (2023-07-13): Seller acknowledges the exception, no change to grading                                            07/13/2023 2          B          B          B          B          B          B          B          B          B          B                OK        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   Threshold)                                                            [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 2185      28890906                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2186      28890910                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2187      28890912                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2187      28890914                         Compliance Compliance    Federal       ATR/QM Defect  Self-Employed Tax Return Recency - QM                                 General QM: Self Employed Tax Returns - The business or personal tax  Borrower was qualified with self-employed income which was verified with                                                                           Buyer Comment (2023-07-19): .                                                                                                  07/19/2023 2          B          B          B          B          B          B          B          B          B          B                MI        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         returns provided are not the most recent. Application Date            the [redacted] and [redacted] business tax returns. Subject loan closed on                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted],  Most Recent Tax Return End Date [redacted], Tax Return   [redacted] which is after the IRS business tax return filing deadline of                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Due Date[redacted]                                                    [redacted]. File is missing the [redacted] business tax return, or the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                              [redacted] business tax return filing extension.
[redacted] [redacted] [redacted] 2188      28890920                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2189      28890915                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2190      28890926                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2190      28890927                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-13): Received proof the borrower viewed the appraisal on [redacted]            07/13/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                 Buyer Comment (2023-07-13): Please see the attached screen shot from our online documents review system showing the client viewed the appraisal on [redacted]
[redacted] [redacted] [redacted] 2190      28890928                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject Loan has tested as Federal High-priced Mortgage Loan. Borrower has                                                                         Reviewer Comment (2023-07-13): Received proof the borrower viewed the appraisal on [redacted]            07/13/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   provided a copy of appraisal on [redacted]  with expected received date                                                                                                                                                                                                                                                                                                                                                                          Cash-out -
                                                                                                                                                                                                        to consummation.                                                      of[redacted] which is not at least 3 days prior to closing date on                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                              [redacted]. File is missing of actual receipt by the borrower as required                                                                          Buyer Comment (2023-07-13): Please see the attached screen shot from our online documents review system
                                                                                                                                                                                                                                                                              under the TIL HPML Appraisal rule                                                                                                                  showing the client viewed the appraisal on [redacted]
[redacted] [redacted] [redacted] 2191      28890923                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2192      28890930                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2193      28890935                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2194      28890938                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2195      28890944                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2196      28890941                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2197      28890946                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2198      28890949                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2199      28890951                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2200      28890953                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2201      28890956                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2202      28890958                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2203      28890963                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2204      28890967                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2204      28890968                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-13): Received proof the borrower viewed the appraisal on [redacted]            07/13/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                 Buyer Comment (2023-07-13): [redacted]: see attached proof.
[redacted] [redacted] [redacted] 2204      28890969                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-07-13): Received proof the borrower viewed the [redacted] on [redacted]           07/13/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the appraisal on [redacted] with an expected                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of [redacted]3, which is not at least 3 business days prior                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                                                                                              to closing on[redacted]. File is missing evidence of actual receipt by the                                                                         Buyer Comment (2023-07-13): [redacted]: see attached proof.
                                                                                                                                                                                                                                                                              borrower as required under the TILA HPML Appraisal Rule.
[redacted] [redacted] [redacted] 2205      28890971                         Compliance Compliance    Federal       ATR/QM Defect  Self-Employed Tax Return Recency - QM                                 General QM: Self Employed Tax Returns - The business or personal tax  Borrower was qualified with self-employed income which was verified with                                                                           Buyer Comment (2023-07-18): .                                                                                                  07/18/2023 2          B          B          B          B          B          B          B          B          B          B                VA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         returns provided are not the most recent. Application Date [redacted] the[redacted] business tax returns. Subject loan closed on [redacted] which                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Most Recent Tax Return End Date [redacted], Tax Return Due Date       is after the [redacted] filing deadline of [redacted] The file contained                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [redacted]                                                            the business tax return extension for [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 2205      28890972                         Compliance Compliance    Federal       TRID Defect    TRID [redacted]APR Inaccurate - Regular Transaction Timing Without    TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed  [redacted] disclosed an APR of [redacted]%; calculated APR is [redacted]%.                                                                         Reviewer Comment (2023-07-18): [redacted]received attestaton on appraisal management fee included in     07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -   TRID timing exception, no remediation available.                           C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                   Waiver                                                                on[redacted] is inaccurate (off by more than [redacted]%) compared to Variance of [redacted]% is greater than [redacted]%.                                                                                               finance charge purpose                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        actual APR at consummation. [redacted] not provided to Borrower at                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                                         QM
                                                                                                                                                                                                        least three (3) business days prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-18): Please see the attestation letter attached for the Appraisal Management
                                                                                                                                                                                                                                                                                                                                                                                                                                 Services fee and update to include it as a prepaid finance charge in your calculation for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Additionally, we disagree the $[redacted] credit monitoring fee should be included. Thank you
[redacted] [redacted] [redacted] 2205      28890973                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2205      28890974                         Credit     Loan Package  Application / Missing        Missing Document: Tax Certificate not provided                                                                                              The file was missing the tax certificate for the subject property to verify                                                                        Reviewer Comment (2023-07-19): [redacted]provided. Exception cleared.                                    07/19/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Document                                                                                                                                                   the tax amount used for qualification.                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-18): tax cert attached                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 2206      28890976                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2207      28890978                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2208      28890985                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2209      28890986                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2209      28890990                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form H-9 however, the Title Search verifies the first                                                                        Reviewer Comment (2023-07-26): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking,             07/26/2023            2          C          B          C          B          C          B          C          B          C          B                NC        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       lien mortgage is in the name of a different lender. Right to Cancel should                                                                         the package was delivered on[redacted] and Re-opened Rescission using the correct model form [redacted]                                                                                                                                                                                       Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             considered the original creditor. The H-9 form was used, the H-8 form be on Form H-8.                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                           should have been used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-07-25): Please clear/approve as the rescission date has now expired and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-07-18): Received the right to cancel cure documentation and UPS Tracking verifies the package is on the way to the borrowers. This exception cannot be reviewed until the package has been received by the borrowers and the right to cancel expiration date of[redacted] has passed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-18): please see H8 redisclosure attached

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-13): Received a duplicate mortgage statement. As stated in the exception comment, the Title Search provided in the file verifies the first lien mortgage is in the name of a different lender (XXXXXXXXXXXXX), which requires the Right to Cancel to be on Form[redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 A revised title search to verify the mortgagor is now XXXXXXXXXXXXX, or a Letter of Explanation, Proof
                                                                                                                                                                                                                                                                                                                                                                                                                                 of Mail Delivery and Receipt, and Re-opened Rescission using the correct model form is required.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-13): please see mortgage statement attached confirming the first lien is with
                                                                                                                                                                                                                                                                                                                                                                                                                                 Rocket. No second lien was paid off with this transaction, use of the H9 is acceptable
[redacted] [redacted] [redacted] 2210      28890996                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2210      28890997                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The co-borrower's paystub is illegible. Upon receipt of the legible                                                                                Reviewer Comment (2023-07-14): Received the co-borrower's legible paystub.                               07/14/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 paystub, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-14): Please see attached legible paystub.
[redacted] [redacted] [redacted] 2211      28890993                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2212      28891001                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2213      28891006                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2214      28891010                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                MT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2215      28891013                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2216      28891016                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2217      28891018                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2218      28891021                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2219      28891024                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2220      28891027                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                AK        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2221      28891029                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2222      28891035                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2223      28891032                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2224      28891037                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2225      28891041                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2226      28891046                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2227      28891052                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2228      28891049                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2229      28891055                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2230      28891059                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2231      28891060                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2232      28891064                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2233      28891066                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                HI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2234      28891069                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2235      28891082                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2236      28891080                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2237      28891076                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2238      28891074                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2239      28891085                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2240      28891092                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2241      28891088                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                SD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2242      28891096                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2243      28891099                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2243      28891100                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-14): Received proof the borrower viewed the appraisal on [redacted]            07/14/2023                       1          C          A          C          A          C          A          C          A          C          A                IN        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                 Buyer Comment (2023-07-14): see attached
[redacted] [redacted] [redacted] 2243      28891101                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-07-14): Received proof the borrower viewed the appraisal on [redacted]            07/14/2023                       1          C          A          C          A          C          A          C          A          C          A                IN        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the appraisal on [redacted] with an expected                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of [redacted] which is not at least 3 business days prior to                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                                                                                              closing on [redacted]. File is missing evidence of actual receipt by the                                                                           Buyer Comment (2023-07-14): see attached
                                                                                                                                                                                                                                                                              borrower as required under the TILA HPML Appraisal Rule.
[redacted] [redacted] [redacted] 2244      28891111                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2245      28891107                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2246      28891112                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2247      28891114                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2248      28891119                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2248      28891120                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-12): Received proof the borrower viewed the appraisal on 05/16/2023.           07/12/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                 Buyer Comment (2023-07-12): Please see the attached screen shot from our online documents system showing the client viewed the appraisal on [redacted]
[redacted] [redacted] [redacted] 2248      28891121                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-07-12): Received proof the borrower viewed the appraisal on 05/16/2023.           07/12/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the appraisal on [redacted] with an expected                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of [redacted], which is not at least 3 business days prior to                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              closing on [redacted]. File is missing evidence of actual receipt by the                                                                           Buyer Comment (2023-07-12): Please see the attached screen shot from our online documents system showing
                                                                                                                                                                                                                                                                              borrower as required under the TILA HPML Appraisal Rule.                                                                                           the client viewed the appraisal on [redacted]
[redacted] [redacted] [redacted] 2249      28891124                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2249      28891126                         Compliance Compliance    State         State HPML     Massachusetts HPML Threshold Test Compliant                           Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                        Buyer Comment (2023-07-12): .                                                                                                  07/12/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 2250      28891127                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2251      28891134                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2252      28891132                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2253      28891141                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2254      28891136                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2255      28891153                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2256      28891151                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2257      28891144                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2257      28891145                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA                                                                                                                                                          Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-07-10): Per [redacted] Mortgage's policy, no PDI is required.                                           07/10/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                                                                                                                                                                        inspected post  disaster but [redacted]                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                                                                                                          disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                                                                                                                                                                                                                                          pre-FEMA        end date. Date of
                                                                                                                                                                                                                                                                                                                                                          declaration of  disaster:[redacted]
                                                                                                                                                                                                                                                                                                                                                          disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 2257      28891148                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form H-9 however, the Title Search verifies the                                                                              Reviewer Comment (2023-07-19): Provided: Letter of Explanation, Proof of Delivery ([redacted]), and                 07/19/2023            2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       B        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       subject second mortgage paid off an existing second mortgage originated by                                                                         Rescission reopened using the correct model form, ending at midnight on [redacted]. Exception cured.                                                                                                                                                                                          Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             considered the original creditor. The H-9 form was used, the H-8 form a different lender. Right to Cancel should be on Form H-8.                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                   Incorrect,                                                                           should have been used.
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-07-18): Rescission period ends tonight, please review to clear.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-07-12): Received the right to cancel cure documentation and UPS Tracking verifies the label was only created. This exception cannot be reviewed until the package has been received by the borrowers and the right to cancel expiration date of [redacted] has passed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-12): Please see the attached for the new [redacted] package.
[redacted] [redacted] [redacted] 2258      28891157                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2259      28891160                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-10): Seller acknowledges the exception. This exception is for informational                          07/10/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2260      28891162                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2261      28891164                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2262      28891167                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2263      28891170                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2264      28891172                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2265      28891175                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2265      28891177                         Credit     Insurance     Insurance     Insurance      Missing Document: [redacted]ot provided                                                                                                     File is missing the[redacted] to verify sufficient coverage and the annual                                                                         Reviewer Comment (2023-07-14): Received the[redacted]                                                    07/14/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation                                                                                                                                                            premium. Upon receipt of the missing [redacted], additional conditions may                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                              apply.                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-14): please see attached
[redacted] [redacted] [redacted] 2265      28891178                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-14): Received proof the borrower viewed the [redacted] on [redacted]           07/14/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                 Buyer Comment (2023-07-14): please see attached
[redacted] [redacted] [redacted] 2265      28891179                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML [redacted] Rule (Dodd-Frank 2014): Creditor did not provide Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-07-14): Received proof the borrower viewed the [redacted] on[redacted]            07/14/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the appraisal on [redacted] with an expected                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of 0[redacted], which is not at least [redacted] business                                                                                                                                                                                                                                                                                                                                                                          Other
                                                                                                                                                                                                                                                                              days prior to closing on [redacted]. File is missing evidence of actual                                                                            Buyer Comment (2023-07-14): please see attached
                                                                                                                                                                                                                                                                              receipt by the borrower as required under the TILA HPML Appraisal Rule.
[redacted] [redacted] [redacted] 2266      28891182                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2267      28891186                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2268      28891188                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2268      28891190                         Credit     Income /      Income        Income /       Income Docs Missing:                                                                                                                        The file was missing a clear copy of the [redacted] for the second home in                                                                         Reviewer Comment (2023-07-12): Received a legible insurance dec page for the borrower's second home      07/12/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 [redacted]                                                                                                                                         property.                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-12): Dec page attached
[redacted] [redacted] [redacted] 2269      28891191                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-11): Seller acknowledges the exception. This exception is for informational                          07/11/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2270      28891195                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2271      28891197                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2272      28891200                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2273      28891202                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2274      28891204                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2274      28891206                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The Borrower's most recent paystub is illegible.  Upon receipt of the                                                                              Reviewer Comment (2023-07-14): Received the borrower's legible paystub.                                  07/14/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 legible paystub, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-14): Please see the attached legible paystub
[redacted] [redacted] [redacted] 2275      28891208                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2276      28891211                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2277      28891215                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2278      28891218                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                RI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2279      28891223                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2279      28891225                         Credit     Borrower and  Mortgage /    Borrower and   Guideline Requirement: Combined High loan to value discrepancy.       Calculated high loan to value percentage of ___ exceeds Guideline     Subject loan was approved with an HCLTV of [redacted]% and the Final 1003   Borrower has    DTI of [redacted]% is < SitusAMC                       Reviewer Comment (2023-07-18): Client request to downgrade with compensating factors.                                          07/18/2023 2          C          B          C          B          C          B          C          B          C          B                AZ        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                       Mortgage      Program       Mortgage                                                                             high loan to value percentage of ___                                  disclosed a first lien mortgage balance of $[redacted]. However, the most   worked in the   guideline maximum DTI                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Eligibility   Eligibility   Eligibility                                                                                                                                                recent mortgage payoff statement dated [redacted] verified a current        same position   of [redacted]%.         SitusAMC                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              balance of $[redacted] resulting in an HCLTV of [redacted]%, which exceeds  for more than                                                          Reviewer Comment (2023-07-14): Received a first lien mortgage transaction history which verifies a                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                                                                                                                                                                              the guideline maximum HLTV of [redacted]%.                                  [redacted]                              SitusAMC,Originator,Aggregator current balance of $[redacted]. HCLTV decreased to [redacted]%, which still exceeds the guideline
                                                                                                                                                                                                                                                                                                                                                          years.                                                                 maximum HCLTV of [redacted]% for the borrower's qualifying FICO score below [redacted]. Exception
                                                                                                                                                                                                                                                                                                                                                                                                  SitusAMC                       remains.
                                                                                                                                                                                                                                                                                                                                                          Borrower has
                                                                                                                                                                                                                                                                                                                                                          been employed
                                                                                                                                                                                                                                                                                                                                                          in the same                                                            Buyer Comment (2023-07-14): [redacted]: see the atatched transaction history.
                                                                                                                                                                                                                                                                                                                                                          industry for
                                                                                                                                                                                                                                                                                                                                                          more than
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.

                                                                                                                                                                                                                                                                                                                                                          The qualifying
                                                                                                                                                                                                                                                                                                                                                          DTI on the loan
                                                                                                                                                                                                                                                                                                                                                          is at least
                                                                                                                                                                                                                                                                                                                                                          [redacted]%
                                                                                                                                                                                                                                                                                                                                                          less than the
                                                                                                                                                                                                                                                                                                                                                          guideline
                                                                                                                                                                                                                                                                                                                                                          maximum.

                                                                                                                                                                                                                                                                                                                                                          Borrower has
                                                                                                                                                                                                                                                                                                                                                          verified
                                                                                                                                                                                                                                                                                                                                                          disposable
                                                                                                                                                                                                                                                                                                                                                          income of at
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          $[redacted].
[redacted] [redacted] [redacted] 2279      28891226                         Credit     Credit        AUS           Guideline      Guideline Requirement: Combined loan to value discrepancy.            Calculated combined loan to value percentage of ___ exceeds Guideline Subject loan was approved with a CLTV of [redacted]% and the Final 1003     Borrower has    DTI of [redacted]% is < SitusAMC                       Reviewer Comment (2023-07-18): Client request to downgrade with compensating factors.                                          07/18/2023 2          C          B          C          B          C          B          C          B          C          B                AZ        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                                                                                      combined loan to value percentage of ___.                             disclosed a first lien mortgage balance of $[redacted]. However, the most   been employed   guideline maximum DTI                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                               recent mortgage payoff statement dated [redacted] verified a current        in the same     of [redacted]%.         SitusAMC                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                              balance of $[redacted] resulting in a CLTV of [redacted]%, which exceeds    industry for                                                           Reviewer Comment (2023-07-14): Received a first lien mortgage transaction history which verifies a                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                                                                                                                                                                              the guideline maximum HLTV of [redacted]%.                                  more than                               SitusAMC,Originator,Aggregator current balance of $[redacted]. CLTV decreased to [redacted]%, which still exceeds the guideline maximum
                                                                                                                                                                                                                                                                                                                                                          [redacted]                                                             CLTV of [redacted]% for the borrower's qualifying FICO score below [redacted]. Exception remains.
                                                                                                                                                                                                                                                                                                                                                          years.                                  SitusAMC

                                                                                                                                                                                                                                                                                                                                                          Borrower has                                                           Buyer Comment (2023-07-14): 7/14: see the atatched transaction history.
                                                                                                                                                                                                                                                                                                                                                          worked in the
                                                                                                                                                                                                                                                                                                                                                          same position
                                                                                                                                                                                                                                                                                                                                                          for more than
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.

                                                                                                                                                                                                                                                                                                                                                          The qualifying
                                                                                                                                                                                                                                                                                                                                                          DTI on the loan
                                                                                                                                                                                                                                                                                                                                                          is at least
                                                                                                                                                                                                                                                                                                                                                          [redacted]%
                                                                                                                                                                                                                                                                                                                                                          less than the
                                                                                                                                                                                                                                                                                                                                                          guideline
                                                                                                                                                                                                                                                                                                                                                          maximum.

                                                                                                                                                                                                                                                                                                                                                          Borrower has
                                                                                                                                                                                                                                                                                                                                                          verified
                                                                                                                                                                                                                                                                                                                                                          disposable
                                                                                                                                                                                                                                                                                                                                                          income of at
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          $[redacted].
[redacted] [redacted] [redacted] 2280      28891229                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2281      28891232                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2282      28891237                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2283      28891244                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2284      28891238                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2285      28891249                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2285      28891250                         Compliance Compliance    Federal       ATR/QM Defect  Self-Employed Tax Return Recency - QM                                 General QM: Self Employed Tax Returns - The business or personal tax                                                                                                                                                     Buyer Comment (2023-07-18): .                                                                                                  07/18/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         returns provided are not the most recent. Application Date [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Most Recent Tax Return End Date [redacted], Tax Return Due Date                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 2285      28891251                         Compliance Compliance    Federal       ATR/QM Defect  Self-Employed Tax Return Recency - QM                                 General QM: Self Employed Tax Returns - The business or personal tax                                                                                                                                                     Buyer Comment (2023-07-18): .                                                                                                  07/18/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         returns provided are not the most recent. Application Date                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        [redacted],  Most Recent Tax Return End Date [redacted], Tax Return                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Due Date [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 2286      28891246                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2287      28891253                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2288      28891254                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2288      28891255                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA        Disaster Name: ___                                                    Subject property was appraised on [redacted] after the FEMA disaster        Property        The subject property    SitusAMC,Aggregator            Reviewer Comment (2023-07-13): The subject property was appraised on [redacted] after the FEMA disaster                        07/13/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                      Disaster Declaration Date: ___                                        (Severe Winter Storms, Straight-Line Winds, Flooding, Landslides and        inspected post  was appraised on                                       start date of [redacted]. PDI is not required per client guides.                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              Mudslides) dated [redacted]. File is missing a property inspection dated    disaster but    [redacted] after the                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              after the disaster, or the lender's Rep and warranty attestation along with pre-FEMA        FEMA disaster start                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                              visible confirmation that the subject property was not damaged.             declaration of  date of [redacted]. PDI
                                                                                                                                                                                                                                                                                                                                                          disaster end    is not required per
                                                                                                                                                                                                                                                                                                                                                          date.           client guides.
[redacted] [redacted] [redacted] 2289      28891260                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2290      28891262                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2291      28891265                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2292      28891268                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2293      28891272                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2294      28891276                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2295      28891280                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2296      28891282                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2297      28891286                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2298      28891288                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2299      28891290                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2300      28891293                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2301      28891297                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2302      28891299                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2303      28891303                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2303      28891304                         Compliance Compliance    Federal       ATR/QM Defect  QM Points and Fees 2021                                               Qualified Mortgage (Dodd Frank [redacted]): Points and Fees on                                                                                                                                                           Reviewer Comment (2023-07-19): Received the revised QM Findings dated 07/19/2023 with the loan           07/19/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         subject loan of [redacted]% is in excess of the allowable maximum of                                                                                                                                                     designation restated to Non-QM.                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                                                                                        the greater of .[redacted]% of the Federal Total Loan Amount and                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        $[redacted] ([redacted]). Points and Fees total $[redacted] on a
                                                                                                                                                                                                        Federal Total Loan Amount of $[redacted] vs. an allowable total of                                                                                                                                                       Buyer Comment (2023-07-19): Please see the attached for the updated Qm findings
                                                                                                                                                                                                        $[redacted] and $3[redacted][redacted]) (an overage of [redacted]).
[redacted] [redacted] [redacted] 2303      28891305                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Due to failing the QM points and fees test, the subject loan designation is                                                                        Reviewer Comment (2023-07-19): Received the revised QM Findings dated 07/19/2023 with the loan           07/19/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation   QM (APOR) Fail.                                                                                                                                    designation restated to Non-QM.                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                                                                                        of QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-19): Please see the attached for the updated Qm findings
[redacted] [redacted] [redacted] 2304      28891307                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2305      28891309                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2305      28891312                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-07-14): .                                                                                                  07/14/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 2305      28891313                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-14): .                                                                                                  07/14/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or [redacted] of [redacted]% is equal to or greater than                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        the threshold of APOR [redacted]% + [redacted]%, or [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 2306      28891315                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2306      28891317                         Compliance Compliance    State         State Defect   Rhode Island High Cost Analysis Timing                                Rhode Island Home Loan:  High-cost Analysis not documented and        Subject loan has tested as a Rhode Island High Cost Mortgage Loan. The                                                                             Reviewer Comment (2023-07-17): Subject loan is not a High Cost loan. Evidence that state High Cost       07/17/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         substantiated prior to closing of the loan.                           State High Cost Analysis is dated [redacted] which is after the subject                                                                            testing was completed prior to closing was provided. Exception cleared.                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                              loan closed on [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                        Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-14): Please see attached
[redacted] [redacted] [redacted] 2307      28891318                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2308      28891321                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2309      28891325                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2310      28891327                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2311      28891331                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2312      28891336                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2312      28891338                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-14): .                                                                                                  07/14/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 2312      28891339                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-07-14): .                                                                                                  07/14/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 2313      28891340                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2314      28891347                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2315      28891349                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2316      28891351                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2317      28891354                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2318      28891359                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2319      28891362                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2320      28891365                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2321      28891374                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2322      28891370                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2322      28891371                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     File is missing the insurance policy for this investment property. Upon                                                                            Reviewer Comment (2023-07-17): Evidence of [redacted] being paid the 1st lien was provided. Exception    07/17/2023                       1          C          A          C          A          C          A          C          A          C          A                IN        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Document                                                                                                                                                   receipt of the missing property expense verifications, additional                                                                                  cleared.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-14): Please see attached confirmation from creditor for non-subject lien that v is included in the payment amount on the credit report.
[redacted] [redacted] [redacted] 2323      28891378                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2323      28891379                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-14): Received proof the borrower viewed the appraisal on[redacted]             07/14/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Mortgage Loan.                                                                                                                                                                     Buyer Comment (2023-07-14): [redacted]: see attached appraisal viewd proof
[redacted] [redacted] [redacted] 2323      28891380                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-07-14): Received proof the borrower viewed the appraisal on [redacted]            07/14/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the appraisal o[redacted] with an expected received                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                        to consummation.                                                      date of[redacted]3, which is not at least 3 business days prior to closing                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                                                                                              on[redacted]. File is missing evidence of actual receipt by the borrower as                                                                        Buyer Comment (2023-07-14): [redacted]: see attached appraisal viewd proof required under the TILA HPML Appraisal Rule.
[redacted] [redacted] [redacted] 2324      28891385                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2325      28891388                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2325      28891391                         Credit     Missing       General       Missing        Incomplete Document: [redacted]l is incomplete                                                                                              [redacted] for both borrower is incomplete . Please provide an                                                                                     Reviewer Comment (2023-07-25): Corrected [redacted] provided, exception cleared.                         07/25/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Document                    Document                                                                                                                                                   updated[redacted]with Section 3a completed. [redacted] indicates borrowers                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                              do not own any real estate and subject property details being refinanced                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                                                                                                                                                              are missing.                                                                                                                                       Buyer Comment (2023-07-24): please see the corrected [redacted] attached
[redacted] [redacted] [redacted] 2326      28891392                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2327      28891396                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2328      28891399                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2329      28891402                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2330      28891406                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2331      28891411                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2332      28891415                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2333      28891416                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2334      28891424                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2335      28891420                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2336      28891426                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2337      28891433                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                WV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2338      28891435                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                SD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2339      28891438                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2340      28891429                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2341      28891443                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2342      28891446                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2343      28891449                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2344      28891451                         Compliance Compliance    Federal       Missing        Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard [redacted] Notification Rule: Creditor did not retain record of       The initial Notice of Special Flood Hazards dated [redacted]  was not                                                                              Buyer Comment (2023-07-14): Seller acknowledges the exception, no change to grading                                            07/14/2023 2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Disclosure     Disclosure Missing                                                    borrower's receipt of [redacted]                                      signed, dated or provided within a reasonable time prior to closing                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              on[redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 2344      28891453                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2345      28891455                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2346      28891457                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2347      28891464                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2348      28891461                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                WV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2349      28891467                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2350      28891472                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2351      28891470                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2352      28891477                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2353      28891479                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2354      28891482                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2355      28891499                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2356      28891488                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2357      28891496                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2358      28891492                         Credit     Insurance     Insurance     Insurance      Missing Document: [redacted] not provided                                                                                                   File is missing the [redacted] to verify sufficient coverage and the annual                                                                        Reviewer Comment (2023-07-13): Received the Flood Insurance Policy.                                      07/13/2023                       1          C          A          C          A          C          A          C          A          C          A                KY        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Documentation                                                                                                                                                            premium. Upon receipt of the missing [redacted]y, additional conditions may                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              apply.                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-13): flood policy with premium attached                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 2358      28891494                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2359      28891508                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2360      28891504                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2361      28891509                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2362      28891513                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2363      28891517                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2364      28891519                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2365      28891525                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2365      28891528                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Subject loan was originated under the Higher Priced QM (APOR) designation                                                                          Reviewer Comment (2023-07-24): Client has restated the loan designation. Exception cleared.              07/24/2023                       1          B          A          C          A          B          A          C          A          B          A                CT        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation however, based on fees testing the subject loan has tested as Safe Harbor                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-21): 7/21: See updated QM Summary Form changing designation to Safe Harbor.                                                                                                                                                                                                                                                                                                                                                                          (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-20): The subject loan has tested as Safe Harbor QM (APOR). Received duplicate
                                                                                                                                                                                                                                                                                                                                                                                                                                 QM Findings with the same designation of Higher Priced QM (APOR). Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-19): 7/19: see the attached updated QM summary form.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-18): [redacted] fee has been included in the APR and Credit Monitoring removed, however, loan designation remains SHQM (APOR). The variance is in the last date the rate was set. Client has [redacted] ([redacted]) and the only document that diligence has shows the final rate as of [redacted] ([redacted]). The rate changed on the initial CD however, dated [redacted]. To revisit testing, please provide evidence of the rate set date for the [redacted] interest rate and we can further review. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-17): 7/17: see the attached attestations.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-17): Invoice is in the file, however, we need the lender attestation to include in the APR. Please provide for review.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-14): 7/14: please see the [redacted] and include the appraisal management fee.
[redacted] [redacted] [redacted] 2365      28891529                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  The updated Loan Designation of Safe Harbor QM (APOR) matches the Due                                                                                                                                                                                                                        2                     A                     B                     B                     B                     A                CT        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan    Diligence Loan Designation of Safe Harbor QM (APOR). Exception is                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan   informational only.                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 2366      28891532                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2367      28891533                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2368      28891535                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2369      28891542                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2370      28891540                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2371      28891544                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2372      28891554                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2373      28891547                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2374      28891560                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2374      28891561                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-18): Verification of earlier borrower receipt of the appraisal was provided.   07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                NV        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                        Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-17): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.
[redacted] [redacted] [redacted] 2374      28891562                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-07-18): Verification of earlier borrower receipt of the appraisal was provided.   07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                NV        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the appraisal on [redacted] with an expected                                                                                Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of[redacted], which is not at least [redacted]business days                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                                                                                              prior to closing on [redacted] File is missing evidence of actual receipt
                                                                                                                                                                                                                                                                              by the borrower as required under the TILA HPML Appraisal Rule.                                                                                    Buyer Comment (2023-07-17): Please see attached evidence borrower viewed the appraisal within the required timeframe prior to closing.
[redacted] [redacted] [redacted] 2375      28891551                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2376      28891556                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2377      28891573                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2377      28891574                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-18): Verification of earlier borrower receipt of the [redacted] was provided.  07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                ID        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                        Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-17): Please see the attached from our online documents review portal, this shows the client viewed the appraisal on[redacted]
[redacted] [redacted] [redacted] 2377      28891575                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-07-18): Verification of earlier borrower receipt of the [redacted] was provided.  07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                ID        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the [redacted] on [redacted] with an expected                                                                               Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of [redacted] which is not at least 3 business days prior to                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                                                                                              closing on [redacted]. File is missing evidence of actual receipt by the
                                                                                                                                                                                                                                                                              borrower as required under the TILA HPML [redacted] Rule.                                                                                          Buyer Comment (2023-07-17): Please see the attached from our online documents review portal, this shows the client viewed the appraisal on [redacted]
[redacted] [redacted] [redacted] 2378      28891565                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2379      28891568                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2379      28891570                         Credit     Loan Package  Application / Missing        Missing Document: Tax Certificate not provided                                                                                              File is missing the tax certificate for the subject property to verify the                                                                         Reviewer Comment (2023-07-18): Tax cert provided and taxes updated. Exception cleared.                   07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Document                                                                                                                                                   amount used for qualification. Title Search does not verify the current                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              real estate taxes and the first lien mortgage statement does not have an                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              escrow for real estate taxes. Upon receipt of the missing tax certificate,                                                                         Buyer Comment (2023-07-17): Please see the attached subject property tax cert.                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                                                                                                                                                                              additional conditions may apply.
[redacted] [redacted] [redacted] 2380      28891578                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2381      28891582                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2382      28891588                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2383      28891585                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2384      28891590                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                IA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2385      28891593                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2386      28891597                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2387      28891600                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2388      28891603                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2389      28891607                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2390      28891609                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2391      28891611                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2392      28891614                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2393      28891617                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2394      28891620                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2395      28891625                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2396      28891629                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2397      28891631                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2398      28891634                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2399      28891638                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2400      28891642                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2401      28891645                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2401      28891646                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-18): Received proof the borrower viewed the appraisal on 05/23/2023.           07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Mortgage Loan.                                                                                                                                                                     Buyer Comment (2023-07-18): see attached
[redacted] [redacted] [redacted] 2401      28891647                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-07-18): Received proof the borrower viewed the appraisal on 05/23/2023.           07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the appraisal on [redacted] with an expected                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of 05/26/2023, which is not at least 3 business days prior to                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              closing on [redacted]. File is missing evidence of actual receipt by the                                                                           Buyer Comment (2023-07-18): see attached
                                                                                                                                                                                                                                                                              borrower as required under the TILA HPML Appraisal Rule.
[redacted] [redacted] [redacted] 2402      28891651                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2403      28891656                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2404      28891658                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2405      28891663                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2406      28891666                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2407      28891668                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2407      28891671                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-07-18): .                                                                                                  07/18/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         10.97430% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 2408      28891672                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2409      28891676                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2410      28891677                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2411      28891681                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2412      28891684                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2413      28891686                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2414      28891689                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2415      28891692                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2416      28891695                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2417      28891699                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2418      28891703                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2419      28891706                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2420      28891707                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2421      28891709                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2422      28891712                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2423      28891716                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2424      28891718                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2425      28891725                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-12): Seller acknowledges the exception. This exception is for informational                          07/12/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2426      28891720                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2427      28891727                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2428      28891731                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2429      28891735                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2430      28891737                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2431      28891741                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2432      28891743                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2432      28891745                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Subject loan was originated under the Higher Priced QM (APOR) designation                                                                          Reviewer Comment (2023-07-19): Loan is HPQM (APOR).                                                      07/19/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation however, based on fees testing the subject loan has tested as Safe Harbor                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-19): [redacted] see the atatched attestations and please update testing excluding                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 odd days.
[redacted] [redacted] [redacted] 2433      28891748                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2434      28891750                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2434      28891752                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-18): Received proof the borrower viewed the appraisal on[redacted]             07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Mortgage Loan.                                                                                                                                                                     Buyer Comment (2023-07-18): Please see the attached from our online documents review system, client                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 reviewed the appraisal on [redacted]
[redacted] [redacted] [redacted] 2434      28891753                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-07-18): Received proof the borrower viewed the appraisal on[redacted]             07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the appraisal on [redacted] with an expected                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        to consummation.                                                      received date of [redacted] which is not at least 3 business days prior to                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              closing on [redacted] File is missing evidence of actual receipt by the                                                                            Buyer Comment (2023-07-18): Please see the attached from our online documents review system, client                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                              borrower as required under the TILA HPML Appraisal Rule.                                                                                           reviewed the appraisal on [redacted]
[redacted] [redacted] [redacted] 2434      28891754                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Due to illegible income documentation and a DTI of [redacted]%,the subject                                                                         Reviewer Comment (2023-07-18): Received the borrower's legible [redacted] YTD paystub and the legible    07/18/2023                       1          B          A          C          A          B          A          C          A          B          A                UT        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation loan designation is QM (APOR) Risk.                                                                                                                [redacted] year end paystub to verify the [redacted] bonus income. DTI is now [redacted]%.                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-18): Please see the attached legible [redacted]
[redacted] [redacted] [redacted] 2434      28891755                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Borrower was qualified with a base income of $[redacted], bonus income of                                                                          Reviewer Comment (2023-07-18): Received the borrower's legible 2023 YTD paystub and the legible  2022    07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                $[redacted] and a DTI of [redacted]%. However, the borrower's most recent                                                                          year end paystub to verify the 2022 bonus income. DTI is now [redacted]%.                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                               YTD paystub and the [redacted] year end paystub to verify the [redacted]                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                              bonus income are illegible. The [redacted] and 2021 [redacted] base income                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                              average is $[redacted] ad the bonus income cannot be verified resulting in                                                                         Buyer Comment (2023-07-18): Please see the attached legible [redacted]
                                                                                                                                                                                                                                                                              a DTI of [redacted]%, which exceeds the guideline maximum DTI of
                                                                                                                                                                                                                                                                              [redacted]%.
[redacted] [redacted] [redacted] 2434      28891756                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Due to illegible income documentation and a DTI of [redacted]%,the subject                                                                         Reviewer Comment (2023-07-18): Received the borrower's legible 2023 YTD paystub and the legible  2022    07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   loan designation is at QM Risk.                                                                                                                    year end paystub to verify the 2022 bonus income. DTI is now [redacted]%.                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-18): Please see the attached legible [redacted]
[redacted] [redacted] [redacted] 2434      28891757                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The borrower's most recent YTD paystub and the [redacted] year end paystub                                                                         Reviewer Comment (2023-07-18): Received the borrower's legible 2023 YTD paystub and the legible  2022    07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 to verify the 2022 bonus income are illegible. Upon receipt of the legible                                                                         year end paystub to verify the 2022 bonus income. DTI is now [redacted]%.                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              paystubs, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-18): Please see the attached legible [redacted]
[redacted] [redacted] [redacted] 2434      28891758                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor and QM DTIs match and both moderately   General QM: The DTI calculated in accordance with the Lenders         Borrower was qualified with a base income of [redacted] bonus income of                                                                            Reviewer Comment (2023-07-18): Received the borrower's legible 2023 YTD paystub and the legible  2022    07/18/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   exceed Guidelines                                                     Guidelines and [redacted](e) of [redacted]% moderately exceeds the    [redacted]and a DTI of [redacted]%. However, the borrower's most recent YTD                                                                        year end paystub to verify the 2022 bonus income. DTI is now [redacted]%.                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        guideline maximum of [redacted]%. (DTI Exception is eligible to be    paystub and the 2022 year end paystub to verify the 2022 bonus income are                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        regraded with compensating factors.)                                  illegible. The [redacted] and 2021[redacted] base income average is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                                                                                              [redacted] ad the bonus income cannot be verified resulting in a DTI of                                                                            Buyer Comment (2023-07-18): Please see the attached legible [redacted]
                                                                                                                                                                                                                                                                              [redacted]%, which exceeds the guideline maximum DTI of [redacted]%.
[redacted] [redacted] [redacted] 2435      28891761                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2436      28891764                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2437      28891767                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2438      28891775                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2438      28891776                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-19): Received a screenprint that verifies the appraisal was viewed on          07/19/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                        [redacted] however, the screenprint only reflects the loan number and is missing the borrower's name.                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                         Client provided this attestation: "Because there are so many documents in this loan, its not possible to                                                                                                                                                                                      Other
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Mortgage Loan.                                                                                                                                                                     screenprint the borrowers names and show that the appraisal was viewed however we can show you that in the URL line the loan number of the current loan is listed. Please see the URL which shows the full loan number matching this loan number."

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-19): Because there are so many documents in this loan, its not possible to screenprint the borrowers names and show that the appraisal was viewed however we can show you that in the URL line the loan number of the current loan is listed. Please see the URL which shows the full loan number matching this loan number.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-18): Received a screen print to verify the appraisal was viewed however, the screenprint is missing the borrower's name to verify the borrower viewed the appraisal. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-18): 7/18: see proof client viewed appraisal.
[redacted] [redacted] [redacted] 2438      28891777                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-07-19): Received a screenprint that verifies the appraisal was viewed on          07/19/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the appraisal on[redacted] with an expected received                                                                        [redacted] however, the screenprint only reflects the loan number and is missing the borrower's name.                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                        to consummation.                                                      date of[redacted], which is not at least 3 business days prior to closing                                                                          Client provided this attestation: "Because there are so many documents in this loan, its not possible to                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                              on 0[redacted]. File is missing evidence of actual receipt by the borrower                                                                         screenprint the borrowers names and show that the appraisal was viewed however we can show you that in
                                                                                                                                                                                                                                                                              as required under the TILA HPML Appraisal Rule.                                                                                                    the URL line the loan number of the current loan is listed. Please see the URL which shows the full loan number matching this loan number."

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-19): Because there are so many documents in this loan, its not possible to screenprint the borrowers names and show that the appraisal was viewed however we can show you that in the URL line the loan number of the current loan is listed. Please see the URL which shows the full loan number matching this loan number.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-07-18): Received a screen print to verify the appraisal was viewed however, the screenprint is missing the borrower's name to verify the borrower viewed the appraisal. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-18): 7/18: see proof client viewed appraisal.
[redacted] [redacted] [redacted] 2439      28891769                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-14): Seller acknowledges the exception. This exception is for informational                          07/14/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2440      28891779                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-13): Seller acknowledges the exception. This exception is for informational                          07/13/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2441      28891782                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-13): Seller acknowledges the exception. This exception is for informational                          07/13/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2442      28891787                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-13): Seller acknowledges the exception. This exception is for informational                          07/13/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2443      28891789                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-13): Seller acknowledges the exception. This exception is for informational                          07/13/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2444      28891792                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-13): Seller acknowledges the exception. This exception is for informational                          07/13/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2445      28891796                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-17): Seller acknowledges the exception. This exception is for informational                          07/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2446      28891800                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-13): Seller acknowledges the exception. This exception is for informational                          07/13/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2447      28891801                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-13): Seller acknowledges the exception. This exception is for informational                          07/13/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2448      28891805                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-13): Seller acknowledges the exception. This exception is for informational                          07/13/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2449      28891808                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-13): Seller acknowledges the exception. This exception is for informational                          07/13/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2450      28891810                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-07-14): Received proof the borrower viewed the appraisal on [redacted]            07/14/2023                       1          C          A          C          A          C          A          C          A          C          A                CT        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                 Buyer Comment (2023-07-14): Please see attached evidence that the borrower received the appraisal within the required timeframe prior to closing
[redacted] [redacted] [redacted] 2450      28891811                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Verification of earlier borrower receipt of the appraisal was missing from                                                                         Reviewer Comment (2023-07-14): Received proof the borrower viewed the appraisal on [redacted]            07/14/2023                       1          C          A          C          A          C          A          C          A          C          A                CT        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   the file.                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                        to consummation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-07-14): Please see attached evidence that the borrower received the appraisal within the required timeframe prior to closing.
[redacted] [redacted] [redacted] 2450      28891813                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-07-13): Seller acknowledges the exception. This exception is for informational                          07/13/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2451      28908070                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2452      28911279                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2452      28911317                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher Priced Mortgage Loan,  File                                                                         Buyer Comment (2023-08-14): Seller acknowledges the exception,  no change to grading                                           08/14/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 2452      28911318                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-08-14): Seller acknowledges the exception,  no change to grading                                           08/14/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 2453      28908458                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2453      28910989                         Credit     Income /      Income        Missing        REO Documents are missing.                                            - ___                                                                 File is missing the insurance policy for this second home property. Upon                                                                           Reviewer Comment (2023-08-15): No HOI per banker clarification. Exception cleared.                       08/15/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Document                                                                                                                                                   receipt of the missing property expense verifications, additional                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              conditions may apply.  HOI was not provided to confirm REO was owned free                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              and clear.                                                                                                                                         Buyer Comment (2023-08-14): Please see attached, We have confirmation from the client that the                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 manufactured property on [redacted] does not have HOI coverage.
[redacted] [redacted] [redacted] 2454      28909802                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Subject loan was originated under the Higher Priced QM (APOR) designation                                                                          Reviewer Comment (2023-08-17): Lender attestation received for the [redacted] fee to be included in the  08/17/2023                       1          B          A          C          A          B          A          C          A          B          A                NC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation however, based on fees testing the subject loan has tested as Safe Harbor                                                                          APR, exception cleared.                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-16): Please see the appraisal invoice in your loan file on page [redacted] and include the $[redacted] [redacted] fee in your prepaid finance charge calculation.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-16): Please see the appraisal invoice in your loan file on page [redacted]and include the $[redacted][redacted]fee in your prepaid finance charge calculation.
[redacted] [redacted] [redacted] 2454      28909907                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2455      28910374                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2455      28910540                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-08-14): .                                                                                                  08/14/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 2455      28910541                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-08-14): .                                                                                                  08/14/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted] %, or                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 2455      28910542                         Compliance Compliance    State         Misc. State    Maryland Mortgage Lending Regulations (Disclosure of Taxes and        [redacted] Mortgage Lending Regulations: Disclosure on responsibility Escrow Responsibility Disclosure for payment of taxes and insurance not                                                                            Buyer Comment (2023-08-14): .                                                                                                  08/14/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          Insurance Not Provided Timely)                                        for payment of taxes and insurance not provided to borrower within    provided to borrower within ten (10) business days of application or three                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        ten (10) business days of application or three (3) business days      (3) business days prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 2456      28910627                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2457      28910132                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2458      28911125                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2458      28911176                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-08-14): Complaint higher priced loan                                                                       08/14/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted] % is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 2459      28911030                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                WY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2460      28910012                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2461      28913211                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2462      28914437                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2463      28910123                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                HI        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2463      28911894                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     1099-SSA provided for Social Security income is not legible.                                                                                       Reviewer Comment (2023-08-15): Received the legible [redacted]                                           08/15/2023                       1          C          A          C          A          C          A          C          A          C          A                HI        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-14): Please see attached [redacted]
[redacted] [redacted] [redacted] 2464      28915496                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2465      28910644                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2466      28911701                         Compliance Loan Package  Application / Missing,       Missing Document: Missing Lender's Initial 1003                                                                                             File is missing the Initial 1003 signed and dated by the borrower before                                                                           Buyer Comment (2023-08-14): Only 1 borrower is required to sign the Initial [redacted] .                                       08/14/2023 2          B          B          B          B          B          B          B          B          B          B                PA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Incorrect, or                                                                                                                                              closing.                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Final or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                   Initial 1003
[redacted] [redacted] [redacted] 2466      28911705                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2467      28910807                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Second     Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2467      28914204                         Credit     Credit        Credit        Guideline      Missing Document: Verification of Rent (VOR) / Verification of                                                                              Verification of borrowers housing expense for [redacted] was not provided.                                                                         Reviewer Comment (2023-08-31): Exception cleared, Based on the explanation comment received ("There are  08/31/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Second     Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Documentation                Mortgage (VOM) not provided                                                                                                                 Borrower was qualified with no primary housing expense.                                                                                            no housing expenses as the borrower lives at this residence rent free") for the current address                                                                                                                                                                                    Home       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] ,[redacted]  the condition has been cleared.                                                                                                                                                                                                                                       Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-30): Attached is the property history report for the primary residence where the borrower is rent free. This confirms she does not have an ownership interest in this property and there are no primary housing expenses.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-15): Prior comment states that the borrower lives rent free for this subject
                                                                                                                                                                                                                                                                                                                                                                                                                                 2nd home cash out refinance however, there is no documentation in the file to verify the rent free status. Please provide an attestation that the rent free status has been confirmed by the client.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-14): There are no housing expenses as the borrower lives at this residence rent free.
[redacted] [redacted] [redacted] 2468      28910705                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                WY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2469      28910509                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2470      28910027                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                WY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2471      28910567                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2472      28911115                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2473      28911781                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2474      28912291                         Credit     Missing       General       Missing        Incomplete Document: 1003 Final is incomplete                                                                                               The final 1003 did not include the subject property in section 3a. Please                                                                          Reviewer Comment (2023-08-15): Revised 1003 provided. Exception cleared.                                 08/15/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Document                    Document                                                                                                                                                   provide an updated 1003 with the subject property added and the senior lien                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              balance as considered by the lender at closing.                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-14): [redacted] See the attached updated 1003.                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 2474      28912302                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2475      28912676                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2476      28911409                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2477      28910014                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2478      28910815                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2479      28910934                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2479      28911276                         Compliance Compliance    State         State HPML     [redacted]  HPML Threshold Test Compliant                             [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-08-14): Seller acknowledges the exception,  no change to grading.                                          08/14/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]  % or Final Disclosure APR of [redacted]  % is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted] %, or                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        [redacted] %  Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 2480      28913630                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2481      28910338                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2481      28917866                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Only paystub in file was dated [redacted]   which is more than [redacted]                                                                          Reviewer Comment (2023-08-16): Received the legible paystub dated [redacted] .                           08/16/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 days from note date of [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-16): Please see attached, Reuploading the paystub dated [redacted]  I have                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 removed the pages that are dated[redacted] so that only the relevant pages remain.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-15): The paystub on page [redacted] is illegible and the paystub that was just provided is a duplicate dated [redacted] . A legible paystub dated[redacted]  is required. Exception remains

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-15): Please see page [redacted]  of the loan packet for the paystub dated
                                                                                                                                                                                                                                                                                                                                                                                                                                 M[redacted] . I have also attached a clearer copy for review.
[redacted] [redacted] [redacted] 2482      28910417                         Credit     Loan Package  Loan File     Missing        Missing Document: Hazard Insurance Policy not provided                                                                                      The file was missing a copy of the hazard insurance policy. Please provide                                                                         Reviewer Comment (2023-08-15): Received the hazard insurance policy.                                     08/15/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation               Document                                                                                                                                                   for review.                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-15): Please see the attached HOI policy.                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 2482      28910440                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2483      28910129                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2484      28910198                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2484      28910309                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Subject loan was originated under the Higher Priced QM (APOR) designation                                                                          Reviewer Comment (2023-08-17): Client changed Loan Designation after close to [redacted]   Exception     08/17/2023                       1          B          A          C          A          B          A          C          A          B          A                NM        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation however, based on fees testing the subject loan has tested as Safe Harbor                                                                          cleared.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-16): Please see the attached for updated QM findings

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-16): Testing has been completed with the [redacted] fee reviewed in the APR and will not be enough to get us in line. Odd days interest have been considered. The variance is in the rate set date. Client is using last rate set date of [redacted] , but the last date the rate changed was
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]  based on file documentation. Using [redacted] results in no APR variance, however, the rate was changed [redacted] .. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-15): Please see the appraisal invoice on page [redacted] of your loan file and include the $[redacted] [redacted]  fee in your prepaid finance charge calculation
[redacted] [redacted] [redacted] 2484      28946048                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  Loan Designation after close to Safe Harbor QM                                                                                                     Buyer Comment (2023-08-18): Seller acknowledges the exception, no change to grading                                            08/18/2023 2                     A                     B                     B                     B                     A                NM        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 2485      28914573                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2486      28910526                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                WY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2487      28911208                         Credit     Missing       General       Missing        Incomplete Document: 1003 Final is incomplete                                                                                               Final 1003 is incomplete due to the subject property was not disclosed in                                                                          Reviewer Comment (2023-08-15): Received the corrected Final 1003 which now disclosed the subject         08/15/2023                       1          C          A          C          A          C          A          C          A          C          A                WV        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Document                    Document                                                                                                                                                   the Final 1003 REO section as required.                                                                                                            property in the REO section.                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-15): [redacted] : See the attached updated 1003.
[redacted] [redacted] [redacted] 2487      28911210                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                WV        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2488      28914482                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2489      28910697                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-11): Seller acknowledges the exception. This exception is for informational                          08/11/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2490      28915253                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2491      28911499                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2492      28910522                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2493      28912174                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                DC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2494      28910589                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2495      28911310                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                WY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2496      28910707                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2497      28912687                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                WY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2498      28912040                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2499      28910361                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2500      28915265                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2501      28913190                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2501      28913231                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a Maryland Higher-Priced Mortgage Loan. File is                                                                         Buyer Comment (2023-08-15): .                                                                                                  08/15/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 2501      28913232                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-08-15): .                                                                                                  08/15/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted] % or Final Disclosure APR of [redacted] % is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted] %, or                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        [redacted] %.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 2501      28913247                         Compliance Compliance    State         Misc. State    Maryland Mortgage Lending Regulations (Disclosure of Taxes and        [redacted]  Mortgage Lending Regulations: Disclosure on               Disclosure on responsibility date not provided with 10 business days of                                                                            Reviewer Comment (2023-08-14): Disclosure was signed[redacted]  initial 1003 also signed [redacted] .    08/14/2023                       1          B          A          B          A          B          A          B          A          B          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Level          Insurance Not Provided Timely)                                        responsibility for payment of taxes and insurance not provided to     application date of[redacted]  .                                                                                                                   Disclosure was provided within [redacted]  business days of application and [redacted] business days                                                                                                                                                                                          Cash-out -
                                                                                                                                                                                                        borrower within ten (10) business days of application or three (3)                                                                                                                                                       prior to closing.                                                                                                                                                                                                                                                                             Other
                                                                                                                                                                                                        business days prior to closing.
[redacted] [redacted] [redacted] 2502      28913341                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2503      28911280                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                WY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2504      28912150                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2504      28912269                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     VVOE for the borrower's employment dated [redacted]  is not within                                                                                 Reviewer Comment (2023-08-24): Client provided a post-close VVOE. Allowable per Fannie Mae guidelines.   08/24/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                       [redacted] business days prior to consummation. Please provide the verbal                                                                          Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              verification of employment completed within ten business days prior to                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-23): please see post close VOE attached confirming active and full time employment
[redacted] [redacted] [redacted] 2505      28912014                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Due to missing overtime income documentation and a DTI of [redacted] %, the                                                                        Reviewer Comment (2023-08-15): Received the co-borrower's legible paystub to verify the base wages and   08/15/2023                       1          B          A          C          A          B          A          C          A          B          A                MI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation subject loan designation is QM (APOR) Risk.                                                                                                        overtime income. DTI is now [redacted] %.                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-15): Please see attached legible paystub for co-client.
[redacted] [redacted] [redacted] 2505      28912025                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Co-borrower was qualified with base wages of $[redacted] and overtime                                                                              Reviewer Comment (2023-08-15): Received the co-borrower's legible paystub to verify the base wages and   08/15/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                income of $[redacted] . However, the co-borrower's paystub is illegible.                                                                           overtime income. DTI is now [redacted] %.                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                               The overtime income cannot be verified and the co-borrower's salary                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                              information is barely legible. The unverified overtime income has been                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                              excluded resulting in a DTI of [redacted] %, which exceeds the guideline                                                                           Buyer Comment (2023-08-15): Please see attached legible paystub for co-client.
                                                                                                                                                                                                                                                                              maximum DTI of [redacted] %.
[redacted] [redacted] [redacted] 2505      28912028                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2505      28912035                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Co-borrower was qualified with base wages of $[redacted] and overtime                                                                              Reviewer Comment (2023-08-15): Received the co-borrower's legible paystub to verify the base wages and   08/15/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 income of $[redacted] . However, the co-borrower's paystub is illegible.                                                                           overtime income. DTI is now [redacted] %.                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              The overtime income cannot be verified and the co-borrower's salary                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              information is barely legible. Upon receipt of the legible paystub,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                                                                                              additional conditions may apply.                                                                                                                   Buyer Comment (2023-08-15): Please see attached legible paystub for co-client.
[redacted] [redacted] [redacted] 2505      28912075                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Due to missing overtime income documentation and a DTI of [redacted] %, the                                                                        Reviewer Comment (2023-08-15): Received the co-borrower's legible paystub to verify the base wages and   08/15/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   subject loan is at QM Risk.                                                                                                                        overtime income. DTI is now [redacted] %.                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-15): Please see attached legible paystub for co-client.
[redacted] [redacted] [redacted] 2505      28917799                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor and QM DTIs don't match and both        General QM: The DTIs calculated in accordance with the Lenders        Co-borrower was qualified with base wages of $[redacted] and overtime                                                                              Reviewer Comment (2023-08-15): Received the co-borrower's legible paystub to verify the base wages and   08/15/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   moderately exceed Guidelines                                          Guidelines of [redacted] % and based on [redacted] (e) of [redacted]  income of $[redacted] . However, the co-borrower's paystub is illegible.                                                                           overtime income. DTI is now [redacted] %.                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        % moderately exceed the guideline maximum of [redacted] %. (DTI       The overtime income cannot be verified and the co-borrower's salary                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Exception is eligible to be regraded with compensating factors.)      information is barely legible. The unverified overtime income has been                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                              excluded resulting in a DTI of [redacted] %, which exceeds the guideline                                                                           Buyer Comment (2023-08-15): Please see attached legible paystub for co-client.
                                                                                                                                                                                                                                                                              maximum DTI of [redacted] %.
[redacted] [redacted] [redacted] 2506      28911685                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2507      28910996                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                MT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2508      28911586                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2509      28914787                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                AK        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2510      28915011                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2511      28915322                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2512      28916218                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2512      28916261                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The borrower's most recent paystub is illegible. Upon receipt of the                                                                               Reviewer Comment (2023-08-21): Income updated as per Work Number - Income. Exception Cleared.            08/21/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 legible paystub, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): Please see the attached wvoe displaying legible income information.                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-16): Received the borrower's most recent paystub, which is still illegible.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-16): Please see the attached paystub.
[redacted] [redacted] [redacted] 2513      28911093                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2513      28911182                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]  Higher-Priced Mortgage Loan:  Borrower not provided with  Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-08-15): Seller Acknowledges the exception, no change to grading                                            08/15/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 2513      28911183                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted]  Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                          Buyer Comment (2023-08-15): Seller Acknowledges the exception, no change to grading                                            08/15/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted] % or Final Disclosure APR of [redacted] % is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted] %, or                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted] %.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 2514      28913203                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2515      28915870                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2516      28912121                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2516      28918487                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form H-8 however, the Title Search verifies the first                                                                        Buyer Comment (2023-08-15): In [redacted] ,where the subject property is located, the [redacted]  court                        08/15/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          B        B       A        A      B          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           the proper Model Form for a refinancing by the same creditor. The H-8 lien mortgage is in the name of the same lender as the subject cash-out                                                                            has not deemed the [redacted]  form as an unacceptable recission form in this scenario. We believe there                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             form was used, the H-9 form should have been used.                    second mortgage. Right to Cancel should be on Form H-9.                                                                                            is no legal liability for use of the [redacted] as opposed to the [redacted]                                                                                                                                                                                                                  Other
                                                                                                                   Incorrect,
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 2517      28916368                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2518      28915835                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2519      28910298                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2520      28913399                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                WY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2521      28912091                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2522      28911877                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2523      28911311                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2524      28913153                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2525      28910036                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2526      28913185                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2527      28911170                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2528      28915744                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2529      28911602                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2530      28911048                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2531      28912259                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2532      28911421                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2532      28911479                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Compliant                                           Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-08-15): Received client attestation that the last date the rate was set was       08/15/2023                       1          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [redacted] % or Final Disclosure APR of [redacted] % is equal to or                                                                                                                                                      [redacted] 3. Rate lock disclosure dated [redacted]  is in the file.                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted] %, or                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [redacted] %.  Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 2532      28911480                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Testing based on last rate set date of [redacted]  when interest increased                                                                         Reviewer Comment (2023-08-15): Received client attestation that the last date the rate was set was       08/15/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation   to [redacted] %                                                                                                                                    [redacted] . Rate lock disclosure dated [redacted] is in the file.                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        of Higher Priced QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-15): The interest rate was extended on [redacted] and our policy dictates that this constitutes a rate set date change. Please see attached confirming the extension and the fee paid for it.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-15): The interest rate was extended on [redacted]  and our policy dictates that this constitutes a rate set date change. Please see attached confirming the extension and the fee paid for it.
[redacted] [redacted] [redacted] 2533      28914995                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                IA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2534      28912216                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2535      28910100                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2536      28913387                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2537      28916190                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2538      28911634                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2539      28912742                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2540      28915252                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2541      28912006                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2542      28911994                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2543      28914923                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2544      28910556                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2545      28916268                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                HI        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2545      28917332                         Credit     Title         General       Title          Title Policy Coverage is less than Original Loan Amount.              The Title Policy Amount of ___ is less than the note amount of ___    Title Commitment reflects an ALTA Loan Policy amount of $[redacted] , which                                                                        Buyer Comment (2023-08-16): The title policy coverage amount is only preliminary and will be updated by                        08/16/2023 2          B          B          B          B          B          B          B          B          B          B                HI        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                                                                                                                        based on the ___ in file.                                             is insufficient to cover the subject loan amount of $[redacted] . Final                                                                            the final title policy.                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              Title Policy was not provided to verify sufficient title coverage was                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              obtained.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 2546      28917209                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2547      28913131                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2548      28911382                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2549      28915896                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2550      28916047                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2551      28915483                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2552      28910752                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2553      28914659                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-14): Seller acknowledges the exception. This exception is for informational                          08/14/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2554      28918419                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2555      28914749                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2555      28917655                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Borrower signed the Final Closing Disclosure but did not date the Final CD                                                                         Reviewer Comment (2023-08-28): LOE, proof of delivery, new rescission period passed using the correct               08/28/2023            2          C          B          C          B          C          B          C          B          C          B                MD        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted] , prior to three (3) business days from transaction date   therefore, the expected received date is [redacted] . The subject loan                                                                             model form. Exception cured.                                                                                                                                                                                                                                                                  Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             of [redacted]                                                         disbursed on [redacted]  prior to the right to cancel expected expiration                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                 date of [redacted]  and the eligible disbursement date of [redacted] .                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-08-25): Please review to clear.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-08-18): LOE, RTC reopening rescission, and proof of delivery [redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 provided. This exception can be cured on or after [redacted]  when the new rescission period has ended.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-17): Please see attached re-opening rescission.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-16): Per [redacted]  compliance department:

                                                                                                                                                                                                                                                                                                                                                                                                                                 The Rescission period on a loan starts when the latest of [redacted] things occurs:

                                                                                                                                                                                                                                                                                                                                                                                                                                 1. the receipt of the notice of right to cancel;
                                                                                                                                                                                                                                                                                                                                                                                                                                 2. the consummation of the loan; and
                                                                                                                                                                                                                                                                                                                                                                                                                                 3. the receipt by the consumer of the accurate material disclosures.

                                                                                                                                                                                                                                                                                                                                                                                                                                 While the RTC was signed and consummation both occurred on [redacted] (as evidenced by the handwritten date next to the signature on both the RTC and Note), for the Closing Disclosure (CD), which satisfies the delivery of accurate material disclosures, we are unable to confirm the date on which this document was provided as there is no signature date on page [redacted] for any of the final CDs provided at or before closing. Since there is no signature date on the final CD, and page 1 reflects it was issued on
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted], we would apply a 3-day Mailbox rule to determine receipt which would be[redacted]which would place the rescission expiration at [redacted] and allow for disbursement on [redacted] Based on documentation provided, the loan disbursed on [redacted]with a Rescission expiration of [redacted] (both one day short based on timeline above).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Exceptions can be cured through the reopening of rescission to ensure that the rescission possibility is extinguished. New rescission can be provided with Transaction Date [redacted] and a new rescission expiration date which must be at least three-business days from when consumer receives the new rescission notice. As such, we would require proof of delivery as part of the cure to ensure the requisite three days have been given.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-16): It can be concluded the borrower received the CD at closing on [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 as although it is only signed, it is signed along with every other document at closing which is also dated. Mortgage, Note, RoR, Application and so forth. It can reasonably be confirmed this to have been signed at closing along with the other borrower's CD which is also signed and dated.
[redacted] [redacted] [redacted] 2555      28917658                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    Borrower signed the Final Closing Disclosure but did not date the Final CD                                                                         Reviewer Comment (2023-08-28): LOE, proof of delivery, and new rescission period passed using the                   08/28/2023            2          C          B          C          B          C          B          C          B          C          B                MD        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                     therefore, the expected received date is [redacted] . The subject loan                                                                             correct model form. Exception cured.                                                                                                                                                                                                                                                          Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                                                                                                   disbursed on [redacted] .prior to the right to cancel expected expiration                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                 date of [redacted] and the eligible disbursement date of [redacted] .                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-08-25): Please review to clear.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-08-18): LOE, RTC reopening rescission, and proof of delivery[redacted]  provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                 This exception can be cured on or after [redacted] when the new rescission period has ended.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-16): Per [redacted]compliance department:

                                                                                                                                                                                                                                                                                                                                                                                                                                 The Rescission period on a loan starts when the latest of three things occurs:

                                                                                                                                                                                                                                                                                                                                                                                                                                 1. the receipt of the notice of right to cancel;
                                                                                                                                                                                                                                                                                                                                                                                                                                 2. the consummation of the loan; and
                                                                                                                                                                                                                                                                                                                                                                                                                                 3. the receipt by the consumer of the accurate material disclosures.

                                                                                                                                                                                                                                                                                                                                                                                                                                 While the RTC was signed and consummation both occurred on [redacted] (as evidenced by the handwritten date next to the signature on both the RTC and Note), for the Closing Disclosure (CD), which satisfies the delivery of accurate material disclosures, we are unable to confirm the date on which this document was provided as there is no signature date on page [redacted] for any of the final CDs provided at or before closing. Since there is no signature date on the final CD, and page 1 reflects it was issued on
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted], we would apply a 3-day Mailbox rule to determine receipt which would be [redacted]  which would place the rescission expiration at[redacted]  and allow for disbursement on [redacted]. Based on documentation provided, the loan disbursed on[redacted] with a Rescission expiration of [redacted] (both one day short based on timeline above).

                                                                                                                                                                                                                                                                                                                                                                                                                                 Exceptions can be cured through the reopening of rescission to ensure that the rescission possibility is extinguished. New rescission can be provided with Transaction Date of [redacted] and a new rescission expiration date which must be at least three-business days from when consumer receives the new rescission notice. As such, we would require proof of delivery as part of the cure to ensure the requisite three days have been given.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-16): It can be concluded the borrower received the CD at closing on[redacted]  as although it is only signed, it is signed along with every other document at closing which is also dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Mortgage, Note, RoR, Application and so forth. It can reasonably be confirmed this to have been signed at closing along with the other borrower's CD which is also signed and dated.
[redacted] [redacted] [redacted] 2556      28915958                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2557      28912107                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2558      28917242                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2559      28915539                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                WY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2560      28914497                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2560      28914498                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                            Subject property was appraised on [redacted]  the FEMA disaster Severe      Property        The subject property    SitusAMC,Aggregator            Reviewer Comment (2023-08-15): The subject property was appraised on [redacted]  after the FEMA disaster                       08/15/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                Winter Storms, Straight-Line Winds, Flooding, Landslides and                inspected post  was appraised on                                       start date of [redacted]. PDI is not required per client guides.                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                    Mudslides)dated [redacted] through [redacted] . File is missing a property  disaster but    [redacted] after the                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                        inspection dated after the disaster declaration end date, or the lender's   pre-FEMA        FEMA disaster start                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                              Rep and Warranty attestation along with visible confirmation that the       declaration of  date of [redacted]. PDI
                                                                                                                                                                                                                                                                              subject property was not damaged.                                           disaster end    is not required per
                                                                                                                                                                                                                                                                                                                                                          date.           client guides.
[redacted] [redacted] [redacted] 2561      28915755                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                HI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2562      28915859                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2562      28934996                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Subject second mortgage paid off an existing second mortgage. Right to                                                                             Reviewer Comment (2023-08-24): LOE, proof of delivery, and the new rescission period has passed using               08/24/2023            2          C          B          C          B          C          B          C          B          C          B                MA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       Cancel is on Form H-9 however, the Title Search verifies the second lien                                                                           the correct model form. Exception cured.                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             considered the original creditor. The H-9 form was used, the H-8 form mortgage was in the name of a different lender. Right to Cancel should be                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                           should have been used.                                                on Form H-8.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-08-23): Rescission period expired [redacted] at midnight, please clear this
                                                                                                                   and/or                                                                                                                                                                                                                                                                                                        exception
                                                                                                                   provided on
                                                                                                                   the wrong form
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-17): Received [redacted] RTC, proof of delivery [redacted] and the LOE to the borrower disclosing the changes made. This exception can be cured on or after [redacted]  when the new rescission period ends.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-16): Please see [redacted] redisclosure okg attached, this was mailed today
[redacted] [redacted] [redacted] 2563      28914572                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                SD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2564      28917435                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2565      28917826                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2566      28916214                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2567      28917567                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2568      28914881                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2568      28917806                         Credit     Credit        Miscellaneous Guideline      Credit Exception:                                                                                                                           Provide Credit Card Statement for debt not reported on credit report. The                                                                          Reviewer Comment (2023-08-16): Received a screenprint to verify the new credit card opened on            08/16/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                                                                                                                                                                                              following revolving credit account was disclosed on the 1003 and used by                                                                           [redacted].                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              lender in debt calculation: [redacted]  with monthly payment of $[redacted]                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              and a balance of $[redacted] .  This account is shown as closed on the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                              credit report.                                                                                                                                     Buyer Comment (2023-08-16): Please see attached, this debt was found by our credit monitoring service and added to obligations.
[redacted] [redacted] [redacted] 2569      28917525                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2570      28917825                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2570      28939858                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     File is missing the HOA documentation for this second home. Upon receipt of                                                                        Reviewer Comment (2023-08-18): Snip of the dues from the appraisal recently completed by the lender was  08/18/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Document                                                                                                                                                   the missing property expense verifications, additional conditions may                                                                              provided. Exception cleared.                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                              apply.                                                                                                                                                                                                                                                                                                                                                                                                                                           Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-17): Please see attached, Appraisal of [redacted] confirming the HOA dues of
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted] per month.
[redacted] [redacted] [redacted] 2571      28918108                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2572      28918504                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2573      28918174                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2574      28916489                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2575      28916469                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2576      28917335                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2577      28917436                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2578      28918172                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-09-21): Verification of earlier borrower receipt of the appraisal provided.       09/21/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted] % or Final Disclosure APR of [redacted] % is equal to or                                                                                                                                                      Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted] %, or                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        [redacted] %.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-20): Per client, exception waived in error.  Reopening.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-16): Known Defect
[redacted] [redacted] [redacted] 2578      28918202                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-09-21): Verification of earlier borrower receipt of the appraisal provided.       09/21/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the appraisal on [redacted]  with an expected                                                                               Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of [redacted] , which is not at least 3 business days prior                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                                                                                              to closing on [redacted] . File is missing evidence of actual receipt by
                                                                                                                                                                                                                                                                              the borrower as required under the TILA HPML Appraisal Rule.                                                                                       Buyer Comment (2023-09-21): Please see the attached screen shots from our online documents portal showing the client reviewed the appraisal on [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-20): Client waived in error.  Reopening.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-16): Known Defect
[redacted] [redacted] [redacted] 2578      28918292                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2579      28918438                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2579      28918520                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-08-16): seller accepts, no change to grading.                                                              08/16/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 2579      28918521                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of        Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-08-16): seller accepts, no change to grading.                                                              08/16/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted] % or Final Disclosure APR of [redacted] % is equal to or   is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted] %, or    available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted] %.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 2579      28918527                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Right to Cancel was executed by the borrowers on [redacted] with a                                                                                 Reviewer Comment (2023-08-17): Title attestation regarding closing date confirmed. Exception cleared.    08/17/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      07/24/2023, prior to three (3) business days from transaction date of rescission expiration date of [redacted] . Final Closing Disclosure is                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             07/21/2023.                                                           dated[redacted] . and is signed but not dated by the borrower. The                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                 recission expires [redacted] which is prior to the actual recission                                                                                Buyer Comment (2023-08-16): [redacted]  see the attached closing instructions and addendum confirmiing                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                   Incomplete                                                                                                                                                 expiration of [redacted] .. Please provide evidence of date Final CD was                                                                           all documents were signed on the required date and including the CD. The borrower received the CD on the
                                                                                                                   and/or                                                                                                                                                     signed. Additional exceptions may apply.                                                                                                           same day as the recission form.
                                                                                                                   provided on
                                                                                                                   the wrong form
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-16): [redacted] see the attached closing instructions and addendum confirmiing all documents were signed on the required date and including the CD. The borrower received the CD on the same day as the recission form.
[redacted] [redacted] [redacted] 2579      28918528                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    Right to Cancel was executed by the borrowers on [redacted] with a                                                                                 Reviewer Comment (2023-08-17): Title attestation regarding closing date confirmed. Exception cleared.    08/17/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                     rescission expiration date of [redacted] . Final Closing Disclosure is                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                                                                                                   dated [redacted]  and is signed but not dated by the borrower. The                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                 recission expires [redacted]  which is prior to the actual recission                                                                               Buyer Comment (2023-08-16): [redacted] see the attached closing instructions and addendum confirmiing                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                   Incomplete                                                                                                                                                 expiration of [redacted] . Please provide evidence of date Final CD was                                                                            all documents were signed on the required date and including the CD. The borrower received the CD on the
                                                                                                                   and/or                                                                                                                                                     signed. Additional exceptions may apply.                                                                                                           same day as the recission form.
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 2580      28918382                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                SD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2581      28918152                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2582      28918490                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2583      28917323                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2584      28915627                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2585      28917472                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2586      28917990                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2586      28935470                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Pages [redacted] of the 1040 in the file confirming the non-taxable portion                                                                        Reviewer Comment (2023-08-16): Received the legible [redacted] 1099-SSA and first [redacted] pages of    08/16/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 of the SSI, as well as the SSA-1099 are not clear copies. Please provide                                                                           the legible [redacted]tax return.                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              clear copies for review of the eligible non-taxable portion of the income.                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-16): Please see attached 1099 and 1040
[redacted] [redacted] [redacted] 2587      28917268                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2588      28918563                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2588      28918715                         Credit     Insurance     Insurance     Insurance      Missing Document: Flood Insurance Policy not provided                                                                                       File is missing the Flood Insurance Policy to verify sufficient coverage                                                                           Reviewer Comment (2023-08-17): Flood insurance provided, exception cleared.                              08/17/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Documentation                                                                                                                                                            and the annual premium. Upon receipt of the missing Flood Insurance Policy,                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-16): [redacted]  see the attached flood policy.                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 2588      28918727                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                                                                                                        Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-08-15): Per [redacted] Mortgage's policy, no PDI is required.                                           08/15/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                                                                                            inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    pre-FEMA        end date. Date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                                                                                                          declaration of  disaster: [redacted].
                                                                                                                                                                                                                                                                                                                                                          disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 2589      28918484                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2590      28918705                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2591      28918058                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2592      28917790                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2593      28918837                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2594      28919417                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2595      28918432                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2596      28918412                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-08-18): Verification of earlier borrower receipt of the appraisal was provided.   08/18/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted] % or Final Disclosure APR of [redacted] % is equal to or                                                                                                                                                      Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted] %, or                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        [redacted] %.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-17): please see attached
[redacted] [redacted] [redacted] 2596      28918507                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower                                                                         Reviewer Comment (2023-08-18): Verification of earlier borrower receipt of the appraisal was provided.   08/18/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   was provided a copy of the appraisal on [redacted]  with an expected                                                                               Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        to consummation.                                                      received date of [redacted] , which is not at least 3 business days prior                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                                                                                                                                                              to closing on [redacted] . File is missing evidence of actual receipt by
                                                                                                                                                                                                                                                                              the borrower as required under the TILA HPML Appraisal Rule.                                                                                       Buyer Comment (2023-08-17): please see attached
[redacted] [redacted] [redacted] 2596      28918512                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2597      28919446                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2598      28918057                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2599      28919502                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2599      28919594                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                                                                                                        Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-08-15): Per [redacted] Mortgage's policy, no PDI is required.                                           08/15/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                                                                                            inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    pre-FEMA        end date. Date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                                                                                                          declaration of  disaster: [redacted].
                                                                                                                                                                                                                                                                                                                                                          disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 2600      28921295                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2601      28918593                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2602      28918104                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2603      28918381                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2604      28918065                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                ND        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2605      28921948                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2606      28918778                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2607      28918415                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2608      28918025                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2609      28918001                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2610      28918591                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2611      28917668                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2612      28921258                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2613      28918623                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2613      28918669                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  APR of [redacted]% is not equal to or greater than the threshold of APOR                                                                           Reviewer Comment (2023-08-18): [redacted] Fee included in the APR with lender attestation for the same.  08/18/2023                       1          B          A          C          A          B          A          C          A          B          A                NV        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation [redacted]% + [redacted]%, or [redacted]%. The variance is due to the                                                                              Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             A[redacted] Fee. Please provide a lender attestation if the [redacted]fee                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              should be included in the APR.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-17): [redacted] See the attached [redacted]fee attestation letter.
[redacted] [redacted] [redacted] 2614      28921332                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2615      28918600                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2616      28934810                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2617      28919014                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2617      28921110                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                                                                                                        Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-08-16): Per [redacted] Mortgage's policy, no PDI is required.                                           08/16/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                                                                                            inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    pre-FEMA        end date. Date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                                                                                                          declaration of  disaster: [redacted].
                                                                                                                                                                                                                                                                                                                                                          disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 2618      28918816                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2619      28919690                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2620      28919431                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2621      28919989                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2622      28922059                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2623      28919597                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                IA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2624      28920356                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2625      28918997                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2626      28934840                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2626      28934866                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-08-17): .                                                                                                  08/17/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted] % or Final Disclosure APR of [redacted] % is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted] %, or                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted] %  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 2627      28919917                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2628      28921015                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2629      28922211                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                SD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2630      28918927                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2631      28920924                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2632      28920893                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2633      28918545                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2634      28919968                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2635      28918720                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2636      28921293                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2637      28934884                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2638      28922415                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2639      28919762                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2640      28934858                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-15): Seller acknowledges the exception. This exception is for informational                          08/15/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2641      28920149                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2642      28919587                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2643      28919423                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2644      28921161                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2645      28922365                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2646      28922199                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2647      28920445                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2648      28919978                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2649      28934957                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2650      28935018                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2651      28919540                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2651      28919556                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]Higher-Priced Mortgage Loan:  Borrower not provided with    Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-08-17): Seller acknowledges exception, no change to grading.                                               08/17/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 2651      28919557                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-08-17): Seller acknowledges exception, no change to grading.                                               08/17/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 2652      28920906                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                AK        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2653      28920912                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2654      28918726                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                WV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2655      28920955                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2656      28935218                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2656      28935283                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]Higher-Priced Mortgage Loan:  Borrower not provided with    Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-08-17): .                                                                                                  08/17/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 2656      28935284                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-08-17): .                                                                                                  08/17/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 2657      28920638                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2658      28921944                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2658      28935104                         Credit     Missing       General       Missing        Incomplete Document: 1003 Final is incomplete                                                                                               The final 1003 did not reflect the subject property in section [redacted].                                                                         Reviewer Comment (2023-08-18): Revised 1003 provided. Exception cleared.                                 08/18/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Document                    Document                                                                                                                                                   Please provide a revised 1003 inclusive of real estate owned.                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-17): Please see attached updated 1003.                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 2659      28922011                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2660      28927938                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2661      28922336                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2662      28920106                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2663      28921073                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2664      28920814                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2665      28921963                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2666      28922275                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                OK        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2666      28922302                         Compliance Compliance    State         State HPML     (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML   [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-08-17): Seller accepts; no change to grading.                                                              08/17/2023 2          B          B          B          B          B          B          B          B          B          B                OK        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   Threshold)                                                            [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 2667      28922486                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2667      28922491                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     File is missing the [redacted] W2 as required by Fannie Mae.  The                                                                                  Reviewer Comment (2023-08-18): [redacted] W2 provided. Exception cleared.                                08/18/2023                       1          C          A          C          A          C          A          C          A          C          A                CT        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 [redacted]W2 provided is blank.                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-17): Please see attached W2                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 2668      28922149                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2669      28935509                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2670      28922413                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2671      28934808                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2672      28935085                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2673      28940466                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2674      28935147                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2675      28922269                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2676      28935393                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                RI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2677      28934852                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2678      28935420                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2678      28946560                         Credit     Income /      Income        Income /       Income Docs Missing:                                                                                                                        Lender to confirm why the new business that began in tax year [redacted]was                                                                        Reviewer Comment (2023-08-22): No distributions/contributions to consider for < [redacted]  owner as     08/22/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 not considered. Loss for [redacted]-S [redacted] is seen in the                                                                                    verified with the K-1. Exception cleared.                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              [redacted][redacted]'s only, but was not considered. Please provide                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              documentation to support why this business loss was not accounted for in                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                              the income.                                                                                                                                        Buyer Comment (2023-08-22): Please see attached evidence that client owns less than [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 ownership, the loss is not required to be included in ratios.
[redacted] [redacted] [redacted] 2679      28935487                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2680      28935688                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2681      28935156                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2682      28945163                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2683      28942023                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2684      28934907                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2685      28931007                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2685      28931186                         Credit     Income /      Income        Missing        REO Documents are missing.                                            - ___                                                                 The file was missing evidence of the PITIA for this investment property.                                                                           Reviewer Comment (2023-08-21): Page one of the CD from the recent purchase provided and confirms PITIA.  08/21/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Document                                                                                                                                                   Please provide evidence of the mortgage, taxes, insurance, and HOA dues.                                                                           Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-18): Please see the attached CD for [redacted]
[redacted] [redacted] [redacted] 2686      28934970                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2687      28940167                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2688      28938959                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2688      28939865                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form [redacted]  however, the Title Search verifies                                                                          Buyer Comment (2023-08-18): Seller accepts; no change to grading.                                                              08/18/2023 2          B          B          B          B          B          B          B          B          B          B                WA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           the proper Model Form for a refinancing by the same creditor. The     the first lien mortgage is in the name of the same lender as the subject                                                                                                                                                                                                                                                                                                                                                                         Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             [redacted]  form was used, the [redacted]form should have been used.  cash-out second mortgage. Right to Cancel should be on Form [redacted]                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 2689      28935585                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                MT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2690      28935594                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                OK        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2690      28935621                         Compliance Compliance    State         State HPML     (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML   [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Buyer Comment (2023-08-18): .                                                                                                  08/18/2023 2          B          B          B          B          B          B          B          B          B          B                OK        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   Threshold)                                                            [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 2691      28935897                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2691      28935912                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                            Subject property was appraised on [redacted]prior to the FEMA disaster      Property        The subject property    SitusAMC,Aggregator            Reviewer Comment (2023-08-16): The subject property was appraised on [redacted]  after the FEMA disaster                       08/16/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                (Severe Winter Storms, Straight-Line Winds, Flooding, Landslides and        inspected post  was appraised on                                       start date of [redacted]. PDI is not required per client guides.                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                    Mudslides) dated [redacted] through  [redacted]. File is missing a property disaster but    [redacted] after the                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                        inspection dated after the disaster, or the lender's Rep and Warranty       pre-FEMA        FEMA disaster start                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                              attestation along with visible confirmation that the subject property was   declaration of  date of [redacted]. PDI
                                                                                                                                                                                                                                                                              not damaged.                                                                disaster end    is not required per
                                                                                                                                                                                                                                                                                                                                                          date.           client guides.
[redacted] [redacted] [redacted] 2692      28934919                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2693      28935294                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2694      28935651                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Second     Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2694      28942252                         Credit     Missing       General       Missing        Incomplete Document: 1003 Final is incomplete                                                                                               Subject loan is a cash-out refinance of the [redacted][redacted]property.                                                                          Reviewer Comment (2023-08-21): Current residence updated on the 1003. Exception cleared.                 08/21/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Second     Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Document                    Document                                                                                                                                                   However, the Final [redacted]disclosed the subject second home address as                                                                                                                                                                                                                                                                                                                                                             Home       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              the borrowers current address that the borrowers have resided at for                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              [redacted]years. In the REO section, the [redacted] property is listed as                                                                          Buyer Comment (2023-08-18): See attached 1003 and review to clear condition.                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                              the borrowers primary residence. A revised Final 1003 with the correct current address is required for each borrower.
[redacted] [redacted] [redacted] 2695      28935578                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2695      28941816                         Credit     Loan Package  Application / Loan Package   HOA Error: Subject is located in a project and HOA Information was    -                                                                     File contains a PUD Rider however, the borrower was not qualified with HOA                                                                         Reviewer Comment (2023-08-21): HOA updated as per the updated 1004 received. Exception cleared.          08/21/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  not provided.                                                                                                                               dues. File is documentation to verify HOA dues are required for the subject                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              PUD property.                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): Per email from client, the yearly HOA is $[redacted]per year which matches                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 the appraisal from [redacted]for the first mortgage, also held by [redacted] Mortgage.  See attached appraisal HOA information, 1008 and 1003 and review to clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): Per email from client, the yearly HOA is $[redacted] per year which matches the appraisal from [redacted] for the first mortgage, also held by [redacted] Mortgage.  See attached appraisal HOA information, 1008 and 1003 and review to clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): Per email from client, the yearly HOA is $[redacted] per year which matches the appraisal from [redacted] for the first mortgage, also held by [redacted]  Mortgage.  See attached appraisal HOA information, 1008 and 1003 and review to clear.
[redacted] [redacted] [redacted] 2696      28934893                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2697      28935486                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2698      28925488                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                OK        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2699      28935607                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2700      28936380                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2701      28935545                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2702      28938329                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2703      28936357                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2703      28939087                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  - ___                                                                 Borrower was qualified with social security and retirement income however,                                                                         Reviewer Comment (2023-08-21): Evidence of receipt provided for SSI and Pension. Exception cleared.      08/21/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 the file is missing all of the borrower's income documentation. Upon                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              receipt of the missing  income documentation for the borrower, additional                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              conditions may apply.                                                                                                                              Buyer Comment (2023-08-18): Asset report attached confirms pension and SS deposits for both borrower                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 between [redacted] and [redacted] . This is an acceptable method of income verification. Please escalate this to be cleared
[redacted] [redacted] [redacted] 2703      28939093                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  - ___                                                                 Co-borrower was qualified with social security and retirement income                                                                               Reviewer Comment (2023-08-21): Evidence of receipt provided for SSI and Pension. Exception cleared.      08/21/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 however, the file is missing all of the co-borrower's income documentation.                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              Upon receipt of the missing  income documentation for the co-borrower,                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              additional conditions may apply.                                                                                                                   Buyer Comment (2023-08-18): Asset report attached confirms pension and SS deposits for both borrower                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 between [redacted] and [redacted]. This is an acceptable method of income verification. Please escalate this to be cleared
[redacted] [redacted] [redacted] 2704      28935723                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA [redacted]Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2705      28940538                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2705      28940645                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-08-18): Seller acknowledges exception, no change to grading.                                               08/18/2023 2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 2706      28936335                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2707      28925080                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2708      28935790                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2709      28938331                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2710      28940203                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2711      28935975                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2712      28939886                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2713      28936719                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2714      28936420                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2714      28938798                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA     Truth in Lending Act ([redacted]):  [redacted]disclosure was not      Subject loan has tested as a [redacted]loan. File is missing the required                                                                          Reviewer Comment (2023-08-22): Invoice received for third party appraisal fee and affiliate [redacted]   08/22/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Disclosure Not Provided)                                              provided to the Borrower                                              [redacted]Disclosure.                                                                                                                              fee broken out. Testing updated, exception cleared.                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): The appraisal was transferred from an associated loan which never closed.
                                                                                                                                                                                                                                                                                                                                                                                                                                 The appraisal invoice is attached confirmng only $[redacted]of the $[redacted]was paid to an affiliate and should be included in the test. Please retest exlcuding the additional $[redacted] in appraisal fees and the loan will pass the points and fees test. Please clear and clear all associated [redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] Disclosure not required.
[redacted] [redacted] [redacted] 2714      28938799                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed   Truth in Lending Act ([redacted]): Mortgage loan financed Points and                                                                                                                                                     Reviewer Comment (2023-08-22): Invoice received for third party appraisal fee and affiliate              08/22/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Points and Fees)                                                      Fees.                                                                                                                                                                                                                    [redacted]fee broken out. Testing updated, exception cleared.                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): The appraisal was transferred from an associated loan which never closed.
                                                                                                                                                                                                                                                                                                                                                                                                                                 The appraisal invoice is attached confirmng only $[redacted]of the $[redacted] was paid to an affiliate and should be included in the test. Please retest exlcuding the additional $[redacted]in appraisal fees and the loan will pass the points and fees test. Please clear and clear all associated waterfalls.
[redacted] [redacted] [redacted] 2714      28938800                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late       Truth in Lending Act ([redacted]): Mortgage loan contains a late      Subject loan has tested as a [redacted]loan. Note verifies the late charge                                                                         Reviewer Comment (2023-08-22): Invoice received for third party appraisal fee and affiliate [redacted]   08/22/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Charge)                                                               charge that exceeds the greater of [redacted]% of the amount past due is [redacted]%, which exceeds the maximum allowed of [redacted]% for the                                                                           fee broken out. Testing updated, exception cleared.                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                          or grace period of less than [redacted] days.                         State of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): The appraisal was transferred from an associated loan which never closed.
                                                                                                                                                                                                                                                                                                                                                                                                                                 The appraisal invoice is attached confirmng only $[redacted]of the $[redacted] was paid to an affiliate and should be included in the test. Please retest exlcuding the additional $[redacted] in appraisal fees and the loan will pass the points and fees test. Please clear and clear all associated [redacted] .Not a
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] loan therefore. Therefore, late fee requirement not applicable.
[redacted] [redacted] [redacted] 2714      28938801                         Compliance Compliance    Federal       Federal Defect (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)     Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject                                                                                                                                                    Reviewer Comment (2023-08-22): Invoice received for third party appraisal fee and affiliate [redacted]   08/22/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -   (1) Signed letter from borrower indicating their choice to either (a)      C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         loan of [redacted]% is in excess of the allowable maximum of                                                                                                                                                             fee broken out. Testing updated, exception cleared.                                                                                                                                                                                                                                           Cash-out -    accept refund and make loan non-high-cost or (b) keep loan as high-cost                                                                             Priced QM   Priced
                                                                                                                                                                                                        [redacted]% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other         and make loan compliant; (2) Assuming option (a) is selected, a copy of                                                                             (APOR)      QM
                                                                                                                                                                                                        $[redacted]on a Federal Total Loan Amount of $[redacted]vs. an                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund check and proof of mailing; (3) Assuming option (b) is selected,                                                                                         (APOR)
                                                                                                                                                                                                        allowable total of $[redacted](an overage of $[redacted]or                                                                                                                                                               Buyer Comment (2023-08-21): The appraisal was transferred from an associated loan which never closed.                                                                                                                                                                                                       proof of cure for each of the prohibited practices violations noted.
                                                                                                                                                                                                        .[redacted]%).  Non-Compliant High Cost Loan.                                                                                                                                                                            The appraisal invoice is attached confirmng only $[redacted] of the $[redacted] was paid to an affiliate and should be included in the test. Please retest exlcuding the additional $[redacted] in appraisal fees and the loan will pass the points and fees test. Please clear and clear all associated waterfalls.
[redacted] [redacted] [redacted] 2714      28938802                         Compliance Legal /       Anti-         Federal Defect (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Truth in Lending Act ([redacted]): Borrower did not receive pre-loan  Subject loan has tested as a [redacted]loan. File is missing evidence the                                                                          Reviewer Comment (2023-08-22): Invoice received for third party appraisal fee and affiliate [redacted]   08/22/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                       Regulatory /  Predatory                    Requirement)                                                          counseling.                                                           borrower received pre-loan counseling.                                                                                                             fee broken out. Testing updated, exception cleared.                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                       Compliance    Violation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): The appraisal was transferred from an associated loan which never closed.
                                                                                                                                                                                                                                                                                                                                                                                                                                 The appraisal invoice is attached confirmng only $[redacted]of the $[redacted]was paid to an affiliate and should be included in the test. Please retest exlcuding the additional $[redacted] in appraisal fees and the loan will pass the points and fees test. Please clear and clear all associated [redacted] .Not a
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] loan therefore. Therefore, pre-loan counseling not required.
[redacted] [redacted] [redacted] 2714      28938803                         Compliance Compliance    Federal       ATR/QM Defect  QM Points and Fees 2021                                               Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan                                                                                                                                                    Reviewer Comment (2023-08-22): Invoice received for third party appraisal fee and affiliate [redacted]   08/22/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         of [redacted]% is in excess of the allowable maximum of  [redacted]%                                                                                                                                                     fee broken out. Testing updated, exception cleared.                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of the Federal Total Loan Amount. Points and Fees total $[redacted]on                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        a Federal Total Loan Amount of $[redacted]vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        $[redacted](an overage of $[redacted]or .[redacted]%).                                                                                                                                                                   Buyer Comment (2023-08-21): The appraisal was transferred from an associated loan which never closed.
                                                                                                                                                                                                                                                                                                                                                                                                                                 The appraisal invoice is attached confirmng only $[redacted]of the $[redacted]was paid to an affiliate and should be included in the test. Please retest exlcuding the additional $[redacted] in appraisal fees and the loan will pass the points and fees test. Please clear and lear all associated [redacted] .
[redacted] [redacted] [redacted] 2714      28938804                         Compliance Compliance    State         State Defect   (State High Cost Disclosure) Colorado Covered Loan (Consumer Caution  [redacted]Covered Loan:  Consumer Caution Notice not provided to      Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Reviewer Comment (2023-08-22): Invoice received for third party appraisal fee and affiliate [redacted]   08/22/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -   For application prior to 1/10/14, no obvious cure.                         C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Notice Not Provided)                                                  borrower.                                                             mising the [redacted] Consumer Caution Notice.                                                                                                     fee broken out. Testing updated, exception cleared.                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         For applications on or after 1/10/14, see any available cure under the                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Colorado Consumer Protection Act threshold exception.                                                                                                           (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): The appraisal was transferred from an associated loan which never closed.
                                                                                                                                                                                                                                                                                                                                                                                                                                 The appraisal invoice is attached confirmng only $[redacted]of the $[redacted] was paid to an affiliate and should be included in the test. Please retest exlcuding the additional $[redacted] in appraisal fees and the loan will pass the points and fees test. Please clear and clear all associated [redacted] .Not a
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] loan therefore, the disclosure is not required.
[redacted] [redacted] [redacted] 2714      28938805                         Compliance Compliance    State         State Defect   (State High Cost) Colorado Covered Loan (Points and Fees)             [redacted] Consumer Equity Protection Act: Points and Fees on subject                                                                                                                                                    Reviewer Comment (2023-08-22): Invoice received for third party appraisal fee and affiliate [redacted]   08/22/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -   For application prior to 1/10/14, no obvious cure.                         C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         loan of [redacted]% is in excess of the allowable maximum of                                                                                                                                                             fee broken out. Testing updated, exception cleared.                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]% of the Total Loan Amount. Points and Fees total                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other         For applications on or after 1/10/14, same as DF HOEPA cure:                                                                                        (APOR)      QM
                                                                                                                                                                                                        $[redacted]on a Total Loan Amount of $[redacted]vs. an allowable                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (1) Signed letter from borrower indicating their choice to either (a)                                                                                           (APOR)
                                                                                                                                                                                                        total of $[redacted](an overage of $[redacted]or .[redacted]%).  Non-                                                                                                                                                    Buyer Comment (2023-08-21): The appraisal was transferred from an associated loan which never closed.                                                                                                                                                                                                       accept refund and make loan non-high-cost or (b) keep loan as high-cost
                                                                                                                                                                                                        Compliant High Cost Loan.                                                                                                                                                                                                The appraisal invoice is attached confirmng only $[redacted] of the $[redacted]was paid to an affiliate                                                                                                                                                                                                     and make loan compliant; (2) Assuming option (a) is selected, a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                 and should be included in the test. Please retest exlcuding the additional $[redacted] in appraisal fees                                                                                                                                                                                                    refund check and proof of mailing; (3) Assuming option (b) is selected,
                                                                                                                                                                                                                                                                                                                                                                                                                                 and the loan will pass the points and fees test. Please clear and lear all associated [redacted].                                                                                                                                                                                                           proof of cure for each of the prohibited practices violations noted.
[redacted] [redacted] [redacted] 2714      28938816                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Subject has tested as a [redacted]loan, the subject loan designation is QM                                                                         Reviewer Comment (2023-08-22): Invoice received for third party appraisal fee and affiliate [redacted]   08/22/2023                       1          B          A          C          A          B          A          C          A          B          A                CO        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation ([redacted]) Fail.                                                                                                                                 fee broken out. Testing updated, exception cleared.                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): The appraisal was transferred from an associated loan which never closed.
                                                                                                                                                                                                                                                                                                                                                                                                                                 The appraisal invoice is attached confirmng only $[redacted]of the $[redacted] was paid to an affiliate and should be included in the test. Please retest exlcuding the additional $[redacted]in appraisal fees and the loan will pass the points and fees test. Please clear and clear all associated [redacted].
[redacted] [redacted] [redacted] 2715      28941341                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2716      28939137                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2717      28939302                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2718      28938814                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2718      28938848                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                            Most recent property inspection report is after the FEMA disaster SEVERE    Property        Property inspected post SitusAMC,Originator            Reviewer Comment (2023-08-17): The appraisal was performed after disaster start date.  PDI not required                        08/17/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              C        B       B        B      C          B          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                WINTER STORMS, FLOODING, LANDSLIDES AND MUDSLIDES Declaration date          inspected post  disaster but pre-FEMA                                  per client guides.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                    0[redacted] with no declared end date [redacted] File is missing a property disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                        inspection or the lender's Rep and Warranty attestation along with visible  pre-FEMA        end date. Date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                              confirmation that the subject property was not damaged.                     declaration of  disaster: [redacted].
                                                                                                                                                                                                                                                                                                                                                          disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 2718      28938915                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure Finance Charge                          TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing   Final Closing Disclosure disclosed a finance charge of $[redacted];                                                                                Reviewer Comment (2023-08-30): [redacted]  received Letter of Explanation, Proof of Delivery, Refund                08/30/2023            2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -   TILA Material Disclosure Cure - Provide the following: Letter of           C        B       B        B      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Disclosure provided on [redacted] disclosed an inaccurate Finance     calculated finance charge is $[redacted], which is a difference of                                                                                 check for underdisclosed amount, Corrected CD, and Re-open Rescission.                                                                                                                                                                                                                        Cash-out -    Explanation, Proof of Delivery, Refund check for underdisclosed amount,                                                                             Priced QM   Priced
                                                                                                                                                                                                        Charge on page [redacted]  that does not match the actual Finance     $[redacted]for the subject purchase transaction.  Appraisal invoice does                                                                                                                                                                                                                                                                                                                                                                         Other         Corrected CD, and Re-open Rescission if Applicable                                                                                                  (APOR)      QM
                                                                                                                                                                                                        Charge for the loan.  The disclosed Finance Charge in the amount of   not break down [redacted] fee which could change finance charge.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
                                                                                                                                                                                                        $[redacted]is under disclosed by $[redacted]compared to the                                                                                                                                                              Buyer Comment (2023-08-29): Please see the attached for the LOE to client, corrected CD, check copy, UPS
                                                                                                                                                                                                        calculated Finance Charge of $[redacted]which exceeds the $[redacted]                                                                                                                                                    label and new ROR documents
                                                                                                                                                                                                        threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-23): [redacted] has reviewed the rebuttal by client.  However, [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 Special rule; closing agent charges. Fees charged by a third party that conducts the loan closing (such as a settlement agent, attorney, or escrow or title company) are finance charges only if the creditor:(i) Requires the particular services for which the consumer is charged;(ii) Requires the imposition of the charge; or  (iii) Retains a portion of the third-party charge, to the extent of the portion retained.The fee for Title-Sub-Escrow meets thie rules stated in 1026.4(2) The Title-Sub-Escrow fee purpose typically is defined as: A Sub Escrow Fee is not an escrow fee. The Sub Escrow is a service provided by the Title Companies where the buyer's lender requires the Title Company to take the buyer's loan proceeds and send (via check or wire) the payment in full to the seller's mortgage payoffs.With this purpose, this would be viewed as a Lender required fee, as the buyer's "lender" is directing the title company, thus this would not be a fee that is typically charged in a cash transaction which does not have a lender involved with buyer and a finance charge. If lender further feels this fee is not a finance charge per the definitions, [redacted] would require an Attestation from the title company giving the specific purpose of the Title-Sub-Escrow fee charged on this transaction.  Upon receipt, we can review to determine and re-test if needed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-22): EXCEPTION HISTORY - Exception Detail was updated on [redacted]  PRIOR
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                 provided on[redacted] disclosed an inaccurate Finance Charge on page [redacted] that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure dated [redacted]. (Final/[redacted])

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-22): The sub escrow fee is charged by this title company whether an individual is obtaining financing or not, per the regulation this fee can be excluded from the finance charge based on that fact, please escalate to compliance or specify why fee's charged on a comparable cash transaction can not be excluded.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-21): [redacted]  If the creditor requires the use of a closing agent, fees charged by the closing agent are included in the finance charge only if the creditor requires the particular service, requires the imposition of the charge, or retains a portion of the charge. If the lender did not require the use of a third party please provide documentation for review.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-18): The title-Sub escrow fee of $[redacted] can be excluded from the finance charge per TRID [redacted] as this fee would still be charged in an comparable cash transaction. The service includes receiving funds from a cash buyer or lender and making the required payoff's of existing liens and encumbrances against a property.
[redacted] [redacted] [redacted] 2718      28938916                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form H-8 however, the Title Search verifies the first                                                                        Buyer Comment (2023-08-18): Seller acknowledges the exception,  no change to grading                                           08/18/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       B        B      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           the proper [redacted] Form for a refinancing by the same creditor.    lien mortgage is in the name of the same lender as the subject cash-out                                                                                                                                                                                                                                                                                                                                                                          Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             The [redacted] form was used, the [redacted]form should have been     second mortgage. Right to Cancel should be on Form [redacted].                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                           used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 2719      28937052                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2720      28935080                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2720      28935532                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Due to a DTI of [redacted]%, the subject loan designation is QM                                                                                    Reviewer Comment (2023-08-18): Borrower's [redacted] award letter provided, income updated. DTI is now   08/18/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation ([redacted]) Risk.                                                                                                                                 under [redacted]%, exception cleared.                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-17): please see attached
[redacted] [redacted] [redacted] 2720      28935546                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor and QM DTIs match and both moderately   General QM: The DTI calculated in accordance with the Lenders         Borrower was qualified with monthly base social security income of                                                                                 Reviewer Comment (2023-08-18): Borrower's [redacted] award letter provided, income updated. DTI is now   08/18/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   exceed Guidelines                                                     Guidelines and [redacted](e) of [redacted]% moderately exceeds the    $[redacted]and a DTI of [redacted]%. File contains the [redacted][redacted]                                                                        under [redacted] %, exception cleared.                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        guideline maximum of [redacted]%. (DTI Exception is eligible to be    which verifies social security income of $[redacted]resulting in a DTI of                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        regraded with compensating factors.)                                  [redacted]%, which exceeds the guideline maximum DTI of [redacted]%. The                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                              borrower's [redacted] SS Award Letter and/or bank statements were not                                                                              Buyer Comment (2023-08-17): please see attached
                                                                                                                                                                                                                                                                              provided to verify the higher amount used for qualification.
[redacted] [redacted] [redacted] 2720      28935570                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Borrower was qualified with monthly base social security income of                                                                                 Reviewer Comment (2023-08-18): Borrower's [redacted] award letter provided, income updated. DTI is now   08/18/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                $[redacted]and a DTI of [redacted]%. File contains the [redacted][redacted]                                                                        under [redacted]%, exception cleared.                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                               which verifies social security income of $[redacted]resulting in a DTI of                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                              [redacted]%, which exceeds the guideline maximum DTI of [redacted]%. The                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                              borrower's [redacted] SS Award Letter and/or bank statements were not                                                                              Buyer Comment (2023-08-17): please see attached
                                                                                                                                                                                                                                                                              provided to verify the higher amount used for qualification.
[redacted] [redacted] [redacted] 2720      28935579                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Due to a DTI of [redacted]%, the subject loan is at QM Risk.                                                                                       Reviewer Comment (2023-08-18): Borrower's [redacted] award letter provided, income updated. DTI is now   08/18/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                                                                                                                                                                      under [redacted] %, exception cleared.                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-17): please see attached
[redacted] [redacted] [redacted] 2721      28938488                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2722      28939798                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2723      28941165                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2724      28937548                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2725      28941236                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2726      28924950                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2727      28935652                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2728      28941143                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2728      28941188                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                                                                                                        Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-08-17): Per [redacted] guidelines, no disaster inspection is required. Disaster                         08/17/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                                                                                            inspected post  disaster but pre-FEMA                                  declaration was prior to the appraisal being completed.                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    pre-FEMA        end date. Date of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                                                                                                                                                                          declaration of  disaster: [redacted].
                                                                                                                                                                                                                                                                                                                                                          disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 2729      28935586                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2730      28939971                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2731      28940636                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2732      28941056                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2733      28939223                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2734      28939342                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2735      28939097                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2736      28938509                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2737      28935882                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2738      28937484                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2739      28940755                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2740      28939493                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2741      28939802                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2742      28935169                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-16): Seller acknowledges the exception. This exception is for informational                          08/16/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2743      28936037                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2744      28937855                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2745      28940218                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2746      28944151                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2746      28945062                         Credit     Hazard        Insufficient  Hazard         The Hazard Insurance Policy Effective Date is after closing.          Hazard Insurance Policy Effective Date ___, Disbursement Date: ___    The file was missing evidence of the hazard insurance that was effective at                                                                        Reviewer Comment (2023-08-21): HOI effective at closing was provided. Exception cleared.                 08/21/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Insurance     Coverage      Insurance                                                                                                                                                  the time of closing per guidelines. Please provide for review.                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-18): [redacted]  see attached policy.                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 2747      28939972                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2747      28949690                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Lien paid at closing was XXX.  Form [redacted] is needed for this                                                                                  Reviewer Comment (2023-08-30): LOE, [redacted]  RTC, and proof of delivery provided and rescission                  08/30/2023            2          C          B          C          B          C          B          C          B          C          B                FL        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       transaction.                                                                                                                                       passed. Exception cured.                                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             considered the original creditor. The [redacted]   form was used, the                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                           [redacted]  form should have been used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-08-29): Rescission has ended. Please review to clear.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-08-22): Received the right to cancel cure documentation and UPS Tracking verifies the package is enroute. This exception cannot be reviewed until the package has been received by the borrowers and the right to cancel expiration date of [redacted]  has passed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-22): Please see attached opening [redacted]
[redacted] [redacted] [redacted] 2748      28938002                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2749      28938742                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2750      28935843                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2751      28938297                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2752      28937238                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2753      28935425                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2754      28941494                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2755      28935349                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2755      28935804                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-08-18): Seller acknowledges exception, no change to grading.                                               08/18/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted] % or Final Disclosure APR of [redacted] % is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted] %, or                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        [redacted] %.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 2755      28935807                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]  Higher-Priced Mortgage Loan:  Borrower not provided with  Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-08-18): Seller acknowledges exception, no change to grading.                                               08/18/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    C        B       C        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 2755      28941026                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Loan designation failure due to ATR failure. This exception will be cleared                                                                        Reviewer Comment (2023-08-21): Non QM                                                                    08/21/2023                       1          B          A          C          A          B          A          C          A          B          A                MD        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        B       C        B      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.     when all ATR related exceptions are cleared.                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 2755      28941027                         Compliance Compliance    Federal       ATR/QM Defect  General ATR Provision Investor and Non QM DTIs match and both         Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance  DTI is excessive due the HOI on the investment property. Lender qualified   Borrower has    1. [redacted] adverse   SitusAMC,Originator            Reviewer Comment (2023-08-21): Comp Factors                                                                                    08/21/2023 2          C          B          C          B          C          B          C          B          C          B                MD        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   moderately exceed Guidelines                                          with the Lenders Guidelines and [redacted] (c)(5) of [redacted] %     with the amount per Schedule E, but the renewal policy was provided in the  owned the       credit marks on the                                    1. [redacted] adverse credit marks on the credit report dating back to [redacted]                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                        moderately exceeds the guideline maximum of [redacted] %. (DTI        loan file and was considered by diligence.                                  subject         credit report dating                                   2. Consecutive mortgage history dating back to [redacted] with [redacted] adverse marks                                                                                                                                                                                                       Other
                                                                                                                                                                                                        Exception is eligible to be regraded with compensating factors.)                                                                                  property for at back to [redacted]                                     3. Qualifying FICO of [redacted]
                                                                                                                                                                                                                                                                                                                                                          least           2. Consecutive mortgage                                4. Borrower paid off all revolving and installment debt with this transaction outside of the [redacted]
                                                                                                                                                                                                                                                                                                                                                          [redacted]      history dating back to                                 lien mortgage, consolidating $[redacted] in monthly payments into one $[redacted] Closed End Second P&I,
                                                                                                                                                                                                                                                                                                                                                          years.          [redacted] with                                        decreasing monthly obligations by $[redacted] .
                                                                                                                                                                                                                                                                                                                                                                          [redacted] adverse
                                                                                                                                                                                                                                                                                                                                                                          marks
                                                                                                                                                                                                                                                                                                                                                                          3. Qualifying FICO of                                  Reviewer Comment (2023-08-18): 1. [redacted] adverse credit marks on the credit report dating back to
                                                                                                                                                                                                                                                                                                                                                                          [redacted]                                             [redacted]
                                                                                                                                                                                                                                                                                                                                                                          4. Borrower paid off                                   2. Consecutive mortgage history dating back to [redacted] with [redacted] adverse marks
                                                                                                                                                                                                                                                                                                                                                                          all revolving and                                      3. Qualifying FICO of [redacted]
                                                                                                                                                                                                                                                                                                                                                                          installment debt with                                  4. Borrower paid off all revolving and installment debt with this transaction outside of the [redacted]
                                                                                                                                                                                                                                                                                                                                                                          this transaction                                       lien mortgage, consolidating $[redacted] in monthly payments into one $[redacted]Closed End [redacted]
                                                                                                                                                                                                                                                                                                                                                                          outside of the                                         P&I, decreasing monthly obligations by $[redacted].
                                                                                                                                                                                                                                                                                                                                                                          [redacted] lien
                                                                                                                                                                                                                                                                                                                                                                          mortgage, consolidating
                                                                                                                                                                                                                                                                                                                                                                          $[redacted]in monthly
                                                                                                                                                                                                                                                                                                                                                                          payments into one
                                                                                                                                                                                                                                                                                                                                                                          $[redacted] Closed End
                                                                                                                                                                                                                                                                                                                                                                          [redacted] P&I,
                                                                                                                                                                                                                                                                                                                                                                          decreasing monthly
                                                                                                                                                                                                                                                                                                                                                                          obligations by
                                                                                                                                                                                                                                                                                                                                                                          $[redacted].
[redacted] [redacted] [redacted] 2755      28941040                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio           Calculated investor qualifying total debt ratio of ___ exceeds        DTI is excessive due the HOI on the investment property. Lender qualified   Borrower has    1. [redacted] adverse   SitusAMC,Originator            Reviewer Comment (2023-08-21): Comp Factors                                                                                    08/21/2023 2          C          B          C          B          C          B          C          B          C          B                MD        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                discrepancy.                                                          Guideline total debt ratio of ___.                                    with the amount per Schedule E, but the renewal policy was provided in the  owned the       credit marks on the                                    1. [redacted] adverse credit marks on the credit report dating back to [redacted]                                                                                                                                                                                                             Cash-out -
                                                                                                     Guidelines                                                                                                                                                               loan file and was considered by diligence.                                  subject         credit report dating                                   2. Consecutive mortgage history dating back to [redacted] with [redacted] adverse marks                                                                                                                                                                                                       Other
                                                                                                     Discrepancy                                                                                                                                                                                                                                          property for at back to [redacted]                                     3. Qualifying FICO of [redacted]
                                                                                                                                                                                                                                                                                                                                                          least           2. Consecutive mortgage                                4. Borrower paid off all revolving and installment debt with this transaction outside of the [redacted]
                                                                                                                                                                                                                                                                                                                                                          [redacted]      history dating back to                                 lien mortgage, consolidating $[redacted] in monthly payments into one $[redacted] Closed End Second P&I,
                                                                                                                                                                                                                                                                                                                                                          years.          [redacted] with                                        decreasing monthly obligations by $[redacted] .
                                                                                                                                                                                                                                                                                                                                                                          [redacted] adverse
                                                                                                                                                                                                                                                                                                                                                                          marks
                                                                                                                                                                                                                                                                                                                                                                          3. Qualifying FICO of                                  Reviewer Comment (2023-08-18): 1. [redacted] adverse credit marks on the credit report dating back to
                                                                                                                                                                                                                                                                                                                                                                          [redacted]                                             [redacted]
                                                                                                                                                                                                                                                                                                                                                                          4. Borrower paid off                                   2. Consecutive mortgage history dating back to [redacted] with [redacted] adverse marks
                                                                                                                                                                                                                                                                                                                                                                          all revolving and                                      3. Qualifying FICO of [redacted]
                                                                                                                                                                                                                                                                                                                                                                          installment debt with                                  4. Borrower paid off all revolving and installment debt with this transaction outside of the [redacted]
                                                                                                                                                                                                                                                                                                                                                                          this transaction                                       lien mortgage, consolidating $[redacted] in monthly payments into one $[redacted]Closed End [redacted]
                                                                                                                                                                                                                                                                                                                                                                          outside of the                                         P&I, decreasing monthly obligations by $[redacted].
                                                                                                                                                                                                                                                                                                                                                                          [redacted] lien
                                                                                                                                                                                                                                                                                                                                                                          mortgage, consolidating
                                                                                                                                                                                                                                                                                                                                                                          $[redacted]in monthly
                                                                                                                                                                                                                                                                                                                                                                          payments into one
                                                                                                                                                                                                                                                                                                                                                                          $[redacted] Closed End
                                                                                                                                                                                                                                                                                                                                                                          [redacted] P&I,
                                                                                                                                                                                                                                                                                                                                                                          decreasing monthly
                                                                                                                                                                                                                                                                                                                                                                          obligations by
                                                                                                                                                                                                                                                                                                                                                                          $[redacted].
[redacted] [redacted] [redacted] 2755      28941066                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  ATR risk due to excessive DTI. This exception will be cleared when all DTI                                                                         Reviewer Comment (2023-08-21): Compliance reran, exception cleared.                                      08/21/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        B       C        B      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                   related exceptions are cleared.                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 2756      28938973                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2757      28940844                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2758      28940967                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2759      28938964                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([redacted]): Originator Loan Designation of       Subject loan was originated under the Higher Priced QM (APOR) designation                                                                          Reviewer Comment (2023-08-22): Loan designation restated by the client. Exception cleared.               08/22/2023                       1          B          A          C          A          B          A          C          A          B          A                CO        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation however, based on fees testing the subject loan has tested as Safe Harbor                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             QM (APOR).  QM testing was based on rate set date of [redacted]   when                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              actual last rate set date is [redacted]                                                                                                            Buyer Comment (2023-08-18): please see attached                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 2759      28938995                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2759      28967371                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  The updated Loan Designation of Safe Harbor QM (APOR) matches the Due                                                                              Buyer Comment (2023-08-22): .                                                                                                  08/22/2023 2                     A                     B                     B                     B                     A                CO        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan    Diligence Loan Designation of Safe Harbor QM (APOR). Exception is                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan   informational only.                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 2760      28940459                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2761      28940562                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2762      28939963                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2762      28939973                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([redacted]: Originator Loan Designation of Safe   Due to failing the QM points and fees test, the subject loan designation is                                                                        Reviewer Comment (2023-08-22): Client restated the loan designation. Exception cleared.                  08/22/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Non QM  Yes
                                                                                                     Compliance                                                                                         Harbor QM (APOR) does not match Due Diligence Loan Designation of QM  QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                        (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): Please see attached updated [redacted] summary form.
[redacted] [redacted] [redacted] 2762      28939974                         Compliance Compliance    Federal       ATR/QM Defect  QM Points and Fees [redacted]                                         Qualified Mortgage ([redacted]): Points and Fees on subject loan of                                                                                                                                                      Reviewer Comment (2023-08-22): Client restated the loan designation. Exception cleared.                  08/22/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% is in excess of the allowable maximum of  [redacted]% of                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                        the Federal Total Loan Amount. Points and Fees total $[redacted]on a                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other
                                                                                                                                                                                                        Federal Total Loan Amount of $[redacted]vs. an allowable total of                                                                                                                                                        Buyer Comment (2023-08-21): Please see attached updated [redacted]  summary form.
                                                                                                                                                                                                        $[redacted](an overage of $[redacted]or [redacted]%).
[redacted] [redacted] [redacted] 2762      28967444                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - General Ability to Repay      Ability to Repay (Dodd-Frank 2014): The initial Loan Designation      The updated Loan Designation of Non QM matches the Due Diligence Loan                                                                              Buyer Comment (2023-08-24): Seller acknowledges exception, no change to grading.                                               08/24/2023 2                     A                     B                     B                     B                     A                CA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Compliance                                                                                         provided did not match.  However, the updated Loan Designation of Non Designation of Non QM. This exception is informational only.                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                        QM matches the Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 2763      28939753                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2764      28939983                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2764      28940891                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Subject [redacted] mortgage paid off an existing [redacted] mortgage. Right                                                                        Reviewer Comment (2023-08-31): LOE, proof of delivery ([redacted]), [redacted] RTC received and new                 08/31/2023            2          C          B          C          B          C          B          C          B          C          B                AL        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       to Cancel is on Form [redacted] however, the Title Search verifies the                                                                             rescission period ended. Exception cured.                                                                                                                                                                                                                                                     Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             considered the original creditor. The [redacted] form was used, the   second lien mortgage was in the name of a different lender. Right to Cancel                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                           [redacted] form should have been used.                                should be on Form [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-08-30): Rescission has expired. please review to clear condition.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-08-25): Tracking # [redacted] shows status not available, however, proof of delivery provided for the same tracking # and is acceptable. This exception can be cured on or after
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): Please see corrected [redacted] and proof of delivery.  Rescission expires
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-22): Received the right to cancel cure documentation and [redacted] Tracking verifies the label was only created. This exception cannot be reviewed until the package has been received by the borrowers and the right to cancel expiration date of [redacted] has passed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): See attached client package and review to clear condition.
[redacted] [redacted] [redacted] 2765      28946752                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2766      28941720                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2767      28941624                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2768      28945222                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2769      28941938                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2770      28941139                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2770      28941350                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                            Subject property was appraised on [redacted] after the FEMA disaster        Property        The subject property    SitusAMC,Aggregator            Reviewer Comment (2023-08-17): The subject property was appraised on [redacted] after the FEMA disaster                        08/17/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                (Severe Winter Storms, Straight-Line Winds, Flooding, Landslides and        inspected post  was appraised on                                       start date of [redacted]. PDI is not required per client guides.                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Disaster Name: ___                                                    Mudslides) dated [redacted] through [redacted]. File is missing a property  disaster but    [redacted] after the                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                        inspection dated after the disaster declaration end date, or the lender's   pre-FEMA        FEMA disaster start                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                              Rep and Warranty attestation along with visible confirmation that the       declaration of  date of [redacted]. PDI
                                                                                                                                                                                                                                                                              subject property was not damaged.                                           disaster end    is not required per
                                                                                                                                                                                                                                                                                                                                                          date.           client guides.
[redacted] [redacted] [redacted] 2771      28946310                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2772      28946017                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2773      28944723                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                DC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2774      28941685                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2775      28945911                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2775      28946282                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted]Higher-Priced Mortgage Loan. File is                                                                        Buyer Comment (2023-08-21): .                                                                                                  08/21/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 2775      28946284                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-08-21): .                                                                                                  08/21/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 2776      28941489                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2777      28941512                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2778      28947601                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2779      28946528                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2780      28945258                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                DC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2780      28962647                         Compliance Compliance    State         State Defect   (State High Cost) DC Covered Loan (Calculated APR/Rate)               [redacted] Home Loan Protection Act: APR Threshold is exceeded by                                                                                                                                                        Reviewer Comment (2023-09-07): The [redacted] date of [redacted] may be used as the application date and 09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                DC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         [redacted]%. APR of [redacted]% exceeds a threshold of [redacted]%                                                                                                                                                       APR would not exceed [redacted] of [redacted] % from [redacted] plus [redacted] %. Application date has                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        based on the [redacted] Treasury for comparable maturities of                                                                                                                                                            been updated and [redacted] [redacted] exceptions have been cleared.                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]% plus jurisdiction allowable margin of [redacted]%.  Non-                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        Compliant High Cost Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-09-05): [redacted] does not define application and [redacted] uses the date the initial [redacted]  is printed, not when the [redacted] data point is received. Based upon this information, application was printed [redacted]  so we used [redacted]  from [redacted]  for the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]  Treasury.  That means our APR is in line at [redacted] as the true tolerance would be
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] %  ([redacted]  yr treasury from [redacted]  + [redacted] % margin)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-24): [redacted]  Fee has been included in the APR; Credit monitoring excluded from APR. Revised APR is [redacted] %. Index date for DC High Cost testing is[redacted]  - date is based on the [redacted] of the month preceding the application date. APR is more closely aligned with the final [redacted] , however, threshold is further exceeded for DC testing by a total of  [redacted] %.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-22): Please see attestation letter attached which supports [redacted] inclusion of the [redacted] fee as a prepaid finance charge, we ask [redacted]  to do the same. Outside of this, the only discrepancy in testing is  the $[redacted] Credit Monitoring fee and $[redacted] in prepaid interest which [redacted]  used $[redacted]
[redacted] [redacted] [redacted] 2780      28962648                         Compliance Compliance    State         State Defect   (State High Cost Provision) DC Covered Loan (Discount Points Charged) [redacted] Home Loan Protection Act:  Loan discount points charged                                                                                                                                                       Reviewer Comment (2023-09-07): The [redacted] date of [redacted] may be used as the application date and 09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                DC        Primary    Refinance -   See any available cure under DC Covered Loan threshold exception.          C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         that were not bona fide resulting in a reduction in rate.                                                                                                                                                                APR would not exceed [redacted] of [redacted] % from [redacted] plus [redacted] %. Application date has                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                 been updated and [redacted] [redacted] exceptions have been cleared.                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-09-05): [redacted] does not define application and [redacted] uses the date the initial [redacted]  is printed, not when the [redacted] data point is received. Based upon this information, application was printed [redacted]  so we used [redacted]  from [redacted]  for the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]  Treasury.  That means our APR is in line at [redacted] as the true tolerance would be
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] %  ([redacted]  yr treasury from [redacted]  + [redacted] % margin)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-24): [redacted]  Fee has been included in the APR; Credit monitoring excluded from APR. Revised APR is [redacted] %. Index date for DC High Cost testing is[redacted]  - date is based on the [redacted] of the month preceding the application date. APR is more closely aligned with the final [redacted] , however, threshold is further exceeded for DC testing by a total of  [redacted] %.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-23): Please see response to the other exception which contains the attestation letter supporting [redacted]  inclusion of the [redacted]  fee as a prepaid finance charge, we ask
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] to do the same. Outside of this, the only discrepancy in testing is  the $[redacted] Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                 Monitoring fee and $[redacted]  in prepaid interest which [redacted]  used $[redacted]
[redacted] [redacted] [redacted] 2780      28962649                         Compliance Compliance    State         State Defect   (State High Cost Disclosure) DC Covered Loan (Red Flag Warning        [redacted] Home Loan Protection Act: Red Flag Warning Disclosure                                                                                                                                                         Reviewer Comment (2023-09-07): The [redacted] date of [redacted] may be used as the application date and 09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                DC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Disclosure Not Provided)                                              Notice not provided to borrower.                                                                                                                                                                                         APR would not exceed [redacted] of [redacted] % from [redacted] plus [redacted] %. Application date has                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                 been updated and [redacted] [redacted] exceptions have been cleared.                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-09-05): [redacted] does not define application and [redacted] uses the date the initial [redacted]  is printed, not when the [redacted] data point is received. Based upon this information, application was printed [redacted]  so we used [redacted]  from [redacted]  for the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]  Treasury.  That means our APR is in line at [redacted] as the true tolerance would be
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] %  ([redacted]  yr treasury from [redacted]  + [redacted] % margin)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-24): [redacted]  Fee has been included in the APR; Credit monitoring excluded from APR. Revised APR is [redacted] %. Index date for DC High Cost testing is[redacted]  - date is based on the [redacted] of the month preceding the application date. APR is more closely aligned with the final [redacted] , however, threshold is further exceeded for DC testing by a total of  [redacted] %.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-23): Please see response to the other exception which contains the attestation letter supporting Rockets inclusion of the [redacted] fee as a prepaid finance charge, we ask [redacted]
                                                                                                                                                                                                                                                                                                                                                                                                                                 to do the same. Outside of this, the only discrepancy in testing is  the $[redacted] Credit Monitoring fee and $[redacted] in prepaid interest which [redacted] used $[redacted]
[redacted] [redacted] [redacted] 2781      28941229                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2782      28945520                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2783      28947272                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2784      28942052                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2785      28946163                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2786      28941516                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2787      28946866                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2788      28942952                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2789      28944942                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2790      28940212                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2791      28943010                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2792      28943128                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2793      28944660                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2794      28945440                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2795      28945468                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2796      28946296                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2797      28940550                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2798      28947351                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2798      28947609                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Subject [redacted] mortgage paid off an existing second mortgage. Right to                                                                         Reviewer Comment (2023-09-01): LOE, proof of delivery, and [redacted] [redacted] received. New                      09/01/2023            2          C          B          C          B          C          B          C          B          C          B                FL        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       Cancel is on Form H-9 however, the Title Search verifies the second lien                                                                           rescission period has passed, exception cured.                                                                                                                                                                                                                                                Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             considered the original creditor. The [redacted] form was used, the   mortgage was in the name of a different lender. Right to Cancel should be                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                           [redacted] form should have been used.                                on Form [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-08-31): ROR period has expired, please review to clear.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-08-24): Received the right to cancel cure documentation and UPS Tracking verifies the package is enroute. This exception cannot be reviewed until the package has been received by the borrowers and the right to cancel expiration date of [redacted] has passed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): Please see the attached package mailed to client.
[redacted] [redacted] [redacted] 2799      28946240                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2800      28946343                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                RI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2801      28941372                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2802      28945288                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2803      28945172                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2804      28945963                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2804      28946058                         Compliance Compliance    State         State Defect   [redacted] High Cost Analysis Timing                                  [redacted] Home Loan:  High-cost Analysis not documented and          Subject loan has tested as a [redacted] High Cost Mortgage Loan. The State                                                                         Reviewer Comment (2023-08-22): Received the Compliance log which indicates that "[redacted]"             08/22/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         substantiated prior to closing of the loan.                           high cost analysis is dated [redacted], which is after the subject loan                                                                            [redacted]was run on [redacted] and the printed report indicates that the state high cost analysis was                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              closed on [redacted].                                                                                                                              included in that run.                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): Please see the attached [redacted] Report (State HC testing) and screen shot from our LOS for [redacted] which was completed on [redacted] prior to closing. Please review to clear.
[redacted] [redacted] [redacted] 2805      28941432                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2806      28945566                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2807      28945845                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2808      28945033                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2809      28944961                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2810      28941313                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2810      28941360                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure APR Inaccurate - Regular Transaction    TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed  Final Closing Disclosure disclosed an APR of [redacted]%; calculated APR is                                                                        Reviewer Comment (2023-08-25): Invoice received for the [redacted]  breakdown. [redacted] added to APR.  08/25/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -   TRID timing exception, no remediation available.                           C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Timing Without Waiver                                                 on final [redacted] [redacted] is inaccurate (off by more than        [redacted]%. File is missing evidence to verify the borrower received the                                                                          Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted]%) compared to actual APR at consummation.  Closing         Final Closing Disclosure at least [redacted] business days prior to closing                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disclosure not provided to Borrower at least three ([redacted])       on [redacted]due to the variance in the APR.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
                                                                                                                                                                                                        business days prior to closing.                                                                                                                                                                                          Buyer Comment (2023-08-24): Please include $[redacted] of the $[redacted] [redacted] fee in the finance charge calculation. The appraisal management fee is required for financing. Itemized invoice breaking out the appraiser fee from the managment fee is attached.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-22): [redacted] received proof of receipt of [redacted].  However, this exception relates to the APR disclosed to borrower at closing on final CD of [redacted]%.  The actual calculated APR is [redacted]% and is off by [redacted]% and over the [redacted]% tolerance.  Borrower should have been disclosed the calculated APR and given an additional [redacted] business days prior to closing.  The fees included in the calculation are: Flood Cert $[redacted], Discount $[redacted],
                                                                                                                                                                                                                                                                                                                                                                                                                                 Origination $[redacted], MERS $[redacted], Prepaid Int $[redacted], Tax Cert $[redacted] and Title-
                                                                                                                                                                                                                                                                                                                                                                                                                                 Settlement/Closing fee $[redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): The attached evidentiary document confirms the [redacted] was disclosed and met the mailbox rule before closing.
[redacted] [redacted] [redacted] 2810      28941365                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([redacted]): Originator Loan Designation of       Subject loan was originated under the Higher Priced QM (APOR) designation                                                                          Reviewer Comment (2023-08-25): Invoice received for the [redacted]  breakdown. [redacted] added to APR.  08/25/2023                       1          B          A          C          A          B          A          C          A          B          A                NC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation however, based on fees testing the subject loan has tested as Safe Harbor                                                                          Exception cleared.                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): Please include $[redacted] of the $[redacted] [redacted] fee in the finance charge calculation. The appraisal management fee is required for financing. Itemized invoice breaking out the appraiser fee from the managment fee is attached.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-22): This exception is not waterfall. Diligence testing on the APR fees reflects SHQM (APOR), client reflects Higher Priced QM (APOR). AMC Fee has not been included in the APR as it's not broken out in the file. If that should be included, please provide an attestation for the same. Odd days interest have been considered. Lender considered a rate set date of [redacted]; diligence considered [redacted] , but the index matches of [redacted]. If we can bridge the gap in the APR, the
                                                                                                                                                                                                                                                                                                                                                                                                                                 APR inaccurate exception would also likely be cleared up. There is a $[redacted] [redacted] fee on the higher-priced worksheet that could be added to the APR with an invoice and lender attestation. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): Please clear the waterfall.
[redacted] [redacted] [redacted] 2811      28944892                         Credit     Insurance     Insurance     Insurance      Missing Document: Flood Insurance Policy not provided                                                                                       File is missing the Flood Insurance Policy to verify sufficient coverage                                                                           Reviewer Comment (2023-08-21): Flood Insurance policy amount updated. Exception cleared                  08/21/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Documentation                                                                                                                                                            and the annual premium. Upon receipt of the missing Flood Insurance Policy,                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-21): [redacted]: See the attached flood insurance policy.                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 2811      28944929                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2812      28944906                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2813      28946259                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2814      28945876                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2815      28944650                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2816      28941235                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2817      28946375                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2818      28945281                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2819      28946508                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2820      28947676                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2821      28946598                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2822      28946789                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2823      28947297                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2824      28947401                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2825      28946661                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2826      28946220                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                OK        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2827      28946399                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2828      28946763                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                VT        Second     Refinance -                                                                              C        B       C        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2828      28947267                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                            Subject property was appraised on [redacted] after the FEMA disaster        Property        The subject property    SitusAMC,Aggregator            Reviewer Comment (2023-08-22): The subject property was appraised on [redacted] after the FEMA disaster                        08/22/2023 2          C          B          C          B          C          B          C          B          C          B                VT        Second     Refinance -                                                                              C        B       C        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                (Severe Winter Storms, Straight-Line Winds, Flooding, Landslides and        inspected post  was appraised on                                       start date of [redacted]. PDI is not required per client guides.                                                                                                                                                                                                                   Home       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Disaster Name: ___                                                    Mudslides) dated [redacted] through [redacted]. File is missing a property  disaster but    [redacted] after the                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                        inspection dated after the disaster declaration end date, or the lender's   pre-FEMA        FEMA disaster start                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                              Rep and Warranty attestation along with visible confirmation that the       declaration of  date of [redacted]. PDI                                Buyer Comment (2023-08-22): Guidelines do not require a disaster completed after the incident end date,
                                                                                                                                                                                                                                                                              subject property was not damaged.                                           disaster end    is not required per                                    please review to clear this exception. The full appraisal completed after the incident start date is
                                                                                                                                                                                                                                                                                                                                                          date.           client guides.                                         sufficient and a disaster inspection would not be required in this case.
[redacted] [redacted] [redacted] 2828      28947650                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The borrower's most recent paystub is illegible. Upon receipt of the                                                                               Reviewer Comment (2023-08-22): Upon the receipt of legible Paystubs, exception has been cleared.         08/22/2023                       1          C          A          C          A          C          A          C          A          C          A                VT        Second     Refinance -                                                                              C        B       C        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 legible paystub, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                     Home       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-22): Please see attached legible copy of the paystub.                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 2829      28945559                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2830      28945080                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2831      28947271                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2832      28946099                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2833      28945391                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2834      28951963                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2835      28945919                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2836      28946181                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2837      28945287                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2838      28946717                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2839      28946057                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2840      28945688                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2841      28947400                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2841      28947486                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([redacted]): Originator Loan Designation of Safe  Calculated APR of 10.207% exceeds APOR [redacted]% + [redacted]%, or                                                                               Reviewer Comment (2023-08-28): Lender restated the loan designation. Exception cleared.                  08/28/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Higher  Yes
                                                                                                     Compliance                                                                                         Harbor QM (APOR) does not match Due Diligence Loan Designation of     [redacted]% for a Safe Harbor QM (APOR) designation. Diligence is testing                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                                                                                        Higher Priced QM (APOR).                                              to the index date of[redacted]; lender is testing to rate set date                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              [redacted]. Evidence of a rate event occurring on [redacted] was missing                                                                           Buyer Comment (2023-08-25): Pleases see the attached for the updated QM designation                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                              from the file.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-23): Adding fees to the APR is not going to flip the designation from HPQM
                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR) to SHQM (APOR). If a valid reason for the rate set date being [redacted] was provided, this exception could be cleared, however, we don't have evidence of the rate event that occurred on
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. If loan was relocked/rate extended, etc., please provide evidence of this for review.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-22): Please include the $[redacted] [redacted] fee in your calculation, the
                                                                                                                                                                                                                                                                                                                                                                                                                                 Appraisal invoice is on page [redacted] of your loan file.
[redacted] [redacted] [redacted] 2841      28986769                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - QM / ATR                      Ability to Repay / Qualified Mortgage ([redacted]): The initial Loan  The updated Loan Designation of Higher Priced QM (APOR) matches the Due                                                                            Buyer Comment (2023-08-31): Seller acknowledges the exception, no change to grading                                            08/31/2023 2                     A                     B                     B                     B                     A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Higher  No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan         Diligence Loan Designation of Higher Priced QM (APOR). Exception is                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                                                                                        Designation of Higher Priced QM (APOR) matches the Due Diligence Loan informational only.                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Designation of Higher Priced QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 2842      28946588                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2843      28947014                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2844      28946877                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2845      28945724                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2846      28952478                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2847      28953044                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2847      28953116                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([redacted]): Originator Loan Designation of       APR of [redacted]% is not equal to or greater than the threshold of APOR                                                                           Reviewer Comment (2023-09-01): Client restated the loan designation. Exception cleared.                  09/01/2023                       1          B          A          C          A          B          A          C          A          B          A                NC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation [redacted]% + [redacted]%, or [redacted]%. Rate set date used by the lender                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             was [redacted]; last date the rate changed based on file documentation was                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              [redacted]. [redacted] Fee and [redacted] Fee are both with the lender                                                                             Buyer Comment (2023-08-31): Please see the attached QM Summary with the corrected designation.                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                                                                                                                                                                              affiliate and could not be broken out. Odd days interest have been considered.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-29): Compliance has included the attorney fee as APR, however, the designation remains SHQM (APOR). The variance is in the rate set date. Client is using a [redacted] Rate Set Date yielding an APOR of [redacted]%. We are using a [redacted] Rate Set Date which yields an APOR of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]%. Our Rate Set Date is used based on the LE dated [redacted] which contains a change in interest rate from [redacted]% to [redacted]%. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-28): Per [redacted] Fees charged by a thrid party are considered finance charges if the lender requires the particular service. The opinion of title is specific to the mrtgage loan and wouldnt be necessary in a comparable cash transaction.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-25): A title opinion would fall into the same category as a title commitment and is not APR. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): The [redacted] Fee was for the attached opinion of title which can be obtained in lieu of a full title insurance policy. Please include in the Finance charge as this is required for financing.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-24): Please document what the attorney fee was for in order to consider in
                                                                                                                                                                                                                                                                                                                                                                                                                                 APR. The attorney fee on its own is not an APR fee, regardless of section. However, it it's determined the attorney fee was for a cost that would be considered an APR fee then we could further review this exception. Exception remains for additional information.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-22): Attorney fee of $[redacted] should also be included in Finance charge/ APR calculation. This fee is in section B of the CD and should be included in the test.
[redacted] [redacted] [redacted] 2847      29004446                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - [redacted]                    Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial  The updated Loan Designation of Safe Harbor QM (APOR) matches the Due                                                                              Buyer Comment (2023-09-01): Seller accepts. No Change to grading                                                               09/01/2023 2                     A                     B                     B                     B                     A                NC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Loan Designation provided did not match, however, the updated Loan    Diligence Loan Designation of Safe Harbor QM (APOR). Exception is                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan   informational only.                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Designation of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 2848      28945448                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2849      28949731                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2850      28947314                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2851      28951672                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2852      28947623                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2853      28953282                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2854      28951393                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2855      28950241                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2856      28951061                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2857      28946732                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2858      28950919                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2859      28946990                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2860      28950193                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2861      28947291                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2862      28952057                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                DC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2863      28953475                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2864      28953237                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2865      28958170                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2866      28952386                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2867      28946797                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2868      28958341                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2869      28947283                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2870      28952016                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2871      28958376                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2871      28963764                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Subject second mortgage paid off an existing second mortgage. Right to                                                                             Reviewer Comment (2023-09-11): RTC, LOE, and proof of delivery provided. Rescission ended [redacted],               09/11/2023            2          C          B          C          B          C          B          C          B          C          B                NV        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       C        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       Cancel is on Form [redacted] however, the Title Search verifies the                                                                                exception cured.                                                                                                                                                                                                                                                                              Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             considered the original creditor. The [redacted] form was used, the   [redacted] lien mortgage was in the name of a different lender. Right to                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                           [redacted] form should have been used.                                Cancel should be on Form H-8.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-09-07): please review.
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-08-24): Received the right to cancel cure documentation and UPS Tracking verifies the package was delivered on [redacted]. This exception cannot be reviewed until the right to cancel expiration date of [redacted] has passed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-23): [redacted]: see attached new notice of RTC.
[redacted] [redacted] [redacted] 2871      28963882                         Credit     Loan Package  Application / Loan Package   HOA Error: HOA dues not provided.                                     -                                                                     Subject property was appraised as a single family however, the file                                                                                Reviewer Comment (2023-08-23): Upon the explanation received for clarification of HOA Dues, condition    08/23/2023                       1          C          A          C          A          C          A          C          A          C          A                NV        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation                                                                                                                                              contains a [redacted] Rider. Borrower was qualified without HOA dues and                                                                           has been cleared.                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              file is missing documentation to verify HOA dues are not required for this                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              PUD property. Upon receipt of the missing HOA dues verification, additional                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                              conditions may apply.                                                                                                                              Buyer Comment (2023-08-23): [redacted]: please review the appraisal which confirms there are no HOA dues. We are not required to gather any further documentation.
[redacted] [redacted] [redacted] 2872      28951398                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                SD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2873      28953357                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2874      28949645                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2875      28951150                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2876      28952510                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2877      28951889                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2878      28958175                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2879      28953219                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2880      28951492                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2881      28949772                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2882      28949809                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2883      28951846                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2884      28949555                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2885      28958167                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2886      28947132                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2887      28950168                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2888      28952853                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2889      28950210                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2890      28950303                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2891      28950924                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2892      28952811                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                OK        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2892      28953080                         Compliance Compliance    State         State HPML     (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML   [redacted]  Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                          Buyer Comment (2023-08-23): .                                                                                                  08/23/2023 2          B          B          B          B          B          B          B          B          B          B                OK        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Threshold)                                                            [redacted] % or Final Disclosure APR of [redacted] % is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted] %, or                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        [redacted] %.  Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 2893      28947554                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2894      28951167                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2895      28960816                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2896      28951890                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2897      28953152                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2898      28952661                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2899      28951354                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2900      28951335                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2901      28950548                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2902      28946475                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-17): Seller acknowledges the exception. This exception is for informational                          08/17/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2903      28951601                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2904      28950402                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2905      28953451                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2906      28962066                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2907      28958411                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2908      28951886                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2909      28952097                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2910      28951938                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2911      28961559                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2911      28961601                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ( [redacted]): Originator Loan Designation of      Loan designation failure due to APR. APR of  [redacted]% is not equal to or                                                                        Reviewer Comment (2023-08-25): [redacted] Fee included in the APR, exception cleared.                    08/25/2023                       1          B          A          C          A          B          A          C          A          B          A                IN        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation greater than the threshold of APOR  [redacted]% +  [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             [redacted]%.  [redacted] management company fee is not broken out on the                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              invoice. If this should be considered, please provide the lender                                                                                   Buyer Comment (2023-08-24): See attached appraisal invoice and attestation and review to clear                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                                                                                                                                                                              attestation and fee breakdown. Additionally, the last date the rate was set                                                                        condition.
                                                                                                                                                                                                                                                                              per file documentation was  [redacted]; lender considered a rate set date of  [redacted] which results in a different index date.
[redacted] [redacted] [redacted] 2912      28958165                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2913      28952741                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2914      28962563                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2915      28952417                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2916      28960870                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2917      28952100                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2918      28952502                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2919      28958028                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2920      28961781                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2921      28960775                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2922      28961637                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2923      28951860                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2924      28961407                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2925      28961366                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2925      28961383                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted] Non Compliant                                 Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-08-24): Earlier borrower receipt of the appraisal has been provided. Exception    08/24/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                        cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-23): please see attached
[redacted] [redacted] [redacted] 2925      28961384                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule ([redacted]): Creditor did not provide a     Verification of earlier borrower receipt of the appraisal was missing from                                                                         Reviewer Comment (2023-08-24): Earlier borrower receipt of the appraisal has been provided. Exception    08/24/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                copy of each valuation to applicant three (3) business days prior to  the file.                                                                                                                                          cleared.                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        consummation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-23): please see attached
[redacted] [redacted] [redacted] 2925      28962791                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The [redacted] [redacted]in the file for the retirement income of                                                                                  Reviewer Comment (2023-08-23): Upon the receipt of [redacted] for the year [redacted] for retirement     08/23/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 $[redacted]/ month was illegible. Please provide a clear copy for review.                                                                          income, the condition has been cleared.                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-23): please see attached
[redacted] [redacted] [redacted] 2926      28958409                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2927      28958333                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2928      28958113                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2929      28958445                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2930      28952345                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2930      28953383                         Credit     Hazard        Insufficient  Hazard         The Hazard Insurance Policy Effective Date is after closing.          Hazard Insurance Policy Effective Date ___, Disbursement Date: ___    Hazard Insurance Policy effective date of [redacted] is after the subject                                                                          Reviewer Comment (2023-08-24): HOI was provided reflecting coverage start date of [redacted]. Exception  08/24/2023                       1          C          A          C          A          C          A          C          A          C          A                MA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Insurance     Coverage      Insurance                                                                                                                                                  closing date of [redacted]and disbursement date of [redacted]. File is                                                                             cleared.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              missing the prior insurance policy to verify continuous coverage.                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-23): [redacted]: please re-read what i have submitted. It says policy effective date [redacted] not [redacted]. I have reviewed the document on your portal, and that is what it says.
                                                                                                                                                                                                                                                                                                                                                                                                                                 The policy expiration date says [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-22): Received a duplicate insurance policy with an effective date of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. This date is after the subject closed on [redacted] and disbursed on [redacted]. The prior insurance policy with an effective date before [redacted] has not been provided. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-22): [redacted]: see the attached hoi policy.
[redacted] [redacted] [redacted] 2931      28958496                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2931      28964796                         Credit     Income /      Income        Missing        REO Documents are missing.                                            - ___                                                                 Lender to confirm that there are no other expenses on the real estate in                                                                           Reviewer Comment (2023-08-28): Upon the explanation provided, exception has been resolved.               08/28/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Document                                                                                                                                                   India such as insurance or HOA/maintenance dues for the flat. Taxes have                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                              been documented and translated as required. A letter of explanation or                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                              other sufficient documentation was missing from the file for additional                                                                            Buyer Comment (2023-08-28): The property is owned free and clear and insurance is not stated on the
                                                                                                                                                                                                                                                                              expenses.                                                                                                                                          [redacted] for this property. No insurance is required.
[redacted] [redacted] [redacted] 2932      28952979                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2933      28953071                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2934      28958406                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2935      28952300                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2936      28961363                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2937      28961435                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2938      28961630                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2939      28961818                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2940      28958236                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2941      28962040                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2942      28962267                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2942      28964761                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form H-9 however, the Title Search verifies the                                                                              Reviewer Comment (2023-08-31): LOE, proof of delivery, and rescission re-opened and passed using the                08/31/2023            2          C          B          C          B          C          B          C          B          C          B                UT        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       [redacted] lien mortgage is in the name of a different lender. Right to                                                                            [redacted] form. Exception cured.                                                                                                                                                                                                                                                             Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             considered the original creditor. The [redacted] form was used, the   Cancel should be on Form [redacted].                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                           [redacted] form should have been used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-08-30): The [redacted] period has expired, please review to clear and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-08-24): Received the right to cancel cure documentation and UPS Tracking verifies the package was delivered on [redacted]. This exception cannot be reviewed until the right to cancel expiration date of [redacted] has passed.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-23): Please see the attached for the new [redacted] package
[redacted] [redacted] [redacted] 2943      28962516                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2943      28962876                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-08-23): Seller accepts. No change to grading.                                                              08/23/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 2943      28962882                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-08-23): Seller accepts. No change to grading.                                                              08/23/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted] % or Final Disclosure APR of [redacted] % is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted] %, or                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted] %.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 2944      28961381                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2945      28953438                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2946      28961969                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2947      28961682                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2948      28961624                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2949      28961705                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2950      28961422                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2951      28962149                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2952      28963174                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2953      28958373                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2954      28962657                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2955      28962462                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2956      28962599                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2957      28963194                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2958      28964192                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2959      28963399                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2960      28962505                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2960      28962523                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-08-23): seller accepts; no change to grading.                                                              08/23/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 2960      28962524                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                           Buyer Comment (2023-08-23): seller accepts; no change to grading.                                                              08/23/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 2961      28962815                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2962      28960904                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2963      28962420                         Credit     Insurance     Insurance     Insurance      Missing Document: Flood Insurance Policy not provided                                                                                       File is missing the Flood Insurance Policy to verify sufficient coverage                                                                           Reviewer Comment (2023-08-23): Upon receipt of Flood Insurance Policy with sufficient coverage and       08/23/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Documentation                                                                                                                                                            and the annual premium. Upon receipt of the missing Flood Insurance Policy,                                                                        annual premium, the condition has been cleared.                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-23): Please see attached flood policy
[redacted] [redacted] [redacted] 2963      28962672                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2964      28963464                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2965      28963126                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2966      28962498                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-21): Seller acknowledges the exception. This exception is for informational                          08/21/2023 2          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the  [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2967      28962819                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2968      28953572                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2969      28962900                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2970      28962485                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2971      28962357                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2972      28962816                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2973      28962769                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2974      28952681                         Credit     Loan Package  Loan File     Missing        Missing Document: Hazard Insurance Policy not provided                                                                                      File is missing the Hazard Insurance Policy to verify sufficient coverage                                                                          Reviewer Comment (2023-08-22): Upon the receipt of Hazard Insurance Policy with sufficient coverage and  08/22/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation               Document                                                                                                                                                   and the annual premium. Upon receipt of the missing Hazard Insurance                                                                               annual premium, exception has been cleared.                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              Policy, additional conditions may apply.                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-22): Please see attached HOI dec Page
[redacted] [redacted] [redacted] 2974      28952720                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-18): Seller acknowledges the exception. This exception is for informational                          08/18/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2975      28963181                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2976      28962508                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2977      28963173                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2978      28965032                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2979      28963951                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2980      28964164                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2981      28964299                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2982      28964124                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2982      28969548                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The file was missing the [redacted] YTD paystub or third party income                                                                              Reviewer Comment (2023-08-24): Upon the receipt of third party income verification, condition has been   08/24/2023                       1          C          A          C          A          C          A          C          A          C          A                KY        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 verification to confirm year to date earnings and eligible base income no                                                                          cleared.                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              less than considered by the lender.                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): Please see attached third party verification of income that was used in lieu of paystubs.
[redacted] [redacted] [redacted] 2983      28962692                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2983      28962755                         Compliance Compliance    Federal       TILA           Federal Loan Originator Compensation - Individual LO Not NMLS         Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan        NMLS website verified the Loan Originator's NMLS ID was issued on                                                                                  Reviewer Comment (2023-08-28): Lender attestation received that the loan officer was not conducting      08/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                   Licensed at Time of Application                                       Originator not NMLS licensed or registered at time of application.    [redacted] in the subject State of Florida, which is after the subject                                                                             origination activity until [redacted]. Exception cleared.                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              application date of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-25): See attached attestation letter and review to clear condition.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-24): Per [redacted] compliance department:

                                                                                                                                                                                                                                                                                                                                                                                                                                 This exception is not related to the LE and CD. This is a TILA requirement which states that the LO and
                                                                                                                                                                                                                                                                                                                                                                                                                                 LO Organization NMLS ID information must be disclosed on these documents:

                                                                                                                                                                                                                                                                                                                                                                                                                                 1026.43(g) states that:
                                                                                                                                                                                                                                                                                                                                                                                                                                 "(2) The loan documents that must include the names and NMLSR IDs pursuant to paragraph [redacted] of this section are:
                                                                                                                                                                                                                                                                                                                                                                                                                                 (i)The credit application;
                                                                                                                                                                                                                                                                                                                                                                                                                                 (ii) The disclosures required by {section} [redacted] (e) and (f);
                                                                                                                                                                                                                                                                                                                                                                                                                                 (iii) The note or loan contract; and
                                                                                                                                                                                                                                                                                                                                                                                                                                 (iv) The security instrument."

                                                                                                                                                                                                                                                                                                                                                                                                                                 The LO that was disclosed on the application was not licensed at the time of application. The SAFE Act prohibits organizations and individuals from engaging in the business of a residential mortgage loan originator without first obtaining and maintaining annually a state license and registration as a state-
                                                                                                                                                                                                                                                                                                                                                                                                                                 licensed mortgage loan originator, and a unique identifier. The application was taken on [redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] who signed the initial application was not licensed until [redacted] in the subject State of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 If lender can provide an attestation that the MLO Ella Cheley did not engage in any of these MLO activities during the [redacted] days they were not licensed during the loan origination, the exception can be downgraded to [redacted] accordingly.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): As per the Loan Estimate Fluh Sundi collected the [redacted] data points on
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted].  He was licensed at the time and his NMLS is attached as well as the [redacted] took the file over [redacted] after her [redacted] license was approved.  Please review to clear condition.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-23): See attached LO license showing she was licensed effective [redacted].  The date of the transaction is [redacted] showing she was licensed at the time of the transaction.  Please review to clear condition.
[redacted] [redacted] [redacted] 2983      28969161                         Compliance Compliance    Federal       Other TILA     TILA NMLSR - Individual Originator License Status Not Approved        Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan        NMLS website verified the Loan Originator's NMLS ID was issued on                                                                                  Reviewer Comment (2023-08-28): Lender attestation received that the loan officer was not conducting      08/28/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Violations                                                                           Originator not in approved license status to conduct loan origination [redacted] in the subject State of Florida, which is after the subject                                                                             origination activity until [redacted]. Exception cleared.                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        activities.                                                           application date of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-25): Please clear based on previously submitted response.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-24): Per [redacted] compliance department:

                                                                                                                                                                                                                                                                                                                                                                                                                                 This exception is not related to the LE and CD. This is a TILA requirement which states that the LO and
                                                                                                                                                                                                                                                                                                                                                                                                                                 LO Organization NMLS ID information must be disclosed on these documents:

                                                                                                                                                                                                                                                                                                                                                                                                                                 1026.43(g) states that:
                                                                                                                                                                                                                                                                                                                                                                                                                                 "(2) The loan documents that must include the names and NMLSR IDs pursuant to paragraph [redacted] of this section are:
                                                                                                                                                                                                                                                                                                                                                                                                                                 (i)The credit application;
                                                                                                                                                                                                                                                                                                                                                                                                                                 (ii) The disclosures required by {section} [redacted] (e) and (f);
                                                                                                                                                                                                                                                                                                                                                                                                                                 (iii) The note or loan contract; and
                                                                                                                                                                                                                                                                                                                                                                                                                                 (iv) The security instrument."

                                                                                                                                                                                                                                                                                                                                                                                                                                 The LO that was disclosed on the application was not licensed at the time of application. The SAFE Act prohibits organizations and individuals from engaging in the business of a residential mortgage loan originator without first obtaining and maintaining annually a state license and registration as a state-
                                                                                                                                                                                                                                                                                                                                                                                                                                 licensed mortgage loan originator, and a unique identifier. The application was taken on [redacted].
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] who signed the initial application was not licensed until [redacted] in the subject State of
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 If lender can provide an attestation that the MLO Ella Cheley did not engage in any of these MLO activities during the [redacted] days they were not licensed during the loan origination, the exception can be downgraded to [redacted] accordingly.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): Please clear condition based on submitted response.
[redacted] [redacted] [redacted] 2984      28964144                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2985      28963984                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2986      28962922                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2987      28964627                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2988      28963694                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2989      28963487                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2990      28965479                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2991      28964778                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2992      28964172                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2993      28964645                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                IA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2993      28964689                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                     The verification of employment was not dated within [redacted] business                                                                            Reviewer Comment (2023-08-25): Timestamp confirms VVOE was completed [redacted]; lender attestation      08/25/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                days prior to closing for the borrower. Please provide the verification                                                                            regarding a known technology issue provided. Exception cleared.                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              that was completed within the required timeframe.                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): Per the attached screenshot, the Re-verification of employment for Terry was obtained on [redacted], within [redacted] business days of close. However, a known tech issue prevented the correct "date of call" from printing on the VOE form.
[redacted] [redacted] [redacted] 2994      28964385                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2994      28964642                         Compliance Compliance    Federal       TILA Right-to- Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender     Truth in Lending Act: Notice of Right to Cancel was not executed on   Subject second mortgage paid off an existing second mortgage. Right to                                                                             Reviewer Comment (2023-09-05): [redacted], mailing label showing delivery [redacted], and LOE to the                09/05/2023            2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Refinance                                                             the proper Model Form for a refinance by a creditor that is not       Cancel is on Form [redacted] however, the title search verifies the second                                                                         borrower provided. Exception cured.                                                                                                                                                                                                                                                           Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             considered the original creditor. The [redacted] form was used, the   lien mortgage was in the name of a different lender. Right to Cancel should                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                           H-8 form should have been used.                                       be on form [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Buyer Comment (2023-09-01): 9/1: please review tracking. ROR has been completed and package delivered
                                                                                                                   and/or                                                                                                                                                                                                                                                                                                        early.
                                                                                                                   provided on
                                                                                                                   the wrong form
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-08-25): Tracking information for [redacted] is not yet available. Received LOE,
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted],  and mailing label. As long as delivery is established by [redacted], this exception can be cured on or after [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): [redacted]: See attached notice of right to cancel closing on [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Tracking: [redacted]
[redacted] [redacted] [redacted] 2995      28963883                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2996      28962820                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2997      28965474                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2997      28965491                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted] Compliant                                     Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-08-25): Evidence of rate change that occurred on [redacted] was provided, last    08/25/2023                       1          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                        date the rate was set has been updated. Exception cleared.                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 2997      28970464                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([redacted]): Originator Loan Designation of Safe  Loan designation failure due to QM APR. This exception will be cleared when                                                                        Reviewer Comment (2023-08-25): Evidence of rate change that occurred on [redacted] was provided, last    08/25/2023                       1          B          A          C          A          B          A          C          A          B          A                TN        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Harbor QM (APOR) does not match Due Diligence Loan Designation of Non all QM APR related exceptions are cleared.                                                                                                         date the rate was set has been updated. Exception cleared.                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        QM.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): Please see that the rate briefly changed on [redacted] due to the loan amount being adjusted below [redacted] then back above. This caused the rate to change and then change back.
[redacted] [redacted] [redacted] 2997      28970465                         Compliance Compliance    Federal       ATR/QM Defect  QM (APOR) Threshold Fail                                              Qualified Mortgage: QM APR on subject loan of [redacted]% is equal to QM APR variance due to the rate set date. Rate set date considered by the                                                                          Reviewer Comment (2023-08-25): Evidence of rate change that occurred on [redacted] was provided, last    08/25/2023                       1          C          A          C          A          C          A          C          A          C          A                TN        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         or greater than the threshold of  [redacted]%.                        client was [redacted]; last rate set date considered by diligence based on                                                                         date the rate was set has been updated. Exception cleared.                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              file documentation is [redacted]. Rate did not change since initial lock.                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              If there was a lock event that occurred on or around [redacted], please                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                              provide this documentation for review.                                                                                                             Buyer Comment (2023-08-24): Please see that the rate briefly changed on [redacted] due to the loan amount being adjusted below [redacted] then back above. This caused the rate to change and then change back.
[redacted] [redacted] [redacted] 2998      28964722                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 2999      28964160                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                WV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3000      28963685                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3000      28963696                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([redacted]): Originator Loan Designation of       Subject loan was originated under the Higher Priced QM (APOR) designation                                                                          Reviewer Comment (2023-08-25): [redacted] Fee included in the APR. Exception cleared.                    08/25/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation however, based on fees testing the subject loan has tested as Safe Harbor                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                             QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): [redacted] considers the Appraisal Management fee as a finance charge and                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 should be included in the Finance Charge testing.  Please see attached appraisal invoice and Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                 Attestation Letter and review to clear condition.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): [redacted]  considers the Appraisal Management fee as a finance charge and should be included in the Finance Charge testing.  Please see attached appraisal invoice and Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                 Attestation Letter and review to clear condition.
[redacted] [redacted] [redacted] 3001      28963495                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3002      28962803                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3003      28963372                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3004      28963589                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3005      28964789                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3006      28963013                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3007      28964361                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3008      28962987                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3009      28964711                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form [redacted] however, the Title Search verifies                                                                           Buyer Comment (2023-08-24): Seller acknowledges exception, no change to grading.                                               08/24/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           the proper Model Form for a refinancing by the same creditor. The     the first lien mortgage is in the name of the same lender as the subject                                                                                                                                                                                                                                                                                                                                                                         Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             [redacted] form was used, the [redacted] form should have been used.  cash-out second mortgage. Right to Cancel should be on Form [redacted].                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 3009      28964830                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3010      28967290                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3011      28963645                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3012      28965873                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3013      28963121                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3014      28967480                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3015      28965648                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3016      28966333                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3016      28967416                         Credit     Loan Package  Loan File     Missing        Missing Document: Hazard Insurance Policy not provided                                                                                      The file was missing evidence of insurance on the subject property. Please                                                                         Reviewer Comment (2023-08-24): Upon receipt of Hazard Insurance Policy evidencing the annual premium,    08/24/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation               Document                                                                                                                                                   provide the policy information including evidence of the annual premium for                                                                        the condition has been cleared.                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              review.                                                                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): Please see the attacehd HOI declaration page.
[redacted] [redacted] [redacted] 3017      28968875                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3018      28963579                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3019      28965641                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3020      28964851                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3021      28968905                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                ID        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3022      28967270                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3023      28967292                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3024      28968022                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3025      28966101                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3026      28966248                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3027      28968033                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                MT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3028      28965663                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3029      28964681                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3030      28964936                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3031      28965630                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3032      28967935                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3033      28975257                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-24): Seller acknowledges the exception. This exception is for informational                          08/24/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3033      28978194                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     IRA Distribution income of $[redacted]/ month was considered for the                                                                               Reviewer Comment (2023-08-28): Upon receipt of account statement supporting continuance of IRA           08/28/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 borrower. Account statement(s) supporting continuance of the IRA                                                                                   distribution, Exception has been resolved.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              distribution income at this level was missing from the file.                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-28): [redacted]: The client provided their tax return showing IRA distribution which is acceptable per [redacted] guidelines & provided the attached VOD showing the client has
                                                                                                                                                                                                                                                                                                                                                                                                                                 >[redacted] in their IRA. Please clear this condition.
[redacted] [redacted] [redacted] 3034      28965757                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3034      28966242                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   Subject loan has tested as a [redacted] Higher-Priced Mortgage Loan. File                                                                          Buyer Comment (2023-08-24): seller accepts; no change to grading.                                                              08/24/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    C        B       A        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     is missing the written disclosure of non-higher priced loans that are                                                                                                                                                                                                                                                                                                                                                                            Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            QM (APOR)
                                                                                                                                                                                                        for.                                                                  available and for which the borrower may qualify.                                                                                                                                                                                                                                                                                                                                                                                                Other         priced loans.
[redacted] [redacted] [redacted] 3034      28966243                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          Maryland Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                             Buyer Comment (2023-08-24): seller accepts; no change to grading.                                                              08/24/2023 2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 3034      28975121                         Compliance Compliance    Federal       ATR/QM Defect  QM (APOR) Threshold Fail                                              Qualified Mortgage: QM APR on subject loan of [redacted]% is equal to                                                                                                                                                    Reviewer Comment (2023-08-25): Client restated the loan designation, exception cleared.                  08/25/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Compliance                                                                                         or greater than the threshold of  [redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): [redacted]: see the attached QM summary reflecting non-QM.
[redacted] [redacted] [redacted] 3034      28975127                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([redacted]): Originator Loan Designation of Safe  Subject loan was originated under the Safe Harbor QM (APOR) designation                                                                            Reviewer Comment (2023-08-25): Client restated the loan designation, exception cleared.                  08/25/2023                       1          B          A          C          A          B          A          C          A          B          A                MD        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Non QM  Yes
                                                                                                     Compliance                                                                                         Harbor QM (APOR) does not match Due Diligence Loan Designation of Non however, based on fees testing the subject loan has tested as Non QM.                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                        QM.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): [redacted]: see the attached QM summary reflecting non-QM.
[redacted] [redacted] [redacted] 3034      28982765                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - General Ability to Repay      Ability to Repay ([redacted]): The initial Loan Designation provided  The updated Loan Designation of Non QM matches the Due Diligence Loan                                                                              Buyer Comment (2023-08-30): seller accepts; no change to grading.                                                              08/30/2023 2                     A                     B                     B                     B                     A                MD        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Compliance                                                                                         did not match.  However, the updated Loan Designation of Non QM       Designation of Non QM. Exception is informational only.                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                        matches the Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
[redacted] [redacted] [redacted] 3035      28966761                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3036      28966267                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3037      28967330                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3037      28974824                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     Mortgage statement for this property did not break down the total escrow                                                                           Reviewer Comment (2023-08-24): Upon the explanation provided, condition has been cleared.                08/24/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Document                                                                                                                                                   payment. Insurance policy was provided however, the tax real estate                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              verification for this property is missing. Upon receipt of the missing real                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              estate tax verification, additional conditions may apply.                                                                                          Buyer Comment (2023-08-24): This is not needed as the mortgage statement is all that is necessary. The                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 presence of a HOI dec page does not require a tax statement as well. The mortgage statement shows the escrow portion to be $[redacted]. The HOI is only $[redacted]/month. Clearly the difference is taxes.
[redacted] [redacted] [redacted] 3037      28975011                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     Mortgage statement for this property did not break down the total escrow                                                                           Reviewer Comment (2023-08-24): Upon the explanation provided, exception has been cleared.                08/24/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Document                                                                                                                                                   payment. Insurance policy was provided however, the tax real estate                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              verification for this property is missing. Upon receipt of the missing real                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              estate tax verification, additional conditions may apply.                                                                                          Buyer Comment (2023-08-24): This is not needed as the mortgage statement is all that is necessary. The                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 presence of a HOI dec page does not require a tax statement as well. The mortgage statement shows the escrow portion to be $[redacted]. The HOI is only $[redacted]/month. Clearly the difference is taxes.
[redacted] [redacted] [redacted] 3038      28965652                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3038      28974164                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Result of DTI over [redacted]%                                                                                                                     Reviewer Comment (2023-08-28): Client agrees with DTI over [redacted]%. Changing loan designation to     08/28/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       C        A      C          B          A        A        Safe Harbor Non QM  Yes
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation                                                                                                                                                      Non-QM.  Exception no longer valid.                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
[redacted] [redacted] [redacted] 3038      28974165                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor and QM DTIs don't match and both        General QM: The DTIs calculated in accordance with the Lenders        Borrowers OT income was calculated at $[redacted] based on [redacted] month Borrower has    1. [redacted] adverse   SitusAMC,Originator            Reviewer Comment (2023-08-28): Client agrees with DTI over [redacted]%. Changing loan designation to     08/28/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Compliance                   moderately exceed Guidelines                                          Guidelines of [redacted]% and based on [redacted](e) of [redacted]%   history versus $[redacted] used for qualification.                          owned the       credit marks on the                                    Non-QM.  Exception no longer valid.                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                        moderately exceed the guideline maximum of [redacted]%. (DTI                                                                                      subject         credit report dating                                                                                                                                                                                                                                                                                                                                 Other
                                                                                                                                                                                                        Exception is eligible to be regraded with compensating factors.)                                                                                  property for at back to [redacted]
                                                                                                                                                                                                                                                                                                                                                          least           2. Consecutive mortgage                                Reviewer Comment (2023-08-25): 1. [redacted] adverse credit marks on the credit report dating back to
                                                                                                                                                                                                                                                                                                                                                          [redacted]      history dating back to                                 [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.          [redacted]                                             2. Consecutive mortgage history dating back to [redacted]
                                                                                                                                                                                                                                                                                                                                                                          3. Qualifying FICO of                                  3. Qualifying FICO of [redacted]
                                                                                                                                                                                                                                                                                                                                                                          [redacted]                                             4. Borrower paid off all revolving debt with this transaction outside of the [redacted] lien mortgage,
                                                                                                                                                                                                                                                                                                                                                                          4. Borrower paid off                                   consolidating $[redacted] in monthly payments into one Closed End [redacted] P&I, decreasing monthly
                                                                                                                                                                                                                                                                                                                                                                          all revolving debt with                                obligations by $[redacted].
                                                                                                                                                                                                                                                                                                                                                                          this transaction
                                                                                                                                                                                                                                                                                                                                                                          outside of the
                                                                                                                                                                                                                                                                                                                                                                          [redacted] lien
                                                                                                                                                                                                                                                                                                                                                                          mortgage, consolidating
                                                                                                                                                                                                                                                                                                                                                                          $[redacted] in monthly
                                                                                                                                                                                                                                                                                                                                                                          payments into one
                                                                                                                                                                                                                                                                                                                                                                          Closed End [redacted]
                                                                                                                                                                                                                                                                                                                                                                          P&I, decreasing monthly
                                                                                                                                                                                                                                                                                                                                                                          obligations by
                                                                                                                                                                                                                                                                                                                                                                          $[redacted].
[redacted] [redacted] [redacted] 3038      28974177                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio           Calculated investor qualifying total debt ratio of ___ exceeds        Borrowers OT income was calculated at $[redacted] based on [redacted] month Borrower has    1. [redacted] adverse   SitusAMC,Originator            Reviewer Comment (2023-09-01): Exception made by client for DTI. Exception cleared.                      09/01/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Discrepancy /                discrepancy.                                                          Guideline total debt ratio of ___.                                    history versus $[redacted] used for qualification.                          owned the       credit marks on the                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                     Guidelines                                                                                                                                                                                                                                           subject         credit report dating                                                                                                                                                                                                                                                                                                                                 Other
                                                                                                     Discrepancy                                                                                                                                                                                                                                          property for at back to [redacted]                                     Buyer Comment (2023-08-31): Please clear this condition. Exception has been made
                                                                                                                                                                                                                                                                                                                                                          least           2. Consecutive mortgage
                                                                                                                                                                                                                                                                                                                                                          [redacted]      history dating back to
                                                                                                                                                                                                                                                                                                                                                          years.          [redacted]                                             Reviewer Comment (2023-08-25): 1. [redacted] adverse credit marks on the credit report dating back to
                                                                                                                                                                                                                                                                                                                                                                          3. Qualifying FICO of                                  [redacted]
                                                                                                                                                                                                                                                                                                                                                                          [redacted]                                             2. Consecutive mortgage history dating back to [redacted]
                                                                                                                                                                                                                                                                                                                                                                          4. Borrower paid off                                   3. Qualifying FICO of [redacted]
                                                                                                                                                                                                                                                                                                                                                                          all revolving debt with                                4. Borrower paid off all revolving debt with this transaction outside of the [redacted] lien mortgage,
                                                                                                                                                                                                                                                                                                                                                                          this transaction                                       consolidating $[redacted] in monthly payments into one Closed End [redacted] P&I, decreasing monthly
                                                                                                                                                                                                                                                                                                                                                                          outside of the                                         obligations by $[redacted].
                                                                                                                                                                                                                                                                                                                                                                          [redacted] lien
                                                                                                                                                                                                                                                                                                                                                                          mortgage, consolidating
                                                                                                                                                                                                                                                                                                                                                                          $[redacted] in monthly
                                                                                                                                                                                                                                                                                                                                                                          payments into one
                                                                                                                                                                                                                                                                                                                                                                          Closed End [redacted]
                                                                                                                                                                                                                                                                                                                                                                          P&I, decreasing monthly
                                                                                                                                                                                                                                                                                                                                                                          obligations by
                                                                                                                                                                                                                                                                                                                                                                          $[redacted].
[redacted] [redacted] [redacted] 3038      28974186                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Borrowers OT income was calculated at $[redacted] based on [redacted] month                                                                        Reviewer Comment (2023-08-28): Client agrees with DTI over [redacted]%. Changing loan designation to     08/28/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   history versus $[redacted] used for qualification.                                                                                                 Non-QM.  Exception no longer valid.                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3038      28987535                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Result of client changing loan designation on [redacted] to Non-QM                                                                                 Reviewer Comment (2023-08-28): Loan is NonQM.                                                            08/28/2023                       1                     A                     A                     A                     A                     A                CA        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        B       C        A      C          B          A        A        Safe Harbor Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3038      28987536                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  Result of client changing loan designation on [redacted] to Non-QM                                                                                 Reviewer Comment (2023-08-28): Lender provided compensating factors for DTI.                             08/28/2023                       1                     A                     A                     A                     A                     A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3038      28987537                         Compliance Compliance    Federal       ATR/QM Defect  General ATR Provision Investor and Non QM DTIs don't match and both   Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance Result of client changing loan designation on [redacted] to Non-QM          Borrower has    1. [redacted] adverse   SitusAMC,Originator            Buyer Comment (2023-08-28): Seller acknowledges exception, no change to grading.                                               08/28/2023 2                     B                     B                     B                     B                     B                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Compliance                   moderately exceed Guidelines                                          with the Lenders Guidelines of [redacted]% and based on                                                                                           owned the       credit marks on the                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                        [redacted](c)(5) of [redacted]% moderately exceed the guideline                                                                                   subject         credit report dating    SitusAMC                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                        maximum of [redacted]%. (DTI Exception is eligible to be regraded                                                                                 property for at back to [redacted]                                     Reviewer Comment (2023-08-28): Downgrading to [redacted] for Comp Factors
                                                                                                                                                                                                        with compensating factors.)                                                                                                                       least           2. Consecutive mortgage                                1. [redacted] adverse credit marks on the credit report dating back to [redacted]
                                                                                                                                                                                                                                                                                                                                                          [redacted]      history dating back to                                 2. Consecutive mortgage history dating back to [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.          [redacted]                                             3. Qualifying FICO of [redacted]
                                                                                                                                                                                                                                                                                                                                                                          3. Qualifying FICO of                                  4. Borrower paid off all revolving debt with this transaction outside of the [redacted] lien mortgage,
                                                                                                                                                                                                                                                                                                                                                          The             [redacted]                                             consolidating $[redacted] in monthly payments into one Closed End [redacted] P&I, decreasing monthly
                                                                                                                                                                                                                                                                                                                                                          representative  4. Borrower paid off                                   obligations by $[redacted].
                                                                                                                                                                                                                                                                                                                                                          FICO score      all revolving debt with
                                                                                                                                                                                                                                                                                                                                                          exceeds the     this transaction
                                                                                                                                                                                                                                                                                                                                                          guideline       outside of the
                                                                                                                                                                                                                                                                                                                                                          minimum by at   [redacted] lien
                                                                                                                                                                                                                                                                                                                                                          least           mortgage, consolidating
                                                                                                                                                                                                                                                                                                                                                          [redacted]      $[redacted] in monthly
                                                                                                                                                                                                                                                                                                                                                          points.         payments into one
                                                                                                                                                                                                                                                                                                                                                                          Closed End [redacted]
                                                                                                                                                                                                                                                                                                                                                                          P&I, decreasing monthly
                                                                                                                                                                                                                                                                                                                                                                          obligations by
                                                                                                                                                                                                                                                                                                                                                                          $[redacted].
[redacted] [redacted] [redacted] 3038      28988285                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - General Ability to Repay      Ability to Repay (Dodd-Frank 2014): The initial Loan Designation      Loan is NonQM.                                                                                                                                     Buyer Comment (2023-08-28): Seller acknowledges exception, no change to grading.                                               08/28/2023 2                     A                     B                     B                     B                     A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Non QM  No
                                                                                                     Compliance                                                                                         provided did not match.  However, the updated Loan Designation of Non                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)
                                                                                                                                                                                                        QM matches the Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3039      28969166                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3040      28966520                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3040      28967600                         Credit     Missing       General       Missing        Missing Document: Credit Card Statement not provided                                                                                        Borrower was qualified with a newly opened credit card with a balance of                                                                           Reviewer Comment (2023-08-24): Upon the receipt of the payment proof for newly open credit card          08/24/2023                       1          C          A          C          A          C          A          C          A          C          A                NE        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Document                    Document                                                                                                                                                   $[redacted] and a payment of $[redacted]. The credit card printout verifies                                                                        "[redacted]", reflecting $[redacted] condition has been cleared. Being conservative we have considered                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              the new balance however, the printout does not verify the monthly payment.                                                                         the payment $[redacted] as per letter of explanation for enquiry.                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              [redacted] guidelines require [redacted]% of the balance for an estimated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                                                                                              payment of $[redacted], which would increase the DTI to [redacted]%. Upon
                                                                                                                                                                                                                                                                              receipt of documentation to verify the qualifying monthly payment,                                                                                 Buyer Comment (2023-08-24): Please see attached as this was identified through our credit monitoring
                                                                                                                                                                                                                                                                              additional conditions may apply.                                                                                                                   service and verified a monthly payment of $[redacted], the credit card statement provided also shows a
                                                                                                                                                                                                                                                                                                                                                                                                                                 $0[redacted]monthly payment. The client provided a response on the credit inquiry letter indicating an
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted] monthly payment which was used to be conservative; however, we have sufficient evidence that the actual payment is $[redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Buyer Comment (2023-08-24): Please see attached as this was identified through our credit monitoring service and verified a monthly payment of $[redacted], the credit card statement provided also shows a
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted] monthly payment. The client provided a response on the credit inquiry letter indicating an
                                                                                                                                                                                                                                                                                                                                                                                                                                 $[redacted] monthly payment which was used to be conservative; however, we have sufficient evidence that the actual payment is $[redacted].
[redacted] [redacted] [redacted] 3041      28968200                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3042      28966703                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3043      28968613                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3044      28967451                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3045      28964854                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                         LIMITED COMPLIANCE REVIEW SCOPE: A limited compliance review scope was                                                                             Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                              performed on this loan. Testing for the TILA_RESPA Intergrated Disclosure                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                            ("TRID") compliance under the SFA TRID Grid is outside of the scope with                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                              the exception of specifically enumerated components. Refer to deal specific                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                            Scope of work for details on compliance testing included in the review.
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3046      28966987                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3046      28968191                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  Truth in Lending Act: Notice of Right to Cancel was not executed on   Right to Cancel is on Form [redacted] however, title verifies the first                                                                            Buyer Comment (2023-08-24): Seller accepts. No change to grading.                                                              08/24/2023 2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       C        A      B          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           the proper Model Form for a refinancing by the same creditor. The     lien mortgage is in the name of the same lender as the subject cash-out                                                                                                                                                                                                                                                                                                                                                                          Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             [redacted] form was used, the [redacted] form should have been used.  second mortgage. Right to Cancel should be on Form [redacted].                                                                                                                                                                                                                                                                                                                                                                                   Other
                                                                                                                   Incorrect,
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 3046      28975006                         Credit     Income /      Income        Missing        REO Documents are missing.                                            -                                                                     There is a variance of $[redacted] in the verified PITI versus what the                                                                            Reviewer Comment (2023-08-24): Upon the receipt of evidence of HOA, condition has been cleared.          08/24/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Document                                                                                                                                                   lender used for this property. The continuing statement for the [redacted]                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                              that would confirm if the property has HOA dues was missing from the file.                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                                                                                              Lender to document if there are HOA dues on this property. Please note, we                                                                         Buyer Comment (2023-08-24): PLease see the attached HOA coupon for the non subject.
                                                                                                                                                                                                                                                                              cannot add back this property expense into the Schedule E cash flow if there are HOA dues without evidence of the 1040 continuing statement. DTI is at 44.925% considering the PITIA expenses as considered by the lender.
[redacted] [redacted] [redacted] 3047      28965636                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3048      28966624                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3049      28965689                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3050      28965440                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3051      28965661                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-22): Seller acknowledges the exception. This exception is for informational                          08/22/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3052      28965872                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                NY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3053      28968849                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3054      28964948                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3055      28967212                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-23): Seller acknowledges the exception. This exception is for informational                          08/23/2023 2          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3056      28973434                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-24): Seller acknowledges the exception. This exception is for informational                          08/24/2023 2          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3056      28973576                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                            Subject property was appraised on [redacted] prior to the FEMA disaster     Property        Property inspected post SitusAMC,Aggregator            Reviewer Comment (2023-08-30): Per [redacted] Mortgage's policy, no PDI is required.                                           08/30/2023 2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                (Severe Winter Storms, Straight-Line Winds, Flooding, Landslides and        inspected post  disaster but pre-FEMA                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Disaster Name: ___                                                    Mudslides) dated [redacted] through  [redacted]. File is missing a property disaster but    declaration of disaster                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                        inspection dated after the disaster, or the lender's Rep and Warranty       pre-FEMA        end date. Date of                                      Buyer Comment (2023-08-29): Because the appraisal was completed after the disaster start date, a                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                                                                                              attestation along with visible confirmation that the subject property was   declaration of  disaster: [redacted].                                  disaster inspection is not required per Rocket Mortgage guidelines.
                                                                                                                                                                                                                                                                              not damaged.                                                                disaster end
                                                                                                                                                                                                                                                                                                                                                          date.
[redacted] [redacted] [redacted] 3057      28974336                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-24): Seller acknowledges the exception. This exception is for informational                          08/24/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3058      28977096                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-25): Seller acknowledges the exception. This exception is for informational                          08/25/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3059      29000495                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Debt
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3059      29000714                         Compliance Compliance    Federal       Missing Non-   (Missing Data) Last Rate Set Date                                     Last Date Rate Set and Initial Rate Lock Date not provided.  Worst    Rate Lock Agreement is missing from the file.                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                NJ        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Required Data                                                                        Case Scenario between Creditor Application Date and Transaction Date                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation
[redacted] [redacted] [redacted] 3060      28989248                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                         This profile contains a reduced scope for subordinate liens.                                                                                       Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Debt                                                                                                                                                                          QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3060      28989409                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([redacted]): Originator Loan Designation of Safe  Missing most recent [redacted] years [redacted] required per guidelines.                                                                           Reviewer Comment (2023-09-07): Lender provided attestation that they do not require transcripts for      09/07/2023                       1          B          A          C          A          B          A          C          A          B          A                NC        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       C        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Harbor QM (APOR) does not match Due Diligence Loan Designation of QM                                                                                                                                                     small losses with the borrower being hit for the loss. Exception is clear.                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Debt                                                                                                                                                                          QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOE uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-05): Previously provided [redacted] were received however we are missing the tax transcripts that are required per the guidelines. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): tax returns
[redacted] [redacted] [redacted] 3060      28989410                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Income and Assets - [redacted]                   General QM: Unable to verify Sole Proprietorship income using         Missing most recent [redacted] years [redacted] required per guidelines.                                                                           Reviewer Comment (2023-09-07): Lender provided attestation that they do not require transcripts for      09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         reasonably reliable third-party records.                                                                                                                                                                                 small losses with the borrower being hit for the loss. Exception is clear.                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                                          QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOE uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-05): Previously provided [redacted] were received however we are missing the tax transcripts that are required per the guidelines. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): uploaded to additional condition
[redacted] [redacted] [redacted] 3060      28989411                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Income and Assets - [redacted]                   General QM: Unable to verify Sole Proprietorship income using         Missing most recent [redacted] years [redacted] required per guidelines.                                                                           Reviewer Comment (2023-09-07): Lender provided attestation that they do not require transcripts for      09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         reasonably reliable third-party records.                                                                                                                                                                                 small losses with the borrower being hit for the loss. Exception is clear.                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                                          QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOE uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-05): Previously provided [redacted] were received however we are missing the tax transcripts that are required per the guidelines. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): uploaded to additional condition
[redacted] [redacted] [redacted] 3060      28992186                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       Missing most recent [redacted] years [redacted] required per guidelines.                                                                           Reviewer Comment (2023-09-07): Lender provided attestation that they do not require transcripts for      09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the                                                                                                                                                        small losses with the borrower being hit for the loss. Exception is clear.                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Debt                                                                                                                                                                          QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOE uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-05): Previously provided [redacted] were received however we are missing the tax transcripts that are required per the guidelines. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): uploaded to additional condition
[redacted] [redacted] [redacted] 3060      28992210                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Missing most recent [redacted] years [redacted] required per guidelines.                                                                           Reviewer Comment (2023-09-07): Lender provided attestation that they do not require transcripts for      09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                    small losses with the borrower being hit for the loss. Exception is clear.                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                                          QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOE uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-05): Previously provided [redacted] were received however we are missing the tax transcripts that are required per the guidelines. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): uploaded to additional condition
[redacted] [redacted] [redacted] 3060      28992214                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Clarfied reason for exception.  Missing most recent [redacted] years                                                                               Reviewer Comment (2023-09-07): Lender provided attestation that they do not require transcripts for      09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   [redacted] required per guidelines.                                                                                                                small losses with the borrower being hit for the loss. Exception is clear.                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                                          QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOE uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-05): Previously provided [redacted] were received however we are missing the tax transcripts that are required per the guidelines. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): uploaded to additional condition
[redacted] [redacted] [redacted] 3060      29017219                         Compliance Compliance    Federal       ATR/QM Defect  Self-Employed Tax Return Recency - QM                                 General QM: Self Employed Tax Returns - The business or personal tax  [redacted] Tax extension is in the file. EV2.                                                                                                                                                                                                                                                2                     B                     B                     B                     B                     B                NC        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         returns provided are not the most recent. Application Date                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        [redacted],  Most Recent Tax Return End Date [redacted], Tax Return                                                                                                                                                                                                                                                                                                                                                                                                                                                    Debt                                                                                                                                                                          QM
                                                                                                                                                                                                        Due Date [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 3060      29017220                         Compliance Compliance    Federal       ATR/QM Defect  Self-Employed Tax Return Recency - QM                                 General QM: Self Employed Tax Returns - The business or personal tax  [redacted] Tax extension is in the file. EV2.                                                                                                                                                                                                                                                2                     B                     B                     B                     B                     B                NC        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         returns provided are not the most recent. Application Date                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        [redacted],  Most Recent Tax Return End Date [redacted], Tax Return                                                                                                                                                                                                                                                                                                                                                                                                                                                    Debt                                                                                                                                                                          QM
                                                                                                                                                                                                        Due Date [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 3061      28994041                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (Acceleration Due to Decrease in    Texas Constitution Section 50(a)(6):  Loan contains impermissible                                                                                                                                                        Reviewer Comment (2023-09-05): Lender waiver of this right was located in the file. Exception is clear.  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Send the borrower a written notice modifying any other amount, percentage, C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                   Market Value)                                                         acceleration due to decrease in market value or because of the                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -    term, or other provision prohibited by this section to a permitted amount,                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        owner's default for another debt not secured by a valid prior                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other         percentage, term, or other provision and adjusting the account of the                                                                                           QM
                                                                                                                                                                                                        encumbrance against the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   borrower to ensure that the borrower is not required to pay more than an                                                                                        (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             amount permitted by this section and is not subject to any other term or provision prohibited by this section.
[redacted] [redacted] [redacted] 3061      28994044                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                endorsements not obtained for home equity loan.  The loan file does                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        not evidence the Title Policy includes the Texas T-42 endorsement or                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                                         QM
                                                                                                                                                                                                        the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        equity loan.)
[redacted] [redacted] [redacted] 3061      28994057                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception                                                                   08/31/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3062      29007688                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3062      29007732                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted]  business days -                                                                                                                                                                                                                        Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3062      29007735                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       Missing vvoe dated within [redacted] business days of the Note date.                                                                               Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3062      29007736                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  The VVOE within [redacted] business days prior to the Note date is missing                                                                         Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          B          A          C          A          B          A          C          A          B          A                MI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation   from the file, causing the loan to waterfall through the QM Testing,                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        of QM (APOR) Risk.                                                    resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3062      29007743                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  The VVOE within [redacted] business days prior to the Note date is missing                                                                         Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 from the file, causing the loan to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3062      29007748                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           The VVOE within [redacted] business days prior to the Note date is missing                                                                         Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                MI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   from the file, causing the loan to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3063      28993835                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3063      28993840                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                            The subject property is located in a FEMA disaster area. A post disaster    Borrower has                            SitusAMC                       Reviewer Comment (2023-09-05): Inspection performed after disaster but prior to declared end date.                                        2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                inspection verifying there was no damage to the subject property is         owned the                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                    required.                                                                   subject                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                    property for at                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                                                                                                          least
                                                                                                                                                                                                                                                                                                                                                          [redacted]
                                                                                                                                                                                                                                                                                                                                                          years.
[redacted] [redacted] [redacted] 3064      28999743                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section [redacted]: Acceptable [redacted]     Unable to determine if the required endorsements were obtained and final                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Level                                                                                title insurance endorsements not obtained for [redacted] loan.  The   title not in the loan file.                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    issuance, there is not an obvious remediation
                                                                                                                                                                                                        loan file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other
                                                                                                                                                                                                        [redacted] or the [redacted] (The loan is a [redacted] Section
                                                                                                                                                                                                        [redacted] [redacted] loan.)
[redacted] [redacted] [redacted] 3064      28999755                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3065      28997108                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for  [Redacted]compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3065      28997151                         Compliance Compliance    Federal       TRID Defect    [Redacted] Finance Charge                                             TILA-RESPA Integrated Disclosure - Loan Calculations: [Redacted]      [Redacted]disclosed a Finance Charges are  [Redacted] page 5. Calculated                                                                           Reviewer Comment (2023-09-05): Remediation documents have been provided. Exception is clear.                        09/05/2023            2          C          B          C          B          C          B          C          B          C          B                IL        Primary    Refinance -   TILA Material Disclosure Cure - Provide the following: Letter of           C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         provided on [Redacted]  disclosed an inaccurate Finance Charge on     Finance Charge Charges are  [Redacted]. There is a variance of  [Redacted]                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    Explanation, Proof of Delivery, Refund check for underdisclosed amount,                                                                             QM (APOR)   Harbor
                                                                                                                                                                                                        page 5 that does not match the actual Finance Charge for the loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other         Corrected CD, and Re-open Rescission if Applicable                                                                                                              QM
                                                                                                                                                                                                        The disclosed Finance Charge in the amount of [Redacted] is under                                                                                                                                                        Seller Comment (2023-09-01): Uploaded [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                        disclosed by  [Redacted] compared to the calculated Finance Charge of
                                                                                                                                                                                                        [Redacted] which exceeds the  [Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing
                                                                                                                                                                                                        Disclosure dated  [Redacted].
[redacted] [redacted] [redacted] 3066      28989760                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3067      28988927                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the  [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3068      28999475                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]  Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3069      28986237                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3070      28999325                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA[Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3070      28999358                         Compliance Compliance    State         State HPML     [Redacted]HPML Threshold Test Compliant                               [Redacted]Higher-Priced Mortgage Loan: APR on subject loan of         APR on subject loan of [Redacted] APR of [Redacted] is equal to or greater                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [Redacted] or [Redacted] APR of [Redacted] is equal to or greater     than the threshold of APOR [Redacted]% Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        than the threshold of APOR [Redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3071      28990064                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3072      28989387                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3073      29000409                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                         Data Validated from Source Document.                                                                                                               Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3074      28999286                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3075      28999107                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA [Redacted]  Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3076      28998092                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3076      28998160                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [Redacted]: The lender/Assignee cannot conclusively rely on the Value                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  on [Redacted]  Test performed using stated value or other valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 method in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3076      28998165                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [Redacted]): [Redacted] prohibits other debt secured by the homestead                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                unless the purpose of additional debt is one described under                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        [Redacted] Unable to determine purpose of additional debt secured by                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3077      29009186                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3077      29009227                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [Redacted]  The lender/Assignee cannot conclusively rely on the Value                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  on [Redacted] .  Test performed using stated value or other valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 method in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3077      29009228                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [Redacted] ): Acceptable FNMA title insurance endorsements not                                                                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                obtained for home equity loan.  The loan file does not evidence the                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        Title Policy includes the [Redacted] t or the [Redacted] . (The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        is a [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3077      29011453                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [Redacted]  [Redacted]  prohibits other debt secured by the homestead                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                unless the purpose of additional debt is one described under                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        [Redacted] . Unable to determine purpose of additional debt secured                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3078      28990237                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception.                                                                  08/29/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3078      28990255                         Compliance Compliance    Federal       TRID Defect    [Redacted] Finance Charge                                             TILA-RESPA Integrated Disclosure - Loan Calculations: [Redacted]      Finance Charge disclosed is [Redacted]. Calculated finance charge is                                                                               Reviewer Comment (2023-09-05): Remediation documents have been provided. Exception is clear.                        09/05/2023            2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -   TILA Material Disclosure Cure - Provide the following: Letter of           C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         provided on [Redacted] disclosed an inaccurate Finance Charge on      $[Redacted]. Variance of[Redacted]. Based on review of Lender's compliance                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    Explanation, Proof of Delivery, Refund check for underdisclosed amount,                                                                             QM (APOR)   Harbor
                                                                                                                                                                                                        [Redacted] that does not match the actual Finance Charge for the      report,[Redacted]- Provide the following: [Redacted]for under disclosed                                                                                                                                                                                                                                                                                                                                                                          Other         Corrected CD, and Re-open Rescission if Applicable                                                                                                              QM
                                                                                                                                                                                                        loan.  The disclosed Finance Charge in the amount of [Redacted] is    amount, Corrected [Redacted], and Re-open Rescission if Applicable                                                                                 Seller Comment (2023-09-01): PCCD uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        under disclosed by [Redacted] compared to the calculated Finance
                                                                                                                                                                                                        Charge of[Redacted] which exceeds the[Redacted]threshold (fee amounts included in Finance Charge calculation are based on[Redacted]
[redacted] [redacted] [redacted] 3079      29000063                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] ("[Redacted]")                                                                                                                                                                                                                             purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  compliance under the SFA [Redacted] Grid is outside of scope with the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  exception of specifically enumerated components.  Refer to deal                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3080      28999753                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3080      28999809                         Credit     Income /      Income        Income /       [Redacted] is required and was not found in file.                     -                                                                     Provide missing[Redacted] for the Borrower.                                                                                                        Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-01): [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3080      28999810                         Credit     Income /      Income        Income /       [Redacted] is not within [Redacted] business days of the Note.        -                                                                     Provide missing [Redacted] for the Borrower within [Redacted] business days                                                                        Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-01): [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3080      28999811                         Credit     Income /      Income        Income /       [Redacted] is not within [Redacted] business days of the Note.        -                                                                     Provide missing [Redacted] for the Co-Borrower within [Redacted] business                                                                          Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 days of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-01): [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3080      29000257                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator [Redacted] does not  Originator Loan Designation of[Redacted] does not match Due Diligence Loan                                                                         Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         match Due Diligence Loan Designation of [Redacted].                   Designation of [Redacted] Risk due to missing [Redacted]                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-01): [Redacted] uploaded                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 3080      29000258                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       There are guideline deficiencies related to income documentation                                                                                   Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     requirements due to missing [Redacted] which could result in a risk to the                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded   borrower's ability to repay.                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                              Seller Comment (2023-09-01): [Redacted] uploaded                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 3080      29000306                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Income documentation requirements not met due to missing [Redacted]                                                                                Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-01): [Redacted] uploaded                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 3080      29000334                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Based on the loan failing the Income guideline component, the loan is at QM                                                                        Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   risk                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-01): [Redacted] uploaded                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 3081      28989744                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3081      28989769                         Credit     Income /      Income        Income /       [Redacted] is not within [Redacted] business days of the Note.        -                                                                     The Verbal verification of employment is not within 10 business days of the                                                                        Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 Note.                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3081      28989770                         Credit     Income /      Income        Income /       [Redacted] is not within [Redacted] business days of the Note.        -                                                                     The Verbal verification of employment is not within 10 business days of the                                                                        Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 Note.                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): [Redacted] uploaded to additional condition                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 3082      29006927                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3083      28989554                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3084      29003161                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA [Redacted]  is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3084      29003169                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule [Redacted]): Safe Harbor requirements not                                                                                                                                                                                                                                                                                                 2          B          B          B          B          B          B          B          B          B          B                MS        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3085      28990266                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3086      28994943                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                         This profile contains a reduced scope for subordinate liens.                                                                                       Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3087      29000695                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA [Redacted] is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3088      28997348                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          Texas Constitution Section 50(a)(6): The lender/Assignee cannot                                                                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3088      28997351                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                endorsements not obtained for home equity loan.  The loan file does                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        not evidence the Title Policy includes the Texas T-42 endorsement or                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        equity loan.)
[redacted] [redacted] [redacted] 3088      28997359                         Compliance TRID          Transaction   TRID           [Redacted]  A limited compliance review scope was performed on this                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for T[Redacted]compliance under the SFA [Redacted]                                                                                                                                                                                                                              purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3089      28990294                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-08-29): Client acknowledges exception.                                                                  08/29/2023 3          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]) compliance under the SFA [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3090      28997987                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3091      28989131                         Compliance TRID          Transaction   TRID           [Redacted]  A limited compliance review scope was performed on this                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for T[Redacted] compliance under the SFA [Redacted]                                                                                                                                                                                                                             purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3092      28987003                         Compliance TRID          Transaction   TRID           [Redacted]  A limited compliance review scope was performed on this                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]) compliance under the SFA[Redacted]                                                                                                                                                                                                                              purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3092      29009367                         Credit     Loan Package  Application / Loan Package   [Redacted]: The subject property is located in [Redacted] that does                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): [Redacted] provided. Exception is clear.                                  09/07/2023                       1                     A                     A                     A                     A                     A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  not have a declared end date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): No Damage                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3093      29008816                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]compliance under the SFA [Redacted Grid                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  is outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3094      28990347                         Compliance TRID          Transaction   TRID           [Redcated]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redcated] compliance under the SFA[Redcated] Grid                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  is outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3094      28990470                         Compliance Compliance    Federal       TRID Defect    [Redcated] Finance Charge                                             [Redcated] - Loan Calculations: [Redcated] provided on [Redcated]     Disclosure reflects Finance Charge of [Redcated]6 but calculated Finance                                                                           Reviewer Comment (2023-09-05): Remediation documents have been provided. Exception is cured.                        09/05/2023            2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -   TILA Material Disclosure Cure - Provide the following: Letter of           C        B       C        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         disclosed an inaccurate Finance Charge on page [Redcated]  that does  Charge of [Redcated].  Variance = [Redcated]  Lender to provide corrected                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    Explanation, Proof of Delivery, Refund check for underdisclosed amount,                                                                             QM (APOR)   Harbor
                                                                                                                                                                                                        not match the actual Finance Charge for the loan.  The disclosed      [Redcated]and copy of letter sent to borrower explaining changes.                                                                                                                                                                                                                                                                                                                                                                                Other         Corrected CD, and Re-open Rescission if Applicable                                                                                                              QM
                                                                                                                                                                                                        Finance Charge in the amount of [Redcated]2 is under disclosed by                                                                                                                                                        Seller Comment (2023-09-01): Uploaded [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                        $[Redcated] compared to the calculated Finance Charge of $[Redcated]2 which exceeds the $[Redcated]0 threshold (fee amounts included in
                                                                                                                                                                                                        Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                                        [Redcated]
[redacted] [redacted] [redacted] 3094      28990480                         Credit     Income /      Income        Income /       [Redcated] is required and was not found in file.                     -                                                                     [Redcated]is missing in file. Provided Verification of Employment                                                                                  Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 verification date is blank.                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3095      28996836                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3096      29000353                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for[Redacted] compliance under the SFA [Redacted] Grid                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  is outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3097      28989428                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted] compliance under the SFA TRID Grid is                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3098      29000081                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3099      29005085                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted] compliance under the SFA [Redacted]                                                                                                                                                                                                                              purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3100      28999596                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for T[Redacted] compliance under the SFA                                                                                                                                                                                                                                        purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  [Redacted]Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3101      28985621                         Compliance TRID          Transaction   TRID           [redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [redacted] compliance under the SFA [redacted]Grid                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  is outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3101      28986857                         Credit     Loan Package  Closing /     Loan Package   [Redacted] shows negative impact on[Redacted]                                                                                               The title search contains 2 [Redacted] for someone with a similar name as                                                                          Reviewer Comment (2023-09-05): Updated search provided. Exception is clear.                              09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Documentation                                                                                                                                              the borrowers spouse. Verify paid in full or does not belong to the spouse.                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              The [Redacted] are not to show on the [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): Title shows [Redacted] are no against our borrower it shows we are clear                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 3102      28986461                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted] compliance under the SFA [Redacted]                                                                                                                                                                                                                              purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3103      29001653                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]) compliance under the SFA                                                                                                                                                                                                                                        purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  [Redacted]Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3104      29001516                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted] compliance under the SFA [Redacted]Grid                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  is outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3105      28989846                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3105      28989997                         Credit     Income /      Income        Income /       [Redacted]documentation requirements not met.                                                                                               The guidelines require verification of three years continuance of                                                                                  Reviewer Comment (2023-09-05): Verified [Redacted]is from [Redacted] and continuance is not required.    09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 [Redacted]income which is missing for [Redacted]                                                                                                   Exception is clear.                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): [Redacted] uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): [Redacted]  uploaded
[redacted] [redacted] [redacted] 3105      28989998                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             Qualified Mortgage ([Redacted]): Originator Loan Designation of       The provided loan designation is [Redacted], but loan is missing guideline                                                                         Reviewer Comment (2023-09-05): Verified [Redacted]is from [Redacted]and continuance is not required.     09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                RI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         [Redacted]) does not match Due Diligence [Redacted].                  verification of three years continuance for [Redacted]which resulted in a                                                                          Exception is clear.                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              calculated Due Diligence Loan Designation o[Redacted].                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-01): [Redacted] uploaded
[redacted] [redacted] [redacted] 3105      28989999                         Compliance Compliance    Federal       ATR/QM Defect  [Redacted] Guideline Deficiency - [Redacted]                          General QM:  There are guideline deficiencies related to income       The guidelines require verification of [Redacted]continuance of [Redacted]                                                                         Reviewer Comment (2023-09-05): Verified [Redacted]is from [Redacted]and continuance is not required.     09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     which is missing for [Redacted] [Redacted]                                                                                                         Exception is clear.                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): [Redacted] uploaded
[redacted] [redacted] [redacted] 3105      28990000                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           The guidelines require verification of [Redacted] of [Redacted]income which                                                                        Reviewer Comment (2023-09-05): Verified [Redacted]is from [Redacted] and continuance is not required.    09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   is missing for [Redacted] [Redacted]                                                                                                               Exception is clear.                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-01): [Redacted]uploaded
[redacted] [redacted] [redacted] 3105      28993666                         Credit     Income /      Income        Income /       [Redacted] Docs Missing:                                              -                                                                                                                                                                                                                        Reviewer Comment (2023-09-05): Verified [Redacted]is from [Redacted]and continuance is not required.     09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                    Exception is clear.                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): [Redacted] Pension
[redacted] [redacted] [redacted] 3106      28999842                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  [Redacted] compliance under the SFA TRID                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3106      28999913                         Credit     Income /      Income        Income /       [Redacted]is not within  [Redacted] business days of the [Redacted]   -                                                                     [Redacted] is not within [Redacted]business days of the [Redacted]                                                                                 Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-01): [Redacted]
[redacted] [redacted] [redacted] 3107      29000239                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3108      28993575                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                MT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  [Redacted] compliance under the SFA TRID                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3109      28990156                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): To be waived                                                                                    08/29/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]ompliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                           Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.                                                                                                                                                                                                                                 purposes only and does not impact grading.
[redacted] [redacted] [redacted] 3109      28990201                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [Redacted]Higher-Priced Mortgage Loan:  Borrower not provided with    Borrower not provided with [Redacted] otherwise qualified for.                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3109      28990235                         Compliance Compliance    State         State HPML     [Redacted]HPML Threshold Test Non-Compliant                           [Redacted]Higher-Priced Mortgage Loan: APR on subject loan of         [Redacted] calculated APR exceeds APR threshold of [Redacted]                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [Redacted]% or [Redacted]R of [Redacted]% is equal to or greater than                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        the threshold of APOR 6[Redacted]%.  Non-Compliant Higher Priced                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 3110      28989558                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3111      29000525                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] Compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3111      29000562                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [Redacted] Higher-Priced Mortgage Loan:  Borrower not provided with                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.
[redacted] [redacted] [redacted] 3111      29000563                         Compliance Compliance    State         State HPML     [Redacted] HPML Threshold Test Non-Compliant                          [Redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [Redacted] % or [Redacted]  of 14.03200% is equal to or greater than                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        the threshold of [Redacted] %.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
[redacted] [redacted] [redacted] 3112      28992888                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3113      29000756                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3113      29001432                         Credit     Asset         Asset         Asset          Available for Closing is insufficient to cover Cash From Borrower.                                                                          The guidelines require [Redacted] to verify cash required to close.                                                                                Reviewer Comment (2023-09-01): [Redacted] have been updated and exception is clear.                      09/01/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Calculation /                                                                                                                                                            However, only [Redacted] month was provided.                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                     Analysis                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
[redacted] [redacted] [redacted] 3113      29001473                         Credit     Asset         Asset         Asset          [Redacted]documentation requirements not met.                                                                                               The guidelines require [Redacted] verify cash required to close.  However,                                                                         Reviewer Comment (2023-09-05): Additional [Redacted] provided. Exception is clear.                       09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation                                                                                                                                                            only [Redacted] month was provided                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): [Redacted]
[redacted] [redacted] [redacted] 3113      29001491                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             Ability to Repay ([Redacted]): Originator Loan Designation of Non QM  The loan is at ATR risk due to missing guideline require[Redacted] to                                                                              Reviewer Comment (2023-09-05): Additional [Redacted] provided. Exception is clear.                       09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                IL        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         does not match Due Diligence Loan Designation of ATR Risk.            verify cash required to close.                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): See additional conditions response
[redacted] [redacted] [redacted] 3113      29001493                         Compliance Compliance    Federal       ATR/QM Defect  [Redacted] Guideline Deficiency - ATR Impact                          Ability to Repay ([Redacted]): There are guideline deficiencies       The guidelines require [Redacted] to verify cash required to close.                                                                                Reviewer Comment (2023-09-05): Additional [Redacted] provided. Exception is clear.                       09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         related to[Redacted] doc requirements which could result in a risk to However, only [Redacted] month was provided.                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                        the borrower's ability to repay.  (Exception is eligible to be                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                                                                                        regraded with compensating factors.)                                                                                                                                                                                     Seller Comment (2023-09-05): See additional conditions response
[redacted] [redacted] [redacted] 3113      29001500                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay([Redacted]): Based on the loan failing one or more   The guidelines require [Redacted] to verify cash required to close.                                                                                Reviewer Comment (2023-09-05): Additional [Redacted] provided. Exception is clear.                       09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         guideline components, the loan is at ATR risk.                        However, only [Redacted] month was provided which makes the loan an ATR                                                                                                                                                                                                                                                                                                                                                                          Cash-out -
                                                                                                                                                                                                                                                                              risk.                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): See additional conditions response
[redacted] [redacted] [redacted] 3114      28988824                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3115      28990317                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3115      28990337                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [Redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   [Redacted] [Redacted] not provided.                                                                                                                                                                                                                                                          2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3115      28990338                         Compliance Compliance    State         State HPML     [Redacted] HPML Threshold Test Non-Compliant                          [Redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [Redacted]% or [Redacted] of [Redacted]% is equal to or greater than                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        the threshold of [Redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3115      28990339                         Compliance Compliance    State         Misc. State    Maryland Mortgage Lending Regulations (Disclosure of Taxes and        [Redacted] Mortgage Lending Regulations: Borrower did not receive     [Redacted] [Redacted] not provided.                                                                                                                                                                                                                                                          2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          Insurance Not Provided)                                               disclosure on responsibility for payment of [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3116      29000130                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3117      28990037                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3118      28994015                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3119      28999712                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3120      28986529                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3121      28999389                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for T[Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3121      29000155                         Compliance Compliance    State         Misc. State    Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay [Redacted] Mortgage Lender and Broker Regulation:  File does not                                                                                                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level          not Verified)                                                         contain evidence that analysis of borrower's ability to repay was                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        performed based on verified[Redacted] s, and/or [Redacted] using PITI                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                                                                                        payment based on fully indexed rate and fully amortizing payment, if                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        applicable
[redacted] [redacted] [redacted] 3122      28989842                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3122      28991944                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [Redacted]  The lender/Assignee cannot conclusively rely on the Value                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  on [Redacted] .  Test performed using stated value or other valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 method in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3122      28991948                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [Redacted]  Acceptable [Redacted] t[Redacted]  not obtained           Loan is a [Redacted]                                                                                                                                                                                                                                                                         2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                for[Redacted]   The loan file does not evidence the [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        includes the [Redacted]  or the [Redacted] t. (The loan is a                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [Redacted] .)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 3123      28985569                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3124      28996498                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]  Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3125      29008474                         Compliance Compliance    Federal       TRID Defect    TRID [Redacted] Finance Charge                                        TILA-RESPA Integrated Disclosure - Loan Calculations:  [Redacted])    Disclosed Finance Charges are $[redacted]. Due Diligence Finance Charges                                                                           Reviewer Comment (2023-09-12): [Redacted]) docs provided. Exception is clear.                                       09/12/2023            2          C          B          C          B          C          B          C          B          C          B                GA        Primary    Refinance -   TILA Material Disclosure Cure - Provide the following: Letter of           C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         provided on  [Redacted]) disclosed an inaccurate Finance Charge on    are $[redacted]. There is a variance of $[redacted].                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -    Explanation, Proof of Delivery, Refund check for underdisclosed amount,                                                                             QM (APOR)   Harbor
                                                                                                                                                                                                        page  [Redacted]) that does not match the actual Finance Charge for                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         Corrected CD, and Re-open Rescission if Applicable                                                                                                              QM
                                                                                                                                                                                                        the loan.  The disclosed Finance Charge in the amount of  [Redacted])                                                                                                                                                    Seller Comment (2023-09-08): [Redacted])uploaded                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                        is under disclosed by  [Redacted]) compared to the calculated Finance
                                                                                                                                                                                                        Charge of $ [Redacted]) which exceeds the $ [Redacted]) threshold
                                                                                                                                                                                                        (fee amounts included in Finance Charge calculation are based on
                                                                                                                                                                                                        Closing Disclosure dated 0 [Redacted])
[redacted] [redacted] [redacted] 3125      29008502                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA  [Redacted])Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3126      28989853                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3127      29002077                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]") compliance                                                                                                                                                                                                                               purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  under the SFA [Redacted]Grid is outside of scope with the exception                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other
                                                                                                                                  of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3128      28998903                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted])Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3129      28985704                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3130      29001406                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [Redacted]Higher-Priced Mortgage Loan:  Borrower not provided         [Redacted]                                                                                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    with[Redacted]otherwise qualified for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         priced loans.
[redacted] [redacted] [redacted] 3130      29001407                         Compliance Compliance    State         State HPML     [Redacted]Test Non-Compliant                                          [Redacted]Higher-Priced Mortgage Loan: APR on subject loan of         APR on subject loan of [Redacted]% or [Redacted]APR of [Redacted]% is equal                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [Redacted]% or [Redacted] APR of [Redacted]% is equal to or greater   to or greater than the threshold of APOR[Redacted]                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                                                                                        than the threshold of APOR [Redacted]%.  Non-Compliant Higher Priced                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other
                                                                                                                                                                                                        Loan.
[redacted] [redacted] [redacted] 3130      29001412                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3131      28985785                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3132      29000037                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3132      29000098                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [Redacted]: The lender/Assignee cannot conclusively rely on the Value The lender/Assignee cannot conclusively rely on the Value on [Redacted] .                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  on [Redacted].  Test performed using stated value or other valuation  Test performed using stated value or other valuation method in file other                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 method in file other than [Redacted]                                  than [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                  Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3132      29000099                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [Redacted]: Acceptable [Redacted] [Redacted] not obtained             [Redacted] : Acceptable [Redacted] [Redacted] not obtained for home equity                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                for[Redacted] .  The loan file does not evidence the Title Policy     loan. The loan file does not evidence the [Redacted] includes the                                                                                                                                                                                                                                                                                                                                                                                Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        includes the[Redacted] . (The loan is a [Redacted]                    [Redacted]. (The loan is a [Redacted].)                                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3133      28990070                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3134      28996567                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3134      28996675                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             Qualified Mortgage ([Redacted): Originator Loan Designation of        The provided Originator Loan Designation is [Redacted, but the loan tested                                                                         Reviewer Comment (2023-09-05): [Redacted] has been updated resulting in [Redacted]. Exception is clear.  09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                MI        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         [Redacted does not match Due Diligence Loan Designation of [Redacted  as [Redacted                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): please redesignate to High Price                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 3135      29007513                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3136      29009451                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]  compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Debt                                                                                                                                                                          QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3136      29013565                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             Qualified Mortgage ([Redacted]): Originator Loan Designation of       Insufficient income documentation provided resulting in a loan designation                                                                         Reviewer Comment (2023-09-08): Income documents provided. Exception is clear.                            09/08/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         [Redacted] does not match Due Diligence [Redacted].                   of [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                                          QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 3136      29013566                         Compliance Compliance    Federal       ATR/QM Defect  [Redacted] Guideline Deficiency -[Redacted]                           General QM:  There are guideline deficiencies related to i[Redacted]t Missing evidence of [Redacted] for borrower[Redacted], [Redacted] within                                                                           Reviewer Comment (2023-09-08): Income documents provided. Exception is clear.                            09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         doc requirements which could result in a risk to the borrower's       [Redacted] business days for the [Redacted] with less than [Redacted]%                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        ability to repay.  (Exception is eligible to be regraded with         ownership.                                                                                                                                                                                                                                                                                                                                                                                                                                       Debt                                                                                                                                                                          QM
                                                                                                                                                                                                        compensating factors.)                                                                                                                                                                                                   Seller Comment (2023-09-08): [Redacted] uploaded                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 3136      29013568                         Credit     Income /      Income        Income /       [Redacted] requirements not met.                                                                                                            Missing evidence of  [Redacted] or borrower  [Redacted],  [Redacted]within                                                                         Reviewer Comment (2023-09-08): Income documents provided. Exception is clear.                            09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 [Redacted] business days for the  [Redacted] with less than  [Redacted]                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                                          QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): [Redacted] uploaded                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 3136      29013579                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Insufficient income documentation provided.                                                                                                        Reviewer Comment (2023-09-08): Income documents provided. Exception is clear.                            09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                                          QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): [Redacted] uploaded                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 3137      29007223                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3138      28999471                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledged exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3139      28999269                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted]compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3139      28999300                         Compliance Compliance    Federal       TRID Defect    TRID [Redacted] Finance Charge                                        TILA-RESPA Integrated Disclosure - Loan Calculations: [Redacted]      [Redacted] provided on [Redacted] disclosed an inaccurate Finance Charge on                                                                        Reviewer Comment (2023-09-06): [Redacted] documents provided. Exception is clear.                                   09/06/2023            2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -   TILA Material Disclosure Cure - Provide the following: Letter of           C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         provided on[Redacted] disclosed an inaccurate Finance Charge on page  page [Redacted] that does not match the actual Finance Charge for the loan.                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    Explanation, Proof of Delivery, Refund check for underdisclosed amount,                                                                             QM (APOR)   Harbor
                                                                                                                                                                                                        [Redacted] that does not match the actual Finance Charge for the      The disclosed Finance Charge in the amount of $[Redacted] is under                                                                                                                                                                                                                                                                                                                                                                               Other         Corrected CD, and Re-open Rescission if Applicable                                                                                                              QM
                                                                                                                                                                                                        loan.  The disclosed Finance Charge in the amount of $[Redacted] is   disclosed by $[Redacted] compared to the calculated Finance Charge of                                                                              Seller Comment (2023-09-06): [Redacted] uploaded                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                        under disclosed by [Redacted] compared to the calculated Finance      $[Redacted]which exceeds the $[Redacted] threshold.
                                                                                                                                                                                                        Charge of $[Redacted] which exceeds the $[Redacted]threshold (fee
                                                                                                                                                                                                        amounts included in Finance Charge calculation are based on                                                                                                                                                              Reviewer Comment (2023-09-05): [Redacted] and [Redacted] was provided however to cure this exception the
                                                                                                                                                                                                        [Redacted] dated [Redacted]                                                                                                                                                                                              rescission also must be re-opened. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-01): [Redacted] uploaded
[redacted] [redacted] [redacted] 3140      28989005                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                         This profile contains a reduced scope for subordinate liens.                                                                                       Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3141      28995002                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [REdacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3142      28999338                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3143      28997471                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3144      29008224                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted]) compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3145      28993743                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3146      28999531                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3147      28999386                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3148      28989566                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): overridden in error.                                                                            08/31/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                           Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.                                                                                                                                                                                                                                 purposes only and does not impact grading.
[redacted] [redacted] [redacted] 3148      28989595                         Credit     System        General       System         Borrower [Redacted] current address does not match [Redacted]address. -                                                                     As per [Redacted] Current Address is[Redacted]                                                                                                     Reviewer Comment (2023-09-05): Updated address provided. Exception is clear.                             09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): [Redacted]showing correct address                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 3148      28989678                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [Redacted] The lender/Assignee cannot conclusively rely on the Value                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          C        B       C        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  on [Redacted]  Test performed using stated value or other valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 method in file other than [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3148      28989681                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [Redacted]: Acceptable [Redacted][Redacted] endorsements not obtained                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                for[Redacted].  The loan file does not evidence the [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        includes the [Redacted]or the[Redacted]. (The loan is a T[Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3148      28992211                         Credit     System        General       System         Borrower [Redacted]current address does not match [Redacted]address.  -                                                                                                                                                                                                                        Reviewer Comment (2023-09-05): Updated address provided. Exception is clear.                             09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): [Redacted]showing correct address                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 3149      28994347                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3150      28998629                         Compliance Loan Package  Closing /     Missing,       Missing Document: [Redacted] - [Redacted]  not provided                                                                                     [Redacted] document provided is missing page [Redacted]  page document.                                                                            Reviewer Comment (2023-09-05): [Redacted]  provided. Exception is clear.                                 09/05/2023                       1          D          A          D          A          D          A          D          A          D          A                WI        Primary    Refinance -                                                                              D        A       A        A      D          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Incorrect, or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                   Note                                                                                                                                                                                                                                                                                                          Seller Comment (2023-09-05): Executed [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 3150      28998669                         Compliance Compliance    Federal       State Late     (Missing Data) Late Charge                                            [Redacted]  Type was not provided.  Any applicable F[Redacted]        [Redacted] document (page[Redacted] ) showing [Redacted]  and [Redacted]                                                                           Reviewer Comment (2023-09-05): [Redacted]  provided. Exception is clear.                                 09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                WI        Primary    Refinance -                                                                              D        A       A        A      D          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Charge                                                                               compliance testing is unreliable.                                     not provided in file.                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): [Redacted] uploaded                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 3150      29011445                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3                     A                     A                     A                     A                     A                WI        Primary    Refinance -                                                                              D        A       A        A      D          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted] compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3151      28988679                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3152      28986097                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted] compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3153      28990099                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3154      29009403                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                         Data Validated from Source Document.                                                                                                               Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3154      29009423                         Credit     Loan Package  Application / Loan Package   [Redacted] Issue: The subject property is located in a                                                                                      The subject property is located in a [Redacted]. A post disaster inspection                                                                        Reviewer Comment (2023-09-07): [Redacted]provided. Exception is clear.                                   09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  [Redacted]disaster that does not have a declared end date.                                                                                  verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): No Damage                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3155      29000049                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3156      28999800                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3156      28999812                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [Redacted] The lender/Assignee cannot conclusively rely on the Value  The lender/Assignee cannot conclusively rely on the Value on [Redacted]                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  on [Redacted].  Test performed using stated value or other valuation  Valuation provided is an [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 method in file other than [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3156      28999813                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [Redacted] Acceptable [Redacted]title insurance endorsements not      There is no evidence that the [Redacted]t or the [Redacted] were included.                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                obtained for home equity loan.  The[Redacted] Texas Section 50 (a)(6)                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        home equity loan.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3157      28990598                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3158      29008190                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              D        B       D        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3158      29009122                         Compliance Compliance    Federal       TILA Right-to- [Redacted] Timing -[Redacted]used as [Redacted]                       Unable to conclusively determine date of consummation. [Redacted]                                                                                                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              D        B       D        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Cancel                                                                               used as [Redacted]for purposes of determining compliance with                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             rescission timing requirements                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 3158      29009292                         Credit     Loan Package  Closing /     Missing        Missing Document: [Redacted] - Subject Lien not provided                                                                                    The [Redacted] of the [Redacted] is missing from the loan file.                                                                                    Reviewer Comment (2023-09-06): [Redacted]provided. Exception is clear.                                   09/06/2023                       1          D          A          D          A          D          A          D          A          D          A                FL        Primary    Refinance -                                                                              D        B       D        A      B          B          A        A        Safe Harbor Safe    No
                                                                                       Documentation Title         Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3159      28986878                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for T[Redacted] compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3160      28992573                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3160      28992794                         Credit     Credit        Credit        Guideline      Public Record Issue:                                                  -                                                                     [Redacted] regardless of seasoning, are required to be paid in full whether                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                IL        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Eligibility                                                                                                                                                              or not they currently affect [Redacted]. Documentation in file shows the                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              borrower has a [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3161      28996787                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3162      29008542                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3162      29008877                         Compliance Compliance    State         State Defect   Colorado Consumer Credit Code (Choice of Insurance and Cost of        [Redacted]Consumer Credit Code:  Borrower not provided a written                                                                                                                                                         Reviewer Comment (2023-09-07): Exception has been cleared.  [Redacted] was provided.  [Redacted]was not  09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Insurance Disclosure Not Provided)                                    statement setting forth the [Redacted] if obtained from lender and                                                                                                                                                       obtained from the lender.                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        that borrower may choose insurance provider.                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): uploaded,

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-07): For insurance against loss of or damage to property or against liability, a lender must furnish a clear and specific statement in writing to the consumer setting forth the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted] if obtained from the lender and stating that the consumer may choose the person through whom the insurance is to be obtained.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Colo. Rev. Stat. {section} 5-2-202. [Redacted] provided however it is not the same disclosure as required. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): [Redacted] disclosure
[redacted] [redacted] [redacted] 3163      28994999                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                         This profile contains a reduced scope for subordinate liens.                                                                                       Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3164      28986064                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3164      28986072                         Compliance Compliance    Federal       TRID Defect    TRID [Redacted] Finance Charge                                        TILA-RESPA Integrated Disclosure - Loan Calculations:                 Finance Charge disclosed on Final Closing Disclosure is $[Redacted]. Due                                                                           Reviewer Comment (2023-09-12): [Redacted]received confirmation of fees.                                  09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -   TILA Material Disclosure Cure - Provide the following: Letter of           C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         [Redacted]provided on [Redacted]disclosed an inaccurate Finance       Diligence Finance Charge is $[Redacted]. There is a variance of -                                                                                                                                                                                                                                                                                                                                                                                Cash-out -    Explanation, Proof of Delivery, Refund check for underdisclosed amount,                                                                             QM (APOR)   Harbor
                                                                                                                                                                                                        Charge on page [Redacted] that does not match the actual Finance      $[Redacted].  Discrepancy is caused by lender credit of -                                                                                                                                                                                                                                                                                                                                                                                        Other         Corrected CD, and Re-open Rescission if Applicable                                                                                                              QM
                                                                                                                                                                                                        Charge for the loan.  The disclosed Finance Charge in the amount of   $[Redacted]exceeding borrower paid closing costs of $[Redacted]                                                                                    Seller Comment (2023-09-08): Uploaded [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                        [Redacted] is under disclosed by $[Redacted]compared to the calculated Finance Charge of $[Redacted]which exceeds the
                                                                                                                                                                                                        $[Redacted]threshold (fee amounts included in Finance Charge calculation are based on [Redacted] dated 0[Redacted].
[redacted] [redacted] [redacted] 3164      28987305                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  [Redacted]t: [Redacted]was not executed on the proper Model Form for  Per [Redacted] new lender is prior originating lender.                                                                                                                                                                                                                                       2          B          B          B          B          B          B          B          B          B          B                AZ        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           a refinancing by the same creditor. The [Redacted] form was used, the                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             [Redacted] form should have been used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 3165      29008560                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3166      28986403                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3167      28985787                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3168      29000473                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                IA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3169      28999995                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3170      29003282                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]  compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3171      28985681                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3172      28989658                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA  [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3173      28989352                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted] compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3174      29001826                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3175      29008686                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3176      29008369                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3176      29009596                         Compliance Compliance    State         State Defect   Colorado Consumer Credit Code (Choice of Insurance and Cost of        [Redacted]Consumer Credit Code:  Borrower not provided a [Redacted]t                                                                                                                                                     Reviewer Comment (2023-09-07): Exception has been cleared.  Disclosure was provided.                     09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Insurance Disclosure Not Provided)                                    setting forth the  [Redacted] if obtained from lender and that                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower may choose [Redacted]provider.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): disclosure                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-07): For insurance against loss of or damage to property or against liability, a lender must furnish a clear and specific statement in writing to the consumer setting forth the
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted] if obtained from the lender and stating that the consumer may choose the person through whom the insurance is to be obtained.
                                                                                                                                                                                                                                                                                                                                                                                                                                 [Redacted]. Rev. Stat. {section} 5-2-202.[Redacted] provided however it is not the same disclosure as required. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): Uploaded [Redacted]
[redacted] [redacted] [redacted] 3177      28989703                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3178      28998851                         Compliance Compliance    Federal       TRID Defect    TRID[Redacted] Finance Charge                                         TILA-RESPA Integrated Disclosure - Loan Calculations: [Redacted]      Finance charge disclosed on[Redacted] as $[Redacted]. Calculated Finance                                                                           Reviewer Comment (2023-09-07): [Redacted]documents have been provided. Exception is clear.                          09/07/2023            2          C          B          C          B          C          B          C          B          C          B                TN        Primary    Refinance -   TILA Material Disclosure Cure - Provide the following: Letter of           C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         provided on [Redacted] disclosed an inaccurate Finance Charge on page Charge is $[Redacted]with a variance of $[Redacted].                                                                                                                                                                                                                                                                                                                                                                                             Rate/Term     Explanation, Proof of Delivery, Refund check for underdisclosed amount,                                                                             QM (APOR)   Harbor
                                                                                                                                                                                                        [Redacted] that does not match the actual Finance Charge for the                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Corrected CD, and Re-open Rescission if Applicable                                                                                                              QM
                                                                                                                                                                                                        loan.  The disclosed Finance Charge in the amount of [Redacted] is                                                                                                                                                       Seller Comment (2023-09-07): [Redacted] uploaded                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                                                                                        under disclosed by [Redacted]compared to the calculated Finance
                                                                                                                                                                                                        Charge of $[Redacted]which exceeds the $[Redacted]threshold (fee amounts included in Finance Charge calculation are based on
                                                                                                                                                                                                        [Redacted] dated [Redacted].
[redacted] [redacted] [redacted] 3178      28998852                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate/Term                                                                                                                                                         QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3179      28999699                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3180      28999786                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3181      28995856                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3182      28985533                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3183      28998971                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3184      28985854                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3185      28995630                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3186      29009233                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [Redacted]: The lender/Assignee cannot conclusively rely on the Value                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  on [Redacted]  Test performed using stated value or other valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 method in file other than [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3186      29009234                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [Redacted] Acceptable [Redacted] [Redacted endorsements not obtained                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                for [Redacted].  The loan file does not evidence the [Redacted                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        includes the [Redacted]endorsement. (The loan is a [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3186      29009269                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted] compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3186      29011508                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [Redacted]): [Redacted] prohibits other debt secured by the homestead                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                unless the purpose of additional debt is one described under                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        [Redacted]. Unable to determine purpose of additional debt secured by                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3187      29002211                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3187      29002287                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [Redacted]Higher-Priced Mortgage Loan:  Borrower not provided with    [Redacted]Higher-Priced Mortgage Loan: Borrower not provided with                                                                                                                                                                                                                            2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    [Redacted] of non-higher priced loans otherwise qualified for.        [Redacted] of non-higher priced loans otherwise qualified for.                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3187      29002288                         Compliance Compliance    State         State HPML     [Redacted] [Redacted] Test Non-Compliant                              [Redacted]Higher-Priced Mortgage Loan: APR on subject loan of         APR on subject loan of [Redacted]% or [Redacted] APR of [Redacted]% is                                                                                                                                                                                                                       2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [Redacted]% or [Redacted] APR of [Redacted]% is equal to or greater   equal to or greater than the threshold of APOR[Redacted]. Non-Compliant                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        than the threshold of APOR [Redacted]%.  Non-Compliant Higher Priced  Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 3188      28989168                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3189      28999628                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3190      28995044                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3190      28995398                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [Redacted]The lender/Assignee cannot conclusively rely on the                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  [Redacted]  Test performed using stated value or other valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 method in file other than [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3190      28995400                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [Redacted] Acceptable [Redacted] [Redacted] endorsements not obtained                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                for home equity loan.  The loan file does not evidence the Title                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        Policy includes the T[Redacted] or the [Redacted] (The loan is a                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [Redacted].)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 3191      29000960                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3192      28995868                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3193      28985828                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3194      29006102                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure Finance Charge                          TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing   Final Closing Disclosure in file reflect Finance Charge of $186,007.45. The                                                                        Reviewer Comment (2023-09-07): Remediation documents have been provided. Exception is clear.                        09/07/2023            2          C          B          C          B          C          B          C          B          C          B                CA        Primary    Refinance -   TILA Material Disclosure Cure - Provide the following: Letter of           C        B       A        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Disclosure provided on 08/14/2023 disclosed an inaccurate Finance     Calculated Finance Charge is $186,468.45 a difference of $461.00.                                                                                                                                                                                                                                                                                                                                                                                Cash-out -    Explanation, Proof of Delivery, Refund check for underdisclosed amount,
                                                                                                                                                                                                        Charge on page 5 that does not match the actual Finance Charge for                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other         Corrected CD, and Re-open Rescission if Applicable
                                                                                                                                                                                                        the loan.  The disclosed Finance Charge in the amount of $186,007.45                                                                                                                                                     Seller Comment (2023-09-07): PCCD, Shipping Label, Check, LOX, NORTC uploaded is under disclosed by $461.00 compared to the calculated Finance
                                                                                                                                                                                                        Charge of $186,468.45 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing
                                                                                                                                                                                                        Disclosure dated 08/14/2023).
[redacted] [redacted] [redacted] 3194      29006115                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3195      28990259                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3196      28985674                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3197      29001353                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3198      29000077                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3199      29000693                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted] ) compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3200      29001608                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3201      28995978                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] ) compliance                                                                                                                                                                                                                               purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  under the SFA [Redacted]Grid is outside of scope with the exception                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                                         QM
                                                                                                                                  of specifically enumerated components.  Refer to deal specific Scope                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3202      29009357                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3203      29001204                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                IN        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3204      28985628                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3204      28987526                         Credit     Loan Package  Application / Missing        Missing Document: [Redacted]not provided                                                                                                    [Redacted]documentation provided pertains to another borrower/property.                                                                            Reviewer Comment (2023-09-05): [Redacted] provided. The exception is clear.                              09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3205      28986340                         Credit     Loan Package  Application / Missing        Missing Document: [Redacted] not provided                                                                                                   [Redacted]in file is not for [Redacted]                                                                                                            Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3205      28986343                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for T[Redacted] compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3206      29005582                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.  This exception is for informational                             09/05/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted]) compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3206      29006759                         Credit     Credit        AUS           Credit         Guideline Requirement: [Redacted] discrepancy.                        Appraisal property type of ___ does not match Guideline property type Loan file contains conflicting information. Provide evidence if property is                                                                        Reviewer Comment (2023-09-06): Both property types listed are eligible. Minor data discrepancy can be    09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Discrepancy /                                                                                      of ___.                                                               Attached SFR or Detached SFR.                                                                                                                      considered non-material.                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3207      28998294                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3208      29008266                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3208      29010304                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 The Lender's Approval indicated [Redacted] debts were to be paid from                                                                              Reviewer Comment (2023-09-07): Updated [Redacted]. Exception is clear.                                   09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                proceeds; however, the [Redacted] only reflected payoff of [Redacted]                                                                                                                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                     Guidelines                                                                                                                                                               debts. Inclusion of the additional debts not paid off results in a DTI over                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                     Discrepancy                                                                                                                                                              guidelines. Representative credit score is not high enough to allow for the                                                                        Seller Comment (2023-09-07): Uploaded [Redacted]
                                                                                                                                                                                                                                                                              [Redacted] DTI option.
[redacted] [redacted] [redacted] 3208      29010308                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             Ability to Repay [Redacted]): Originator Loan Designation of          The Lender's Approval indicated [Redacted] debts were to be paid from                                                                              Reviewer Comment (2023-09-07): Updated [Redacted]. Exception is clear.                                   09/07/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         [Redacted]  does not match Due Diligence [Redacted].                  proceeds; however, the[Redacted] only reflected payoff of [Redacted] debts.                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                              Inclusion of the additional debts not paid off results in a DTI over                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                                                                                                                                                              guidelines, resulting in a loan designation discrepancy.                                                                                           Seller Comment (2023-09-07): Uploaded [Redacted].
[redacted] [redacted] [redacted] 3208      29010309                         Compliance Compliance    Federal       ATR/QM Defect  General ATR Provision Investor and [Redacted]s match and both         Ability to Repay ([Redacted]): The [Redacted] calculated in           The Lender's Approval indicated [Redacted] debts were to be paid from                                                                              Reviewer Comment (2023-09-07): Updated [Redacted]. Exception is clear.                                   09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   moderately exceed Guidelines                                          accordance with the Lenders Guidelines and [Redacted](c)(5) of        proceeds; however, the[Redacted]only reflected payoff of [Redacted] debts.                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                        [Redacted]% moderately exceeds the guideline maximum of [Redacted]%.  Inclusion of the additional debts not paid off results in a DTI over                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                                                                                        (DTI Exception is eligible to be regraded with compensating factors.) guidelines. Representative credit score is not high enough to allow for the                                                                        Seller Comment (2023-09-07): Uploaded [Redacted].
                                                                                                                                                                                                                                                                              [Redacted] DTI option.
[redacted] [redacted] [redacted] 3208      29010310                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay [Redacted]): Based on the loan failing one or more   Waterfall finding due to the DTI issue.                                                                                                            Reviewer Comment (2023-09-07): Updated [Redacted]. Exception is clear.                                   09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): Uploaded [Redacted].
[redacted] [redacted] [redacted] 3209      29000629                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3210      28997397                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3210      28997542                         Credit     Property -    Property      Property -     [Redacted]Water Contamination: Property is located in [Redacted] and                                                                                                                                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                MI        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                       Appraisal     Eligibility - Appraisal      could be subject to contaminated water. Files does not contain                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Site and                     evidence that water supply is serviced by a non-municipal water                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                     Utilities                    source (well water supply), or evidence from an independent water                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                                  quality analysis that confirms that water is free of all known environmental and safety hazards
[redacted] [redacted] [redacted] 3211      28996420                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3211      28996452                         Compliance Compliance    State         State Defect   [Redacted]                                                            [Redacted] - [Redacted] not attached to mortgage for recording.       [Redacted]s missing.                                                                                                                               Reviewer Comment (2023-09-13): [Redacted] provided. Exception is clear.                                  09/13/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-13): [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-13): [Redacted] ploaded however this is not the correct document that is needed. Please provide the[Redacted]. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-13): [Redacted] - [Redacted]  uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-05): Screenshot sent is insufficient to clear. Must provide certificate.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): [Redacted]
[redacted] [redacted] [redacted] 3212      28998921                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3213      29008573                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted]") compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3214      29001901                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3215      28999515                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]ompliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3215      29000368                         Credit     Hazard        Document      Hazard         [Redacted] does not list Lender or Servicer and its[Redacted] , per                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Updated [Redacted]provided. Exception is clear.                           09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                AL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Insurance     Error         Insurance      guideline requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3216      28989828                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3217      28995487                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3218      29006259                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3219      29008805                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3220      29003655                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3221      28985812                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3222      28999031                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]") compliance                                                                                                                                                                                                                               purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  under the SFA [Redacted] Grid is outside of scope with the exception                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  of specifically enumerated components.  Refer to deal specific Scope                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3223      29000812                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3224      29008617                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3225      29008089                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] ) compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  under the SFA [Redacted] Grid is outside of scope with the exception                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  of specifically enumerated components.  Refer to deal specific Scope                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3225      29008765                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 Co-borrower has a [Redacted] with a balance of[Redacted] . The credit                                                                              Reviewer Comment (2023-09-07): [Redacted] provided. Exception is clear.                                  09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                report did not contain a payment. Client used a payment of $[Redacted]  and                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                               the underwriter used [Redacted] % of balance.                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): [redacted] uploaded.                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3225      29008774                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor and QM DTIs match and both moderately   General QM: The DTI calculated in accordance with the Lenders                                                                                                                                                            Reviewer Comment (2023-09-07): [Redacted]  provided. Exception is clear.                                 09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   exceed Guidelines                                                     Guidelines and 1026.43(e) of [Redacted] % moderately exceeds the                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        guideline maximum of [Redacted] %. (DTI Exception is eligible to be                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 3225      29008775                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           This is a waterfall exception due to the loan failing income requirements.                                                                         Reviewer Comment (2023-09-07): [Redacted]  provided. Exception is clear.                                 09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   DTI is exceeded due to student loan payment used by lender versus                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): [Redacted] uploaded.                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3225      29008784                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             Qualified Mortgage [Redacted] : Originator Loan Designation of        Co-borrower has a [Redacted]  with a balance of $[Redacted] . The[Redacted]                                                                        Reviewer Comment (2023-09-07): [Redacted]  provided. Exception is clear.                                 09/07/2023                       1          B          A          C          A          B          A          C          A          B          A                VA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         [Redacted] does not match Due Diligence [Redacted]                    did not contain a payment. Client used a payment of $[Redacted]  and the                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              underwriter used [Redacted] % of balance.                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): [Redacted]  uploaded                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3226      29006003                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA  [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3227      28989845                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted] compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3228      29005343                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3228      29009380                         Credit     Loan Package  Application / Loan Package   [Redacted]: The subject property is located in a [Redacted] disaster                                                                                                                                                                                                                           Reviewer Comment (2023-09-07): [Redacted] provided. Exception is clear.                                  09/07/2023                       1                     A                     A                     A                     A                     A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Documentation  that does not have a declared end date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): [Redacted]
[redacted] [redacted] [redacted] 3229      29006801                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3229      29006887                         Compliance Compliance    Federal       Missing        Notice of Special Flood Hazard Disclosure Not Provided Timely         [Redacted]Creditor did not provide a [Redacted] within a reasonable   [Redacted] provided[Redacted] and signed [Redacted] was not provided within                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                NM        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Disclosure                                                                           time prior to closing.                                                a reasonable time prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3230      28986584                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3230      28986646                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    [Redacted]  Subject loan transaction disbursed on [Redacted] prior to                                                                                                                                                    Reviewer Comment (2023-09-05): [Redacted] has been updated and exception is clear.                       09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      [Redacted] business days from transaction date of [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-08-31): [Redacted] uploaded                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 3230      28986754                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      [Redacted]:  Actual Date(s) on [Redacted]l occurs prior to expected                                                                                                                                                      Reviewer Comment (2023-09-05): [Redacted] has been updated and exception is clear.                       09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-08-31): [Redacted] uploaded                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 3231      28985746                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3232      29008769                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited com[Redacted]compliance                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        under the SFA [Redacted]Grid is outside of scope with the exception                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  of specifically enumerated components.  Refer to deal specific Scope                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  of Work for details on compliance testing included in the review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3233      28990957                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3234      28996911                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                                          QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3235      28999779                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted] compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3236      28985915                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3237      28990043                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3238      29006024                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3239      29009189                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA  [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3240      28990060                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted] compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3241      29008789                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redactted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redactted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3241      29008803                         Credit     Loan Package  Loan File     Missing        Missing Document: [Redactted]not provided                                                                                                                                                                                                                                                      Reviewer Comment (2023-09-06): [Redactted] provided. Exception is clear.                                 09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation               Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): [Redactted]                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 3241      29014888                         Credit     Insurance     Insurance     Insurance      [Redactted]expires within [Redactted] days of the [Redactted] Date.   [Redacted] Policy Expiration Date ___, [Redacted]_                    Policy provided expires within [Redacted] days of the [Redacted]date.                                                                                                                                                                                                                        2                     B                     B                     B                     B                     B                ME        Primary    Refinance -                                                                              C        B       C        B      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Analysis                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3242      29006625                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3243      29008925                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                ME        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA  [Redacted]  Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3244      28989160                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3245      28985798                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for edacted] compliance under                                                                                                                                                                                                                             purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA edacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3246      28985797                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing fo[Redacted] compliance under                                                                                                                                                                                                                             purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3247      28986410                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3248      28990630                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3249      28989719                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3250      29009062                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3250      29009242                         Credit     Loan Package  Application / Loan Package   [Redacted] Issue: The subject property is located in a [Redacted]r                                                                          The Subject Property is located in a FEMA Disaster area A post -disaster                                                                           Reviewer Comment (2023-09-07): Redacted provided. Exception is clear.                                    09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  that does not have a declared end date.                                                                                                     inspection is required .                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3251      29001077                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3252      28999749                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA  [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3253      28996574                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception.  This exception is for informational                             08/30/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3254      28999503                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3255      29003767                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3256      29008150                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3257      29008562                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3257      29008621                         Compliance Compliance    State         State Defect   South Carolina Home Loan (Complaint Agency Disclosure Not Provided)   [Redacted] Home Loan: Borrower not provided with a document                                                                                                                                                              Reviewer Comment (2023-09-07): [Redacted] provided. Exception is clear.                                  09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                SC        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         specifying the agency designated to receive complaints or inquiries                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        about the origination and making of the loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): Uploaded Disclosure                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 3258      28998719                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]  compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [RedactedGrid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3259      29006034                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3260      29006346                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted]) compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3260      29009118                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             Qualified Mortgage ([Redacted]: Originator Loan Designation           Originator Loan Designation [Redacted]does not match Due Diligience Laon                                                                           Reviewer Comment (2023-09-06): [Redacted] provided. Exception is clear.                                  09/06/2023                       1          B          A          C          A          B          A          C          A          B          A                DE        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         o[Redacted]does not match Due Diligence [Redacted]                    Designation of [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3260      29009119                         Compliance Compliance    Federal       ATR/QM Defect  [Redacted] Guideline Deficiency - QM Impact                           General QM:  There are guideline deficiencies related to income       The file is missing a [Redacted] explaining declining[Redacted]on the                                                                              Reviewer Comment (2023-09-06): [Redacted] provided. Exception is clear.                                  09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                DE        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     [Redacted]provided in file.                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                              Seller Comment (2023-09-06): [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3260      29009137                         Credit     Income /      Income        Income /       [Redacted]requirements not met.                                                                                                             The file is missing a [Redacted] explaining declining [Redacted] on the                                                                            Reviewer Comment (2023-09-06): [Redacted]provided. Exception is clear.                                   09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                DE        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 [Redacted] provided in file                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3260      29009166                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline                                                                                                                                                              Reviewer Comment (2023-09-06): [Redacted] provided. Exception is clear.                                  09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                DE        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         components, the loan is at [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3261      29006898                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3262      29006500                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for[Redacted) compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3263      29006278                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3263      29006295                         Credit     Loan Package  Loan File     Missing        Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                         Reviewer Comment (2023-09-06): HOI policy provided. Exception is clear.                                  09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Documentation               Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): HOI                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 3263      29006523                         Compliance Compliance    Federal       ATR/QM Defect  QM (APOR) Threshold Fail                                              Qualified Mortgage: QM APR on subject loan of 13.14030% is equal to                                                                                                                                                      Reviewer Comment (2023-09-07): Rate set date has been updated and exception is clear.                    09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         or greater than the threshold of  13.13000%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3263      29006524                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Due Diligence Loan Designation of Non QM due to QM APR on subject loan of                                                                          Reviewer Comment (2023-09-07): Rate set date has been updated and exception is clear.                    09/07/2023                       1          B          A          C          A          B          A          C          A          B          A                IA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation 13.14030% is equal to or greater than the threshold of  13.13000%.                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of Non QM.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3263      29014868                         Credit     Insurance     Insurance     Insurance      [Redacted] expires within [Redacted] days of the [Redacted]                                                                                 [Redacted]provided has an expiration date of [Redacted]                                                                                            Reviewer Comment (2023-09-07): Updated policy provided. Exception is clear.                              09/07/2023                       1                     A                     A                     A                     A                     A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Analysis                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): HOI uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 3264      29008625                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3265      29007469                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3266      29003717                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3267      29005684                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3268      29008222                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3269      29003926                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3270      29006106                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                SC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]  Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3271      29006393                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA  [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3272      29004576                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3273      28989305                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3273      29009393                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA                                                                                                                                                                                                                                 Reviewer Comment (2023-09-12): [Redacted] provided. Exception is clear.                                  09/12/2023                       1                     A                     A                     A                     A                     A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): No Damage                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3273      29033259                         Credit     Loan Package  Application / Loan Package   [Redacted]  Issue: The most recent valuation inspection is dated      Most Recent Valuation Inspection Date: ___                                                                                                                                                                               Reviewer Comment (2023-09-12): [Redacted] provided. Exception is clear.                                  09/12/2023                       1                     A                     A                     A                     A                     A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  prior to the [Redacted]                                               Disaster End Date: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 3274      29008475                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3274      29008489                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA                                                                                                                                                                                                                                 Reviewer Comment (2023-09-12): [Redacted]provided. Exception is clear.                                   09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): No Damage                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3274      29008817                         Credit     Loan Package  Application / Loan Package   [Redacted]ssue: The subject property is located in a                                                                                                                                                                                                                                           Reviewer Comment (2023-09-12): PDI provided. Exception is clear.                                         09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  [Redacted]disaster that does not have a declared end date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3275      29007406                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3275      29007542                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.19524% The Loan is Identified as Higher-Priced Mortgage Loan: APR on subject loan                                                                         Reviewer Comment (2023-09-08): Legible Final CD provided. Exception is now clear.                        09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         or Final Disclosure APR of 10.07300% is equal to or greater than the  of [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        threshold of APOR 6.63% + 3.5%, or 10.13000%.  Non-Compliant Higher   greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                 Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Priced Mortgage Loan.                                                 [redacted]%.                                                                                                                                       Seller Comment (2023-09-08): CD 8/18 uploaded                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-07): An undiscounted rate AND undiscounted price are required which were not provided.  However, The final CD with an issue date of [redacted] was not tested.  It is illegible.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please provide a legible copy of the final CD signed [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): Pricing uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-07): Due to loan failing high cost, an interior inspection is required. Lender can provide most recent rate set date, undiscounted rate and undiscounted price and testing will be reran to see if high costs exception clears. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): PCI uploaded- real time photos

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): NORTC uploaded
[redacted] [redacted] [redacted] 3275      29007543                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements  Right To Cancel is illegible.. Non-Compliant Higher Priced Mortgage Loan                                                                           Reviewer Comment (2023-09-08): Legible Final CD provided. Exception is now clear.                        09/08/2023                       1          B          A          B          A          B          A          B          A          B          A                VA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         not satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3275      29007544                         Compliance Compliance    Federal       ATR/QM Defect  QM (APOR) Threshold Fail                                              Qualified Mortgage: QM APR on subject loan of 10.19524% is equal to   QM APR on subject loan Variance between 0.06524%                                                                                                   Reviewer Comment (2023-09-08): Legible [Redacted] provided. Exception is now clear.                      09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         or greater than the threshold of  10.13000%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): CD 8/18 uploaded                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-07): An undiscounted rate AND undiscounted price are required which were not provided.  However, The final CD with an issue date of [redacted] was not tested.  It is illegible.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please provide a legible copy of the final CD signed [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): Pricing uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-07): Due to loan failing high cost, an interior inspection is required. Lender can provided most recent rate set date, undiscounted rate and undiscounted price and testing will be reran to see if high costs exception clears. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): uploaded PCI real time picture
[redacted] [redacted] [redacted] 3275      29007545                         Compliance Compliance    Federal       TILA Right-to- Notice of Right to Cancel Missing                                     Truth in Lending Act: Notice of Right to Cancel was not provided.     Right to Cancel document is illegible.                                                                                                             Reviewer Comment (2023-09-07): ROR provided. Exception is clear.                                         09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-09-06): NORTC uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 3275      29007579                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by AVM document provided in the file.                                                                                                                 Reviewer Comment (2023-09-08): Legible Final CD provided. Exception is now clear.                        09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): CD 8/18 uploaded                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-07): An undiscounted rate AND undiscounted price are required which were not provided.  However, The final CD with an issue date of [redacted] was not tested.  It is illegible.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please provide a legible copy of the final CD signed [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): Pricing uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-07): Due to loan failing high cost, an interior inspection is required. Lender can provide most recent rate set date, undiscounted rate and undiscounted price and testing will be reran to see if high costs exception clears. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): uploaded PCI real time picture
[redacted] [redacted] [redacted] 3275      29007580                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             Qualified Mortgage [Redacted]): Originator Loan Designation of        The APR is over the threshold, resulting in a Loan Designation discrepancy.                                                                        Reviewer Comment (2023-09-08): Legible Final CD provided. Exception is now clear.                        09/08/2023                       1          B          A          C          A          B          A          C          A          B          A                VA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         [Redacted] does not match Due Diligence[Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): CD 8/18 uploaded                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-07): An undiscounted rate AND undiscounted price are required which were not provided.  However, The final CD with an issue date of [redacted] was not tested.  It is illegible.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Please provide a legible copy of the final CD signed [redacted].

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): Pricing uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-07): Due to loan failing high cost, an interior inspection is required. Lender can provide most recent rate set date, undiscounted rate and undiscounted price and testing will be reran to see if high costs exception clears. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): NORTC uploaded
[redacted] [redacted] [redacted] 3276      29008067                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3277      28999686                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3278      29003162                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3278      29003171                         Credit     Income /      Income        Income /       The verification of employment is required and was not found in file. -                                                                                                                                                                                                                        Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3278      29003172                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                                                                                                                                                                        Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3278      29004878                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.12658%                                                                                                                                                    Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         or Final Disclosure APR of 12.13200% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        threshold of APOR 6.46% + 3.5%, or 9.96000%.  Non-Compliant Higher                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
[redacted] [redacted] [redacted] 3278      29004879                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements                                                                                                                                                     Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          B          A          B          A          B          A          B          A          B          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         not satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3278      29004880                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by                                                                                                                                                    Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3278      29004881                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  The Due Diligence Loan Designation of QM (APOR) Risk does not match the                                                                            Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                UT        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation Originator Loan Designation of Higher Priced QM (APOR) due to the missing                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                    the verbal verification of borrower's employment.                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3278      29004882                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       The verbal verification of borrower's employment within ten business days                                                                          Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     of closing as required by the Guidelines is missing, causing the loan to                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded   waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3278      29004908                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  The verbal verification of borrower's employment within ten business days                                                                          Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 of closing as required by the Guidelines is missing.                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3278      29004946                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           The verbal verification of borrower's employment within ten business days                                                                          Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                UT        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   of closing as required by the Guidelines is missing, causing the loan to                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3279      29001920                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated                                                                                                                                                                                                                             Reviewer Comment (2023-09-07): [Redacted] provided. Exception is clear.                                  09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): No Damage                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3279      29001937                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3280      28999703                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3281      28999746                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3281      29000480                         Credit     Insurance     Insurance     Insurance      [Redacted] expires within [Redacted]days of the [Redacted]            [Redacted] Expiration Date ___, [Redacted] ___                        [Redacted] expires ([Redacted] within [Redacted] days of the                                                                                                                                                                                                                                 2          B          B          B          B          B          B          B          B          B          B                NJ        Primary    Refinance -                                                                              B        B       B        B      A          A          A        A        Higher      Higher  No
                                                                                                     Analysis                                                                                                                                                                 [Redacted]([Redacted]). Renewal Required.                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3282      29001794                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3282      29001890                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.31767% Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or                                                                         Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         or Final Disclosure APR of 12.31800% is equal to or greater than the  Final Disclosure APR of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        threshold of APOR 6.74% + 3.5%, or 10.24000%.  Non-Compliant Higher   threshold of APOR [redacted]% + [redacted]%, or [redacted]%.  Non-Compliant                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Priced Mortgage Loan.                                                 Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 3282      29002280                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Missing VVOE dated within 10 business days of Note.                                                                                                Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3282      29002281                         Credit     Income /      Income        Income /       The verification of employment is required and was not found in file. -                                                                     Missing VVOE dated within 10 business days of Note.                                                                                                Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3282      29002282                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     Missing VVOE dated within 10 business days of Note.                                                                                                Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3282      29002408                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements  The file is missing VVOE dated within 10 business days of Note, causing the                                                                        Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          B          A          B          A          B          A          B          A          B          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         not satisfied.                                                        loan to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3282      29002409                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by Waterfall finding due to loan testing as a higher-priced mortgage loan.                                                                            Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3282      29002410                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  The file is missing VVOE dated within 10 business days of Note, causing the                                                                        Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                VA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation loan to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3282      29002411                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       Missing VVOE dated within 10 business days of Note.                                                                                                Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3282      29002413                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           The file is missing VVOE dated within 10 business days of Note, causing the                                                                        Reviewer Comment (2023-09-05): [Redacted]provided. Exception is clear.                                   09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   loan to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3283      28999100                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3284      29003147                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                ME        Second     Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                          Home       Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3284      29005911                         Credit     Credit        Credit        Guideline      Missing Document: Verification of Rent (VOR) / Verification of                                                                              Loan file is missing a VOR for the borrowers' primary residence to verify                                                                          Reviewer Comment (2023-09-06): [Redacted] provided. Exception is clear.                                  09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Second     Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation                Mortgage (VOM) not provided                                                                                                                 satisfactory housing history required by guidelines.                                                                                                                                                                                                                                                                                                                                                                                  Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOEs, Lease, and Payment History uploaded
[redacted] [redacted] [redacted] 3284      29005927                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Loan is missing a VOR for the borrowers' primary residence.                                                                                        Reviewer Comment (2023-09-06): Pay history provided. Exception is clear.                                 09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Second     Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Home       Cash-out -
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOEs, Lease, and Payment History uploaded
[redacted] [redacted] [redacted] 3284      29005929                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Loan file is missing a VOR for the borrowers' primary residence, resulting                                                                         Reviewer Comment (2023-09-06): Pay history provided. Exception is clear.                                 09/06/2023                       1          B          A          C          A          B          A          C          A          B          A                ME        Second     Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.     in a loan designation discrepancy                                                                                                                                                                                                                                                                                                                                                                                                     Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOEs, Lease, and Payment History uploaded
[redacted] [redacted] [redacted] 3284      29005930                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - ATR Impact                                     Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies Loan file is missing a VOR for the borrowers' primary residence.                                                                                   Reviewer Comment (2023-09-06): Pay history provided. Exception is clear.                                 09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Second     Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         which could result in a risk to the borrower's ability to repay.                                                                                                                                                                                                                                                                                                                                                                                                                                            Home       Cash-out -
                                                                                                                                                                                                        (Exception is eligible to be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOEs, Lease, and Payment History uploaded
[redacted] [redacted] [redacted] 3284      29005957                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay ([Redacted] Based on the loan failing one or more    Loan file is missing a[Redacted]                                                                                                                   Reviewer Comment (2023-09-06): Pay history provided. Exception is clear.                                 09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                ME        Second     Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         guideline components, the loan is [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOEs, Lease, and Payment History uploaded
[redacted] [redacted] [redacted] 3285      28998176                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3286      28989829                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                MN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3287      29000281                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3287      29002126                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             Ability to Repay (Dodd-Frank [Redacted]): Originator Loan Designation Evidence of t[Redacted]ncome as required by the guidelines is missing which                                                                        Reviewer Comment (2023-09-08): Exception has been cleared.  Three years continuance of income was        09/08/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         of [Redacted] does not match Due Diligence [Redacted]k.               resulted in a calculated Due Diligence Loan Designation of ATR Risk.                                                                               provided  which corrected the loan designation.                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): Uploaded LOX.
[redacted] [redacted] [redacted] 3287      29002127                         Compliance Compliance    Federal       ATR/QM Defect  [Redacted] Guideline Deficiency - ATR Impact                          Ability to Repay (Dodd-Frank [Redacted]): There are guideline         [Redacted]of the monthly [Redacted]income as required by the guidelines is                                                                         Reviewer Comment (2023-09-08): Exception has been cleared.  Sufficient funds in the Fidelity IRA account 09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         deficiencies related to income and/or asset doc requirements which    missing.                                                                                                                                           to cover three years continuance of both the Pension and IRA Distribution funds.                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        could result in a risk to the borrower's ability to repay.                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                                                                                        (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): Uploaded LOX.
[redacted] [redacted] [redacted] 3287      29002162                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank [Redacted]): Based on the loan failing   The guidelines require evidence of t[Redacted] which is missing.                                                                                   Reviewer Comment (2023-09-08): Exception has been cleared. [Redacted]e was provided  which corrected the 09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         one or more guideline components, the loan is at ATR risk.                                                                                                                                                               loan designation.                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): Uploaded LOX.
[redacted] [redacted] [redacted] 3287      29002184                         Credit     Asset         Asset         Asset          [Redacted]n requirements not met.                                                                                                           The guidelines require evidence of[Redacted]income which is missing.                                                                               Reviewer Comment (2023-09-05): Exception has been updated to income requirements not met. This exception 09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation                                                                                                                                                                                                                                                                                                               is clear.                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3287      29009314                         Credit     Income /      Income        Income /       [Redacted] requirements not met.                                                                                                            The guidelines require evidence of t[Redacted]ncome which is missing.                                                                              Reviewer Comment (2023-09-08): Exception has been cleared.  Sufficient funds in the Fidelity IRA account 09/08/2023                       1                     A                     A                     A                     A                     A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                    to cover three years continuance of both the Pension and IRA Distribution funds.                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): Uploaded LOX.
[redacted] [redacted] [redacted] 3288      29003185                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3289      29003178                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3290      29002034                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for T[Redacted]compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3291      29000022                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3291      29000284                         Credit     Missing       General       Missing        Missing Document: HUD/CD (Asset) not provided                                                                                               Asset Verification was not located in the file.                                                                                                    Reviewer Comment (2023-09-05): [Redacted] is not required. Exception is clear.                           09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                NC        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Document                    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3292      29005739                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3293      28993932                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3293      28993969                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe                                                                          Reviewer Comment (2023-09-05): [Redacted] designation. Exception is clear.                               09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                UT        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Higher  Yes
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation   Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                                                                                        of Higher Priced QM (APOR).                                           Priced QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): Please designate as High-Priced QM                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-05): Designation is set to Safe Harbor QM (APOR) however testing has determined that the loan is a Federal HPML Compliant loan. This is also reflected in the compliance report provided in the file. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): Loan does not seem to be high priced, should be designated as Safe Harbor
[redacted] [redacted] [redacted] 3293      29011496                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - [Redacted]                    Ability to Repay / Qualified Mortgage [Redacted]: The initial Loan    Lender restated the designation to [Redacted] per findings.                                                                                                                                                                                                                                  2                     A                     B                     B                     B                     A                UT        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Higher  No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                                                                                        [Redacted]matches the Due Diligence [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3294      29000424                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3295      28997192                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          Maryland Higher-Priced Mortgage Loan:  Borrower not provided with                                                                                                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3295      28997193                         Compliance Compliance    State         State HPML     [Redacted] [Redacted] Test Non-Compliant                              [Redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [Redacted]% or[Redacted]APR of [Redacted]% is equal to or greater                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        than the threshold of APOR [Redacted]% + [Redacted]%.  Non-Compliant                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 3295      28997214                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3296      29003257                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Investment Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      N/A     No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]ompliance under                                                                                                                                                                                                                             purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3297      29000137                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Investment Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      N/A     No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3297      29000436                         Compliance Compliance    Federal       ATR/QM         Investment Property Submitted as QM Test                              Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan          Improper Originator Loan Designation. Investment property not subject to                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                CA        Investment Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      N/A     No
                                                                                                     Compliance                                                                                         Designation. Investment property not subject to TILA Ability-to-Repay TILA Ability-to-Repay requirements under 1026.43 based on deal settings.                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                                                                                        requirements under 1026.43 based on deal settings.                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Debt                                                                                                                                                              (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation
[redacted] [redacted] [redacted] 3297      29001278                         Credit     Income /      Income        Missing        [Redacted]s are missing.                                              -                                                                     Provide missing [Redacted] for [Redacted]                                                                                                          Reviewer Comment (2023-09-06): [Redacted]provided. Exception is clear.                                   09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Investment Refinance -                                                                              C        B       C        A      B          B          A        A        Higher      N/A     No
                                                                                       Employment    Documentation Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                              (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): [Redacted]uploaded                                                                                                                                                                                                                                               Consolidation
[redacted] [redacted] [redacted] 3298      29008029                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3298      29008108                         Credit     Income /      Income        Income /       [Redacted] Missing:                                                   -                                                                     [Redacted]is missing.                                                                                                                              Reviewer Comment (2023-09-07): [Redacted]provided. Exception is clear.                                   09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): [Redacted]                                                                                                                                                                                                                                                       Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 3298      29011832                         Credit     Income /      Income        Income /       [Redacted]requirements not met.                                                                                                             The file is missing documentation to verify the[Redacted]                                                                                          Reviewer Comment (2023-09-07): [Redacted]provided. Exception is clear.                                   09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 3298      29011834                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match -[Redacted]                              Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  The file is missing documentation to verify the[Redacted] causing the loan                                                                         Reviewer Comment (2023-09-07): [Redacted]provided. Exception is clear.                                   09/07/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation to waterfall through the QM Testing, resulting in a L[Redacted]                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 3298      29011835                         Compliance Compliance    Federal       ATR/QM Defect  [Redacted] Guideline Deficiency - [Redacted]                          General QM:  There are guideline deficiencies related to[Redacted]t   The file is missing documentation to verify the [Redacted] causing the loan                                                                        Reviewer Comment (2023-09-07): [Redacted]provided. Exception is clear.                                   09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         doc requirements which could result in a risk to the borrower's       to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        ability to repay.  (Exception is eligible to be regraded with                                                                                                                                                                                                                                                                                                                                                                                                                                                          Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                        compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 3298      29011836                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           The file is missing documentation to verify the [Redacted]causing the loan                                                                         Reviewer Comment (2023-09-07): [Redacted]provided. Exception is clear.                                   09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at [Redacted]                                 to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 3299      29000282                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3299      29000452                         Compliance Compliance    Federal       TRID Defect    [Redacted] Finance Charge                                             TILA-RESPA Integrated Disclosure - Loan Calculations: [Redacted]      Finance Charge disclosed is $[Redacted]. Calculated finance charge is                                                                              Reviewer Comment (2023-09-07): [Redacted] provided. Exception is clear.                                             09/07/2023            2          C          B          C          B          C          B          C          B          C          B                AL        Primary    Refinance -   TILA Material Disclosure Cure - Provide the following: Letter of           C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         provided on [Redacted]disclosed an inaccurate Finance Charge on page  $[Redacted]. Variance of $[Redacted]. Based on review of L[Redacted], fee                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    Explanation, Proof of Delivery, Refund check for underdisclosed amount,                                                                             Priced QM   Priced
                                                                                                                                                                                                        [Redacted] that does not match the actual Finance Charge for the      was not included in finance charge calculation.                                                                                                                                                                                                                                                                                                                                                                                                  Other         Corrected CD, and Re-open Rescission if Applicable                                                                                                  (APOR)      QM
                                                                                                                                                                                                        loan.  The disclosed Finance Charge in the amount of $[Redacted]is                                                                                                                                                       Seller Comment (2023-09-07): [Redacted]sent to borrower                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                        under disclosed by $[Redacted]compared to the calculated Finance
                                                                                                                                                                                                        Charge of $[Redacted]which exceeds the $[Redacted]threshold (fee amounts included in Finance Charge calculation are based on
                                                                                                                                                                                                        [Redacted].
[redacted] [redacted] [redacted] 3300      29002374                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3301      29001387                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3301      29001448                         Compliance Compliance    State         State Defect   [Redacted]                                                            [Redacted] - [Redacted] not attached to mortgage for recording.                                                                                                                                                          Reviewer Comment (2023-09-06): Disclosure provided. Exception is clear.                                  09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): recorded package

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): Uploaded [Redacted]
[redacted] [redacted] [redacted] 3302      29002121                         Credit     Loan Package  Loan File     Missing        Missing Document: Hazard Insurance Policy not provided                                                                                      Hazard Insurance policy not provided.                                                                                                              Reviewer Comment (2023-09-05): [Redacted]provided. Exception is clear.                                   09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Documentation               Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): [Redacted]
[redacted] [redacted] [redacted] 3302      29002150                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3303      29008759                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3303      29008771                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          Maryland Higher-Priced Mortgage Loan:  Borrower not provided with                                                                                                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.
[redacted] [redacted] [redacted] 3303      29008772                         Compliance Compliance    State         State HPML     [Redacted]HPML Threshold Test Non-Compliant                           [Redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [Redacted]% or[Redacted] APR of [Redacted]% is equal to or greater                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                        than the threshold of APOR [Redacted]% + [Redacted]%, or [Redacted]%.                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                        Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 3304      29000341                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3305      29000729                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3306      29001940                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3307      29002516                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance                                                                                                                                                                                                                                 Reviewer Comment (2023-08-31): Overridden in error.
                                                                                                                                  testing included in the review.
[redacted] [redacted] [redacted] 3308      29000079                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Investment Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      N/A     No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3309      28999273                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3309      28999543                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [Redacted]: The lender/Assignee cannot conclusively rely on the Value                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  on [Redacted].  Test performed using stated value or other valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 method in file other than [Redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3309      28999544                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [Redacted]: Acceptable [Redacted][Redacted]s not obtained for                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                [Redacted]  The loan file does not evidence the [Redacted] includes                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        the [Redacted] endorsement or the[Redacted]. (The loan is a                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [Redacted])                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3310      28993649                         Compliance Loan Package  Application / Missing,       Missing Document: Missing [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Incorrect, or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Final or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                   Initial 1003
[redacted] [redacted] [redacted] 3310      28993759                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3311      29000216                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3311      29000305                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market      [Redacted]): Borrower did not receive written [Redacted]" of          [Redacted]is missing.                                                                                                                              Reviewer Comment (2023-09-07): Disclosure provided. Exception is clear.                                  09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   To Remediate: the lender or holder may either: (1) Deliver to the borrower C        B       A        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                   Value Disclosure Not Provided)                                        homestead property securing loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    the required disclosure documents and obtain an executed copy; OR, (2)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other         refund or credit the borrower $1,000 and offer the borrower the right to
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): [Redacted]                                                                                                                                                                                                                                                                     refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.  Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.
[redacted] [redacted] [redacted] 3311      29001094                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [Redacted] Acceptable [Redacted]title insurance endorsements not                                                                                                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       A        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Level                                                                                obtained for home equity loan.  The loan file does not evidence the                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation
                                                                                                                                                                                                        Title Policy includes the T[Redacted]t. (The loan is a[Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
[redacted] [redacted] [redacted] 3312      29001507                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3312      29002109                         Compliance Compliance    Federal       Missing        Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard [Redacted] Notification Rule: Creditor did not retain record of       Creditor did not retain record of borrower's receipt of [Redacted]                                                                                                                                                                                                                           2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Disclosure     Disclosure Missing                                                    borrower's receipt of [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3313      29008435                         Credit     Insurance     Insurance     Insurance      Hazard Insurance Policy expires within 90 days of the Note Date.      Hazard Insurance Policy Expiration Date ___, Note Date ___            Hazard Insurance Policy Expiration Date [redacted], Note Date [redacted],                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -                                                                              B        B       B        B      B          B          A        A        Higher      Higher  No
                                                                                                     Analysis                                                                                                                                                                 There is no updated insurance policy in file                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3313      29008441                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       B        B      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3313      29008552                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          Texas Constitution Section 50(a)(6): The lender/Assignee cannot       lender/Assignee cannot conclusively rely on the Value on Acknowledgement of                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       B        B      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market      Fair Market Value. Test performed using stated value or other valuation                                                                                                                                                                                                                                                                                                                                                                          Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method   method in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                             Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3313      29008553                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance  Acceptable FNMA title insurance endorsements not obtained for home equity                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       B        B      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                endorsements not obtained for home equity loan.  The loan file does   loan.The loan file does not evidence the Title Policy includes the Texas T-                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        not evidence the Title Policy includes the Texas T-42 endorsement or  42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home   (a)(6) home equity loan.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                        equity loan.)
[redacted] [redacted] [redacted] 3313      29008554                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [Redacted] [Redacted]  prohibits other debt secured by the homestead  [Redacted] prohibits other debt secured by the homestead unless the purpose                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       B        B      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                unless the purpose of additional debt is one described                of additional debt is one described under [Redacted]). Unable to determine                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        under[Redacted]). Unable to determine purpose of additional debt      purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                             Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3314      29002777                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3315      28989568                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3315      28989594                         Compliance Compliance    Federal       Federal HPML   Federal HPML [Redacted]Compliant                                      Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-09-05): [Redacted]was updated from the  [Redacted]. Exception is clear.           09/05/2023                       1          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [Redacted]% or [Redacted] APR of  [Redacted]0% is equal to or greater                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        than the threshold of APOR  [Redacted]%.  Compliant Higher Priced                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                        Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 3315      28989602                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match -  [Redacted]                            Qualified Mortgage ( [Redacted]): Originator Loan Designation of      Loan Designation determined as  [Redacted] due to loan testing as compliant                                                                        Reviewer Comment (2023-09-05): [Redacted] was updated from the  [Redacted]. Exception is clear.          09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         [Redacted] does not match Due Diligence L [Redacted].                 HPML.                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): Loan is not High priced, please designate as  [Redacted]                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 3316      29001706                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3317      29000250                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3318      29003182                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3319      28999977                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3319      29000111                         Credit     Income /      Income        Income /       [Redacted]  is not within [Redacted]  business days of the [Redacted] -                                                                     [Redacted]  dated within [Redacted]  days prior to the[Redacted]  as                                                                               Reviewer Comment (2023-09-05): [Redacted]  provided. Exception is clear.                                 09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 required by the guidelines is missing.                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3320      28997855                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3321      29008861                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3322      29008353                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                UT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3323      29006734                         Compliance Compliance    State         State HPML     Massachusetts HPML Threshold Test Compliant                           Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         12.82672% or Final Disclosure APR of 12.83100% is equal to or greater                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                        than the threshold of APOR 6.63% + 3.5%, or 10.13000%  Compliant                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        Higher Priced Loan.
[redacted] [redacted] [redacted] 3323      29006753                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3324      29000594                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Verbal Verification of Employment completed within 10 business days of                                                                             Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                PA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Fail.     closing is missing.                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3324      29000595                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - W-2                   Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W- Verbal Verification of Employment completed within 10 business days of                                                                             Reviewer Comment (2023-09-05): [Redacted]  provided. Exception is clear.                                 09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         2 employment status using reasonably reliable third-party records.    closing is missing.                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3324      29000596                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - W-2                   Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W- Verbal Verification of Employment completed within 10 business days of                                                                             Reviewer Comment (2023-09-05): [Redacted]  provided. Exception is clear.                                 09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         2 employment status using reasonably reliable third-party records.    closing is missing.                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3324      29000604                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies  Verbal Verification of Employment completed within 10 business days of                                                                             Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         related to income and/or asset doc requirements which could result in closing is missing for both borrowers.                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                        a risk to the borrower's ability to repay.  (Exception is eligible to                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                        be regraded with compensating factors.)
[redacted] [redacted] [redacted] 3324      29000605                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          Verbal Verification of Employment completed within 10 business days of                                                                             Reviewer Comment (2023-09-05): [Redacted]  provided. Exception is clear.                                 09/05/2023                       1          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           closing is missing for both borrowers.                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3324      29000607                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Verbal verification of employment is required is missing for both                                                                                  Reviewer Comment (2023-09-05): [Redacted]  provided. Exception is clear.                                 09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 borrowers.                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3324      29000610                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  Waterfall finding due to the missing VVOEs for both borrowers.                                                                                     Reviewer Comment (2023-09-05): [Redacted]  provided. Exception is clear.                                 09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3324      29000612                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Verbal Verification of Employment completed within 10 business days of                                                                             Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                PA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 closing is missing for both borrowers.                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): [Redacted]
[redacted] [redacted] [redacted] 3324      29000614                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] components.                                                                                                                                                                                                                                purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                  testing included in the review.
[redacted] [redacted] [redacted] 3325      29008764                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                            purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3326      29000189                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                         Data Validated from Source Document.                                                                                                               Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3327      28998912                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA  [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3327      29000335                         Credit     Income /      Income        Income /       [Redacted] is required and was not found in file.                     -                                                                     Provide missing Co-Borrower's [Redacted]                                                                                                           Reviewer Comment (2023-09-06): [Redacted]  provided. Exception is clear.                                 09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-01): overridden in error.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-01): Not required.
[redacted] [redacted] [redacted] 3327      29000336                         Credit     Income /      Income        Income /       [Redacted]  is not within [Redacted]  business days of the [Redacted] -                                                                     Provide missing Co-Borrower's [Redacted]  verification within [Redacted]                                                                           Reviewer Comment (2023-09-06): [Redacted] provided. Exception is clear.                                  09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment     .                                                                                                                                           business days of the[Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3327      29000939                         Credit     Income /      Income        Income /       [Redacted] requirements not met.                                                                                                            Income documentation requirements not met due to missing the [Redacted]                                                                            Reviewer Comment (2023-09-06): [Redacted]  provided. Exception is clear.                                 09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3327      29000951                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match [Redacted]                               Qualified Mortgage ([Redacted] ): Originator Loan Designation of      The provided Originator Loan Designation of [Redacted]  does not match Due                                                                         Reviewer Comment (2023-09-06): [Redacted] provided. Exception is clear.                                  09/06/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         [Redacted]  does not match Due Diligence [Redacted] .                 Diligence Loan Designation of [Redacted] Risk due to missing the Co-                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              Borrower's [Redacted] dated within [Redacted] days prior to closing.                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3327      29000952                         Compliance Compliance    Federal       ATR/QM Defect  [Redacted]  Guideline Deficiency - QM Impact                          General QM:  There are guideline deficiencies related to i[Redacted]  The guidelines require a [Redacted] dated within [Redacted]  days prior to                                                                         Reviewer Comment (2023-09-06): [Redacted] provided. Exception is clear.                                  09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         doc requirements which could result in a risk to the borrower's       closing.which is missing for the coborrower.                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        ability to repay.  (Exception is eligible to be regraded with                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                                         QM
                                                                                                                                                                                                        compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 3327      29000962                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           The guidelines require a [Redacted] dated within [Redacted]  days prior to                                                                         Reviewer Comment (2023-09-06): [Redacted]  provided. Exception is clear.                                 09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   closing.which is missing for the coborrower.                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3328      29001748                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]") compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  under the SFA [Redacted]Grid is outside of scope with the exception                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  of specifically enumerated components.  Refer to deal specific Scope                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3329      29001637                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] ) compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  under the SFA [Redacted] Grid is outside of scope with the exception                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  of specifically enumerated components.  Refer to deal specific Scope                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3330      29002927                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3331      29008801                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                         Data Validated from Source Document.                                                                                                               Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]compliance under                                                                                                                                                                                                                            purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3332      28997610                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [Redacted][Redacted]: Acceptable [Redacted]title insurance                                                                                                                                                                                                                                                                                                         2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                endorsements not obtained for [Redacted] The loan file does not                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        evidence the [Redacted] includes the [Redacted] endorsement or the                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [Redacted] endorsement. (The loan is a [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 3332      28997628                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3333      29007044                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3334      29004520                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3335      29001108                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3336      29008412                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3337      29000824                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Investment Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      N/A     No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                  the SFA Redacted Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3337      29000874                         Compliance Compliance    Federal       ATR/QM         Investment Property Submitted as QM Test                              Ability-to-Repay (Redacted): Improper Originator Loan Designation.    The Loan Designation provided is Redacted                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                OH        Investment Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      N/A     No
                                                                                                     Compliance                                                                                         Redactedproperty not subject to Redacted Ability-to-Repay                                                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                                                                                        requirements under Redactedbased on deal settings.                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3338      29001527                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Overridden in error.                                                                            08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]") compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  under the SFA [Redacted] Grid is outside of scope with the exception                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  of specifically enumerated components.  Refer to deal specific Scope                                                                                                                                                                                                                           Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  of Work for details on compliance testing included in the review.                                                                                                                                                                                                                              purposes only and does not impact grading.
[redacted] [redacted] [redacted] 3339      28999969                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3340      28999831                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3341      29009133                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  the SFA [Redacted]Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3341      29011829                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [Redacted]: Acceptable [Redacted] title insurance endorsements not    No documentation in the loan file to evidence the endorsements were                                                                                                                                                                                                                          2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Level                                                                                obtained for home equity loan.  The loan file does not evidence the   obtained.                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    issuance, there is not an obvious remediation
                                                                                                                                                                                                        [Redacted] includes the  [Redacted][Redacted] endorsement or the                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [Redacted] endorsement. (The loan is a[Redacted]
[redacted] [redacted] [redacted] 3342      29000198                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted]) Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3342      29000301                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not [Redacted]): Final Itemized disclosure of fees, points, costs and     [Redacted] is not located in file.                                                                                                                 Reviewer Comment (2023-09-06): Document provided. Exception is clear.                                    09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Refund or credit the borrower $1,000 and offer the borrower the right to   C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Provided)                                                             charges not provided to borrower at least one (1) business day prior                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -    refinance the extension of credit for the remaining term of the loan at no                                                                          Priced QM   Priced
                                                                                                                                                                                                        to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other         cost to the borrower on the same terms, including interest, as the                                                                                  (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): Please see docutech document from the [Redacted] sent on [Redacted] with                                                                                                                                                                                                       original extension of credit with any modifications necessary to comply                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 the loan closing on [Redacted]. There are no other [Redacted]'s sent between [Redacted] and [Redacted]                                                                                                                                                                                                      with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3342      29000527                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [Redacted][Redacted]: Acceptable FNMA [Redacteed] endorsements not    The loan file does not evidence the [Redacted] [Redacted] includes                                                                                                                                                                                                                           2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                obtained for home equity loan.  The loan file does not evidence the   [Redacted] endorsement or the [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        [Redacted] includes [Redacted]endorsement or the[Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        endorsement. (The loan is a [Redacted][Redacted].)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
[redacted] [redacted] [redacted] 3343      28993934                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3344      28986662                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3345      28990220                         Credit     Loan Package  Application / Missing        Missing Document: [Redacted] not provided                                                                                                                                                                                                                                                      Reviewer Comment (2023-09-05): [Redacted]  provided. Exception is clear.                                 09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): [Redacted]  uploaded                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3345      28990223                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3345      28990364                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - [Redacted]                             Qualified Mortgage ([Redacted] ): Originator Loan Designation of      Due Diligence [Redacted] ) Fail due to missing [Redacted]                                                                                          Reviewer Comment (2023-09-05): [Redacted]  provided. Exception is clear.                                 09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         [Redacted]  does not match Due Diligence [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3345      28990365                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision [Redacted]                                       General QM: Missing l[Redacted] l; General QM testing is incomplete.                                                                                                                                                     Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): Uploaded[Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3346      29001714                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3347      29001451                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3347      29001546                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     Loan file was missing the required VVOE within 10 business days of the                                                                             Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                TN        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                       Note.                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3347      29001754                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan is at ATR risk as the required Verbal Verification of Employment was                                                                          Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                TN        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation not obtained, resulting in a loan designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3347      29001755                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       Loan is at ATR risk as the required Verbal Verification of Employment was                                                                          Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                TN        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     not obtained.                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3347      29001758                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Evidence of a Verbal Verification of Employment was not provided as                                                                                Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                TN        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 required per guidelines.                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3347      29001770                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    [Redacted]: Based on the loan failing one or more guideline           Waterfall finding due to the missing [Redacted] for the borrower's                                                                                 Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                TN        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   employment.                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3348      29001319                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3349      28999016                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]d components.                                                                                                                                                                                                                               purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                  testing included in the review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
[redacted] [redacted] [redacted] 3350      29007835                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted] compliance under                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA TRID Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3351      28989253                         Credit     Loan Package  Application / Missing        Missing Document: Approval not provided                                                                                                     Approval document is required to mitigate this exception.                                                                                          Reviewer Comment (2023-09-05): Approval provided. Exception is clear.                                    09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): UW Worksheet uploaded                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3351      28989356                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3351      28989639                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.26384% APR is exceeding by 0.13% due to which we are getting this exception.                                                                              Reviewer Comment (2023-09-05): Approval provided. Exception is clear.                                    09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         or Final Disclosure APR of 10.27200% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        threshold of APOR 6.63% + 3.5%, or 10.13000%.  Non-Compliant Higher                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Priced Mortgage Loan.                                                                                                                                                                                                    Seller Comment (2023-08-31): UW Worksheet uploaded                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3351      28989640                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements  Approval document is missing due to which we are getting this exception.                                                                           Reviewer Comment (2023-09-05): Approval provided. Exception is clear.                                    09/05/2023                       1          B          A          B          A          B          A          B          A          B          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         not satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): UW Worksheet uploaded                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3351      28989642                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Approval document or 1008 is missing.                                                                                                              Reviewer Comment (2023-09-05): Approval provided. Exception is clear.                                    09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): UW Worksheet uploaded                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3351      28989643                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Loan Approval                                    General QM: Missing loan approval; General QM testing is incomplete.  Approval document or 1008 is missing.                                                                                                              Reviewer Comment (2023-09-05): [Redacted]provided. Exception is clear.                                   09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-08-31): UW Worksheet uploaded                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3352      28997772                         Compliance Compliance    Federal       Federal HPML   Federal HPML [Redacted]Compliant                                      [Redacted]: APR on subject loan of [Redacted]% or [Redacted] APR of                                                                                                                                                      Reviewer Comment (2023-09-06): Rate set date was updated based on the compliance report. Exception is    09/06/2023                       1          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         [Redacted]% is equal to or greater than the threshold of                                                                                                                                                                 clear.                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        A[Redacted]%.  Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3352      28997773                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([Redacted]4): Originator [Redacted](APOR) does    Loan is testing as a Higher-Priced Mortgage Loan, resulting in a loan                                                                              Reviewer Comment (2023-09-06): [Redacted] was updated based on the [Redacted] Exception is clear.        09/06/2023                       1          B          A          C          A          B          A          C          A          B          A                TX        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         not match Due Diligence[Redacted]                                     designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): Please change designation                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3352      28997774                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [Redacted]: The lender/Assignee cannot conclusively rely on the Value                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  on [Redacted].  Test performed using stated value or other valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 method in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3352      28997775                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [Redacted] [Redacted]) prohibits other debt secured by the homestead                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                unless the purpose of additional debt is one described                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        under[Redacted]. Unable to determine purpose of additional debt                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3352      28997797                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]) compliance under the SFA                                                                                                                                                                                                                                        purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  [Redacted]Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3353      29001360                         Compliance TRID          Transaction   TRID           [Redacted]  A limited compliance review scope was performed on this                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted]compliance under the SFA  [Redacted]Grid                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  is outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3354      28998407                         Compliance TRID          Transaction   TRID           [Redacted]  A limited compliance review scope was performed on this                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for[Redacted] compliance under the SFA [Redacted]Grid                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  is outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3355      28996056                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3356      29000742                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3356      29000765                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies  Waterfall finding due to the missing VVOE for the borrower.                                                                                        Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         related to income and/or asset doc requirements which could result in                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                        a risk to the borrower's ability to repay.  (Exception is eligible to                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                        be regraded with compensating factors.)
[redacted] [redacted] [redacted] 3356      29000779                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Originator Loan Designation of Non-QM does not match Due Diligence Loan                                                                            Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Fail.     Designation due to missing VVOE for the borrower.                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3356      29000780                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - W-2                   Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W- VVOE is missing for the borrower.                                                                                                                  Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         2 employment status using reasonably reliable third-party records.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3356      29000781                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          Ability-to-Repay requirements not satisfied due to missing income                                                                                  Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           documentation.                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3356      29000782                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                                                                                                                                                                        Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): VVOE
[redacted] [redacted] [redacted] 3356      29000785                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  VVOE Missing                                                                                                                                       Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3356      29000796                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  Waterfall finding due to the missing VVOE for the borrower.                                                                                        Reviewer Comment (2023-09-05): [Redacted] provided. Exception is clear.                                  09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3357      29005994                         Compliance TRID          Transaction   TRID           [Redacted]E:  [Redacted] was performed on this loan.  Testing                                                                                                                                                                                                                                  Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        for[Redacted]compliance under the SFA TRID Grid is outside of scope                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  with the exception of specifically enumerated components.  Refer to                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  deal specific Scope of Work for details on compliance testing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                                  included in the review.
[redacted] [redacted] [redacted] 3358      29000256                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3359      29000762                         Compliance TRID          Transaction   TRID           [Redacted]:  [Redacted]was performed on this loan.  Testing                                                                                                                                                                                                                                    Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Investment Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      N/A     No
                                                                                                     Error                        for[Redacted] compliance under the SFA [Redacted]Grid is outside of                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3360      28996600                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3361      29002319                         Credit     Loan Package  Application / Missing        Missing Document: Divorce Decree / Child Support not provided                                                                                                                                                                                                                                  Reviewer Comment (2023-09-07): Document provided. Exception is clear.                                    09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): [Redacted] uploaded
[redacted] [redacted] [redacted] 3361      29002458                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3362      29002451                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3363      29005823                         Compliance TRID          Transaction   TRID           [Redcated]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Higher  No
                                                                                                     Error                        loan.  Testing for [Redcated]) compliance under the SFA                                                                                                                                                                                                                                        purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                  [Redcated]Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3363      29005960                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match -[Redacted]                              Qualified Mortgage [Redacted]): Originator Loan Designation of        [Redacted] APR [Redacted] is greater than equal to[Redacted]                                                                                       Reviewer Comment (2023-09-06): Designation has been restated at the clients request.                     09/06/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Higher  Yes
                                                                                                     Compliance                                                                                         S[Redacted]) does not match Due Diligence Loan Designation of                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                                                                                        [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): please change designation                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3363      29014377                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - [Redacted]                    Ability to Repay / Qualified Mortgage ([Redacted]): The initial Loan  Designation has been restated at the clients request.                                                                                                                                                                                                                                        2                     A                     B                     B                     B                     A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Safe Harbor Higher  No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Priced
                                                                                                                                                                                                        Designation of[Redacted] matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                        of [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 3364      29001482                         Compliance TRID          Transaction   TRID           [Redacted]: [Redacted] scope was performed on this loan.  Testing for                                                                                                                                                                                                                          Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        [Redacted]) compliance under the SFA [Redacted] Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3365      28998873                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-08-31): Client acknowledges exception                                                                   08/31/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]compliance under the SFA [Redacted] is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3365      28998900                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage ([Redacted]): Originator Loan Designation of       The Due Diligence Loan Designation of[Redacted] does not match the                                                                                 Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                GA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         [Redacted] does not match Due Diligence [Redacted].                   Originator Loan Designation of [Redacted]) due to [Redacted]of [Redacted]%                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              is equal to or greater than the threshold of [Redacted] and loan is missing                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                              required verbal verification of employment.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
[redacted] [redacted] [redacted] 3365      28998902                         Credit     Income /      Income        Income /       [Redacted] is not within [Redacted] business days of the [Redacted]   -                                                                     The [Redacted] within [Redacted] of closing was not provided as required by                                                                        Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 the Guidelines.                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3365      29001123                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  The[Redacted]t within [Redacted] of closing was not provided as required by                                                                        Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 the Guidelines.                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3365      29001135                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - [Redacted]                        General QM:  There are guideline deficiencies related to income       [Redacted] finding due to the missing [Redacted] within [Redacted] business                                                                        Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     days of the [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3365      29001150                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           [Redacted] finding due to the missing [Redacted] within [Redacted] business                                                                        Reviewer Comment (2023-09-05): [Redacted]provided. Exception is clear.                                   09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   days of the [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3366      29001634                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3366      29001827                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Originator Loan Designation of Higher Price QM (APOR) does not match Due                                                                           Reviewer Comment (2023-09-06): Designation has been restated at client request.                          09/06/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation Diligence Loan Designation of Safe Harbor QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        of Safe Harbor QM (APOR).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): Please change designation                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3366      29014331                         Compliance Compliance    Federal       ATR/QM Defect  Check Restated Loan Designation Match - [Redacted]                    Ability to Repay / Qualified Mortgage ([Redacted]): The initial Loan  Designation has been restated at client request.                                                                                                                                                                                                                                             2                     A                     B                     B                     B                     A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       A        A      C          B          A        A        Higher      Safe    No
                                                                                                     Compliance                                                                                         Designation provided did not match, however, the updated Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -                                                                                                                                                        Priced QM   Harbor
                                                                                                                                                                                                        Designation of [Redacted]) matches the Due Diligence Loan Designation                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        of [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 3367      29001664                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3367      29001676                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    The required Verbal Verification of Employment is missing, causing the ATR                                                                         Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Fail.     loan designation fail.                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3367      29001677                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - W-2                   Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W- Verbal verification of employment is required within 10 business days from                                                                         Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         2 employment status using reasonably reliable third-party records.    the note date and is missing from the loan file.                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3367      29001678                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies  Verbal verification of employment is required within 10 business days from                                                                         Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         related to income and/or asset doc requirements which could result in the note date and is missing from the loan file.                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                        a risk to the borrower's ability to repay.  (Exception is eligible to                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                        be regraded with compensating factors.)
[redacted] [redacted] [redacted] 3367      29001679                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          Verbal verification of employment is required within 10 business days from                                                                         Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           the note date and is missing from the loan file.                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3367      29001681                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Verbal verification of employment is required within 10 business days from                                                                         Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 the note date and is missing from the loan file.                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): VVOE
[redacted] [redacted] [redacted] 3367      29001682                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     The required Verbal Verification of Employment was not provided.                                                                                   Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3367      29001693                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay [Redacted] Based on the loan failing one or more     The required[Redacted]dated within [Redacted] business days of the                                                                                 Reviewer Comment (2023-09-07): [Redacted]provided. Exception is clear.                                   09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         guideline components, the loan is at [Redacted]risk.                  [Redacted]date was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3368      28999607                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3368      28999644                         Compliance Compliance    Federal       TILA Right-to- Right of Rescission Timing - Note Date used as Transaction Date       Unable to conclusively determine date of consummation. Note date used Notary date is missing.                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Cancel                                                                               as transaction date for purposes of determining compliance with                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             rescission timing requirements                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 3368      29002691                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Missing third party verification for K-1 income less than 25% ownership,                                                                           Reviewer Comment (2023-09-07): Verified in guidelines this is not a requirement.. Exception is clear.    09/07/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       C        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation   resultig in a loan designation of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): K-1 verifies percent ownership. LOX uploaded.                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 3368      29002692                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       Missing third party verification for K-1 income less than 25% ownership.                                                                           Reviewer Comment (2023-09-07): Verified in guidelines this is not a requirement.. Exception is clear.    09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                              Seller Comment (2023-09-07): K-1 verifies percent ownership. LOX uploaded.                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 3368      29002693                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Missing third party verification for K-1 income less than 25% ownership,                                                                           Reviewer Comment (2023-09-07): Verified in guidelines this is not a requirement.. Exception is clear.    09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): K-1 verifies percent ownership. LOX uploaded.                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 3368      29002697                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Missing third party verification for [Redacted] business with less than                                                                            Reviewer Comment (2023-09-07): Verified in guidelines this is not a requirement.. Exception is clear.    09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   [Redacted]% ownership.                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): K-1 verifies percent ownership. LOX uploaded.                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 3369      29001554                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception                                                                   08/31/2023 3          A          A          A          A          A          A          A          A          A          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3369      29001558                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     A Verbal Verification of Employment within 10 business days of closing was                                                                         Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 not found.                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3369      29001569                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure Finance Charge                          TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing   Final Closing Disclosure provided on 07/27/2023 disclosed  Finance Charge                                                                          Reviewer Comment (2023-09-07): Remediation documents provided. Exception is clear.                       09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -   TILA Material Disclosure Cure - Provide the following: Letter of           C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Disclosure provided on 07/27/2023 disclosed an inaccurate Finance     in the amount of $128,956.53 and  the calculated Finance Charge of                                                                                                                                                                                                                                                                                                                                                                               Cash-out -    Explanation, Proof of Delivery, Refund check for underdisclosed amount,                                                                             Priced QM   Priced
                                                                                                                                                                                                        Charge on page 5 that does not match the actual Finance Charge for    $129,233.16.  $276.63 under disclosed on Final Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                               Other         Corrected CD, and Re-open Rescission if Applicable                                                                                                  (APOR)      QM
                                                                                                                                                                                                        the loan.  The disclosed Finance Charge in the amount of $128,956.53                                                                                                                                                     Seller Comment (2023-09-07): PCCD, LOX, Check, Shipping Label, nortc uploaded                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
                                                                                                                                                                                                        is under disclosed by $276.63 compared to the calculated Finance
                                                                                                                                                                                                        Charge of $129,233.16 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing
                                                                                                                                                                                                        Disclosure dated 07/27/2023).
[redacted] [redacted] [redacted] 3369      29001576                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  A Verbal Verification of Employment within 10 business days of closing was                                                                         Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 not found.                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3369      29001582                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.17541% Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or                                                                         Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         or Final Disclosure APR of 12.09600% is equal to or greater than the  Final Disclosure APR of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        threshold of APOR 6.67% + 3.5%, or 10.17000%.  Non-Compliant Higher   threshold of APOR [redacted]% + [redacted]%, or [redacted]%.  Non-Compliant                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Priced Mortgage Loan.                                                 Higher Priced Mortgage Loan due to missing an appraisal with an interior                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                              inspection.
[redacted] [redacted] [redacted] 3369      29001583                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements  HPML requirements not met due to the appraisal being an Exterior Only                                                                              Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          B          A          B          A          B          A          B          A          B          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         not satisfied.                                                        Inspection.                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3369      29001584                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by HPML requirements not met due to the appraisal being an Exterior Only                                                                              Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                           Inspection.                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3369      29001585                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       Verbal Verification of Employment within 10 business days of closing was                                                                           Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     not found, causing the loan to waterfall to QM/ATR standard requirements.                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3369      29001588                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  The loan was approved with Loan Designation of High Priced QM (APOR).   Due                                                                        Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                IA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation to the missing Verbal Verification of Employment within 10 business days of                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                    closing, the loan is waterfalling to QM/ATR requirements causing a Due                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              Diligence Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 3369      29001590                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Verbal Verification of Employment within 10 business days of closing was                                                                           Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   not found, causing the loan to waterfall to QM/ATR standard requirements.                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3369      29001640                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                                                                                                                                                                        Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                IA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3370      29007059                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3371      29001947                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3371      29002550                         Credit     Loan Package  Closing /     Loan Package   Title search shows negative impact on title.                                                                                                Title shows a financing statement filed in the office of the county                                                                                Reviewer Comment (2023-09-06): Clear search provided. Exception is clear.                                09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation                                                                                                                                              recording, showing secured Party as [redacted] dated [redacted], no dollar                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              amount is listed.  Please provide updated title, or documentation that this                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              is not a current lien/Judgment.                                                                                                                    Seller Comment (2023-09-06): replied on additional condition                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): No open liens on title
[redacted] [redacted] [redacted] 3371      29004705                         Credit     Title         Lien          Title          Missing evidence of[Redacted] on[Redacted]                            -                                                                     Title supports a possible additional lien.  Title work does not provide an                                                                         Reviewer Comment (2023-09-07): Title with clear [Redacted]provided. Exception is clear.                  09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                                                                                                                                                                                              amount, but it does support there is a [Redacted]  from [Redacted] in the                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              name of [Redacted] that lines up with an [Redacted]loan on the borrowers                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              [Redacted].  Please provide documentation to confirm if this is a lien on                                                                          Seller Comment (2023-09-06): LOX no judgements                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
                                                                                                                                                                                                                                                                              [Redacted]or if this is an [Redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): Title Work Solar

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOX Solar
[redacted] [redacted] [redacted] 3372      28993421                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [redacted]) compliance under the SFA [redacted] is                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3373      28995635                         Compliance TRID          Transaction   TRID           [Redacted]  A limited compliance review scope was performed on this                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted] compliance under the SFA TRID Grid is                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3374      29001864                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3375      29006150                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3376      28996024                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3377      28994060                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3378      29008979                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3379      28998939                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3380      28996907                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Second     Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                         Home       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3381      28998941                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3382      28995042                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.                                                                  09/05/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3383      29001566                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3384      28998918                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3384      29001176                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Missing most recent [redacted] years 1040 tax transcripts for Borrower's                                                                           Reviewer Comment (2023-09-06): Client attests that they do not require transcripts for small loss with   09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 sole proprietorship as required by the investor guidelines.                                                                                        the loss being included. Exception is clear.                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOX uploaded
[redacted] [redacted] [redacted] 3384      29001177                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  The file is missing most recent [redacted] years 1040 tax transcripts for                                                                          Reviewer Comment (2023-09-06): Client attests that they do not require transcripts for small loss with   09/06/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation   Borrower's sole proprietorship, causing the loan to waterfall through the                                                                          the loss being included. Exception is clear.                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        of QM (APOR) Fail.                                                    QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOX uploaded
[redacted] [redacted] [redacted] 3384      29001178                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Income and Assets - Schedule C                   General QM: Unable to verify Sole Proprietorship income using         The file is missing most recent [redacted] years 1040 tax transcripts for                                                                          Reviewer Comment (2023-09-06): Client attests that they do not require transcripts for small loss with   09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         reasonably reliable third-party records.                              Borrower's sole proprietorship, causing the loan to waterfall through the                                                                          the loss being included. Exception is clear.                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOX uploaded
[redacted] [redacted] [redacted] 3384      29001179                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       The file is missing most recent [redacted] years 1040 tax transcripts for                                                                          Reviewer Comment (2023-09-06): Client attests that they do not require transcripts for small loss with   09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     Borrower's sole proprietorship, causing the loan to waterfall through the                                                                          the loss being included. Exception is clear.                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded   QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3384      29001180                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           The file is missing most recent [redacted] years 1040 tax transcripts for                                                                          Reviewer Comment (2023-09-06): Client attests that they do not require transcripts for small loss with   09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   Borrower's sole proprietorship, causing the loan to waterfall through the                                                                          the loss being included. Exception is clear.                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                              QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): [redacted]

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): LOX uploaded
[redacted] [redacted] [redacted] 3385      29001727                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3386      28990033                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3387      28999114                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3388      29000564                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                         Data Validated from Source Document.                                                                                                               Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Investment Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      N/A     No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3389      28995935                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3390      29008615                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                IA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3391      28993697                         Compliance Compliance    State         State Defect   Illinois [redacted]                                                   [redacted] Predatory Lending Database Program (SB 1894) - Certificate                                                                                                                                                    Reviewer Comment (2023-09-06): Disclosure provided. Exception is clear.                                  09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         of Compliance or Exemption not attached to mortgage for recording.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): recorded docs                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-05): Housing Counseling decision report was received however this does not satisfy the exception. [redacted] Predatory Lending Database Program (SB-1894)- Certificate of
                                                                                                                                                                                                                                                                                                                                                                                                                                 Compliance is the disclosure that is needed. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): Uploaded [redacted] Anti Predatory Housing Counseling Decision Report
[redacted] [redacted] [redacted] 3391      28993713                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3392      28999139                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3393      28998123                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception.                                                                  08/30/2023 3          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3394      29009206                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3395      28998897                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3396      29008822                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3396      29014431                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated                                                                                                                                                                                                                             Reviewer Comment (2023-09-07): PDI provided. Exception is clear.                                         09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): No Damage                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3397      29003310                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3398      29003468                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3398      29004247                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  2021 W2 for the borrower's previous employment at XXXXXXXXXXXX was not                                                                             Reviewer Comment (2023-09-07): Income requirements have been met per the guidelines. Exception is clear. 09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 found.                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3398      29004248                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     2021 W2 for the borrower's previous employment at XXXXXXXXXXXX was not                                                                             Reviewer Comment (2023-09-07): Income requirements have been met per the guidelines. Exception is clear. 09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 found.                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3398      29004261                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.58897% Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or                                                                         Reviewer Comment (2023-09-07): Income requirements have been met per the guidelines. Exception is clear. 09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         or Final Disclosure APR of 12.59600% is equal to or greater than the  Final Disclosure APR of [redacted]% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        threshold of APOR 6.56% + 3.5%, or 10.06000%.  Non-Compliant Higher   threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Priced Mortgage Loan.                                                 Higher Priced Mortgage Loan as an appraisal with interior inspectoin was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                                                                                                                                                              not provided.
[redacted] [redacted] [redacted] 3398      29004262                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements  HPML appraisal requirements not met.  An appraisal with an interior                                                                                Reviewer Comment (2023-09-07): Income requirements have been met per the guidelines. Exception is clear. 09/07/2023                       1          B          A          B          A          B          A          B          A          B          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         not satisfied.                                                        inspection was not found.                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-07): Due to the loan failing high cost testing, an interior inspection is                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 required. Lender can provide the most recent rate set date as well as the undiscounted rate and undiscounted price and testing can be reran to see if the exceptions clear. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): AVM and PCI uploaded
[redacted] [redacted] [redacted] 3398      29004263                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by HPML appraisal requirements not met.  An appraisal with an interior                                                                                Reviewer Comment (2023-09-07): Income requirements have been met per the guidelines. Exception is clear. 09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                           inspection was not found.                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): rate                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-07): Due to the loan failing high cost testing, an interior inspection is required. Lender can provide the most recent rate set date as well as the undiscounted rate and undiscounted price and testing can be reran to see if the exceptions clear. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): AVM and PCI uploaded
[redacted] [redacted] [redacted] 3398      29004264                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  The loan was approved with Originator Loan Designation of Higher Priced QM                                                                         Reviewer Comment (2023-09-07): Income requirements have been met per the guidelines. Exception is clear. 09/07/2023                       1          B          A          C          A          B          A          C          A          B          A                AZ        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation (APOR).  The missing 2021 W-2 for the previous employment at XXXXXXXXXXXX                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                    is causing the loan to waterfall to QM/ATR requirements resulting in                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              a Due Diligence Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
[redacted] [redacted] [redacted] 3398      29004265                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       The 2021 W-2 for the previous employment at XXXXXXXXXXXX was not found                                                                             Reviewer Comment (2023-09-07): Income requirements have been met per the guidelines. Exception is clear. 09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     causing the loan to waterfall to QM/APR requirements.                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3398      29004431                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           The 2021 W-2 for the previous employment at XXXXXXXXXXXX was not found                                                                             Reviewer Comment (2023-09-07): Income requirements have been met per the guidelines. Exception is clear. 09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                AZ        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   causing the loan to waterfall to QM/APR requirements.                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3399      29001839                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3399      29001998                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Based on a transaction date of [redacted], the expected disbursement date                                                                          Reviewer Comment (2023-09-07): Transaction date updated. Exception is clear.                             09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       A        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted]  prior to three (3) business days from transaction date of would be [redacted]or later and the loan disbursed on[redacted]                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-09-07): Disbursement Summary and Final CD show the redacted]
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 3400      29003329                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3401      28993079                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3402      29002079                         Compliance TRID          Transaction   TRID           [Redacted]  A limited compliance review scope was performed on this                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]) compliance under the SFA                                                                                                                                                                                                                                        purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  [Redacted]Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3403      29003146                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3404      29004288                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3405      29001644                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3405      29002042                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section [redacted]: The lender/Assignee                                                                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  cannot conclusively rely on the Value on Acknowledgement of Fair                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Market Value.  Test performed using stated value or other valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        method in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3405      29002043                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted]Constitution Section [redacted]: Acceptable [redacted]title                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted][redacted]endorsement or the [redacted]endorsement. (The                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
                                                                                                                                                                                                        loan is a Texas Section [redacted] home equity loan.)
[redacted] [redacted] [redacted] 3406      28998923                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3406      28999002                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance  Acceptable FNMA title insurance endorsements not obtained for home equity                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                endorsements not obtained for home equity loan.  The loan file does   loan. The loan file does not evidence the Title Policy includes the Texas                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        not evidence the Title Policy includes the Texas T-42 endorsement or  T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home   (a)(6) home equity loan.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
                                                                                                                                                                                                        equity loan.)
[redacted] [redacted] [redacted] 3406      29002003                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                secured by the homestead unless the purpose of additional debt is one                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        described under TX 50(a)(1)-(5) or (8). Unable to determine purpose                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        of additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3407      28996211                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3408      29008063                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3409      28998126                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3410      28990062                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3410      28990091                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          Texas Constitution Section 50(a)(6): The lender/Assignee cannot                                                                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3410      28990093                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance  The loan is a second lien.  A Title Search was obtained without the TX                                                                                                                                                                                                                       2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                endorsements not obtained for home equity loan.  The loan file does   50(a)(6) endorsements.                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        not evidence the Title Policy includes the Texas T-42 endorsement or                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        equity loan.)
[redacted] [redacted] [redacted] 3410      28990094                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt Loan is a second lien.  Consumer debt was paid off at closing.                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                secured by the homestead unless the purpose of additional debt is one                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        described under TX 50(a)(1)-(5) or (8). Unable to determine purpose                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        of additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3411      28993533                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3412      29002578                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3413      28998316                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3413      28998379                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     [Redacted]: Originator Loan Designation of [Redacted] does not match  Due Diligence Loan Designation discrepancy.  Lender Designation provided as                                                                        Reviewer Comment (2023-09-07): Rate set date has been updated and designation now matches. Exception is  09/07/2023                       1          B          A          C          A          B          A          C          A          B          A                CO        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Due Diligence Loan Designation of [Redacted]                          [Redacted] whereas review designation is [Redacted]                                                                                                clear.                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): Please change designation
[redacted] [redacted] [redacted] 3414      29004054                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3414      29004152                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of           APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]%                                                                          Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     is equal to or greater than the threshold of APOR [redacted]% +                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or      [redacted]%, or [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 3414      29004153                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan [redacted] Test                       TILA HPML appraisal Rule (Dodd-Frank 2014): [redacted] requirements   Appraisal not obtained by physical visit to property.                                                                                              Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          B          A          B          A          B          A          B          A          B          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         not satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3414      29004154                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by Appraisal not obtained by physical visit to property.                                                                                              Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3414      29004155                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  The file is missing Verbal Verification of Employment resulting in                                                                                 Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         [redacted] does not match Due Diligence Loan Designation of           designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        [redacted] Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3414      29004156                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       Verbal Verification of Employment completed within [redacted] days of                                                                              Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     closing must be provided.                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3414      29004158                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Verbal Verification of Employment completed within [redacted] days of                                                                              Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 closing must be provided.                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3414      29004159                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                     Verbal Verification of Employment completed within [redacted] days of                                                                              Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                closing must be provided.                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3414      29004173                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Loan is waterfalling to ATR/QM standard documentation requirement due to                                                                           Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at [redacted] risk.                           missing Verbal Verification of Employment completed within [redacted] days                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              of closing.                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3414      29004704                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Verbal Verification of Employment completed within [redacted] days of                                                                              Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 closing must be provided.                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3415      29001756                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3415      29001760                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The verification of employment was not provided for the co-borrower.                                                                               Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): VVOE
[redacted] [redacted] [redacted] 3415      29001841                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay ([redacted]): Originator Loan Designation of         The loan was originated as a [redacted], however, due to the missing                                                                               Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                WA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         [redacted]does not match Due Diligence Loan Designation of ATR Fail.  verification of employment, the due diligence loan designation is ATR Fail.                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3415      29001842                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - W-2                   Ability to Repay ([redacted]): Unable to verify current Wages/W-2     Verbal Verification of employment document is missing for the co-borrower.                                                                         Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         employment status using reasonably reliable third-party records.                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3415      29001843                         Compliance Compliance    Federal       ATR/QM         [redacted] ATR                                                        Ability-to-Repay ([redacted]): General Ability-to-Repay requirements  The verbal verification of employment was not provided for the co-borrower.                                                                        Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         not satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3415      29001863                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                     Verbal Verification of employment document is missing for the co-borrower.                                                                         Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3415      29002015                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  The required verification of employment was not provided for the co-                                                                               Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3415      29002030                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay ([redacted]): There are guideline deficiencies       The verification of employment was not provided for the co-borrower.                                                                               Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         related to income and/or asset doc requirements which could result in                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                        a risk to the borrower's ability to repay.  (Exception is eligible to                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                        be regraded with compensating factors.)
[redacted] [redacted] [redacted] 3415      29002085                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay ([redacted]): Based on the loan failing one or more  Due to missing the verbal verification of employment for the co-borrower.                                                                          Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                WA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3416      28998883                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3417      29003517                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Investment Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      N/A     No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3418      29007640                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3418      29007649                         Credit     Loan Package  Application / Loan Package   Missing Document: Bankruptcy Documents not provided                                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): BK was discharged in  [redacted] which meets the guidelines requirement   09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                MO        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Non QM      Non QM  No
                                                                                       Documentation Processing    Documentation                                                                                                                                                                                                                                                                                                 for derogatory credit. Exception is clear.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3418      29007673                         Compliance Compliance    Federal       Federal HPML   TIL [redacted] Safe Harbor Test                                       [redacted]                                                                                                                                                                                                                                                                                                                                                         2          B          B          B          B          B          B          B          B          B          B                MO        Primary    Refinance -                                                                              C        B       C        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3419      28997580                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3420      29006879                         Compliance Compliance    State         Misc. State    Nebraska Mortgage Bankers Registration and Licensing Act (Broker      Nebraska Mortgage Bankers Registration and Licensing Act:  Mortgage                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                NE        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level          Notice Not Provided)                                                  broker has received compensation from the borrower without providing                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        a written agreement to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
[redacted] [redacted] [redacted] 3420      29006883                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                NE        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3421      29003354                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3422      28989361                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3423      29003242                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Investment Refinance -                                                                              A        A       A        A      A          A          A        A        N/A         N/A     No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3424      28998796                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3425      28998963                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3425      29000630                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  Truth in Lending Act: Notice of Right to Cancel was not executed on                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                IN        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)                           the proper Model Form for a refinancing by the same creditor. The                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             [redacted] form was used, the [redacted] form should have been used.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 3426      29002178                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3427      29003939                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3427      29003955                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Borrower: [redacted] - VVOE/Third party verification of Income / Employment                                                                        Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 is missing                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3427      29004043                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted]Non Compliant                                  Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3427      29004044                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA [redacted]appraisal Rule (Dodd-Frank [redacted]): Safe Harbor                                                                                                                                                       Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          B          A          B          A          B          A          B          A          B          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3427      29004045                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA [redacted]Appraisal Rule (Dodd-Frank [redacted]): Appraisal not                                                                                                                                                     Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             obtained by physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3427      29004046                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       Missing vvoe dated within [redacted]business days of the Note date.                                                                                Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3427      29004048                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan           Missing vvoe dated within [redacted]business days of the Note date,                                                                                Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Designation of Higher Priced QM ([redacted]) does not match Due       resulting in a loan designation of QM ([redacted]) Risk.                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Diligence Loan Designation of QM ([redacted]) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3427      29004050                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted]business days   -                                                                                                                                                                                                                        Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3427      29004053                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Verification of Employment / Income, VVOE not provided                                                                                             Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3427      29004143                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           VVOE not provided.                                                                                                                                 Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3428      29002905                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3429      29002845                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3430      28997178                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3431      28998089                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3431      28998140                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance  A preliminary or final title policy was not provided to support evidence of                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       A        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                endorsements not obtained for home equity loan.  The loan file does   T-42 or T-42.1 endorsements.                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        not evidence the Title Policy includes the Texas T-42 endorsement or                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                                         QM
                                                                                                                                                                                                        the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        equity loan.)
[redacted] [redacted] [redacted] 3431      28998148                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Texas Constitution Section 50(a)(6): Final Itemized disclosure of                                                                                                                                                        Reviewer Comment (2023-09-06): Verified CD delivered to borrower within timing requirements. Exception   09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Refund or credit the borrower $1,000 and offer the borrower the right to   C        B       A        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                   Provided)                                                             fees, points, costs and charges not provided to borrower at least one                                                                                                                                                    is clear.                                                                                                                                                                                                                                                                                     Cash-out -    refinance the extension of credit for the remaining term of the loan at no                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        (1) business day prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other         cost to the borrower on the same terms, including interest, as the                                                                                              QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             original extension of credit with any modifications necessary to comply                                                                                         (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): Borrower esigned CD 7/19 loan closed 8/1, no CD was produced in between.                                                                                                                                                                                                       with this section or on terms on which the borrower and the lender or
                                                                                                                                                                                                                                                                                                                                                                                                                                 This finding is invalid                                                                                                                                                                                                                                                                                     holder otherwise agree.
[redacted] [redacted] [redacted] 3432      29002963                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3432      29003016                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of 15.34165%                                                                                                                                                    Reviewer Comment (2023-09-07): Proof of receipt provided. Exception is clear.                            09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         or Final Disclosure APR of 15.34800% is equal to or greater than the                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        threshold of APOR 6.86% + 3.5%, or 10.36000%.  Non-Compliant Higher                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other
                                                                                                                                                                                                        Priced Mortgage Loan.                                                                                                                                                                                                    Seller Comment (2023-09-07): Appraisal Receipt Form uploaded
[redacted] [redacted] [redacted] 3432      29003017                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of   TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide  File does not contain evidence that the borrower acknowledged receiving a                                                                          Reviewer Comment (2023-09-07): Proof of receipt provided. Exception is clear.                            09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Appraisal to Consumer)                                                a copy of each valuation to applicant three (3) business days prior   copy of the appraisal report 3 days prior to closing.                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                        to consummation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): Appraisal Receipt Form uploaded
[redacted] [redacted] [redacted] 3433      28999201                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3434      28998932                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3435      29001020                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3435      29001518                         Credit     Hazard        Document      Hazard         Hazard Insurance policy does not list Lender or Servicer and its                                                                                                                                                                                                                               Reviewer Comment (2023-09-06): Mortgagee provided. Exception is clear.                                   09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Insurance     Error         Insurance      successors and assigns, per guideline requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): HOI with ISAOA
[redacted] [redacted] [redacted] 3435      29006745                         Credit     Credit        Credit        Guideline      Missing Document: Verification of Rent (VOR) / Verification of                                                                              Loan file is missing the required mortgage history for the first mortgage                                                                          Reviewer Comment (2023-09-06): Pay history provided. Exception is clear.                                 09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Documentation                Mortgage (VOM) not provided                                                                                                                 on the subject property to verify satisfactory payment history.                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): VOM
[redacted] [redacted] [redacted] 3435      29006767                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Waterfall finding due to the missing VOM for the borrower's current first                                                                          Reviewer Comment (2023-09-06): Pay history provided. Exception is clear.                                 09/06/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.     mortgage on the subject property.                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3435      29006768                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - ATR Impact                                     Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies Waterfall finding due to the missing VOM for the borrower's current first                                                                          Reviewer Comment (2023-09-06): Pay history provided. Exception is clear.                                 09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         which could result in a risk to the borrower's ability to repay.      mortgage on the subject property.                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                        (Exception is eligible to be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
[redacted] [redacted] [redacted] 3435      29006769                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  Waterfall finding due to the missing VOM for the borrower's current first                                                                          Reviewer Comment (2023-09-06): [Redacted] provided. Exception is clear.                                  09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                   mortgage on the subject property.                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3435      29006770                         Credit     Credit        AUS           Guideline      [Redacted] Findings: All conditions were not met                                                                                            Loan file is missing the required [Redacted]for the first mortgage on the                                                                          Reviewer Comment (2023-09-06): Pay history provided. Exception is clear.                                 09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Discrepancy /                                                                                                                                                            subject property to verify [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                     Discrepancy
[redacted] [redacted] [redacted] 3436      29003415                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3436      29003497                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - W-2                   Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W- A verbal verification of employment is missing for both the Borrower and                                                                           Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         2 employment status using reasonably reliable third-party records.    Co-Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3436      29003498                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - W-2                   Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W- A verbal verification of employment is missing for both the Borrower and                                                                           Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         2 employment status using reasonably reliable third-party records.    Co-Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3436      29003500                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of           APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]%                                                                          Reviewer Comment (2023-09-07): Rate set date has been updated from compliance report. Exception is       09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     is equal to or greater than the threshold of APOR [redacted]% +                                                                                    clear.                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or      [redacted]%, or [redacted]%.Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                           Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3436      29003501                         Compliance Compliance    Federal       ATR/QM Defect  QM (APOR) Threshold Fail                                              Qualified Mortgage: QM APR on subject loan of [redacted]% is equal to QM APR on subject loan of [redacted]% is equal to or greater than the                                                                              Reviewer Comment (2023-09-07): Rate set date has been updated from compliance report. Exception is       09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         or greater than the threshold of  [redacted]%.                        threshold of [redacted]%.                                                                                                                          clear.                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3436      29003535                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Originator Loan Designation of [redacted] does not match Due Diligence Loan                                                                        Reviewer Comment (2023-09-07): Rate set date has been updated from compliance report. Exception is       09/07/2023                       1          B          A          C          A          B          A          C          A          B          A                VA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         [redacted] does not match Due Diligence Loan Designation of ATR Fail. Designation of ATR Fail due to insufficient income documentation. A verbal                                                                         clear.                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              verification of employment is missing for both the Borrower and Co-                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3436      29003537                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements                                                                                                                                                     Reviewer Comment (2023-09-07): Rate set date has been updated from compliance report. Exception is       09/07/2023                       1          B          A          B          A          B          A          B          A          B          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         not satisfied.                                                                                                                                                                                                           clear.                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3436      29003538                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by Appraisal not obtained by physical visit to property.                                                                                              Reviewer Comment (2023-09-07): Rate set date has been updated from compliance report. Exception is       09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                              clear.                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3436      29003541                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          ATR Fail due to insufficient income documentation. A verbal verification of                                                                        Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           employment is missing for both the Borrower and Co-Borrower.                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3436      29003542                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                     A verbal verification of employment is missing for both the Borrower and                                                                           Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                Co-Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3436      29003543                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                     A verbal verification of employment is missing for both the Borrower and                                                                           Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                Co-Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3436      29003545                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     A verbal verification of employment is missing for both the Borrower and                                                                           Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 Co-Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3436      29004516                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies  ATR Fail due to insufficient income documentation. A verbal verification of                                                                        Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         related to income and/or asset doc requirements which could result in employment is missing for both the Borrower and Co-Borrower.                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        a risk to the borrower's ability to repay.  (Exception is eligible to                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (APOR)
[redacted] [redacted] [redacted] 3436      29004521                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  A verbal verification of employment is missing for both the Borrower and                                                                           Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 Co-Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3436      29004536                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  ATR Fail due to insufficient income documentation. A verbal verification of                                                                        Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         more guideline components, the loan is at ATR risk.                   employment is missing for both the Borrower and Co-Borrower.                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3436      29011828                         Compliance Compliance    Federal       Missing Non-   (Missing Data) Last Rate Set Date                                     Last Date Rate Set and Initial Rate Lock Date not provided.  Worst                                                                                                                                                       Reviewer Comment (2023-09-07): Rate set date has been updated from compliance report. Exception is       09/07/2023                       1          B          A          B          A          B          A          B          A          B          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance    Required Data                                                                        Case Scenario between Creditor Application Date and Transaction Date                                                                                                                                                     clear.                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3437      29006739                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3438      29003244                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3438      29003284                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                     VVOE provided is [redacted] days prior to the Note date.                                                                                           Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-05): VVOE
[redacted] [redacted] [redacted] 3438      29003285                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                     VVOE provided is [redacted] days prior to the Note date.                                                                                           Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3438      29004347                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  VVOE's provided are dated [redacted] which is greater than [redacted] days                                                                         Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 prior to the Note date.                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3438      29004356                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation The VVOE(s) within [redacted] business days of the Note date are missing                                                                           Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         of Non QM does not match Due Diligence Loan Designation of ATR Risk.  from the file, causing the loan to waterfall through the QM Testing,                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                              resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                     Other
[redacted] [redacted] [redacted] 3438      29004357                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay (Dodd-Frank [redacted]): There are guideline         The VVOE(s) within [redacted] business days of the Note date are missing.                                                                          Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         deficiencies related to income and/or asset doc requirements which    VVOE(s) provided are [redacted] days prior to the Note date.                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                        could result in a risk to the borrower's ability to repay.                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                                                                                        (Exception is eligible to be regraded with compensating factors.)
[redacted] [redacted] [redacted] 3438      29004386                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank [redacted]): Based on the loan failing   The VVOE(s) within [redacted]business days of the Note date are missing                                                                            Reviewer Comment (2023-09-05): VVOE provided. Exception is clear.                                        09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         one or more guideline components, the loan is at ATR risk.            from the file, causing the loan to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3439      29009251                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3440      29003488                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3441      29001643                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3442      29008856                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Investment Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      N/A     No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3442      29014242                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Guidelines indicate an AVM is not allowed for non-QM loans and the only                                                                            Reviewer Comment (2023-09-12): Loan Designation has been restated. Exception is clear.                   09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Investment Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      N/A     No
                                                                                                     Discrepancy /                                                                                                                                                            valuation in the loan file was an AVM.                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-12): As Loan is an Investment Property - this loan falls outside of the QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Guidelines. Please restate to N/A or Exempt from ATR

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-11): The Loan Designation provided by the client is Non-QM.  The SEQ Home
                                                                                                                                                                                                                                                                                                                                                                                                                                 Equity Matrix reflects that AVM's are not allowed on Non-QM loans.  An acceptable valuation product must be provided or the Loan Designation must be restated.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): Loan isn't non-qm. What are you looking for on this one?
[redacted] [redacted] [redacted] 3443      29001957                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3444      29003458                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3445      29006547                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3446      29003160                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3447      29003676                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3448      29003898                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3449      28998952                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3450      28997681                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3450      28997768                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          Texas Constitution Section 50(a)(6): The lender/Assignee cannot       A full appraisal is missing, the stated value was used.                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3450      28997769                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance  The provided title search document does not contain evidence that document                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                endorsements not obtained for home equity loan.  The loan file does   include Texas T-42 endorsement or the T-42.1 endorsement.                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        not evidence the Title Policy includes the Texas T-42 endorsement or                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        equity loan.)
[redacted] [redacted] [redacted] 3451      28999009                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                                          QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3452      28986600                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-28): Client acknowledges exception. This exception is for informational                              08/28/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3453      29008691                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3453      29009054                         Credit     Hazard        Document      Hazard         Hazard Insurance policy does not list Lender or Servicer and its                                                                                                                                                                                                                               Reviewer Comment (2023-09-07): Mortgagee provided. Exception is clear.                                   09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                NJ        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Non QM      Non QM  No
                                                                                       Insurance     Error         Insurance      successors and assigns, per guideline requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): HOI with mortgagee clause
[redacted] [redacted] [redacted] 3454      28998930                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3455      29002093                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3456      29009610                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3457      29001765                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                        Data Validated from Source Document.                                                                                                               Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted] compliance under the SFA [Redacted]Grid                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                  is outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3458      29008051                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3459      29003239                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3460      29002096                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay (Dodd-Frank [redacted]): There are guideline         The files is missing the verification of employment and paystub for                                                                                Reviewer Comment (2023-09-08): Income documents provided. Exception is clear.                            09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         deficiencies related to income and/or asset doc requirements which    [redacted]employer.                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        could result in a risk to the borrower's ability to repay.                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                                                                                        (Exception is eligible to be regraded with compensating factors.)                                                                                                                                                        Seller Comment (2023-09-08): VVOE and Paystubs uploaded
[redacted] [redacted] [redacted] 3460      29002097                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]Higher-Priced Mortgage Loan:  Borrower not provided with                                                                                                                                                       Reviewer Comment (2023-09-08): Disclosure was not provided. Exception remains open.                                                       2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): VVOE and Paystubs uploaded
[redacted] [redacted] [redacted] 3460      29002098                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                            Reviewer Comment (2023-09-08): Disclosure was not provided. Exception remains open.                                                       2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                          Seller Comment (2023-09-08): VVOE and Paystubs uploaded
[redacted] [redacted] [redacted] 3460      29002100                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank [redacted]): Originator Loan Designation Originator Loan Designation of Non QM does not match Due Diligence Loan                                                                            Reviewer Comment (2023-09-08): Income documents provided. Exception is clear.                            09/08/2023                       1          B          A          C          A          B          A          C          A          B          A                MD        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       C        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         of Non QM does not match Due Diligence Loan Designation of ATR Fail.  Designation due to missing the verification of employment and paystub for                                                                                                                                                                                                                                                                                                                                                                        Cash-out -
                                                                                                                                                                                                                                                                              [redacted]employer.                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): VVOE and Paystubs uploaded
[redacted] [redacted] [redacted] 3460      29002101                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - [redacted]            Ability to Repay (Dodd-Frank [redacted]): Unable to verify current    The files is missing the verification of employment and paystub for                                                                                Reviewer Comment (2023-09-08): Income documents provided. Exception is clear.                            09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         Wages/W-2 employment status using reasonably reliable                 [redacted]employer.                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                        [redacted]records.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): VVOE and Paystubs uploaded
[redacted] [redacted] [redacted] 3460      29002102                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank [redacted]): General Ability-to-Repay    The files is missing the verification of employment and paystub for                                                                                Reviewer Comment (2023-09-08): Income documents provided. Exception is clear.                            09/08/2023                       1          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           [redacted]employer.                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3460      29002103                         Credit     Income /      Income        Income /       Verification(s) of employment is not within [redacted] business days  -                                                                                                                                                                                                                        Reviewer Comment (2023-09-07): VVOE provided. Exception is clear.                                        09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): VVOE
[redacted] [redacted] [redacted] 3460      29002104                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  The files is missing the verification of employment and paystub for                                                                                Reviewer Comment (2023-09-08): Income documents provided. Exception is clear.                            09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 [redacted]employer.                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): VVOE and Paystubs uploaded
[redacted] [redacted] [redacted] 3460      29002105                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     The files is missing the verification of employment and paystub for                                                                                Reviewer Comment (2023-09-08): Income documents provided. Exception is clear.                            09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 [redacted] employer.                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3460      29002107                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3460      29002115                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay (Dodd-Frank [redacted]): Based on the loan failing   The files is missing the verification of employment and paystub for                                                                                Reviewer Comment (2023-09-08): Income documents provided. Exception is clear.                            09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                MD        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         one or more guideline components, the loan is at ATR risk.            [redacted]employer.                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): VVOE and Paystubs uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): [redacted]Paystubs
[redacted] [redacted] [redacted] 3461      28996703                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3462      29003200                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3463      29003743                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3463      29003952                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR Risk                               Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Loan Designation is waterfalling to ATR Risk due to missing verification of                                                                        Reviewer Comment (2023-09-06): VVOE provided. Exception is clear.                                        09/06/2023                       1          B          A          C          A          B          A          C          A          B          A                TX        Primary    Refinance -   Lender to provide updated ATR/QM Loan Designation                          C        B       C        A      C          B          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Risk.     employment dated within 10 business days of the note.                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3463      29003953                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies  Income Guideline Deficiency is due to the file missing Verification of                                                                             Reviewer Comment (2023-09-06): VVOE provided. Exception is clear.                                        09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         related to income and/or asset doc requirements which could result in Employment within 10 business days of the note                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        a risk to the borrower's ability to repay.  (Exception is eligible to                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                        be regraded with compensating factors.)
[redacted] [redacted] [redacted] 3463      29003954                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance  The loan is missing evidence that the T-42 endorsement or the T-42.1                                                                                                                                                                                                                         2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance    Level                                                                                endorsements not obtained for home equity loan.  The loan file does   endorsement were included                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    issuance, there is not an obvious remediation
                                                                                                                                                                                                        not evidence the Title Policy includes the Texas T-42 endorsement or                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other
                                                                                                                                                                                                        the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[redacted] [redacted] [redacted] 3463      29003960                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Income Guideline Deficiency is due to the file missing Verification of                                                                             Reviewer Comment (2023-09-06): VVOE provided. Exception is clear.                                        09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 Employment within 10 business days of the note                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): VVOE
[redacted] [redacted] [redacted] 3463      29003961                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     Income Guideline Deficiency is due to the file missing Verification of                                                                             Reviewer Comment (2023-09-06): VVOE provided. Exception is clear.                                        09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                       Employment within 10 business days of the note                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3463      29003962                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     Income Guideline Deficiency is due to the file missing Verification of                                                                             Reviewer Comment (2023-09-06): VVOE provided. Exception is clear.                                        09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                       Employment within 10 business days of the note                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3463      29003971                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay ([redacted]): Based on the loan failing one or more  Income Guideline Deficiency is due to the file missing Verification of                                                                             Reviewer Comment (2023-09-06): VVOE provided. Exception is clear.                                        09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         guideline components, the loan is at ATR risk.                        Employment within [redacted] business days of the note                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3464      29001427                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3465      29003612                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3465      29003639                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements  APR on subject loan of 11.43428% or Final Disclosure APR of 11.43900% is                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                FL        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         not satisfied.                                                        equal to or greater than the threshold of APOR 6.70% + 3.5%, or 10.20000%.                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                              Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                           Other
[redacted] [redacted] [redacted] 3466      28997323                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3467      28997544                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception.                                                                  08/30/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3468      29007852                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3469      29001349                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3470      28997884                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3471      28997982                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                AR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3472      28997993                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3473      28996243                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                OK        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3474      28997948                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3475      28995570                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception.                                                                  08/30/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3476      29001618                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3477      29009458                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3477      29014756                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Pension and retirement requires three year continuance to be verified,                                                                             Reviewer Comment (2023-09-11): Exception has been  cleared.  The guidelines do not require evidence of   09/11/2023                       1          B          A          C          A          B          A          C          A          B          A                OH        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation resulting in a loan designation of QM (APOR) Risk.                                                                                                 three years continuance for XXX /State pension income.                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): XXX's pension is XXXX see LOX

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-08): The 1099s provided in the file for the borrower does not verify that the annuity is from a military for government retirement as stated in the guidelines provided. The co-
                                                                                                                                                                                                                                                                                                                                                                                                                                 borrowers 1099 reflects pension received from the state therefore the continuance verification would be required.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): Uploaded LOX new

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): LOX uploaded
[redacted] [redacted] [redacted] 3477      29014757                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       Pension and retirement requires three year continuance to be verified,                                                                             Reviewer Comment (2023-09-11): Exception has been  cleared.  The guidelines do not require evidence of   09/11/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the                                                                                                                                                        three years continuance for XXX/State pension income.                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): XXX's pension is XXX see LOX

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): XXX

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-08): The 1099s provided in the file for the borrower does not verify that the annuity is from a military for government retirement as stated in the guidelines provided. The co-
                                                                                                                                                                                                                                                                                                                                                                                                                                 borrowers 1099 reflects pension received from the state therefore the continuance verification would be required.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): new lox uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): LOX uploaded
[redacted] [redacted] [redacted] 3477      29014758                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Pension and retirement requires three year continuance to be verified,                                                                             Reviewer Comment (2023-09-11): Exception has been  cleared.  The guidelines do not require evidence of   09/11/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                    three years continuance for XXX/State pension income.                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): XXX pension is XXX see LOX

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): XXX

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-08): The 1099s provided in the file for the borrower does not verify that the annuity is from a military for government retirement as stated in the guidelines provided. The co-
                                                                                                                                                                                                                                                                                                                                                                                                                                 borrowers 1099 reflects pension received from the state therefore the continuance verification would be required.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): new lox uploaded

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): LOX uploaded
[redacted] [redacted] [redacted] 3477      29014764                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Retirement and pension requires three year continuance to be verified.                                                                             Reviewer Comment (2023-09-11): Exception has been  cleared.  The guidelines do not require evidence of   09/11/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                                                                                                                                                                      three years continuance for XXX/State pension income.                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): XXX's pension is XXX see LOX

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-08): The 1099s provided in the file for the borrower does not verify that the annuity is from a military for government retirement as stated in the guidelines provided. The co-
                                                                                                                                                                                                                                                                                                                                                                                                                                 borrowers 1099 reflects pension received from the state therefore the continuance verification would be required.
[redacted] [redacted] [redacted] 3478      28993243                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3479      29008097                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3480      29000740                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted] compliance under the SFA [Redacted]is                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3481      29008869                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3481      29009246                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with                                                                                                                                                                                                                                                                                                2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3481      29009247                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3482      29003620                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Investment Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      N/A     No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3483      28996903                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                MO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3484      28997390                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3484      29009395                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA                                                                                                                                                                                                                                 Reviewer Comment (2023-09-07): PDI provided. Exception is clear.                                         09/07/2023                       1                     A                     A                     A                     A                     A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): No Damage                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3485      29002433                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3486      29003648                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3487      29001816                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3488      29007055                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3489      29003904                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3490      28997969                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception.                                                                  08/30/2023 3          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3491      29002904                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3492      28996533                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3493      29008666                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3494      28996564                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3495      29005768                         Compliance Compliance    State         Misc. State    Michigan CMPA Home Loan Toolkit Timing                                Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not     Home Loan Toolkit not provided to borrower within 3 business days of                                                                                                                                                                                                                         2          B          B          B          B          B          B          B          B          B          B                MI        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                provided to borrower within three (3) business days of application.   application.                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3495      29005776                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3496      29003156                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception.                                                                  09/07/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3497      29001024                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3498      29005203                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception.                                                                  09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3499      28999064                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3500      28995681                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3501      29007783                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3502      29008992                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]) compliance under the SFA [Redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3503      29002982                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3504      29003431                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3504      29003570                         Compliance Compliance    State         State Defect   Colorado Consumer Credit Code (Choice of Insurance and Cost of        Colorado Consumer Credit Code:  Borrower not provided a written                                                                                                                                                          Reviewer Comment (2023-09-08): Disclosure provided. Exception is clear.                                  09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Insurance Disclosure Not Provided)                                    statement setting forth the cost of homeowners insurance if obtained                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        from lender and that borrower may choose insurance provider.                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): Pages 33-35 of document package.
[redacted] [redacted] [redacted] 3505      28998746                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3506      29001923                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3507      29008798                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3507      29014290                         Credit     Loan Package  Application / Loan Package   [redacted] Disaster Issue: The most recent valuation inspection is                                                                                                                                                                                                                             Reviewer Comment (2023-09-07): PDI provided. Exception is clear.                                         09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Documentation  dated prior to the most recent[redacted] disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): No Damage                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3508      29003270                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3509      28999638                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3510      28995349                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt                                                                                                                                                                          QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3511      28999611                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3511      28999689                         Credit     Loan Package  Application / Missing        Missing Document: Approval not provided                                                                                                     No Evidence on Approval document in the file.                                                                                                      Reviewer Comment (2023-09-12): Exception has been cleared.  Approval was provided.                       09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                       Documentation Processing    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3511      28999738                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section [redacted] : The lender/Assignee                                                                                                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          C        B       C        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  cannot conclusively rely on the Value on Acknowledgement of Fair                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Market Value.  Test performed using stated value or other valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        method in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3511      28999739                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 5[redacted] : Acceptable FNMA title   The Title document does not evidence the Title Policy includes the                                                                                                                                                                                                                           2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan   [redacted] endorsement or the T[redacted]  endorsement.                                                                                                                                                                                                                                                                                                                                                                                          Cash-out -    issuance, there is not an obvious remediation                                                                                                       QM (APOR)   Harbor
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                                                                                                        [redacted] endorsement or the [redacted]  endorsement. (The loan is a                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                        [redacted] Section [redacted]  [redacted]  home equity loan.)
[redacted] [redacted] [redacted] 3511      28999751                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan           The provided loan designation is Safe Harbor QM(APOR), but a copy of the                                                                           Reviewer Comment (2023-09-12): Exception has been cleared.  Approval was provided.                       09/12/2023                       1          B          A          C          A          B          A          C          A          B          A                TX        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        B       C        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Designation of Safe Harbor QM (APOR) does not match Due Diligence     Approval is missing which resulted in a calculated Due Diligence Loan                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        Loan Designation of QM (APOR) Fail.                                   Designation of  QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                  Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3511      28999752                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Loan Approval                                    General QM: Missing loan approval; General QM testing is incomplete.  No Evidence of Approval document in this file.                                                                                                     Reviewer Comment (2023-09-12): Exception has been cleared.  Approval was provided.                       09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): Underwriting worksheet                                                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
[redacted] [redacted] [redacted] 3511      28999762                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold)        [redacted] Constitution[redacted] : CLTV of [redacted]% exceeds       As per deal requirement Guidelines/Approval CLTV is updated                                                                                        Reviewer Comment (2023-09-12): Exception has been cleared.  Balance from[redacted]  credit report        09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -   Send the borrower a written acknowledgement that the lien is valid only in C        B       C        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         [redacted]% of $[redacted] (the value reflected on the valuation).                                                                                                                                                       entered as opposed to the[redacted]  statement.                                                                                                                                                                                                                                               Cash-out -    the amount that the extension of credit does not exceed the CLTV of 80%.                                                                            QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-12): Our compliance ease shows a CLTV of [redacted] %, please find page
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted] attached
[redacted] [redacted] [redacted] 3511      29001270                         Credit     Credit        AUS           Guideline      AUS/Guideline Findings: All conditions were not met                                                                                         Loan Approval is not in the file.                                                                                                                  Reviewer Comment (2023-09-12): Exception has been cleared.  Approval has been provided.                  09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Discrepancy /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3511      29001308                         Compliance Compliance    Federal       ATR/QM Defect  Guideline Deficiency - QM Impact                                      General QM:  There are guideline deficiencies which could result in a A copy of the Approval is missing.                                                                                                                 Reviewer Comment (2023-09-12): Exception has been cleared.  Approval was provided.                       09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         risk to the borrower's ability to repay.  (Exception is eligible to                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3511      29001312                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Loan Approval is not in the file.                                                                                                                  Reviewer Comment (2023-09-12): Exception has been cleared.  Approval was provided.                       09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                TX        Primary    Refinance -                                                                              C        B       C        A      C          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3511      29002717                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section[redacted] ): [redacted] prohibits                                                                                                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         C        B       C        A      C          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level                                                                                other debt secured by the homestead unless the purpose of additional                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          QM (APOR)   Harbor
                                                                                                                                                                                                        debt is one described under[redacted]) or [redacted]). Unable to                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other         interest and other obligations will be abated so long as the prior                                                                                              QM
                                                                                                                                                                                                        determine purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3512      29005934                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Debt
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3513      29007695                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3514      29005452                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3514      29005478                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          Right to Cancel form expired [redacted], prior to [redacted] business days                                                                         Reviewer Comment (2023-09-12): Exception has been cleared.  Loan closed and final CD was signed          09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       A        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted], prior to three ([redacted]) business days from            from transaction date of [redacted].                                                                                                               [redacted].                                                                                                                                                                                                                                                                                   Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                             transaction date of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other
                                                                                                                   Incorrect,
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Seller Comment (2023-09-11): Loan signed [redacted], RTC ends [redacted], loan disbursed [redacted].
                                                                                                                   and/or                                                                                                                                                                                                                                                                                                        This is all valid. Please elaborate on the condition, as is, its seems to be invalid.
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 3514      29005479                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    Right to Cancel form expired [redacted], prior to [redacted] business days                                                                         Reviewer Comment (2023-09-12): Exception has been cleared.  Loan closed and final CD was signed          09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       A        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                     from transaction date of [redacted].                                                                                                               [redacted].                                                                                                                                                                                                                                                                                   Cash-out -    Delivery, and Re-open Rescission using the correct model form
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other
                                                                                                                   Incorrect,
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Seller Comment (2023-09-11): Loan signed [redacted], RTC ends [redacted], loan disbursed [redacted].
                                                                                                                   and/or                                                                                                                                                                                                                                                                                                        This is all valid. Please elaborate on the condition, as is, its seems to be invalid.
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 3515      28997514                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3516      29002132                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3517      29005836                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3518      29007317                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3519      28998072                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception.                                                                  08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3520      28998213                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3521      29001862                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3522      29002054                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3523      29000418                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                WI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3524      29003141                         Compliance TRID          Transaction   TRID           [Redacted] A limited compliance review scope was performed on this                                                                                                                                                                                                                             Reviewer Comment (2023-09-07): Client acknowledges exception.                                                                  09/07/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted] compliance under the SFA[Redacted]is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3524      29003173                         Compliance Compliance    State         State Defect   Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided)     [Redacted]Consumer Credit Code: Co-signer/guarantor signed the        File is missing copy of [Redacted]                                                                                                                 Reviewer Comment (2023-09-08): There is not a CoSigner on the loan.                                      09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [Redacted] without receiving a written notice that informs them of                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        their obligations under the loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3524      29003174                         Compliance Compliance    State         State Defect   Colorado Consumer Credit Code (Choice of Insurance and Cost of        [Redacted] Consumer Credit Code:  Borrower not provided a written     File is missing copy of C [Redacted]                                                                                                               Reviewer Comment (2023-09-08): Exeption has been cleared.  Insurance was not obtained from the lender.   09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Insurance Disclosure Not Provided)                                    statement setting forth the cost of [Redacted]if obtained from lender                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        and that borrower may choose insurance provider.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3525      28998859                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3526      29007691                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3526      29007745                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section 50(a)(6): Acceptable [redacted]       [redacted]  title insurance endorsements not obtained for [redacted]  loan.                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                title insurance endorsements not obtained for [redacted]  loan.  The  The loan file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                         Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        loan file does not evidence the Title Policy includes the [redacted]  T-42 endorsement or the T-42.1 endorsement. (The loan is a [redacted]                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        T-42 endorsement or the T-42.1 endorsement. (The loan is a [redacted] Section 50 (a)(6)[redacted] loan.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                        Section 50 (a)(6) [redacted]  loan.)
[redacted] [redacted] [redacted] 3527      29002934                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3528      28998989                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3529      29007902                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3530      29003335                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3530      29015190                         Compliance Compliance    Federal       Federal HPML   Federal HPML [redacted] Non Compliant                                 Federal Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                              Reviewer Comment (2023-09-08): [redacted] issue resolved. Exception is clear.                            09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3530      29015191                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank [redacted]): Safe Harbor                                                                                                                                                            Reviewer Comment (2023-09-08): [redacted] issue resolved. Exception is clear.                            09/08/2023                       1          B          A          B          A          B          A          B          A          B          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3530      29015192                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank [redacted]): Appraisal not                                                                                                                                                          Reviewer Comment (2023-09-08): [redacted] issue resolved. Exception is clear.                            09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             obtained by physical visit to property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): Loan amount is $[redacted] [redacted] is acceptable. APR < APOR                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 +[redacted]%
[redacted] [redacted] [redacted] 3530      29015193                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor and QM DTIs match and both moderately   General QM: The DTI calculated in accordance with the Lenders         The calculated [redacted] exceeds max allowable dti of [redacted]% due to                                                                          Reviewer Comment (2023-09-08): Qualification method was updated. Exception is clear.                     09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   exceed Guidelines                                                     Guidelines and [redacted] of [redacted]% moderately exceeds the       less rental income being calculated in review.                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        guideline maximum of [redacted]%. (DTI Exception is eligible to be                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        regraded with compensating factors.)                                                                                                                                                                                     Seller Comment (2023-09-08): Rental loss of $[redacted] was calculated according to guidelines. Provide                                                                                                                                                                                                                                                                                                                                                                     (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 details on the discrepancy between rental income calculations.
[redacted] [redacted] [redacted] 3530      29015195                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank [redacted]): Originator Loan           The calculated [redacted] exceeds max allowable dti of [redacted]%,                                                                                Reviewer Comment (2023-09-08): [redacted] issue resolved. Exception is clear.                            09/08/2023                       1          B          A          C          A          B          A          C          A          B          A                FL        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Designation of Higher Priced QM ([redacted]) does not match Due       resulting in a loan designation of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Diligence Loan Designation of QM ([redacted]) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3530      29015228                         Credit     Credit        AUS           Guideline      Guideline Requirement: Investor qualifying total debt ratio                                                                                 The [redacted] exceeds max of [redacted]% due to less rental income being                                                                          Reviewer Comment (2023-09-08): Qualification method was updated. Exception is clear.                     09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Discrepancy /                discrepancy.                                                                                                                                calculated in review.                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                     Guidelines                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                     Discrepancy                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3530      29015236                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing [redacted] or more guideline    The [redacted] exceeds max of [redacted]% due to less rental income being                                                                          Reviewer Comment (2023-09-08): [redacted] issue resolved. Exception is clear.                            09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at [redacted] risk.                           calculated in review.                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3531      28996184                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3532      29004364                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3533      29004063                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3533      29004132                         Compliance Compliance    State         State Defect   Colorado Consumer Credit Code (Choice of Insurance and Cost of        [redacted]  Consumer Credit Code:  Borrower not provided a written                                                                                                                                                       Reviewer Comment (2023-09-08): Disclosure provided. Exception is clear.                                  09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                CO        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Insurance Disclosure Not Provided)                                    statement setting forth the cost of homeowners insurance if obtained                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -
                                                                                                                                                                                                        from lender and that borrower may choose insurance provider.                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): included in initial disclosures previously provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-07): For insurance against loss of or damage to property or against liability, a lender must furnish a clear and specific statement in writing to the consumer setting forth the cost of the insurance if obtained from the lender and stating that the consumer may choose the person through whom the insurance is to be obtained.
                                                                                                                                                                                                                                                                                                                                                                                                                                 Colo. Rev. Stat. [redacted]  . Disclosure provided does not include the required information. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-07): [redacted]  [redacted]   Insurance Disclosure uploaded
[redacted] [redacted] [redacted] 3534      29000533                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3535      29002110                         Compliance Compliance    Federal       Missing        Notice of Special Flood Hazard Disclosure Not Provided Timely         FDPA Notification Rule: Creditor did not provide a Notice of Special  Notice of Special Flood Hazard Disclosure required to be delivered to the                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                LA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Compliance    Disclosure                                                                           Flood Hazard Disclosure within a reasonable time prior to closing.    borrower with in 10 business days prior to closing.                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3535      29002113                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                LA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]compliance under the SFA [Redacted] Grid                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  is outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                                         QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3536      28997613                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3537      28995509                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception.                                                                  08/30/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3538      29007269                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception.                                                                  09/07/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3538      29007309                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted]Higher-Priced Mortgage Loan:  Borrower not provided with    [redacted]HPML Disclosure is not located in file.                                                                                                                                                                                                                                            2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-                                                                            Priced QM   Priced
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.                                                                                                                                       (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3538      29007310                         Compliance Compliance    State         State HPML     [redacted]HPML Threshold Test Non-Compliant                           [redacted]Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3539      29002856                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3540      29003144                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3540      29003152                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                endorsements not obtained for home equity loan.  The loan file does                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        not evidence the Title Policy includes the Texas T-42 endorsement or                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        equity loan.)
[redacted] [redacted] [redacted] 3540      29004592                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        [redacted] Constitution Section 50(a)(6): [redacted] 50(a)(6)                                                                                                                                                                                                                                                                                                      2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                prohibits other debt secured by the [redacted]unless the purpose of                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        additional debt is one described under[redacted] 50(a)(1)-(5) or (8).                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        Unable to determine purpose of additional debt secured by the                                                                                                                                                                                                                                                                                                                                                                                                                                                                        50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
                                                                                                                                                                                                        homestead.
[redacted] [redacted] [redacted] 3541      29002783                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3542      28998926                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3542      28998938                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                endorsements not obtained for home equity loan.  The loan file does                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        not evidence the Title Policy includes the Texas T-42 endorsement or                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        equity loan.)
[redacted] [redacted] [redacted] 3543      29002123                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3544      29004393                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Compliant                              [redacted] Higher-Priced Mortgage Loan: APR on subject loan of        The Due Diligence calculated APR of [redacted]% exceeds the threshold of                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                MA        Primary    Refinance -   No obvious cure                                                            B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or     APR [redacted]%.  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        greater than the threshold of APOR [redacted] % + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]%  Compliant Higher Priced Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3544      29004398                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                MA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3545      29004628                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3546      29008207                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted] compliance under the SFA [Redacted]                                                                                                                                                                                                                              purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Grid is outside of scope with the exception of specifically                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                  enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3547      28998200                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                WA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3548      29008600                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3549      29007040                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3550      29003232                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3551      29003205                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3552      28996004                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3553      29007292                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3554      29007235                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3554      29007334                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance  The file is missing Texas Cash-out Endorsements.                                                                                                                                                                                                                                             2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                endorsements not obtained for home equity loan.  The loan file does                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        not evidence the Title Policy includes the Texas T-42 endorsement or                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        equity loan.)
[redacted] [redacted] [redacted] 3554      29013938                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan  (Other Debt)                        Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Confirm whether additional debt on the subject property is a Texas         B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level                                                                                secured by the homestead unless the purpose of additional debt is one                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -    50(a)(6) or 50(a)(7) prior to Remediating.  Notify consumer the accrual of                                                                          Priced QM   Priced
                                                                                                                                                                                                        described under TX 50(a)(1)-(5) or (8). Unable to determine purpose                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         interest and other obligations will be abated so long as the prior                                                                                  (APOR)      QM
                                                                                                                                                                                                        of additional debt secured by the homestead.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         50(a)(6) or (7) is secured by the homestead                                                                                                                     (APOR)
[redacted] [redacted] [redacted] 3555      29003770                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception.  This exception is for informational                             09/05/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3556      29003180                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                MI        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3557      29003615                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted]compliance under the SFA [Redacted] is                                                                                                                                                                                                                            purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3558      28995668                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                MS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3559      29004834                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3560      28999231                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3561      29007038                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3562      29003128                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                DE        Second     Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                          Home       Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3562      29003136                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    Originator Loan Designation of Non QM does not match Due Diligence Loan                                                                            Reviewer Comment (2023-09-11): Exception has been cleared.  A VVOE was provided.                         09/11/2023                       1          B          A          C          A          B          A          C          A          B          A                DE        Second     Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Fail.     Designation due to missing Verification of Employment document.                                                                                                                                                                                                                                                                                                                                                                       Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3562      29003137                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - Commission            Ability to Repay (Dodd-Frank 2014): Unable to verify current          Loan file is missing verification of borrower's employment within 10                                                                               Reviewer Comment (2023-09-11): Exception has been cleared.  A VVOE was provided.                         09/11/2023                       1          C          A          C          A          C          A          C          A          C          A                DE        Second     Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         Commission employment status using reasonably reliable third-party    business days of the Note date.                                                                                                                                                                                                                                                                                                                                                                                                       Home       Cash-out -
                                                                                                                                                                                                        records.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3562      29003138                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          Loan file is missing verification of borrower's employment within 10                                                                               Reviewer Comment (2023-09-11): Exception has been cleared.  A VVOE was provided.                         09/11/2023                       1          A          A          A          A          A          A          A          A          A          A                DE        Second     Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           business days of the Note date.                                                                                                                                                                                                                                                                                                                                                                                                       Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3562      29003140                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     Verification of employment is not provided within 10 business days of the                                                                          Reviewer Comment (2023-09-11): Exception has been cleared.  A VVOE was provided.                         09/11/2023                       1          C          A          C          A          C          A          C          A          C          A                DE        Second     Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                       Note.                                                                                                                                                                                                                                                                                                                                                                                                                                 Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): VVOE
[redacted] [redacted] [redacted] 3562      29004477                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - ATR Impact                        Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies  File is missing Verification of Employment documents for the Borrower.                                                                             Reviewer Comment (2023-09-11): Exception has been cleared.  A VVOE was provided.                         09/11/2023                       1          C          A          C          A          C          A          C          A          C          A                DE        Second     Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         related to income and/or asset doc requirements which could result in                                                                                                                                                                                                                                                                                                                                                                                                                                       Home       Cash-out -
                                                                                                                                                                                                        a risk to the borrower's ability to repay.  (Exception is eligible to                                                                                                                                                                                                                                                                                                                                                                                                                                                  Other
                                                                                                                                                                                                        be regraded with compensating factors.)
[redacted] [redacted] [redacted] 3562      29004478                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  File is missing Verification of Employment documents for the Borrower.                                                                             Reviewer Comment (2023-09-11): Exception has been cleared.  A VVOE was provided.                         09/11/2023                       1          C          A          C          A          C          A          C          A          C          A                DE        Second     Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3562      29005213                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Investor Guidelines                Ability to Repay ([redacted]): Based on the loan failing one or more  File is missing Verification of Employment documents for the Borrower.                                                                             Reviewer Comment (2023-09-11): Exception has been cleared.  A VVOE was provided.                         09/11/2023                       1          C          A          C          A          C          A          C          A          C          A                DE        Second     Refinance -                                                                              C        A       C        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                              Home       Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
[redacted] [redacted] [redacted] 3563      28998415                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for information purposes                       08/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 only and does not impact grading.                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Debt                                                                                                                                                                          QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3564      29003994                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3565      28997468                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                AL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3566      29002852                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]  TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3567      29003184                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3568      29006536                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception.                                                                  09/07/2023 3          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3568      29006549                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Verbal Verification of Employment for B and H Wholesale Employer is                                                                                Reviewer Comment (2023-09-12): Exception has been cleared.  VVOE was provided for each Borrower.         09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 Missing.                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): VVOE                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3568      29006556                         Credit     Income /      Income        Income /       Income Docs Missing:                                                  -                                                                     Verbal Verification of Employment for Presbyterian Employer is Missing.                                                                            Reviewer Comment (2023-09-12): Exception has been cleared.  VVOE was provided for each Borrower.         09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3568      29006667                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Verbal Verification of Employment for B and H Wholesale and Presbyterian                                                                           Reviewer Comment (2023-09-12): Exception has been cleared.  VVOE was provided for each Borrower.         09/12/2023                       1          B          A          C          A          B          A          C          A          B          A                NM        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation Employer are Missing.                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3568      29006668                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       Verbal Verification of Employment for B and H Wholesale and Presbyterian                                                                           Reviewer Comment (2023-09-12): Exception has been cleared.  VVOE was provided for each Borrower.         09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     Employer are Missing.                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (APOR)
[redacted] [redacted] [redacted] 3568      29006675                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Verbal Verification of Employment for B and H Wholesale and Presbyterian                                                                           Reviewer Comment (2023-09-12): Exception has been cleared.  VVOE was provided for each Borrower.         09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment                                                                                                                                                 Employer are Missing.                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3568      29006676                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     Verbal Verification of Employment for B and H Wholesale Employer is                                                                                Reviewer Comment (2023-09-12): Exception has been cleared.  VVOE was provided for each Borrower.         09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                       Missing.                                                                                                                                                                                                                                                                                                                                                                                                                                         Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3568      29006677                         Credit     Income /      Income        Income /       Verification(s) of employment is not within 10 business days of the   -                                                                     Verbal Verification of Employment for Presbyterian Employer is Missing.                                                                            Reviewer Comment (2023-09-12): Exception has been cleared.  VVOE was provided for each Borrower.         09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Employment    Documentation Employment     Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3568      29006901                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Investor Guidelines Violation                    General QM: Based on the loan failing one or more guideline           Verbal Verification of Employment for B and H Wholesale and Presbyterian                                                                           Reviewer Comment (2023-09-12): Exception has been cleared.  VVOE was provided for each Borrower.         09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                NM        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         components, the loan is at QM risk.                                   Employer are Missing.                                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3569      28996367                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3570      29009444                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3571      29004948                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3572      28996228                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3573      28998993                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3573      29001288                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Loan Designation determined to be QM (APOR) Risk due to missing income                                                                             Reviewer Comment (2023-09-06): Documents provided. Exception is clear.                                   09/06/2023                       1          B          A          C          A          B          A          C          A          B          A                CA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance                                                                                         Safe Harbor QM (APOR) does not match Due Diligence Loan Designation   documentation.                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        of QM (APOR) Risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): Pension Statement for XXXX uploaded. The XXXXXXXXXX,                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 provided for as long as they live
[redacted] [redacted] [redacted] 3573      29001289                         Compliance Compliance    Federal       ATR/QM Defect  Income/Asset Guideline Deficiency - QM Impact                         General QM:  There are guideline deficiencies related to income       Co-borrower has multiple pension income streams that does not have evidence                                                                        Reviewer Comment (2023-09-06): Documents provided. Exception is clear.                                   09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         and/or asset doc requirements which could result in a risk to the     of 3 years continuance as required by the guidelines provided in the file.                                                                                                                                                                                                                                                                                                                                                                       Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                        borrower's ability to repay.  (Exception is eligible to be regraded                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                                                                                                        with compensating factors.)                                                                                                                                                                                              Seller Comment (2023-09-06): Pension Statement for XXXX uploaded. The XXXXXXXXXX,                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 provided for as long as they live
[redacted] [redacted] [redacted] 3573      29001291                         Credit     Income /      Income        Income /       Income documentation requirements not met.                                                                                                  Evidence of 3 years continuance required per the guidelines for the co-                                                                            Reviewer Comment (2023-09-06): Documents provided. Exception is clear.                                   09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                       Employment    Documentation Employment                                                                                                                                                 borrowers two pension income streams.                                                                                                                                                                                                                                                                                                                                                                                                            Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): Pension Statement for XXXX uploaded. The XXXXXXXXXX,                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 provided for as long as they live
[redacted] [redacted] [redacted] 3573      29001298                         Compliance Compliance    Federal       ATR/QM Defect  General[redacted]Provision Investor Guidelines Violation              General [redacted]: Based on the loan failing one or more guideline   Evidence of[redacted] years continuance required for pension income and was                                                                        Reviewer Comment (2023-09-06): Documents provided. Exception is clear.                                   09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Compliance                                                                                         components, the loan is at [redacted] risk.                           not provided for the co-borrower.                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): Pension Statement for XXXX uploaded. The XXXXXXXXXX,                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 provided for as long as they live
[redacted] [redacted] [redacted] 3574      28997701                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3575      29004701                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3576      29005561                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3577      28997022                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section[redacted]: The lender/Assignee cannot                                                                                                                                                                                                                                                                                              2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3577      28997061                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3577      28997423                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted]Constitution Section[redacted] : Acceptable FNMA title                                                                                                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted]  endorsement or the [redacted]  endorsement. (The loan is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        a [redacted] Section [redacted] home equity loan.)
[redacted] [redacted] [redacted] 3578      29007252                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3579      28996468                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3580      29009016                         Compliance Compliance    State         State HPML     (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan          [redacted] Higher-Priced Mortgage Loan:  Borrower not provided with   No evidence in the loan file the Borrower was provided with written                                                                                                                                                                                                                          2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -   Lender attestation indicating that (1) the borrower did not qualify for    B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)    written disclosure of non-higher priced loans otherwise qualified     disclosure of non-higher priced loans otherwise qualified for.                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -    any non-higher-priced loans or (2) the lender does not offer non-higher-
                                                                                                                                                                                                        for.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other         priced loans.
[redacted] [redacted] [redacted] 3580      29009017                         Compliance Compliance    State         State HPML     [redacted] HPML Threshold Test Non-Compliant                          [redacted] Higher-Priced Mortgage Loan: APR on subject loan of                                                                                                                                                                                                                                                                                                     2          B          B          B          B          B          B          B          B          B          B                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         [redacted]% or Final Disclosure APR of [redacted]% is equal to or                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                        greater than the threshold of APOR [redacted]% + [redacted]%, or                                                                                                                                                                                                                                                                                                                                                                                                                                                       Other
                                                                                                                                                                                                        [redacted]%.  Non-Compliant Higher Priced Loan.
[redacted] [redacted] [redacted] 3580      29009025                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3581      29007568                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3582      28998887                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3583      29008277                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3584      28998868                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-31): Client acknowledges exception. This exception is for informational                              08/31/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Rate/Term                                                                                                                                                         Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3585      28998662                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception.                                                                  09/06/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3585      28998684                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section [redacted]: The lender/Assignee       Acceptable [redacted] [redacted]is in file.                                                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  cannot conclusively rely on the Value on Acknowledgement of Fair                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Market Value.  Test performed using stated value or other valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        method in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3585      28998685                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted] Constitution Section [redacted]: Acceptable [redacted]                                                                                                                                                                                                                                                                                                  2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                title insurance endorsements not obtained for home equity loan.  The                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        loan file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted] endorsement or the [redacted] endorsement. (The loan is a                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        [redacted] Section [redacted] home equity loan.)
[redacted] [redacted] [redacted] 3585      28998686                         Compliance Compliance    State         State Defect   (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice   [redacted] Constitution Section [redacted]: Revised Notice Concerning [redacted] Constitution Section [redacted]: Revised Notice Concerning                                                                                                                                                                                                                        2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   Refund or credit the borrower $1,000 and offer the borrower the right to   B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                   Concerning Extensions of Credit Not Provided)                         Extensions of Credit Disclosure dated less than [redacted] days prior Extensions of Credit Disclosure dated less than [redacted] days prior to                                                                                                                                                                                                                                                                                                                                                                         Cash-out -    refinance the extension of credit for the remaining term of the loan at no                                                                          Priced QM   Priced
                                                                                                                                                                                                        to closing, however file includes a signed acknowledgment stating     closing, however file includes a signed acknowledgment stating that the                                                                                                                                                                                                                                                                                                                                                                          Other         cost to the borrower on the same terms, including interest, as the                                                                                  (APOR)      QM
                                                                                                                                                                                                        that the owner(s) received the Notice at least [redacted] days prior  owner(s) received the Notice at least [redacted] days prior to closing.                                                                                                                                                                                                                                                                                                                                                                                        original extension of credit with any modifications necessary to comply                                                                                         (APOR)
                                                                                                                                                                                                        to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3586      28998478                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                OR        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3586      28998527                         Credit     Loan Package  Closing /     Loan Package   Title search shows negative impact on title.                                                                                                Outstanding judgment is reflected on title report.  No documentation                                                                               Reviewer Comment (2023-09-05): Clear report provided. Exception is clear.                                09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                OR        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Title         Documentation                                                                                                                                              provided to show disposition of item.  Per guidelines, Spring EQ will not                                                                                                                                                                                                                                                                                                                                                                        Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              originate or purchase 2nd lien mortgage loans behind senior liens that have                                                                                                                                                                                                                                                                                                                                                                      Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              judgment liens.                                                                                                                                    Seller Comment (2023-09-05): Updated property Report                                                                                                                                                                                                                                                                                                                                                                                                                        (APOR)
[redacted] [redacted] [redacted] 3587      29009404                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                NM        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3588      29008628                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3588      29008639                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted]Constitution Section[redacted]: The lender/Assignee cannot                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3588      29008640                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      [redacted]Constitution Section [redacted]: Acceptable FNMA title                                                                                                                                                                                                                                                                                                   2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                insurance endorsements not obtained for home equity loan.  The loan                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        file does not evidence the Title Policy includes the [redacted]                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        [redacted] endorsement or the [redacted] endorsement. (The loan is a                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (APOR)
                                                                                                                                                                                                        [redacted] Section [redacted] home equity loan.)
[redacted] [redacted] [redacted] 3589      29007259                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                DE        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3590      29006926                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        loan.  Testing for [Redacted] compliance under the SFA [Redacted] is                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3591      29007036                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3591      29010373                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - ATR                                    Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of    The file is missing most recent tax returns. [redacted] are in file and                                                                            Reviewer Comment (2023-09-25): Exception has been cleared.  A tax filing extension was filed.            09/25/2023                       1          B          A          C          A          B          A          C          A          B          A                GA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       A        A      C          A          A        A        Non QM      Non QM  Yes
                                                                                                     Compliance                                                                                         Non QM does not match Due Diligence Loan Designation of ATR Fail.     [redacted] Tax Return Extension, causing the loan to waterfall through the                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                              QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-22): The guidelines require two years tax transcripts to support self employment income.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-20): [redacted] k1

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-11): The income documentation does not meet ATR requirements of a P&L
                                                                                                                                                                                                                                                                                                                                                                                                                                 Statement and Balance Sheet.  Additionally, the guidelines require two years tax transcripts to verify self employment positive and negative income.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): LOX UW guidelines 1040s & transcripts

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-08): 1040s in file are required to be signed and dated. Guidelines also require tax transcripts. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): LOX uploaded
[redacted] [redacted] [redacted] 3591      29010374                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Employment - K-1 [redacted]%       Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1      The file is missing most recent tax returns. [redacted] are in file and                                                                            Reviewer Comment (2023-09-25): Exception has been cleared.  A tax filing extension was filed.            09/25/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         (Less than [redacted]% Ownership) status using reasonably reliable    [redacted] Tax Return Extension, causing the loan to waterfall through the                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                        third-party records.                                                  QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-25): The borrower is not self-employed. K-1s show less than [redacted]% owner in
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. Their income is not derived from self-employment income.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-22): The guidelines require two years tax transcripts to support self employment income.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-20): [redacted] k1

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-20): P&L and balance sheets are not required as per our guideline. The borrower filed and extension for [redacted], the K-1s will add no value to the income as we will not have the tax transcripts for [redacted] to verify the K-1 income.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-11): The income documentation does not meet ATR requirements of a P&L
                                                                                                                                                                                                                                                                                                                                                                                                                                 Statement and Balance Sheet.  Additionally, the guidelines require two years tax transcripts to verify self employment positive and negative income.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): LOX UW guidelines 1040s & transcripts

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-08): 1040s in file are required to be signed and dated. Guidelines also require tax transcripts. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): LOX uploaded
[redacted] [redacted] [redacted] 3591      29010375                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Income and Assets - K-1            Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than   The file is missing most recent tax returns. [redacted] are in file and                                                                            Reviewer Comment (2023-09-25): Exception has been cleared.  A tax filing extension was filed.            09/25/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   [redacted]%                                                           [redacted]% Ownership) income using reasonably reliable third-party   [redacted] Tax Return Extension, causing the loan to waterfall through the                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                        records.                                                              QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-25): The borrower is not self-employed. K-1s show less than [redacted]% owner in
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. Their income is not derived from self-employment income.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-22): The guidelines require two years tax transcripts to support self employment income.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-20): [redacted] k1

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-20): P&L and balance sheets are not required as per our guideline. The borrower filed and extension for [redacted], the K-1s will add no value to the income as we will not have the tax transcripts for [redacted] to verify the K-1 income.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-11): The income documentation does not meet ATR requirements of a P&L
                                                                                                                                                                                                                                                                                                                                                                                                                                 Statement and Balance Sheet.  Additionally, the guidelines require two years tax transcripts to verify self employment positive and negative income.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): LOX UW guidelines 1040s & transcripts

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-08): 1040s in file are required to be signed and dated. Guidelines also require tax transcripts. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): LOX uploaded
[redacted] [redacted] [redacted] 3591      29010376                         Compliance Compliance    Federal       ATR/QM Defect  General Ability To Repay Provision Income and Assets - Schedule C     Ability to Repay (Dodd-Frank 2014): Unable to verify Sole             The file is missing most recent tax returns. [redacted] are in file and                                                                            Reviewer Comment (2023-09-25): Exception has been cleared.  A tax filing extension was filed.            09/25/2023                       1          C          A          C          A          C          A          C          A          C          A                GA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         Proprietorship income using reasonably reliable third-party records.  [redacted] Tax Return Extension, causing the loan to waterfall through the                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                              QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-25): The borrower is not self-employed. K-1s show less than [redacted]% owner in
                                                                                                                                                                                                                                                                                                                                                                                                                                 [redacted]. Their income is not derived from self-employment income.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-22): The guidelines require two years tax transcripts to support self employment income.  The loan default tested to ATR requirements.  The ATR exceptions will clear when transcripts are provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-20): Guidelines do not call for P&L and balance sheet. Please reach out to your manager for updated guidelines for [redacted] income. Negative income does not require transcripts, we are including negative income in DTI.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-20): [redacted] k1

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-11): The income documentation does not meet ATR requirements of a P&L
                                                                                                                                                                                                                                                                                                                                                                                                                                 Statement and Balance Sheet.  Additionally, the guidelines require two years tax transcripts to verify self employment positive and negative income.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): LOX UW guidelines 1040s & transcripts

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-08): 1040s in file are required to be signed and dated. Guidelines also require tax transcripts. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): LOX uploaded
[redacted] [redacted] [redacted] 3591      29010377                         Compliance Compliance    Federal       ATR/QM         NonQM ATR                                                             Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay          The file is missing most recent tax returns. [redacted] are in file and                                                                            Reviewer Comment (2023-09-25): Exception has been cleared.  A tax filing extension was filed.            09/25/2023                       1          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         requirements not satisfied.                                           [redacted] Tax Return Extension, causing the loan to waterfall through the                                                                                                                                                                                                                                                                                                                                                                       Cash-out -
                                                                                                                                                                                                                                                                              QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                                      Other
[redacted] [redacted] [redacted] 3592      29001015                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception.                                                                  09/07/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3592      29001390                         Compliance Compliance    Federal       TILA Right-to- TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender  Truth in Lending Act: Notice of Right to Cancel was not executed on                                                                                                                                                      Reviewer Comment (2023-09-22): Rescission was reopened.  A  Letter of Explanation, Proof of Delivery,               09/22/2023            2          C          B          C          B          C          B          C          B          C          B                PA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Cancel         Refinance (Third Circuit)                                             the proper Model Form for a refinancing by the same creditor. The H-8                                                                                                                                                    and [redacted]form was provided.                                                                                                                                                                                                                                                              Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       Priced QM   Priced
                                                                                                                   Missing,                                                                             form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                   Incomplete                                                                                                                                                                                                                                                                                                    Seller Comment (2023-09-22): Uploaded shipping label and letter and/or
                                                                                                                   provided on
                                                                                                                   the wrong form                                                                                                                                                                                                                                                                                                Reviewer Comment (2023-09-22): All required remediation documents were not provided.  A letter of explanation sent to the Borrower along with the Right to Cancel document and proof of receipt(shipping receipt) are required to cure..

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-21): NORTC uploaded
[redacted] [redacted] [redacted] 3593      28997782                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception.                                                                  08/30/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        B       A        A      C          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3593      28997865                         Compliance Compliance    Federal       TRID Defect    TRID Final Closing Disclosure Finance Charge                          TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing   Final Closing Disclosure reflects Finance Charge of $[redacted], however                                                                           Reviewer Comment (2023-09-07): Remediation documents provided. Exception is clear.                                  09/07/2023            2          C          B          C          B          C          B          C          B          C          B                FL        Primary    Refinance -   TILA Material Disclosure Cure - Provide the following: Letter of           C        B       A        A      C          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Disclosure provided on [redacted] disclosed an inaccurate Finance     the calculated Finance Charge is $[redacted]. There is a variance of                                                                                                                                                                                                                                                                                                                                                                             Cash-out -    Explanation, Proof of Delivery, Refund check for underdisclosed amount,                                                                             Priced QM   Priced
                                                                                                                                                                                                        Charge on page [redacted] that does not match the actual Finance      $[redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                     Other         Corrected CD, and Re-open Rescission if Applicable                                                                                                  (APOR)      QM
                                                                                                                                                                                                        Charge for the loan.  The disclosed Finance Charge in the amount of                                                                                                                                                      Seller Comment (2023-09-07): [redacted], [redacted], and [redacted]sent to borrower                                                                                                                                                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                        $[redacted]is under disclosed by $[redacted]compared to the calculated Finance Charge of $[redacted]which exceeds the
                                                                                                                                                                                                        $[redacted]threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).
[redacted] [redacted] [redacted] 3594      29004317                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3594      29004643                         Compliance Compliance    Federal       ATR/QM         Self-Employed Tax Return Recency - ATR                                Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The   2022 returns not in file.                                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                GA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         business or personal tax returns provided are not the most recent.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                        Application Date XX/XX/XXXX,  Most Recent Tax Return End Date                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other
                                                                                                                                                                                                        12/31/2021, Tax Return Due Date 03/15/2023.
[redacted] [redacted] [redacted] 3594      29004644                         Compliance Compliance    Federal       ATR/QM         Self-Employed Tax Return Recency - ATR                                Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The   2022 returns not in file.                                                                                                                                                                                                                                                                    2          B          B          B          B          B          B          B          B          B          B                GA        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         business or personal tax returns provided are not the most recent.                                                                                                                                                                                                                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                                                                                        Application Date XX/XX/XXXX,  Most Recent Tax Return End Date                                                                                                                                                                                                                                                                                                                                                                                                                                                          Other
                                                                                                                                                                                                        12/31/2021, Tax Return Due Date 03/15/2023.
[redacted] [redacted] [redacted] 3595      29007742                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                TN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3596      29007876                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Debt                                                                                                                                                              (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consolidation                                                                                                                                                                 (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3597      29008967                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3597      29013177                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated                                                                          The property is located in FEMA Disaster area.  Provide a post-disaster                                                                            Reviewer Comment (2023-09-07): PDI provided. Exception is clear.                                         09/07/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                                                                                                     inspection verifying there was no damage.  The inspection must include                                                                                                                                                                                                                                                                                                                                                                           Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              exterior photos and the property must be re-inspected on or after                                                                                                                                                                                                                                                                                                                                                                                Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                              09/04/2023 declared end date.                                                                                                                      Seller Comment (2023-09-07): No Damage                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3598      28997292                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                PA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3599      28996620                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception.                                                                  08/30/2023 3          A          A          A          A          A          A          A          A          A          A                KS        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3600      29005821                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3601      29005648                         Compliance TRID          Transaction   TRID           [Redacted]  A limited compliance review scope was performed on this                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        loan.  Testing for [Redacted]) compliance under the SFA [Redacted] is                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3602      28993500                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              09/28/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3603      28997075                         Compliance Compliance    State         State Defect   [redacted] SB [redcated]                                              [redacted] Predatory Lending Database Program ([redacted]) -                                                                                                                                                             Reviewer Comment (2023-09-06): Disclosure provided. Exception is clear.                                  09/06/2023                       1          C          A          C          A          C          A          C          A          C          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         Certificate of [redacted] or Exemption not attached to mortgage for                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        recording.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-06): recorded package                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)
[redacted] [redacted] [redacted] 3603      28997080                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                IL        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3604      29004034                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3605      29004608                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3606      29004193                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                MD        Investment Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      N/A     No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3606      29004447                         Compliance Compliance    Federal       ATR/QM         [redacted]Property Submitted as [redacted] Test                       Ability-to-Repay ([redacted]): Improper Originator Loan Designation.  Loan Designation of [redacted]was selected as provided by the lender.                                                                                                                                                                                                                        2          B          B          B          B          B          B          B          B          B          B                MD        Investment Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      N/A     No
                                                                                                     Compliance                                                                                         Investment property not subject to TILA Ability-to-Repay requirements                                                                                                                                                                                                                                                                                                                                                                                                                                                  Cash-out -                                                                                                                                                        Priced QM
                                                                                                                                                                                                        under [redacted] based on deal settings.                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)
[redacted] [redacted] [redacted] 3607      28989837                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                CO        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("[redated]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3608      29008455                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (High Cost Analysis Not In File)               Rhode Island Home Loan:  Loan file did not contain record(s)          The Rhode Island High Cost Analysis was not provided.                                                                                              Reviewer Comment (2023-09-08): Disclosure provided. Exception is clear.                                  09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                                                                                         documenting high-cost home loan analysis.                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): uploaded                                                                                                                                                                                                                                                         Consolidation
[redacted] [redacted] [redacted] 3608      29008483                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Debt
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consolidation
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3608      29015213                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding High- Rhode Island Home Loan: Prohibited Acts and Practices Regarding High- Document is not signed and dated by lender.                                                                                                        Reviewer Comment (2023-09-08): Disclosure signed by lender provided. exception is clear.                 09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Cost Home Loans Disclosure Not Signed)                                Cost Home Loans disclosure not properly executed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): signed                                                                                                                                                                                                                                                           Consolidation

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): Signed disclosures

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-08): SitusAMC does not have the same page numbers as client.  This disclosure is a one page disclosure.  I reviewed all of the documents.  I can not find this Prohibited acts disclosure that reflects a signature and date from the Lender/Broker.  The signature/date line is blank.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): page 7 has brokers signature

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-08): The disclosure is not signed and dated by the Lender.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): Pages 4-18 of doc package
[redacted] [redacted] [redacted] 3608      29015214                         Compliance Compliance    State         State Defect   Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home  Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home  Document is not signed and dated by lender.                                                                                                        Reviewer Comment (2023-09-08): Disclosure signed by lender provided. exception is clear.                 09/08/2023                       1          C          A          C          A          C          A          C          A          C          A                RI        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Non QM      Non QM  No
                                                                                                     Compliance                   Loans Disclosure Not Signed)                                          Loans Disclosure not properly executed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): uploaded                                                                                                                                                                                                                                                         Consolidation

                                                                                                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2023-09-08): The disclosure is not signed and dated by the Lender.

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): Pages 379-380 of doc package
[redacted] [redacted] [redacted] 3609      28998898                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3610      29003520                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading                                                                                                                                                                                                                                                     Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3611      29005193                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The subject property is located in a FEMA                                                                              Post Disaster Inspection (PDI) is not in file.                                                                                                     Reviewer Comment (2023-09-12): PDI provided. Exception is clear.                                         09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  disaster that does not have a declared end date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-08): No Damage                                                                                                                                                                                                                                                                                                                                                                                                                                      (APOR)
[redacted] [redacted] [redacted] 3611      29005196                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3611      29033051                         Credit     Loan Package  Application / Loan Package   FEMA Disaster Issue: The most recent valuation inspection is dated    Most Recent Valuation Inspection Date: ___                                                                                                                                                                               Reviewer Comment (2023-09-12): PDI provided. Exception is clear.                                         09/12/2023                       1                     A                     A                     A                     A                     A                FL        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Documentation  prior to the most recent FEMA disaster.                               Disaster End Date: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        Disaster Name: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Disaster Declaration Date: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
[redacted] [redacted] [redacted] 3612      28998030                         Compliance TRID          Transaction   TRID           [Redacted]:  A limited compliance review scope was performed on this                                                                                                                                                                                                                           Reviewer Comment (2023-08-30): Client acknowledges exception. This exception is for informational                              08/30/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [Redacted] compliance under the SFA [Redacted] is                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3613      29006424                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3614      29003262                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3614      29003269                         Credit     Loan Package  Application / Missing        Missing Document: Approval not provided                                                                                                                                                                                                                                                        Reviewer Comment (2023-09-11): Exception has been cleared.  Approval was provided.                       09/11/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                       Documentation Processing    Document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): Income Worksheet                                                                                                                                                                                                                                                                                                                                                                                                                               (APOR)

                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): UW worksheet
[redacted] [redacted] [redacted] 3614      29003314                         Compliance Compliance    Federal       Federal HPML   Federal HPML 2014 Non Compliant                                       Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.43002%                                                                                                                                                    Reviewer Comment (2023-09-11): Exception has been cleared.  Approval was provided.  Loan is compliant    09/11/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         or Final Disclosure APR of 11.43100% is equal to or greater than the                                                                                                                                                     higher priced.                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        threshold of APOR 6.59% + 3.5%, or 10.09000%.  Non-Compliant Higher                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): PCI real time photos 7/31/23 see all photos
[redacted] [redacted] [redacted] 3614      29003315                         Compliance Compliance    Federal       Federal HPML   TIL Higher Priced Mortgage Loan Safe Harbor Test                      TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements  Missing approval.                                                                                                                                  Reviewer Comment (2023-09-11): Exception has been cleared.  Approval was provided.  Loan is compliant    09/11/2023                       1          B          A          B          A          B          A          B          A          B          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                         not satisfied.                                                                                                                                                                                                           higher priced.                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): uploaded UW worksheet
[redacted] [redacted] [redacted] 3614      29003317                         Compliance Compliance    Federal       ATR/QM Defect  Check Loan Designation Match - QM                                     Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of  Missing approval.                                                                                                                                  Reviewer Comment (2023-09-11): Exception has been cleared.  Approval was provided.  Loan is compliant    09/11/2023                       1          B          A          C          A          B          A          C          A          B          A                VA        Primary    Refinance -   Lender to provide updated ATR/QM status                                    C        A       C        A      C          A          A        A        Higher      Higher  Yes
                                                                                                     Compliance                                                                                         Higher Priced QM (APOR) does not match Due Diligence Loan Designation                                                                                                                                                    higher priced.                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                        of QM (APOR) Fail.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): PCI real time photos 7/31/23 see all photos
[redacted] [redacted] [redacted] 3614      29003318                         Compliance Compliance    Federal       ATR/QM Defect  General QM Provision Loan Approval                                    General QM: Missing loan approval; General QM testing is incomplete.  Missing approval.                                                                                                                                  Reviewer Comment (2023-09-11): Exception has been cleared.  Approval was provided.                       09/11/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): UW Approval uploaded                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
[redacted] [redacted] [redacted] 3614      29004773                         Compliance Compliance    Federal       Federal HPML   (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by Missing approval.                                                                                                                                  Reviewer Comment (2023-09-11): Exception has been cleared.  Approval was provided.  Loan is compliant    09/11/2023                       1          C          A          C          A          C          A          C          A          C          A                VA        Primary    Refinance -                                                                              C        A       C        A      C          A          A        A        Higher      Higher  No
                                                                                                     Compliance                   Did Not Physically Visit)                                             physical visit to property.                                                                                                                                                                                              higher priced.                                                                                                                                                                                                                                                                                Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2023-09-11): PCI real time photos 7/31/23 see all photos
[redacted] [redacted] [redacted] 3615      29007756                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                IN        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3616      29007231                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3617      29007087                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                KY        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3618      29007624                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other
                                                                                                                                  outside of scope with the exception of specifically enumerated components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3619      29007819                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3620      29008767                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception.                                                                  09/07/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3620      29008863                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          Texas Constitution Section 50(a)(6): The lender/Assignee cannot       AVM rather than a full appraisal was obtained for this loan.                                                                                                                                                                                                                                 2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Higher      Higher  Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           Priced QM   Priced
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                            (APOR)      QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3620      29008864                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)      Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance                                                                                                                                                                                                                                                                                               2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   The endorsements would be required at the time of original title policy    B        B       A        A      B          B          A        A        Higher      Higher  No
                                                                                                     Compliance    Level                                                                                endorsements not obtained for home equity loan.  The loan file does                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cash-out -    issuance, there is not an obvious remediation                                                                                                       Priced QM   Priced
                                                                                                                                                                                                        not evidence the Title Policy includes the Texas T-42 endorsement or                                                                                                                                                                                                                                                                                                                                                                                                                                                   Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                        the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (APOR)
                                                                                                                                                                                                        equity loan.)
[redacted] [redacted] [redacted] 3621      29005180                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3622      29007938                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                GA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3623      29003302                         Compliance TRID          Transaction   TRID           [Redacted]  A limited compliance review scope was performed on this                                                                                                                                                                                                                            Reviewer Comment (2023-09-05): Client acknowledges exception. This exception is for informational                              09/05/2023 3          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        loan.  Testing for [redacted] compliance under the SFA[redacted]  is                                                                                                                                                                                                                           purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Other                                                                                                                                                                         QM
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (APOR)
                                                                                                                                  compliance testing included in the review.
[redacted] [redacted] [redacted] 3624      29004756                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3625      29003413                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3626      29008634                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                OH        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted]TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3626      29018970                         Credit     Guideline     Guideline     Guideline      Borrower has been on current job less than [redacted] years, and      -                                                                     [redacted]re-entering the work force after an extended absence ([redacted]                                                                         Reviewer Comment (2023-09-12): Exception has been cleared.  Borrower's work history meets the guideline  09/12/2023                       1          C          A          C          A          C          A          C          A          C          A                OH        Primary    Refinance -                                                                              C        A       C        A      A          A          A        A        Higher      Higher  No
                                                                                                     Issue                        prior employment history was not documented as required.                                                                                    months or more) may be                                                                                                                             requirements.                                                                                                                                                                                                                                                                                 Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                                                                                                                                                              considered to have stable employment if all of the following is met:                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                             (APOR)      QM
                                                                                                                                                                                                                                                                                The Borrower has been employed in their current job for [redacted] months                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                              or more and                                                                                                                                        Seller Comment (2023-09-11): corrected VOE uploaded
                                                                                                                                                                                                                                                                                A [redacted]-year work history prior to the absence from the workforce is documented.  [redacted]year history prior to absence has not been
                                                                                                                                                                                                                                                                              documented.                                                                                                                                        Seller Comment (2023-09-11): Prior Job
[redacted] [redacted] [redacted] 3627      29008143                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-06): Client acknowledges exception. This exception is for informational                              09/06/2023 3          A          A          A          A          A          A          A          A          A          A                AZ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3628      29009169                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-07): Client acknowledges exception. This exception is for informational                              09/07/2023 3          A          A          A          A          A          A          A          A          A          A                TX        Primary    Refinance -                                                                              B        B       A        A      B          B          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3628      29009841                         Compliance Compliance    State         Misc. State    (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          [redacted] Constitution Section 50(a)(6): The lender/Assignee cannot  The lender/Assignee cannot conclusively rely on the Value on                                                                                                                                                                                                                                 2          B          B          B          B          B          B          B          B          B          B                TX        Primary    Refinance -   To Remediate: (1) Deliver to the borrower the required disclosure          B        B       A        A      B          B          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Level          conclusively rely on the Value on the Acknowledgement of Fair Market  conclusively rely on the Value on Acknowledgement of Fair Market      Acknowledgement of Fair Market Value. Test performed using stated value or                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    documents with the correct value and obtain an executed copy. If borrower                                                                           QM (APOR)   Harbor
                                                                                                                                  Value as the loan file does not contain an Appraisal)                 Value.  Test performed using stated value or other valuation method   other valuation method in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                             Other         does not return, THEN (2) refund or credit the borrower $1,000 and offer                                                                                        QM
                                                                                                                                                                                                        in file other than appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the borrower the right to refinance the extension of credit for the                                                                                             (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted] [redacted] [redacted] 3629      29003790                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NC        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("[redacted]") compliance under the SFA TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3630      29003872                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3631      29004291                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                FL        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3632      28990552                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-08-29): Client acknowledges exception. This exception is for informational                              08/29/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              C        A       A        A      C          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3632      28990592                         Compliance Compliance    Federal       TILA Right-to- TILA Rescission - Disbursement Date Less than 3 Business Days From    Truth in Lending Act:  Subject loan transaction disbursed on          RTC disclosed incorrect transaction and/or expiration date.  Notary date                                                                           Reviewer Comment (2023-09-05): Transaction date has been updated. Exception is clear.                    09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Transaction Date                                                      [redacted] , prior to three [redacted]) business days from            and disbursement date are both[redacted].                                                                                                                                                                                                                                                                                                                                                                                                        Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                             transaction date of [redacted].                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-08-31): LOX uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 3632      28990593                         Compliance Compliance    Federal       TILA Right-to- TILA Notice of Right to Cancel Expiration Date Prior or equal to      Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel    RTC disclosed incorrect transaction and/or expiration date.  Notary date                                                                           Reviewer Comment (2023-09-05): Transaction date has been updated. Exception is clear.                    09/05/2023                       1          C          A          C          A          C          A          C          A          C          A                CA        Primary    Refinance -   TILA ROR - Provide the following: Letter of Explanation, Proof of          C        A       A        A      C          A          A        A        Safe Harbor Safe    Yes
                                                                                                     Compliance    Cancel         Disbursement Date                                                     occurs prior to expected date(s).                                     and disbursement date are both [redacted].                                                                                                                                                                                                                                                                                                                                                                                                       Cash-out -    Delivery, and Re-open Rescission using the correct model form                                                                                       QM (APOR)   Harbor
                                                                                                                   Missing,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Other                                                                                                                                                                         QM
                                                                                                                   Incorrect,                                                                                                                                                                                                                                                                                                    Seller Comment (2023-08-31): LOX uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR)
                                                                                                                   Incomplete
                                                                                                                   and/or
                                                                                                                   provided on
                                                                                                                   the wrong form
[redacted] [redacted] [redacted] 3633      29004133                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                CA        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the [redacted] TRID Grid is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Other                                                                                                                                                                         QM
                                                                                                                                  outside of scope with the exception of specifically enumerated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (APOR)
                                                                                                                                  components.  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3634      29006234                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-01): Client acknowledges exception. This exception is for informational                              09/01/2023 3          A          A          A          A          A          A          A          A          A          A                NV        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Higher      Higher  No
                                                                                                     Error                        was performed on this loan.  Testing for [Redacted]) compliance under                                                                                                                                                                                                                          purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        Priced QM   Priced
                                                                                                                                  the SFA [Redacted] Grid is outside of scope with the exception of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other                                                                                                                                                             (APOR)      QM
                                                                                                                                  specifically enumerated components.  Refer to deal specific Scope of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (APOR)
                                                                                                                                  Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3635      29012573                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-11): Seller acknowledges the exception. This exception is for informational                          09/11/2023 2          A          A          A          A          A          A          A          A          A          A                NJ        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Non QM      Non QM  No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other
                                                                                                                                  scope with the exception of specifically enumerated components.
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.
[redacted] [redacted] [redacted] 3636      29012095                         Compliance TRID          Transaction   TRID           LIMITED COMPLIANCE REVIEW SCOPE:  A limited compliance review scope                                                                                                                                                                                                                            Reviewer Comment (2023-09-11): Seller acknowledges the exception. This exception is for informational                          09/11/2023 2          A          A          A          A          A          A          A          A          A          A                CT        Primary    Refinance -                                                                              A        A       A        A      A          A          A        A        Safe Harbor Safe    No
                                                                                                     Error                        was performed on this loan.  Testing for TILA-RESPA Integrated                                                                                                                                                                                                                                 purposes only and does not impact grading.                                                                                                                                                                                                                                                    Cash-out -                                                                                                                                                        QM (APOR)   Harbor
                                                                                                                                  Disclosure ("TRID") compliance under the SFA TRID Grid is outside of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Other                                                                                                                                                                         QM
                                                                                                                                  scope with the exception of specifically enumerated components.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (APOR)
                                                                                                                                  Refer to deal specific Scope of Work for details on compliance testing included in the review.